UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: May 31, 2018
Item 1: Schedule of Investments

Vanguard Short-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	0.875%	6/15/19	14,000	13,799
United States Treasury Note/Bond	1.000%	6/30/19	22,055	21,752
United States Treasury Note/Bond	1.250%	6/30/19	1,820	1,800
United States Treasury Note/Bond	1.625%	6/30/19	71,995	71,477
United States Treasury Note/Bond	0.750%	7/15/19	39,390	38,713
United States Treasury Note/Bond	0.875%	7/31/19	2,500	2,459
United States Treasury Note/Bond	1.375%	7/31/19	22,000	21,766
United States Treasury Note/Bond	1.625%	7/31/19	80,005	79,367
United States Treasury Note/Bond	0.750%	8/15/19	65,185	63,973
United States Treasury Note/Bond	3.625%	8/15/19	39,800	40,409
United States Treasury Note/Bond	1.000%	8/31/19	19,150	18,836
United States Treasury Note/Bond	1.250%	8/31/19	72,000	71,044
United States Treasury Note/Bond	1.625%	8/31/19	71,950	71,320
United States Treasury Note/Bond	0.875%	9/15/19	16,315	16,012
United States Treasury Note/Bond	1.000%	9/30/19	12,000	11,790
United States Treasury Note/Bond	1.375%	9/30/19	35,695	35,243
United States Treasury Note/Bond	1.750%	9/30/19	22,635	22,458
United States Treasury Note/Bond	1.000%	10/15/19	32,000	31,415
United States Treasury Note/Bond	1.250%	10/31/19	9,100	8,961
United States Treasury Note/Bond	1.500%	10/31/19	95,075	93,931
United States Treasury Note/Bond	1.000%	11/15/19	15,625	15,320
United States Treasury Note/Bond	3.375%	11/15/19	22,550	22,871
United States Treasury Note/Bond	1.000%	11/30/19	70,660	69,247
United States Treasury Note/Bond	1.500%	11/30/19	55,200	54,493
United States Treasury Note/Bond	1.750%	11/30/19	12,485	12,372
United States Treasury Note/Bond	1.375%	12/15/19	73,705	72,588
United States Treasury Note/Bond	1.125%	12/31/19	27,970	27,428
United States Treasury Note/Bond	1.625%	12/31/19	39,200	38,741
United States Treasury Note/Bond	1.875%	12/31/19	30,000	29,766
United States Treasury Note/Bond	1.375%	1/15/20	92,050	90,583
United States Treasury Note/Bond	1.250%	1/31/20	38,125	37,416
United States Treasury Note/Bond	1.375%	1/31/20	28,520	28,052
United States Treasury Note/Bond	2.000%	1/31/20	55,275	54,921
United States Treasury Note/Bond	1.375%	2/15/20	48,406	47,574
United States Treasury Note/Bond	3.625%	2/15/20	44,125	45,014
United States Treasury Note/Bond	1.250%	2/29/20	15,000	14,705
United States Treasury Note/Bond	1.375%	2/29/20	73,235	71,942
United States Treasury Note/Bond	2.250%	2/29/20	88,500	88,265
United States Treasury Note/Bond	1.625%	3/15/20	19,718	19,447
United States Treasury Note/Bond	1.125%	3/31/20	8,000	7,815
United States Treasury Note/Bond	1.375%	3/31/20	83,335	81,786
United States Treasury Note/Bond	2.250%	3/31/20	28,690	28,605
United States Treasury Note/Bond	1.500%	4/15/20	65,330	64,227
United States Treasury Note/Bond	1.125%	4/30/20	10,000	9,758
United States Treasury Note/Bond	1.375%	4/30/20	38,480	37,728
United States Treasury Note/Bond	2.375%	4/30/20	41,500	41,461
United States Treasury Note/Bond	1.500%	5/15/20	51,965	51,047
United States Treasury Note/Bond	3.500%	5/15/20	36,095	36,817
United States Treasury Note/Bond	1.375%	5/31/20	18,415	18,035

United States Treasury Note/Bond	1.500%	5/31/20	78,975	77,544
United States Treasury Note/Bond	2.500%	5/31/20	35,000	35,049
United States Treasury Note/Bond	1.500%	6/15/20	34,000	33,373
United States Treasury Note/Bond	1.625%	6/30/20	38,480	37,848
United States Treasury Note/Bond	1.875%	6/30/20	14,000	13,840
United States Treasury Note/Bond	1.500%	7/15/20	78,090	76,565
United States Treasury Note/Bond	1.625%	7/31/20	61,210	60,139
United States Treasury Note/Bond	2.000%	7/31/20	41,850	41,444
United States Treasury Note/Bond	1.500%	8/15/20	25,261	24,740
United States Treasury Note/Bond	2.625%	8/15/20	29,890	29,988
United States Treasury Note/Bond	8.750%	8/15/20	4,085	4,631
United States Treasury Note/Bond	1.375%	8/31/20	61,875	60,396
United States Treasury Note/Bond	2.125%	8/31/20	20,000	19,847
United States Treasury Note/Bond	1.375%	9/15/20	18,652	18,197
United States Treasury Note/Bond	1.375%	9/30/20	48,110	46,907
United States Treasury Note/Bond	2.000%	9/30/20	15,000	14,836
United States Treasury Note/Bond	1.625%	10/15/20	44,388	43,507
United States Treasury Note/Bond	1.375%	10/31/20	35,575	34,641
United States Treasury Note/Bond	1.750%	10/31/20	28,000	27,510
United States Treasury Note/Bond	1.750%	11/15/20	56,000	55,003
United States Treasury Note/Bond	2.625%	11/15/20	59,670	59,838
United States Treasury Note/Bond	1.625%	11/30/20	45,000	44,044
United States Treasury Note/Bond	2.000%	11/30/20	38,245	37,779
United States Treasury Note/Bond	1.875%	12/15/20	67,393	66,361
United States Treasury Note/Bond	1.750%	12/31/20	50,544	49,581
United States Treasury Note/Bond	2.375%	12/31/20	33,757	33,641
United States Treasury Note/Bond	2.000%	1/15/21	79,960	78,911
United States Treasury Note/Bond	1.375%	1/31/21	48,000	46,590
United States Treasury Note/Bond	2.125%	1/31/21	29,000	28,696
United States Treasury Note/Bond	2.250%	2/15/21	66,911	66,430
United States Treasury Note/Bond	3.625%	2/15/21	38,611	39,709
United States Treasury Note/Bond	1.125%	2/28/21	45,000	43,326
United States Treasury Note/Bond	2.000%	2/28/21	30,000	29,578
United States Treasury Note/Bond	2.375%	3/15/21	75,745	75,413
United States Treasury Note/Bond	1.250%	3/31/21	65,360	63,062
United States Treasury Note/Bond	2.250%	3/31/21	14,275	14,163
United States Treasury Note/Bond	2.375%	4/15/21	72,495	72,155
United States Treasury Note/Bond	1.375%	4/30/21	35,000	33,852
United States Treasury Note/Bond	2.250%	4/30/21	12,650	12,545
United States Treasury Note/Bond	2.625%	5/15/21	103,500	103,727
United States Treasury Note/Bond	3.125%	5/15/21	45,317	46,046
United States Treasury Note/Bond	1.375%	5/31/21	22,705	21,928
United States Treasury Note/Bond	2.000%	5/31/21	13,000	12,789
Total U.S. Government and Agency Obligations (Cost $3,824,305)				3,790,718
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost $16,045)	1.961%		160,448	16,046
Total Investments (99.6%) (Cost $3,840,350)				3,806,764
Other Assets and Liabilities-Net (0.4%)				13,811
Net Assets (100%)				3,820,575

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Treasury Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,790,718	—
Temporary Cash Investments	16,046	—	—
Total	16,046	3,790,718	—

C. At May 31, 2018, the cost of investment securities for tax purposes was $3,840,350,000. Net unrealized depreciation of investment securities for tax purposes was $33,586,000, consisting of unrealized gains of $341,000 on securities that had risen in value since their purchase and $33,927,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,551
United States Treasury Note/Bond	2.000%	5/31/21	21,810	21,456
United States Treasury Note/Bond	1.125%	6/30/21	16,150	15,461
United States Treasury Note/Bond	2.125%	6/30/21	50,300	49,640
United States Treasury Note/Bond	1.125%	7/31/21	15,490	14,807
United States Treasury Note/Bond	2.250%	7/31/21	6,200	6,138
United States Treasury Note/Bond	2.125%	8/15/21	66,922	65,960
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,077
United States Treasury Note/Bond	1.125%	8/31/21	19,628	18,735
United States Treasury Note/Bond	2.000%	8/31/21	21,325	20,932
United States Treasury Note/Bond	1.125%	9/30/21	46,185	44,020
United States Treasury Note/Bond	2.125%	9/30/21	50,760	49,990
United States Treasury Note/Bond	1.250%	10/31/21	12,750	12,188
United States Treasury Note/Bond	2.000%	10/31/21	69,600	68,208
United States Treasury Note/Bond	2.000%	11/15/21	12,508	12,258
United States Treasury Note/Bond	1.750%	11/30/21	13,147	12,769
United States Treasury Note/Bond	1.875%	11/30/21	26,960	26,303
United States Treasury Note/Bond	2.000%	12/31/21	20,385	19,952
United States Treasury Note/Bond	2.125%	12/31/21	38,400	37,752
United States Treasury Note/Bond	1.500%	1/31/22	21,519	20,675
United States Treasury Note/Bond	1.875%	1/31/22	13,500	13,146
United States Treasury Note/Bond	2.000%	2/15/22	31,394	30,702
United States Treasury Note/Bond	1.750%	2/28/22	13,346	12,929
United States Treasury Note/Bond	1.875%	2/28/22	27,300	26,566
United States Treasury Note/Bond	1.750%	3/31/22	14,606	14,134
United States Treasury Note/Bond	1.875%	3/31/22	56,970	55,386
United States Treasury Note/Bond	1.750%	4/30/22	10,364	10,021
United States Treasury Note/Bond	1.875%	4/30/22	13,141	12,767
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,833
United States Treasury Note/Bond	1.750%	5/31/22	70,630	68,246
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,044
United States Treasury Note/Bond	1.750%	6/30/22	12,900	12,456
United States Treasury Note/Bond	2.125%	6/30/22	14,650	14,352
United States Treasury Note/Bond	1.875%	7/31/22	28,225	27,361
United States Treasury Note/Bond	2.000%	7/31/22	58,520	57,002
United States Treasury Note/Bond	1.625%	8/15/22	3,627	3,478
United States Treasury Note/Bond	7.250%	8/15/22	975	1,153
United States Treasury Note/Bond	1.625%	8/31/22	30,990	29,712
United States Treasury Note/Bond	1.875%	8/31/22	16,398	15,880
United States Treasury Note/Bond	1.750%	9/30/22	21,763	20,950
United States Treasury Note/Bond	1.875%	9/30/22	25,515	24,694
United States Treasury Note/Bond	1.875%	10/31/22	8,310	8,037
United States Treasury Note/Bond	2.000%	10/31/22	25,070	24,381
United States Treasury Note/Bond	1.625%	11/15/22	68,790	65,780
United States Treasury Note/Bond	7.625%	11/15/22	2,075	2,506
United States Treasury Note/Bond	2.000%	11/30/22	93,685	91,065
United States Treasury Note/Bond	2.125%	12/31/22	43,310	42,289
United States Treasury Note/Bond	1.750%	1/31/23	40,035	38,415
United States Treasury Note/Bond	2.375%	1/31/23	33,680	33,233

United States Treasury Note/Bond	2.000%	2/15/23	38,100	36,963
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,097
United States Treasury Note/Bond	1.500%	2/28/23	56,275	53,330
United States Treasury Note/Bond	2.625%	2/28/23	37,500	37,418
United States Treasury Note/Bond	1.500%	3/31/23	39,620	37,503
United States Treasury Note/Bond	2.500%	3/31/23	24,000	23,801
United States Treasury Note/Bond	1.625%	4/30/23	16,430	15,626
United States Treasury Note/Bond	2.750%	4/30/23	20,000	20,056
United States Treasury Note/Bond	1.750%	5/15/23	41,015	39,233
United States Treasury Note/Bond	1.625%	5/31/23	27,205	25,845
United States Treasury Note/Bond	2.750%	5/31/23	35,000	35,098
United States Treasury Note/Bond	1.375%	6/30/23	43,630	40,890
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,554
United States Treasury Note/Bond	2.500%	8/15/23	11,495	11,380
United States Treasury Note/Bond	6.250%	8/15/23	5,625	6,592
United States Treasury Note/Bond	1.375%	8/31/23	18,975	17,739
United States Treasury Note/Bond	1.375%	9/30/23	20,600	19,232
United States Treasury Note/Bond	1.625%	10/31/23	40,395	38,173
United States Treasury Note/Bond	2.750%	11/15/23	24,395	24,433
United States Treasury Note/Bond	2.125%	11/30/23	14,360	13,922
United States Treasury Note/Bond	2.250%	12/31/23	19,200	18,720
United States Treasury Note/Bond	2.250%	1/31/24	10,800	10,522
United States Treasury Note/Bond	2.750%	2/15/24	77,350	77,398
United States Treasury Note/Bond	2.125%	2/29/24	42,440	41,048
United States Treasury Note/Bond	2.125%	3/31/24	19,000	18,362
United States Treasury Note/Bond	2.000%	4/30/24	10,200	9,782
United States Treasury Note/Bond	2.500%	5/15/24	65,525	64,604
United States Treasury Note/Bond	2.000%	5/31/24	30,100	28,839
United States Treasury Note/Bond	2.000%	6/30/24	28,400	27,188
United States Treasury Note/Bond	2.125%	7/31/24	26,500	25,539
United States Treasury Note/Bond	2.375%	8/15/24	73,140	71,506
United States Treasury Note/Bond	1.875%	8/31/24	28,235	26,797
United States Treasury Note/Bond	2.125%	9/30/24	22,128	21,291
United States Treasury Note/Bond	2.250%	10/31/24	20,595	19,951
United States Treasury Note/Bond	2.250%	11/15/24	38,891	37,669
United States Treasury Note/Bond	7.500%	11/15/24	340	435
United States Treasury Note/Bond	2.125%	11/30/24	60,740	58,367
United States Treasury Note/Bond	2.250%	12/31/24	29,130	28,192
United States Treasury Note/Bond	2.500%	1/31/25	26,550	26,094
United States Treasury Note/Bond	2.000%	2/15/25	78,488	74,686
United States Treasury Note/Bond	7.625%	2/15/25	300	388
United States Treasury Note/Bond	2.750%	2/28/25	28,102	28,036
United States Treasury Note/Bond	2.625%	3/31/25	21,850	21,621
United States Treasury Note/Bond	2.875%	4/30/25	22,000	22,110
United States Treasury Note/Bond	2.125%	5/15/25	60,510	57,938
United States Treasury Note/Bond	2.875%	5/31/25	29,500	29,643
United States Treasury Note/Bond	2.000%	8/15/25	31,340	29,695
United States Treasury Note/Bond	6.875%	8/15/25	4,248	5,374
United States Treasury Note/Bond	2.250%	11/15/25	74,745	71,896
United States Treasury Note/Bond	1.625%	2/15/26	38,755	35,521
United States Treasury Note/Bond	6.000%	2/15/26	1,295	1,580
United States Treasury Note/Bond	1.625%	5/15/26	54,115	49,448
United States Treasury Note/Bond	1.500%	8/15/26	61,840	55,762
United States Treasury Note/Bond	2.000%	11/15/26	53,422	50,008
United States Treasury Note/Bond	6.500%	11/15/26	4,000	5,101
United States Treasury Note/Bond	2.250%	2/15/27	60,335	57,516
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,897

United States Treasury Note/Bond	2.375%	5/15/27	68,370	65,774
United States Treasury Note/Bond	2.250%	8/15/27	56,070	53,284
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,856
United States Treasury Note/Bond	2.250%	11/15/27	60,340	57,276
United States Treasury Note/Bond	6.125%	11/15/27	7,000	8,891
United States Treasury Note/Bond	2.750%	2/15/28	54,300	53,791
United States Treasury Note/Bond	2.875%	5/15/28	25,000	25,047
Total U.S. Government and Agency Obligations (Cost $3,390,190)				3,289,718
	Coupon		Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost
$14,498)	1.961%		144,975	14,499
Total Investments (99.9%) (Cost $3,404,688)				3,304,217
Other Assets and Liabilities-Net (0.1%)				3,962
Net Assets (100%)				3,308,179
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,289,718	—
Temporary Cash Investments	14,499	—	—
Total	14,499	3,289,718	—

C. At May 31, 2018, the cost of investment securities for tax purposes was $3,404,688,000. Net unrealized depreciation of investment securities for tax purposes was $100,471,000, consisting of unrealized gains of $324,000 on securities that had risen in value since their purchase and $100,795,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	2.875%	5/15/28	2,500	2,505
United States Treasury Note/Bond	5.500%	8/15/28	5,294	6,525
United States Treasury Note/Bond	5.250%	11/15/28	9,149	11,115
United States Treasury Note/Bond	5.250%	2/15/29	7,097	8,651
United States Treasury Note/Bond	6.125%	8/15/29	6,170	8,087
United States Treasury Note/Bond	6.250%	5/15/30	12,063	16,162
United States Treasury Note/Bond	5.375%	2/15/31	23,450	29,657
United States Treasury Note/Bond	4.500%	2/15/36	19,482	23,780
United States Treasury Note/Bond	4.750%	2/15/37	5,901	7,466
United States Treasury Note/Bond	5.000%	5/15/37	5,240	6,828
United States Treasury Note/Bond	4.375%	2/15/38	9,319	11,328
United States Treasury Note/Bond	4.500%	5/15/38	10,110	12,498
United States Treasury Note/Bond	3.500%	2/15/39	17,426	18,918
United States Treasury Note/Bond	4.250%	5/15/39	23,282	27,997
United States Treasury Note/Bond	4.500%	8/15/39	16,614	20,648
United States Treasury Note/Bond	4.375%	11/15/39	20,796	25,462
United States Treasury Note/Bond	4.625%	2/15/40	25,895	32,769
United States Treasury Note/Bond	4.375%	5/15/40	22,836	28,003
United States Treasury Note/Bond	3.875%	8/15/40	16,708	19,146
United States Treasury Note/Bond	4.250%	11/15/40	21,000	25,361
United States Treasury Note/Bond	4.750%	2/15/41	23,958	30,940
United States Treasury Note/Bond	4.375%	5/15/41	23,650	29,108
United States Treasury Note/Bond	3.750%	8/15/41	25,988	29,293
United States Treasury Note/Bond	3.125%	11/15/41	22,431	22,929
United States Treasury Note/Bond	3.125%	2/15/42	25,606	26,178
United States Treasury Note/Bond	3.000%	5/15/42	13,582	13,593
United States Treasury Note/Bond	2.750%	8/15/42	38,844	37,163
United States Treasury Note/Bond	2.750%	11/15/42	39,859	38,115
United States Treasury Note/Bond	3.125%	2/15/43	39,249	40,065
United States Treasury Note/Bond	2.875%	5/15/43	56,416	55,103
United States Treasury Note/Bond	3.625%	8/15/43	46,817	51,894
United States Treasury Note/Bond	3.750%	11/15/43	56,228	63,599
United States Treasury Note/Bond	3.625%	2/15/44	54,021	59,947
United States Treasury Note/Bond	3.375%	5/15/44	50,063	53,325
United States Treasury Note/Bond	3.125%	8/15/44	56,048	57,195
United States Treasury Note/Bond	3.000%	11/15/44	55,675	55,553
United States Treasury Note/Bond	2.500%	2/15/45	53,989	48,893
United States Treasury Note/Bond	3.000%	5/15/45	62,068	61,932
United States Treasury Note/Bond	2.875%	8/15/45	59,720	58,171
United States Treasury Note/Bond	3.000%	11/15/45	60,076	59,925
United States Treasury Note/Bond	2.500%	2/15/46	58,547	52,875
United States Treasury Note/Bond	2.500%	5/15/46	52,872	47,717
United States Treasury Note/Bond	2.250%	8/15/46	45,871	39,205
United States Treasury Note/Bond	2.875%	11/15/46	52,612	51,165
United States Treasury Note/Bond	3.000%	2/15/47	47,658	47,509
United States Treasury Note/Bond	3.000%	5/15/47	60,525	60,308
United States Treasury Note/Bond	2.750%	8/15/47	51,389	48,707
United States Treasury Note/Bond	2.750%	11/15/47	52,833	50,059
United States Treasury Note/Bond	3.000%	2/15/48	55,450	55,268

United States Treasury Note/Bond	3.125%	5/15/48	21,000	21,440
Total U.S. Government and Agency Obligations (Cost $1,776,980)				1,710,080
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund (Cost $13,913)	1.961%		139,132	13,914
Total Investments (100.2%) (Cost $1,790,893)				1,723,994
Other Assets and Liabilities-Net (-0.2%)				(4,150)
Net Assets (100%)				1,719,844
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,710,080	—
Temporary Cash Investments	13,914	—	—
Total	13,914	1,710,080	—

C. At May 31, 2018, the cost of investment securities for tax purposes was $1,790,893,000. Net unrealized depreciation of investment securities for tax purposes was $66,899,000, consisting of unrealized gains of $1,145,000 on securities that had risen in value since their purchase and $68,044,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	2.625%	5/15/21	52,307	52,421
	United States Treasury Note/Bond	2.750%	5/31/23	24,905	24,975
Total U.S. Government and Agency Obligations (Cost $77,404)					77,396
Corporate Bonds (98.7%)
Finance (40.8%)
	Banking (33.2%)
	American Express Co.	3.375%	5/17/21	2,500	2,504
	American Express Co.	2.500%	8/1/22	34,975	33,606
	American Express Co.	2.650%	12/2/22	20,232	19,466
	American Express Co.	3.400%	2/27/23	27,500	27,278
	American Express Credit Corp.	2.250%	8/15/19	25,359	25,205
	American Express Credit Corp.	1.700%	10/30/19	3,277	3,230
	American Express Credit Corp.	2.200%	3/3/20	22,522	22,241
	American Express Credit Corp.	2.375%	5/26/20	29,375	28,971
	American Express Credit Corp.	2.600%	9/14/20	20,230	20,027
	American Express Credit Corp.	2.200%	10/30/20	16,391	16,026
	American Express Credit Corp.	2.250%	5/5/21	26,716	26,052
	American Express Credit Corp.	2.700%	3/3/22	18,150	17,782
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	12,080	12,023
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	17,664	17,428
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	6,720	6,661
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	15,750	15,524
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	16,700	16,379
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,274	10,174
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	12,550	12,231
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	16,300	16,072
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	14,800	14,347
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	10,000	9,793
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	5,030	5,008
	Banco Santander SA	3.500%	4/11/22	11,300	11,025
	Banco Santander SA	3.125%	2/23/23	8,215	7,830
	Banco Santander SA	3.848%	4/12/23	21,050	20,691
	Bancolombia SA	5.950%	6/3/21	8,500	8,828
	Bank of America Corp.	2.250%	4/21/20	37,473	36,952
	Bank of America Corp.	5.625%	7/1/20	750	789
	Bank of America Corp.	2.625%	10/19/20	39,846	39,384
	Bank of America Corp.	2.151%	11/9/20	21,125	20,642
	Bank of America Corp.	5.875%	1/5/21	1	1
	Bank of America Corp.	2.625%	4/19/21	28,778	28,321
	Bank of America Corp.	5.000%	5/13/21	1	1
1	Bank of America Corp.	2.369%	7/21/21	42,400	41,647
1	Bank of America Corp.	2.328%	10/1/21	28,050	27,495
1	Bank of America Corp.	2.738%	1/23/22	31,045	30,540
	Bank of America Corp.	5.700%	1/24/22	1,175	1,270
1	Bank of America Corp.	3.499%	5/17/22	15,000	15,030
	Bank of America Corp.	2.503%	10/21/22	39,586	37,889
	Bank of America Corp.	3.300%	1/11/23	45,076	44,679
1	Bank of America Corp.	3.124%	1/20/23	25,256	24,910

1 Bank of America Corp.	2.881%	4/24/23	24,531	23,923
1 Bank of America Corp.	2.816%	7/21/23	25,982	25,198
Bank of America Corp.	3.004%	12/20/23	87,793	85,231
1 Bank of America Corp.	3.550%	3/5/24	41,500	41,014
Bank of Montreal	1.500%	7/18/19	24,447	24,125
Bank of Montreal	1.750%	9/11/19	1,490	1,472
Bank of Montreal	2.100%	12/12/19	16,630	16,446
Bank of Montreal	2.100%	6/15/20	13,789	13,547
Bank of Montreal	3.100%	4/13/21	17,309	17,305
Bank of Montreal	1.900%	8/27/21	32,172	30,881
Bank of Montreal	2.350%	9/11/22	8,054	7,720
Bank of Montreal	2.550%	11/6/22	13,578	13,119
Bank of New York Mellon Corp.	2.300%	9/11/19	11,728	11,663
Bank of New York Mellon Corp.	4.600%	1/15/20	1,766	1,816
Bank of New York Mellon Corp.	2.150%	2/24/20	18,716	18,508
Bank of New York Mellon Corp.	2.600%	8/17/20	18,328	18,180
Bank of New York Mellon Corp.	2.450%	11/27/20	18,557	18,316
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,058
Bank of New York Mellon Corp.	2.500%	4/15/21	7,263	7,154
Bank of New York Mellon Corp.	2.050%	5/3/21	21,880	21,276
Bank of New York Mellon Corp.	3.550%	9/23/21	14,165	14,334
Bank of New York Mellon Corp.	2.600%	2/7/22	15,050	14,714
Bank of New York Mellon Corp.	2.950%	1/29/23	17,530	17,187
1 Bank of New York Mellon Corp.	2.661%	5/16/23	19,950	19,382
Bank of Nova Scotia	2.050%	6/5/19	29,183	28,977
Bank of Nova Scotia	1.650%	6/14/19	27,685	27,374
Bank of Nova Scotia	2.150%	7/14/20	15,460	15,166
Bank of Nova Scotia	2.350%	10/21/20	22,588	22,167
Bank of Nova Scotia	2.500%	1/8/21	2,550	2,508
Bank of Nova Scotia	4.375%	1/13/21	9,139	9,413
Bank of Nova Scotia	2.450%	3/22/21	14,418	14,127
Bank of Nova Scotia	3.125%	4/20/21	635	633
Bank of Nova Scotia	2.800%	7/21/21	14,364	14,233
Bank of Nova Scotia	2.700%	3/7/22	33,572	32,888
Bank of Nova Scotia	2.450%	9/19/22	4,995	4,813
Barclays Bank plc	5.125%	1/8/20	7,070	7,290
Barclays Bank plc	5.140%	10/14/20	11,885	12,261
Barclays Bank plc	2.650%	1/11/21	27,500	27,025
Barclays plc	2.750%	11/8/19	29,126	28,973
Barclays plc	2.875%	6/8/20	21,996	21,804
Barclays plc	3.250%	1/12/21	19,640	19,414
Barclays plc	3.200%	8/10/21	19,955	19,653
Barclays plc	3.684%	1/10/23	16,220	15,900
1 Barclays plc	4.338%	5/16/24	15,000	14,972
BB&T Corp.	5.250%	11/1/19	4,682	4,826
BB&T Corp.	2.450%	1/15/20	22,063	21,864
BB&T Corp.	2.625%	6/29/20	7,888	7,831
BB&T Corp.	2.150%	2/1/21	15,620	15,253
BB&T Corp.	2.050%	5/10/21	15,900	15,376
* BB&T Corp.	3.200%	9/3/21	8,000	7,990
BB&T Corp.	3.950%	3/22/22	2,809	2,866
BB&T Corp.	2.750%	4/1/22	20,285	19,882
BNP Paribas SA	2.375%	5/21/20	20,758	20,525
BNP Paribas SA	5.000%	1/15/21	31,120	32,515
BNP Paribas SA	3.250%	3/3/23	23,320	23,047
BPCE SA	2.500%	7/15/19	9,565	9,520
BPCE SA	2.250%	1/27/20	18,105	17,849

BPCE SA	2.650%	2/3/21	7,120	7,003
BPCE SA	2.750%	12/2/21	21,945	21,445
2 BPCE SA	3.000%	5/22/22	4,300	4,185
Branch Banking & Trust Co.	2.100%	1/15/20	8,775	8,659
Branch Banking & Trust Co.	2.250%	6/1/20	19,055	18,768
Branch Banking & Trust Co.	2.850%	4/1/21	7,346	7,306
Branch Banking & Trust Co.	2.625%	1/15/22	11,040	10,776
Canadian Imperial Bank of Commerce	1.600%	9/6/19	22,967	22,616
Canadian Imperial Bank of Commerce	2.100%	10/5/20	16,200	15,835
Canadian Imperial Bank of Commerce	2.700%	2/2/21	3,775	3,727
Canadian Imperial Bank of Commerce	2.550%	6/16/22	12,047	11,695
Capital One Bank USA NA	2.300%	6/5/19	7,375	7,336
Capital One Bank USA NA	8.800%	7/15/19	5,327	5,650
Capital One Bank USA NA	3.375%	2/15/23	36,084	35,249
Capital One Financial Corp.	2.500%	5/12/20	17,799	17,552
Capital One Financial Corp.	2.400%	10/30/20	4,925	4,822
Capital One Financial Corp.	3.450%	4/30/21	16,500	16,487
Capital One Financial Corp.	4.750%	7/15/21	17,354	18,015
Capital One Financial Corp.	3.050%	3/9/22	3,514	3,445
Capital One Financial Corp.	3.200%	1/30/23	13,050	12,698
Capital One NA	2.400%	9/5/19	10,096	10,027
Capital One NA	1.850%	9/13/19	13,790	13,595
Capital One NA	2.350%	1/31/20	11,185	11,048
Capital One NA	2.950%	7/23/21	11,840	11,667
Capital One NA	2.250%	9/13/21	22,378	21,534
Capital One NA	2.650%	8/8/22	16,245	15,634
Citibank NA	1.850%	9/18/19	27,830	27,537
Citibank NA	3.050%	5/1/20	25,000	25,006
Citibank NA	2.100%	6/12/20	15,300	15,021
Citibank NA	2.125%	10/20/20	37,350	36,408
Citibank NA	2.850%	2/12/21	15,675	15,507
Citigroup Inc.	2.050%	6/7/19	14,850	14,732
Citigroup Inc.	2.500%	7/29/19	22,274	22,217
Citigroup Inc.	2.450%	1/10/20	22,079	21,873
Citigroup Inc.	2.400%	2/18/20	35,655	35,263
Citigroup Inc.	5.375%	8/9/20	10,004	10,468
Citigroup Inc.	2.650%	10/26/20	37,951	37,434
Citigroup Inc.	2.700%	3/30/21	37,782	37,117
Citigroup Inc.	2.350%	8/2/21	23,897	23,166
Citigroup Inc.	2.900%	12/8/21	43,287	42,569
Citigroup Inc.	4.500%	1/14/22	25,594	26,535
Citigroup Inc.	2.750%	4/25/22	31,150	30,264
Citigroup Inc.	4.050%	7/30/22	9,362	9,473
Citigroup Inc.	2.700%	10/27/22	15,722	15,164
1 Citigroup Inc.	3.142%	1/24/23	29,000	28,542
Citigroup Inc.	3.375%	3/1/23	3,650	3,615
Citigroup Inc.	3.500%	5/15/23	6,550	6,442
1 Citigroup Inc.	2.876%	7/24/23	34,946	33,786
Citizens Bank NA	2.450%	12/4/19	4,939	4,905
Citizens Bank NA	2.250%	3/2/20	10,385	10,228
Citizens Bank NA	2.200%	5/26/20	10,000	9,823
Citizens Bank NA	2.250%	10/30/20	13,570	13,263
Citizens Bank NA	2.550%	5/13/21	19,730	19,336
Citizens Bank NA	2.650%	5/26/22	9,300	9,026
Citizens Bank NA	3.700%	3/29/23	6,800	6,824
Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,941
Commonwealth Bank of Australia	2.300%	9/6/19	15,250	15,134

Commonwealth Bank of Australia	2.300%	3/12/20	2,800	2,769
Commonwealth Bank of Australia	2.400%	11/2/20	24,133	23,739
Commonwealth Bank of Australia	2.550%	3/15/21	7,357	7,227
2 Commonwealth Bank of Australia	2.750%	3/10/22	12,000	11,739
Compass Bank	2.750%	9/29/19	3,443	3,422
Compass Bank	2.875%	6/29/22	15,819	15,290
Cooperatieve Rabobank UA	1.375%	8/9/19	13,320	13,086
Cooperatieve Rabobank UA	2.250%	1/14/20	26,725	26,417
Cooperatieve Rabobank UA	4.500%	1/11/21	17,628	18,174
Cooperatieve Rabobank UA	2.500%	1/19/21	34,155	33,576
Cooperatieve Rabobank UA	2.750%	1/10/22	26,200	25,628
Cooperatieve Rabobank UA	3.875%	2/8/22	32,179	32,714
Cooperatieve Rabobank UA	3.950%	11/9/22	18,425	18,321
Cooperatieve Rabobank UA	2.750%	1/10/23	8,500	8,217
Credit Suisse AG	5.300%	8/13/19	12,765	13,120
Credit Suisse AG	5.400%	1/14/20	20,192	20,891
Credit Suisse AG	4.375%	8/5/20	4,481	4,601
Credit Suisse AG	3.000%	10/29/21	27,917	27,651
2 Credit Suisse Group AG	3.574%	1/9/23	12,250	12,058
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	22,210	22,044
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	34,008	33,859
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	27,682	27,676
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	15,130	15,183
Deutsche Bank AG	2.700%	7/13/20	28,000	27,299
Deutsche Bank AG	2.950%	8/20/20	13,890	13,619
Deutsche Bank AG	3.125%	1/13/21	3,423	3,354
Deutsche Bank AG	3.150%	1/22/21	28,871	28,321
Deutsche Bank AG	3.375%	5/12/21	19,830	19,480
Deutsche Bank AG	4.250%	10/14/21	45,391	44,987
Deutsche Bank AG	3.300%	11/16/22	11,200	10,646
Deutsche Bank AG	3.950%	2/27/23	17,340	16,808
Discover Bank	7.000%	4/15/20	3,900	4,131
Discover Bank	3.100%	6/4/20	17,467	17,414
Discover Bank	3.200%	8/9/21	9,105	9,000
Discover Bank	3.350%	2/6/23	13,300	13,063
Discover Financial Services	5.200%	4/27/22	2,806	2,934
Discover Financial Services	3.850%	11/21/22	9,268	9,284
Fifth Third Bancorp	2.875%	7/27/20	17,479	17,406
Fifth Third Bancorp	3.500%	3/15/22	7,204	7,232
Fifth Third Bancorp	2.600%	6/15/22	8,170	7,931
Fifth Third Bank	1.625%	9/27/19	8,577	8,441
Fifth Third Bank	2.200%	10/30/20	2,927	2,865
Fifth Third Bank	2.250%	6/14/21	15,223	14,827
Fifth Third Bank	2.875%	10/1/21	19,441	19,208
First Horizon National Corp.	3.500%	12/15/20	7,079	7,098
First Niagara Financial Group Inc.	6.750%	3/19/20	3,200	3,390
First Republic Bank	2.375%	6/17/19	4,720	4,689
First Republic Bank	2.500%	6/6/22	12,000	11,547
Goldman Sachs Group Inc.	1.950%	7/23/19	3,602	3,569
Goldman Sachs Group Inc.	2.550%	10/23/19	32,043	31,919
Goldman Sachs Group Inc.	2.300%	12/13/19	40,560	40,211
Goldman Sachs Group Inc.	5.375%	3/15/20	30,024	31,199
Goldman Sachs Group Inc.	2.600%	4/23/20	23,823	23,601
Goldman Sachs Group Inc.	6.000%	6/15/20	24,094	25,442
Goldman Sachs Group Inc.	2.750%	9/15/20	32,167	31,851
Goldman Sachs Group Inc.	2.600%	12/27/20	7,530	7,424
Goldman Sachs Group Inc.	2.875%	2/25/21	33,344	32,982

Goldman Sachs Group Inc.	2.625%	4/25/21	24,834	24,396
Goldman Sachs Group Inc.	5.250%	7/27/21	43,122	45,486
Goldman Sachs Group Inc.	2.350%	11/15/21	20,460	19,775
Goldman Sachs Group Inc.	5.750%	1/24/22	67,188	72,217
Goldman Sachs Group Inc.	3.000%	4/26/22	58,450	57,370
1 Goldman Sachs Group Inc.	2.876%	10/31/22	31,150	30,387
Goldman Sachs Group Inc.	3.625%	1/22/23	38,804	38,732
Goldman Sachs Group Inc.	3.200%	2/23/23	26,600	26,017
1 Goldman Sachs Group Inc.	2.908%	6/5/23	27,350	26,424
1 Goldman Sachs Group Inc.	2.905%	7/24/23	32,584	31,502
HSBC Bank USA NA	4.875%	8/24/20	12,601	13,015
HSBC Holdings plc	3.400%	3/8/21	47,430	47,481
HSBC Holdings plc	5.100%	4/5/21	24,250	25,363
HSBC Holdings plc	2.950%	5/25/21	32,429	32,021
HSBC Holdings plc	2.650%	1/5/22	50,435	48,903
HSBC Holdings plc	4.875%	1/14/22	7,615	7,944
HSBC Holdings plc	4.000%	3/30/22	22,760	23,123
1 HSBC Holdings plc	3.262%	3/13/23	46,812	46,013
HSBC Holdings plc	3.600%	5/25/23	28,656	28,502
1 HSBC Holdings plc	3.033%	11/22/23	4,000	3,883
1 HSBC Holdings plc	3.950%	5/18/24	22,154	22,209
HSBC USA Inc.	2.375%	11/13/19	25,195	25,015
HSBC USA Inc.	2.350%	3/5/20	26,780	26,455
HSBC USA Inc.	2.750%	8/7/20	19,607	19,453
HSBC USA Inc.	5.000%	9/27/20	8,954	9,253
Huntington Bancshares Inc.	7.000%	12/15/20	4,075	4,406
Huntington Bancshares Inc.	3.150%	3/14/21	12,171	12,137
Huntington Bancshares Inc.	2.300%	1/14/22	14,633	14,086
Huntington National Bank	2.375%	3/10/20	8,550	8,448
Huntington National Bank	2.400%	4/1/20	11,575	11,449
Huntington National Bank	2.875%	8/20/20	4,410	4,391
Huntington National Bank	3.250%	5/14/21	15,650	15,638
Huntington National Bank	2.500%	8/7/22	2,125	2,046
ING Groep NV	3.150%	3/29/22	25,701	25,255
2 Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,619
2 Itau Corpbanca	3.875%	9/22/19	1,650	1,654
JPMorgan Chase & Co.	2.200%	10/22/19	15,285	15,154
JPMorgan Chase & Co.	2.250%	1/23/20	54,470	53,792
JPMorgan Chase & Co.	4.950%	3/25/20	18,119	18,760
JPMorgan Chase & Co.	2.750%	6/23/20	38,198	37,926
JPMorgan Chase & Co.	4.400%	7/22/20	28,256	29,058
JPMorgan Chase & Co.	4.250%	10/15/20	40,471	41,463
JPMorgan Chase & Co.	2.550%	10/29/20	23,828	23,508
JPMorgan Chase & Co.	2.550%	3/1/21	44,521	43,691
JPMorgan Chase & Co.	4.625%	5/10/21	24,155	25,140
JPMorgan Chase & Co.	2.400%	6/7/21	22,111	21,578
JPMorgan Chase & Co.	2.295%	8/15/21	49,711	48,224
JPMorgan Chase & Co.	4.350%	8/15/21	30,510	31,485
JPMorgan Chase & Co.	4.500%	1/24/22	36,435	37,835
JPMorgan Chase & Co.	3.250%	9/23/22	34,390	34,091
JPMorgan Chase & Co.	2.972%	1/15/23	19,502	19,027
JPMorgan Chase & Co.	3.200%	1/25/23	33,472	32,976
1 JPMorgan Chase & Co.	2.776%	4/25/23	17,700	17,188
JPMorgan Chase & Co.	3.375%	5/1/23	31,000	30,431
JPMorgan Chase & Co.	2.700%	5/18/23	30,023	28,743
1 JPMorgan Chase & Co.	3.559%	4/23/24	31,750	31,497
JPMorgan Chase Bank NA	1.650%	9/23/19	13,173	12,999

1 JPMorgan Chase Bank NA	2.604%	2/1/21	16,000	15,879
1 JPMorgan Chase Bank NA	3.086%	4/26/21	35,000	34,974
KeyBank NA	1.600%	8/22/19	11,890	11,720
KeyBank NA	2.500%	12/15/19	10,075	10,013
KeyBank NA	2.250%	3/16/20	14,448	14,247
KeyBank NA	2.500%	11/22/21	14,250	13,903
KeyBank NA	2.400%	6/9/22	1,250	1,207
KeyBank NA	2.300%	9/14/22	10,500	10,077
KeyBank NA	3.375%	3/7/23	8,250	8,227
1 KeyBank NA	3.180%	10/15/27	250	247
KeyCorp	2.900%	9/15/20	12,373	12,293
KeyCorp	5.100%	3/24/21	10,546	11,057
Lloyds Bank plc	2.700%	8/17/20	12,825	12,706
Lloyds Bank plc	6.375%	1/21/21	15,816	17,020
Lloyds Bank plc	3.300%	5/7/21	10,000	10,001
Lloyds Banking Group plc	3.100%	7/6/21	14,670	14,500
Lloyds Banking Group plc	3.000%	1/11/22	34,055	33,269
1 Lloyds Banking Group plc	2.907%	11/7/23	21,000	20,045
Manufacturers & Traders Trust Co.	2.250%	7/25/19	13,448	13,363
Manufacturers & Traders Trust Co.	2.100%	2/6/20	6,610	6,515
Manufacturers & Traders Trust Co.	2.050%	8/17/20	7,650	7,483
Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,000	12,835
Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,240	1,204
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	18,356	18,190
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	24,350	23,453
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	16,226	15,955
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	32,100	31,051
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	24,400	24,205
Mizuho Financial Group Inc.	2.273%	9/13/21	16,580	15,976
Mizuho Financial Group Inc.	2.953%	2/28/22	20,583	20,160
Mizuho Financial Group Inc.	2.601%	9/11/22	12,650	12,077
Mizuho Financial Group Inc.	3.549%	3/5/23	15,000	14,928
Morgan Stanley	2.375%	7/23/19	35,341	35,191
Morgan Stanley	5.625%	9/23/19	44,908	46,468
Morgan Stanley	5.500%	1/26/20	22,099	22,969
Morgan Stanley	2.650%	1/27/20	48,386	48,096
Morgan Stanley	2.800%	6/16/20	33,125	32,888
Morgan Stanley	5.500%	7/24/20	23,351	24,454
Morgan Stanley	5.750%	1/25/21	16,460	17,490
Morgan Stanley	2.500%	4/21/21	43,895	42,928
Morgan Stanley	5.500%	7/28/21	28,804	30,615
Morgan Stanley	2.625%	11/17/21	55,506	54,102
Morgan Stanley	2.750%	5/19/22	59,100	57,500
Morgan Stanley	4.875%	11/1/22	27,730	28,908
Morgan Stanley	3.125%	1/23/23	31,365	30,605
Morgan Stanley	3.750%	2/25/23	28,932	28,995
Morgan Stanley	4.100%	5/22/23	28,478	28,786
1 Morgan Stanley	3.737%	4/24/24	40,000	39,873
MUFG Americas Holdings Corp.	2.250%	2/10/20	16,682	16,493
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,275	3,274
National Australia Bank Ltd.	1.375%	7/12/19	12,170	12,001
National Australia Bank Ltd.	2.250%	1/10/20	3,450	3,412
National Australia Bank Ltd.	2.125%	5/22/20	13,250	13,053
National Australia Bank Ltd.	2.625%	7/23/20	17,375	17,235
National Australia Bank Ltd.	2.500%	1/12/21	2,250	2,247
National Australia Bank Ltd.	2.625%	1/14/21	18,730	18,445
National Australia Bank Ltd.	1.875%	7/12/21	17,130	16,396

National Australia Bank Ltd.	2.800%	1/10/22	21,500	21,088
National Australia Bank Ltd.	2.500%	5/22/22	11,717	11,299
National Australia Bank Ltd.	3.000%	1/20/23	8,850	8,674
National Australia Bank Ltd.	2.875%	4/12/23	5,000	4,848
National Bank of Canada	2.150%	6/12/20	13,569	13,329
National Bank of Canada	2.200%	11/2/20	16,965	16,598
Northern Trust Corp.	3.450%	11/4/20	6,425	6,499
Northern Trust Corp.	3.375%	8/23/21	6,015	6,075
Northern Trust Corp.	2.375%	8/2/22	3,145	3,045
People's United Financial Inc.	3.650%	12/6/22	5,100	5,121
PNC Bank NA	2.250%	7/2/19	8,876	8,857
PNC Bank NA	1.450%	7/29/19	19,175	18,891
PNC Bank NA	2.400%	10/18/19	11,757	11,688
PNC Bank NA	2.000%	5/19/20	12,593	12,354
PNC Bank NA	2.300%	6/1/20	8,665	8,544
PNC Bank NA	2.600%	7/21/20	3,650	3,619
PNC Bank NA	2.450%	11/5/20	26,913	26,512
PNC Bank NA	2.500%	1/22/21	16,900	16,596
PNC Bank NA	2.150%	4/29/21	16,560	16,096
PNC Bank NA	2.550%	12/9/21	8,550	8,355
PNC Bank NA	2.625%	2/17/22	17,782	17,388
PNC Bank NA	2.450%	7/28/22	200	193
PNC Bank NA	2.700%	11/1/22	8,325	8,039
PNC Bank NA	2.950%	1/30/23	9,545	9,274
PNC Financial Services Group Inc.	2.854%	11/9/22	6,935	6,767
PNC Funding Corp.	6.700%	6/10/19	5,855	6,085
PNC Funding Corp.	5.125%	2/8/20	15,568	16,127
PNC Funding Corp.	4.375%	8/11/20	5,470	5,609
PNC Funding Corp.	3.300%	3/8/22	19,900	19,846
RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,134
Regions Bank	2.750%	4/1/21	7,575	7,456
Regions Financial Corp.	3.200%	2/8/21	13,598	13,568
Regions Financial Corp.	2.750%	8/14/22	14,790	14,322
Royal Bank of Canada	1.500%	7/29/19	27,210	26,858
Royal Bank of Canada	2.125%	3/2/20	24,950	24,599
Royal Bank of Canada	2.150%	3/6/20	10,507	10,375
Royal Bank of Canada	2.150%	10/26/20	16,487	16,133
Royal Bank of Canada	2.350%	10/30/20	22,140	21,779
Royal Bank of Canada	2.500%	1/19/21	22,161	21,835
Royal Bank of Canada	3.200%	4/30/21	15,000	15,027
Royal Bank of Canada	2.750%	2/1/22	9,100	8,938
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,461	4,649
1 Royal Bank of Scotland Group plc	3.498%	5/15/23	22,401	21,804
Royal Bank of Scotland plc	5.625%	8/24/20	100	105
Santander Holdings USA Inc.	2.650%	4/17/20	11,804	11,736
Santander Holdings USA Inc.	3.700%	3/28/22	24,375	24,084
Santander Holdings USA Inc.	3.400%	1/18/23	7,098	6,879
Santander UK Group Holdings plc	2.875%	10/16/20	7,216	7,158
Santander UK Group Holdings plc	3.125%	1/8/21	24,130	23,879
Santander UK Group Holdings plc	2.875%	8/5/21	19,549	19,043
Santander UK Group Holdings plc	3.571%	1/10/23	20,649	20,161
1 Santander UK Group Holdings plc	3.373%	1/5/24	14,000	13,481
Santander UK plc	2.350%	9/10/19	14,910	14,816
Santander UK plc	2.375%	3/16/20	2,906	2,867
Santander UK plc	2.125%	11/3/20	15,650	15,270
Santander UK plc	2.500%	1/5/21	975	955
Santander UK plc	3.400%	6/1/21	20,000	20,007

Skandinaviska Enskilda Banken AB	1.500%	9/13/19	1,000	984
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	13,820	13,652
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	16,513	16,220
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	23,990	22,903
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,850	9,649
State Street Corp.	2.550%	8/18/20	22,766	22,618
State Street Corp.	4.375%	3/7/21	7,069	7,325
State Street Corp.	1.950%	5/19/21	3,477	3,389
1 State Street Corp.	2.653%	5/15/23	11,700	11,380
State Street Corp.	3.100%	5/15/23	12,400	12,244
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	15,811	15,709
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	18,300	18,081
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	32,741	32,414
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	20,125	19,937
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,540	8,375
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,775	3,713
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	8,417	8,443
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	2,750	2,683
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	21,307	21,103
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	15,847	15,248
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	27,350	26,496
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	12,800	12,523
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	32,900	31,933
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	10,550	10,202
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,250	16,873
SunTrust Bank	2.250%	1/31/20	13,782	13,628
1 SunTrust Bank	2.590%	1/29/21	10,900	10,820
SunTrust Bank	2.450%	8/1/22	11,875	11,441
SunTrust Bank	3.000%	2/2/23	7,725	7,580
SunTrust Bank	2.750%	5/1/23	3,600	3,486
SunTrust Banks Inc.	2.900%	3/3/21	11,564	11,450
SunTrust Banks Inc.	2.700%	1/27/22	14,013	13,694
Svenska Handelsbanken AB	2.250%	6/17/19	11,172	11,112
Svenska Handelsbanken AB	1.500%	9/6/19	16,170	15,891
Svenska Handelsbanken AB	1.950%	9/8/20	13,750	13,405
Svenska Handelsbanken AB	2.400%	10/1/20	16,066	15,806
Svenska Handelsbanken AB	2.450%	3/30/21	13,899	13,617
Svenska Handelsbanken AB	3.350%	5/24/21	20,000	20,074
Svenska Handelsbanken AB	1.875%	9/7/21	13,600	13,003
Synchrony Bank	3.650%	5/24/21	8,000	8,014
Synchrony Bank	3.000%	6/15/22	16,300	15,706
Synchrony Financial	3.000%	8/15/19	9,352	9,346
Synchrony Financial	2.700%	2/3/20	11,830	11,749
Synchrony Financial	3.750%	8/15/21	13,843	13,872
Synovus Financial Corp.	3.125%	11/1/22	4,025	3,879
Toronto-Dominion Bank	2.125%	7/2/19	33,000	32,835
Toronto-Dominion Bank	1.450%	8/13/19	25,300	24,950
Toronto-Dominion Bank	2.250%	11/5/19	23,331	23,180
Toronto-Dominion Bank	1.850%	9/11/20	1,800	1,757
Toronto-Dominion Bank	2.500%	12/14/20	33,919	33,446
Toronto-Dominion Bank	2.550%	1/25/21	7,355	7,263
Toronto-Dominion Bank	2.125%	4/7/21	22,715	22,118
Toronto-Dominion Bank	1.800%	7/13/21	24,881	23,881
UBS AG	2.375%	8/14/19	39,362	39,164
UBS AG	2.350%	3/26/20	20,635	20,427
UBS AG	4.875%	8/4/20	8,463	8,758
US Bancorp	2.350%	1/29/21	9,430	9,282

US Bancorp	4.125%	5/24/21	13,243	13,635
US Bancorp	2.625%	1/24/22	19,063	18,718
US Bancorp	3.000%	3/15/22	14,147	14,021
US Bancorp	2.950%	7/15/22	16,987	16,658
US Bank NA	2.125%	10/28/19	20,800	20,635
US Bank NA	2.350%	1/23/20	11,500	11,413
US Bank NA	2.000%	1/24/20	18,650	18,396
US Bank NA	2.050%	10/23/20	17,475	17,089
US Bank NA	3.150%	4/26/21	1,750	1,756
US Bank NA	2.850%	1/23/23	11,350	11,176
Wells Fargo & Co.	2.150%	1/30/20	19,843	19,571
Wells Fargo & Co.	2.600%	7/22/20	36,509	36,064
Wells Fargo & Co.	2.550%	12/7/20	35,784	35,240
Wells Fargo & Co.	3.000%	1/22/21	15,866	15,807
Wells Fargo & Co.	2.500%	3/4/21	33,943	33,262
Wells Fargo & Co.	4.600%	4/1/21	29,447	30,416
Wells Fargo & Co.	2.100%	7/26/21	44,276	42,601
Wells Fargo & Co.	3.500%	3/8/22	27,884	27,856
Wells Fargo & Co.	2.625%	7/22/22	47,250	45,410
Wells Fargo & Co.	3.069%	1/24/23	57,307	55,745
Wells Fargo & Co.	3.450%	2/13/23	26,955	26,429
Wells Fargo Bank NA	2.150%	12/6/19	31,406	31,023
Wells Fargo Bank NA	2.400%	1/15/20	21,700	21,508
Wells Fargo Bank NA	2.600%	1/15/21	35,804	35,245
Westpac Banking Corp.	1.600%	8/19/19	26,605	26,238
Westpac Banking Corp.	4.875%	11/19/19	27,172	28,000
Westpac Banking Corp.	2.150%	3/6/20	21,821	21,477
Westpac Banking Corp.	3.050%	5/15/20	8,825	8,840
Westpac Banking Corp.	2.300%	5/26/20	16,321	16,125
Westpac Banking Corp.	2.600%	11/23/20	16,074	15,889
Westpac Banking Corp.	2.650%	1/25/21	7,695	7,587
Westpac Banking Corp.	2.100%	5/13/21	27,307	26,412
Westpac Banking Corp.	2.000%	8/19/21	22,375	21,504
Westpac Banking Corp.	2.800%	1/11/22	16,250	15,960
Westpac Banking Corp.	2.500%	6/28/22	19,400	18,714
Westpac Banking Corp.	2.750%	1/11/23	8,500	8,221
Westpac Banking Corp.	3.650%	5/15/23	12,000	12,038

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	5,015	5,250
Ameriprise Financial Inc.	5.300%	3/15/20	11,365	11,763
BGC Partners Inc.	5.375%	12/9/19	2,050	2,095
BGC Partners Inc.	5.125%	5/27/21	2,250	2,344
BlackRock Inc.	5.000%	12/10/19	21,921	22,640
BlackRock Inc.	4.250%	5/24/21	9,311	9,624
BlackRock Inc.	3.375%	6/1/22	5,775	5,811
Cboe Global Markets Inc.	1.950%	6/28/19	3,450	3,418
Charles Schwab Corp.	4.450%	7/22/20	6,258	6,450
Charles Schwab Corp.	3.250%	5/21/21	8,125	8,162
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,492
Charles Schwab Corp.	2.650%	1/25/23	11,825	11,502
CME Group Inc.	3.000%	9/15/22	3,900	3,861
E*TRADE Financial Corp.	2.950%	8/24/22	10,050	9,804
Franklin Resources Inc.	2.800%	9/15/22	3,200	3,092
Intercontinental Exchange Inc.	2.750%	12/1/20	16,104	16,039
Intercontinental Exchange Inc.	2.350%	9/15/22	1,230	1,183
Invesco Finance plc	3.125%	11/30/22	8,717	8,622

Jefferies Group LLC	8.500%	7/15/19	7,102	7,510
Jefferies Group LLC	6.875%	4/15/21	11,063	12,019
Jefferies Group LLC	5.125%	1/20/23	9,116	9,561
Lazard Group LLC	4.250%	11/14/20	7,680	7,854
Nasdaq Inc.	5.550%	1/15/20	9,612	9,985
Nomura Holdings Inc.	6.700%	3/4/20	16,300	17,229
Stifel Financial Corp.	3.500%	12/1/20	6,575	6,584
TD Ameritrade Holding Corp.	5.600%	12/1/19	6,072	6,302
TD Ameritrade Holding Corp.	2.950%	4/1/22	15,135	14,929

Finance Companies (1.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	8,210	8,343
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	14,372	14,731
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	15,086	15,444
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	13,787	14,287
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	14,833	14,870
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	6,865	6,736
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	7,714	7,926
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	3,845	3,720
Air Lease Corp.	2.125%	1/15/20	6,496	6,381
Air Lease Corp.	4.750%	3/1/20	6,019	6,161
Air Lease Corp.	2.500%	3/1/21	4,100	4,002
Air Lease Corp.	3.875%	4/1/21	7,371	7,453
Air Lease Corp.	3.375%	6/1/21	14,150	14,045
Air Lease Corp.	3.750%	2/1/22	3,495	3,502
Air Lease Corp.	2.625%	7/1/22	9,030	8,630
Air Lease Corp.	2.750%	1/15/23	6,325	6,028
Aircastle Ltd.	5.500%	2/15/22	5,000	5,194
Aircastle Ltd.	5.000%	4/1/23	5,000	5,112
Ares Capital Corp.	3.875%	1/15/20	7,485	7,519
Ares Capital Corp.	3.625%	1/19/22	10,625	10,430
Ares Capital Corp.	3.500%	2/10/23	9,125	8,714
FS Investment Corp.	4.000%	7/15/19	4,150	4,155
FS Investment Corp.	4.250%	1/15/20	3,665	3,677
GATX Corp.	2.500%	7/30/19	3,875	3,851
GATX Corp.	2.600%	3/30/20	5,310	5,250
GATX Corp.	4.850%	6/1/21	3,925	4,077
GATX Corp.	3.900%	3/30/23	1,775	1,777
GE Capital International Funding Co. Unlimited
Co.	2.342%	11/15/20	81,465	79,723
International Lease Finance Corp.	8.250%	12/15/20	21,199	23,556
International Lease Finance Corp.	4.625%	4/15/21	5,850	6,004
International Lease Finance Corp.	8.625%	1/15/22	7,490	8,645
International Lease Finance Corp.	5.875%	8/15/22	10,544	11,286
Prospect Capital Corp.	5.000%	7/15/19	2,937	2,977

Insurance (3.3%)
AEGON Funding Co. LLC	5.750%	12/15/20	6,851	7,254
Aetna Inc.	4.125%	6/1/21	5,374	5,481

Aetna Inc.	2.750%	11/15/22	8,711	8,419
Aflac Inc.	2.400%	3/16/20	6,516	6,443
Aflac Inc.	4.000%	2/15/22	5,425	5,533
Alleghany Corp.	5.625%	9/15/20	1,400	1,470
Alleghany Corp.	4.950%	6/27/22	7,000	7,376
Alterra Finance LLC	6.250%	9/30/20	5,940	6,304
American International Group Inc.	2.300%	7/16/19	3,515	3,487
American International Group Inc.	3.375%	8/15/20	8,780	8,813
American International Group Inc.	6.400%	12/15/20	12,672	13,638
American International Group Inc.	3.300%	3/1/21	22,440	22,441
American International Group Inc.	4.875%	6/1/22	22,278	23,334
Anthem Inc.	2.250%	8/15/19	15,865	15,712
Anthem Inc.	4.350%	8/15/20	9,140	9,369
Anthem Inc.	2.500%	11/21/20	14,127	13,912
Anthem Inc.	3.700%	8/15/21	8,285	8,357
Anthem Inc.	3.125%	5/15/22	13,359	13,176
Anthem Inc.	2.950%	12/1/22	14,275	13,865
Anthem Inc.	3.300%	1/15/23	8,625	8,483
Aon Corp.	5.000%	9/30/20	8,956	9,292
Aon plc	2.800%	3/15/21	5,357	5,252
Assurant Inc.	4.000%	3/15/23	5,170	5,154
2 AXA Equitable Holdings Inc.	3.900%	4/20/23	13,425	13,360
AXIS Specialty Finance LLC	5.875%	6/1/20	8,842	9,240
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	12,890	12,698
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	6,666	6,707
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	9,727	10,055
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,120	3,107
Berkshire Hathaway Inc.	2.100%	8/14/19	12,720	12,640
Berkshire Hathaway Inc.	2.200%	3/15/21	12,137	11,954
Berkshire Hathaway Inc.	3.750%	8/15/21	6,382	6,545
Berkshire Hathaway Inc.	3.400%	1/31/22	5,334	5,420
Berkshire Hathaway Inc.	3.000%	2/11/23	8,281	8,227
Berkshire Hathaway Inc.	2.750%	3/15/23	36,401	35,664
Chubb INA Holdings Inc.	5.900%	6/15/19	1,890	1,949
Chubb INA Holdings Inc.	2.300%	11/3/20	24,348	23,950
Chubb INA Holdings Inc.	2.875%	11/3/22	8,350	8,202
Chubb INA Holdings Inc.	2.700%	3/13/23	9,597	9,307
Cigna Corp.	5.125%	6/15/20	3,780	3,917
Cigna Corp.	4.375%	12/15/20	1,750	1,792
Cigna Corp.	4.500%	3/15/21	3,074	3,154
Cigna Corp.	4.000%	2/15/22	10,290	10,431
CNA Financial Corp.	5.875%	8/15/20	8,258	8,712
CNA Financial Corp.	5.750%	8/15/21	4,900	5,225
Coventry Health Care Inc.	5.450%	6/15/21	10,729	11,320
Enstar Group Ltd.	4.500%	3/10/22	4,100	4,100
Hartford Financial Services Group Inc.	5.500%	3/30/20	8,929	9,298
Hartford Financial Services Group Inc.	5.125%	4/15/22	13,444	14,232
Humana Inc.	2.625%	10/1/19	8,995	8,956
Humana Inc.	2.500%	12/15/20	1,750	1,722
Humana Inc.	3.150%	12/1/22	9,641	9,471
Humana Inc.	2.900%	12/15/22	7,370	7,192
Lincoln National Corp.	6.250%	2/15/20	3,675	3,854
Lincoln National Corp.	4.850%	6/24/21	3,625	3,770
Lincoln National Corp.	4.200%	3/15/22	3,737	3,825
Manulife Financial Corp.	4.900%	9/17/20	7,124	7,373
Markel Corp.	4.900%	7/1/22	4,955	5,159
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	8,810	8,772

Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,543	6,453
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	8,171	8,506
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,235	11,927
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,000	3,949
MetLife Inc.	4.750%	2/8/21	15,956	16,553
MetLife Inc.	3.048%	12/15/22	2,850	2,814
PartnerRe Finance B LLC	5.500%	6/1/20	6,710	6,953
Primerica Inc.	4.750%	7/15/22	4,944	5,121
Principal Financial Group Inc.	3.300%	9/15/22	5,835	5,789
1 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,800
Progressive Corp.	3.750%	8/23/21	7,749	7,855
Protective Life Corp.	7.375%	10/15/19	5,425	5,731
Prudential Financial Inc.	7.375%	6/15/19	9,549	9,995
Prudential Financial Inc.	2.350%	8/15/19	6,200	6,165
Prudential Financial Inc.	5.375%	6/21/20	14,519	15,182
Prudential Financial Inc.	4.500%	11/15/20	6,400	6,631
Prudential Financial Inc.	4.500%	11/16/21	6,200	6,472
1 Prudential Financial Inc.	5.875%	9/15/42	11,500	12,307
Reinsurance Group of America Inc.	6.450%	11/15/19	6,680	6,994
Reinsurance Group of America Inc.	5.000%	6/1/21	7,125	7,410
Torchmark Corp.	9.250%	6/15/19	3,000	3,188
Torchmark Corp.	3.800%	9/15/22	3,080	3,107
Travelers Cos. Inc.	5.900%	6/2/19	4,724	4,868
Travelers Cos. Inc.	3.900%	11/1/20	4,265	4,329
Trinity Acquisition plc	3.500%	9/15/21	5,454	5,392
UnitedHealth Group Inc.	2.300%	12/15/19	9,043	8,997
UnitedHealth Group Inc.	2.700%	7/15/20	26,171	26,071
UnitedHealth Group Inc.	1.950%	10/15/20	16,818	16,475
UnitedHealth Group Inc.	3.875%	10/15/20	6,929	7,067
UnitedHealth Group Inc.	4.700%	2/15/21	5,692	5,918
UnitedHealth Group Inc.	2.125%	3/15/21	13,082	12,773
UnitedHealth Group Inc.	3.375%	11/15/21	7,100	7,153
UnitedHealth Group Inc.	2.875%	12/15/21	15,600	15,442
UnitedHealth Group Inc.	2.875%	3/15/22	9,572	9,462
UnitedHealth Group Inc.	3.350%	7/15/22	4,178	4,199
UnitedHealth Group Inc.	2.375%	10/15/22	11,350	10,954
UnitedHealth Group Inc.	2.750%	2/15/23	8,550	8,336
UnitedHealth Group Inc.	2.875%	3/15/23	6,675	6,539
Unum Group	5.625%	9/15/20	2,458	2,572
Unum Group	3.000%	5/15/21	4,520	4,469
Willis Towers Watson plc	5.750%	3/15/21	4,175	4,405
WR Berkley Corp.	7.375%	9/15/19	1,282	1,348
WR Berkley Corp.	5.375%	9/15/20	3,175	3,318
WR Berkley Corp.	4.625%	3/15/22	6,191	6,407
XLIT Ltd.	5.750%	10/1/21	4,635	4,967

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	10,200	9,921

Real Estate Investment Trusts (2.1%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,952	4,921
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	8,836	9,168
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	5,520	5,507
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,350	5,317
AvalonBay Communities Inc.	6.100%	3/15/20	750	788

AvalonBay Communities Inc.	3.625%	10/1/20	6,505	6,554
AvalonBay Communities Inc.	2.950%	9/15/22	5,300	5,187
AvalonBay Communities Inc.	2.850%	3/15/23	1,520	1,476
Boston Properties LP	5.875%	10/15/19	11,227	11,658
Boston Properties LP	5.625%	11/15/20	8,725	9,171
Boston Properties LP	4.125%	5/15/21	9,315	9,524
Boston Properties LP	3.850%	2/1/23	15,677	15,830
Brandywine Operating Partnership LP	3.950%	2/15/23	4,740	4,752
Brixmor Operating Partnership LP	3.875%	8/15/22	5,872	5,864
Camden Property Trust	4.625%	6/15/21	1,100	1,137
Camden Property Trust	2.950%	12/15/22	5,925	5,739
Corporate Office Properties LP	3.700%	6/15/21	4,020	4,005
Corporate Office Properties LP	3.600%	5/15/23	4,729	4,606
DDR Corp.	4.625%	7/15/22	8,621	8,879
Digital Realty Trust LP	5.875%	2/1/20	6,100	6,328
Digital Realty Trust LP	3.400%	10/1/20	4,845	4,863
Digital Realty Trust LP	5.250%	3/15/21	11,479	11,998
Digital Realty Trust LP	3.950%	7/1/22	2,885	2,924
Digital Realty Trust LP	3.625%	10/1/22	6,716	6,699
Digital Realty Trust LP	2.750%	2/1/23	3,762	3,603
Duke Realty LP	3.875%	2/15/21	3,050	3,096
Duke Realty LP	4.375%	6/15/22	650	670
Duke Realty LP	3.875%	10/15/22	4,043	4,087
Duke Realty LP	3.625%	4/15/23	2,500	2,497
EPR Properties	5.750%	8/15/22	4,945	5,235
ERP Operating LP	2.375%	7/1/19	6,861	6,810
ERP Operating LP	4.750%	7/15/20	4,675	4,804
ERP Operating LP	4.625%	12/15/21	13,406	13,895
ERP Operating LP	3.000%	4/15/23	5,290	5,170
Essex Portfolio LP	5.200%	3/15/21	2,700	2,819
Essex Portfolio LP	3.625%	8/15/22	1,500	1,500
Essex Portfolio LP	3.375%	1/15/23	2,000	1,965
Essex Portfolio LP	3.250%	5/1/23	7,070	6,894
Government Properties Income Trust	3.750%	8/15/19	2,745	2,747
Government Properties Income Trust	4.000%	7/15/22	6,500	6,417
HCP Inc.	2.625%	2/1/20	23,408	23,144
HCP Inc.	5.375%	2/1/21	3,205	3,350
HCP Inc.	3.150%	8/1/22	3,944	3,869
HCP Inc.	4.000%	12/1/22	10,427	10,504
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,587	4,574
Healthcare Trust of America Holdings LP	2.950%	7/1/22	5,128	4,961
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,575	1,559
Highwoods Realty LP	3.200%	6/15/21	3,041	3,003
Highwoods Realty LP	3.625%	1/15/23	1,360	1,336
Hospitality Properties Trust	4.250%	2/15/21	4,600	4,647
Hospitality Properties Trust	5.000%	8/15/22	7,726	7,967
Host Hotels & Resorts LP	6.000%	10/1/21	4,297	4,580
Host Hotels & Resorts LP	5.250%	3/15/22	4,064	4,251
Host Hotels & Resorts LP	4.750%	3/1/23	7,207	7,429
Kimco Realty Corp.	6.875%	10/1/19	5,655	5,934
Kimco Realty Corp.	3.200%	5/1/21	6,135	6,120
Kimco Realty Corp.	3.400%	11/1/22	4,675	4,620
Liberty Property LP	4.750%	10/1/20	8,535	8,781
Liberty Property LP	4.125%	6/15/22	2,900	2,950
National Retail Properties Inc.	5.500%	7/15/21	300	316
National Retail Properties Inc.	3.800%	10/15/22	4,712	4,718
National Retail Properties Inc.	3.300%	4/15/23	9,125	8,952

Public Storage	2.370%	9/15/22	6,348	6,102
Realty Income Corp.	3.250%	10/15/22	15,910	15,693
Regency Centers Corp.	3.750%	11/15/22	4,105	4,115
Regency Centers LP	4.800%	4/15/21	5,275	5,440
Select Income REIT	3.600%	2/1/20	1,600	1,594
Select Income REIT	4.150%	2/1/22	4,335	4,323
Simon Property Group LP	2.500%	9/1/20	7,298	7,207
Simon Property Group LP	4.375%	3/1/21	8,314	8,564
Simon Property Group LP	2.500%	7/15/21	6,542	6,404
Simon Property Group LP	4.125%	12/1/21	7,880	8,099
Simon Property Group LP	2.350%	1/30/22	6,150	5,942
Simon Property Group LP	3.375%	3/15/22	6,384	6,383
Simon Property Group LP	2.625%	6/15/22	4,675	4,535
Simon Property Group LP	2.750%	2/1/23	9,679	9,390
SL Green Operating Partnership LP	3.250%	10/15/22	4,200	4,086
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,684
SL Green Realty Corp.	4.500%	12/1/22	5,775	5,883
UDR Inc.	3.700%	10/1/20	8,875	8,918
UDR Inc.	4.625%	1/10/22	975	1,002
Ventas Realty LP	3.100%	1/15/23	5,425	5,281
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	8,378	8,305
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	7,781	8,053
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	7,954	8,122
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	8,450	8,313
VEREIT Operating Partnership LP	4.125%	6/1/21	10,055	10,181
Vornado Realty LP	5.000%	1/15/22	4,050	4,207
Washington REIT	4.950%	10/1/20	2,150	2,201
Washington REIT	3.950%	10/15/22	2,300	2,283
Weingarten Realty Investors	3.500%	4/15/23	3,170	3,123
Welltower Inc.	6.125%	4/15/20	5,615	5,911
Welltower Inc.	4.950%	1/15/21	6,986	7,183
Welltower Inc.	5.250%	1/15/22	7,151	7,518
Welltower Inc.	3.750%	3/15/23	6,300	6,259
				10,710,458
Industrial (53.7%)
Basic Industry (2.3%)
Air Products & Chemicals Inc.	4.375%	8/21/19	4,290	4,374
Air Products & Chemicals Inc.	3.000%	11/3/21	4,150	4,129
Air Products & Chemicals Inc.	2.750%	2/3/23	5,049	4,917
Airgas Inc.	2.375%	2/15/20	2,200	2,178
Barrick Gold Corp.	3.850%	4/1/22	1,635	1,656
Barrick North America Finance LLC	4.400%	5/30/21	8,539	8,837
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	550	549
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,370	17,185
Cabot Corp.	3.700%	7/15/22	5,000	4,968
Celanese US Holdings LLC	5.875%	6/15/21	5,432	5,786
Celanese US Holdings LLC	4.625%	11/15/22	6,373	6,547
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	3,580	3,729
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,625	2,704
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,625	2,664
Domtar Corp.	4.400%	4/1/22	2,128	2,173
Dow Chemical Co.	4.250%	11/15/20	21,505	22,069
Dow Chemical Co.	4.125%	11/15/21	10,571	10,822
Dow Chemical Co.	3.000%	11/15/22	21,089	20,693
Eastman Chemical Co.	2.700%	1/15/20	15,647	15,569
Eastman Chemical Co.	4.500%	1/15/21	51	52
Eastman Chemical Co.	3.600%	8/15/22	7,800	7,800

Ecolab Inc.	2.250%	1/12/20	4,795	4,741
Ecolab Inc.	4.350%	12/8/21	14,556	15,085
Ecolab Inc.	2.375%	8/10/22	7,000	6,738
Ecolab Inc.	3.250%	1/14/23	2,555	2,532
EI du Pont de Nemours & Co.	4.625%	1/15/20	13,172	13,551
EI du Pont de Nemours & Co.	2.200%	5/1/20	21,865	21,576
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,025	11,192
EI du Pont de Nemours & Co.	4.250%	4/1/21	6,295	6,469
EI du Pont de Nemours & Co.	2.800%	2/15/23	16,940	16,473
FMC Corp.	5.200%	12/15/19	3,150	3,238
FMC Corp.	3.950%	2/1/22	1,775	1,784
Goldcorp Inc.	3.625%	6/9/21	10,550	10,573
Goldcorp Inc.	3.700%	3/15/23	10,530	10,394
International Paper Co.	7.500%	8/15/21	4,231	4,732
International Paper Co.	4.750%	2/15/22	15,975	16,628
Kinross Gold Corp.	5.125%	9/1/21	8,700	8,939
LyondellBasell Industries NV	6.000%	11/15/21	13,968	15,051
Methanex Corp.	3.250%	12/15/19	3,450	3,437
Monsanto Co.	2.125%	7/15/19	10,724	10,631
Monsanto Co.	2.750%	7/15/21	4,905	4,819
Monsanto Co.	2.200%	7/15/22	1,350	1,277
Mosaic Co.	3.750%	11/15/21	3,820	3,806
Mosaic Co.	3.250%	11/15/22	9,055	8,820
Newmont Mining Corp.	5.125%	10/1/19	7,336	7,527
Newmont Mining Corp.	3.500%	3/15/22	15,711	15,606
Nutrien Ltd.	4.875%	3/30/20	5,325	5,457
Nutrien Ltd.	3.150%	10/1/22	12,378	12,108
Packaging Corp. of America	2.450%	12/15/20	9,000	8,874
Packaging Corp. of America	3.900%	6/15/22	5,366	5,440
PPG Industries Inc.	2.300%	11/15/19	7,550	7,497
PPG Industries Inc.	3.600%	11/15/20	3,975	4,029
PPG Industries Inc.	3.200%	3/15/23	80	80
Praxair Inc.	4.500%	8/15/19	7,495	7,655
Praxair Inc.	2.250%	9/24/20	3,900	3,841
Praxair Inc.	4.050%	3/15/21	5,075	5,208
Praxair Inc.	3.000%	9/1/21	6,507	6,483
Praxair Inc.	2.450%	2/15/22	2,775	2,702
Praxair Inc.	2.200%	8/15/22	8,825	8,471
Praxair Inc.	2.700%	2/21/23	7,425	7,267
Rayonier Inc.	3.750%	4/1/22	3,400	3,382
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,065	1,094
RPM International Inc.	6.125%	10/15/19	5,105	5,310
RPM International Inc.	3.450%	11/15/22	5,883	5,816
Sherwin-Williams Co.	7.250%	6/15/19	1,525	1,593
Sherwin-Williams Co.	2.250%	5/15/20	26,515	26,084
Sherwin-Williams Co.	4.200%	1/15/22	3,990	4,077
Sherwin-Williams Co.	2.750%	6/1/22	13,342	12,958
Southern Copper Corp.	5.375%	4/16/20	5,100	5,303
Southern Copper Corp.	3.500%	11/8/22	5,105	5,027
Vale Overseas Ltd.	5.875%	6/10/21	7,253	7,652
Vale Overseas Ltd.	4.375%	1/11/22	26,151	26,282
WestRock MWV LLC	7.375%	9/1/19	950	999
WestRock RKT Co.	3.500%	3/1/20	2,970	2,981
WestRock RKT Co.	4.900%	3/1/22	2,506	2,621
WestRock RKT Co.	4.000%	3/1/23	12,405	12,544
Weyerhaeuser Co.	7.375%	10/1/19	6,815	7,189
Weyerhaeuser Co.	4.700%	3/15/21	5,475	5,665

Weyerhaeuser Co.	3.250%	3/15/23	750	736

Capital Goods (5.2%)
3M Co.	1.625%	6/15/19	7,225	7,145
3M Co.	2.000%	8/7/20	7,675	7,558
3M Co.	1.625%	9/19/21	7,750	7,442
3M Co.	2.000%	6/26/22	6,100	5,868
3M Co.	2.250%	3/15/23	9,335	9,003
ABB Finance USA Inc.	2.800%	4/3/20	580	580
3 ABB Finance USA Inc.	2.875%	5/8/22	15,435	15,201
ABB Finance USA Inc.	3.375%	4/3/23	1,800	1,803
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,334	4,525
Bemis Co. Inc.	6.800%	8/1/19	4,035	4,207
Bemis Co. Inc.	4.500%	10/15/21	5,020	5,186
Boeing Capital Corp.	4.700%	10/27/19	6,464	6,646
Boeing Co.	4.875%	2/15/20	12,310	12,741
Boeing Co.	1.650%	10/30/20	6,170	5,992
Boeing Co.	8.750%	8/15/21	1,800	2,091
Boeing Co.	2.350%	10/30/21	7,475	7,331
Boeing Co.	2.125%	3/1/22	4,250	4,112
Boeing Co.	2.800%	3/1/23	5,150	5,085
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,770
Caterpillar Financial Services Corp.	2.100%	6/9/19	17,250	17,171
Caterpillar Financial Services Corp.	2.000%	11/29/19	9,900	9,800
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,267	5,224
Caterpillar Financial Services Corp.	2.100%	1/10/20	10,297	10,192
Caterpillar Financial Services Corp.	2.000%	3/5/20	8,879	8,757
Caterpillar Financial Services Corp.	2.950%	5/15/20	425	425
Caterpillar Financial Services Corp.	1.850%	9/4/20	7,075	6,912
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,882
Caterpillar Financial Services Corp.	2.900%	3/15/21	1,350	1,344
Caterpillar Financial Services Corp.	1.700%	8/9/21	15,609	14,953
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	1,979
Caterpillar Financial Services Corp.	1.931%	10/1/21	5,904	5,688
Caterpillar Financial Services Corp.	2.850%	6/1/22	7,683	7,592
Caterpillar Financial Services Corp.	2.400%	6/6/22	4,575	4,445
Caterpillar Financial Services Corp.	2.550%	11/29/22	9,840	9,543
Caterpillar Financial Services Corp.	2.625%	3/1/23	4,784	4,641
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,250	6,270
Caterpillar Inc.	3.900%	5/27/21	14,297	14,704
Caterpillar Inc.	2.600%	6/26/22	7,227	7,047
CNH Industrial Capital LLC	3.375%	7/15/19	2,514	2,520
CNH Industrial Capital LLC	4.375%	11/6/20	8,380	8,548
CNH Industrial Capital LLC	4.875%	4/1/21	5,845	6,028
CNH Industrial Capital LLC	3.875%	10/15/21	8,139	8,139
CNH Industrial Capital LLC	4.375%	4/5/22	7,760	7,886
CRH America Inc.	5.750%	1/15/21	5,359	5,647
Deere & Co.	4.375%	10/16/19	8,872	9,069
Deere & Co.	2.600%	6/8/22	24,767	24,212
Dover Corp.	4.300%	3/1/21	5,150	5,299
Eaton Corp.	2.750%	11/2/22	24,388	23,793
Embraer SA	5.150%	6/15/22	7,743	7,895
Emerson Electric Co.	4.875%	10/15/19	4,441	4,565
Emerson Electric Co.	4.250%	11/15/20	5,150	5,299
Emerson Electric Co.	2.625%	12/1/21	8,610	8,471
Emerson Electric Co.	2.625%	2/15/23	6,800	6,570
Exelis Inc.	5.550%	10/1/21	4,660	4,992

FLIR Systems Inc.	3.125%	6/15/21	5,418	5,350
Flowserve Corp.	3.500%	9/15/22	7,130	7,040
Fortive Corp.	1.800%	6/15/19	4,750	4,692
Fortive Corp.	2.350%	6/15/21	10,100	9,794
Fortune Brands Home & Security Inc.	3.000%	6/15/20	4,990	4,947
General Dynamics Corp.	2.875%	5/11/20	19,000	18,988
General Dynamics Corp.	3.000%	5/11/21	15,000	14,967
General Dynamics Corp.	3.875%	7/15/21	7,553	7,706
General Dynamics Corp.	2.250%	11/15/22	12,207	11,715
General Dynamics Corp.	3.375%	5/15/23	17,000	17,066
General Electric Co.	6.000%	8/7/19	19,054	19,706
General Electric Co.	2.100%	12/11/19	3,866	3,831
General Electric Co.	5.500%	1/8/20	17,908	18,600
General Electric Co.	2.200%	1/9/20	15,426	15,249
General Electric Co.	5.550%	5/4/20	7,186	7,510
General Electric Co.	4.375%	9/16/20	18,947	19,476
General Electric Co.	4.625%	1/7/21	10,360	10,730
General Electric Co.	5.300%	2/11/21	18,497	19,465
General Electric Co.	4.650%	10/17/21	17,582	18,357
General Electric Co.	3.150%	9/7/22	14,657	14,467
General Electric Co.	2.700%	10/9/22	42,963	41,656
General Electric Co.	3.100%	1/9/23	21,741	21,384
Harris Corp.	2.700%	4/27/20	7,950	7,869
Harris Corp.	4.400%	12/15/20	5,125	5,253
Honeywell International Inc.	1.400%	10/30/19	7,425	7,282
Honeywell International Inc.	1.800%	10/30/19	5,780	5,714
Honeywell International Inc.	4.250%	3/1/21	14,250	14,768
Honeywell International Inc.	1.850%	11/1/21	22,337	21,547
IDEX Corp.	4.200%	12/15/21	3,175	3,211
Illinois Tool Works Inc.	3.375%	9/15/21	3,902	3,932
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	5,156	5,128
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,770	3,733
John Deere Capital Corp.	2.300%	9/16/19	3,299	3,286
John Deere Capital Corp.	1.250%	10/9/19	8,284	8,126
John Deere Capital Corp.	1.700%	1/15/20	7,551	7,409
John Deere Capital Corp.	2.050%	3/10/20	7,396	7,294
John Deere Capital Corp.	2.200%	3/13/20	2,500	2,469
John Deere Capital Corp.	1.950%	6/22/20	11,165	10,969
John Deere Capital Corp.	2.375%	7/14/20	6,565	6,491
John Deere Capital Corp.	2.450%	9/11/20	4,100	4,054
John Deere Capital Corp.	2.350%	1/8/21	10,900	10,749
John Deere Capital Corp.	2.550%	1/8/21	5,400	5,345
John Deere Capital Corp.	2.800%	3/4/21	3,723	3,700
John Deere Capital Corp.	2.875%	3/12/21	6,750	6,717
John Deere Capital Corp.	3.900%	7/12/21	7,398	7,572
John Deere Capital Corp.	3.150%	10/15/21	5,464	5,457
John Deere Capital Corp.	2.650%	1/6/22	7,300	7,172
John Deere Capital Corp.	2.750%	3/15/22	5,685	5,591
John Deere Capital Corp.	2.150%	9/8/22	4,675	4,463
John Deere Capital Corp.	2.700%	1/6/23	11,750	11,467
John Deere Capital Corp.	2.800%	1/27/23	5,170	5,059
John Deere Capital Corp.	2.800%	3/6/23	10,050	9,809
Johnson Controls International plc	5.000%	3/30/20	6,700	6,925
Johnson Controls International plc	4.250%	3/1/21	5,014	5,138
Johnson Controls International plc	3.750%	12/1/21	6,151	6,204
Kennametal Inc.	2.650%	11/1/19	5,074	5,030
Kennametal Inc.	3.875%	2/15/22	3,450	3,488

L3 Technologies Inc.	5.200%	10/15/19	11,647	12,015
L3 Technologies Inc.	4.750%	7/15/20	11,719	12,097
L3 Technologies Inc.	4.950%	2/15/21	12,650	13,088
L3 Technologies Inc.	3.850%	6/15/23	1,000	1,000
Leggett & Platt Inc.	3.400%	8/15/22	1,000	987
Lockheed Martin Corp.	4.250%	11/15/19	6,626	6,765
Lockheed Martin Corp.	2.500%	11/23/20	13,798	13,639
Lockheed Martin Corp.	3.350%	9/15/21	11,505	11,566
Lockheed Martin Corp.	3.100%	1/15/23	9,425	9,329
Masco Corp.	7.125%	3/15/20	1,445	1,539
Masco Corp.	3.500%	4/1/21	5,804	5,802
Masco Corp.	5.950%	3/15/22	2,578	2,773
Mohawk Industries Inc.	3.850%	2/1/23	7,169	7,265
Northrop Grumman Corp.	5.050%	8/1/19	2,930	3,003
Northrop Grumman Corp.	2.080%	10/15/20	14,555	14,210
Northrop Grumman Corp.	3.500%	3/15/21	7,025	7,094
Northrop Grumman Corp.	2.550%	10/15/22	11,830	11,430
2 Nvent Finance Sarl	3.950%	4/15/23	1,000	985
Owens Corning	4.200%	12/15/22	2,331	2,362
Parker-Hannifin Corp.	3.500%	9/15/22	8,650	8,711
Pentair Finance SA	2.650%	12/1/19	750	744
Precision Castparts Corp.	2.250%	6/15/20	8,395	8,310
Precision Castparts Corp.	2.500%	1/15/23	13,547	13,132
Raytheon Co.	4.400%	2/15/20	8,050	8,261
Raytheon Co.	3.125%	10/15/20	8,620	8,684
Raytheon Co.	2.500%	12/15/22	12,500	12,098
Republic Services Inc.	5.500%	9/15/19	8,195	8,458
Republic Services Inc.	5.000%	3/1/20	10,447	10,799
Republic Services Inc.	5.250%	11/15/21	7,288	7,753
Republic Services Inc.	3.550%	6/1/22	14,917	15,011
Republic Services Inc.	4.750%	5/15/23	6,418	6,756
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,632
Rockwell Collins Inc.	1.950%	7/15/19	4,375	4,326
Rockwell Collins Inc.	5.250%	7/15/19	2,750	2,818
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,883
Rockwell Collins Inc.	2.800%	3/15/22	8,630	8,430
Roper Technologies Inc.	6.250%	9/1/19	6,169	6,413
Roper Technologies Inc.	3.000%	12/15/20	17,087	17,001
Roper Technologies Inc.	2.800%	12/15/21	9,845	9,648
Roper Technologies Inc.	3.125%	11/15/22	2,500	2,460
Snap-on Inc.	6.125%	9/1/21	3,000	3,266
Stanley Black & Decker Inc.	3.400%	12/1/21	7,280	7,326
Stanley Black & Decker Inc.	2.900%	11/1/22	9,874	9,701
United Technologies Corp.	1.500%	11/1/19	9,200	9,037
United Technologies Corp.	4.500%	4/15/20	4,931	5,067
United Technologies Corp.	1.900%	5/4/20	13,377	13,142
United Technologies Corp.	1.950%	11/1/21	12,950	12,448
United Technologies Corp.	2.300%	5/4/22	250	240
United Technologies Corp.	3.100%	6/1/22	30,312	29,931
Waste Management Inc.	4.750%	6/30/20	11,845	12,290
Waste Management Inc.	4.600%	3/1/21	4,577	4,749
Waste Management Inc.	2.900%	9/15/22	6,950	6,837
Waste Management Inc.	2.400%	5/15/23	3,225	3,068
Xylem Inc.	4.875%	10/1/21	5,970	6,247

Communication (6.1%)
21st Century Fox America Inc.	5.650%	8/15/20	7,250	7,638

21st Century Fox America Inc.	4.500%	2/15/21	14,151	14,608
21st Century Fox America Inc.	3.000%	9/15/22	13,476	13,200
Activision Blizzard Inc.	2.300%	9/15/21	7,118	6,914
Activision Blizzard Inc.	2.600%	6/15/22	5,395	5,226
America Movil SAB de CV	5.000%	10/16/19	10,110	10,375
America Movil SAB de CV	5.000%	3/30/20	26,535	27,293
America Movil SAB de CV	3.125%	7/16/22	22,322	21,970
American Tower Corp.	2.800%	6/1/20	12,955	12,839
American Tower Corp.	5.050%	9/1/20	9,794	10,147
American Tower Corp.	3.300%	2/15/21	17,543	17,494
American Tower Corp.	3.450%	9/15/21	7,036	7,034
American Tower Corp.	5.900%	11/1/21	6,328	6,802
American Tower Corp.	2.250%	1/15/22	6,405	6,114
American Tower Corp.	4.700%	3/15/22	7,848	8,122
American Tower Corp.	3.500%	1/31/23	13,911	13,762
AT&T Inc.	5.875%	10/1/19	11,393	11,830
AT&T Inc.	5.200%	3/15/20	11,115	11,532
AT&T Inc.	2.450%	6/30/20	34,780	34,345
AT&T Inc.	4.600%	2/15/21	9,120	9,405
AT&T Inc.	2.800%	2/17/21	28,222	27,890
AT&T Inc.	5.000%	3/1/21	15,445	16,112
AT&T Inc.	4.450%	5/15/21	12,715	13,094
AT&T Inc.	3.875%	8/15/21	18,881	19,169
AT&T Inc.	3.000%	2/15/22	11,945	11,752
AT&T Inc.	3.200%	3/1/22	20,604	20,339
AT&T Inc.	3.800%	3/15/22	14,970	15,059
AT&T Inc.	3.000%	6/30/22	35,530	34,716
AT&T Inc.	2.625%	12/1/22	2,500	2,394
AT&T Inc.	3.600%	2/17/23	26,970	26,774
CBS Corp.	2.300%	8/15/19	8,471	8,396
CBS Corp.	4.300%	2/15/21	5,475	5,577
CBS Corp.	3.375%	3/1/22	9,456	9,346
CBS Corp.	2.500%	2/15/23	6,000	5,652
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	13,500	13,446
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.579%	7/23/20	27,690	27,752
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.464%	7/23/22	44,102	44,958
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	12,392	15,372
Comcast Corp.	5.700%	7/1/19	12,007	12,376
Comcast Corp.	5.150%	3/1/20	20,614	21,332
Comcast Corp.	1.625%	1/15/22	9,690	9,103
Comcast Corp.	3.125%	7/15/22	11,404	11,246
Comcast Corp.	2.850%	1/15/23	8,547	8,308
Comcast Corp.	2.750%	3/1/23	14,750	14,183
Crown Castle International Corp.	3.400%	2/15/21	13,288	13,288
Crown Castle International Corp.	2.250%	9/1/21	12,210	11,740
Crown Castle International Corp.	4.875%	4/15/22	13,086	13,558
Crown Castle International Corp.	5.250%	1/15/23	23,830	25,042
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,835	6,030
Discovery Communications LLC	5.625%	8/15/19	4,430	4,568
Discovery Communications LLC	2.200%	9/20/19	8,650	8,563
2 Discovery Communications LLC	2.750%	11/15/19	7,198	7,163
2 Discovery Communications LLC	2.800%	6/15/20	6,854	6,782
Discovery Communications LLC	4.375%	6/15/21	8,600	8,822
Discovery Communications LLC	3.300%	5/15/22	8,309	8,179

2 Discovery Communications LLC	3.500%	6/15/22	6,663	6,614
Discovery Communications LLC	2.950%	3/20/23	20,180	19,349
Discovery Communications LLC	3.250%	4/1/23	5,153	5,047
Electronic Arts Inc.	3.700%	3/1/21	13,405	13,608
Interpublic Group of Cos. Inc.	3.750%	2/15/23	6,723	6,703
Moody's Corp.	2.750%	7/15/19	6,037	6,031
Moody's Corp.	5.500%	9/1/20	6,200	6,510
Moody's Corp.	2.750%	12/15/21	8,008	7,858
Moody's Corp.	4.500%	9/1/22	5,721	5,942
Moody's Corp.	2.625%	1/15/23	6,808	6,551
NBCUniversal Media LLC	5.150%	4/30/20	31,014	32,159
NBCUniversal Media LLC	4.375%	4/1/21	24,124	24,872
NBCUniversal Media LLC	2.875%	1/15/23	16,455	16,007
Omnicom Group Inc.	6.250%	7/15/19	8,910	9,232
Omnicom Group Inc.	4.450%	8/15/20	13,652	14,044
Omnicom Group Inc.	3.625%	5/1/22	12,457	12,446
Orange SA	5.375%	7/8/19	13,535	13,890
Orange SA	1.625%	11/3/19	17,047	16,756
Orange SA	4.125%	9/14/21	13,800	14,198
RELX Capital Inc.	3.125%	10/15/22	13,469	13,202
RELX Capital Inc.	3.500%	3/16/23	9,800	9,739
Rogers Communications Inc.	3.000%	3/15/23	6,786	6,647
S&P Global Inc.	3.300%	8/14/20	9,522	9,570
Telefonica Emisiones SAU	5.877%	7/15/19	9,311	9,603
Telefonica Emisiones SAU	5.134%	4/27/20	22,594	23,422
Telefonica Emisiones SAU	5.462%	2/16/21	23,692	24,930
Telefonica Emisiones SAU	4.570%	4/27/23	6,950	7,222
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,811
Thomson Reuters Corp.	4.700%	10/15/19	4,825	4,925
Thomson Reuters Corp.	3.950%	9/30/21	6,807	6,849
Time Warner Cable LLC	5.000%	2/1/20	21,525	22,062
Time Warner Cable LLC	4.125%	2/15/21	12,006	12,122
Time Warner Cable LLC	4.000%	9/1/21	12,249	12,308
Time Warner Entertainment Co. LP	8.375%	3/15/23	12,500	14,685
Time Warner Inc.	2.100%	6/1/19	6,660	6,599
Time Warner Inc.	4.875%	3/15/20	25,027	25,844
Time Warner Inc.	4.700%	1/15/21	3,825	3,958
Time Warner Inc.	4.750%	3/29/21	20,932	21,736
Time Warner Inc.	4.000%	1/15/22	5,325	5,402
Time Warner Inc.	3.400%	6/15/22	6,726	6,681
Verizon Communications Inc.	2.625%	2/21/20	18,060	17,969
Verizon Communications Inc.	3.450%	3/15/21	12,967	13,098
Verizon Communications Inc.	4.600%	4/1/21	8,454	8,781
Verizon Communications Inc.	1.750%	8/15/21	9,145	8,756
Verizon Communications Inc.	3.000%	11/1/21	22,725	22,530
Verizon Communications Inc.	3.500%	11/1/21	23,273	23,423
Verizon Communications Inc.	3.125%	3/16/22	28,344	28,000
Verizon Communications Inc.	2.450%	11/1/22	19,252	18,456
Verizon Communications Inc.	5.150%	9/15/23	14,000	15,000
Viacom Inc.	5.625%	9/15/19	10,150	10,429
Viacom Inc.	2.750%	12/15/19	1,323	1,308
Viacom Inc.	3.875%	12/15/21	7,264	7,299
Vodafone Group plc	5.450%	6/10/19	11,842	12,177
Vodafone Group plc	4.375%	3/16/21	7,699	7,930
Vodafone Group plc	2.500%	9/26/22	15,392	14,793
Vodafone Group plc	2.950%	2/19/23	16,164	15,644
Vodafone Group plc	3.750%	1/16/24	5,000	4,972

Walt Disney Co.	0.875%	7/12/19	8,600	8,452
Walt Disney Co.	1.950%	3/4/20	11,800	11,652
Walt Disney Co.	1.800%	6/5/20	6,150	6,025
Walt Disney Co.	2.150%	9/17/20	12,425	12,221
Walt Disney Co.	2.300%	2/12/21	8,048	7,918
Walt Disney Co.	3.750%	6/1/21	4,050	4,135
Walt Disney Co.	2.750%	8/16/21	10,141	10,062
Walt Disney Co.	2.550%	2/15/22	2,056	2,019
Walt Disney Co.	2.450%	3/4/22	6,515	6,362
Walt Disney Co.	2.350%	12/1/22	16,787	16,202
WPP Finance 2010	4.750%	11/21/21	12,098	12,527
WPP Finance 2010	3.625%	9/7/22	6,620	6,554

Consumer Cyclical (7.6%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,272
Advance Auto Parts Inc.	4.500%	1/15/22	5,050	5,187
Alibaba Group Holding Ltd.	2.500%	11/28/19	27,550	27,275
Alibaba Group Holding Ltd.	3.125%	11/28/21	19,800	19,651
Amazon.com Inc.	2.600%	12/5/19	18,563	18,543
2 Amazon.com Inc.	1.900%	8/21/20	12,150	11,907
Amazon.com Inc.	3.300%	12/5/21	7,243	7,332
Amazon.com Inc.	2.500%	11/29/22	17,475	17,061
2 Amazon.com Inc.	2.400%	2/22/23	12,750	12,274
American Honda Finance Corp.	1.200%	7/12/19	12,189	11,993
American Honda Finance Corp.	2.250%	8/15/19	13,716	13,646
American Honda Finance Corp.	2.000%	11/13/19	9,600	9,506
American Honda Finance Corp.	2.000%	2/14/20	10,334	10,189
American Honda Finance Corp.	2.150%	3/13/20	5,670	5,594
American Honda Finance Corp.	1.950%	7/20/20	14,050	13,769
American Honda Finance Corp.	2.450%	9/24/20	9,235	9,128
American Honda Finance Corp.	2.650%	2/12/21	7,000	6,982
American Honda Finance Corp.	1.650%	7/12/21	7,250	6,944
American Honda Finance Corp.	1.700%	9/9/21	15,606	14,957
American Honda Finance Corp.	2.600%	11/16/22	10,500	10,246
Aptiv plc	3.150%	11/19/20	4,050	4,034
Automatic Data Processing Inc.	2.250%	9/15/20	14,959	14,828
AutoNation Inc.	5.500%	2/1/20	3,768	3,895
AutoNation Inc.	3.350%	1/15/21	5,725	5,681
AutoZone Inc.	4.000%	11/15/20	2,734	2,781
AutoZone Inc.	3.700%	4/15/22	10,627	10,703
AutoZone Inc.	2.875%	1/15/23	7,079	6,845
Best Buy Co. Inc.	5.500%	3/15/21	9,060	9,490
Block Financial LLC	4.125%	10/1/20	14,848	15,014
Block Financial LLC	5.500%	11/1/22	1,175	1,236
Booking Holdings Inc.	2.750%	3/15/23	7,790	7,488
BorgWarner Inc.	4.625%	9/15/20	575	594
Carnival Corp.	3.950%	10/15/20	7,620	7,782
Costco Wholesale Corp.	1.700%	12/15/19	17,304	17,062
Costco Wholesale Corp.	1.750%	2/15/20	5,835	5,743
Costco Wholesale Corp.	2.150%	5/18/21	14,706	14,405
Costco Wholesale Corp.	2.250%	2/15/22	8,335	8,106
Costco Wholesale Corp.	2.300%	5/18/22	14,775	14,371
Dollar General Corp.	3.250%	4/15/23	12,253	11,999
Dollar Tree Inc.	3.700%	5/15/23	10,325	10,284
DR Horton Inc.	4.000%	2/15/20	4,028	4,083
DR Horton Inc.	2.550%	12/1/20	6,500	6,391
DR Horton Inc.	4.375%	9/15/22	3,385	3,483

DR Horton Inc.	4.750%	2/15/23	2,750	2,870
eBay Inc.	2.200%	8/1/19	4,194	4,165
eBay Inc.	2.150%	6/5/20	12,115	11,889
eBay Inc.	3.250%	10/15/20	7,665	7,693
eBay Inc.	2.875%	8/1/21	9,992	9,869
eBay Inc.	3.800%	3/9/22	11,133	11,285
eBay Inc.	2.600%	7/15/22	12,266	11,851
eBay Inc.	2.750%	1/30/23	11,300	10,920
Expedia Inc.	5.950%	8/15/20	8,553	9,013
Ford Motor Credit Co. LLC	1.897%	8/12/19	11,330	11,191
Ford Motor Credit Co. LLC	2.597%	11/4/19	19,627	19,508
Ford Motor Credit Co. LLC	2.681%	1/9/20	17,650	17,529
Ford Motor Credit Co. LLC	8.125%	1/15/20	13,475	14,509
Ford Motor Credit Co. LLC	2.459%	3/27/20	12,618	12,444
Ford Motor Credit Co. LLC	2.425%	6/12/20	225	221
Ford Motor Credit Co. LLC	3.157%	8/4/20	22,457	22,369
Ford Motor Credit Co. LLC	2.343%	11/2/20	14,600	14,257
Ford Motor Credit Co. LLC	3.200%	1/15/21	22,208	22,077
Ford Motor Credit Co. LLC	5.750%	2/1/21	13,710	14,462
Ford Motor Credit Co. LLC	3.336%	3/18/21	27,346	27,150
Ford Motor Credit Co. LLC	5.875%	8/2/21	21,767	23,174
Ford Motor Credit Co. LLC	3.219%	1/9/22	21,940	21,530
Ford Motor Credit Co. LLC	3.339%	3/28/22	13,640	13,395
Ford Motor Credit Co. LLC	2.979%	8/3/22	11,600	11,176
Ford Motor Credit Co. LLC	4.250%	9/20/22	8,200	8,303
Ford Motor Credit Co. LLC	3.096%	5/4/23	18,068	17,276
General Motors Financial Co. Inc.	3.500%	7/10/19	6,332	6,372
General Motors Financial Co. Inc.	2.350%	10/4/19	10,718	10,636
General Motors Financial Co. Inc.	3.150%	1/15/20	13,634	13,639
General Motors Financial Co. Inc.	2.650%	4/13/20	17,780	17,603
General Motors Financial Co. Inc.	3.200%	7/13/20	29,858	29,788
General Motors Financial Co. Inc.	2.450%	11/6/20	12,500	12,230
General Motors Financial Co. Inc.	3.700%	11/24/20	15,829	15,946
General Motors Financial Co. Inc.	4.200%	3/1/21	25,310	25,770
General Motors Financial Co. Inc.	3.550%	4/9/21	9,000	9,003
General Motors Financial Co. Inc.	3.200%	7/6/21	19,404	19,214
General Motors Financial Co. Inc.	4.375%	9/25/21	14,950	15,323
General Motors Financial Co. Inc.	3.450%	1/14/22	18,512	18,345
General Motors Financial Co. Inc.	3.450%	4/10/22	19,989	19,791
General Motors Financial Co. Inc.	3.150%	6/30/22	13,095	12,768
General Motors Financial Co. Inc.	3.250%	1/5/23	8,500	8,277
General Motors Financial Co. Inc.	3.700%	5/9/23	20,654	20,353
General Motors Financial Co. Inc.	4.250%	5/15/23	8,563	8,674
Home Depot Inc.	2.000%	6/15/19	16,882	16,795
Home Depot Inc.	1.800%	6/5/20	13,350	13,131
Home Depot Inc.	3.950%	9/15/20	4,251	4,351
Home Depot Inc.	2.000%	4/1/21	18,036	17,643
Home Depot Inc.	4.400%	4/1/21	12,605	13,072
Home Depot Inc.	2.625%	6/1/22	8,688	8,553
Home Depot Inc.	2.700%	4/1/23	17,030	16,734
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,225
JD.com Inc.	3.125%	4/29/21	6,700	6,548
Kohl's Corp.	4.000%	11/1/21	3,700	3,732
Kohl's Corp.	3.250%	2/1/23	6,425	6,222
Lowe's Companies Inc.	4.625%	4/15/20	8,295	8,470
Lowe's Companies Inc.	3.750%	4/15/21	4,293	4,372
Lowe's Companies Inc.	3.800%	11/15/21	9,663	9,890

Lowe's Companies Inc.	3.120%	4/15/22	9,292	9,299
Macy's Retail Holdings Inc.	3.450%	1/15/21	5,200	5,173
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,950	7,896
Macy's Retail Holdings Inc.	2.875%	2/15/23	11,668	10,982
Marriott International Inc.	3.375%	10/15/20	5,925	5,946
Marriott International Inc.	2.875%	3/1/21	4,140	4,102
Marriott International Inc.	3.125%	10/15/21	3,150	3,134
Marriott International Inc.	2.300%	1/15/22	13,915	13,353
Marriott International Inc.	3.250%	9/15/22	3,050	3,010
Mastercard Inc.	2.000%	11/21/21	9,488	9,203
McDonald's Corp.	2.200%	5/26/20	9,920	9,795
McDonald's Corp.	3.500%	7/15/20	5,825	5,898
McDonald's Corp.	2.750%	12/9/20	19,549	19,527
McDonald's Corp.	3.625%	5/20/21	5,246	5,339
McDonald's Corp.	2.625%	1/15/22	16,811	16,557
McDonald's Corp.	3.350%	4/1/23	4,000	4,011
NIKE Inc.	2.250%	5/1/23	5,303	5,074
Nordstrom Inc.	4.750%	5/1/20	5,695	5,836
Nordstrom Inc.	4.000%	10/15/21	5,900	5,950
NVR Inc.	3.950%	9/15/22	8,658	8,760
O'Reilly Automotive Inc.	4.875%	1/14/21	5,715	5,927
O'Reilly Automotive Inc.	4.625%	9/15/21	5,076	5,264
O'Reilly Automotive Inc.	3.800%	9/1/22	6,050	6,130
PACCAR Financial Corp.	1.300%	5/10/19	8,850	8,750
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,839
PACCAR Financial Corp.	1.950%	2/27/20	256	252
PACCAR Financial Corp.	2.500%	8/14/20	3,000	2,974
PACCAR Financial Corp.	2.050%	11/13/20	7,650	7,505
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,623
PACCAR Financial Corp.	2.800%	3/1/21	5,360	5,328
QVC Inc.	5.125%	7/2/22	7,447	7,658
QVC Inc.	4.375%	3/15/23	10,573	10,516
Ralph Lauren Corp.	2.625%	8/18/20	3,750	3,712
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	4,535	4,467
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	8,225	8,688
Starbucks Corp.	2.200%	11/22/20	9,950	9,807
Starbucks Corp.	2.100%	2/4/21	12,819	12,549
Starbucks Corp.	2.700%	6/15/22	2,175	2,137
Starbucks Corp.	3.100%	3/1/23	16,263	16,163
Tapestry Inc.	3.000%	7/15/22	5,525	5,332
Target Corp.	2.300%	6/26/19	9,255	9,231
Target Corp.	3.875%	7/15/20	16,450	16,818
Target Corp.	2.900%	1/15/22	14,510	14,466
TJX Cos. Inc.	2.750%	6/15/21	11,610	11,557
TJX Cos. Inc.	2.500%	5/15/23	10,609	10,201
Toyota Motor Credit Corp.	2.125%	7/18/19	12,405	12,364
Toyota Motor Credit Corp.	1.550%	10/18/19	14,175	13,961
Toyota Motor Credit Corp.	2.200%	1/10/20	18,725	18,568
Toyota Motor Credit Corp.	2.150%	3/12/20	18,820	18,595
Toyota Motor Credit Corp.	1.950%	4/17/20	17,500	17,242
Toyota Motor Credit Corp.	4.500%	6/17/20	4,250	4,384
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,024
Toyota Motor Credit Corp.	1.900%	4/8/21	16,572	16,106
Toyota Motor Credit Corp.	2.950%	4/13/21	10,000	9,990
Toyota Motor Credit Corp.	2.750%	5/17/21	5,859	5,817
Toyota Motor Credit Corp.	3.400%	9/15/21	12,677	12,803
Toyota Motor Credit Corp.	2.600%	1/11/22	15,133	14,867

Toyota Motor Credit Corp.	3.300%	1/12/22	12,852	12,913
Toyota Motor Credit Corp.	2.800%	7/13/22	9,972	9,828
Toyota Motor Credit Corp.	2.150%	9/8/22	13,212	12,659
Toyota Motor Credit Corp.	2.625%	1/10/23	10,379	10,079
Toyota Motor Credit Corp.	2.700%	1/11/23	10,000	9,750
VF Corp.	3.500%	9/1/21	5,320	5,390
Visa Inc.	2.200%	12/14/20	45,441	44,706
Visa Inc.	2.150%	9/15/22	12,200	11,724
Visa Inc.	2.800%	12/14/22	27,328	26,883
Walgreen Co.	3.100%	9/15/22	9,013	8,853
Walgreens Boots Alliance Inc.	2.700%	11/18/19	19,867	19,839
Walgreens Boots Alliance Inc.	3.300%	11/18/21	14,100	14,064
Walmart Inc.	1.750%	10/9/19	6,567	6,505
Walmart Inc.	3.625%	7/8/20	1,250	1,275
Walmart Inc.	3.250%	10/25/20	26,597	26,996
Walmart Inc.	1.900%	12/15/20	29,320	28,787
Walmart Inc.	2.350%	12/15/22	17,100	16,611
Walmart Inc.	2.550%	4/11/23	24,325	23,727
Western Union Co.	5.253%	4/1/20	2,825	2,905
Western Union Co.	3.600%	3/15/22	12,770	12,672
Wyndham Worldwide Corp.	5.625%	3/1/21	500	520
Wyndham Worldwide Corp.	4.250%	3/1/22	5,350	5,306
Wyndham Worldwide Corp.	3.900%	3/1/23	8,820	8,369

Consumer Noncyclical (15.3%)
Abbott Laboratories	2.350%	11/22/19	25,179	25,032
Abbott Laboratories	2.000%	3/15/20	10,650	10,485
Abbott Laboratories	4.125%	5/27/20	7,190	7,343
Abbott Laboratories	2.800%	9/15/20	6,295	6,255
Abbott Laboratories	2.900%	11/30/21	45,578	45,074
Abbott Laboratories	2.550%	3/15/22	10,008	9,719
Abbott Laboratories	3.250%	4/15/23	10,835	10,715
AbbVie Inc.	2.500%	5/14/20	55,685	55,175
AbbVie Inc.	2.300%	5/14/21	19,191	18,716
AbbVie Inc.	2.900%	11/6/22	36,752	35,871
AbbVie Inc.	3.200%	11/6/22	14,960	14,760
AbbVie Inc.	2.850%	5/14/23	20,773	20,082
Actavis Inc.	3.250%	10/1/22	15,649	15,254
Agilent Technologies Inc.	5.000%	7/15/20	5,975	6,191
Agilent Technologies Inc.	3.200%	10/1/22	6,450	6,358
Allergan Funding SCS	2.450%	6/15/19	6,979	6,940
Allergan Funding SCS	3.000%	3/12/20	50,248	49,987
Allergan Funding SCS	3.450%	3/15/22	40,743	40,089
Allergan Inc.	3.375%	9/15/20	9,143	9,154
Allergan Inc.	2.800%	3/15/23	3,750	3,557
Altria Group Inc.	9.250%	8/6/19	14,858	15,935
Altria Group Inc.	2.625%	1/14/20	5,419	5,401
Altria Group Inc.	4.750%	5/5/21	22,956	23,994
Altria Group Inc.	2.850%	8/9/22	27,478	26,894
Altria Group Inc.	2.950%	5/2/23	7,447	7,260
AmerisourceBergen Corp.	3.500%	11/15/21	9,805	9,844
Amgen Inc.	4.500%	3/15/20	1,936	1,992
Amgen Inc.	2.125%	5/1/20	12,238	12,059
Amgen Inc.	2.200%	5/11/20	12,839	12,667
Amgen Inc.	3.450%	10/1/20	11,997	12,118
Amgen Inc.	4.100%	6/15/21	10,070	10,310
Amgen Inc.	1.850%	8/19/21	9,878	9,484

Amgen Inc.	3.875%	11/15/21	21,493	21,922
Amgen Inc.	2.700%	5/1/22	5,172	5,037
Amgen Inc.	2.650%	5/11/22	20,001	19,424
Amgen Inc.	3.625%	5/15/22	17,275	17,316
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	102,350	101,368
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	9,455	9,148
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	95,399	94,910
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	12,384	13,102
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,700	11,181
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,650	7,909
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	33,859	34,455
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	45,735	44,235
2 Anheuser-Busch North American Holding Corp.	3.750%	1/15/22	750	758
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,933	4,066
AstraZeneca plc	1.950%	9/18/19	8,488	8,389
AstraZeneca plc	2.375%	11/16/20	19,098	18,784
AstraZeneca plc	2.375%	6/12/22	15,750	15,171
2 BAT Capital Corp.	2.297%	8/14/20	31,057	30,436
2 BAT Capital Corp.	2.764%	8/15/22	30,275	29,171
Baxalta Inc.	2.875%	6/23/20	14,949	14,798
Baxalta Inc.	3.600%	6/23/22	7,710	7,624
Baxter International Inc.	1.700%	8/15/21	4,900	4,661
Beam Suntory Inc.	3.250%	5/15/22	2,450	2,422
Becton Dickinson & Co.	2.133%	6/6/19	16,200	16,083
Becton Dickinson & Co.	2.675%	12/15/19	16,335	16,245
Becton Dickinson & Co.	2.404%	6/5/20	14,150	13,901
Becton Dickinson & Co.	3.250%	11/12/20	10,562	10,523
Becton Dickinson & Co.	4.400%	1/15/21	2,293	2,327
Becton Dickinson & Co.	3.125%	11/8/21	5,945	5,885
Becton Dickinson & Co.	2.894%	6/6/22	25,725	25,016
Becton Dickinson & Co.	3.300%	3/1/23	2,000	1,950
Bio-Rad Laboratories Inc.	4.875%	12/15/20	5,800	6,020
Biogen Inc.	2.900%	9/15/20	24,756	24,632
Biogen Inc.	3.625%	9/15/22	12,535	12,597
Boston Scientific Corp.	6.000%	1/15/20	10,684	11,151
Boston Scientific Corp.	2.850%	5/15/20	4,586	4,557
Boston Scientific Corp.	3.375%	5/15/22	7,525	7,469
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,823	10,362
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,590	11,155
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,325
Bunge Ltd. Finance Corp.	3.000%	9/25/22	12,285	11,808
Campbell Soup Co.	3.300%	3/15/21	15,500	15,435
Campbell Soup Co.	4.250%	4/15/21	2,912	2,963
Campbell Soup Co.	2.500%	8/2/22	7,400	7,014
Campbell Soup Co.	3.650%	3/15/23	22,150	21,702
Cardinal Health Inc.	1.948%	6/14/19	8,550	8,474
Cardinal Health Inc.	2.400%	11/15/19	3,802	3,766
Cardinal Health Inc.	4.625%	12/15/20	8,300	8,559
Cardinal Health Inc.	2.616%	6/15/22	19,368	18,617
Cardinal Health Inc.	3.200%	6/15/22	1,942	1,903
Cardinal Health Inc.	3.200%	3/15/23	3,500	3,407
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	6,290	6,110
Celgene Corp.	2.875%	8/15/20	21,411	21,283
Celgene Corp.	3.950%	10/15/20	5,050	5,132
Celgene Corp.	2.875%	2/19/21	7,400	7,304
Celgene Corp.	3.250%	8/15/22	19,994	19,639
Celgene Corp.	3.550%	8/15/22	13,721	13,652

Celgene Corp.	2.750%	2/15/23	14,535	13,932
Celgene Corp.	3.250%	2/20/23	10,850	10,613
Church & Dwight Co. Inc.	2.450%	12/15/19	3,325	3,311
Church & Dwight Co. Inc.	2.450%	8/1/22	5,445	5,240
Church & Dwight Co. Inc.	2.875%	10/1/22	2,875	2,828
Clorox Co.	3.800%	11/15/21	2,900	2,955
Clorox Co.	3.050%	9/15/22	9,315	9,234
Coca-Cola Co.	3.500%	9/15/20	6,110	6,142
Coca-Cola Co.	1.875%	10/27/20	19,587	19,180
Coca-Cola Co.	2.450%	11/1/20	18,394	18,280
Coca-Cola Co.	3.150%	11/15/20	14,200	14,341
Coca-Cola Co.	3.250%	8/19/21	674	672
Coca-Cola Co.	1.550%	9/1/21	14,275	13,697
Coca-Cola Co.	3.300%	9/1/21	15,867	16,078
Coca-Cola Co.	2.200%	5/25/22	10,879	10,567
Coca-Cola Co.	2.500%	4/1/23	8,325	8,106
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,227
Colgate-Palmolive Co.	2.450%	11/15/21	5,395	5,315
Colgate-Palmolive Co.	2.300%	5/3/22	6,989	6,815
Colgate-Palmolive Co.	2.250%	11/15/22	6,025	5,833
Colgate-Palmolive Co.	1.950%	2/1/23	5,900	5,638
Colgate-Palmolive Co.	2.100%	5/1/23	5,157	4,926
Conagra Brands Inc.	3.200%	1/25/23	8,483	8,304
Constellation Brands Inc.	2.000%	11/7/19	7,094	7,010
Constellation Brands Inc.	3.875%	11/15/19	6,975	7,068
Constellation Brands Inc.	2.250%	11/6/20	7,000	6,851
Constellation Brands Inc.	3.750%	5/1/21	5,933	6,010
Constellation Brands Inc.	2.700%	5/9/22	12,250	11,915
Constellation Brands Inc.	2.650%	11/7/22	12,700	12,216
Constellation Brands Inc.	3.200%	2/15/23	8,200	8,045
Constellation Brands Inc.	4.250%	5/1/23	8,300	8,507
Covidien International Finance SA	4.200%	6/15/20	10,735	10,980
Covidien International Finance SA	3.200%	6/15/22	7,075	7,058
CR Bard Inc.	4.400%	1/15/21	60	60
CVS Health Corp.	2.250%	8/12/19	12,685	12,588
CVS Health Corp.	3.125%	3/9/20	29,500	29,543
CVS Health Corp.	2.800%	7/20/20	46,489	46,064
CVS Health Corp.	3.350%	3/9/21	38,000	38,051
CVS Health Corp.	2.125%	6/1/21	23,698	22,868
CVS Health Corp.	3.500%	7/20/22	19,742	19,637
CVS Health Corp.	2.750%	12/1/22	22,837	21,966
CVS Health Corp.	4.750%	12/1/22	3,424	3,559
CVS Health Corp.	3.700%	3/9/23	75,790	75,298
Danaher Corp.	2.400%	9/15/20	6,273	6,213
Diageo Capital plc	4.828%	7/15/20	5,816	6,029
Diageo Capital plc	2.625%	4/29/23	17,334	16,808
Diageo Investment Corp.	2.875%	5/11/22	16,250	16,038
Dignity Health California GO	2.637%	11/1/19	2,450	2,434
Dignity Health California GO	3.125%	11/1/22	2,908	2,860
Dr Pepper Snapple Group Inc.	2.530%	11/15/21	1,000	966
Eli Lilly & Co.	2.350%	5/15/22	7,216	7,009
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,975	7,846
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,959	7,671
Express Scripts Holding Co.	2.250%	6/15/19	16,694	16,565
Express Scripts Holding Co.	2.600%	11/30/20	10,600	10,405
Express Scripts Holding Co.	3.300%	2/25/21	14,000	13,950
Express Scripts Holding Co.	4.750%	11/15/21	15,794	16,348

Express Scripts Holding Co.	3.900%	2/15/22	12,708	12,777
Express Scripts Holding Co.	3.050%	11/30/22	7,536	7,263
Express Scripts Holding Co.	3.000%	7/15/23	225	214
Express Scripts Inc.	7.250%	6/15/19	750	782
Flowers Foods Inc.	4.375%	4/1/22	4,895	5,005
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,000	2,864
General Mills Inc.	2.200%	10/21/19	5,580	5,518
General Mills Inc.	3.200%	4/16/21	8,325	8,305
General Mills Inc.	3.150%	12/15/21	12,275	12,171
General Mills Inc.	2.600%	10/12/22	9,100	8,775
Genzyme Corp.	5.000%	6/15/20	2,069	2,154
Gilead Sciences Inc.	1.850%	9/20/19	15,100	14,940
Gilead Sciences Inc.	2.350%	2/1/20	7,294	7,241
Gilead Sciences Inc.	2.550%	9/1/20	29,522	29,262
Gilead Sciences Inc.	4.500%	4/1/21	17,496	18,111
Gilead Sciences Inc.	4.400%	12/1/21	20,035	20,758
Gilead Sciences Inc.	1.950%	3/1/22	6,600	6,300
Gilead Sciences Inc.	3.250%	9/1/22	14,520	14,486
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	17,578	17,176
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	17,000	17,035
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,000	20,049
GlaxoSmithKline Capital plc	2.850%	5/8/22	24,893	24,538
Hasbro Inc.	3.150%	5/15/21	4,350	4,310
Hershey Co.	2.900%	5/15/20	4,750	4,758
Hershey Co.	4.125%	12/1/20	4,625	4,753
Hershey Co.	3.100%	5/15/21	5,525	5,550
Hershey Co.	2.625%	5/1/23	750	728
Hershey Co.	3.375%	5/15/23	6,800	6,832
Hillshire Brands Co.	4.100%	9/15/20	1,857	1,885
Ingredion Inc.	4.625%	11/1/20	2,600	2,681
JM Smucker Co.	2.200%	12/6/19	6,496	6,424
JM Smucker Co.	2.500%	3/15/20	9,899	9,800
JM Smucker Co.	3.500%	10/15/21	6,575	6,609
JM Smucker Co.	3.000%	3/15/22	8,727	8,574
Johnson & Johnson	1.875%	12/5/19	4,930	4,879
Johnson & Johnson	2.950%	9/1/20	7,258	7,312
Johnson & Johnson	1.950%	11/10/20	10,065	9,896
Johnson & Johnson	1.650%	3/1/21	14,182	13,759
Johnson & Johnson	3.550%	5/15/21	3,400	3,473
Johnson & Johnson	2.450%	12/5/21	5,300	5,227
Johnson & Johnson	2.250%	3/3/22	16,816	16,436
Johnson & Johnson	2.050%	3/1/23	9,040	8,667
Kaiser Foundation Hospitals	3.500%	4/1/22	4,000	4,023
Kellogg Co.	4.150%	11/15/19	8,725	8,872
Kellogg Co.	4.000%	12/15/20	9,260	9,469
Kellogg Co.	3.250%	5/14/21	7,700	7,715
Kellogg Co.	3.125%	5/17/22	2,775	2,730
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,242
Kimberly-Clark Corp.	2.400%	3/1/22	4,775	4,654
Kraft Foods Group Inc.	5.375%	2/10/20	13,395	13,898
Kraft Foods Group Inc.	3.500%	6/6/22	16,271	16,211
Kraft Heinz Foods Co.	2.800%	7/2/20	24,830	24,687
Kraft Heinz Foods Co.	3.500%	7/15/22	10,185	10,135
Kroger Co.	2.950%	11/1/21	7,700	7,582
Laboratory Corp. of America Holdings	2.625%	2/1/20	7,317	7,280
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,700	3,815
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,601	6,536

Laboratory Corp. of America Holdings	3.750%	8/23/22	4,577	4,616
Life Technologies Corp.	6.000%	3/1/20	6,554	6,848
Life Technologies Corp.	5.000%	1/15/21	5,418	5,612
2 Maple Escrow Subsidiary Inc.	3.551%	5/25/21	19,425	19,509
2 Maple Escrow Subsidiary Inc.	4.057%	5/25/23	23,400	23,533
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,790
McCormick & Co. Inc.	2.700%	8/15/22	8,100	7,837
McKesson Corp.	2.700%	12/15/22	2,525	2,421
McKesson Corp.	2.850%	3/15/23	3,795	3,648
Mead Johnson Nutrition Co.	4.900%	11/1/19	8,575	8,812
Mead Johnson Nutrition Co.	3.000%	11/15/20	13,509	13,491
Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,105
Medtronic Inc.	2.500%	3/15/20	39,566	39,348
Medtronic Inc.	4.125%	3/15/21	5,853	6,023
Medtronic Inc.	3.125%	3/15/22	7,624	7,614
Medtronic Inc.	3.150%	3/15/22	40,913	40,869
Medtronic Inc.	2.750%	4/1/23	2,072	2,025
Merck & Co. Inc.	1.850%	2/10/20	19,197	18,956
Merck & Co. Inc.	3.875%	1/15/21	11,833	12,116
Merck & Co. Inc.	2.350%	2/10/22	19,803	19,330
Merck & Co. Inc.	2.400%	9/15/22	13,750	13,372
Merck & Co. Inc.	2.800%	5/18/23	23,488	23,072
Merck Sharp & Dohme Corp.	5.000%	6/30/19	15,186	15,553
Molson Coors Brewing Co.	1.450%	7/15/19	8,575	8,432
Molson Coors Brewing Co.	2.250%	3/15/20	7,180	7,081
Molson Coors Brewing Co.	2.100%	7/15/21	11,937	11,459
Molson Coors Brewing Co.	3.500%	5/1/22	6,300	6,284
Mondelez International Inc.	3.000%	5/7/20	1,900	1,902
Mondelez International Inc.	3.625%	5/7/23	800	802
Mylan NV	2.500%	6/7/19	7,266	7,209
Mylan NV	3.750%	12/15/20	10,400	10,453
Mylan NV	3.150%	6/15/21	23,971	23,644
Newell Brands Inc.	2.875%	12/1/19	5,400	5,372
Newell Brands Inc.	3.150%	4/1/21	23,423	23,193
Newell Brands Inc.	3.850%	4/1/23	23,800	23,655
Novartis Capital Corp.	1.800%	2/14/20	13,680	13,476
Novartis Capital Corp.	4.400%	4/24/20	19,080	19,653
Novartis Capital Corp.	2.400%	5/17/22	14,025	13,673
Novartis Capital Corp.	2.400%	9/21/22	16,050	15,626
Pall Corp.	5.000%	6/15/20	1,900	1,977
PepsiCo Inc.	1.350%	10/4/19	7,968	7,840
PepsiCo Inc.	4.500%	1/15/20	10,475	10,776
PepsiCo Inc.	1.850%	4/30/20	14,026	13,799
PepsiCo Inc.	2.150%	10/14/20	17,385	17,125
PepsiCo Inc.	3.125%	11/1/20	13,738	13,858
PepsiCo Inc.	2.000%	4/15/21	10,712	10,455
PepsiCo Inc.	3.000%	8/25/21	8,280	8,311
PepsiCo Inc.	1.700%	10/6/21	10,110	9,718
PepsiCo Inc.	2.750%	3/5/22	15,992	15,851
PepsiCo Inc.	2.250%	5/2/22	7,625	7,404
PepsiCo Inc.	3.100%	7/17/22	12,807	12,822
PepsiCo Inc.	2.750%	3/1/23	17,247	16,923
PerkinElmer Inc.	5.000%	11/15/21	5,175	5,427
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,891
Perrigo Finance Unlimited Co.	3.500%	12/15/21	7,144	7,090
Pfizer Inc.	1.700%	12/15/19	15,169	14,970
Pfizer Inc.	5.200%	8/12/20	3,350	3,513

Pfizer Inc.	1.950%	6/3/21	18,471	17,988
Pfizer Inc.	2.200%	12/15/21	13,950	13,584
Philip Morris International Inc.	2.000%	2/21/20	14,909	14,672
Philip Morris International Inc.	4.500%	3/26/20	13,692	14,066
Philip Morris International Inc.	1.875%	2/25/21	14,323	13,890
Philip Morris International Inc.	4.125%	5/17/21	6,650	6,822
Philip Morris International Inc.	2.900%	11/15/21	4,525	4,478
Philip Morris International Inc.	2.625%	2/18/22	8,420	8,194
Philip Morris International Inc.	2.375%	8/17/22	8,916	8,554
Philip Morris International Inc.	2.500%	8/22/22	8,495	8,194
Philip Morris International Inc.	2.500%	11/2/22	10,334	9,940
Philip Morris International Inc.	2.625%	3/6/23	13,260	12,773
Philip Morris International Inc.	2.125%	5/10/23	10,644	9,986
1 Procter & Gamble - Esop	9.360%	1/1/21	850	919
Procter & Gamble Co.	1.750%	10/25/19	9,875	9,768
Procter & Gamble Co.	1.900%	11/1/19	13,810	13,687
Procter & Gamble Co.	1.900%	10/23/20	11,550	11,323
Procter & Gamble Co.	1.850%	2/2/21	16,905	16,505
Procter & Gamble Co.	1.700%	11/3/21	9,500	9,145
Procter & Gamble Co.	2.300%	2/6/22	16,938	16,563
Procter & Gamble Co.	2.150%	8/11/22	1,476	1,430
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,468
Quest Diagnostics Inc.	2.500%	3/30/20	5,805	5,747
Quest Diagnostics Inc.	4.700%	4/1/21	3,925	4,063
Reynolds American Inc.	8.125%	6/23/19	7,404	7,788
Reynolds American Inc.	6.875%	5/1/20	7,752	8,265
Reynolds American Inc.	3.250%	6/12/20	14,048	14,046
Reynolds American Inc.	4.000%	6/12/22	8,725	8,819
Sanofi	4.000%	3/29/21	28,862	29,732
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	49,741	49,029
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	44,137	42,491
SSM Health Care Corp.	3.688%	6/1/23	2,050	2,058
Stryker Corp.	4.375%	1/15/20	4,200	4,294
Stryker Corp.	2.625%	3/15/21	21,740	21,445
Sysco Corp.	2.600%	10/1/20	4,046	4,015
Sysco Corp.	2.500%	7/15/21	6,624	6,492
Sysco Corp.	2.600%	6/12/22	7,575	7,366
The Kroger Co.	1.500%	9/30/19	7,514	7,372
The Kroger Co.	6.150%	1/15/20	6,877	7,211
The Kroger Co.	3.300%	1/15/21	15,256	15,272
The Kroger Co.	2.600%	2/1/21	7,605	7,469
The Kroger Co.	3.400%	4/15/22	6,700	6,690
The Kroger Co.	2.800%	8/1/22	950	921
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,275	1,315
Thermo Fisher Scientific Inc.	4.500%	3/1/21	14,378	14,907
Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,245	8,317
Thermo Fisher Scientific Inc.	3.300%	2/15/22	14,205	14,166
Thermo Fisher Scientific Inc.	3.150%	1/15/23	10,096	9,930
Thermo Fisher Scientific Inc.	3.000%	4/15/23	14,825	14,464
Tupperware Brands Corp.	4.750%	6/1/21	6,300	6,440
Tyson Foods Inc.	2.650%	8/15/19	7,197	7,181
Tyson Foods Inc.	2.250%	8/23/21	7,190	6,930
Tyson Foods Inc.	4.500%	6/15/22	15,245	15,779
Unilever Capital Corp.	1.800%	5/5/20	7,611	7,469
Unilever Capital Corp.	2.100%	7/30/20	13,020	12,826
Unilever Capital Corp.	4.250%	2/10/21	13,963	14,399
Unilever Capital Corp.	1.375%	7/28/21	6,190	5,879

Unilever Capital Corp.	2.200%	5/5/22	11,300	10,915
Unilever Capital Corp.	3.125%	3/22/23	7,000	6,965
Whirlpool Corp.	4.850%	6/15/21	4,223	4,396
Whirlpool Corp.	4.700%	6/1/22	3,675	3,830
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	4,025	4,112
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	29,257	29,021
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,400	2,388
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	12,593	12,370
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,000	2,987
Zoetis Inc.	3.450%	11/13/20	7,116	7,161
Zoetis Inc.	3.250%	2/1/23	18,603	18,397

Energy (7.0%)
Anadarko Petroleum Corp.	6.950%	6/15/19	1,175	1,218
Anadarko Petroleum Corp.	4.850%	3/15/21	10,180	10,522
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	5.500%	10/15/19	2,875	2,953
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	3.500%	12/1/22	4,975	4,888
Apache Corp.	3.625%	2/1/21	10,150	10,210
Apache Corp.	3.250%	4/15/22	9,455	9,343
Apache Corp.	2.625%	1/15/23	5,175	4,945
Baker Hughes a GE Co. LLC	3.200%	8/15/21	7,983	8,000
Baker Hughes a GE Co. LLC / Baker Hughes Co-
Obligor Inc.	2.773%	12/15/22	18,950	18,464
Boardwalk Pipelines LP	5.750%	9/15/19	3,660	3,765
Boardwalk Pipelines LP	3.375%	2/1/23	5,425	5,253
BP Capital Markets plc	1.768%	9/19/19	8,815	8,704
BP Capital Markets plc	2.521%	1/15/20	18,541	18,455
BP Capital Markets plc	2.315%	2/13/20	27,737	27,494
BP Capital Markets plc	4.500%	10/1/20	16,579	17,160
BP Capital Markets plc	4.742%	3/11/21	14,843	15,481
BP Capital Markets plc	2.112%	9/16/21	3,439	3,331
BP Capital Markets plc	3.561%	11/1/21	16,556	16,779
BP Capital Markets plc	3.062%	3/17/22	8,126	8,095
BP Capital Markets plc	3.245%	5/6/22	27,186	27,181
BP Capital Markets plc	2.520%	9/19/22	9,400	9,105
BP Capital Markets plc	2.500%	11/6/22	13,275	12,841
BP Capital Markets plc	2.750%	5/10/23	30,034	29,168
Buckeye Partners LP	4.875%	2/1/21	9,433	9,630
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,575	5,574
Canadian Natural Resources Ltd.	2.950%	1/15/23	17,292	16,789
Cenovus Energy Inc.	5.700%	10/15/19	22,275	22,915
Cenovus Energy Inc.	3.000%	8/15/22	6,200	5,960
Chevron Corp.	2.193%	11/15/19	8,020	7,952
Chevron Corp.	1.961%	3/3/20	27,781	27,467
Chevron Corp.	1.991%	3/3/20	6,861	6,783
Chevron Corp.	2.427%	6/24/20	4,225	4,198
Chevron Corp.	2.419%	11/17/20	16,814	16,637
Chevron Corp.	2.100%	5/16/21	23,732	23,225
Chevron Corp.	2.411%	3/3/22	16,400	16,043
Chevron Corp.	2.498%	3/3/22	6,555	6,407
Chevron Corp.	2.355%	12/5/22	29,549	28,571
Chevron Corp.	2.566%	5/16/23	4,425	4,294
Columbia Pipeline Group Inc.	3.300%	6/1/20	8,755	8,734
ConocoPhillips Co.	2.400%	12/15/22	10,740	10,411
Continental Resources Inc.	4.500%	4/15/23	23,600	24,042

Devon Energy Corp.	4.000%	7/15/21	6,892	6,979
Devon Energy Corp.	3.250%	5/15/22	12,895	12,730
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	10,300	10,203
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,925	7,846
Enbridge Energy Partners LP	5.200%	3/15/20	7,942	8,199
Enbridge Energy Partners LP	4.375%	10/15/20	8,410	8,578
Enbridge Energy Partners LP	4.200%	9/15/21	7,875	7,974
Enbridge Inc.	2.900%	7/15/22	11,950	11,602
Encana Corp.	3.900%	11/15/21	7,264	7,316
Energy Transfer LP	4.150%	10/1/20	4,573	4,641
Energy Transfer LP	4.650%	6/1/21	17,449	17,860
Energy Transfer LP	5.200%	2/1/22	11,267	11,742
Energy Transfer LP	3.600%	2/1/23	15,220	14,862
Enterprise Products Operating LLC	2.550%	10/15/19	15,798	15,696
Enterprise Products Operating LLC	5.250%	1/31/20	8,149	8,444
Enterprise Products Operating LLC	5.200%	9/1/20	7,755	8,102
Enterprise Products Operating LLC	2.800%	2/15/21	7,875	7,794
Enterprise Products Operating LLC	2.850%	4/15/21	9,472	9,387
Enterprise Products Operating LLC	4.050%	2/15/22	7,068	7,224
Enterprise Products Operating LLC	3.350%	3/15/23	23,875	23,677
1 Enterprise Products Operating LLC	4.875%	8/16/77	4,250	4,059
EOG Resources Inc.	5.625%	6/1/19	17,783	18,247
EOG Resources Inc.	2.450%	4/1/20	7,415	7,359
EOG Resources Inc.	4.400%	6/1/20	7,750	7,942
EOG Resources Inc.	4.100%	2/1/21	4,675	4,779
EOG Resources Inc.	2.625%	3/15/23	13,075	12,587
EQT Corp.	8.125%	6/1/19	5,975	6,265
EQT Corp.	2.500%	10/1/20	8,000	7,818
EQT Corp.	4.875%	11/15/21	6,472	6,697
EQT Corp.	3.000%	10/1/22	11,850	11,443
Exxon Mobil Corp.	1.912%	3/6/20	27,225	26,877
Exxon Mobil Corp.	2.222%	3/1/21	28,601	28,167
Exxon Mobil Corp.	2.397%	3/6/22	15,456	15,141
Exxon Mobil Corp.	2.726%	3/1/23	14,850	14,546
Halliburton Co.	3.250%	11/15/21	4,447	4,440
Husky Energy Inc.	6.150%	6/15/19	1,535	1,587
Husky Energy Inc.	7.250%	12/15/19	9,146	9,705
Husky Energy Inc.	3.950%	4/15/22	7,884	7,999
Kinder Morgan Energy Partners LP	6.850%	2/15/20	6,850	7,243
Kinder Morgan Energy Partners LP	6.500%	4/1/20	8,270	8,724
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,855	6,089
Kinder Morgan Energy Partners LP	3.500%	3/1/21	13,151	13,179
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,287
Kinder Morgan Energy Partners LP	5.000%	10/1/21	13,287	13,802
Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,400	3,441
Kinder Morgan Energy Partners LP	3.950%	9/1/22	11,800	11,855
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,659	5,536
Kinder Morgan Inc.	3.050%	12/1/19	27,370	27,363
Kinder Morgan Inc.	6.500%	9/15/20	3,878	4,130
Kinder Morgan Inc.	3.150%	1/15/23	11,160	10,796
Magellan Midstream Partners LP	6.550%	7/15/19	6,696	6,946
Magellan Midstream Partners LP	4.250%	2/1/21	4,056	4,141
Marathon Oil Corp.	2.700%	6/1/20	9,660	9,539
Marathon Oil Corp.	2.800%	11/1/22	16,319	15,624
Marathon Petroleum Corp.	3.400%	12/15/20	13,392	13,438
Marathon Petroleum Corp.	5.125%	3/1/21	11,189	11,717
MPLX LP	5.500%	2/15/23	638	652

MPLX LP	3.375%	3/15/23	4,000	3,933
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,604
National Fuel Gas Co.	4.900%	12/1/21	5,589	5,792
National Fuel Gas Co.	3.750%	3/1/23	8,025	7,953
National Oilwell Varco Inc.	2.600%	12/1/22	16,913	16,089
Noble Energy Inc.	4.150%	12/15/21	14,104	14,382
Occidental Petroleum Corp.	4.100%	2/1/21	16,048	16,472
Occidental Petroleum Corp.	3.125%	2/15/22	10,935	10,918
Occidental Petroleum Corp.	2.600%	4/15/22	10,420	10,180
Occidental Petroleum Corp.	2.700%	2/15/23	14,377	13,992
ONEOK Inc.	4.250%	2/1/22	10,083	10,285
ONEOK Partners LP	3.375%	10/1/22	14,990	14,838
Petro-Canada	9.250%	10/15/21	2,795	3,295
Phillips 66	4.300%	4/1/22	28,035	29,004
Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,033
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,551
Pioneer Natural Resources Co.	3.450%	1/15/21	7,665	7,701
Pioneer Natural Resources Co.	3.950%	7/15/22	8,811	8,901
Plains All American Pipeline LP / PAA Finance
Corp.	2.600%	12/15/19	2,960	2,931
Plains All American Pipeline LP / PAA Finance
Corp.	5.750%	1/15/20	9,652	10,013
Plains All American Pipeline LP / PAA Finance
Corp.	5.000%	2/1/21	7,859	8,083
Plains All American Pipeline LP / PAA Finance
Corp.	3.650%	6/1/22	6,191	6,104
Plains All American Pipeline LP / PAA Finance
Corp.	2.850%	1/31/23	4,800	4,542
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.750%	9/1/20	4,746	4,953
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.875%	3/1/22	16,026	17,008
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.000%	10/1/22	7,150	7,418
Sabine Pass Liquefaction LLC	5.625%	2/1/21	34,260	35,956
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,290	15,397
Sabine Pass Liquefaction LLC	5.625%	4/15/23	16,975	18,142
Shell International Finance BV	1.375%	9/12/19	18,900	18,592
Shell International Finance BV	4.300%	9/22/19	23,873	24,385
Shell International Finance BV	4.375%	3/25/20	10,935	11,235
Shell International Finance BV	2.125%	5/11/20	34,079	33,663
Shell International Finance BV	2.250%	11/10/20	17,918	17,680
Shell International Finance BV	1.875%	5/10/21	33,033	32,026
Shell International Finance BV	1.750%	9/12/21	11,118	10,682
Shell International Finance BV	2.375%	8/21/22	16,212	15,695
Shell International Finance BV	2.250%	1/6/23	12,801	12,281
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	3,120	3,194
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	12,966	13,205
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,200	3,278
TC Pipelines LP	4.650%	6/15/21	2,608	2,654
Total Capital International SA	2.100%	6/19/19	18,481	18,389
Total Capital International SA	2.750%	6/19/21	13,181	13,071
Total Capital International SA	2.875%	2/17/22	11,530	11,428
Total Capital International SA	2.700%	1/25/23	15,409	14,986
Total Capital SA	4.450%	6/24/20	17,430	17,976
Total Capital SA	4.125%	1/28/21	9,330	9,598

Total Capital SA	4.250%	12/15/21	1,950	2,023
TransCanada PipeLines Ltd.	2.125%	11/15/19	4,356	4,307
TransCanada PipeLines Ltd.	3.800%	10/1/20	16,755	17,005
TransCanada PipeLines Ltd.	2.500%	8/1/22	24,970	24,087
Valero Energy Corp.	6.125%	2/1/20	10,496	10,993
Western Gas Partners LP	5.375%	6/1/21	5,652	5,874
Western Gas Partners LP	4.000%	7/1/22	9,056	9,009
Williams Partners LP	5.250%	3/15/20	22,759	23,528
Williams Partners LP	4.125%	11/15/20	7,212	7,349
Williams Partners LP	4.000%	11/15/21	7,607	7,710
Williams Partners LP	3.600%	3/15/22	13,751	13,698
Williams Partners LP	3.350%	8/15/22	16,885	16,567

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,068
Cintas Corp. No 2	2.900%	4/1/22	7,250	7,121
Cintas Corp. No 2	3.250%	6/1/22	3,225	3,195
Fluor Corp.	3.375%	9/15/21	5,000	5,007

Technology (8.7%)
Adobe Systems Inc.	4.750%	2/1/20	9,910	10,244
Alphabet Inc.	3.625%	5/19/21	5,630	5,781
Amphenol Corp.	2.200%	4/1/20	10,178	10,037
Amphenol Corp.	3.125%	9/15/21	470	465
Amphenol Corp.	4.000%	2/1/22	5,310	5,388
Analog Devices Inc.	2.850%	3/12/20	10,000	9,978
Analog Devices Inc.	2.500%	12/5/21	6,420	6,237
Apple Inc.	1.100%	8/2/19	16,555	16,295
Apple Inc.	1.500%	9/12/19	6,800	6,717
Apple Inc.	1.800%	11/13/19	14,400	14,263
Apple Inc.	1.550%	2/7/20	21,897	21,530
Apple Inc.	1.900%	2/7/20	17,276	17,082
Apple Inc.	2.000%	5/6/20	23,241	22,978
Apple Inc.	1.800%	5/11/20	17,300	17,028
Apple Inc.	2.000%	11/13/20	7,000	6,880
Apple Inc.	2.250%	2/23/21	31,133	30,697
Apple Inc.	2.850%	5/6/21	32,275	32,322
Apple Inc.	1.550%	8/4/21	16,087	15,445
Apple Inc.	2.150%	2/9/22	24,254	23,574
Apple Inc.	2.500%	2/9/22	22,571	22,211
Apple Inc.	2.300%	5/11/22	20,690	20,171
Apple Inc.	2.700%	5/13/22	19,462	19,268
Apple Inc.	2.100%	9/12/22	6,200	5,968
Apple Inc.	2.400%	1/13/23	12,125	11,743
Apple Inc.	2.850%	2/23/23	24,047	23,764
Apple Inc.	2.400%	5/3/23	70,000	67,628
Applied Materials Inc.	2.625%	10/1/20	5,386	5,354
Applied Materials Inc.	4.300%	6/15/21	11,280	11,686
Arrow Electronics Inc.	3.500%	4/1/22	4,706	4,640
Arrow Electronics Inc.	4.500%	3/1/23	4,000	4,047
Autodesk Inc.	3.125%	6/15/20	5,000	4,995
Autodesk Inc.	3.600%	12/15/22	3,043	3,032
Avnet Inc.	5.875%	6/15/20	4,139	4,315
Avnet Inc.	3.750%	12/1/21	5,175	5,153
Avnet Inc.	4.875%	12/1/22	5,300	5,452
Baidu Inc.	2.750%	6/9/19	10,191	10,138
Baidu Inc.	3.000%	6/30/20	6,550	6,485

Baidu Inc.	2.875%	7/6/22	16,375	15,700
Baidu Inc.	3.500%	11/28/22	10,199	10,004
Broadcom Corp.	2.500%	8/15/22	500	471
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	41,490	40,983
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	11,250	10,957
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	50,867	49,605
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	11,325	10,769
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,975	3,016
CA Inc.	5.375%	12/1/19	9,525	9,821
CA Inc.	3.600%	8/1/20	3,369	3,386
CA Inc.	3.600%	8/15/22	7,150	7,150
Cisco Systems Inc.	1.400%	9/20/19	12,658	12,469
Cisco Systems Inc.	4.450%	1/15/20	36,808	37,866
Cisco Systems Inc.	2.450%	6/15/20	18,455	18,362
Cisco Systems Inc.	2.200%	2/28/21	31,987	31,433
Cisco Systems Inc.	2.900%	3/4/21	8,850	8,850
Cisco Systems Inc.	1.850%	9/20/21	32,745	31,604
Cisco Systems Inc.	3.000%	6/15/22	2,510	2,503
Cisco Systems Inc.	2.600%	2/28/23	9,090	8,885
Corning Inc.	4.250%	8/15/20	2,000	2,038
Corning Inc.	2.900%	5/15/22	4,150	4,054
2 Diamond 1 Finance Corp. / Diamond 2 Finance
Corp.	3.480%	6/1/19	50,627	50,874
2 Diamond 1 Finance Corp. / Diamond 2 Finance
Corp.	4.420%	6/15/21	69,906	71,140
DXC Technology Co.	2.875%	3/27/20	9,945	9,883
Equifax Inc.	2.300%	6/1/21	5,475	5,277
Equifax Inc.	3.600%	8/15/21	4,000	4,009
Equifax Inc.	3.300%	12/15/22	4,395	4,306
Fidelity National Information Services Inc.	3.625%	10/15/20	16,392	16,576
Fidelity National Information Services Inc.	2.250%	8/15/21	7,783	7,512
Fidelity National Information Services Inc.	4.500%	10/15/22	3,476	3,593
Fidelity National Information Services Inc.	3.500%	4/15/23	9,876	9,789
Fiserv Inc.	2.700%	6/1/20	15,973	15,873
Fiserv Inc.	4.625%	10/1/20	5,524	5,703
Fiserv Inc.	4.750%	6/15/21	1,075	1,122
Fiserv Inc.	3.500%	10/1/22	12,354	12,339
Flex Ltd.	4.625%	2/15/20	5,200	5,286
Flex Ltd.	5.000%	2/15/23	8,385	8,636
Hewlett Packard Enterprise Co.	3.600%	10/15/20	47,131	47,526
Hewlett Packard Enterprise Co.	4.400%	10/15/22	19,837	20,448
HP Inc.	3.750%	12/1/20	1,655	1,676
HP Inc.	4.375%	9/15/21	19,466	20,076
HP Inc.	4.650%	12/9/21	5,000	5,201
HP Inc.	4.050%	9/15/22	7,125	7,268
IBM Credit LLC	1.625%	9/6/19	12,400	12,240
IBM Credit LLC	1.800%	1/20/21	8,500	8,257
IBM Credit LLC	2.650%	2/5/21	14,000	13,890
IBM Credit LLC	2.200%	9/8/22	4,425	4,248
IBM Credit LLC	3.000%	2/6/23	10,500	10,342
Intel Corp.	1.850%	5/11/20	14,165	13,969
Intel Corp.	2.450%	7/29/20	27,004	26,820
Intel Corp.	1.700%	5/19/21	10,498	10,141

Intel Corp.	3.300%	10/1/21	18,470	18,698
Intel Corp.	2.350%	5/11/22	8,150	7,943
Intel Corp.	3.100%	7/29/22	13,668	13,678
Intel Corp.	2.700%	12/15/22	20,365	20,049
International Business Machines Corp.	8.375%	11/1/19	5,256	5,663
International Business Machines Corp.	1.900%	1/27/20	11,950	11,801
International Business Machines Corp.	1.625%	5/15/20	23,058	22,549
International Business Machines Corp.	2.250%	2/19/21	11,907	11,686
International Business Machines Corp.	2.900%	11/1/21	6,705	6,639
International Business Machines Corp.	2.500%	1/27/22	14,015	13,732
International Business Machines Corp.	1.875%	8/1/22	3,241	3,079
International Business Machines Corp.	2.875%	11/9/22	10,325	10,179
International Business Machines Corp.	3.375%	8/1/23	4,905	4,918
Jabil Inc.	5.625%	12/15/20	3,500	3,661
Jabil Inc.	4.700%	9/15/22	5,125	5,263
Juniper Networks Inc.	3.300%	6/15/20	3,150	3,142
Juniper Networks Inc.	4.600%	3/15/21	2,155	2,224
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,795
KLA-Tencor Corp.	4.125%	11/1/21	6,658	6,784
Lam Research Corp.	2.750%	3/15/20	6,130	6,107
Lam Research Corp.	2.800%	6/15/21	12,038	11,904
Maxim Integrated Products Inc.	3.375%	3/15/23	4,512	4,456
Microsoft Corp.	4.200%	6/1/19	13,565	13,791
Microsoft Corp.	1.100%	8/8/19	36,202	35,622
Microsoft Corp.	1.850%	2/6/20	21,220	20,982
Microsoft Corp.	1.850%	2/12/20	21,385	21,129
Microsoft Corp.	3.000%	10/1/20	18,431	18,593
Microsoft Corp.	2.000%	11/3/20	22,518	22,184
Microsoft Corp.	4.000%	2/8/21	753	777
Microsoft Corp.	1.550%	8/8/21	37,032	35,603
Microsoft Corp.	2.400%	2/6/22	25,180	24,736
Microsoft Corp.	2.375%	2/12/22	24,699	24,231
Microsoft Corp.	2.650%	11/3/22	12,901	12,721
Microsoft Corp.	2.125%	11/15/22	8,973	8,659
Microsoft Corp.	2.375%	5/1/23	13,500	13,076
Motorola Solutions Inc.	3.500%	9/1/21	4,710	4,679
Motorola Solutions Inc.	3.750%	5/15/22	11,113	11,049
Motorola Solutions Inc.	3.500%	3/1/23	8,000	7,795
NetApp Inc.	2.000%	9/27/19	7,150	7,060
NetApp Inc.	3.375%	6/15/21	5,925	5,889
NVIDIA Corp.	2.200%	9/16/21	14,860	14,469
Oracle Corp.	5.000%	7/8/19	18,834	19,341
Oracle Corp.	2.250%	10/8/19	29,459	29,351
Oracle Corp.	3.875%	7/15/20	14,228	14,587
Oracle Corp.	2.800%	7/8/21	21,512	21,406
Oracle Corp.	1.900%	9/15/21	58,124	56,197
Oracle Corp.	2.500%	5/15/22	33,631	32,875
Oracle Corp.	2.500%	10/15/22	35,354	34,452
Oracle Corp.	2.625%	2/15/23	15,825	15,444
QUALCOMM Inc.	1.850%	5/20/19	16,750	16,760
QUALCOMM Inc.	2.100%	5/20/20	21,090	21,063
QUALCOMM Inc.	2.250%	5/20/20	25,985	25,603
QUALCOMM Inc.	3.000%	5/20/22	20,421	20,076
QUALCOMM Inc.	2.600%	1/30/23	21,037	20,116
salesforce.com Inc.	3.250%	4/11/23	13,670	13,627
Seagate HDD Cayman	4.250%	3/1/22	12,250	12,097
Tech Data Corp.	3.700%	2/15/22	6,855	6,766

Texas Instruments Inc.	1.650%	8/3/19	7,601	7,515
Texas Instruments Inc.	1.750%	5/1/20	3,158	3,102
Texas Instruments Inc.	2.750%	3/12/21	12,050	12,031
Texas Instruments Inc.	1.850%	5/15/22	4,102	3,900
Texas Instruments Inc.	2.250%	5/1/23	4,710	4,490
Total System Services Inc.	3.800%	4/1/21	10,194	10,232
Total System Services Inc.	4.000%	6/1/23	6,000	6,040
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,091
Tyco Electronics Group SA	4.875%	1/15/21	180	187
Tyco Electronics Group SA	3.500%	2/3/22	8,997	9,062
Verisk Analytics Inc.	5.800%	5/1/21	6,089	6,485
Verisk Analytics Inc.	4.125%	9/12/22	5,822	5,947
VMware Inc.	2.300%	8/21/20	18,420	17,984
VMware Inc.	2.950%	8/21/22	22,122	21,262
Xerox Corp.	5.625%	12/15/19	6,725	6,934
Xerox Corp.	2.800%	5/15/20	3,100	3,057
Xerox Corp.	3.500%	8/20/20	300	300
Xerox Corp.	2.750%	9/1/20	4,865	4,779
Xerox Corp.	4.500%	5/15/21	18,713	19,013
Xerox Corp.	3.625%	3/15/23	14,040	13,548
Xilinx Inc.	3.000%	3/15/21	7,416	7,362

Transportation (1.4%)
1 American Airlines 2013-2 Class A Pass Through
Trust	4.950%	7/15/24	10,311	10,644
Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,884	3,981
Burlington Northern Santa Fe LLC	3.450%	9/15/21	7,034	7,119
Burlington Northern Santa Fe LLC	3.050%	3/15/22	10,063	10,059
Burlington Northern Santa Fe LLC	3.050%	9/1/22	11,450	11,373
Burlington Northern Santa Fe LLC	3.000%	3/15/23	9,975	9,817
Canadian National Railway Co.	2.400%	2/3/20	4,000	3,975
Canadian National Railway Co.	2.850%	12/15/21	4,425	4,386
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,651
Canadian Pacific Railway Co.	4.450%	3/15/23	4,365	4,544
1 Continental Airlines 2007-1 Class A Pass Through
Trust	5.983%	10/19/23	4,997	5,284
1 Continental Airlines 2009-2 Class A Pass Through
Trust	7.250%	5/10/21	2,306	2,410
1 Continental Airlines 2010-1 Class A Pass Through
Trust	4.750%	7/12/22	1,716	1,757
CSX Corp.	3.700%	10/30/20	4,632	4,695
CSX Corp.	4.250%	6/1/21	5,865	6,040
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	4,290	4,712
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	1,491	1,569
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,066	1,079
1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,164	1,189
Delta Air Lines Inc.	2.875%	3/13/20	5,150	5,117
Delta Air Lines Inc.	2.600%	12/4/20	14,900	14,635
Delta Air Lines Inc.	3.400%	4/19/21	8,200	8,209
Delta Air Lines Inc.	3.625%	3/15/22	13,900	13,791
Delta Air Lines Inc.	3.800%	4/19/23	8,000	7,940
FedEx Corp.	2.300%	2/1/20	2,615	2,585
FedEx Corp.	2.625%	8/1/22	7,750	7,522

JB Hunt Transport Services Inc.	3.300%	8/15/22	4,900	4,836
Norfolk Southern Corp.	5.900%	6/15/19	6,915	7,131
Norfolk Southern Corp.	3.250%	12/1/21	10,314	10,321
Norfolk Southern Corp.	3.000%	4/1/22	6,175	6,102
Norfolk Southern Corp.	2.903%	2/15/23	9,806	9,603
Norfolk Southern Railway Co.	9.750%	6/15/20	1,980	2,237
1 Northwest Airlines 2007-1 Class A Pass Through
Trust	7.027%	5/1/21	1,415	1,479
Ryder System Inc.	2.550%	6/1/19	6,230	6,209
Ryder System Inc.	2.450%	9/3/19	7,340	7,291
Ryder System Inc.	2.650%	3/2/20	7,000	6,950
Ryder System Inc.	2.500%	5/11/20	5,100	5,030
Ryder System Inc.	2.875%	9/1/20	4,896	4,859
Ryder System Inc.	2.250%	9/1/21	4,490	4,333
Ryder System Inc.	3.450%	11/15/21	250	250
Ryder System Inc.	2.800%	3/1/22	8,125	7,963
Ryder System Inc.	2.500%	9/1/22	2,275	2,187
Ryder System Inc.	3.400%	3/1/23	4,650	4,618
Southwest Airlines Co.	2.750%	11/6/19	4,040	4,029
Southwest Airlines Co.	2.650%	11/5/20	5,609	5,559
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,560
Union Pacific Corp.	2.250%	6/19/20	4,300	4,245
Union Pacific Corp.	4.000%	2/1/21	6,854	7,007
Union Pacific Corp.	4.163%	7/15/22	8,905	9,223
Union Pacific Corp.	2.950%	1/15/23	5,467	5,395
Union Pacific Corp.	2.750%	4/15/23	2,125	2,071
United Parcel Service Inc.	3.125%	1/15/21	16,591	16,709
United Parcel Service Inc.	2.050%	4/1/21	10,325	10,089
United Parcel Service Inc.	2.350%	5/16/22	12,112	11,790
United Parcel Service Inc.	2.450%	10/1/22	12,744	12,386
United Parcel Service Inc.	2.500%	4/1/23	18,650	17,976
United Parcel Service of America Inc.	8.375%	4/1/20	2,515	2,757
				14,088,036
Utilities (4.2%)
Electric (3.9%)
AEP Texas Inc.	2.400%	10/1/22	5,375	5,144
Alabama Power Co.	3.375%	10/1/20	745	751
Alabama Power Co.	2.450%	3/30/22	8,425	8,161
Ameren Corp.	2.700%	11/15/20	7,352	7,263
Ameren Illinois Co.	2.700%	9/1/22	6,835	6,663
American Electric Power Co. Inc.	2.150%	11/13/20	6,840	6,689
American Electric Power Co. Inc.	2.950%	12/15/22	5,751	5,624
Appalachian Power Co.	4.600%	3/30/21	4,500	4,647
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,347	5,387
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,030	4,986
Berkshire Hathaway Energy Co.	2.375%	1/15/21	6,330	6,211
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,900	5,755
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	8,000	7,699
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,887	2,767
CenterPoint Energy Inc.	2.500%	9/1/22	7,675	7,366
CMS Energy Corp.	8.750%	6/15/19	3,445	3,641
CMS Energy Corp.	6.250%	2/1/20	2,775	2,910
CMS Energy Corp.	5.050%	3/15/22	4,200	4,409
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,682
Commonwealth Edison Co.	3.400%	9/1/21	7,100	7,148
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,750	2,829
Consolidated Edison Inc.	2.000%	3/15/20	8,284	8,139

Consolidated Edison Inc.	2.000%	5/15/21	10,250	9,891
Constellation Energy Group Inc.	5.150%	12/1/20	6,782	7,054
Consumers Energy Co.	6.700%	9/15/19	5,313	5,554
Consumers Energy Co.	5.650%	4/15/20	2,875	3,015
Consumers Energy Co.	2.850%	5/15/22	5,444	5,360
Dominion Energy Inc.	2.962%	7/1/19	9,875	9,881
Dominion Energy Inc.	1.600%	8/15/19	4,837	4,758
Dominion Energy Inc.	5.200%	8/15/19	6,285	6,445
Dominion Energy Inc.	2.500%	12/1/19	8,271	8,205
Dominion Energy Inc.	2.579%	7/1/20	15,001	14,792
Dominion Energy Inc.	4.450%	3/15/21	8,809	9,041
Dominion Energy Inc.	4.104%	4/1/21	5,350	5,436
Dominion Energy Inc.	2.000%	8/15/21	6,545	6,241
Dominion Energy Inc.	2.750%	1/15/22	4,250	4,127
Dominion Energy Inc.	2.750%	9/15/22	750	725
DTE Electric Co.	3.450%	10/1/20	5,050	5,101
DTE Energy Co.	1.500%	10/1/19	5,120	5,019
DTE Energy Co.	2.400%	12/1/19	7,920	7,839
DTE Energy Co.	3.300%	6/15/22	2,000	1,982
Duke Energy Carolinas LLC	4.300%	6/15/20	3,325	3,412
Duke Energy Carolinas LLC	3.900%	6/15/21	5,725	5,854
Duke Energy Carolinas LLC	2.500%	3/15/23	7,229	6,994
Duke Energy Carolinas LLC	3.050%	3/15/23	7,000	6,929
Duke Energy Corp.	5.050%	9/15/19	7,970	8,173
Duke Energy Corp.	1.800%	9/1/21	15,420	14,715
Duke Energy Corp.	3.550%	9/15/21	7,805	7,868
Duke Energy Corp.	2.400%	8/15/22	7,700	7,401
Duke Energy Corp.	3.050%	8/15/22	7,118	7,024
1 Duke Energy Florida LLC	2.100%	12/15/19	3,281	3,261
Duke Energy Florida LLC	3.100%	8/15/21	2,925	2,929
Duke Energy Indiana LLC	3.750%	7/15/20	2,350	2,388
Duke Energy Ohio Inc.	5.450%	4/1/19	3,625	3,707
Duke Energy Progress Llc	3.000%	9/15/21	2,950	2,939
Duke Energy Progress Llc	2.800%	5/15/22	7,600	7,485
Edison International	2.125%	4/15/20	7,550	7,407
Edison International	2.400%	9/15/22	5,375	5,177
Edison International	2.950%	3/15/23	3,500	3,371
Emera US Finance LP	2.150%	6/15/19	6,944	6,887
Emera US Finance LP	2.700%	6/15/21	10,820	10,561
Entergy Arkansas Inc.	3.750%	2/15/21	4,592	4,655
Entergy Corp.	5.125%	9/15/20	3,825	3,962
Entergy Corp.	4.000%	7/15/22	10,674	10,824
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	3,883
Eversource Energy	4.500%	11/15/19	2,932	2,993
Eversource Energy	2.500%	3/15/21	7,325	7,192
Eversource Energy	2.750%	3/15/22	8,550	8,345
Eversource Energy	2.800%	5/1/23	7,525	7,276
Exelon Corp.	2.850%	6/15/20	13,745	13,660
Exelon Corp.	2.450%	4/15/21	4,100	3,998
Exelon Corp.	3.497%	6/1/22	11,545	11,434
Exelon Generation Co. LLC	5.200%	10/1/19	9,610	9,866
Exelon Generation Co. LLC	2.950%	1/15/20	20,488	20,444
Exelon Generation Co. LLC	4.000%	10/1/20	10,371	10,553
Exelon Generation Co. LLC	3.400%	3/15/22	6,250	6,210
Exelon Generation Co. LLC	4.250%	6/15/22	7,474	7,649
FirstEnergy Corp.	2.850%	7/15/22	9,125	8,825
FirstEnergy Corp.	4.250%	3/15/23	11,750	11,963

Fortis Inc.	2.100%	10/4/21	14,218	13,542
Georgia Power Co.	4.250%	12/1/19	8,775	8,939
Georgia Power Co.	2.000%	3/30/20	8,430	8,196
Georgia Power Co.	2.000%	9/8/20	3,965	3,877
Georgia Power Co.	2.400%	4/1/21	5,058	4,942
Georgia Power Co.	2.850%	5/15/22	3,800	3,734
Great Plains Energy Inc.	4.850%	6/1/21	4,630	4,763
2 ITC Holdings Corp.	2.700%	11/15/22	7,775	7,502
Kansas City Power & Light Co.	3.150%	3/15/23	4,225	4,135
Kentucky Utilities Co.	3.250%	11/1/20	3,925	3,950
LG&E & KU Energy LLC	3.750%	11/15/20	6,400	6,472
LG&E & KU Energy LLC	4.375%	10/1/21	1,575	1,618
National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	5,090	5,005
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	2,415	2,397
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	7,150	7,054
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	4,950	4,892
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	2,859	2,809
National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	6,150	6,119
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	7,487	7,430
National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,930	6,721
National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,150	1,108
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	7,770	7,555
Nevada Power Co.	2.750%	4/15/20	11,000	10,973
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	7,800	7,745
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,909	5,889
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	4,065	4,187
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,425	3,304
Northern States Power Co.	2.200%	8/15/20	3,200	3,148
Northern States Power Co.	2.150%	8/15/22	2,875	2,752
Northern States Power Co.	2.600%	5/15/23	5,660	5,481
NV Energy Inc.	6.250%	11/15/20	3,150	3,378
Ohio Power Co.	5.375%	10/1/21	6,015	6,421
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,599	2,578
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,828	4,953
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	9,161	10,465
Pacific Gas & Electric Co.	3.500%	10/1/20	9,259	9,269
Pacific Gas & Electric Co.	4.250%	5/15/21	4,362	4,438
Pacific Gas & Electric Co.	2.450%	8/15/22	6,235	5,930
PacifiCorp	3.850%	6/15/21	4,502	4,598
PacifiCorp	2.950%	2/1/22	6,387	6,348
PECO Energy Co.	1.700%	9/15/21	4,225	4,034
PECO Energy Co.	2.375%	9/15/22	1,875	1,814
Pennsylvania Electric Co.	5.200%	4/1/20	3,725	3,833
Pinnacle West Capital Corp.	2.250%	11/30/20	4,825	4,714
PNM Resources Inc.	3.250%	3/9/21	4,400	4,377
PPL Capital Funding Inc.	4.200%	6/15/22	7,855	8,021
PPL Capital Funding Inc.	3.500%	12/1/22	4,020	3,989
PPL Electric Utilities Corp.	3.000%	9/15/21	4,300	4,284
Progress Energy Inc.	4.875%	12/1/19	6,171	6,328
Progress Energy Inc.	4.400%	1/15/21	4,475	4,582
Progress Energy Inc.	3.150%	4/1/22	5,762	5,682
PSEG Power LLC	5.125%	4/15/20	4,280	4,424
PSEG Power LLC	3.000%	6/15/21	6,977	6,916
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,116
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,187
Public Service Co. of Colorado	2.250%	9/15/22	5,835	5,599
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,414

Public Service Electric & Gas Co.	1.900%	3/15/21	8,350	8,081
Public Service Electric & Gas Co.	2.375%	5/15/23	6,700	6,425
Public Service Enterprise Group Inc.	1.600%	11/15/19	7,450	7,286
Public Service Enterprise Group Inc.	2.000%	11/15/21	3,450	3,290
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,050	3,906
Puget Energy Inc.	6.500%	12/15/20	6,425	6,903
Puget Energy Inc.	6.000%	9/1/21	6,426	6,884
Puget Energy Inc.	5.625%	7/15/22	7,725	8,254
San Diego Gas & Electric Co.	3.000%	8/15/21	3,431	3,409
Southern California Edison Co.	2.900%	3/1/21	8,000	7,967
Southern California Edison Co.	3.875%	6/1/21	4,785	4,886
1 Southern California Edison Co.	1.845%	2/1/22	1,586	1,551
Southern California Edison Co.	2.400%	2/1/22	4,350	4,218
Southern California Edison Co.	3.400%	6/1/23	3,000	2,999
Southern Co.	1.850%	7/1/19	12,820	12,690
Southern Co.	2.150%	9/1/19	5,875	5,828
Southern Co.	2.750%	6/15/20	9,796	9,720
Southern Co.	2.350%	7/1/21	18,599	18,098
1 Southern Co.	5.500%	3/15/57	5,925	6,073
Southern Power Co.	1.950%	12/15/19	8,625	8,482
Southern Power Co.	2.375%	6/1/20	2,460	2,426
Southern Power Co.	2.500%	12/15/21	5,450	5,266
Tampa Electric Co.	5.400%	5/15/21	2,225	2,353
TECO Finance Inc.	5.150%	3/15/20	4,075	4,202
TransAlta Corp.	4.500%	11/15/22	4,244	4,247
UIL Holdings Corp.	4.625%	10/1/20	1,220	1,251
Virginia Electric & Power Co.	5.000%	6/30/19	1,419	1,450
Virginia Electric & Power Co.	2.950%	1/15/22	4,520	4,480
Virginia Electric & Power Co.	3.450%	9/1/22	4,895	4,917
Virginia Electric & Power Co.	2.750%	3/15/23	6,617	6,420
WEC Energy Group Inc.	2.450%	6/15/20	3,813	3,766
Wisconsin Electric Power Co.	2.950%	9/15/21	2,870	2,849
Xcel Energy Inc.	4.700%	5/15/20	4,640	4,752
Xcel Energy Inc.	2.400%	3/15/21	12,995	12,704
Xcel Energy Inc.	2.600%	3/15/22	3,700	3,602

Natural Gas (0.3%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,251	5,383
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,850	3,825
NiSource Finance Corp.	5.450%	9/15/20	4,425	4,637
NiSource Finance Corp.	2.650%	11/17/22	5,150	4,967
Sempra Energy	1.625%	10/7/19	6,918	6,787
Sempra Energy	2.400%	2/1/20	9,450	9,341
Sempra Energy	2.400%	3/15/20	9,969	9,849
Sempra Energy	2.850%	11/15/20	5,572	5,516
Sempra Energy	2.875%	10/1/22	4,743	4,623
Sempra Energy	2.900%	2/1/23	4,775	4,661
Sempra Energy	4.050%	12/1/23	300	305
Southern Co. Gas Capital Corp.	5.250%	8/15/19	2,825	2,895
Southern Co. Gas Capital Corp.	3.500%	9/15/21	5,300	5,287
				1,088,193
Total Corporate Bonds (Cost $26,331,858)				25,886,687

Taxable Municipal Bond (0.0%)
Emory University Georgia GO (Cost $2,072)	5.625%	9/1/19	1,980	2,046
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost $94,228)	1.961%		942,365	94,246
Total Investments (99.4%) (Cost $26,505,562)				26,060,375
Other Assets and Liabilities-Net (0.6%)				168,568
Net Assets (100%)				26,228,943

* Security value determined using significant unobservable inputs.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $324,263,000, representing 1.2% of net assets.
3 Securities with a value of $3,984,000 have been segregated as initial margin for recently closed futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Corporate Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	77,396	—
Corporate Bonds	—	25,878,697	7,990
Taxable Municipal Bonds	—	2,046	—
Temporary Cash Investments	94,246	—	—
Futures Contracts—Assets[1]	1,903	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	96,143	25,958,139	7,990
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At May 31, 2018, the cost of investment securities for tax purposes was $26,507,163,000. Net unrealized depreciation of investment securities for tax purposes was $446,788,000, consisting of unrealized gains of $3,615,000 on securities that had risen in value since their purchase and $450,403,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	2.750%	5/31/23	12,755	12,791
	United States Treasury Note/Bond	2.875%	5/31/25	62,015	62,315
	United States Treasury Note/Bond	2.875%	5/15/28	144,710	144,982
Total U.S. Government and Agency Obligations (Cost $220,418)					220,088
Corporate Bonds (98.0%)
Finance (35.5%)
	Banking (24.1%)
	American Express Co.	3.000%	10/30/24	24,246	23,355
	American Express Co.	3.625%	12/5/24	10,652	10,480
	American Express Credit Corp.	3.300%	5/3/27	24,436	23,486
	Associated Banc-Corp	4.250%	1/15/25	500	505
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	7,350	7,329
	Banco Santander SA	5.179%	11/19/25	16,260	16,216
	Banco Santander SA	4.250%	4/11/27	18,452	17,543
	Banco Santander SA	3.800%	2/23/28	9,565	8,770
	Banco Santander SA	4.379%	4/12/28	18,150	17,440
	Bank of America Corp.	4.100%	7/24/23	27,674	28,293
	Bank of America Corp.	4.125%	1/22/24	30,227	30,877
	Bank of America Corp.	4.000%	4/1/24	31,329	31,737
	Bank of America Corp.	4.200%	8/26/24	34,237	34,481
	Bank of America Corp.	4.000%	1/22/25	31,883	31,510
	Bank of America Corp.	3.950%	4/21/25	37,937	37,145
	Bank of America Corp.	3.875%	8/1/25	6,363	6,316
1	Bank of America Corp.	3.093%	10/1/25	26,225	25,027
1	Bank of America Corp.	3.366%	1/23/26	24,100	23,223
	Bank of America Corp.	4.450%	3/3/26	32,681	32,950
	Bank of America Corp.	3.500%	4/19/26	39,979	38,736
	Bank of America Corp.	6.220%	9/15/26	500	560
	Bank of America Corp.	4.250%	10/22/26	32,269	32,081
	Bank of America Corp.	3.248%	10/21/27	38,314	35,557
	Bank of America Corp.	4.183%	11/25/27	24,384	23,839
1	Bank of America Corp.	3.824%	1/20/28	30,925	30,192
1	Bank of America Corp.	3.705%	4/24/28	27,475	26,448
1	Bank of America Corp.	3.593%	7/21/28	31,900	30,553
	Bank of America Corp.	3.419%	12/20/28	102,394	96,519
1	Bank of America Corp.	3.970%	3/5/29	22,500	22,100
1	Bank of Montreal	3.803%	12/15/32	9,350	8,730
	Bank of New York Mellon Corp.	2.200%	8/16/23	12,402	11,693
	Bank of New York Mellon Corp.	3.650%	2/4/24	11,546	11,669
	Bank of New York Mellon Corp.	3.400%	5/15/24	5,856	5,817
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,028	8,894
	Bank of New York Mellon Corp.	3.000%	2/24/25	10,704	10,241
	Bank of New York Mellon Corp.	3.950%	11/18/25	4,350	4,410
	Bank of New York Mellon Corp.	2.800%	5/4/26	7,090	6,677
	Bank of New York Mellon Corp.	2.450%	8/17/26	11,310	10,315
	Bank of New York Mellon Corp.	3.250%	5/16/27	13,687	13,190
	Bank of New York Mellon Corp.	3.400%	1/29/28	17,330	16,838
1	Bank of New York Mellon Corp.	3.442%	2/7/28	11,670	11,428

Bank of Nova Scotia	4.500%	12/16/25	17,320	17,283
Bank One Corp.	7.625%	10/15/26	7,020	8,560
Bank One Corp.	8.000%	4/29/27	8,810	11,086
Barclays Bank plc	3.750%	5/15/24	1,600	1,575
Barclays plc	3.650%	3/16/25	28,482	26,661
Barclays plc	4.375%	1/12/26	28,608	27,923
Barclays plc	4.337%	1/10/28	11,850	11,271
1 Barclays plc	4.972%	5/16/29	21,900	21,762
BB&T Corp.	2.850%	10/26/24	14,245	13,664
2 BB&T Corp.	3.700%	6/5/25	11,775	11,751
BNP Paribas SA	4.250%	10/15/24	11,568	11,504
BPCE SA	4.000%	4/15/24	19,536	19,617
BPCE SA	3.375%	12/2/26	4,475	4,234
3 BPCE SA	3.250%	1/11/28	3,975	3,675
Branch Banking & Trust Co.	3.625%	9/16/25	18,944	18,744
Branch Banking & Trust Co.	3.800%	10/30/26	9,222	9,220
Capital One Financial Corp.	3.500%	6/15/23	12,157	11,932
Capital One Financial Corp.	3.750%	4/24/24	9,306	9,197
Capital One Financial Corp.	3.300%	10/30/24	18,120	17,282
Capital One Financial Corp.	3.200%	2/5/25	12,170	11,473
Capital One Financial Corp.	4.250%	4/30/25	9,500	9,503
Capital One Financial Corp.	4.200%	10/29/25	20,825	20,422
Capital One Financial Corp.	3.750%	7/28/26	20,215	18,935
Capital One Financial Corp.	3.750%	3/9/27	19,297	18,409
Capital One Financial Corp.	3.800%	1/31/28	17,332	16,422
Citigroup Inc.	3.875%	10/25/23	15,084	15,191
1 Citigroup Inc.	4.044%	6/1/24	16,780	16,928
Citigroup Inc.	3.750%	6/16/24	12,277	12,180
Citigroup Inc.	4.000%	8/5/24	6,950	6,894
Citigroup Inc.	3.875%	3/26/25	18,533	18,089
Citigroup Inc.	3.300%	4/27/25	10,172	9,744
Citigroup Inc.	4.400%	6/10/25	29,372	29,419
Citigroup Inc.	5.500%	9/13/25	21,189	22,730
Citigroup Inc.	3.700%	1/12/26	30,941	30,073
Citigroup Inc.	4.600%	3/9/26	19,219	19,401
Citigroup Inc.	3.400%	5/1/26	26,928	25,607
Citigroup Inc.	3.200%	10/21/26	41,557	38,637
Citigroup Inc.	4.300%	11/20/26	13,376	13,186
Citigroup Inc.	4.450%	9/29/27	51,680	51,083
1 Citigroup Inc.	3.887%	1/10/28	37,275	36,090
Citigroup Inc.	6.625%	1/15/28	825	974
1 Citigroup Inc.	3.668%	7/24/28	31,175	29,736
1 Citigroup Inc.	3.520%	10/27/28	34,895	32,700
1 Citigroup Inc.	4.075%	4/23/29	19,505	19,088
Citizens Financial Group Inc.	4.300%	12/3/25	8,323	8,327
Comerica Bank	4.000%	7/27/25	3,900	3,880
Comerica Inc.	3.800%	7/22/26	159	155
Compass Bank	3.875%	4/10/25	9,173	8,910
Cooperatieve Rabobank UA	4.625%	12/1/23	30,531	30,998
Cooperatieve Rabobank UA	3.375%	5/21/25	10,520	10,228
Cooperatieve Rabobank UA	4.375%	8/4/25	15,683	15,466
Cooperatieve Rabobank UA	3.750%	7/21/26	22,556	21,174
Credit Suisse AG	3.625%	9/9/24	44,063	43,688
3 Credit Suisse Group AG	3.574%	1/9/23	3,250	3,199
3 Credit Suisse Group AG	4.282%	1/9/28	5,300	5,177
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	22,680	22,558
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	24,042	23,139

Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	26,085	26,044
Deutsche Bank AG	3.700%	5/30/24	26,119	24,665
Deutsche Bank AG	4.100%	1/13/26	3,928	3,687
Discover Bank	4.200%	8/8/23	17,566	17,770
Discover Bank	4.250%	3/13/26	3,518	3,478
Discover Bank	3.450%	7/27/26	16,958	15,795
Discover Financial Services	3.950%	11/6/24	3,158	3,107
Discover Financial Services	3.750%	3/4/25	9,949	9,567
Discover Financial Services	4.100%	2/9/27	10,061	9,752
Fifth Third Bancorp	4.300%	1/16/24	10,088	10,313
Fifth Third Bancorp	3.950%	3/14/28	7,670	7,594
Fifth Third Bank	3.850%	3/15/26	8,792	8,680
FirstMerit Bank NA	4.270%	11/25/26	450	449
Goldman Sachs Group Inc.	4.000%	3/3/24	38,658	38,857
Goldman Sachs Group Inc.	3.850%	7/8/24	33,517	33,313
Goldman Sachs Group Inc.	3.500%	1/23/25	40,595	39,143
Goldman Sachs Group Inc.	3.750%	5/22/25	28,296	27,601
1 Goldman Sachs Group Inc.	3.272%	9/29/25	33,875	32,256
Goldman Sachs Group Inc.	4.250%	10/21/25	29,670	29,256
Goldman Sachs Group Inc.	3.750%	2/25/26	22,966	22,232
Goldman Sachs Group Inc.	3.500%	11/16/26	36,722	34,826
Goldman Sachs Group Inc.	5.950%	1/15/27	11,387	12,569
Goldman Sachs Group Inc.	3.850%	1/26/27	34,547	33,382
1 Goldman Sachs Group Inc.	3.691%	6/5/28	24,725	23,445
1 Goldman Sachs Group Inc.	3.814%	4/23/29	22,875	21,799
1 Goldman Sachs Group Inc.	4.223%	5/1/29	36,625	36,069
HSBC Holdings plc	5.100%	4/5/21	—	—
HSBC Holdings plc	4.250%	3/14/24	28,854	28,971
HSBC Holdings plc	4.250%	8/18/25	26,049	25,630
HSBC Holdings plc	4.300%	3/8/26	42,690	42,959
HSBC Holdings plc	3.900%	5/25/26	34,629	33,878
HSBC Holdings plc	4.375%	11/23/26	18,228	17,976
1 HSBC Holdings plc	4.041%	3/13/28	31,720	31,028
HSBC USA Inc.	3.500%	6/23/24	8,935	8,778
Huntington Bancshares Inc.	4.000%	5/15/25	6,000	6,024
ING Groep NV	3.950%	3/29/27	20,500	20,090
Intesa Sanpaolo SPA	5.250%	1/12/24	7,502	7,523
3 Intesa Sanpaolo SPA	3.875%	1/12/28	2,700	2,353
JPMorgan Chase & Co.	3.875%	2/1/24	23,507	23,800
JPMorgan Chase & Co.	3.625%	5/13/24	35,855	35,678
JPMorgan Chase & Co.	3.875%	9/10/24	49,566	49,093
JPMorgan Chase & Co.	3.125%	1/23/25	25,545	24,624
1 JPMorgan Chase & Co.	3.220%	3/1/25	19,455	18,853
JPMorgan Chase & Co.	3.900%	7/15/25	41,904	41,791
JPMorgan Chase & Co.	3.300%	4/1/26	42,180	40,203
JPMorgan Chase & Co.	3.200%	6/15/26	29,040	27,509
JPMorgan Chase & Co.	2.950%	10/1/26	30,645	28,477
JPMorgan Chase & Co.	4.125%	12/15/26	30,432	30,263
JPMorgan Chase & Co.	4.250%	10/1/27	18,961	18,883
JPMorgan Chase & Co.	3.625%	12/1/27	4,955	4,659
1 JPMorgan Chase & Co.	3.782%	2/1/28	42,691	41,668
1 JPMorgan Chase & Co.	3.540%	5/1/28	19,775	18,936
1 JPMorgan Chase & Co.	3.509%	1/23/29	23,100	21,911
1 JPMorgan Chase & Co.	4.005%	4/23/29	35,500	34,991
KeyBank NA	3.300%	6/1/25	6,025	5,873
KeyBank NA	3.400%	5/20/26	10,586	10,133
KeyBank NA	6.950%	2/1/28	1,474	1,781

KeyCorp	4.100%	4/30/28	4,900	4,891
Lloyds Banking Group plc	4.500%	11/4/24	14,814	14,692
Lloyds Banking Group plc	4.450%	5/8/25	15,000	15,150
Lloyds Banking Group plc	4.582%	12/10/25	19,251	18,890
Lloyds Banking Group plc	4.650%	3/24/26	7,301	7,205
Lloyds Banking Group plc	3.750%	1/11/27	18,306	17,331
Lloyds Banking Group plc	4.375%	3/22/28	28,180	27,829
1 Lloyds Banking Group plc	3.574%	11/7/28	21,100	19,485
Manufacturers & Traders Trust Co.	2.900%	2/6/25	12,400	11,929
Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,457	4,308
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,300	7,860
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	16,640	16,540
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	29,959	29,694
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,500	5,986
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	17,995	17,722
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	20,300	19,270
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	6,600	6,636
Mizuho Financial Group Inc.	2.839%	9/13/26	6,275	5,798
Mizuho Financial Group Inc.	3.663%	2/28/27	3,400	3,306
Mizuho Financial Group Inc.	3.170%	9/11/27	20,060	18,776
Mizuho Financial Group Inc.	4.018%	3/5/28	16,000	16,044
Morgan Stanley	3.875%	4/29/24	42,587	42,982
Morgan Stanley	3.700%	10/23/24	35,231	34,996
Morgan Stanley	4.000%	7/23/25	34,816	34,937
Morgan Stanley	5.000%	11/24/25	32,568	33,857
Morgan Stanley	3.875%	1/27/26	41,498	41,015
Morgan Stanley	3.125%	7/27/26	39,005	36,436
Morgan Stanley	6.250%	8/9/26	9,850	11,218
Morgan Stanley	4.350%	9/8/26	31,194	30,972
Morgan Stanley	3.625%	1/20/27	38,101	36,760
Morgan Stanley	3.950%	4/23/27	31,395	30,223
1 Morgan Stanley	3.591%	7/22/28	41,530	39,586
1 Morgan Stanley	3.772%	1/24/29	40,425	38,867
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,974	3,805
National Australia Bank Ltd.	3.375%	1/14/26	9,425	9,130
National Australia Bank Ltd.	2.500%	7/12/26	16,457	14,865
Northern Trust Corp.	3.950%	10/30/25	10,821	11,063
1 Northern Trust Corp.	3.375%	5/8/32	3,175	2,990
People's United Bank NA	4.000%	7/15/24	1,600	1,600
PNC Bank NA	3.800%	7/25/23	11,742	11,829
PNC Bank NA	3.300%	10/30/24	6,650	6,550
PNC Bank NA	2.950%	2/23/25	9,266	8,881
PNC Bank NA	3.250%	6/1/25	12,844	12,492
PNC Bank NA	4.200%	11/1/25	7,175	7,337
PNC Bank NA	3.100%	10/25/27	12,050	11,395
PNC Bank NA	3.250%	1/22/28	9,350	8,936
PNC Financial Services Group Inc.	3.900%	4/29/24	12,228	12,242
PNC Financial Services Group Inc.	3.150%	5/19/27	10,070	9,597
Royal Bank of Canada	4.650%	1/27/26	22,066	22,344
Royal Bank of Scotland Group plc	3.875%	9/12/23	39,268	38,415
Royal Bank of Scotland Group plc	4.800%	4/5/26	14,400	14,490
1 Royal Bank of Scotland Group plc	4.892%	5/18/29	15,700	15,637
Santander Holdings USA Inc.	4.500%	7/17/25	21,208	20,936
Santander Holdings USA Inc.	4.400%	7/13/27	13,004	12,527
1 Santander UK Group Holdings plc	3.823%	11/3/28	13,023	12,018
Santander UK plc	4.000%	3/13/24	16,191	16,299
State Street Corp.	3.700%	11/20/23	14,500	14,723

State Street Corp.	3.300%	12/16/24	12,050	11,898
State Street Corp.	3.550%	8/18/25	16,363	16,380
State Street Corp.	2.650%	5/19/26	10,481	9,795
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,677
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,210
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	11,450	11,215
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,489
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	20,394	20,191
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	36,622	33,411
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	27,645	25,876
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	15,140	14,584
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	13,285	12,730
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	10,975	10,462
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,700	14,234
SunTrust Bank	2.750%	5/1/23	1,125	1,089
SunTrust Bank	3.300%	5/15/26	9,937	9,426
SunTrust Banks Inc.	4.000%	5/1/25	5,250	5,286
SVB Financial Group	3.500%	1/29/25	3,590	3,502
Synchrony Financial	4.250%	8/15/24	21,073	20,781
Synchrony Financial	4.500%	7/23/25	15,683	15,588
Synchrony Financial	3.700%	8/4/26	7,404	6,886
Synchrony Financial	3.950%	12/1/27	8,585	7,970
1 Toronto-Dominion Bank	3.625%	9/15/31	20,175	19,040
US Bancorp	3.700%	1/30/24	15,512	15,751
US Bancorp	3.600%	9/11/24	10,263	10,201
US Bancorp	3.100%	4/27/26	14,216	13,446
US Bancorp	2.375%	7/22/26	16,158	14,694
US Bancorp	3.150%	4/27/27	12,253	11,716
US Bancorp	3.900%	4/26/28	10,000	10,128
US Bank NA	2.800%	1/27/25	17,008	16,187
Wachovia Corp.	6.605%	10/1/25	475	542
Wachovia Corp.	7.574%	8/1/26	1,902	2,307
Wells Fargo & Co.	4.125%	8/15/23	21,788	21,997
Wells Fargo & Co.	4.480%	1/16/24	9,035	9,248
Wells Fargo & Co.	3.300%	9/9/24	32,808	31,672
Wells Fargo & Co.	3.000%	2/19/25	33,623	31,655
Wells Fargo & Co.	3.550%	9/29/25	33,757	32,710
Wells Fargo & Co.	3.000%	4/22/26	47,133	43,962
Wells Fargo & Co.	4.100%	6/3/26	42,299	41,470
Wells Fargo & Co.	3.000%	10/23/26	44,585	41,124
Wells Fargo & Co.	4.300%	7/22/27	26,320	25,922
1 Wells Fargo & Co.	3.584%	5/22/28	36,571	34,945
Westpac Banking Corp.	2.850%	5/13/26	21,800	20,245
Westpac Banking Corp.	2.700%	8/19/26	10,594	9,678
Westpac Banking Corp.	3.350%	3/8/27	17,016	16,262
Westpac Banking Corp.	3.400%	1/25/28	15,900	15,175
1 Westpac Banking Corp.	4.322%	11/23/31	17,500	17,027

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	5,727	5,852
Affiliated Managers Group Inc.	3.500%	8/1/25	2,291	2,225
Ameriprise Financial Inc.	4.000%	10/15/23	14,284	14,602
Ameriprise Financial Inc.	3.700%	10/15/24	7,950	7,962
Ameriprise Financial Inc.	2.875%	9/15/26	6,280	5,844
BlackRock Inc.	3.500%	3/18/24	11,980	12,036
BlackRock Inc.	3.200%	3/15/27	9,406	9,081
Brookfield Asset Management Inc.	4.000%	1/15/25	4,678	4,645

Brookfield Finance Inc.	4.250%	6/2/26	4,910	4,876
Brookfield Finance Inc.	3.900%	1/25/28	9,000	8,558
Brookfield Finance LLC	4.000%	4/1/24	4,096	4,082
Cboe Global Markets Inc.	3.650%	1/12/27	9,228	8,973
Charles Schwab Corp.	3.000%	3/10/25	2,009	1,939
Charles Schwab Corp.	3.850%	5/21/25	8,650	8,748
Charles Schwab Corp.	3.450%	2/13/26	3,845	3,797
Charles Schwab Corp.	3.200%	3/2/27	12,648	12,215
Charles Schwab Corp.	3.200%	1/25/28	10,045	9,567
CME Group Inc.	3.000%	3/15/25	10,500	10,200
E*TRADE Financial Corp.	3.800%	8/24/27	5,300	5,060
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,117
Eaton Vance Corp.	3.500%	4/6/27	5,475	5,354
Franklin Resources Inc.	2.850%	3/30/25	5,302	5,053
Intercontinental Exchange Inc.	4.000%	10/15/23	10,293	10,533
Intercontinental Exchange Inc.	3.750%	12/1/25	18,117	18,114
Intercontinental Exchange Inc.	3.100%	9/15/27	4,265	4,044
Invesco Finance plc	4.000%	1/30/24	6,613	6,707
Invesco Finance plc	3.750%	1/15/26	7,340	7,324
Janus Capital Group Inc.	4.875%	8/1/25	3,710	3,849
Jefferies Financial Group Inc.	5.500%	10/18/23	9,396	9,646
Jefferies Group LLC	4.850%	1/15/27	11,921	11,777
Jefferies Group LLC	6.450%	6/8/27	4,459	4,902
Lazard Group LLC	3.750%	2/13/25	3,425	3,335
Lazard Group LLC	3.625%	3/1/27	6,450	6,075
Legg Mason Inc.	3.950%	7/15/24	1,265	1,260
Legg Mason Inc.	4.750%	3/15/26	4,600	4,765
Nasdaq Inc.	4.250%	6/1/24	5,738	5,800
Nasdaq Inc.	3.850%	6/30/26	9,127	8,831
Raymond James Financial Inc.	3.625%	9/15/26	5,792	5,603
Stifel Financial Corp.	4.250%	7/18/24	6,355	6,383
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,936	6,941
TD Ameritrade Holding Corp.	3.300%	4/1/27	13,865	13,386

Finance Companies (0.6%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	8,385	7,913
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	18,004	16,564
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	5,700	5,315
Air Lease Corp.	3.000%	9/15/23	10,197	9,744
Air Lease Corp.	4.250%	9/15/24	6,918	6,948
Air Lease Corp.	3.250%	3/1/25	11,200	10,472
Air Lease Corp.	3.625%	4/1/27	8,464	7,921
Air Lease Corp.	3.625%	12/1/27	5,950	5,524
Aircastle Ltd.	4.125%	5/1/24	1,000	974
Ares Capital Corp.	4.250%	3/1/25	8,200	7,967
GATX Corp.	3.250%	3/30/25	2,650	2,504
GATX Corp.	3.250%	9/15/26	4,160	3,827
GATX Corp.	3.850%	3/30/27	1,940	1,857
GATX Corp.	3.500%	3/15/28	4,604	4,245
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	25,807	24,688

Insurance (4.4%)
1 Aegon NV	5.500%	4/11/48	10,550	10,075

Aetna Inc.	2.800%	6/15/23	17,304	16,542
Aetna Inc.	3.500%	11/15/24	9,890	9,648
Aflac Inc.	3.625%	6/15/23	10,205	10,268
Aflac Inc.	3.625%	11/15/24	10,251	10,205
Aflac Inc.	3.250%	3/17/25	3,775	3,673
Aflac Inc.	2.875%	10/15/26	5,905	5,536
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,223	5,106
Allstate Corp.	3.150%	6/15/23	8,267	8,172
Allstate Corp.	3.280%	12/15/26	6,344	6,131
1 Allstate Corp.	5.750%	8/15/53	10,705	11,066
American Financial Group Inc.	3.500%	8/15/26	5,745	5,425
American International Group Inc.	4.125%	2/15/24	13,215	13,323
American International Group Inc.	3.750%	7/10/25	15,057	14,632
American International Group Inc.	3.900%	4/1/26	21,059	20,502
American International Group Inc.	4.200%	4/1/28	10,352	10,253
1 American International Group Inc.	5.750%	4/1/48	9,750	9,603
Anthem Inc.	3.500%	8/15/24	12,045	11,747
Anthem Inc.	3.350%	12/1/24	13,940	13,473
Anthem Inc.	3.650%	12/1/27	18,090	17,259
Anthem Inc.	4.101%	3/1/28	18,000	17,732
Aon Corp.	8.205%	1/1/27	4,056	5,024
Aon plc	4.000%	11/27/23	7,255	7,372
Aon plc	3.500%	6/14/24	8,827	8,582
Aon plc	3.875%	12/15/25	12,385	12,219
Arch Capital Finance LLC	4.011%	12/15/26	6,687	6,615
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,240	4,351
Assurant Inc.	4.200%	9/27/23	1,500	1,503
Assurant Inc.	4.900%	3/27/28	5,900	5,948
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,096	7,346
Athene Holding Ltd.	4.125%	1/12/28	13,680	12,791
3 AXA Equitable Holdings Inc.	4.350%	4/20/28	23,310	22,791
AXA Financial Inc.	7.000%	4/1/28	1,300	1,541
AXIS Specialty Finance plc	4.000%	12/6/27	6,870	6,544
Berkshire Hathaway Inc.	3.125%	3/15/26	32,014	30,983
Brighthouse Financial Inc.	3.700%	6/22/27	21,229	19,322
Brown & Brown Inc.	4.200%	9/15/24	6,985	7,006
Chubb INA Holdings Inc.	3.350%	5/15/24	3,468	3,426
Chubb INA Holdings Inc.	3.150%	3/15/25	11,463	11,112
Chubb INA Holdings Inc.	3.350%	5/3/26	25,341	24,647
Cigna Corp.	3.250%	4/15/25	12,335	11,661
Cigna Corp.	7.875%	5/15/27	836	1,046
Cigna Corp.	3.050%	10/15/27	2,750	2,483
CNA Financial Corp.	3.950%	5/15/24	7,595	7,587
CNA Financial Corp.	4.500%	3/1/26	7,640	7,806
CNA Financial Corp.	3.450%	8/15/27	6,650	6,246
3 Fairfax Financial Holdings Ltd.	4.850%	4/17/28	7,870	7,814
First American Financial Corp.	4.600%	11/15/24	2,850	2,876
Hanover Insurance Group Inc.	4.500%	4/15/26	4,850	4,827
Humana Inc.	3.850%	10/1/24	10,023	9,990
Humana Inc.	3.950%	3/15/27	7,305	7,223
Kemper Corp.	4.350%	2/15/25	5,437	5,411
Lincoln National Corp.	4.000%	9/1/23	5,282	5,347
Lincoln National Corp.	3.350%	3/9/25	5,585	5,358
Lincoln National Corp.	3.625%	12/12/26	6,430	6,165
Lincoln National Corp.	3.800%	3/1/28	4,800	4,636
Loews Corp.	2.625%	5/15/23	8,283	7,927
Loews Corp.	3.750%	4/1/26	5,777	5,729

Manulife Financial Corp.	4.150%	3/4/26	13,326	13,384
1 Manulife Financial Corp.	4.061%	2/24/32	10,150	9,712
Markel Corp.	3.500%	11/1/27	4,200	3,960
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	939
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	7,002	6,984
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,196	11,955
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,872	3,835
Mercury General Corp.	4.400%	3/15/27	5,100	4,954
MetLife Inc.	4.368%	9/15/23	12,663	13,185
MetLife Inc.	3.600%	4/10/24	14,807	14,781
MetLife Inc.	3.000%	3/1/25	6,114	5,831
MetLife Inc.	3.600%	11/13/25	6,335	6,244
Munich Re America Corp.	7.450%	12/15/26	1,400	1,719
Old Republic International Corp.	4.875%	10/1/24	3,725	3,875
Old Republic International Corp.	3.875%	8/26/26	8,700	8,365
Principal Financial Group Inc.	3.125%	5/15/23	3,917	3,833
Principal Financial Group Inc.	3.400%	5/15/25	5,058	4,907
Principal Financial Group Inc.	3.100%	11/15/26	5,358	5,010
Progressive Corp.	2.450%	1/15/27	5,647	5,121
Prudential Financial Inc.	3.500%	5/15/24	17,488	17,498
Prudential Financial Inc.	3.878%	3/27/28	3,200	3,186
1 Prudential Financial Inc.	5.625%	6/15/43	19,556	20,460
1 Prudential Financial Inc.	5.200%	3/15/44	6,265	6,273
1 Prudential Financial Inc.	5.375%	5/15/45	13,048	13,169
1 Prudential Financial Inc.	4.500%	9/15/47	10,325	9,640
Reinsurance Group of America Inc.	4.700%	9/15/23	3,520	3,646
Reinsurance Group of America Inc.	3.950%	9/15/26	3,850	3,780
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,000	2,938
RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	4,942
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,848	3,346
Trinity Acquisition plc	4.400%	3/15/26	5,864	5,828
UnitedHealth Group Inc.	2.875%	3/15/23	—	—
UnitedHealth Group Inc.	3.750%	7/15/25	28,941	29,015
UnitedHealth Group Inc.	3.100%	3/15/26	12,589	12,055
UnitedHealth Group Inc.	3.450%	1/15/27	13,927	13,653
UnitedHealth Group Inc.	3.375%	4/15/27	6,816	6,638
UnitedHealth Group Inc.	2.950%	10/15/27	10,310	9,700
Unum Group	4.000%	3/15/24	6,127	6,146
Voya Financial Inc.	3.125%	7/15/24	7,600	7,225
Voya Financial Inc.	3.650%	6/15/26	6,466	6,161
Willis North America Inc.	3.600%	5/15/24	12,730	12,355
XLIT Ltd.	6.375%	11/15/24	5,954	6,690
XLIT Ltd.	4.450%	3/31/25	7,766	7,679
XLIT Ltd.	6.250%	5/15/27	2,968	3,379

Other Finance (0.1%)
ORIX Corp.	3.250%	12/4/24	9,070	8,707
ORIX Corp.	3.700%	7/18/27	6,534	6,326

Real Estate Investment Trusts (4.9%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,650	6,698
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,030	8,652
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	4,431	4,450
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,741	4,605
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	8,900	8,566
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,299	3,291

American Campus Communities Operating
Partnership LP	3.625%	11/15/27	7,063	6,658
American Homes 4 Rent LP	4.250%	2/15/28	6,840	6,626
AvalonBay Communities Inc.	4.200%	12/15/23	5,900	6,055
AvalonBay Communities Inc.	3.500%	11/15/24	3,733	3,691
AvalonBay Communities Inc.	3.450%	6/1/25	9,691	9,471
AvalonBay Communities Inc.	3.500%	11/15/25	3,460	3,377
AvalonBay Communities Inc.	2.950%	5/11/26	7,507	7,008
AvalonBay Communities Inc.	2.900%	10/15/26	3,971	3,684
AvalonBay Communities Inc.	3.350%	5/15/27	5,200	4,992
AvalonBay Communities Inc.	3.200%	1/15/28	3,425	3,260
Boston Properties LP	3.125%	9/1/23	6,649	6,474
Boston Properties LP	3.800%	2/1/24	6,836	6,826
Boston Properties LP	3.200%	1/15/25	11,600	11,121
Boston Properties LP	3.650%	2/1/26	15,211	14,732
Boston Properties LP	2.750%	10/1/26	13,781	12,413
Brandywine Operating Partnership LP	3.950%	11/15/27	12,550	12,067
Brixmor Operating Partnership LP	3.250%	9/15/23	6,894	6,618
Brixmor Operating Partnership LP	3.650%	6/15/24	2,080	2,007
Brixmor Operating Partnership LP	3.850%	2/1/25	8,967	8,698
Brixmor Operating Partnership LP	4.125%	6/15/26	9,730	9,440
Brixmor Operating Partnership LP	3.900%	3/15/27	6,925	6,571
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,918	4,786
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,128	4,774
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,213
Corporate Office Properties LP	5.000%	7/1/25	1,000	1,027
CubeSmart LP	4.375%	12/15/23	3,397	3,478
CubeSmart LP	4.000%	11/15/25	3,525	3,464
CubeSmart LP	3.125%	9/1/26	6,295	5,776
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,300	2,358
DDR Corp.	3.900%	8/15/24	6,830	6,734
DDR Corp.	3.625%	2/1/25	6,441	6,143
DDR Corp.	4.250%	2/1/26	4,204	4,119
DDR Corp.	4.700%	6/1/27	6,125	6,173
Digital Realty Trust LP	4.750%	10/1/25	5,323	5,508
Digital Realty Trust LP	3.700%	8/15/27	13,655	12,935
Duke Realty LP	3.750%	12/1/24	3,772	3,734
Duke Realty LP	3.250%	6/30/26	2,050	1,924
Duke Realty LP	3.375%	12/15/27	4,050	3,792
EPR Properties	4.500%	4/1/25	3,950	3,897
EPR Properties	4.750%	12/15/26	5,320	5,235
EPR Properties	4.500%	6/1/27	6,375	6,114
EPR Properties	4.950%	4/15/28	5,325	5,174
ERP Operating LP	3.375%	6/1/25	2,950	2,887
ERP Operating LP	2.850%	11/1/26	7,690	7,172
ERP Operating LP	3.250%	8/1/27	4,100	3,895
ERP Operating LP	3.500%	3/1/28	6,760	6,530
Essex Portfolio LP	3.875%	5/1/24	5,456	5,435
Essex Portfolio LP	3.500%	4/1/25	5,894	5,711
Essex Portfolio LP	3.375%	4/15/26	6,381	6,038
Essex Portfolio LP	3.625%	5/1/27	4,350	4,158
Federal Realty Investment Trust	2.750%	6/1/23	2,152	2,063
Federal Realty Investment Trust	3.250%	7/15/27	10,464	9,813
HCP Inc.	4.250%	11/15/23	18,106	18,308
HCP Inc.	4.200%	3/1/24	3,150	3,158

HCP Inc.	3.875%	8/15/24	7,099	6,982
HCP Inc.	3.400%	2/1/25	10,333	9,815
HCP Inc.	4.000%	6/1/25	8,169	8,016
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,700	3,468
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,050	2,886
Healthcare Trust of America Holdings LP	3.750%	7/1/27	11,532	10,889
Highwoods Realty LP	3.875%	3/1/27	4,600	4,438
Highwoods Realty LP	4.125%	3/15/28	4,300	4,249
Hospitality Properties Trust	4.500%	6/15/23	3,995	4,049
Hospitality Properties Trust	4.650%	3/15/24	3,540	3,561
Hospitality Properties Trust	4.500%	3/15/25	3,580	3,540
Hospitality Properties Trust	5.250%	2/15/26	7,242	7,378
Hospitality Properties Trust	4.950%	2/15/27	6,350	6,317
Hospitality Properties Trust	3.950%	1/15/28	4,225	3,843
Hospitality Properties Trust	4.375%	2/15/30	2,500	2,314
Host Hotels & Resorts LP	3.750%	10/15/23	11,405	11,129
Host Hotels & Resorts LP	3.875%	4/1/24	8,658	8,484
Host Hotels & Resorts LP	4.000%	6/15/25	7,110	6,951
Host Hotels & Resorts LP	4.500%	2/1/26	100	100
Hudson Pacific Properties LP	3.950%	11/1/27	2,923	2,761
Kilroy Realty LP	3.450%	12/15/24	5,520	5,326
Kilroy Realty LP	4.375%	10/1/25	7,432	7,488
Kimco Realty Corp.	3.125%	6/1/23	3,673	3,540
Kimco Realty Corp.	2.700%	3/1/24	3,440	3,203
Kimco Realty Corp.	3.300%	2/1/25	5,290	5,039
Kimco Realty Corp.	2.800%	10/1/26	9,118	8,102
Kimco Realty Corp.	3.800%	4/1/27	8,077	7,701
Kite Realty Group LP	4.000%	10/1/26	2,925	2,684
Liberty Property LP	3.375%	6/15/23	4,404	4,321
Liberty Property LP	4.400%	2/15/24	3,874	3,928
Liberty Property LP	3.750%	4/1/25	4,580	4,495
Liberty Property LP	3.250%	10/1/26	5,224	4,870
LifeStorage LP	3.500%	7/1/26	7,306	6,847
LifeStorage LP	3.875%	12/15/27	6,281	5,978
Mid-America Apartments LP	4.300%	10/15/23	2,774	2,842
Mid-America Apartments LP	3.750%	6/15/24	3,340	3,297
Mid-America Apartments LP	4.000%	11/15/25	6,690	6,642
Mid-America Apartments LP	3.600%	6/1/27	9,325	8,941
National Retail Properties Inc.	3.900%	6/15/24	4,691	4,656
National Retail Properties Inc.	4.000%	11/15/25	3,668	3,618
National Retail Properties Inc.	3.600%	12/15/26	7,249	6,888
National Retail Properties Inc.	3.500%	10/15/27	4,450	4,154
Omega Healthcare Investors Inc.	4.375%	8/1/23	12,570	12,507
Omega Healthcare Investors Inc.	4.950%	4/1/24	7,180	7,288
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,150	5,021
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,530	9,578
Omega Healthcare Investors Inc.	4.500%	4/1/27	9,594	9,114
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,800	4,614
Physicians Realty LP	4.300%	3/15/27	4,400	4,279
Physicians Realty LP	3.950%	1/15/28	4,200	3,948
Piedmont Operating Partnership LP	3.400%	6/1/23	1,780	1,722
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,564
Prologis LP	4.250%	8/15/23	10,352	10,688
Prologis LP	3.750%	11/1/25	11,465	11,448
Public Storage	3.094%	9/15/27	4,420	4,193
Realty Income Corp.	4.650%	8/1/23	6,605	6,859
Realty Income Corp.	3.875%	7/15/24	2,679	2,662

Realty Income Corp.	3.875%	4/15/25	12,525	12,348
Realty Income Corp.	4.125%	10/15/26	12,108	12,092
Realty Income Corp.	3.000%	1/15/27	4,915	4,491
Realty Income Corp.	3.650%	1/15/28	12,045	11,559
Regency Centers LP	3.600%	2/1/27	2,258	2,160
Regency Centers LP	4.125%	3/15/28	5,000	4,977
Sabra Health Care LP	5.125%	8/15/26	5,214	4,985
Select Income REIT	4.250%	5/15/24	5,267	5,090
Select Income REIT	4.500%	2/1/25	4,775	4,661
Senior Housing Properties Trust	4.750%	2/15/28	580	561
Simon Property Group LP	2.750%	6/1/23	12,655	12,241
Simon Property Group LP	3.750%	2/1/24	4,204	4,215
Simon Property Group LP	3.375%	10/1/24	5,847	5,721
Simon Property Group LP	3.500%	9/1/25	7,433	7,282
Simon Property Group LP	3.300%	1/15/26	13,898	13,377
Simon Property Group LP	3.250%	11/30/26	6,625	6,319
Simon Property Group LP	3.375%	6/15/27	12,850	12,366
Simon Property Group LP	3.375%	12/1/27	11,317	10,786
STORE Capital Corp.	4.500%	3/15/28	2,500	2,472
Tanger Properties LP	3.750%	12/1/24	1,100	1,060
Tanger Properties LP	3.125%	9/1/26	3,905	3,530
Tanger Properties LP	3.875%	7/15/27	4,475	4,222
UDR Inc.	3.750%	7/1/24	5,036	5,004
UDR Inc.	4.000%	10/1/25	3,690	3,671
UDR Inc.	2.950%	9/1/26	4,431	4,065
UDR Inc.	3.500%	7/1/27	3,994	3,813
UDR Inc.	3.500%	1/15/28	3,800	3,622
Ventas Realty LP	3.125%	6/15/23	5,583	5,422
Ventas Realty LP	3.750%	5/1/24	3,850	3,792
Ventas Realty LP	3.500%	2/1/25	6,157	5,935
Ventas Realty LP	4.125%	1/15/26	3,376	3,350
Ventas Realty LP	3.250%	10/15/26	7,907	7,322
Ventas Realty LP	3.850%	4/1/27	5,739	5,509
Ventas Realty LP	4.000%	3/1/28	13,550	13,225
VEREIT Operating Partnership LP	4.600%	2/6/24	9,221	9,243
VEREIT Operating Partnership LP	4.875%	6/1/26	7,590	7,581
VEREIT Operating Partnership LP	3.950%	8/15/27	8,076	7,488
Vornado Realty LP	3.500%	1/15/25	6,094	5,869
Washington Prime Group LP	5.950%	8/15/24	9,375	9,068
Weingarten Realty Investors	4.450%	1/15/24	725	741
Weingarten Realty Investors	3.850%	6/1/25	600	586
Welltower Inc.	4.500%	1/15/24	3,794	3,847
Welltower Inc.	4.000%	6/1/25	15,096	14,769
Welltower Inc.	4.250%	4/1/26	11,297	11,198
Welltower Inc.	4.250%	4/15/28	8,175	8,018
WP Carey Inc.	4.600%	4/1/24	6,198	6,299
WP Carey Inc.	4.000%	2/1/25	3,669	3,566
WP Carey Inc.	4.250%	10/1/26	2,575	2,500
				7,136,974
Industrial (57.3%)
Basic Industry (2.5%)
Air Products & Chemicals Inc.	3.350%	7/31/24	8,545	8,502
Airgas Inc.	3.650%	7/15/24	3,444	3,461
Albemarle Corp.	4.150%	12/1/24	6,050	6,133
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,840	11,145
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	220	257
Braskem Finance Ltd.	6.450%	2/3/24	10,188	10,787

Celulosa Arauco y Constitucion SA	4.500%	8/1/24	6,050	6,053
3 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	14,600	13,562
Dow Chemical Co.	3.500%	10/1/24	14,004	13,723
Eastman Chemical Co.	3.800%	3/15/25	12,089	12,072
Ecolab Inc.	2.700%	11/1/26	11,835	10,976
Ecolab Inc.	3.250%	12/1/27	6,675	6,456
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,200	1,435
Fibria Overseas Finance Ltd.	5.250%	5/12/24	8,588	8,674
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,950	5,565
Fibria Overseas Finance Ltd.	5.500%	1/17/27	11,138	11,194
FMC Corp.	4.100%	2/1/24	4,150	4,150
Georgia-Pacific LLC	8.000%	1/15/24	3,208	3,896
Georgia-Pacific LLC	7.375%	12/1/25	2,427	2,949
International Paper Co.	3.650%	6/15/24	8,319	8,208
International Paper Co.	3.800%	1/15/26	12,125	11,778
International Paper Co.	3.000%	2/15/27	14,838	13,457
Kinross Gold Corp.	5.950%	3/15/24	7,050	7,279
3 Kinross Gold Corp.	4.500%	7/15/27	7,200	6,588
LYB International Finance BV	4.000%	7/15/23	8,906	8,970
LYB International Finance II BV	3.500%	3/2/27	13,800	13,041
LyondellBasell Industries NV	5.750%	4/15/24	14,710	15,979
Methanex Corp.	4.250%	12/1/24	4,040	3,992
Monsanto Co.	3.375%	7/15/24	9,405	9,099
Monsanto Co.	2.850%	4/15/25	4,975	4,602
Monsanto Co.	5.500%	8/15/25	975	1,051
Mosaic Co.	4.250%	11/15/23	15,762	15,899
Mosaic Co.	4.050%	11/15/27	7,179	6,856
Nucor Corp.	4.000%	8/1/23	5,864	5,996
Nucor Corp.	3.950%	5/1/28	6,850	6,848
Nutrien Ltd.	3.500%	6/1/23	4,614	4,535
Nutrien Ltd.	3.625%	3/15/24	5,395	5,267
Nutrien Ltd.	3.375%	3/15/25	8,388	8,010
Nutrien Ltd.	3.000%	4/1/25	5,550	5,139
Nutrien Ltd.	4.000%	12/15/26	11,375	11,119
Packaging Corp. of America	4.500%	11/1/23	5,555	5,757
Packaging Corp. of America	3.650%	9/15/24	5,480	5,437
Packaging Corp. of America	3.400%	12/15/27	7,895	7,539
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	98
PPG Industries Inc.	3.750%	3/15/28	4,870	4,833
Praxair Inc.	2.650%	2/5/25	5,269	5,007
Praxair Inc.	3.200%	1/30/26	11,785	11,508
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	15,530	15,670
RPM International Inc.	3.750%	3/15/27	5,394	5,166
Sherwin-Williams Co.	3.125%	6/1/24	10,424	10,034
Sherwin-Williams Co.	3.450%	8/1/25	5,100	4,935
Sherwin-Williams Co.	3.950%	1/15/26	3,200	3,166
Sherwin-Williams Co.	3.450%	6/1/27	20,420	19,396
Southern Copper Corp.	3.875%	4/23/25	7,286	7,204
Vale Overseas Ltd.	6.250%	8/10/26	25,465	27,598
Westlake Chemical Corp.	3.600%	8/15/26	16,869	16,169
3 WestRock Co.	3.000%	9/15/24	7,535	7,151
3 WestRock Co.	3.750%	3/15/25	8,700	8,585
3 WestRock Co.	3.375%	9/15/27	6,446	6,144
3 WestRock Co.	4.000%	3/15/28	8,100	7,953
Weyerhaeuser Co.	4.625%	9/15/23	5,770	6,013
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,708
Weyerhaeuser Co.	6.950%	10/1/27	375	447

Yamana Gold Inc.	4.950%	7/15/24	3,085	3,112
3 Yamana Gold Inc.	4.625%	12/15/27	4,008	3,883

Capital Goods (4.3%)
3M Co.	3.000%	8/7/25	4,639	4,524
3M Co.	2.250%	9/19/26	9,080	8,249
3M Co.	2.875%	10/15/27	12,308	11,635
ABB Finance USA Inc.	3.800%	4/3/28	3,600	3,639
Allegion US Holding Co. Inc.	3.200%	10/1/24	4,611	4,439
Allegion US Holding Co. Inc.	3.550%	10/1/27	6,000	5,559
Bemis Co. Inc.	3.100%	9/15/26	2,760	2,567
Boeing Co.	1.875%	6/15/23	4,110	3,853
Boeing Co.	2.850%	10/30/24	8,108	7,853
Boeing Co.	2.500%	3/1/25	220	206
Boeing Co.	2.600%	10/30/25	3,150	2,982
Boeing Co.	2.250%	6/15/26	6,061	5,541
Boeing Co.	2.800%	3/1/27	4,675	4,419
Boeing Co.	3.250%	3/1/28	4,475	4,404
Carlisle Cos. Inc.	3.500%	12/1/24	7,400	7,179
Carlisle Cos. Inc.	3.750%	12/1/27	6,300	6,012
Caterpillar Financial Services Corp.	3.750%	11/24/23	7,769	7,935
Caterpillar Financial Services Corp.	3.300%	6/9/24	9,493	9,432
Caterpillar Financial Services Corp.	3.250%	12/1/24	7,930	7,825
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,650	3,351
Caterpillar Inc.	3.400%	5/15/24	14,521	14,537
CNH Industrial NV	4.500%	8/15/23	2,570	2,612
CNH Industrial NV	3.850%	11/15/27	13,090	12,386
Crane Co.	4.450%	12/15/23	4,050	4,184
Dover Corp.	3.150%	11/15/25	6,500	6,247
Eagle Materials Inc.	4.500%	8/1/26	2,297	2,326
Eaton Corp.	3.103%	9/15/27	9,725	9,088
Embraer Netherlands Finance BV	5.050%	6/15/25	16,601	16,637
Embraer Netherlands Finance BV	5.400%	2/1/27	8,385	8,592
3 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,826
Emerson Electric Co.	3.150%	6/1/25	4,600	4,492
Flowserve Corp.	4.000%	11/15/23	4,400	4,366
Fortive Corp.	3.150%	6/15/26	8,577	8,050
Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,625	3,657
General Dynamics Corp.	1.875%	8/15/23	5,704	5,303
General Dynamics Corp.	2.375%	11/15/24	9,700	9,081
General Dynamics Corp.	3.500%	5/15/25	6,500	6,495
General Dynamics Corp.	2.125%	8/15/26	8,216	7,371
General Dynamics Corp.	2.625%	11/15/27	5,900	5,432
General Dynamics Corp.	3.750%	5/15/28	3,500	3,522
General Electric Co.	3.375%	3/11/24	17,300	16,989
General Electric Co.	3.450%	5/15/24	11,535	11,362
Harris Corp.	3.832%	4/27/25	5,650	5,636
Hexcel Corp.	4.700%	8/15/25	500	513
Hexcel Corp.	3.950%	2/15/27	7,355	7,183
Honeywell International Inc.	3.350%	12/1/23	4,775	4,797
Honeywell International Inc.	2.500%	11/1/26	16,585	15,256
Hubbell Inc.	3.350%	3/1/26	3,979	3,810
Hubbell Inc.	3.150%	8/15/27	4,413	4,152
Hubbell Inc.	3.500%	2/15/28	5,400	5,175
3 Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,300	11,716
Illinois Tool Works Inc.	3.500%	3/1/24	11,164	11,292
Illinois Tool Works Inc.	2.650%	11/15/26	15,560	14,423

Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	11,751	12,160
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	6,208	6,137
John Deere Capital Corp.	3.350%	6/12/24	6,745	6,682
John Deere Capital Corp.	2.650%	6/24/24	14,049	13,407
John Deere Capital Corp.	3.450%	3/13/25	1,925	1,923
John Deere Capital Corp.	3.400%	9/11/25	2,175	2,150
John Deere Capital Corp.	2.650%	6/10/26	5,575	5,193
John Deere Capital Corp.	2.800%	9/8/27	8,932	8,331
John Deere Capital Corp.	3.050%	1/6/28	7,700	7,345
Johnson Controls International plc	3.625%	7/2/24	4,789	4,731
Johnson Controls International plc	3.900%	2/14/26	10,764	10,656
L3 Technologies Inc.	3.850%	6/15/23	6,500	6,500
L3 Technologies Inc.	3.950%	5/28/24	5,178	5,120
L3 Technologies Inc.	3.850%	12/15/26	9,722	9,417
L3 Technologies Inc.	4.400%	6/15/28	4,100	4,092
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,647
Leggett & Platt Inc.	3.500%	11/15/27	7,825	7,464
Legrand France SA	8.500%	2/15/25	3,535	4,397
Lennox International Inc.	3.000%	11/15/23	3,575	3,413
Lockheed Martin Corp.	2.900%	3/1/25	12,286	11,716
Lockheed Martin Corp.	3.550%	1/15/26	25,153	24,915
Martin Marietta Materials Inc.	4.250%	7/2/24	2,250	2,283
Martin Marietta Materials Inc.	3.450%	6/1/27	3,875	3,617
Martin Marietta Materials Inc.	3.500%	12/15/27	10,975	10,227
Masco Corp.	4.450%	4/1/25	7,122	7,202
Masco Corp.	4.375%	4/1/26	9,816	9,817
Northrop Grumman Corp.	3.250%	8/1/23	13,783	13,634
Northrop Grumman Corp.	2.930%	1/15/25	17,004	16,161
Northrop Grumman Corp.	3.200%	2/1/27	8,680	8,198
Northrop Grumman Corp.	3.250%	1/15/28	27,445	25,912
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,614
3 Nvent Finance Sarl	4.550%	4/15/28	4,450	4,372
Oshkosh Corp.	4.600%	5/15/28	2,700	2,703
Owens Corning	4.200%	12/1/24	3,600	3,580
Owens Corning	3.400%	8/15/26	8,470	7,885
Parker-Hannifin Corp.	3.300%	11/21/24	4,613	4,555
Parker-Hannifin Corp.	3.250%	3/1/27	17,230	16,701
Precision Castparts Corp.	3.250%	6/15/25	11,553	11,276
Raytheon Co.	3.150%	12/15/24	2,375	2,343
Raytheon Co.	7.200%	8/15/27	1,705	2,180
Republic Services Inc.	3.200%	3/15/25	6,924	6,708
Republic Services Inc.	2.900%	7/1/26	6,235	5,785
Republic Services Inc.	3.375%	11/15/27	9,595	9,161
Rockwell Automation Inc.	2.875%	3/1/25	1,504	1,429
Rockwell Collins Inc.	3.700%	12/15/23	4,465	4,456
Rockwell Collins Inc.	3.200%	3/15/24	14,887	14,349
Rockwell Collins Inc.	3.500%	3/15/27	13,930	13,315
Roper Technologies Inc.	3.850%	12/15/25	6,500	6,419
Roper Technologies Inc.	3.800%	12/15/26	12,207	11,977
Snap-on Inc.	3.250%	3/1/27	3,910	3,762
Spirit AeroSystems Inc.	3.950%	6/15/23	5,000	5,045
Spirit AeroSystems Inc.	3.850%	6/15/26	4,017	3,875
Textron Inc.	4.300%	3/1/24	2,740	2,805
Textron Inc.	3.875%	3/1/25	3,300	3,258
Textron Inc.	4.000%	3/15/26	5,650	5,571
Textron Inc.	3.650%	3/15/27	11,545	11,047
Textron Inc.	3.375%	3/1/28	2,258	2,103

The Timken Co.	3.875%	9/1/24	2,685	2,627
United Technologies Corp.	2.800%	5/4/24	15,003	14,215
United Technologies Corp.	2.650%	11/1/26	12,475	11,271
United Technologies Corp.	3.125%	5/4/27	5,520	5,128
Vulcan Materials Co.	4.500%	4/1/25	5,032	5,114
Vulcan Materials Co.	3.900%	4/1/27	7,233	7,000
Wabtec Corp.	3.450%	11/15/26	10,012	9,311
Waste Management Inc.	3.500%	5/15/24	7,514	7,486
Waste Management Inc.	3.125%	3/1/25	7,791	7,520
Waste Management Inc.	7.100%	8/1/26	2,600	3,160
Waste Management Inc.	3.150%	11/15/27	9,100	8,597
Xylem Inc.	3.250%	11/1/26	7,561	7,178

Communication (7.1%)
21st Century Fox America Inc.	4.000%	10/1/23	2,750	2,800
21st Century Fox America Inc.	3.700%	9/15/24	6,734	6,741
21st Century Fox America Inc.	3.700%	10/15/25	5,632	5,581
21st Century Fox America Inc.	3.375%	11/15/26	7,641	7,401
Activision Blizzard Inc.	3.400%	9/15/26	14,098	13,465
Activision Blizzard Inc.	3.400%	6/15/27	5,400	5,159
American Tower Corp.	3.500%	1/31/23	6,004	5,940
American Tower Corp.	3.000%	6/15/23	2,500	2,393
American Tower Corp.	5.000%	2/15/24	12,619	13,197
American Tower Corp.	4.000%	6/1/25	11,156	10,973
American Tower Corp.	4.400%	2/15/26	7,358	7,333
American Tower Corp.	3.375%	10/15/26	15,171	14,139
American Tower Corp.	3.125%	1/15/27	2,450	2,224
American Tower Corp.	3.550%	7/15/27	10,055	9,395
American Tower Corp.	3.600%	1/15/28	9,075	8,494
AT&T Inc.	3.800%	3/1/24	12,783	12,666
AT&T Inc.	3.900%	3/11/24	11,413	11,407
AT&T Inc.	4.450%	4/1/24	15,902	16,279
AT&T Inc.	3.950%	1/15/25	13,520	13,370
AT&T Inc.	3.400%	5/15/25	70,003	66,726
AT&T Inc.	4.125%	2/17/26	33,551	33,096
AT&T Inc.	4.250%	3/1/27	25,091	24,885
3 AT&T Inc.	4.100%	2/15/28	34,500	33,574
CBS Corp.	2.500%	2/15/23	2,050	1,931
3 CBS Corp.	2.900%	6/1/23	3,961	3,785
CBS Corp.	3.700%	8/15/24	8,802	8,616
CBS Corp.	3.500%	1/15/25	6,925	6,623
CBS Corp.	4.000%	1/15/26	12,964	12,637
CBS Corp.	2.900%	1/15/27	6,540	5,820
CBS Corp.	3.375%	2/15/28	6,920	6,286
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	60,071	61,134
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	15,380	13,932
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	16,297	15,314
Comcast Corp.	3.000%	2/1/24	18,055	17,397
Comcast Corp.	3.600%	3/1/24	17,496	17,322
Comcast Corp.	3.375%	2/15/25	11,578	11,220
Comcast Corp.	3.375%	8/15/25	20,326	19,472
Comcast Corp.	3.150%	3/1/26	29,980	28,176
Comcast Corp.	2.350%	1/15/27	20,420	17,844
Comcast Corp.	3.300%	2/1/27	22,531	21,144

Comcast Corp.	3.150%	2/15/28	20,719	19,154
Comcast Corp.	3.550%	5/1/28	7,500	7,150
Crown Castle International Corp.	3.150%	7/15/23	1,225	1,181
Crown Castle International Corp.	3.200%	9/1/24	16,685	15,909
Crown Castle International Corp.	4.450%	2/15/26	13,618	13,667
Crown Castle International Corp.	3.700%	6/15/26	11,591	11,014
Crown Castle International Corp.	4.000%	3/1/27	6,809	6,606
Crown Castle International Corp.	3.650%	9/1/27	12,875	12,098
Crown Castle International Corp.	3.800%	2/15/28	14,000	13,285
Discovery Communications LLC	3.800%	3/13/24	6,425	6,338
3 Discovery Communications LLC	3.900%	11/15/24	7,732	7,650
Discovery Communications LLC	3.450%	3/15/25	1,951	1,871
3 Discovery Communications LLC	3.950%	6/15/25	8,200	8,045
Discovery Communications LLC	4.900%	3/11/26	11,995	12,162
Discovery Communications LLC	3.950%	3/20/28	21,675	20,469
Electronic Arts Inc.	4.800%	3/1/26	5,396	5,665
Grupo Televisa SAB	6.625%	3/18/25	9,800	11,034
Grupo Televisa SAB	4.625%	1/30/26	4,015	4,038
Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,007	7,076
Moody's Corp.	4.875%	2/15/24	8,567	9,030
Moody's Corp.	3.250%	1/15/28	2,518	2,374
Omnicom Group Inc.	3.650%	11/1/24	12,932	12,671
Omnicom Group Inc.	3.600%	4/15/26	16,864	16,123
Rogers Communications Inc.	4.100%	10/1/23	11,060	11,320
Rogers Communications Inc.	3.625%	12/15/25	9,042	8,850
Rogers Communications Inc.	2.900%	11/15/26	7,570	6,987
S&P Global Inc.	4.000%	6/15/25	11,341	11,470
S&P Global Inc.	4.400%	2/15/26	10,977	11,351
S&P Global Inc.	2.950%	1/22/27	6,350	5,905
TCI Communications Inc.	7.875%	2/15/26	1,457	1,799
TCI Communications Inc.	7.125%	2/15/28	1,616	1,969
Telefonica Emisiones SAU	5.462%	2/16/21	3,500	3,683
Telefonica Emisiones SAU	4.103%	3/8/27	16,420	16,006
TELUS Corp.	2.800%	2/16/27	7,675	7,034
TELUS Corp.	3.700%	9/15/27	3,625	3,557
Thomson Reuters Corp.	4.300%	11/23/23	4,370	4,464
Thomson Reuters Corp.	3.850%	9/29/24	6,405	6,348
Thomson Reuters Corp.	3.350%	5/15/26	11,060	10,174
Time Warner Inc.	4.050%	12/15/23	3,878	3,928
Time Warner Inc.	3.550%	6/1/24	10,145	9,924
Time Warner Inc.	3.600%	7/15/25	21,311	20,514
Time Warner Inc.	3.875%	1/15/26	8,740	8,499
Time Warner Inc.	2.950%	7/15/26	7,543	6,879
Time Warner Inc.	3.800%	2/15/27	22,160	21,279
Verizon Communications Inc.	5.150%	9/15/23	76,676	82,152
Verizon Communications Inc.	4.150%	3/15/24	12,434	12,684
Verizon Communications Inc.	3.500%	11/1/24	31,409	30,808
Verizon Communications Inc.	3.376%	2/15/25	55,884	53,998
Verizon Communications Inc.	2.625%	8/15/26	32,132	28,936
Verizon Communications Inc.	4.125%	3/16/27	44,440	44,476
Viacom Inc.	4.250%	9/1/23	12,140	12,146
Viacom Inc.	3.875%	4/1/24	6,839	6,663
Viacom Inc.	3.450%	10/4/26	10,060	9,317
Vodafone Group plc	3.750%	1/16/24	26,945	26,796
Vodafone Group plc	4.125%	5/30/25	13,000	12,978
Vodafone Group plc	4.375%	5/30/28	40,000	39,814
Walt Disney Co.	3.150%	9/17/25	13,018	12,774

Walt Disney Co.	3.000%	2/13/26	9,669	9,330
Walt Disney Co.	1.850%	7/30/26	19,666	17,299
Walt Disney Co.	2.950%	6/15/27	7,222	6,840
WPP Finance 2010	3.750%	9/19/24	9,736	9,441

Consumer Cyclical (6.9%)
Advance Auto Parts Inc.	4.500%	12/1/23	5,809	5,951
Alibaba Group Holding Ltd.	2.800%	6/6/23	13,500	13,028
Alibaba Group Holding Ltd.	3.600%	11/28/24	26,845	26,509
Alibaba Group Holding Ltd.	3.400%	12/6/27	31,025	29,299
3 Amazon.com Inc.	2.800%	8/22/24	28,110	27,203
Amazon.com Inc.	3.800%	12/5/24	13,374	13,692
Amazon.com Inc.	5.200%	12/3/25	15,968	17,605
3 Amazon.com Inc.	3.150%	8/22/27	44,445	42,808
American Honda Finance Corp.	2.900%	2/16/24	11,190	10,909
American Honda Finance Corp.	2.300%	9/9/26	2,938	2,678
American Honda Finance Corp.	3.500%	2/15/28	8,100	7,999
Aptiv plc	4.250%	1/15/26	7,600	7,613
Automatic Data Processing Inc.	3.375%	9/15/25	9,976	9,951
AutoNation Inc.	3.500%	11/15/24	5,775	5,483
AutoNation Inc.	4.500%	10/1/25	6,180	6,178
AutoNation Inc.	3.800%	11/15/27	3,975	3,709
AutoZone Inc.	3.125%	7/15/23	1,542	1,505
AutoZone Inc.	3.250%	4/15/25	11,426	10,914
AutoZone Inc.	3.125%	4/21/26	7,613	7,067
AutoZone Inc.	3.750%	6/1/27	7,963	7,683
Bed Bath & Beyond Inc.	3.749%	8/1/24	2,811	2,548
Block Financial LLC	5.250%	10/1/25	5,050	5,241
Booking Holdings Inc.	3.650%	3/15/25	8,440	8,294
Booking Holdings Inc.	3.600%	6/1/26	19,633	19,044
Booking Holdings Inc.	3.550%	3/15/28	2,712	2,584
BorgWarner Inc.	3.375%	3/15/25	4,675	4,524
Costco Wholesale Corp.	2.750%	5/18/24	13,385	13,004
Costco Wholesale Corp.	3.000%	5/18/27	13,110	12,577
Cummins Inc.	3.650%	10/1/23	6,827	6,966
Darden Restaurants Inc.	3.850%	5/1/27	6,175	5,974
Delphi Corp.	4.150%	3/15/24	10,424	10,556
Dollar General Corp.	4.150%	11/1/25	6,748	6,806
Dollar General Corp.	3.875%	4/15/27	8,075	7,811
Dollar General Corp.	4.125%	5/1/28	6,775	6,700
Dollar Tree Inc.	4.000%	5/15/25	13,000	12,944
Dollar Tree Inc.	4.200%	5/15/28	17,100	16,801
DR Horton Inc.	5.750%	8/15/23	3,300	3,588
eBay Inc.	3.450%	8/1/24	7,937	7,777
eBay Inc.	3.600%	6/5/27	12,214	11,561
Expedia Group Inc.	4.500%	8/15/24	6,697	6,715
Expedia Group Inc.	5.000%	2/15/26	10,341	10,550
Expedia Group Inc.	3.800%	2/15/28	13,750	12,540
Ford Motor Co.	4.346%	12/8/26	14,538	14,338
Ford Motor Credit Co. LLC	4.375%	8/6/23	12,818	12,939
Ford Motor Credit Co. LLC	3.810%	1/9/24	15,044	14,696
Ford Motor Credit Co. LLC	3.664%	9/8/24	10,490	10,100
Ford Motor Credit Co. LLC	4.134%	8/4/25	19,222	18,860
Ford Motor Credit Co. LLC	4.389%	1/8/26	14,189	14,094
Ford Motor Credit Co. LLC	3.815%	11/2/27	9,900	9,252
General Motors Co.	4.875%	10/2/23	22,879	23,676
General Motors Co.	4.000%	4/1/25	4,570	4,475

General Motors Co.	4.200%	10/1/27	9,271	8,942
General Motors Financial Co. Inc.	3.950%	4/13/24	15,745	15,543
General Motors Financial Co. Inc.	3.500%	11/7/24	9,300	8,882
General Motors Financial Co. Inc.	4.000%	1/15/25	17,153	16,798
General Motors Financial Co. Inc.	4.350%	4/9/25	7,500	7,449
General Motors Financial Co. Inc.	4.300%	7/13/25	12,017	11,920
General Motors Financial Co. Inc.	5.250%	3/1/26	18,405	19,233
General Motors Financial Co. Inc.	4.000%	10/6/26	12,027	11,513
General Motors Financial Co. Inc.	4.350%	1/17/27	26,748	26,139
General Motors Financial Co. Inc.	3.850%	1/5/28	1,500	1,409
Harley-Davidson Inc.	3.500%	7/28/25	6,900	6,719
Harman International Industries Inc.	4.150%	5/15/25	4,071	4,077
Home Depot Inc.	3.750%	2/15/24	14,371	14,682
Home Depot Inc.	3.350%	9/15/25	12,908	12,757
Home Depot Inc.	3.000%	4/1/26	14,618	14,069
Home Depot Inc.	2.125%	9/15/26	14,309	12,806
Home Depot Inc.	2.800%	9/14/27	12,935	12,076
Hyatt Hotels Corp.	3.375%	7/15/23	3,925	3,853
Hyatt Hotels Corp.	4.850%	3/15/26	4,912	5,071
JD.com Inc.	3.875%	4/29/26	6,425	6,105
Kohl's Corp.	4.750%	12/15/23	836	863
Kohl's Corp.	4.250%	7/17/25	8,724	8,680
Lear Corp.	5.375%	3/15/24	5,000	5,194
Lear Corp.	5.250%	1/15/25	6,887	7,154
Lear Corp.	3.800%	9/15/27	9,160	8,748
Lowe's Cos. Inc.	3.875%	9/15/23	7,716	7,922
Lowe's Cos. Inc.	3.125%	9/15/24	4,279	4,193
Lowe's Cos. Inc.	3.375%	9/15/25	9,502	9,346
Lowe's Cos. Inc.	2.500%	4/15/26	23,578	21,657
Lowe's Cos. Inc.	3.100%	5/3/27	20,794	19,818
Macy's Retail Holdings Inc.	4.375%	9/1/23	4,935	4,945
Macy's Retail Holdings Inc.	3.625%	6/1/24	3,343	3,218
Macy's Retail Holdings Inc.	6.650%	7/15/24	991	1,075
Magna International Inc.	3.625%	6/15/24	10,283	10,301
Magna International Inc.	4.150%	10/1/25	8,162	8,346
Marriott International Inc.	3.750%	3/15/25	7,265	7,173
Marriott International Inc.	3.750%	10/1/25	2,110	2,067
Marriott International Inc.	3.125%	6/15/26	11,242	10,467
Marriott International Inc.	4.000%	4/15/28	5,975	5,854
Mastercard Inc.	3.375%	4/1/24	12,663	12,684
Mastercard Inc.	2.950%	11/21/26	8,660	8,324
Mastercard Inc.	3.500%	2/26/28	6,500	6,514
McDonald's Corp.	2.625%	1/15/22	—	—
McDonald's Corp.	3.250%	6/10/24	2,323	2,299
McDonald's Corp.	3.375%	5/26/25	14,029	13,799
McDonald's Corp.	3.700%	1/30/26	17,061	17,057
McDonald's Corp.	3.500%	3/1/27	17,534	17,205
McDonald's Corp.	3.800%	4/1/28	6,000	6,037
NIKE Inc.	2.375%	11/1/26	17,564	16,131
Nordstrom Inc.	4.000%	3/15/27	5,600	5,354
Nordstrom Inc.	6.950%	3/15/28	1,980	2,199
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,678
O'Reilly Automotive Inc.	3.550%	3/15/26	4,546	4,374
O'Reilly Automotive Inc.	3.600%	9/1/27	10,300	9,729
QVC Inc.	4.850%	4/1/24	9,156	9,262
QVC Inc.	4.450%	2/15/25	7,025	6,798
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,602

Royal Caribbean Cruises Ltd.	3.700%	3/15/28	9,025	8,461
Starbucks Corp.	3.850%	10/1/23	10,673	10,994
Starbucks Corp.	2.450%	6/15/26	6,555	6,062
Starbucks Corp.	3.500%	3/1/28	6,253	6,205
Tapestry Inc.	4.250%	4/1/25	8,200	8,117
Tapestry Inc.	4.125%	7/15/27	8,190	7,819
Target Corp.	3.500%	7/1/24	11,250	11,321
Target Corp.	2.500%	4/15/26	15,152	13,957
TJX Cos. Inc.	2.250%	9/15/26	14,973	13,324
Toyota Motor Credit Corp.	2.250%	10/18/23	7,082	6,696
Toyota Motor Credit Corp.	2.900%	4/17/24	11,055	10,729
Toyota Motor Credit Corp.	3.400%	4/14/25	4,200	4,163
Toyota Motor Credit Corp.	3.200%	1/11/27	7,333	7,100
Toyota Motor Credit Corp.	3.050%	1/11/28	7,200	6,840
Visa Inc.	3.150%	12/14/25	60,310	58,812
Visa Inc.	2.750%	9/15/27	7,915	7,404
Walgreens Boots Alliance Inc.	3.800%	11/18/24	27,073	26,875
Walgreens Boots Alliance Inc.	3.450%	6/1/26	25,282	23,885
Walmart Inc.	2.550%	4/11/23	—	—
Walmart Inc.	3.300%	4/22/24	19,563	19,657
Walmart Inc.	2.650%	12/15/24	14,000	13,542
Walmart Inc.	5.875%	4/5/27	4,751	5,589
Wyndham Destinations Inc.	4.150%	4/1/24	3,225	3,182
Wyndham Destinations Inc.	5.100%	10/1/25	4,647	4,798
Wyndham Destinations Inc.	4.500%	4/1/27	4,450	4,366

Consumer Noncyclical (15.6%)
Abbott Laboratories	3.400%	11/30/23	22,469	22,269
Abbott Laboratories	2.950%	3/15/25	13,862	13,153
Abbott Laboratories	3.875%	9/15/25	2,708	2,712
Abbott Laboratories	3.750%	11/30/26	44,866	44,310
AbbVie Inc.	3.600%	5/14/25	52,470	51,104
AbbVie Inc.	3.200%	5/14/26	29,888	28,073
Agilent Technologies Inc.	3.875%	7/15/23	5,175	5,186
Agilent Technologies Inc.	3.050%	9/22/26	5,354	4,890
Allergan Funding SCS	3.850%	6/15/24	12,147	11,879
Allergan Funding SCS	3.800%	3/15/25	57,122	55,483
Altria Group Inc.	4.000%	1/31/24	17,232	17,536
Altria Group Inc.	2.625%	9/16/26	4,060	3,750
AmerisourceBergen Corp.	3.400%	5/15/24	4,985	4,898
AmerisourceBergen Corp.	3.250%	3/1/25	5,675	5,399
AmerisourceBergen Corp.	3.450%	12/15/27	12,475	11,659
Amgen Inc.	2.250%	8/19/23	9,294	8,724
Amgen Inc.	3.625%	5/22/24	20,167	20,162
Amgen Inc.	3.125%	5/1/25	11,021	10,551
Amgen Inc.	2.600%	8/19/26	15,832	14,332
Amgen Inc.	3.200%	11/2/27	10,373	9,709
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	18,936	19,051
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	160,830	157,837
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	24,828	24,754
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	21,020	20,946
Archer-Daniels-Midland Co.	2.500%	8/11/26	11,415	10,460
AstraZeneca plc	3.375%	11/16/25	25,752	25,157
AstraZeneca plc	3.125%	6/12/27	7,098	6,728
3 BAT Capital Corp.	3.222%	8/15/24	30,117	28,637
3 BAT Capital Corp.	3.557%	8/15/27	48,885	45,920
Baxalta Inc.	4.000%	6/23/25	28,679	28,001

Baxter International Inc.	2.600%	8/15/26	3,465	3,162
Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,479
Becton Dickinson & Co.	3.363%	6/6/24	23,687	22,852
Becton Dickinson & Co.	3.734%	12/15/24	12,787	12,529
Becton Dickinson & Co.	3.700%	6/6/27	30,401	28,848
Bestfoods	7.250%	12/15/26	519	636
Biogen Inc.	4.050%	9/15/25	25,748	26,033
Boston Scientific Corp.	4.125%	10/1/23	5,960	6,078
Boston Scientific Corp.	3.850%	5/15/25	10,616	10,563
Boston Scientific Corp.	4.000%	3/1/28	9,850	9,683
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,063
Bristol-Myers Squibb Co.	3.250%	11/1/23	10,621	10,605
Bristol-Myers Squibb Co.	3.250%	2/27/27	12,455	12,109
Brown-Forman Corp.	3.500%	4/15/25	4,025	4,005
Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,835	10,774
Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,145	6,743
Campbell Soup Co.	3.950%	3/15/25	15,835	15,436
Campbell Soup Co.	3.300%	3/19/25	2,981	2,776
Campbell Soup Co.	4.150%	3/15/28	18,125	17,345
Cardinal Health Inc.	3.079%	6/15/24	20,590	19,509
Cardinal Health Inc.	3.500%	11/15/24	2,568	2,477
Cardinal Health Inc.	3.750%	9/15/25	2,430	2,351
Cardinal Health Inc.	3.410%	6/15/27	13,005	12,042
Celgene Corp.	4.000%	8/15/23	7,643	7,700
Celgene Corp.	3.625%	5/15/24	14,096	13,812
Celgene Corp.	3.875%	8/15/25	39,318	38,474
Celgene Corp.	3.450%	11/15/27	7,554	7,030
Celgene Corp.	3.900%	2/20/28	22,484	21,648
Church & Dwight Co. Inc.	3.150%	8/1/27	5,785	5,367
Clorox Co.	3.500%	12/15/24	6,928	6,928
Clorox Co.	3.100%	10/1/27	5,531	5,207
Clorox Co.	3.900%	5/15/28	6,100	6,088
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	4,950	4,851
Coca-Cola Co.	3.200%	11/1/23	16,874	16,916
Coca-Cola Co.	2.875%	10/27/25	23,917	22,960
Coca-Cola Co.	2.550%	6/1/26	7,170	6,678
Coca-Cola Co.	2.250%	9/1/26	13,518	12,287
Coca-Cola Co.	2.900%	5/25/27	5,829	5,539
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,055	12,100
Colgate-Palmolive Co.	3.250%	3/15/24	7,209	7,239
Constellation Brands Inc.	4.750%	11/15/24	10,659	11,140
Constellation Brands Inc.	3.700%	12/6/26	9,145	8,902
Constellation Brands Inc.	3.500%	5/9/27	6,980	6,648
Constellation Brands Inc.	3.600%	2/15/28	10,635	10,177
Covidien International Finance SA	2.950%	6/15/23	5,780	5,698
CVS Health Corp.	4.000%	12/5/23	18,146	18,316
CVS Health Corp.	3.375%	8/12/24	8,830	8,511
CVS Health Corp.	4.100%	3/25/25	67,170	67,179
CVS Health Corp.	3.875%	7/20/25	40,111	39,403
CVS Health Corp.	2.875%	6/1/26	25,169	22,888
CVS Health Corp.	4.300%	3/25/28	127,075	126,177
Danaher Corp.	3.350%	9/15/25	6,480	6,445
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	8,396	8,061
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	2,504	2,347
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	7,670	6,697
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	4,173	3,876
3 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	1,000	929

Eli Lilly & Co.	2.750%	6/1/25	11,438	10,928
Eli Lilly & Co.	5.500%	3/15/27	559	641
Eli Lilly & Co.	3.100%	5/15/27	12,675	12,200
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,237	7,002
Express Scripts Holding Co.	3.000%	7/15/23	21,122	20,088
Express Scripts Holding Co.	3.500%	6/15/24	13,266	12,749
Express Scripts Holding Co.	4.500%	2/25/26	20,382	20,456
Express Scripts Holding Co.	3.400%	3/1/27	20,957	19,329
Flowers Foods Inc.	3.500%	10/1/26	4,575	4,296
General Mills Inc.	3.700%	10/17/23	7,500	7,460
General Mills Inc.	3.650%	2/15/24	4,551	4,567
General Mills Inc.	4.000%	4/17/25	1,000	996
General Mills Inc.	3.200%	2/10/27	10,675	9,836
General Mills Inc.	4.200%	4/17/28	19,150	18,901
Gilead Sciences Inc.	2.500%	9/1/23	15,427	14,751
Gilead Sciences Inc.	3.700%	4/1/24	23,970	24,107
Gilead Sciences Inc.	3.500%	2/1/25	21,358	21,116
Gilead Sciences Inc.	3.650%	3/1/26	37,392	36,960
Gilead Sciences Inc.	2.950%	3/1/27	19,377	18,143
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	23,000	23,093
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	13,000	13,173
Hasbro Inc.	3.500%	9/15/27	6,753	6,253
Hershey Co.	3.200%	8/21/25	1,500	1,463
Hershey Co.	2.300%	8/15/26	4,297	3,894
Hershey Co.	7.200%	8/15/27	146	182
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	11,427	11,541
Ingredion Inc.	3.200%	10/1/26	6,615	6,210
JM Smucker Co.	3.500%	3/15/25	13,187	12,857
JM Smucker Co.	3.375%	12/15/27	6,840	6,476
Johnson & Johnson	6.730%	11/15/23	50	59
Johnson & Johnson	3.375%	12/5/23	9,412	9,542
Johnson & Johnson	2.625%	1/15/25	10,256	9,839
Johnson & Johnson	2.450%	3/1/26	30,659	28,704
Johnson & Johnson	2.950%	3/3/27	16,059	15,512
Johnson & Johnson	2.900%	1/15/28	18,680	17,944
Kaiser Foundation Hospitals	3.150%	5/1/27	7,725	7,397
Kellogg Co.	2.650%	12/1/23	9,645	9,151
Kellogg Co.	3.250%	4/1/26	7,306	6,887
Kellogg Co.	3.400%	11/15/27	8,747	8,223
Kimberly-Clark Corp.	2.400%	6/1/23	4,382	4,212
Kimberly-Clark Corp.	3.050%	8/15/25	3,140	3,035
Kimberly-Clark Corp.	2.750%	2/15/26	6,250	5,882
Kraft Heinz Foods Co.	3.950%	7/15/25	24,816	24,447
Kraft Heinz Foods Co.	3.000%	6/1/26	25,985	23,666
Laboratory Corp. of America Holdings	4.000%	11/1/23	3,495	3,548
Laboratory Corp. of America Holdings	3.250%	9/1/24	10,940	10,567
Laboratory Corp. of America Holdings	3.600%	2/1/25	14,030	13,734
Laboratory Corp. of America Holdings	3.600%	9/1/27	8,125	7,753
3 Maple Escrow Subsidiary Inc.	4.417%	5/25/25	13,425	13,516
3 Maple Escrow Subsidiary Inc.	4.597%	5/25/28	29,200	29,278
McCormick & Co. Inc.	3.150%	8/15/24	8,425	8,121
McCormick & Co. Inc.	3.400%	8/15/27	10,950	10,373
McKesson Corp.	3.796%	3/15/24	15,955	15,878
McKesson Corp.	3.950%	2/16/28	6,832	6,668
Mead Johnson Nutrition Co.	4.125%	11/15/25	9,865	10,088
Medtronic Global Holdings SCA	3.350%	4/1/27	16,693	16,375
Medtronic Inc.	3.625%	3/15/24	13,666	13,719

Medtronic Inc.	3.500%	3/15/25	53,141	52,970
Merck & Co. Inc.	2.750%	2/10/25	31,627	30,401
Molson Coors Brewing Co.	3.000%	7/15/26	24,997	22,801
Mylan Inc.	4.200%	11/29/23	6,595	6,602
3 Mylan Inc.	4.550%	4/15/28	8,050	7,848
Mylan NV	3.950%	6/15/26	26,490	25,236
Newell Brands Inc.	4.000%	12/1/24	6,077	5,948
Newell Brands Inc.	3.900%	11/1/25	5,360	5,165
Newell Brands Inc.	4.200%	4/1/26	26,926	26,426
Novartis Capital Corp.	3.400%	5/6/24	26,567	26,576
Novartis Capital Corp.	3.000%	11/20/25	24,569	23,716
Novartis Capital Corp.	3.100%	5/17/27	13,154	12,700
PepsiCo Inc.	3.600%	3/1/24	16,970	17,243
PepsiCo Inc.	2.750%	4/30/25	16,317	15,559
PepsiCo Inc.	3.500%	7/17/25	6,860	6,850
PepsiCo Inc.	2.850%	2/24/26	8,753	8,335
PepsiCo Inc.	2.375%	10/6/26	13,625	12,447
PepsiCo Inc.	3.000%	10/15/27	21,600	20,572
Perrigo Finance Unlimited Co.	3.900%	12/15/24	9,997	9,731
Perrigo Finance Unlimited Co.	4.375%	3/15/26	12,082	11,931
Pfizer Inc.	3.000%	6/15/23	10,918	10,843
Pfizer Inc.	3.400%	5/15/24	14,076	14,129
Pfizer Inc.	2.750%	6/3/26	23,665	22,399
Pfizer Inc.	3.000%	12/15/26	18,359	17,670
Philip Morris International Inc.	3.600%	11/15/23	7,409	7,442
Philip Morris International Inc.	3.250%	11/10/24	6,098	5,949
Philip Morris International Inc.	3.375%	8/11/25	11,382	11,085
Philip Morris International Inc.	2.750%	2/25/26	12,100	11,269
Philip Morris International Inc.	3.125%	8/17/27	6,050	5,732
Philip Morris International Inc.	3.125%	3/2/28	6,920	6,535
Procter & Gamble Co.	3.100%	8/15/23	12,986	13,005
Procter & Gamble Co.	2.700%	2/2/26	6,212	5,924
Procter & Gamble Co.	2.450%	11/3/26	12,115	11,268
Procter & Gamble Co.	2.850%	8/11/27	11,485	10,952
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,225	2,075
Quest Diagnostics Inc.	4.250%	4/1/24	2,150	2,198
Quest Diagnostics Inc.	3.500%	3/30/25	3,080	2,992
Quest Diagnostics Inc.	3.450%	6/1/26	12,383	11,796
Reynolds American Inc.	4.850%	9/15/23	8,218	8,583
Reynolds American Inc.	4.450%	6/12/25	34,951	35,364
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	38,926	36,685
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	36,592	33,564
SSM Health Care Corp.	3.688%	6/1/23	4,450	4,468
SSM Health Care Corp.	3.823%	6/1/27	4,600	4,577
Stryker Corp.	3.375%	5/15/24	7,392	7,319
Stryker Corp.	3.375%	11/1/25	7,265	7,121
Stryker Corp.	3.500%	3/15/26	13,166	12,969
Stryker Corp.	3.650%	3/7/28	7,600	7,536
Sysco Corp.	3.550%	3/15/25	5,500	5,450
Sysco Corp.	3.750%	10/1/25	10,678	10,608
Sysco Corp.	3.300%	7/15/26	8,158	7,786
Sysco Corp.	3.250%	7/15/27	14,290	13,506
The Kroger Co.	3.850%	8/1/23	9,132	9,204
The Kroger Co.	4.000%	2/1/24	6,210	6,244
The Kroger Co.	3.500%	2/1/26	6,674	6,340
The Kroger Co.	2.650%	10/15/26	10,734	9,526

The Kroger Co.	3.700%	8/1/27	5,775	5,505
Thermo Fisher Scientific Inc.	4.150%	2/1/24	10,982	11,204
Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,155	4,098
Thermo Fisher Scientific Inc.	2.950%	9/19/26	17,041	15,842
Thermo Fisher Scientific Inc.	3.200%	8/15/27	9,900	9,293
Tyson Foods Inc.	3.950%	8/15/24	17,393	17,478
Tyson Foods Inc.	3.550%	6/2/27	18,822	17,882
Unilever Capital Corp.	2.600%	5/5/24	12,825	12,260
Unilever Capital Corp.	3.375%	3/22/25	500	499
Unilever Capital Corp.	3.100%	7/30/25	4,725	4,602
Unilever Capital Corp.	2.000%	7/28/26	13,400	11,859
Unilever Capital Corp.	2.900%	5/5/27	6,500	6,159
Unilever Capital Corp.	3.500%	3/22/28	7,300	7,268
Whirlpool Corp.	4.000%	3/1/24	4,270	4,335
Whirlpool Corp.	3.700%	5/1/25	4,650	4,533
Whole Foods Market Inc.	5.200%	12/3/25	180	198
Wyeth LLC	6.450%	2/1/24	10,044	11,637
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	25,421	24,414
Zoetis Inc.	4.500%	11/13/25	8,653	9,040
Zoetis Inc.	3.000%	9/12/27	11,360	10,526

Energy (9.3%)
Anadarko Petroleum Corp.	3.450%	7/15/24	9,383	9,089
Anadarko Petroleum Corp.	5.550%	3/15/26	17,020	18,421
Andeavor	4.750%	12/15/23	15,159	15,690
Andeavor	5.125%	4/1/24	2,000	2,070
Andeavor	5.125%	12/15/26	11,680	12,322
Andeavor	3.800%	4/1/28	4,250	4,067
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	550	589
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	15,720	16,152
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	9,905	9,608
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	18,500	17,335
Boardwalk Pipelines LP	4.950%	12/15/24	8,775	9,026
Boardwalk Pipelines LP	5.950%	6/1/26	6,740	7,294
Boardwalk Pipelines LP	4.450%	7/15/27	8,512	8,372
BP Capital Markets plc	2.500%	11/6/22	—	—
BP Capital Markets plc	3.994%	9/26/23	7,125	7,324
BP Capital Markets plc	3.216%	11/28/23	19,682	19,435
BP Capital Markets plc	3.814%	2/10/24	10,124	10,269
BP Capital Markets plc	3.224%	4/14/24	9,606	9,432
BP Capital Markets plc	3.535%	11/4/24	15,784	15,749
BP Capital Markets plc	3.506%	3/17/25	9,660	9,615
BP Capital Markets plc	3.119%	5/4/26	17,455	16,719
BP Capital Markets plc	3.017%	1/16/27	11,180	10,626
BP Capital Markets plc	3.588%	4/14/27	16,875	16,709
BP Capital Markets plc	3.279%	9/19/27	22,550	21,786
Buckeye Partners LP	4.150%	7/1/23	6,506	6,447
Buckeye Partners LP	4.350%	10/15/24	682	675
Buckeye Partners LP	3.950%	12/1/26	15,328	14,162
Buckeye Partners LP	4.125%	12/1/27	1,500	1,396
Canadian Natural Resources Ltd.	3.800%	4/15/24	9,004	8,938
Canadian Natural Resources Ltd.	3.900%	2/1/25	3,667	3,626
Canadian Natural Resources Ltd.	3.850%	6/1/27	19,671	19,285

Cenovus Energy Inc.	3.800%	9/15/23	7,890	7,742
Cenovus Energy Inc.	4.250%	4/15/27	15,434	14,817
Chevron Corp.	2.566%	5/16/23	6,513	6,320
Chevron Corp.	3.191%	6/24/23	31,259	31,030
Chevron Corp.	2.895%	3/3/24	13,851	13,531
Chevron Corp.	3.326%	11/17/25	11,065	10,937
Chevron Corp.	2.954%	5/16/26	27,965	26,869
Cimarex Energy Co.	4.375%	6/1/24	12,853	13,149
Cimarex Energy Co.	3.900%	5/15/27	8,850	8,631
Columbia Pipeline Group Inc.	4.500%	6/1/25	12,973	13,087
Concho Resources Inc.	4.375%	1/15/25	3,400	3,425
Concho Resources Inc.	3.750%	10/1/27	17,665	17,091
ConocoPhillips Co.	3.350%	11/15/24	16,398	16,338
ConocoPhillips Co.	3.350%	5/15/25	1,888	1,860
ConocoPhillips Co.	4.950%	3/15/26	18,666	20,095
Continental Resources Inc.	3.800%	6/1/24	13,200	12,870
Continental Resources Inc.	4.375%	1/15/28	6,100	6,100
Devon Energy Corp.	5.850%	12/15/25	6,975	7,731
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	3,175	3,161
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,775	5,679
Enable Midstream Partners LP	3.900%	5/15/24	4,300	4,165
Enable Midstream Partners LP	4.400%	3/15/27	10,920	10,531
Enable Midstream Partners LP	4.950%	5/15/28	12,000	11,997
Enbridge Energy Partners LP	5.875%	10/15/25	6,598	7,190
Enbridge Inc.	4.000%	10/1/23	5,005	5,033
Enbridge Inc.	3.500%	6/10/24	7,334	7,109
Enbridge Inc.	4.250%	12/1/26	14,625	14,591
Enbridge Inc.	3.700%	7/15/27	10,472	10,015
Energy Transfer LP	4.900%	2/1/24	4,020	4,112
Energy Transfer LP	4.050%	3/15/25	12,110	11,668
Energy Transfer LP	4.750%	1/15/26	18,980	18,951
Energy Transfer LP	4.200%	4/15/27	6,454	6,180
EnLink Midstream Partners LP	4.400%	4/1/24	12,712	12,687
EnLink Midstream Partners LP	4.150%	6/1/25	9,195	8,786
EnLink Midstream Partners LP	4.850%	7/15/26	3,055	3,035
Enterprise Products Operating LLC	3.900%	2/15/24	9,022	9,100
Enterprise Products Operating LLC	3.750%	2/15/25	16,078	15,933
Enterprise Products Operating LLC	3.700%	2/15/26	17,548	17,221
Enterprise Products Operating LLC	3.950%	2/15/27	4,696	4,681
1 Enterprise Products Operating LLC	5.250%	8/16/77	10,000	9,472
1 Enterprise Products Operating LLC	5.375%	2/15/78	8,500	7,891
EOG Resources Inc.	3.150%	4/1/25	4,391	4,220
EOG Resources Inc.	4.150%	1/15/26	13,229	13,503
EQT Corp.	3.900%	10/1/27	16,805	15,941
EQT Midstream Partners LP	4.000%	8/1/24	4,290	4,129
EQT Midstream Partners LP	4.125%	12/1/26	7,500	7,064
Exxon Mobil Corp.	3.176%	3/15/24	7,703	7,648
Exxon Mobil Corp.	2.709%	3/6/25	25,075	24,109
Exxon Mobil Corp.	3.043%	3/1/26	34,745	33,655
Halliburton Co.	3.500%	8/1/23	10,804	10,784
Halliburton Co.	3.800%	11/15/25	31,532	31,424
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	6,050	6,172
Hess Corp.	3.500%	7/15/24	3,450	3,283
Hess Corp.	4.300%	4/1/27	15,117	14,755
HollyFrontier Corp.	5.875%	4/1/26	12,009	12,953
Husky Energy Inc.	4.000%	4/15/24	10,289	10,356
Kerr-McGee Corp.	6.950%	7/1/24	7,366	8,462

Kinder Morgan Energy Partners LP	3.500%	9/1/23	11,160	10,852
Kinder Morgan Energy Partners LP	4.150%	2/1/24	8,123	8,159
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,873	10,935
Kinder Morgan Energy Partners LP	4.250%	9/1/24	10,252	10,274
Kinder Morgan Inc.	4.300%	6/1/25	15,680	15,705
Kinder Morgan Inc./DE	4.300%	3/1/28	18,500	18,020
Magellan Midstream Partners LP	5.000%	3/1/26	7,402	7,914
Marathon Oil Corp.	3.850%	6/1/25	16,639	16,375
Marathon Oil Corp.	4.400%	7/15/27	11,410	11,544
Marathon Petroleum Corp.	3.625%	9/15/24	9,823	9,679
MPLX LP	4.500%	7/15/23	15,406	15,861
MPLX LP	4.875%	12/1/24	22,503	23,440
MPLX LP	4.000%	2/15/25	7,330	7,230
MPLX LP	4.875%	6/1/25	19,220	19,881
MPLX LP	4.125%	3/1/27	9,856	9,561
MPLX LP	4.000%	3/15/28	10,850	10,454
National Fuel Gas Co.	5.200%	7/15/25	6,000	6,164
National Fuel Gas Co.	3.950%	9/15/27	5,430	5,184
Noble Energy Inc.	3.900%	11/15/24	8,041	8,005
Noble Energy Inc.	3.850%	1/15/28	8,675	8,421
Occidental Petroleum Corp.	3.500%	6/15/25	8,961	8,888
Occidental Petroleum Corp.	3.400%	4/15/26	18,456	18,027
Occidental Petroleum Corp.	3.000%	2/15/27	7,274	6,881
ONEOK Inc.	7.500%	9/1/23	10,615	12,296
ONEOK Inc.	4.000%	7/13/27	3,430	3,347
ONEOK Partners LP	5.000%	9/15/23	4,955	5,191
ONEOK Partners LP	4.900%	3/15/25	6,034	6,258
3 Patterson-UTI Energy Inc.	3.950%	2/1/28	4,810	4,585
Phillips 66	3.900%	3/15/28	7,610	7,553
Phillips 66 Partners LP	3.605%	2/15/25	6,495	6,252
Phillips 66 Partners LP	3.550%	10/1/26	5,225	4,924
Phillips 66 Partners LP	3.750%	3/1/28	7,675	7,281
Pioneer Natural Resources Co.	4.450%	1/15/26	5,885	6,068
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	8,253	8,084
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	7,824	7,455
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	16,086	16,112
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	11,390	11,205
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	9,525	9,620
Sabine Pass Liquefaction LLC	5.750%	5/15/24	31,369	33,643
Sabine Pass Liquefaction LLC	5.625%	3/1/25	28,426	30,345
Sabine Pass Liquefaction LLC	5.875%	6/30/26	17,103	18,514
Sabine Pass Liquefaction LLC	5.000%	3/15/27	17,340	17,882
Sabine Pass Liquefaction LLC	4.200%	3/15/28	19,223	18,646
Schlumberger Investment SA	3.650%	12/1/23	22,060	22,320
Shell International Finance BV	3.400%	8/12/23	16,304	16,397
Shell International Finance BV	3.250%	5/11/25	33,162	32,528
Shell International Finance BV	2.875%	5/10/26	21,344	20,258
Shell International Finance BV	2.500%	9/12/26	17,132	15,848
Spectra Energy Partners LP	4.750%	3/15/24	13,697	14,129
Spectra Energy Partners LP	3.500%	3/15/25	6,845	6,540
Spectra Energy Partners LP	3.375%	10/15/26	7,518	7,007
Suncor Energy Inc.	3.600%	12/1/24	9,620	9,525

Sunoco Logistics Partners Operations LP	4.250%	4/1/24	8,198	8,130
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	7,485	8,034
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	2,690	2,528
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	6,800	6,407
TC PipeLines LP	4.375%	3/13/25	575	573
TC PipeLines LP	3.900%	5/25/27	8,015	7,604
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	950	1,096
Total Capital Canada Ltd.	2.750%	7/15/23	17,978	17,455
Total Capital International SA	3.700%	1/15/24	13,352	13,518
Total Capital International SA	3.750%	4/10/24	11,454	11,627
TransCanada PipeLines Ltd.	3.750%	10/16/23	13,224	13,301
TransCanada PipeLines Ltd.	4.875%	1/15/26	8,569	9,009
TransCanada PipeLines Ltd.	4.250%	5/15/28	9,500	9,560
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,160	9,995
3 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,100	3,045
Valero Energy Corp.	3.650%	3/15/25	7,921	7,793
Valero Energy Corp.	3.400%	9/15/26	17,136	16,378
Valero Energy Corp.	4.350%	6/1/28	4,550	4,608
Valero Energy Partners LP	4.375%	12/15/26	7,420	7,327
Valero Energy Partners LP	4.500%	3/15/28	5,885	5,824
Western Gas Partners LP	3.950%	6/1/25	8,106	7,840
Western Gas Partners LP	4.650%	7/1/26	4,917	4,945
Western Gas Partners LP	4.500%	3/1/28	2,900	2,870
Williams Partners LP	4.500%	11/15/23	7,381	7,535
Williams Partners LP	4.300%	3/4/24	11,487	11,574
Williams Partners LP	3.900%	1/15/25	13,610	13,320
Williams Partners LP	4.000%	9/15/25	16,617	16,253
Williams Partners LP	3.750%	6/15/27	21,845	20,682

Other Industrial (0.2%)
CBRE Services Inc.	5.250%	3/15/25	5,695	6,036
CBRE Services Inc.	4.875%	3/1/26	9,095	9,458
Cintas Corp. No 2	3.700%	4/1/27	11,350	11,179
Fluor Corp.	3.500%	12/15/24	7,525	7,400

Technology (9.5%)
4 Adobe Systems Inc.	3.250%	2/1/25	13,444	13,274
Alphabet Inc.	3.375%	2/25/24	16,650	16,793
Alphabet Inc.	1.998%	8/15/26	17,409	15,648
Altera Corp.	4.100%	11/15/23	5,400	5,617
Amphenol Corp.	3.200%	4/1/24	3,760	3,620
Analog Devices Inc.	2.875%	6/1/23	7,450	7,189
Analog Devices Inc.	3.125%	12/5/23	8,257	8,019
Analog Devices Inc.	3.900%	12/15/25	10,218	10,117
Analog Devices Inc.	3.500%	12/5/26	11,496	11,011
Apple Inc.	3.000%	2/9/24	21,550	21,174
Apple Inc.	3.450%	5/6/24	27,655	27,818
Apple Inc.	2.850%	5/11/24	25,167	24,495
Apple Inc.	2.750%	1/13/25	23,848	22,878
Apple Inc.	2.500%	2/9/25	19,948	18,822
Apple Inc.	3.200%	5/13/25	28,266	27,793
Apple Inc.	3.250%	2/23/26	42,347	41,598
Apple Inc.	2.450%	8/4/26	30,764	28,376
Apple Inc.	3.350%	2/9/27	33,081	32,557
Apple Inc.	3.200%	5/11/27	27,057	26,270
Apple Inc.	3.000%	6/20/27	12,470	11,922
Apple Inc.	2.900%	9/12/27	27,057	25,568

Apple Inc.	3.000%	11/13/27	20,108	19,207
Applied Materials Inc.	3.900%	10/1/25	8,762	8,905
Applied Materials Inc.	3.300%	4/1/27	16,853	16,382
Arrow Electronics Inc.	3.250%	9/8/24	6,869	6,434
Arrow Electronics Inc.	4.000%	4/1/25	7,470	7,254
Arrow Electronics Inc.	3.875%	1/12/28	4,515	4,289
Autodesk Inc.	4.375%	6/15/25	5,285	5,330
Autodesk Inc.	3.500%	6/15/27	5,800	5,488
Avnet Inc.	4.625%	4/15/26	7,950	7,822
Baidu Inc.	3.875%	9/29/23	12,000	12,020
Baidu Inc.	4.125%	6/30/25	4,585	4,585
Baidu Inc.	3.625%	7/6/27	9,775	9,273
Baidu Inc.	4.375%	3/29/28	5,700	5,728
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	33,218	32,336
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	16,550	15,464
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	75,493	71,927
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	6,375	5,842
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,998	4,762
CA Inc.	4.700%	3/15/27	4,550	4,601
Cadence Design Systems Inc.	4.375%	10/15/24	4,675	4,767
Cisco Systems Inc.	2.200%	9/20/23	7,969	7,561
Cisco Systems Inc.	3.625%	3/4/24	20,175	20,505
Cisco Systems Inc.	2.950%	2/28/26	10,728	10,260
Cisco Systems Inc.	2.500%	9/20/26	19,016	17,614
Citrix Systems Inc.	4.500%	12/1/27	10,935	10,634
3 Dell International LLC / EMC Corp.	5.450%	6/15/23	49,995	52,545
3 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	62,026	65,233
DXC Technology Co.	4.250%	4/15/24	7,291	7,344
DXC Technology Co.	4.750%	4/15/27	8,250	8,361
Equifax Inc.	3.950%	6/15/23	2,875	2,875
Fidelity National Information Services Inc.	3.875%	6/5/24	3,364	3,363
Fidelity National Information Services Inc.	5.000%	10/15/25	9,784	10,336
Fidelity National Information Services Inc.	3.000%	8/15/26	20,481	18,827
Fidelity National Information Services Inc.	4.250%	5/15/28	5,500	5,525
Fiserv Inc.	3.850%	6/1/25	11,700	11,669
Flex Ltd.	4.750%	6/15/25	7,395	7,535
Google Inc.	3.375%	2/25/24	—	—
Hewlett Packard Enterprise Co.	4.900%	10/15/25	33,675	34,609
Intel Corp.	2.875%	5/11/24	19,347	18,776
Intel Corp.	3.700%	7/29/25	32,643	33,087
Intel Corp.	2.600%	5/19/26	13,757	12,846
Intel Corp.	3.150%	5/11/27	14,952	14,516
International Business Machines Corp.	3.375%	8/1/23	26,147	26,214
International Business Machines Corp.	3.625%	2/12/24	22,144	22,331
International Business Machines Corp.	7.000%	10/30/25	8,248	9,983
International Business Machines Corp.	3.450%	2/19/26	21,594	21,372
International Business Machines Corp.	3.300%	1/27/27	6,240	6,091
International Business Machines Corp.	6.220%	8/1/27	3,601	4,281
International Business Machines Corp.	6.500%	1/15/28	2,075	2,537
Jabil Inc.	3.950%	1/12/28	6,700	6,373
Juniper Networks Inc.	4.500%	3/15/24	6,062	6,164
Juniper Networks Inc.	4.350%	6/15/25	4,670	4,641

Keysight Technologies Inc.	4.550%	10/30/24	8,100	8,226
Keysight Technologies Inc.	4.600%	4/6/27	9,325	9,430
KLA-Tencor Corp.	4.650%	11/1/24	16,790	17,402
Lam Research Corp.	3.800%	3/15/25	6,868	6,850
Maxim Integrated Products Inc.	3.450%	6/15/27	6,875	6,529
Microsoft Corp.	2.000%	8/8/23	20,585	19,500
Microsoft Corp.	3.625%	12/15/23	18,153	18,606
Microsoft Corp.	2.875%	2/6/24	34,727	34,111
Microsoft Corp.	2.700%	2/12/25	32,998	31,715
Microsoft Corp.	3.125%	11/3/25	34,839	34,231
Microsoft Corp.	2.400%	8/8/26	56,972	52,766
Microsoft Corp.	3.300%	2/6/27	47,951	47,403
Motorola Solutions Inc.	4.000%	9/1/24	10,097	9,998
Motorola Solutions Inc.	4.600%	2/23/28	9,625	9,525
NetApp Inc.	3.300%	9/29/24	6,160	5,905
NVIDIA Corp.	3.200%	9/16/26	11,776	11,332
Oracle Corp.	3.625%	7/15/23	10,256	10,436
Oracle Corp.	2.400%	9/15/23	34,623	33,157
Oracle Corp.	3.400%	7/8/24	30,082	30,049
Oracle Corp.	2.950%	11/15/24	29,192	28,322
Oracle Corp.	2.950%	5/15/25	31,032	29,907
Oracle Corp.	2.650%	7/15/26	38,718	36,063
Oracle Corp.	3.250%	11/15/27	35,720	34,633
QUALCOMM Inc.	2.900%	5/20/24	21,293	20,203
QUALCOMM Inc.	3.450%	5/20/25	29,107	28,206
QUALCOMM Inc.	3.250%	5/20/27	23,275	21,815
salesforce.com Inc.	3.700%	4/11/28	19,725	19,575
Seagate HDD Cayman	4.750%	6/1/23	10,407	10,251
Seagate HDD Cayman	4.875%	3/1/24	6,969	6,812
Seagate HDD Cayman	4.750%	1/1/25	12,231	11,742
Seagate HDD Cayman	4.875%	6/1/27	9,872	9,206
Tech Data Corp.	4.950%	2/15/27	7,155	7,133
Texas Instruments Inc.	2.625%	5/15/24	11,671	11,149
Texas Instruments Inc.	2.900%	11/3/27	2,235	2,112
Total System Services Inc.	3.750%	6/1/23	7,583	7,542
Total System Services Inc.	4.800%	4/1/26	9,879	10,241
Total System Services Inc.	4.450%	6/1/28	5,000	5,022
Trimble Inc.	4.750%	12/1/24	5,475	5,638
Tyco Electronics Group SA	3.450%	8/1/24	5,521	5,407
Tyco Electronics Group SA	3.700%	2/15/26	4,265	4,211
Tyco Electronics Group SA	3.125%	8/15/27	6,860	6,430
Verisk Analytics Inc.	4.000%	6/15/25	13,449	13,349
VMware Inc.	3.900%	8/21/27	17,867	16,638
Xerox Corp.	3.625%	3/15/23	4,000	3,860
Xilinx Inc.	2.950%	6/1/24	10,662	10,181

Transportation (1.9%)
1 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	3,372	3,387
1 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	5,407	5,279
1 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	11,712	11,257
1 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,734	1,690
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	3,101	3,019

1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	4,339	4,209
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	924	899
1 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	2,008	2,037
1 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,095
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,536	9,754
Burlington Northern Santa Fe LLC	3.750%	4/1/24	12,600	12,789
Burlington Northern Santa Fe LLC	3.400%	9/1/24	7,692	7,643
Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,527	11,123
Burlington Northern Santa Fe LLC	3.650%	9/1/25	8,450	8,475
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,001	3,626
Burlington Northern Santa Fe LLC	3.250%	6/15/27	6,560	6,393
Canadian National Railway Co.	2.950%	11/21/24	5,983	5,837
Canadian National Railway Co.	2.750%	3/1/26	2,643	2,487
Canadian Pacific Railway Co.	2.900%	2/1/25	12,763	12,211
CH Robinson Worldwide Inc.	4.200%	4/15/28	8,950	8,890
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,795	7,878
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	5,427	5,452
CSX Corp.	3.700%	11/1/23	2,075	2,081
CSX Corp.	3.400%	8/1/24	10,272	10,107
CSX Corp.	3.350%	11/1/25	7,960	7,699
CSX Corp.	2.600%	11/1/26	10,863	9,842
CSX Corp.	3.250%	6/1/27	11,161	10,572
CSX Corp.	3.800%	3/1/28	8,750	8,617
1 CSX Transportation Inc.	6.251%	1/15/23	28	31
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	335	332
Delta Air Lines Inc.	4.375%	4/19/28	6,500	6,363
FedEx Corp.	2.700%	4/15/23	1,700	1,637
FedEx Corp.	4.000%	1/15/24	6,922	7,047
FedEx Corp.	3.200%	2/1/25	10,098	9,794
FedEx Corp.	3.250%	4/1/26	8,374	8,024
FedEx Corp.	3.300%	3/15/27	4,220	4,029
FedEx Corp.	3.400%	2/15/28	6,050	5,811
Kirby Corp.	4.200%	3/1/28	8,625	8,527
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	5,436	5,205
Norfolk Southern Corp.	3.850%	1/15/24	3,050	3,088
Norfolk Southern Corp.	5.590%	5/17/25	3,270	3,559
Norfolk Southern Corp.	2.900%	6/15/26	8,775	8,237
Norfolk Southern Corp.	7.800%	5/15/27	3,692	4,667
Norfolk Southern Corp.	3.150%	6/1/27	8,722	8,228
Southwest Airlines Co.	3.000%	11/15/26	3,500	3,241
Southwest Airlines Co.	3.450%	11/16/27	4,190	3,980
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,018	1,076
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	549	548
Trinity Industries Inc.	4.550%	10/1/24	3,285	3,192
Union Pacific Corp.	3.646%	2/15/24	7,829	7,900
Union Pacific Corp.	3.750%	3/15/24	6,305	6,397
Union Pacific Corp.	3.250%	1/15/25	4,357	4,270
Union Pacific Corp.	3.250%	8/15/25	7,009	6,857
Union Pacific Corp.	2.750%	3/1/26	10,338	9,740

Union Pacific Corp.	3.000%	4/15/27	8,647	8,235
1 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	7,343	7,466
1 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	7,775	7,778
1 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	7,686	7,621
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	5,032	4,881
United Parcel Service Inc.	2.800%	11/15/24	13,233	12,744
United Parcel Service Inc.	2.400%	11/15/26	8,617	7,862
United Parcel Service Inc.	3.050%	11/15/27	12,480	11,878
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	812	877
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	1,982	2,048
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,640	2,636
				11,503,674
Utilities (5.2%)
Electric (4.6%)
3 AEP Texas Inc.	3.950%	6/1/28	5,000	5,031
AEP Transmission Co. LLC	3.100%	12/1/26	6,125	5,875
Alabama Power Co.	3.550%	12/1/23	6,075	6,142
Ameren Corp.	3.650%	2/15/26	4,150	4,029
Ameren Illinois Co.	3.250%	3/1/25	4,247	4,160
Ameren Illinois Co.	3.800%	5/15/28	6,000	6,073
American Electric Power Co. Inc.	3.200%	11/13/27	3,850	3,615
Appalachian Power Co.	3.400%	6/1/25	1,275	1,244
Appalachian Power Co.	3.300%	6/1/27	3,500	3,362
Arizona Public Service Co.	3.150%	5/15/25	4,070	3,982
Arizona Public Service Co.	2.950%	9/15/27	4,125	3,855
Avangrid Inc.	3.150%	12/1/24	8,304	8,001
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,725	3,706
Baltimore Gas & Electric Co.	2.400%	8/15/26	2,900	2,637
Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,555	10,669
Berkshire Hathaway Energy Co.	3.500%	2/1/25	6,298	6,223
Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,900	4,686
Black Hills Corp.	4.250%	11/30/23	1,120	1,132
Black Hills Corp.	3.950%	1/15/26	8,720	8,650
Black Hills Corp.	3.150%	1/15/27	5,350	4,972
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	940	860
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,351	3,185
Cleco Corporate Holdings LLC	3.743%	5/1/26	7,016	6,611
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,900	3,177
CMS Energy Corp.	3.000%	5/15/26	4,380	4,120
CMS Energy Corp.	3.450%	8/15/27	4,775	4,577
Commonwealth Edison Co.	2.550%	6/15/26	6,625	6,142
Commonwealth Edison Co.	2.950%	8/15/27	2,880	2,729
Connecticut Light & Power Co.	3.200%	3/15/27	4,750	4,593
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	4,600	4,400
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	3,000	3,034
Consumers Energy Co.	3.375%	8/15/23	3,620	3,617
Delmarva Power & Light Co.	3.500%	11/15/23	4,674	4,674
Dominion Energy Inc.	3.625%	12/1/24	4,908	4,796
Dominion Energy Inc.	3.900%	10/1/25	8,277	8,171
Dominion Energy Inc.	2.850%	8/15/26	6,514	5,908

Dominion Energy Inc.	4.250%	6/1/28	3,300	3,299
1 Dominion Energy Inc.	5.750%	10/1/54	4,975	5,215
DTE Electric Co.	3.650%	3/15/24	7,569	7,679
DTE Electric Co.	3.375%	3/1/25	3,661	3,613
DTE Energy Co.	3.850%	12/1/23	3,825	3,857
DTE Energy Co.	3.500%	6/1/24	5,550	5,459
DTE Energy Co.	2.850%	10/1/26	7,955	7,263
DTE Energy Co.	3.800%	3/15/27	5,650	5,533
Duke Energy Carolinas LLC	2.950%	12/1/26	7,735	7,336
Duke Energy Corp.	3.950%	10/15/23	4,700	4,775
Duke Energy Corp.	3.750%	4/15/24	15,857	15,890
Duke Energy Corp.	2.650%	9/1/26	15,526	14,063
Duke Energy Corp.	3.150%	8/15/27	10,275	9,568
Duke Energy Florida LLC	3.200%	1/15/27	8,421	8,129
Duke Energy Ohio Inc.	3.800%	9/1/23	6,711	6,819
Duke Energy Progress LLC	3.250%	8/15/25	7,702	7,488
Edison International	4.125%	3/15/28	7,500	7,453
Emera US Finance LP	3.550%	6/15/26	12,666	11,991
Enel Americas SA	4.000%	10/25/26	2,892	2,745
Enel Generacion Chile SA	4.250%	4/15/24	2,400	2,386
Entergy Arkansas Inc.	3.700%	6/1/24	3,375	3,399
Entergy Arkansas Inc.	3.500%	4/1/26	9,684	9,597
Entergy Corp.	2.950%	9/1/26	7,675	7,011
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,799	3,117
Entergy Louisiana LLC	4.050%	9/1/23	5,150	5,270
Entergy Louisiana LLC	5.400%	11/1/24	3,815	4,184
Entergy Louisiana LLC	2.400%	10/1/26	11,804	10,694
Entergy Louisiana LLC	3.120%	9/1/27	8,320	7,912
Entergy Louisiana LLC	3.250%	4/1/28	2,288	2,187
Eversource Energy	2.900%	10/1/24	8,550	8,131
Eversource Energy	3.150%	1/15/25	3,429	3,309
Eversource Energy	3.300%	1/15/28	4,575	4,327
Exelon Corp.	3.950%	6/15/25	21,170	21,050
Exelon Corp.	3.400%	4/15/26	12,947	12,390
FirstEnergy Corp.	3.900%	7/15/27	23,034	22,560
Florida Power & Light Co.	2.750%	6/1/23	3,335	3,242
Florida Power & Light Co.	3.250%	6/1/24	6,570	6,535
Florida Power & Light Co.	3.125%	12/1/25	8,321	8,153
Fortis Inc.	3.055%	10/4/26	25,505	23,480
Georgia Power Co.	3.250%	4/1/26	4,650	4,468
Georgia Power Co.	3.250%	3/30/27	4,808	4,562
Gulf Power Co.	3.300%	5/30/27	6,585	6,344
Indiana Michigan Power Co.	3.850%	5/15/28	4,250	4,270
Interstate Power & Light Co.	3.250%	12/1/24	7,800	7,639
IPALCO Enterprises Inc.	3.700%	9/1/24	3,205	3,093
ITC Holdings Corp.	3.650%	6/15/24	4,045	3,993
ITC Holdings Corp.	3.250%	6/30/26	6,612	6,189
3 ITC Holdings Corp.	3.350%	11/15/27	9,275	8,725
Kansas City Power & Light Co.	3.650%	8/15/25	400	391
Louisville Gas & Electric Co.	3.300%	10/1/25	4,075	3,991
MidAmerican Energy Co.	3.500%	10/15/24	6,415	6,462
MidAmerican Energy Co.	3.100%	5/1/27	4,400	4,216
Mississippi Power Co.	3.950%	3/30/28	2,250	2,235
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	4,975	4,973
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	10,705	10,367

National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	6,310	6,028
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	6,308	6,152
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,000	3,811
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	5,600	5,470
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,860
1 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,125	3,207
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,250	16,531
1 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	7,350	6,872
NSTAR Electric Co.	3.200%	5/15/27	9,175	8,846
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	4,680	4,491
Pacific Gas & Electric Co.	3.250%	6/15/23	4,675	4,563
Pacific Gas & Electric Co.	3.850%	11/15/23	2,613	2,603
Pacific Gas & Electric Co.	3.750%	2/15/24	7,283	7,217
Pacific Gas & Electric Co.	3.400%	8/15/24	4,711	4,532
Pacific Gas & Electric Co.	3.500%	6/15/25	8,529	8,172
Pacific Gas & Electric Co.	2.950%	3/1/26	11,072	10,183
Pacific Gas & Electric Co.	3.300%	3/15/27	5,150	4,786
Pacific Gas & Electric Co.	3.300%	12/1/27	16,550	15,378
PacifiCorp	2.950%	6/1/23	4,807	4,728
PacifiCorp	3.600%	4/1/24	5,450	5,516
PECO Energy Co.	3.150%	10/15/25	1,635	1,589
Potomac Electric Power Co.	3.600%	3/15/24	4,000	4,019
PPL Capital Funding Inc.	3.400%	6/1/23	9,199	9,046
PPL Capital Funding Inc.	3.950%	3/15/24	2,363	2,374
PPL Capital Funding Inc.	3.100%	5/15/26	10,533	9,802
Public Service Co. of New Hampshire	3.500%	11/1/23	3,650	3,668
Public Service Electric & Gas Co.	3.000%	5/15/25	4,274	4,135
Public Service Electric & Gas Co.	2.250%	9/15/26	7,441	6,725
Public Service Electric & Gas Co.	3.000%	5/15/27	6,350	6,050
Public Service Electric & Gas Co.	3.700%	5/1/28	3,000	3,021
Puget Energy Inc.	3.650%	5/15/25	7,670	7,448
San Diego Gas & Electric Co.	3.600%	9/1/23	3,200	3,240
San Diego Gas & Electric Co.	2.500%	5/15/26	9,954	9,207
Scottish Power Ltd.	5.810%	3/15/25	1,760	1,952
Sierra Pacific Power Co.	2.600%	5/1/26	5,780	5,350
Southern California Edison Co.	3.400%	6/1/23	6,500	6,497
Southern California Edison Co.	3.500%	10/1/23	8,159	8,202
Southern California Edison Co.	3.650%	3/1/28	5,500	5,449
Southern Co.	2.950%	7/1/23	9,896	9,609
Southern Co.	3.250%	7/1/26	24,949	23,498
Southern Power Co.	4.150%	12/1/25	7,976	8,036
Southwestern Electric Power Co.	2.750%	10/1/26	7,840	7,218
Southwestern Public Service Co.	3.300%	6/15/24	4,050	4,004
Tucson Electric Power Co.	3.050%	3/15/25	2,750	2,605
Union Electric Co.	3.500%	4/15/24	4,920	4,925
Union Electric Co.	2.950%	6/15/27	3,800	3,593
Virginia Electric & Power Co.	3.450%	2/15/24	2,430	2,419
Virginia Electric & Power Co.	3.100%	5/15/25	3,008	2,900
Virginia Electric & Power Co.	3.150%	1/15/26	10,624	10,216
Virginia Electric & Power Co.	2.950%	11/15/26	9,480	8,926
Virginia Electric & Power Co.	3.500%	3/15/27	14,464	14,139

Virginia Electric & Power Co.	3.800%	4/1/28	9,325	9,307
WEC Energy Group Inc.	3.550%	6/15/25	5,942	5,836
Westar Energy Inc.	2.550%	7/1/26	5,674	5,225
Westar Energy Inc.	3.100%	4/1/27	3,357	3,213
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,418
Xcel Energy Inc.	3.300%	6/1/25	8,696	8,419
Xcel Energy Inc.	3.350%	12/1/26	6,305	6,073

Natural Gas (0.5%)
Atmos Energy Corp.	3.000%	6/15/27	7,358	6,975
CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,125	5,066
NiSource Finance Corp.	3.490%	5/15/27	13,528	12,980
ONE Gas Inc.	3.610%	2/1/24	2,104	2,106
Sempra Energy	4.050%	12/1/23	7,741	7,863
Sempra Energy	3.550%	6/15/24	5,724	5,635
Sempra Energy	3.750%	11/15/25	6,538	6,445
Sempra Energy	3.250%	6/15/27	11,420	10,691
Sempra Energy	3.400%	2/1/28	13,600	12,833
Southern California Gas Co.	3.150%	9/15/24	4,350	4,284
Southern California Gas Co.	3.200%	6/15/25	1,975	1,929
Southern California Gas Co.	2.600%	6/15/26	9,375	8,712
Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,076	5,726
Southern Co. Gas Capital Corp.	3.250%	6/15/26	3,075	2,919
Southwest Gas Corp.	3.700%	4/1/28	4,000	3,973

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,366	3,414
American Water Capital Corp.	3.400%	3/1/25	9,480	9,321
American Water Capital Corp.	2.950%	9/1/27	7,540	7,081
				1,047,917
Total Corporate Bonds (Cost $20,320,073)				19,688,565
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund (Cost
$94,164)	1.961%		941,644	94,174
Total Investments (99.6%) (Cost $20,634,655)				20,002,827
Other Assets and Liabilities-Net (0.4%)				85,101
Net Assets (100%)				20,087,928

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $506,146,000, representing 2.5% of net assets.
4 Securities with a value of $2,394,000 have been segregated as initial margin for recently closed futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that

Intermediate-Term Corporate Bond Index Fund

considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	220,088	—
Corporate Bonds	—	19,676,814	11,751
Temporary Cash Investments	94,174	—	—
Futures Contracts—Assets[1]	367	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	94,541	19,896,902	11,751
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At May 31, 2018, the cost of investment securities for tax purposes was $20,638,241,000. Net unrealized depreciation of investment securities for tax purposes was $635,414,000, consisting of

Intermediate-Term Corporate Bond Index Fund

unrealized gains of $9,665,000 on securities that had risen in value since their purchase and $645,079,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond (Cost $9,234)	2.875%	5/15/28	9,170	9,187
Corporate Bonds (97.8%)
Finance (16.4%)
	Banking (9.0%)
	American Express Co.	4.050%	12/3/42	1,682	1,637
	Bank of America Corp.	6.000%	10/15/36	2,652	3,176
	Bank of America Corp.	6.110%	1/29/37	3,635	4,273
1	Bank of America Corp.	4.244%	4/24/38	4,121	4,041
	Bank of America Corp.	7.750%	5/14/38	3,263	4,465
	Bank of America Corp.	5.875%	2/7/42	3,429	4,096
	Bank of America Corp.	5.000%	1/21/44	4,360	4,685
	Bank of America Corp.	4.875%	4/1/44	2,082	2,228
	Bank of America Corp.	4.750%	4/21/45	1,211	1,232
1	Bank of America Corp.	4.443%	1/20/48	2,870	2,868
1	Bank of America Corp.	3.946%	1/23/49	1,020	938
	Bank of New York Mellon Corp.	3.000%	10/30/28	233	214
	Bank of New York Mellon Corp.	3.300%	8/23/29	1,895	1,762
	Bank One Capital III	8.750%	9/1/30	453	624
	Barclays plc	5.250%	8/17/45	2,930	2,856
	Barclays plc	4.950%	1/10/47	2,265	2,112
	Citigroup Inc.	4.125%	7/25/28	3,621	3,496
	Citigroup Inc.	6.625%	6/15/32	1,173	1,393
	Citigroup Inc.	6.000%	10/31/33	1,869	2,143
	Citigroup Inc.	6.125%	8/25/36	1,400	1,622
1	Citigroup Inc.	3.878%	1/24/39	1,430	1,310
	Citigroup Inc.	8.125%	7/15/39	3,812	5,465
	Citigroup Inc.	5.875%	1/30/42	1,898	2,230
	Citigroup Inc.	6.675%	9/13/43	2,290	2,834
	Citigroup Inc.	5.300%	5/6/44	1,074	1,131
	Citigroup Inc.	4.650%	7/30/45	2,100	2,111
	Citigroup Inc.	4.750%	5/18/46	3,800	3,693
1	Citigroup Inc.	4.281%	4/24/48	1,975	1,906
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,230	2,545
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,225	3,663
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,669	1,775
2	Credit Suisse Group AG	4.282%	1/9/28	235	230
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	3,552	3,529
	Credit Suisse USA Inc.	7.125%	7/15/32	1,098	1,416
	Fifth Third Bancorp	8.250%	3/1/38	2,077	2,899
	First Republic Bank	4.375%	8/1/46	463	448
	First Republic Bank	4.625%	2/13/47	1,000	1,006
	Goldman Sachs Capital I	6.345%	2/15/34	2,657	3,085
	Goldman Sachs Group Inc.	6.125%	2/15/33	4,091	4,731
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,731	2,045
	Goldman Sachs Group Inc.	6.750%	10/1/37	10,164	12,185
1	Goldman Sachs Group Inc.	4.017%	10/31/38	5,005	4,549
1	Goldman Sachs Group Inc.	4.411%	4/23/39	3,200	3,067
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,218	6,210
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,506	3,544

Goldman Sachs Group Inc.	5.150%	5/22/45	3,590	3,660
Goldman Sachs Group Inc.	4.750%	10/21/45	2,373	2,388
HSBC Bank USA NA	5.875%	11/1/34	1,770	2,035
HSBC Bank USA NA	5.625%	8/15/35	1,661	1,873
HSBC Bank USA NA	7.000%	1/15/39	1,175	1,549
HSBC Holdings plc	7.625%	5/17/32	958	1,236
HSBC Holdings plc	6.500%	5/2/36	4,275	5,074
HSBC Holdings plc	6.500%	9/15/37	4,060	4,837
HSBC Holdings plc	6.800%	6/1/38	2,453	3,036
HSBC Holdings plc	6.100%	1/14/42	1,428	1,756
HSBC Holdings plc	5.250%	3/14/44	2,957	3,055
JPMorgan Chase & Co.	6.400%	5/15/38	4,176	5,190
1 JPMorgan Chase & Co.	3.882%	7/24/38	4,750	4,430
JPMorgan Chase & Co.	5.500%	10/15/40	3,156	3,604
JPMorgan Chase & Co.	5.600%	7/15/41	4,466	5,141
JPMorgan Chase & Co.	5.400%	1/6/42	2,210	2,498
JPMorgan Chase & Co.	5.625%	8/16/43	2,503	2,800
JPMorgan Chase & Co.	4.850%	2/1/44	1,660	1,749
JPMorgan Chase & Co.	4.950%	6/1/45	2,591	2,659
1 JPMorgan Chase & Co.	4.260%	2/22/48	3,920	3,753
1 JPMorgan Chase & Co.	4.032%	7/24/48	2,310	2,140
1 JPMorgan Chase & Co.	3.964%	11/15/48	2,600	2,395
1 JPMorgan Chase & Co.	3.897%	1/23/49	4,000	3,668
Lloyds Banking Group plc	5.300%	12/1/45	1,388	1,394
Lloyds Banking Group plc	4.344%	1/9/48	3,225	2,802
Morgan Stanley	7.250%	4/1/32	1,975	2,531
1 Morgan Stanley	3.971%	7/22/38	4,392	4,076
1 Morgan Stanley	4.457%	4/22/39	1,300	1,287
Morgan Stanley	6.375%	7/24/42	3,821	4,697
Morgan Stanley	4.300%	1/27/45	5,076	4,876
Morgan Stanley	4.375%	1/22/47	3,075	3,000
Regions Bank	6.450%	6/26/37	665	800
Regions Financial Corp.	7.375%	12/10/37	646	850
Wachovia Corp.	7.500%	4/15/35	870	1,137
Wachovia Corp.	5.500%	8/1/35	688	742
Wachovia Corp.	6.550%	10/15/35	25	30
Wells Fargo & Co.	5.375%	2/7/35	1,332	1,500
Wells Fargo & Co.	5.375%	11/2/43	3,678	3,910
Wells Fargo & Co.	5.606%	1/15/44	4,917	5,385
Wells Fargo & Co.	4.650%	11/4/44	4,103	3,942
Wells Fargo & Co.	3.900%	5/1/45	4,070	3,747
Wells Fargo & Co.	4.900%	11/17/45	3,321	3,333
Wells Fargo & Co.	4.400%	6/14/46	3,331	3,099
Wells Fargo & Co.	4.750%	12/7/46	3,018	2,969
Wells Fargo Bank NA	5.950%	8/26/36	1,545	1,835
Wells Fargo Bank NA	5.850%	2/1/37	1,288	1,514
Wells Fargo Bank NA	6.600%	1/15/38	2,263	2,872
1 Wells Fargo Capital X	5.950%	12/1/86	1,450	1,550

Brokerage (0.4%)
Brookfield Finance Inc.	4.700%	9/20/47	1,863	1,795
CME Group Inc.	5.300%	9/15/43	1,470	1,759
Invesco Finance plc	5.375%	11/30/43	358	411
Jefferies Group LLC	6.250%	1/15/36	748	781
Jefferies Group LLC	6.500%	1/20/43	708	733
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	2,100	1,900

Legg Mason Inc.	5.625%	1/15/44	1,150	1,224
Raymond James Financial Inc.	4.950%	7/15/46	1,516	1,585

Finance Companies (0.7%)
GATX Corp.	4.550%	11/7/28	875	881
GATX Corp.	5.200%	3/15/44	135	142
GATX Corp.	4.500%	3/30/45	195	182
GE Capital International Funding Co. Unlimited
Co.	4.418%	11/15/35	21,152	20,227

Insurance (5.7%)
ACE Capital Trust II	9.700%	4/1/30	507	725
Aetna Inc.	6.625%	6/15/36	1,030	1,279
Aetna Inc.	6.750%	12/15/37	961	1,236
Aetna Inc.	4.500%	5/15/42	929	914
Aetna Inc.	4.125%	11/15/42	993	925
Aetna Inc.	4.750%	3/15/44	550	555
Aetna Inc.	3.875%	8/15/47	1,510	1,344
Aflac Inc.	4.000%	10/15/46	738	698
Alleghany Corp.	4.900%	9/15/44	742	751
Allstate Corp.	5.350%	6/1/33	882	1,000
Allstate Corp.	5.550%	5/9/35	786	915
Allstate Corp.	5.950%	4/1/36	985	1,184
Allstate Corp.	4.500%	6/15/43	488	506
Allstate Corp.	4.200%	12/15/46	1,434	1,423
1 Allstate Corp.	6.500%	5/15/67	800	901
American Financial Group Inc.	4.500%	6/15/47	683	656
American International Group Inc.	3.875%	1/15/35	3,053	2,758
American International Group Inc.	4.700%	7/10/35	1,173	1,164
American International Group Inc.	6.250%	5/1/36	740	860
American International Group Inc.	4.500%	7/16/44	3,214	3,091
American International Group Inc.	4.800%	7/10/45	2,225	2,198
American International Group Inc.	4.750%	4/1/48	2,340	2,304
American International Group Inc.	4.375%	1/15/55	1,359	1,197
1 American International Group Inc.	8.175%	5/15/68	675	868
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	4.625%	5/15/42	2,906	2,814
Anthem Inc.	4.650%	1/15/43	1,640	1,588
Anthem Inc.	5.100%	1/15/44	935	962
Anthem Inc.	4.650%	8/15/44	1,200	1,170
Anthem Inc.	4.375%	12/1/47	4,475	4,184
Anthem Inc.	4.550%	3/1/48	550	529
Anthem Inc.	4.850%	8/15/54	675	662
Aon Corp.	6.250%	9/30/40	670	802
Aon plc	4.600%	6/14/44	875	891
Aon plc	4.750%	5/15/45	774	767
Arch Capital Finance LLC	5.031%	12/15/46	1,038	1,107
Arch Capital Group Ltd.	7.350%	5/1/34	375	492
Arch Capital Group US Inc.	5.144%	11/1/43	1,273	1,380
Assurant Inc.	6.750%	2/15/34	784	928
2 AXA Equitable Holdings Inc.	5.000%	4/20/48	3,000	2,849
AXA SA	8.600%	12/15/30	2,223	2,951
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,194	1,445
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,738	1,801
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	983	1,001
Berkshire Hathaway Inc.	4.500%	2/11/43	1,691	1,782
Brighthouse Financial Inc.	4.700%	6/22/47	2,850	2,491

Chubb Corp.	6.000%	5/11/37	1,716	2,122
Chubb Corp.	6.500%	5/15/38	1,018	1,326
Chubb INA Holdings Inc.	6.700%	5/15/36	940	1,237
Chubb INA Holdings Inc.	4.150%	3/13/43	887	884
Chubb INA Holdings Inc.	4.350%	11/3/45	2,318	2,385
Cigna Corp.	5.375%	2/15/42	600	661
Cigna Corp.	3.875%	10/15/47	1,570	1,361
Cincinnati Financial Corp.	6.125%	11/1/34	569	683
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	715
Hartford Financial Services Group Inc.	5.950%	10/15/36	379	446
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,050	1,286
Hartford Financial Services Group Inc.	4.300%	4/15/43	688	662
Hartford Financial Services Group Inc.	4.400%	3/15/48	400	397
Humana Inc.	4.625%	12/1/42	799	800
Humana Inc.	4.950%	10/1/44	1,513	1,574
Humana Inc.	4.800%	3/15/47	940	965
Lincoln National Corp.	6.150%	4/7/36	714	824
Lincoln National Corp.	6.300%	10/9/37	738	889
Lincoln National Corp.	7.000%	6/15/40	503	646
Lincoln National Corp.	4.350%	3/1/48	950	899
Loews Corp.	6.000%	2/1/35	678	798
Loews Corp.	4.125%	5/15/43	1,148	1,082
Manulife Financial Corp.	5.375%	3/4/46	1,490	1,691
Markel Corp.	5.000%	4/5/46	850	877
Markel Corp.	4.300%	11/1/47	700	657
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	303	358
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	808	797
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	2,150	2,118
MetLife Inc.	6.500%	12/15/32	251	314
MetLife Inc.	6.375%	6/15/34	2,071	2,532
MetLife Inc.	5.700%	6/15/35	2,338	2,703
MetLife Inc.	5.875%	2/6/41	1,289	1,535
MetLife Inc.	4.125%	8/13/42	968	924
MetLife Inc.	4.875%	11/13/43	1,475	1,579
MetLife Inc.	4.721%	12/15/44	1,097	1,150
MetLife Inc.	4.050%	3/1/45	1,695	1,605
MetLife Inc.	4.600%	5/13/46	1,724	1,767
1 MetLife Inc.	6.400%	12/15/66	2,962	3,210
1 MetLife Inc.	10.750%	8/1/69	523	813
1 Nationwide Financial Services Inc.	6.750%	5/15/87	803	894
Principal Financial Group Inc.	4.625%	9/15/42	640	651
Principal Financial Group Inc.	4.350%	5/15/43	773	752
Principal Financial Group Inc.	4.300%	11/15/46	1,200	1,158
Progressive Corp.	6.625%	3/1/29	128	156
Progressive Corp.	6.250%	12/1/32	462	560
Progressive Corp.	4.350%	4/25/44	1,075	1,085
Progressive Corp.	3.700%	1/26/45	150	139
Progressive Corp.	4.125%	4/15/47	2,350	2,313
Progressive Corp.	4.200%	3/15/48	1,200	1,200
Prudential Financial Inc.	5.750%	7/15/33	826	967
Prudential Financial Inc.	5.700%	12/14/36	999	1,160
Prudential Financial Inc.	6.625%	12/1/37	363	471
Prudential Financial Inc.	6.625%	6/21/40	685	891
Prudential Financial Inc.	6.200%	11/15/40	620	767
Prudential Financial Inc.	5.100%	8/15/43	516	562
Prudential Financial Inc.	4.600%	5/15/44	571	590
Prudential Financial Inc.	3.905%	12/7/47	1,195	1,096

Prudential Financial Inc.	4.418%	3/27/48	750	755
Prudential Financial Inc.	3.935%	12/7/49	2,181	2,006
Sompo International Holdings Ltd.	7.000%	7/15/34	595	723
Transatlantic Holdings Inc.	8.000%	11/30/39	536	733
Travelers Cos. Inc.	6.750%	6/20/36	1,005	1,321
Travelers Cos. Inc.	6.250%	6/15/37	1,430	1,814
Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,692
Travelers Cos. Inc.	4.600%	8/1/43	1,116	1,172
Travelers Cos. Inc.	4.300%	8/25/45	958	966
Travelers Cos. Inc.	3.750%	5/15/46	788	732
Travelers Cos. Inc.	4.000%	5/30/47	931	902
Travelers Cos. Inc.	4.050%	3/7/48	500	489
Travelers Property Casualty Corp.	6.375%	3/15/33	600	745
UnitedHealth Group Inc.	4.625%	7/15/35	3,066	3,258
UnitedHealth Group Inc.	5.800%	3/15/36	1,547	1,863
UnitedHealth Group Inc.	6.500%	6/15/37	1,440	1,889
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,279
UnitedHealth Group Inc.	6.875%	2/15/38	2,176	2,936
UnitedHealth Group Inc.	5.700%	10/15/40	209	255
UnitedHealth Group Inc.	5.950%	2/15/41	148	182
UnitedHealth Group Inc.	4.625%	11/15/41	198	210
UnitedHealth Group Inc.	4.375%	3/15/42	398	408
UnitedHealth Group Inc.	3.950%	10/15/42	1,233	1,185
UnitedHealth Group Inc.	4.250%	3/15/43	1,003	1,006
UnitedHealth Group Inc.	4.750%	7/15/45	3,502	3,770
UnitedHealth Group Inc.	4.200%	1/15/47	2,250	2,242
UnitedHealth Group Inc.	4.250%	4/15/47	1,965	1,971
UnitedHealth Group Inc.	3.750%	10/15/47	1,375	1,282
Unum Group	5.750%	8/15/42	965	1,050
Voya Financial Inc.	5.700%	7/15/43	766	856
Voya Financial Inc.	4.800%	6/15/46	557	552
WR Berkley Corp.	4.750%	8/1/44	659	675
XLIT Ltd.	5.250%	12/15/43	622	673
XLIT Ltd.	5.500%	3/31/45	940	996

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	539	540
AvalonBay Communities Inc.	3.900%	10/15/46	1,050	975
AvalonBay Communities Inc.	4.150%	7/1/47	213	204
AvalonBay Communities Inc.	4.350%	4/15/48	600	594
ERP Operating LP	4.500%	7/1/44	1,395	1,421
ERP Operating LP	4.500%	6/1/45	533	538
ERP Operating LP	4.000%	8/1/47	513	482
Essex Portfolio LP	4.500%	3/15/48	885	868
Federal Realty Investment Trust	4.500%	12/1/44	963	978
HCP Inc.	6.750%	2/1/41	559	701
Hospitality Properties Trust	4.375%	2/15/30	875	810
Kilroy Realty LP	4.250%	8/15/29	250	245
Kimco Realty Corp.	4.250%	4/1/45	838	763
Kimco Realty Corp.	4.125%	12/1/46	538	477
Kimco Realty Corp.	4.450%	9/1/47	600	556
Realty Income Corp.	4.650%	3/15/47	1,230	1,243
Regency Centers LP	4.400%	2/1/47	900	863
Simon Property Group LP	6.750%	2/1/40	636	822
Simon Property Group LP	4.750%	3/15/42	1,200	1,249
Simon Property Group LP	4.250%	10/1/44	763	739
Simon Property Group LP	4.250%	11/30/46	1,386	1,341

Ventas Realty LP	5.700%	9/30/43	564	631
Ventas Realty LP	4.375%	2/1/45	563	527
Welltower Inc.	6.500%	3/15/41	729	884
				479,264
Industrial (69.5%)
Basic Industry (4.3%)
Albemarle Corp.	5.450%	12/1/44	678	721
Barrick Gold Corp.	5.250%	4/1/42	986	1,060
Barrick North America Finance LLC	5.700%	5/30/41	1,916	2,141
Barrick North America Finance LLC	5.750%	5/1/43	1,556	1,770
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,806	2,074
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,250	2,259
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,350	4,935
2 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	800	782
Dow Chemical Co.	7.375%	11/1/29	1,275	1,625
Dow Chemical Co.	4.250%	10/1/34	1,821	1,773
Dow Chemical Co.	9.400%	5/15/39	1,070	1,675
Dow Chemical Co.	5.250%	11/15/41	2,155	2,309
Dow Chemical Co.	4.375%	11/15/42	2,750	2,636
Dow Chemical Co.	4.625%	10/1/44	395	393
Eastman Chemical Co.	4.800%	9/1/42	750	763
Eastman Chemical Co.	4.650%	10/15/44	2,003	2,003
Ecolab Inc.	5.500%	12/8/41	413	491
Ecolab Inc.	3.950%	12/1/47	1,835	1,779
EI du Pont de Nemours & Co.	4.900%	1/15/41	901	935
EI du Pont de Nemours & Co.	4.150%	2/15/43	1,735	1,632
Georgia-Pacific LLC	7.250%	6/1/28	366	460
Georgia-Pacific LLC	7.750%	11/15/29	791	1,057
Georgia-Pacific LLC	8.875%	5/15/31	678	990
Goldcorp Inc.	5.450%	6/9/44	783	833
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,065	956
International Paper Co.	5.000%	9/15/35	1,288	1,311
International Paper Co.	7.300%	11/15/39	1,334	1,688
International Paper Co.	6.000%	11/15/41	405	455
International Paper Co.	4.800%	6/15/44	980	952
International Paper Co.	5.150%	5/15/46	1,410	1,433
International Paper Co.	4.400%	8/15/47	3,090	2,839
International Paper Co.	4.350%	8/15/48	1,975	1,794
Lubrizol Corp.	6.500%	10/1/34	528	690
LYB International Finance BV	5.250%	7/15/43	1,425	1,501
LYB International Finance BV	4.875%	3/15/44	1,410	1,430
LyondellBasell Industries NV	4.625%	2/26/55	2,087	1,970
Meadwestvaco Corp.	7.950%	2/15/31	483	643
Methanex Corp.	5.650%	12/1/44	539	521
Monsanto Co.	4.200%	7/15/34	1,096	1,044
Monsanto Co.	5.875%	4/15/38	555	621
Monsanto Co.	3.600%	7/15/42	665	558
Monsanto Co.	4.650%	11/15/43	126	122
Monsanto Co.	4.400%	7/15/44	400	377
Monsanto Co.	3.950%	4/15/45	950	838
Monsanto Co.	4.700%	7/15/64	1,555	1,419
Mosaic Co.	5.450%	11/15/33	988	1,005
Mosaic Co.	4.875%	11/15/41	555	512
Mosaic Co.	5.625%	11/15/43	1,116	1,130
Newmont Mining Corp.	5.875%	4/1/35	687	790
Newmont Mining Corp.	6.250%	10/1/39	1,417	1,666
Newmont Mining Corp.	4.875%	3/15/42	2,380	2,419

Nucor Corp.	6.400%	12/1/37	1,243	1,544
Nucor Corp.	5.200%	8/1/43	995	1,123
Nucor Corp.	4.400%	5/1/48	1,050	1,052
Nutrien Ltd.	4.125%	3/15/35	808	764
Nutrien Ltd.	7.125%	5/23/36	380	490
Nutrien Ltd.	5.875%	12/1/36	1,261	1,431
Nutrien Ltd.	5.625%	12/1/40	410	461
Nutrien Ltd.	6.125%	1/15/41	1,096	1,275
Nutrien Ltd.	4.900%	6/1/43	1,053	1,078
Nutrien Ltd.	5.250%	1/15/45	786	835
Placer Dome Inc.	6.450%	10/15/35	234	281
Praxair Inc.	3.550%	11/7/42	1,133	1,067
Rio Tinto Alcan Inc.	7.250%	3/15/31	843	1,064
Rio Tinto Alcan Inc.	6.125%	12/15/33	569	697
Rio Tinto Alcan Inc.	5.750%	6/1/35	810	970
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,401	1,775
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,342	2,673
Rio Tinto Finance USA plc	4.750%	3/22/42	840	912
Rio Tinto Finance USA plc	4.125%	8/21/42	1,603	1,578
Rohm & Haas Co.	7.850%	7/15/29	1,190	1,562
RPM International Inc.	5.250%	6/1/45	393	411
RPM International Inc.	4.250%	1/15/48	800	726
Sherwin-Williams Co.	4.000%	12/15/42	354	319
Sherwin-Williams Co.	4.550%	8/1/45	713	696
Sherwin-Williams Co.	4.500%	6/1/47	2,215	2,169
Southern Copper Corp.	7.500%	7/27/35	2,386	2,945
Southern Copper Corp.	6.750%	4/16/40	2,465	2,872
Southern Copper Corp.	5.250%	11/8/42	1,790	1,783
Southern Copper Corp.	5.875%	4/23/45	2,065	2,217
Vale Canada Ltd.	7.200%	9/15/32	510	561
Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,266
Vale Overseas Ltd.	6.875%	11/21/36	4,753	5,329
Vale Overseas Ltd.	6.875%	11/10/39	3,032	3,449
Vale SA	5.625%	9/11/42	3,365	3,382
Westlake Chemical Corp.	5.000%	8/15/46	1,263	1,302
Westlake Chemical Corp.	4.375%	11/15/47	925	867
Westrock MWV LLC	8.200%	1/15/30	876	1,172
Weyerhaeuser Co.	7.375%	3/15/32	1,519	1,958
Weyerhaeuser Co.	6.875%	12/15/33	625	770

Capital Goods (5.1%)
3M Co.	3.875%	6/15/44	390	383
3M Co.	3.125%	9/19/46	1,373	1,177
3M Co.	3.625%	10/15/47	1,527	1,447
3 ABB Finance USA Inc.	4.375%	5/8/42	1,229	1,257
Boeing Co.	6.125%	2/15/33	511	638
Boeing Co.	3.300%	3/1/35	470	434
Boeing Co.	6.625%	2/15/38	548	740
Boeing Co.	3.550%	3/1/38	750	731
Boeing Co.	6.875%	3/15/39	958	1,332
Boeing Co.	5.875%	2/15/40	871	1,102
Boeing Co.	3.375%	6/15/46	1,103	996
Boeing Co.	3.650%	3/1/47	635	600
Boeing Co.	3.625%	3/1/48	650	614
Caterpillar Inc.	5.300%	9/15/35	648	749
Caterpillar Inc.	6.050%	8/15/36	513	643
Caterpillar Inc.	5.200%	5/27/41	1,466	1,707

Caterpillar Inc.	3.803%	8/15/42	4,534	4,382
Caterpillar Inc.	4.300%	5/15/44	670	700
Caterpillar Inc.	4.750%	5/15/64	894	959
Crane Co.	4.200%	3/15/48	1,000	954
Deere & Co.	5.375%	10/16/29	227	259
Deere & Co.	8.100%	5/15/30	204	279
Deere & Co.	7.125%	3/3/31	313	408
Deere & Co.	3.900%	6/9/42	2,993	2,942
Dover Corp.	5.375%	10/15/35	600	680
Dover Corp.	6.600%	3/15/38	125	159
Dover Corp.	5.375%	3/1/41	436	496
Eaton Corp.	4.000%	11/2/32	660	644
Eaton Corp.	4.150%	11/2/42	2,025	1,971
Eaton Corp.	3.915%	9/15/47	623	578
Emerson Electric Co.	5.250%	11/15/39	115	132
Fortive Corp.	4.300%	6/15/46	925	892
General Dynamics Corp.	3.600%	11/15/42	1,582	1,496
General Electric Co.	6.750%	3/15/32	5,750	7,085
General Electric Co.	6.150%	8/7/37	2,144	2,501
General Electric Co.	5.875%	1/14/38	5,799	6,665
General Electric Co.	6.875%	1/10/39	2,995	3,811
General Electric Co.	4.125%	10/9/42	3,705	3,374
General Electric Co.	4.500%	3/11/44	3,875	3,761
Harris Corp.	4.854%	4/27/35	1,319	1,368
Harris Corp.	6.150%	12/15/40	548	657
Harris Corp.	5.054%	4/27/45	383	405
Honeywell International Inc.	5.700%	3/15/36	863	1,049
Honeywell International Inc.	5.700%	3/15/37	1,171	1,432
Honeywell International Inc.	5.375%	3/1/41	516	613
Honeywell International Inc.	3.812%	11/21/47	700	687
Illinois Tool Works Inc.	4.875%	9/15/41	1,496	1,681
Illinois Tool Works Inc.	3.900%	9/1/42	2,326	2,297
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,051	1,231
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,050	1,027
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	911
Johnson Controls International plc	6.000%	1/15/36	510	589
Johnson Controls International plc	5.700%	3/1/41	400	444
Johnson Controls International plc	4.625%	7/2/44	1,005	995
Johnson Controls International plc	5.125%	9/14/45	557	593
Johnson Controls International plc	4.500%	2/15/47	1,222	1,186
Johnson Controls International plc	4.950%	7/2/64	755	733
L3 Technologies Inc.	4.400%	6/15/28	1,600	1,597
Lafarge SA	7.125%	7/15/36	1,000	1,246
Lockheed Martin Corp.	3.600%	3/1/35	956	900
Lockheed Martin Corp.	4.500%	5/15/36	470	492
Lockheed Martin Corp.	6.150%	9/1/36	815	1,012
Lockheed Martin Corp.	5.720%	6/1/40	779	928
Lockheed Martin Corp.	4.850%	9/15/41	1,130	1,195
Lockheed Martin Corp.	4.070%	12/15/42	2,275	2,203
Lockheed Martin Corp.	3.800%	3/1/45	1,922	1,773
Lockheed Martin Corp.	4.700%	5/15/46	2,885	3,067
Lockheed Martin Corp.	4.090%	9/15/52	1,467	1,394
Martin Marietta Materials Inc.	4.250%	12/15/47	1,200	1,060
Masco Corp.	7.750%	8/1/29	140	171
Masco Corp.	6.500%	8/15/32	140	155
Masco Corp.	4.500%	5/15/47	553	500
Northrop Grumman Corp.	5.050%	11/15/40	871	932

Northrop Grumman Corp.	4.750%	6/1/43	1,863	1,942
Northrop Grumman Corp.	3.850%	4/15/45	1,369	1,245
Northrop Grumman Corp.	4.030%	10/15/47	3,095	2,908
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,056	1,412
Owens Corning	7.000%	12/1/36	563	678
Owens Corning	4.300%	7/15/47	1,353	1,133
Owens Corning	4.400%	1/30/48	900	768
Parker-Hannifin Corp.	4.200%	11/21/34	853	872
Parker-Hannifin Corp.	6.250%	5/15/38	835	1,061
Parker-Hannifin Corp.	4.450%	11/21/44	112	118
Parker-Hannifin Corp.	4.100%	3/1/47	2,230	2,219
Precision Castparts Corp.	3.900%	1/15/43	492	475
Precision Castparts Corp.	4.375%	6/15/45	913	949
Raytheon Co.	4.875%	10/15/40	808	922
Raytheon Co.	4.700%	12/15/41	823	908
Raytheon Co.	4.200%	12/15/44	553	572
Republic Services Inc.	6.200%	3/1/40	775	956
Republic Services Inc.	5.700%	5/15/41	620	727
Rockwell Collins Inc.	4.800%	12/15/43	728	737
Rockwell Collins Inc.	4.350%	4/15/47	1,655	1,580
Snap-on Inc.	4.100%	3/1/48	800	793
Sonoco Products Co.	5.750%	11/1/40	1,068	1,211
Spirit AeroSystems Inc.	4.600%	6/15/28	1,350	1,360
Stanley Black & Decker Inc.	5.200%	9/1/40	790	890
United Technologies Corp.	6.700%	8/1/28	600	722
United Technologies Corp.	7.500%	9/15/29	615	785
United Technologies Corp.	5.400%	5/1/35	1,028	1,115
United Technologies Corp.	6.050%	6/1/36	1,178	1,370
United Technologies Corp.	6.125%	7/15/38	1,564	1,854
United Technologies Corp.	5.700%	4/15/40	2,039	2,322
United Technologies Corp.	4.500%	6/1/42	6,305	6,205
United Technologies Corp.	4.150%	5/15/45	1,649	1,535
United Technologies Corp.	3.750%	11/1/46	2,175	1,899
United Technologies Corp.	4.050%	5/4/47	1,000	917
Vulcan Materials Co.	4.500%	6/15/47	1,498	1,382
2 Vulcan Materials Co.	4.700%	3/1/48	325	312
Waste Management Inc.	7.000%	7/15/28	230	286
Waste Management Inc.	3.900%	3/1/35	1,130	1,103
Waste Management Inc.	6.125%	11/30/39	350	436
Waste Management Inc.	4.100%	3/1/45	1,148	1,135
WW Grainger Inc.	4.600%	6/15/45	2,016	2,083
WW Grainger Inc.	3.750%	5/15/46	1,038	940
WW Grainger Inc.	4.200%	5/15/47	575	562
Xylem Inc.	4.375%	11/1/46	784	767

Communication (13.9%)
21st Century Fox America Inc.	6.550%	3/15/33	676	827
21st Century Fox America Inc.	6.200%	12/15/34	2,075	2,486
21st Century Fox America Inc.	6.400%	12/15/35	2,190	2,689
21st Century Fox America Inc.	8.150%	10/17/36	631	900
21st Century Fox America Inc.	6.150%	3/1/37	1,680	2,034
21st Century Fox America Inc.	6.650%	11/15/37	1,812	2,295
21st Century Fox America Inc.	7.850%	3/1/39	275	390
21st Century Fox America Inc.	6.900%	8/15/39	1,235	1,601
21st Century Fox America Inc.	6.150%	2/15/41	3,293	3,987
21st Century Fox America Inc.	5.400%	10/1/43	1,545	1,759
21st Century Fox America Inc.	4.750%	9/15/44	2,335	2,439

21st Century Fox America Inc.	4.950%	10/15/45	800	863
21st Century Fox America Inc.	7.750%	12/1/45	405	588
Activision Blizzard Inc.	4.500%	6/15/47	763	750
America Movil SAB de CV	6.375%	3/1/35	2,305	2,740
America Movil SAB de CV	6.125%	11/15/37	800	937
America Movil SAB de CV	6.125%	3/30/40	3,226	3,815
America Movil SAB de CV	4.375%	7/16/42	2,225	2,172
2 AT&T Inc.	4.300%	2/15/30	7,375	7,090
AT&T Inc.	8.250%	11/15/31	822	1,048
AT&T Inc.	4.500%	5/15/35	4,965	4,694
AT&T Inc.	5.250%	3/1/37	6,649	6,760
2 AT&T Inc.	4.900%	8/15/37	5,000	4,894
AT&T Inc.	6.350%	3/15/40	1,113	1,247
AT&T Inc.	6.000%	8/15/40	1,401	1,513
AT&T Inc.	5.350%	9/1/40	4,234	4,283
AT&T Inc.	6.375%	3/1/41	1,320	1,482
AT&T Inc.	5.550%	8/15/41	1,699	1,751
AT&T Inc.	5.150%	3/15/42	1,799	1,770
AT&T Inc.	4.300%	12/15/42	3,659	3,214
AT&T Inc.	4.800%	6/15/44	4,368	4,079
AT&T Inc.	4.350%	6/15/45	6,076	5,275
AT&T Inc.	4.750%	5/15/46	7,249	6,671
2 AT&T Inc.	5.150%	11/15/46	3,978	3,873
AT&T Inc.	5.450%	3/1/47	4,974	5,031
AT&T Inc.	4.500%	3/9/48	8,283	7,324
AT&T Inc.	4.550%	3/9/49	4,632	4,107
2 AT&T Inc.	5.150%	2/15/50	3,325	3,225
AT&T Inc.	5.700%	3/1/57	1,615	1,666
2 AT&T Inc.	5.300%	8/15/58	1,275	1,237
Bell Canada Inc.	4.464%	4/1/48	1,425	1,433
British Telecommunications plc	9.125%	12/15/30	5,010	7,189
2 CBS Corp.	3.700%	6/1/28	1,400	1,310
CBS Corp.	7.875%	7/30/30	1,031	1,287
CBS Corp.	5.500%	5/15/33	941	992
CBS Corp.	5.900%	10/15/40	611	665
CBS Corp.	4.850%	7/1/42	798	759
CBS Corp.	4.900%	8/15/44	962	922
CBS Corp.	4.600%	1/15/45	1,155	1,072
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	3,665	3,890
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.375%	4/1/38	1,525	1,495
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.484%	10/23/45	6,530	6,914
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.375%	5/1/47	4,595	4,253
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.750%	4/1/48	3,350	3,276
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.834%	10/23/55	890	971
Comcast Corp.	4.250%	1/15/33	3,318	3,243
Comcast Corp.	7.050%	3/15/33	1,430	1,807
Comcast Corp.	4.200%	8/15/34	2,409	2,319
Comcast Corp.	5.650%	6/15/35	1,440	1,612
Comcast Corp.	4.400%	8/15/35	1,391	1,355
Comcast Corp.	6.500%	11/15/35	1,963	2,371
Comcast Corp.	3.200%	7/15/36	886	744

Comcast Corp.	6.450%	3/15/37	1,815	2,219
Comcast Corp.	6.950%	8/15/37	1,517	1,921
Comcast Corp.	3.900%	3/1/38	2,500	2,281
Comcast Corp.	6.400%	5/15/38	1,368	1,670
Comcast Corp.	6.550%	7/1/39	175	219
Comcast Corp.	6.400%	3/1/40	911	1,104
Comcast Corp.	4.650%	7/15/42	2,319	2,264
Comcast Corp.	4.500%	1/15/43	490	466
Comcast Corp.	4.750%	3/1/44	2,046	2,019
Comcast Corp.	4.600%	8/15/45	3,106	2,985
Comcast Corp.	3.400%	7/15/46	2,786	2,251
Comcast Corp.	3.969%	11/1/47	4,674	4,127
Comcast Corp.	4.000%	3/1/48	1,790	1,585
Comcast Corp.	3.999%	11/1/49	3,867	3,396
Comcast Corp.	4.049%	11/1/52	2,980	2,606
Crown Castle International Corp.	4.750%	5/15/47	950	915
Deutsche Telekom International Finance BV	8.750%	6/15/30	7,475	10,310
Discovery Communications LLC	5.000%	9/20/37	2,373	2,282
Discovery Communications LLC	6.350%	6/1/40	1,630	1,788
Discovery Communications LLC	4.950%	5/15/42	1,105	1,025
Discovery Communications LLC	4.875%	4/1/43	1,519	1,399
Discovery Communications LLC	5.200%	9/20/47	2,255	2,173
Grupo Televisa SAB	8.500%	3/11/32	515	645
Grupo Televisa SAB	6.625%	1/15/40	1,169	1,295
Grupo Televisa SAB	5.000%	5/13/45	2,193	1,956
Grupo Televisa SAB	6.125%	1/31/46	1,200	1,255
Koninklijke KPN NV	8.375%	10/1/30	1,426	1,895
Moody's Corp.	5.250%	7/15/44	1,145	1,295
NBCUniversal Media LLC	6.400%	4/30/40	1,175	1,419
NBCUniversal Media LLC	5.950%	4/1/41	2,300	2,652
NBCUniversal Media LLC	4.450%	1/15/43	1,667	1,593
Orange SA	9.000%	3/1/31	4,980	7,073
Orange SA	5.375%	1/13/42	1,731	1,897
Orange SA	5.500%	2/6/44	1,274	1,427
Rogers Communications Inc.	7.500%	8/15/38	675	902
Rogers Communications Inc.	4.500%	3/15/43	649	646
Rogers Communications Inc.	5.450%	10/1/43	1,188	1,335
Rogers Communications Inc.	5.000%	3/15/44	1,951	2,044
Rogers Communications Inc.	4.300%	2/15/48	1,450	1,398
S&P Global Inc.	6.550%	11/15/37	889	1,137
S&P Global Inc.	4.500%	5/15/48	750	765
Telefonica Emisiones SAU	7.045%	6/20/36	4,238	5,221
Telefonica Emisiones SAU	4.665%	3/6/38	1,500	1,429
Telefonica Emisiones SAU	5.213%	3/8/47	4,201	4,160
Telefonica Emisiones SAU	4.895%	3/6/48	2,300	2,178
Telefonica Europe BV	8.250%	9/15/30	2,037	2,720
Thomson Reuters Corp.	5.500%	8/15/35	900	944
Thomson Reuters Corp.	5.850%	4/15/40	837	920
Thomson Reuters Corp.	4.500%	5/23/43	550	510
Thomson Reuters Corp.	5.650%	11/23/43	767	824
Time Warner Cable LLC	6.550%	5/1/37	2,254	2,447
Time Warner Cable LLC	7.300%	7/1/38	2,850	3,339
Time Warner Cable LLC	6.750%	6/15/39	2,791	3,087
Time Warner Cable LLC	5.875%	11/15/40	2,458	2,466
Time Warner Cable LLC	5.500%	9/1/41	2,600	2,494
Time Warner Cable LLC	4.500%	9/15/42	2,380	2,003
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,448	1,862

Time Warner Inc.	3.800%	2/15/27	3,250	3,121
Time Warner Inc.	6.200%	3/15/40	500	559
Time Warner Inc.	6.100%	7/15/40	500	553
Time Warner Inc.	5.375%	10/15/41	1,170	1,209
Time Warner Inc.	4.900%	6/15/42	3,123	3,004
Time Warner Inc.	5.350%	12/15/43	1,463	1,507
Time Warner Inc.	4.650%	6/1/44	2,351	2,203
Verizon Communications Inc.	4.500%	8/10/33	6,325	6,186
Verizon Communications Inc.	4.400%	11/1/34	5,452	5,224
Verizon Communications Inc.	4.272%	1/15/36	5,700	5,300
Verizon Communications Inc.	5.250%	3/16/37	6,308	6,561
Verizon Communications Inc.	4.812%	3/15/39	3,765	3,669
Verizon Communications Inc.	4.750%	11/1/41	955	921
Verizon Communications Inc.	3.850%	11/1/42	2,281	1,936
Verizon Communications Inc.	4.125%	8/15/46	3,080	2,646
Verizon Communications Inc.	4.862%	8/21/46	9,129	8,805
Verizon Communications Inc.	5.500%	3/16/47	3,280	3,446
Verizon Communications Inc.	4.522%	9/15/48	8,969	8,237
Verizon Communications Inc.	5.012%	4/15/49	7,954	7,796
Verizon Communications Inc.	5.012%	8/21/54	10,579	10,089
Verizon Communications Inc.	4.672%	3/15/55	8,969	8,114
Viacom Inc.	6.875%	4/30/36	1,593	1,762
Viacom Inc.	4.375%	3/15/43	3,460	2,959
Viacom Inc.	5.850%	9/1/43	2,660	2,714
Vodafone Group plc	7.875%	2/15/30	763	969
Vodafone Group plc	6.250%	11/30/32	1,084	1,234
Vodafone Group plc	6.150%	2/27/37	3,160	3,553
Vodafone Group plc	5.000%	5/30/38	1,850	1,845
Vodafone Group plc	4.375%	2/19/43	2,933	2,659
Vodafone Group plc	5.250%	5/30/48	5,550	5,617
Walt Disney Co.	7.000%	3/1/32	1,130	1,514
Walt Disney Co.	4.375%	8/16/41	716	741
Walt Disney Co.	4.125%	12/1/41	1,258	1,261
Walt Disney Co.	3.700%	12/1/42	1,010	942
Walt Disney Co.	4.125%	6/1/44	1,650	1,631
Walt Disney Co.	3.000%	7/30/46	580	472
WPP Finance 2010	5.125%	9/7/42	695	675
WPP Finance 2010	5.625%	11/15/43	823	860

Consumer Cyclical (5.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,063	1,072
Alibaba Group Holding Ltd.	4.000%	12/6/37	1,850	1,719
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,300	3,135
Alibaba Group Holding Ltd.	4.400%	12/6/57	1,680	1,574
Amazon.com Inc.	4.800%	12/5/34	1,567	1,741
2 Amazon.com Inc.	3.875%	8/22/37	5,885	5,865
Amazon.com Inc.	4.950%	12/5/44	2,834	3,206
2 Amazon.com Inc.	4.050%	8/22/47	6,750	6,713
2 Amazon.com Inc.	4.250%	8/22/57	4,125	4,109
Aptiv plc	4.400%	10/1/46	605	567
Bed Bath & Beyond Inc.	4.915%	8/1/34	550	434
Bed Bath & Beyond Inc.	5.165%	8/1/44	1,595	1,205
BorgWarner Inc.	4.375%	3/15/45	915	874
Cummins Inc.	7.125%	3/1/28	325	404
Cummins Inc.	4.875%	10/1/43	588	661
Daimler Finance North America LLC	8.500%	1/18/31	2,529	3,641
Darden Restaurants Inc.	4.550%	2/15/48	600	552

eBay Inc.	4.000%	7/15/42	1,472	1,289
Ford Motor Co.	6.625%	10/1/28	958	1,078
Ford Motor Co.	7.450%	7/16/31	3,455	4,095
Ford Motor Co.	4.750%	1/15/43	3,086	2,746
Ford Motor Co.	7.400%	11/1/46	778	952
Ford Motor Co.	5.291%	12/8/46	2,715	2,609
General Motors Co.	5.000%	4/1/35	816	792
General Motors Co.	6.600%	4/1/36	2,619	2,900
General Motors Co.	5.150%	4/1/38	2,348	2,267
General Motors Co.	6.250%	10/2/43	2,814	2,990
General Motors Co.	5.200%	4/1/45	3,138	2,954
General Motors Co.	6.750%	4/1/46	1,770	1,991
General Motors Co.	5.400%	4/1/48	328	319
Harley-Davidson Inc.	4.625%	7/28/45	363	358
Home Depot Inc.	5.875%	12/16/36	5,552	6,965
Home Depot Inc.	5.400%	9/15/40	1,230	1,445
Home Depot Inc.	5.950%	4/1/41	2,225	2,790
Home Depot Inc.	4.200%	4/1/43	2,834	2,871
Home Depot Inc.	4.875%	2/15/44	1,178	1,312
Home Depot Inc.	4.400%	3/15/45	2,020	2,115
Home Depot Inc.	4.250%	4/1/46	2,180	2,221
Home Depot Inc.	3.900%	6/15/47	755	731
Home Depot Inc.	3.500%	9/15/56	1,963	1,710
Kohl's Corp.	5.550%	7/17/45	985	946
Lowe's Cos. Inc.	6.500%	3/15/29	331	403
Lowe's Cos. Inc.	4.650%	4/15/42	1,460	1,543
Lowe's Cos. Inc.	4.250%	9/15/44	818	812
Lowe's Cos. Inc.	4.375%	9/15/45	1,431	1,446
Lowe's Cos. Inc.	3.700%	4/15/46	3,280	3,004
Lowe's Cos. Inc.	4.050%	5/3/47	2,584	2,487
Macy's Retail Holdings Inc.	7.000%	2/15/28	250	271
Macy's Retail Holdings Inc.	6.900%	4/1/29	520	556
Macy's Retail Holdings Inc.	4.500%	12/15/34	960	816
Mastercard Inc.	3.800%	11/21/46	1,160	1,146
Mastercard Inc.	3.950%	2/26/48	950	970
McDonald's Corp.	4.700%	12/9/35	1,375	1,454
McDonald's Corp.	6.300%	10/15/37	1,600	1,991
McDonald's Corp.	6.300%	3/1/38	1,480	1,837
McDonald's Corp.	5.700%	2/1/39	420	490
McDonald's Corp.	3.700%	2/15/42	1,002	902
McDonald's Corp.	3.625%	5/1/43	1,003	890
McDonald's Corp.	4.600%	5/26/45	709	728
McDonald's Corp.	4.875%	12/9/45	3,573	3,795
McDonald's Corp.	4.450%	3/1/47	2,581	2,602
NIKE Inc.	3.625%	5/1/43	408	381
NIKE Inc.	3.875%	11/1/45	2,096	2,017
NIKE Inc.	3.375%	11/1/46	1,215	1,079
Nordstrom Inc.	5.000%	1/15/44	1,899	1,733
O'Reilly Automotive Inc.	4.350%	6/1/28	1,000	1,001
QVC Inc.	5.450%	8/15/34	685	634
QVC Inc.	5.950%	3/15/43	105	101
Starbucks Corp.	4.300%	6/15/45	440	453
Starbucks Corp.	3.750%	12/1/47	1,015	968
Target Corp.	6.350%	11/1/32	744	915
Target Corp.	6.500%	10/15/37	697	894
Target Corp.	7.000%	1/15/38	1,175	1,583
Target Corp.	4.000%	7/1/42	2,557	2,448

Target Corp.	3.625%	4/15/46	2,185	1,960
Target Corp.	3.900%	11/15/47	1,125	1,056
VF Corp.	6.450%	11/1/37	720	915
Visa Inc.	4.150%	12/14/35	3,235	3,379
Visa Inc.	4.300%	12/14/45	6,357	6,695
Visa Inc.	3.650%	9/15/47	1,165	1,093
Walgreen Co.	4.400%	9/15/42	910	831
Walgreens Boots Alliance Inc.	4.500%	11/18/34	841	807
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,711	2,628
Walgreens Boots Alliance Inc.	4.650%	6/1/46	950	897
Walmart Inc.	7.550%	2/15/30	1,043	1,427
Walmart Inc.	5.250%	9/1/35	4,185	4,918
Walmart Inc.	6.200%	4/15/38	2,584	3,387
Walmart Inc.	5.625%	4/1/40	1,402	1,729
Walmart Inc.	4.875%	7/8/40	875	988
Walmart Inc.	5.000%	10/25/40	1,033	1,185
Walmart Inc.	5.625%	4/15/41	2,041	2,528
Walmart Inc.	4.000%	4/11/43	1,411	1,415
Walmart Inc.	4.300%	4/22/44	990	1,039
Walmart Inc.	3.625%	12/15/47	1,938	1,838
Western Union Co.	6.200%	11/17/36	823	833

Consumer Noncyclical (17.9%)
Abbott Laboratories	4.750%	11/30/36	3,910	4,112
Abbott Laboratories	6.150%	11/30/37	170	205
Abbott Laboratories	6.000%	4/1/39	814	974
Abbott Laboratories	5.300%	5/27/40	1,368	1,526
Abbott Laboratories	4.750%	4/15/43	718	749
Abbott Laboratories	4.900%	11/30/46	7,000	7,541
AbbVie Inc.	4.500%	5/14/35	4,470	4,433
AbbVie Inc.	4.300%	5/14/36	1,213	1,170
AbbVie Inc.	4.400%	11/6/42	5,109	4,902
AbbVie Inc.	4.700%	5/14/45	5,355	5,346
AbbVie Inc.	4.450%	5/14/46	3,406	3,289
Actavis Inc.	4.625%	10/1/42	650	606
AHS Hospital Corp.	5.024%	7/1/45	763	865
Allergan Funding SCS	4.550%	3/15/35	5,565	5,319
Allergan Funding SCS	4.850%	6/15/44	2,236	2,148
Allergan Funding SCS	4.750%	3/15/45	2,215	2,106
Altria Group Inc.	4.250%	8/9/42	2,306	2,157
Altria Group Inc.	4.500%	5/2/43	1,410	1,367
Altria Group Inc.	5.375%	1/31/44	2,886	3,124
Altria Group Inc.	3.875%	9/16/46	2,085	1,856
AmerisourceBergen Corp.	4.250%	3/1/45	228	208
AmerisourceBergen Corp.	4.300%	12/15/47	1,585	1,465
Amgen Inc.	6.400%	2/1/39	2,345	2,861
Amgen Inc.	4.950%	10/1/41	1,723	1,801
Amgen Inc.	5.150%	11/15/41	2,625	2,816
Amgen Inc.	4.400%	5/1/45	4,061	3,931
Amgen Inc.	4.563%	6/15/48	2,550	2,522
Amgen Inc.	4.663%	6/15/51	6,557	6,538
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	11,102	11,383
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,369
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,150	1,144
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	21,807	22,613
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	997
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,275	4,221

Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,460	2,115
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	728	1,039
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,135	3,296
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,974	1,752
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,375	5,357
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,660	2,577
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,175	1,173
Archer-Daniels-Midland Co.	5.935%	10/1/32	880	1,032
Archer-Daniels-Midland Co.	5.375%	9/15/35	330	378
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,451
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,582	1,544
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,400	1,301
Ascension Health	3.945%	11/15/46	1,908	1,871
1 Ascension Health	4.847%	11/15/53	738	813
AstraZeneca plc	6.450%	9/15/37	5,253	6,652
AstraZeneca plc	4.000%	9/18/42	2,547	2,411
AstraZeneca plc	4.375%	11/16/45	869	874
2 BAT Capital Corp.	4.390%	8/15/37	5,560	5,303
2 BAT Capital Corp.	4.540%	8/15/47	4,705	4,439
Baxalta Inc.	5.250%	6/23/45	1,945	2,034
Baxter International Inc.	3.500%	8/15/46	758	653
Baylor Scott & White Holdings Texas Revenue	3.967%	11/15/46	200	193
Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	1,116	1,135
Becton Dickinson & Co.	5.000%	11/12/40	257	261
Becton Dickinson & Co.	4.685%	12/15/44	3,171	3,066
Becton Dickinson & Co.	4.669%	6/6/47	2,310	2,273
Biogen Inc.	5.200%	9/15/45	3,333	3,518
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	585	586
Boston Scientific Corp.	7.000%	11/15/35	425	546
Boston Scientific Corp.	7.375%	1/15/40	568	748
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,047	919
Bristol-Myers Squibb Co.	4.500%	3/1/44	988	1,059
Brown-Forman Corp.	4.500%	7/15/45	941	993
Campbell Soup Co.	3.800%	8/2/42	775	613
Campbell Soup Co.	4.800%	3/15/48	2,170	1,975
Cardinal Health Inc.	4.600%	3/15/43	752	697
Cardinal Health Inc.	4.500%	11/15/44	377	348
Cardinal Health Inc.	4.900%	9/15/45	725	703
Cardinal Health Inc.	4.368%	6/15/47	1,225	1,107
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	1,504	1,405
Celgene Corp.	5.250%	8/15/43	785	803
Celgene Corp.	4.625%	5/15/44	1,645	1,551
Celgene Corp.	5.000%	8/15/45	3,570	3,538
Celgene Corp.	4.350%	11/15/47	2,375	2,145
Celgene Corp.	4.550%	2/20/48	3,000	2,783
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	443
Church & Dwight Co. Inc.	3.950%	8/1/47	713	641
City of Hope	5.623%	11/15/43	575	693
City of Hope	4.378%	8/15/48	675	687
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	788	855
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,350
Colgate-Palmolive Co.	4.000%	8/15/45	741	737
Colgate-Palmolive Co.	3.700%	8/1/47	1,260	1,197
Conagra Brands Inc.	7.000%	10/1/28	751	883
Conagra Brands Inc.	8.250%	9/15/30	548	714
Constellation Brands Inc.	4.500%	5/9/47	545	526
Constellation Brands Inc.	4.100%	2/15/48	1,225	1,126

CVS Health Corp.	4.875%	7/20/35	2,200	2,225
CVS Health Corp.	4.780%	3/25/38	4,500	4,449
CVS Health Corp.	6.125%	9/15/39	3,000	3,555
CVS Health Corp.	5.300%	12/5/43	2,318	2,435
CVS Health Corp.	5.125%	7/20/45	6,498	6,678
CVS Health Corp.	5.050%	3/25/48	16,125	16,451
Danaher Corp.	4.375%	9/15/45	872	912
Dartmouth-Hitchcock Health	4.178%	8/1/48	575	577
Delhaize America LLC	9.000%	4/15/31	320	434
Diageo Capital plc	5.875%	9/30/36	1,056	1,285
Diageo Capital plc	3.875%	4/29/43	883	865
Diageo Investment Corp.	7.450%	4/15/35	787	1,119
Diageo Investment Corp.	4.250%	5/11/42	1,067	1,108
Dignity Health California GO	4.500%	11/1/42	825	782
Dignity Health California GO	5.267%	11/1/64	413	421
2 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	368	340
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	663	609
Duke University Health System Inc.	3.920%	6/1/47	1,068	1,046
Eli Lilly & Co.	5.550%	3/15/37	1,071	1,295
Eli Lilly & Co.	3.700%	3/1/45	1,471	1,410
Eli Lilly & Co.	3.950%	5/15/47	1,225	1,221
Estee Lauder Cos. Inc.	6.000%	5/15/37	310	390
Estee Lauder Cos. Inc.	4.375%	6/15/45	928	980
Estee Lauder Cos. Inc.	4.150%	3/15/47	933	950
Express Scripts Holding Co.	6.125%	11/15/41	928	1,068
Express Scripts Holding Co.	4.800%	7/15/46	3,440	3,316
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	898	883
Genentech Inc.	5.250%	7/15/35	488	564
General Mills Inc.	4.550%	4/17/38	900	878
General Mills Inc.	5.400%	6/15/40	923	976
General Mills Inc.	4.150%	2/15/43	925	825
General Mills Inc.	4.700%	4/17/48	1,250	1,205
Gilead Sciences Inc.	4.600%	9/1/35	2,199	2,268
Gilead Sciences Inc.	4.000%	9/1/36	2,825	2,711
Gilead Sciences Inc.	5.650%	12/1/41	973	1,128
Gilead Sciences Inc.	4.800%	4/1/44	3,254	3,392
Gilead Sciences Inc.	4.500%	2/1/45	3,059	3,063
Gilead Sciences Inc.	4.750%	3/1/46	4,125	4,267
Gilead Sciences Inc.	4.150%	3/1/47	3,252	3,130
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,055	1,201
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,025	6,541
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	732	740
Hackensack Meridian Health	4.500%	7/1/57	413	429
Hackensack Meridian Health Inc.	4.211%	7/1/48	725	734
Hasbro Inc.	6.350%	3/15/40	588	646
Hasbro Inc.	5.100%	5/15/44	868	819
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,000	995
JM Smucker Co.	4.250%	3/15/35	1,250	1,212
JM Smucker Co.	4.375%	3/15/45	1,163	1,089
Johns Hopkins Health System Corp.	3.837%	5/15/46	713	687
Johnson & Johnson	6.950%	9/1/29	1,160	1,523
Johnson & Johnson	4.950%	5/15/33	968	1,096
Johnson & Johnson	4.375%	12/5/33	1,440	1,548
Johnson & Johnson	3.550%	3/1/36	2,809	2,736
Johnson & Johnson	3.625%	3/3/37	2,128	2,092
Johnson & Johnson	5.950%	8/15/37	1,443	1,856
Johnson & Johnson	3.400%	1/15/38	2,670	2,527

Johnson & Johnson	5.850%	7/15/38	613	781
Johnson & Johnson	4.500%	9/1/40	747	811
Johnson & Johnson	4.850%	5/15/41	420	478
Johnson & Johnson	4.500%	12/5/43	800	874
Johnson & Johnson	3.700%	3/1/46	3,815	3,743
Johnson & Johnson	3.750%	3/3/47	1,275	1,255
Johnson & Johnson	3.500%	1/15/48	1,975	1,867
Kaiser Foundation Hospitals	4.875%	4/1/42	1,650	1,830
Kaiser Foundation Hospitals	4.150%	5/1/47	2,120	2,156
Kellogg Co.	7.450%	4/1/31	837	1,052
Kellogg Co.	4.500%	4/1/46	1,300	1,242
Kimberly-Clark Corp.	6.625%	8/1/37	808	1,089
Kimberly-Clark Corp.	5.300%	3/1/41	950	1,113
Kimberly-Clark Corp.	3.700%	6/1/43	644	595
Kimberly-Clark Corp.	3.200%	7/30/46	1,140	987
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,839	2,056
Koninklijke Philips NV	6.875%	3/11/38	1,175	1,562
Koninklijke Philips NV	5.000%	3/15/42	1,483	1,623
Kraft Foods Group Inc.	6.875%	1/26/39	900	1,064
Kraft Foods Group Inc.	6.500%	2/9/40	1,978	2,262
Kraft Foods Group Inc.	5.000%	6/4/42	4,266	4,144
Kraft Heinz Foods Co.	5.000%	7/15/35	1,998	1,989
Kraft Heinz Foods Co.	5.200%	7/15/45	3,536	3,525
Kraft Heinz Foods Co.	4.375%	6/1/46	5,700	5,049
Kroger Co.	4.450%	2/1/47	1,954	1,785
Kroger Co.	4.650%	1/15/48	1,375	1,294
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,746	1,715
2 Maple Escrow Subsidiary Inc.	4.985%	5/25/38	925	936
2 Maple Escrow Subsidiary Inc.	5.085%	5/25/48	1,400	1,401
1 Mayo Clinic	3.774%	11/15/43	750	724
1 Mayo Clinic	4.000%	11/15/47	648	640
1 Mayo Clinic	4.128%	11/15/52	400	415
McCormick & Co. Inc.	4.200%	8/15/47	575	541
Mead Johnson Nutrition Co.	5.900%	11/1/39	970	1,167
Mead Johnson Nutrition Co.	4.600%	6/1/44	814	847
Medtronic Inc.	4.375%	3/15/35	6,727	7,033
Medtronic Inc.	6.500%	3/15/39	505	662
Medtronic Inc.	5.550%	3/15/40	713	843
Medtronic Inc.	4.500%	3/15/42	1,057	1,104
Medtronic Inc.	4.625%	3/15/44	597	638
Medtronic Inc.	4.625%	3/15/45	7,978	8,586
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	635	727
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	1,195	1,185
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	753	778
Merck & Co. Inc.	3.600%	9/15/42	1,945	1,839
Merck & Co. Inc.	4.150%	5/18/43	3,495	3,577
Merck & Co. Inc.	3.700%	2/10/45	4,145	3,961
Molson Coors Brewing Co.	5.000%	5/1/42	1,932	1,935
Molson Coors Brewing Co.	4.200%	7/15/46	3,492	3,111
1 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	575	541
Mylan Inc.	5.400%	11/29/43	882	869
2 Mylan Inc.	5.200%	4/15/48	1,675	1,613
Mylan NV	5.250%	6/15/46	1,725	1,676
New York & Presbyterian Hospital	4.024%	8/1/45	1,438	1,415

New York & Presbyterian Hospital	4.063%	8/1/56	713	692
Newell Brands Inc.	5.375%	4/1/36	1,400	1,418
Newell Brands Inc.	5.500%	4/1/46	3,346	3,379
Northwell Healthcare Inc.	3.979%	11/1/46	710	652
Northwell Healthcare Inc.	4.260%	11/1/47	1,600	1,564
Novartis Capital Corp.	3.700%	9/21/42	871	841
Novartis Capital Corp.	4.400%	5/6/44	3,305	3,567
Novartis Capital Corp.	4.000%	11/20/45	2,375	2,411
NYU Hospitals Center	4.784%	7/1/44	438	478
1 NYU Hospitals Center	4.368%	7/1/47	623	643
Orlando Health Obligated Group	4.089%	10/1/48	600	591
Partners Healthcare System Inc.	3.765%	7/1/48	500	455
Partners Healthcare System Inc.	4.117%	7/1/55	475	470
PepsiCo Inc.	5.500%	1/15/40	1,238	1,491
PepsiCo Inc.	4.875%	11/1/40	1,404	1,578
PepsiCo Inc.	4.000%	3/5/42	1,420	1,409
PepsiCo Inc.	3.600%	8/13/42	350	325
PepsiCo Inc.	4.250%	10/22/44	1,697	1,735
PepsiCo Inc.	4.600%	7/17/45	662	710
PepsiCo Inc.	4.450%	4/14/46	2,851	3,001
PepsiCo Inc.	3.450%	10/6/46	2,278	2,056
PepsiCo Inc.	4.000%	5/2/47	1,980	1,950
Perrigo Finance Unlimited Co.	4.900%	12/15/44	559	532
Pfizer Inc.	4.000%	12/15/36	1,973	1,996
Pfizer Inc.	7.200%	3/15/39	4,687	6,615
Pfizer Inc.	5.600%	9/15/40	36	44
Pfizer Inc.	4.300%	6/15/43	1,420	1,462
Pfizer Inc.	4.400%	5/15/44	2,330	2,433
Pfizer Inc.	4.125%	12/15/46	2,273	2,294
Pharmacia LLC	6.600%	12/1/28	1,330	1,636
Philip Morris International Inc.	6.375%	5/16/38	2,585	3,177
Philip Morris International Inc.	4.375%	11/15/41	1,280	1,248
Philip Morris International Inc.	4.500%	3/20/42	1,219	1,205
Philip Morris International Inc.	3.875%	8/21/42	1,395	1,258
Philip Morris International Inc.	4.125%	3/4/43	2,525	2,367
Philip Morris International Inc.	4.875%	11/15/43	840	875
Philip Morris International Inc.	4.250%	11/10/44	2,592	2,493
Procter & Gamble Co.	3.500%	10/25/47	975	915
1 Providence St. Joseph Health Obligated Group	3.744%	10/1/47	800	750
1 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	675	653
Quest Diagnostics Inc.	4.700%	3/30/45	588	591
Reynolds American Inc.	5.700%	8/15/35	1,735	1,897
Reynolds American Inc.	7.250%	6/15/37	1,026	1,318
Reynolds American Inc.	6.150%	9/15/43	438	503
Reynolds American Inc.	5.850%	8/15/45	3,424	3,806
RWJ Barnabas Health Inc.	3.949%	7/1/46	738	702
Stanford Health Care	3.795%	11/15/48	1,000	956
Stryker Corp.	4.100%	4/1/43	538	521
Stryker Corp.	4.375%	5/15/44	670	671
Stryker Corp.	4.625%	3/15/46	1,785	1,881
Sutter Health	3.695%	8/15/28	750	742
Sutter Health	4.091%	8/15/48	625	604
Sysco Corp.	4.850%	10/1/45	1,325	1,355
Sysco Corp.	4.500%	4/1/46	1,109	1,083
Sysco Corp.	4.450%	3/15/48	900	882
1 Texas Health Resources	4.330%	11/15/55	552	553
The Kroger Co.	7.700%	6/1/29	680	851

The Kroger Co.	8.000%	9/15/29	200	251
The Kroger Co.	7.500%	4/1/31	681	847
The Kroger Co.	6.900%	4/15/38	283	345
The Kroger Co.	5.400%	7/15/40	703	723
The Kroger Co.	5.150%	8/1/43	940	950
The Kroger Co.	3.875%	10/15/46	725	611
The Pepsi Bottling Group Inc.	7.000%	3/1/29	2,265	2,908
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,058	1,174
Thermo Fisher Scientific Inc.	4.100%	8/15/47	450	429
Trinity Health Corp.	4.125%	12/1/45	650	642
Tyson Foods Inc.	4.875%	8/15/34	1,248	1,275
Tyson Foods Inc.	5.150%	8/15/44	1,405	1,473
Tyson Foods Inc.	4.550%	6/2/47	455	439
Unilever Capital Corp.	5.900%	11/15/32	1,654	2,044
Whirlpool Corp.	4.500%	6/1/46	1,000	942
Wyeth LLC	6.500%	2/1/34	1,568	1,983
Wyeth LLC	6.000%	2/15/36	587	724
Wyeth LLC	5.950%	4/1/37	3,794	4,725
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	300	335
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,077	1,017
Zoetis Inc.	4.700%	2/1/43	1,860	1,912
Zoetis Inc.	3.950%	9/12/47	1,013	940

Energy (11.5%)
Anadarko Finance Co.	7.500%	5/1/31	2,177	2,730
Anadarko Petroleum Corp.	6.450%	9/15/36	3,376	3,996
Anadarko Petroleum Corp.	7.950%	6/15/39	295	397
Anadarko Petroleum Corp.	6.200%	3/15/40	1,628	1,876
Anadarko Petroleum Corp.	4.500%	7/15/44	983	931
Anadarko Petroleum Corp.	6.600%	3/15/46	2,255	2,787
Andeavor	4.500%	4/1/48	1,200	1,122
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	5.200%	12/1/47	805	802
Apache Corp.	6.000%	1/15/37	2,161	2,407
Apache Corp.	5.100%	9/1/40	3,221	3,264
Apache Corp.	5.250%	2/1/42	581	597
Apache Corp.	4.750%	4/15/43	2,888	2,810
Apache Corp.	4.250%	1/15/44	1,675	1,526
Apache Finance Canada Corp.	7.750%	12/15/29	155	192
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,270	2,430
Baker Hughes a GE Co. LLC / Baker Hughes Co-
Obligor Inc.	4.080%	12/15/47	2,540	2,330
BP Capital Markets plc	3.723%	11/28/28	1,025	1,024
Buckeye Partners LP	5.850%	11/15/43	908	888
Buckeye Partners LP	5.600%	10/15/44	229	216
Burlington Resources Finance Co.	7.200%	8/15/31	1,682	2,173
Burlington Resources Finance Co.	7.400%	12/1/31	1,419	1,869
Canadian Natural Resources Ltd.	7.200%	1/15/32	443	551
Canadian Natural Resources Ltd.	6.450%	6/30/33	886	1,043
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	454
Canadian Natural Resources Ltd.	6.500%	2/15/37	731	888
Canadian Natural Resources Ltd.	6.250%	3/15/38	2,234	2,677
Canadian Natural Resources Ltd.	6.750%	2/1/39	840	1,056
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,115	1,168
Cenovus Energy Inc.	5.250%	6/15/37	2,087	2,071
Cenovus Energy Inc.	6.750%	11/15/39	2,850	3,199
Cenovus Energy Inc.	4.450%	9/15/42	775	677

Cenovus Energy Inc.	5.200%	9/15/43	750	715
Cenovus Energy Inc.	5.400%	6/15/47	1,362	1,353
Columbia Pipeline Group Inc.	5.800%	6/1/45	905	1,023
Concho Resources Inc.	4.875%	10/1/47	1,563	1,614
Conoco Funding Co.	7.250%	10/15/31	788	1,030
ConocoPhillips	5.900%	10/15/32	828	972
ConocoPhillips	5.900%	5/15/38	1,071	1,291
ConocoPhillips	6.500%	2/1/39	5,400	6,982
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	922	1,124
ConocoPhillips Co.	4.150%	11/15/34	388	391
ConocoPhillips Co.	4.300%	11/15/44	1,803	1,847
ConocoPhillips Co.	5.950%	3/15/46	671	849
ConocoPhillips Holding Co.	6.950%	4/15/29	3,132	3,907
Continental Resources Inc.	4.900%	6/1/44	1,300	1,289
Devon Energy Corp.	7.950%	4/15/32	1,290	1,704
Devon Energy Corp.	5.600%	7/15/41	2,217	2,471
Devon Energy Corp.	4.750%	5/15/42	2,376	2,383
Devon Energy Corp.	5.000%	6/15/45	1,427	1,497
Devon Financing Co. LLC	7.875%	9/30/31	1,355	1,780
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	866	905
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	802	806
Enable Midstream Partners LP	5.000%	5/15/44	826	755
Enbridge Energy Partners LP	7.500%	4/15/38	793	1,010
Enbridge Energy Partners LP	5.500%	9/15/40	1,233	1,308
Enbridge Energy Partners LP	7.375%	10/15/45	625	817
Enbridge Inc.	4.500%	6/10/44	700	664
Enbridge Inc.	5.500%	12/1/46	1,595	1,739
Encana Corp.	8.125%	9/15/30	650	844
Encana Corp.	7.375%	11/1/31	870	1,092
Encana Corp.	6.500%	8/15/34	1,698	2,014
Encana Corp.	6.625%	8/15/37	710	857
Encana Corp.	6.500%	2/1/38	1,251	1,506
Encana Corp.	5.150%	11/15/41	50	51
Energy Transfer LP	8.250%	11/15/29	264	326
Energy Transfer LP	4.900%	3/15/35	1,518	1,400
Energy Transfer LP	6.625%	10/15/36	895	972
Energy Transfer LP	7.500%	7/1/38	1,063	1,238
Energy Transfer LP	6.050%	6/1/41	1,600	1,613
Energy Transfer LP	6.500%	2/1/42	1,620	1,718
Energy Transfer LP	5.150%	2/1/43	445	400
Energy Transfer LP	5.950%	10/1/43	715	711
Energy Transfer LP	5.150%	3/15/45	2,216	1,991
Energy Transfer LP	6.125%	12/15/45	959	973
Energy Transfer LP	5.300%	4/15/47	1,805	1,663
EnLink Midstream Partners LP	5.600%	4/1/44	653	623
EnLink Midstream Partners LP	5.050%	4/1/45	713	637
EnLink Midstream Partners LP	5.450%	6/1/47	971	914
Enterprise Products Operating LLC	6.875%	3/1/33	942	1,168
Enterprise Products Operating LLC	6.650%	10/15/34	343	417
Enterprise Products Operating LLC	7.550%	4/15/38	218	290
Enterprise Products Operating LLC	6.125%	10/15/39	1,306	1,544
Enterprise Products Operating LLC	6.450%	9/1/40	710	863
Enterprise Products Operating LLC	5.950%	2/1/41	926	1,074
Enterprise Products Operating LLC	5.700%	2/15/42	1,262	1,430
Enterprise Products Operating LLC	4.850%	8/15/42	2,470	2,506
Enterprise Products Operating LLC	4.450%	2/15/43	1,588	1,522
Enterprise Products Operating LLC	4.850%	3/15/44	2,888	2,941

Enterprise Products Operating LLC	5.100%	2/15/45	2,606	2,748
Enterprise Products Operating LLC	4.900%	5/15/46	1,970	2,022
Enterprise Products Operating LLC	4.250%	2/15/48	2,000	1,885
Enterprise Products Operating LLC	4.950%	10/15/54	650	659
EOG Resources Inc.	3.900%	4/1/35	930	905
Exxon Mobil Corp.	3.567%	3/6/45	1,568	1,451
Exxon Mobil Corp.	4.114%	3/1/46	4,595	4,690
Halliburton Co.	4.850%	11/15/35	3,020	3,171
Halliburton Co.	6.700%	9/15/38	1,276	1,609
Halliburton Co.	7.450%	9/15/39	1,359	1,845
Halliburton Co.	4.500%	11/15/41	1,093	1,085
Halliburton Co.	4.750%	8/1/43	1,143	1,184
Halliburton Co.	5.000%	11/15/45	3,519	3,791
Hess Corp.	7.875%	10/1/29	1,045	1,285
Hess Corp.	7.300%	8/15/31	859	1,005
Hess Corp.	7.125%	3/15/33	1,050	1,226
Hess Corp.	6.000%	1/15/40	888	923
Hess Corp.	5.600%	2/15/41	2,861	2,902
Hess Corp.	5.800%	4/1/47	1,150	1,214
Husky Energy Inc.	6.800%	9/15/37	690	851
Kerr-McGee Corp.	7.875%	9/15/31	378	485
Kinder Morgan Energy Partners LP	7.400%	3/15/31	251	299
Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,492	1,846
Kinder Morgan Energy Partners LP	7.300%	8/15/33	625	751
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,238	1,304
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,248	1,386
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,005	2,375
Kinder Morgan Energy Partners LP	6.500%	9/1/39	611	684
Kinder Morgan Energy Partners LP	6.550%	9/15/40	325	364
Kinder Morgan Energy Partners LP	7.500%	11/15/40	613	759
Kinder Morgan Energy Partners LP	6.375%	3/1/41	938	1,035
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,003	1,023
Kinder Morgan Energy Partners LP	5.000%	8/15/42	732	696
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,142	1,047
Kinder Morgan Energy Partners LP	5.000%	3/1/43	409	386
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,678	1,694
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,185	1,182
Kinder Morgan Inc.	7.800%	8/1/31	625	773
Kinder Morgan Inc.	7.750%	1/15/32	1,630	2,020
Kinder Morgan Inc.	5.300%	12/1/34	2,705	2,732
Kinder Morgan Inc.	5.550%	6/1/45	3,210	3,324
Kinder Morgan Inc.	5.050%	2/15/46	780	752
Kinder Morgan Inc.	5.200%	3/1/48	1,600	1,579
Magellan Midstream Partners LP	5.150%	10/15/43	915	997
Magellan Midstream Partners LP	4.250%	9/15/46	998	956
Magellan Midstream Partners LP	4.200%	10/3/47	955	911
Marathon Oil Corp.	6.800%	3/15/32	1,237	1,467
Marathon Oil Corp.	6.600%	10/1/37	1,596	1,935
Marathon Oil Corp.	5.200%	6/1/45	473	506
Marathon Petroleum Corp.	6.500%	3/1/41	1,623	1,947
Marathon Petroleum Corp.	4.750%	9/15/44	1,744	1,711
Marathon Petroleum Corp.	5.850%	12/15/45	240	266
Marathon Petroleum Corp.	5.000%	9/15/54	1,088	1,048
MPLX LP	4.500%	4/15/38	3,300	3,142
MPLX LP	5.200%	3/1/47	1,640	1,670
MPLX LP	4.700%	4/15/48	3,000	2,879
MPLX LP	4.900%	4/15/58	1,000	929

National Oilwell Varco Inc.	3.950%	12/1/42	1,967	1,708
Noble Energy Inc.	6.000%	3/1/41	1,696	1,928
Noble Energy Inc.	5.250%	11/15/43	1,832	1,938
Noble Energy Inc.	5.050%	11/15/44	1,035	1,071
Noble Energy Inc.	4.950%	8/15/47	1,543	1,582
Occidental Petroleum Corp.	4.625%	6/15/45	924	975
Occidental Petroleum Corp.	4.400%	4/15/46	2,335	2,388
Occidental Petroleum Corp.	4.100%	2/15/47	1,053	1,036
Occidental Petroleum Corp.	4.200%	3/15/48	2,000	1,984
ONEOK Inc.	6.000%	6/15/35	515	567
ONEOK Inc.	4.950%	7/13/47	1,613	1,625
ONEOK Partners LP	6.650%	10/1/36	909	1,083
ONEOK Partners LP	6.850%	10/15/37	1,700	2,068
ONEOK Partners LP	6.125%	2/1/41	921	1,040
ONEOK Partners LP	6.200%	9/15/43	692	793
Petro-Canada	5.350%	7/15/33	573	635
Petro-Canada	5.950%	5/15/35	730	864
Petro-Canada	6.800%	5/15/38	1,574	2,053
Phillips 66	4.650%	11/15/34	1,964	2,024
Phillips 66	5.875%	5/1/42	2,966	3,492
Phillips 66	4.875%	11/15/44	2,749	2,917
Phillips 66 Partners LP	4.680%	2/15/45	775	741
Phillips 66 Partners LP	4.900%	10/1/46	1,300	1,286
Plains All American Pipeline LP / PAA Finance
Corp.	6.650%	1/15/37	685	758
Plains All American Pipeline LP / PAA Finance
Corp.	5.150%	6/1/42	745	705
Plains All American Pipeline LP / PAA Finance
Corp.	4.300%	1/31/43	660	558
Plains All American Pipeline LP / PAA Finance
Corp.	4.700%	6/15/44	1,705	1,511
Plains All American Pipeline LP / PAA Finance
Corp.	4.900%	2/15/45	1,310	1,203
Shell International Finance BV	4.125%	5/11/35	2,439	2,474
Shell International Finance BV	6.375%	12/15/38	5,300	6,903
Shell International Finance BV	5.500%	3/25/40	1,529	1,799
Shell International Finance BV	3.625%	8/21/42	877	809
Shell International Finance BV	4.550%	8/12/43	2,447	2,588
Shell International Finance BV	4.375%	5/11/45	5,528	5,712
Shell International Finance BV	4.000%	5/10/46	4,421	4,263
Shell International Finance BV	3.750%	9/12/46	2,675	2,511
Spectra Energy Partners LP	5.950%	9/25/43	1,116	1,252
Spectra Energy Partners LP	4.500%	3/15/45	1,225	1,161
Suncor Energy Inc.	7.150%	2/1/32	735	931
Suncor Energy Inc.	5.950%	12/1/34	825	984
Suncor Energy Inc.	6.500%	6/15/38	2,211	2,801
Suncor Energy Inc.	6.850%	6/1/39	1,400	1,842
Suncor Energy Inc.	4.000%	11/15/47	1,800	1,720
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	738	734
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,063	933
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,888	1,718
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	980	900
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,303	2,153
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	400	471
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	634	786
Texas Eastern Transmission LP	7.000%	7/15/32	779	949
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,473	1,487

TransCanada PipeLines Ltd.	5.600%	3/31/34	548	601
TransCanada PipeLines Ltd.	5.850%	3/15/36	135	154
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,005	1,177
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,250	1,279
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,792	2,299
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,845	3,808
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,243	2,624
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,225	1,268
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,200	1,237
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	684
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	935	901
2 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	700	681
Valero Energy Corp.	4.350%	6/1/28	1,325	1,342
Valero Energy Corp.	7.500%	4/15/32	1,189	1,530
Valero Energy Corp.	6.625%	6/15/37	2,656	3,280
Valero Energy Corp.	4.900%	3/15/45	1,469	1,537
Western Gas Partners LP	5.450%	4/1/44	1,063	1,057
Western Gas Partners LP	5.300%	3/1/48	1,400	1,371
Williams Partners LP	6.300%	4/15/40	2,570	2,923
Williams Partners LP	5.800%	11/15/43	1,041	1,119
Williams Partners LP	5.400%	3/4/44	424	436
Williams Partners LP	4.900%	1/15/45	1,076	1,045
Williams Partners LP	5.100%	9/15/45	2,233	2,233
Williams Partners LP	4.850%	3/1/48	1,000	968

Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	605	634
California Institute of Technology GO	4.700%	11/1/11	668	693
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	610	609
1 Massachusetts Institute of Technology GO	3.959%	7/1/38	725	751
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,005	1,297
Massachusetts Institute of Technology GO	4.678%	7/1/14	1,350	1,477
Massachusetts Institute of Technology GO	3.885%	7/1/16	950	884
1 Northwestern University Illinois GO	3.662%	12/1/57	213	207
1 Northwestern University Illinois GO	4.643%	12/1/44	1,225	1,404
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	436	430
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	1,000	898
1 Rice University Texas GO	3.574%	5/15/45	1,320	1,289
Stanford University California GO	3.647%	5/1/48	1,455	1,428
1 University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	875	836
University of Notre Dame du Lac Indiana GO	3.394%	2/15/48	800	757
University of Pennsylvania GO	4.674%	9/1/12	475	504
1 University of Southern California GO	3.028%	10/1/39	1,247	1,129
1 University of Southern California GO	3.841%	10/1/47	475	466

Technology (6.9%)
Analog Devices Inc.	5.300%	12/15/45	713	769
Apple Inc.	4.500%	2/23/36	2,430	2,641
Apple Inc.	3.850%	5/4/43	5,727	5,504
Apple Inc.	4.450%	5/6/44	2,213	2,339
Apple Inc.	3.450%	2/9/45	3,727	3,358
Apple Inc.	4.375%	5/13/45	4,129	4,306
Apple Inc.	4.650%	2/23/46	7,348	7,987
Apple Inc.	3.850%	8/4/46	4,148	4,002
Apple Inc.	4.250%	2/9/47	1,640	1,681

Apple Inc.	3.750%	9/12/47	1,975	1,858
Apple Inc.	3.750%	11/13/47	700	666
Applied Materials Inc.	5.100%	10/1/35	863	963
Applied Materials Inc.	5.850%	6/15/41	1,048	1,260
Applied Materials Inc.	4.350%	4/1/47	1,940	1,969
Cisco Systems Inc.	5.900%	2/15/39	3,632	4,579
Cisco Systems Inc.	5.500%	1/15/40	3,814	4,611
Corning Inc.	5.750%	8/15/40	791	928
Corning Inc.	4.750%	3/15/42	281	291
Corning Inc.	4.375%	11/15/57	1,950	1,709
2 Diamond 1 Finance Corp. / Diamond 2 Finance
Corp.	8.100%	7/15/36	3,015	3,523
2 Diamond 1 Finance Corp. / Diamond 2 Finance
Corp.	8.350%	7/15/46	3,696	4,496
Fidelity National Information Services Inc.	4.500%	8/15/46	955	896
Fidelity National Information Services Inc.	4.750%	5/15/48	1,000	972
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,277	1,321
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,044	3,063
HP Inc.	6.000%	9/15/41	2,197	2,241
Intel Corp.	4.000%	12/15/32	1,396	1,433
Intel Corp.	4.800%	10/1/41	1,497	1,651
Intel Corp.	4.250%	12/15/42	1,079	1,106
Intel Corp.	4.100%	5/19/46	2,557	2,592
2 Intel Corp.	3.734%	12/8/47	6,438	6,126
International Business Machines Corp.	5.875%	11/29/32	1,645	2,008
International Business Machines Corp.	5.600%	11/30/39	1,192	1,429
International Business Machines Corp.	4.000%	6/20/42	2,206	2,172
International Business Machines Corp.	4.700%	2/19/46	1,693	1,857
Juniper Networks Inc.	5.950%	3/15/41	768	775
Microsoft Corp.	3.500%	2/12/35	3,062	2,975
Microsoft Corp.	4.200%	11/3/35	1,153	1,217
Microsoft Corp.	3.450%	8/8/36	3,930	3,775
Microsoft Corp.	4.100%	2/6/37	4,901	5,129
Microsoft Corp.	5.200%	6/1/39	605	710
Microsoft Corp.	4.500%	10/1/40	1,996	2,164
Microsoft Corp.	5.300%	2/8/41	1,654	1,986
Microsoft Corp.	3.500%	11/15/42	1,859	1,740
Microsoft Corp.	3.750%	5/1/43	1,612	1,569
Microsoft Corp.	4.875%	12/15/43	988	1,119
Microsoft Corp.	3.750%	2/12/45	3,136	3,043
Microsoft Corp.	4.450%	11/3/45	5,700	6,194
Microsoft Corp.	3.700%	8/8/46	8,116	7,866
Microsoft Corp.	4.250%	2/6/47	5,455	5,792
Microsoft Corp.	4.000%	2/12/55	4,279	4,238
Microsoft Corp.	4.750%	11/3/55	1,843	2,067
Microsoft Corp.	3.950%	8/8/56	4,107	4,027
Microsoft Corp.	4.500%	2/6/57	3,950	4,263
Motorola Solutions Inc.	5.500%	9/1/44	575	556
Oracle Corp.	3.250%	5/15/30	779	744
Oracle Corp.	4.300%	7/8/34	3,317	3,462
Oracle Corp.	3.900%	5/15/35	3,031	3,001
Oracle Corp.	3.850%	7/15/36	2,460	2,413
Oracle Corp.	3.800%	11/15/37	3,950	3,854
Oracle Corp.	6.500%	4/15/38	2,214	2,895
Oracle Corp.	6.125%	7/8/39	1,730	2,190
Oracle Corp.	5.375%	7/15/40	4,403	5,143
Oracle Corp.	4.500%	7/8/44	1,870	1,961

Oracle Corp.	4.125%	5/15/45	4,094	4,032
Oracle Corp.	4.000%	7/15/46	4,790	4,671
Oracle Corp.	4.000%	11/15/47	4,735	4,630
Oracle Corp.	4.375%	5/15/55	1,370	1,371
QUALCOMM Inc.	4.650%	5/20/35	1,918	1,945
QUALCOMM Inc.	4.800%	5/20/45	2,369	2,398
QUALCOMM Inc.	4.300%	5/20/47	2,800	2,615
Seagate HDD Cayman	5.750%	12/1/34	925	851
Texas Instruments Inc.	4.150%	5/15/48	2,500	2,597
Total System Services Inc.	4.450%	6/1/28	750	753
Tyco Electronics Group SA	7.125%	10/1/37	908	1,240
Verisk Analytics Inc.	5.500%	6/15/45	663	699
Xerox Corp.	6.750%	12/15/39	652	668

Transportation (3.5%)
1 American Airlines 2016-2 Class AA Pass Through
Trust	3.200%	12/15/29	1,090	1,045
1 American Airlines 2016-3 Class A Pass Through
Trust	3.250%	4/15/30	261	248
1 American Airlines 2016-3 Class AA Pass Through
Trust	3.000%	10/15/28	900	833
1 American Airlines 2017-1 Class AA Pass Through
Trust	3.650%	8/15/30	577	564
1 American Airlines 2017-2 Class AA Pass Through
Trust	3.350%	10/15/29	1,100	1,045
Burlington Northern Santa Fe LLC	6.200%	8/15/36	198	248
Burlington Northern Santa Fe LLC	6.150%	5/1/37	435	542
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,332	1,615
Burlington Northern Santa Fe LLC	5.050%	3/1/41	979	1,090
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,023	1,189
Burlington Northern Santa Fe LLC	4.950%	9/15/41	313	343
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,578	1,636
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,309	1,340
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,576	2,648
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,149	1,306
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,169	2,375
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,675	2,798
Burlington Northern Santa Fe LLC	4.150%	4/1/45	847	842
Burlington Northern Santa Fe LLC	4.700%	9/1/45	943	1,023
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,120	1,070
Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,380	1,370
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,400	1,372
Canadian National Railway Co.	6.900%	7/15/28	847	1,053
Canadian National Railway Co.	6.250%	8/1/34	963	1,229
Canadian National Railway Co.	6.200%	6/1/36	680	853
Canadian National Railway Co.	6.375%	11/15/37	610	794
Canadian National Railway Co.	4.500%	11/7/43	200	211
Canadian National Railway Co.	3.200%	8/2/46	560	483
Canadian National Railway Co.	3.650%	2/3/48	1,390	1,302
Canadian Pacific Railway Co.	7.125%	10/15/31	1,154	1,480
Canadian Pacific Railway Co.	5.750%	3/15/33	170	191
Canadian Pacific Railway Co.	4.800%	9/15/35	418	451
Canadian Pacific Railway Co.	5.950%	5/15/37	510	629
Canadian Pacific Railway Co.	5.750%	1/15/42	315	376
Canadian Pacific Railway Co.	4.800%	8/1/45	795	855
Canadian Pacific Railway Co.	6.125%	9/15/15	1,755	2,151
CSX Corp.	6.000%	10/1/36	478	567

CSX Corp.	6.150%	5/1/37	988	1,212
CSX Corp.	6.220%	4/30/40	970	1,186
CSX Corp.	5.500%	4/15/41	791	891
CSX Corp.	4.750%	5/30/42	1,015	1,054
CSX Corp.	4.400%	3/1/43	500	493
CSX Corp.	4.100%	3/15/44	1,712	1,622
CSX Corp.	3.800%	11/1/46	1,576	1,410
CSX Corp.	4.300%	3/1/48	1,500	1,445
CSX Corp.	3.950%	5/1/50	1,150	1,024
CSX Corp.	4.500%	8/1/54	876	841
CSX Corp.	4.250%	11/1/66	1,909	1,690
CSX Corp.	4.650%	3/1/68	645	615
FedEx Corp.	4.900%	1/15/34	1,468	1,565
FedEx Corp.	3.900%	2/1/35	857	809
FedEx Corp.	3.875%	8/1/42	649	582
FedEx Corp.	4.100%	4/15/43	663	616
FedEx Corp.	5.100%	1/15/44	2,388	2,530
FedEx Corp.	4.100%	2/1/45	993	912
FedEx Corp.	4.750%	11/15/45	1,490	1,504
FedEx Corp.	4.550%	4/1/46	1,520	1,494
FedEx Corp.	4.400%	1/15/47	1,820	1,752
FedEx Corp.	4.050%	2/15/48	2,200	2,016
Kansas City Southern	4.300%	5/15/43	920	850
Kansas City Southern	4.950%	8/15/45	1,123	1,137
Kansas City Southern	4.700%	5/1/48	925	912
Norfolk Southern Corp.	7.050%	5/1/37	255	336
Norfolk Southern Corp.	4.837%	10/1/41	1,655	1,755
Norfolk Southern Corp.	3.950%	10/1/42	980	928
Norfolk Southern Corp.	4.450%	6/15/45	1,292	1,317
Norfolk Southern Corp.	4.650%	1/15/46	545	565
Norfolk Southern Corp.	4.150%	2/28/48	1,300	1,260
Norfolk Southern Corp.	4.050%	8/15/52	1,770	1,664
Union Pacific Corp.	3.375%	2/1/35	996	915
Union Pacific Corp.	3.600%	9/15/37	1,955	1,828
Union Pacific Corp.	4.750%	9/15/41	100	106
Union Pacific Corp.	4.300%	6/15/42	756	762
Union Pacific Corp.	4.250%	4/15/43	1,072	1,069
Union Pacific Corp.	4.821%	2/1/44	625	671
Union Pacific Corp.	4.150%	1/15/45	325	319
Union Pacific Corp.	4.050%	11/15/45	1,101	1,064
Union Pacific Corp.	3.350%	8/15/46	382	329
Union Pacific Corp.	4.000%	4/15/47	1,776	1,712
Union Pacific Corp.	3.799%	10/1/51	1,078	971
Union Pacific Corp.	3.875%	2/1/55	903	807
Union Pacific Corp.	4.375%	11/15/65	1,380	1,311
Union Pacific Corp.	4.100%	9/15/67	980	884
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	438	421
1 United Airlines 2016-1 Class AA Pass Through
Trust	3.100%	7/7/28	1,217	1,156
1 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	462	434
1 United Airlines 2016-2 Class AA Pass Through
Trust	2.875%	10/7/28	828	773
1 United Airlines 2018-1 Class AA Pass Through
Trust	3.500%	3/1/30	1,800	1,734
United Parcel Service Inc.	6.200%	1/15/38	2,367	2,989

United Parcel Service Inc.	4.875%	11/15/40	348	382
United Parcel Service Inc.	3.625%	10/1/42	1,153	1,058
United Parcel Service Inc.	3.400%	11/15/46	99	87
United Parcel Service Inc.	3.750%	11/15/47	3,185	2,962
United Parcel Service of America Inc.	8.375%	4/1/30	325	431
				2,037,434
Utilities (11.9%)
Electric (10.8%)
2 AEP Texas Inc.	3.950%	6/1/28	1,000	1,006
AEP Texas Inc.	3.800%	10/1/47	650	604
AEP Transmission Co. LLC	4.000%	12/1/46	800	772
AEP Transmission Co. LLC	3.750%	12/1/47	688	645
Alabama Power Co.	6.125%	5/15/38	790	984
Alabama Power Co.	6.000%	3/1/39	600	741
Alabama Power Co.	3.850%	12/1/42	235	226
Alabama Power Co.	4.150%	8/15/44	1,033	1,046
Alabama Power Co.	3.750%	3/1/45	750	717
Alabama Power Co.	4.300%	1/2/46	1,285	1,340
Alabama Power Co.	3.700%	12/1/47	1,040	981
Ameren Illinois Co.	4.150%	3/15/46	996	1,004
Ameren Illinois Co.	3.700%	12/1/47	1,250	1,171
Appalachian Power Co.	7.000%	4/1/38	883	1,178
Appalachian Power Co.	4.400%	5/15/44	497	509
Appalachian Power Co.	4.450%	6/1/45	700	720
Arizona Public Service Co.	5.050%	9/1/41	580	658
Arizona Public Service Co.	4.500%	4/1/42	956	999
Arizona Public Service Co.	4.350%	11/15/45	443	454
Arizona Public Service Co.	3.750%	5/15/46	875	816
Avista Corp.	4.350%	6/1/48	700	717
Baltimore Gas & Electric Co.	6.350%	10/1/36	698	884
Baltimore Gas & Electric Co.	3.500%	8/15/46	975	873
Baltimore Gas & Electric Co.	3.750%	8/15/47	625	585
Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,476	4,361
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,721	2,127
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,638	1,861
Berkshire Hathaway Energy Co.	4.500%	2/1/45	335	349
Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,150	1,080
Black Hills Corp.	4.200%	9/15/46	589	566
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	592
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	880	815
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,284	1,378
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	925	916
Cleco Corporate Holdings LLC	4.973%	5/1/46	650	641
Cleveland Electric Illuminating Co.	5.950%	12/15/36	605	719
CMS Energy Corp.	4.875%	3/1/44	409	439
Commonwealth Edison Co.	5.900%	3/15/36	1,307	1,591
Commonwealth Edison Co.	6.450%	1/15/38	1,076	1,404
Commonwealth Edison Co.	3.800%	10/1/42	113	108
Commonwealth Edison Co.	4.600%	8/15/43	383	411
Commonwealth Edison Co.	4.700%	1/15/44	695	757
Commonwealth Edison Co.	3.700%	3/1/45	1,145	1,087
Commonwealth Edison Co.	4.350%	11/15/45	909	945
Commonwealth Edison Co.	3.650%	6/15/46	1,380	1,286
Commonwealth Edison Co.	3.750%	8/15/47	1,325	1,259
Commonwealth Edison Co.	4.000%	3/1/48	1,500	1,490
Connecticut Light & Power Co.	4.300%	4/15/44	668	697
Connecticut Light & Power Co.	4.150%	6/1/45	527	536

Connecticut Light & Power Co.	4.000%	4/1/48	1,100	1,110
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	784	886
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	823	989
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	389	486
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,390	1,766
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	618	828
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,390	1,633
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	840	1,010
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	649	652
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	337	327
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,930	2,005
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,343	1,413
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,818	1,728
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,426	1,351
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	710	737
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	768	759
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	650	610
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	600	613
Consumers Energy Co.	3.950%	5/15/43	820	811
Consumers Energy Co.	3.250%	8/15/46	894	783
Consumers Energy Co.	3.950%	7/15/47	738	735
Consumers Energy Co.	4.050%	5/15/48	1,000	1,011
Delmarva Power & Light Co.	4.150%	5/15/45	738	742
Dominion Energy Inc.	4.250%	6/1/28	550	550
Dominion Energy Inc.	6.300%	3/15/33	545	647
Dominion Energy Inc.	5.250%	8/1/33	512	563
Dominion Energy Inc.	5.950%	6/15/35	1,955	2,282
Dominion Energy Inc.	7.000%	6/15/38	206	266
Dominion Energy Inc.	4.900%	8/1/41	1,310	1,360
Dominion Energy Inc.	4.050%	9/15/42	805	752
Dominion Energy Inc.	4.700%	12/1/44	1,004	1,032
DTE Electric Co.	4.000%	4/1/43	725	718
DTE Electric Co.	3.700%	3/15/45	1,053	991
DTE Electric Co.	3.700%	6/1/46	333	314
DTE Electric Co.	3.750%	8/15/47	813	778
DTE Electric Co.	4.050%	5/15/48	1,000	1,005
DTE Energy Co.	6.375%	4/15/33	745	903
Duke Energy Carolinas LLC	6.000%	12/1/28	435	512
Duke Energy Carolinas LLC	6.450%	10/15/32	508	641
Duke Energy Carolinas LLC	6.100%	6/1/37	1,145	1,429
Duke Energy Carolinas LLC	6.000%	1/15/38	1,020	1,281
Duke Energy Carolinas LLC	6.050%	4/15/38	1,291	1,627
Duke Energy Carolinas LLC	5.300%	2/15/40	1,080	1,270
Duke Energy Carolinas LLC	4.250%	12/15/41	1,303	1,334
Duke Energy Carolinas LLC	4.000%	9/30/42	885	875
Duke Energy Carolinas LLC	3.750%	6/1/45	1,580	1,500
Duke Energy Carolinas LLC	3.875%	3/15/46	270	263
Duke Energy Carolinas LLC	3.700%	12/1/47	1,000	940
Duke Energy Carolinas LLC	3.950%	3/15/48	1,000	983
Duke Energy Corp.	4.800%	12/15/45	1,050	1,110
Duke Energy Corp.	3.750%	9/1/46	3,615	3,215
Duke Energy Florida LLC	6.350%	9/15/37	1,385	1,815
Duke Energy Florida LLC	6.400%	6/15/38	1,251	1,637
Duke Energy Florida LLC	5.650%	4/1/40	275	340
Duke Energy Florida LLC	3.850%	11/15/42	75	73
Duke Energy Florida LLC	3.400%	10/1/46	1,473	1,319
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,200	1,124

1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	267
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	207
Duke Energy Indiana LLC	6.120%	10/15/35	683	840
Duke Energy Indiana LLC	6.350%	8/15/38	1,011	1,308
Duke Energy Indiana LLC	6.450%	4/1/39	618	814
Duke Energy Indiana LLC	4.900%	7/15/43	615	686
Duke Energy Indiana LLC	3.750%	5/15/46	1,400	1,328
Duke Energy Ohio Inc.	3.700%	6/15/46	645	613
Duke Energy Progress LLC	6.300%	4/1/38	313	409
Duke Energy Progress LLC	4.100%	5/15/42	653	653
Duke Energy Progress LLC	4.100%	3/15/43	1,235	1,235
Duke Energy Progress LLC	4.375%	3/30/44	795	827
Duke Energy Progress LLC	4.150%	12/1/44	1,005	1,011
Duke Energy Progress LLC	4.200%	8/15/45	700	711
Duke Energy Progress LLC	3.700%	10/15/46	1,695	1,590
Duke Energy Progress LLC	3.600%	9/15/47	1,000	921
El Paso Electric Co.	6.000%	5/15/35	584	679
El Paso Electric Co.	5.000%	12/1/44	663	671
Emera US Finance LP	4.750%	6/15/46	2,226	2,209
Entergy Louisiana LLC	3.050%	6/1/31	993	919
Entergy Louisiana LLC	4.000%	3/15/33	1,750	1,773
Entergy Louisiana LLC	4.950%	1/15/45	203	206
Entergy Mississippi Inc.	2.850%	6/1/28	713	656
Exelon Corp.	4.950%	6/15/35	650	697
Exelon Corp.	5.625%	6/15/35	1,396	1,610
Exelon Corp.	5.100%	6/15/45	1,460	1,597
Exelon Corp.	4.450%	4/15/46	771	761
Exelon Generation Co. LLC	6.250%	10/1/39	1,422	1,540
Exelon Generation Co. LLC	5.750%	10/1/41	635	651
Exelon Generation Co. LLC	5.600%	6/15/42	1,692	1,708
FirstEnergy Corp.	7.375%	11/15/31	2,849	3,742
FirstEnergy Corp.	4.850%	7/15/47	1,545	1,609
Florida Power & Light Co.	5.625%	4/1/34	550	652
Florida Power & Light Co.	4.950%	6/1/35	135	150
Florida Power & Light Co.	5.650%	2/1/37	537	646
Florida Power & Light Co.	5.950%	2/1/38	1,055	1,317
Florida Power & Light Co.	5.960%	4/1/39	1,555	1,955
Florida Power & Light Co.	5.690%	3/1/40	946	1,159
Florida Power & Light Co.	5.250%	2/1/41	668	782
Florida Power & Light Co.	4.125%	2/1/42	1,685	1,701
Florida Power & Light Co.	4.050%	6/1/42	1,205	1,212
Florida Power & Light Co.	3.800%	12/15/42	990	958
Florida Power & Light Co.	4.050%	10/1/44	447	448
Florida Power & Light Co.	3.700%	12/1/47	1,590	1,508
Florida Power & Light Co.	3.950%	3/1/48	1,550	1,545
Florida Power & Light Co.	4.125%	6/1/48	1,000	1,022
Georgia Power Co.	4.750%	9/1/40	1,056	1,122
Georgia Power Co.	4.300%	3/15/42	2,038	2,062
Georgia Power Co.	4.300%	3/15/43	430	437
Iberdrola International BV	6.750%	7/15/36	579	708
Indiana Michigan Power Co.	6.050%	3/15/37	928	1,133
Indiana Michigan Power Co.	4.550%	3/15/46	313	330
Indiana Michigan Power Co.	3.750%	7/1/47	838	783
Interstate Power & Light Co.	6.250%	7/15/39	640	800
Interstate Power & Light Co.	3.700%	9/15/46	333	308
ITC Holdings Corp.	5.300%	7/1/43	710	792
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	868	899

Kansas City Power & Light Co.	6.050%	11/15/35	250	302
Kansas City Power & Light Co.	5.300%	10/1/41	805	909
Kansas City Power & Light Co.	4.200%	6/15/47	340	337
Kansas City Power & Light Co.	4.200%	3/15/48	575	570
Kentucky Utilities Co.	5.125%	11/1/40	1,572	1,810
MidAmerican Energy Co.	6.750%	12/30/31	805	1,037
MidAmerican Energy Co.	5.750%	11/1/35	623	749
MidAmerican Energy Co.	5.800%	10/15/36	685	831
MidAmerican Energy Co.	4.800%	9/15/43	661	739
MidAmerican Energy Co.	4.400%	10/15/44	450	477
MidAmerican Energy Co.	4.250%	5/1/46	1,626	1,683
MidAmerican Energy Co.	3.950%	8/1/47	375	370
MidAmerican Energy Co.	3.650%	8/1/48	1,425	1,346
Mississippi Power Co.	4.250%	3/15/42	906	860
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	798	1,109
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,167	1,182
Nevada Power Co.	6.650%	4/1/36	913	1,186
Nevada Power Co.	6.750%	7/1/37	636	841
Northern States Power Co.	6.250%	6/1/36	585	755
Northern States Power Co.	6.200%	7/1/37	271	343
Northern States Power Co.	5.350%	11/1/39	460	538
Northern States Power Co.	3.400%	8/15/42	905	825
Northern States Power Co.	4.125%	5/15/44	588	596
Northern States Power Co.	4.000%	8/15/45	450	448
Northern States Power Co.	3.600%	5/15/46	770	716
Northern States Power Co.	3.600%	9/15/47	813	754
NorthWestern Corp.	4.176%	11/15/44	789	801
NSTAR Electric Co.	5.500%	3/15/40	873	1,035
NSTAR Electric Co.	4.400%	3/1/44	265	278
Oglethorpe Power Corp.	5.950%	11/1/39	100	121
Oglethorpe Power Corp.	5.375%	11/1/40	1,276	1,435
Oglethorpe Power Corp.	5.250%	9/1/50	548	599
Ohio Edison Co.	6.875%	7/15/36	668	881
Ohio Power Co.	4.150%	4/1/48	1,100	1,104
Oklahoma Gas & Electric Co.	4.150%	4/1/47	550	554
Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	576
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	839	1,105
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	638	863
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	600	857
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,005	1,166
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	923
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	511	600
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,085	1,042
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	720	691
Pacific Gas & Electric Co.	6.050%	3/1/34	5,124	5,937
Pacific Gas & Electric Co.	5.800%	3/1/37	1,775	1,988
Pacific Gas & Electric Co.	6.350%	2/15/38	738	873
Pacific Gas & Electric Co.	6.250%	3/1/39	1,229	1,452
Pacific Gas & Electric Co.	5.400%	1/15/40	1,710	1,852
Pacific Gas & Electric Co.	4.450%	4/15/42	788	757
Pacific Gas & Electric Co.	4.600%	6/15/43	974	950
Pacific Gas & Electric Co.	5.125%	11/15/43	886	928
Pacific Gas & Electric Co.	4.750%	2/15/44	1,253	1,257
Pacific Gas & Electric Co.	4.300%	3/15/45	1,084	1,016
Pacific Gas & Electric Co.	4.250%	3/15/46	833	773
Pacific Gas & Electric Co.	4.000%	12/1/46	1,123	1,017
Pacific Gas & Electric Co.	3.950%	12/1/47	1,575	1,406

PacifiCorp	7.700%	11/15/31	600	826
PacifiCorp	5.250%	6/15/35	585	672
PacifiCorp	6.100%	8/1/36	690	879
PacifiCorp	5.750%	4/1/37	1,179	1,431
PacifiCorp	6.250%	10/15/37	1,190	1,531
PacifiCorp	6.350%	7/15/38	175	228
PacifiCorp	6.000%	1/15/39	667	840
PacifiCorp	4.100%	2/1/42	670	672
PECO Energy Co.	5.950%	10/1/36	533	666
PECO Energy Co.	4.150%	10/1/44	445	451
PECO Energy Co.	3.700%	9/15/47	450	425
PECO Energy Co.	3.900%	3/1/48	600	588
Potomac Electric Power Co.	6.500%	11/15/37	1,108	1,448
Potomac Electric Power Co.	4.150%	3/15/43	1,190	1,201
PPL Capital Funding Inc.	4.700%	6/1/43	403	411
PPL Capital Funding Inc.	5.000%	3/15/44	800	852
PPL Capital Funding Inc.	4.000%	9/15/47	775	721
PPL Electric Utilities Corp.	6.250%	5/15/39	775	986
PPL Electric Utilities Corp.	4.750%	7/15/43	290	318
PPL Electric Utilities Corp.	4.125%	6/15/44	760	764
PPL Electric Utilities Corp.	4.150%	10/1/45	350	353
PPL Electric Utilities Corp.	3.950%	6/1/47	1,241	1,226
Progress Energy Inc.	7.750%	3/1/31	1,238	1,650
Progress Energy Inc.	7.000%	10/30/31	758	963
Progress Energy Inc.	6.000%	12/1/39	1,190	1,429
PSEG Power LLC	8.625%	4/15/31	1,165	1,528
Public Service Co. of Colorado	6.250%	9/1/37	585	763
Public Service Co. of Colorado	6.500%	8/1/38	230	303
Public Service Co. of Colorado	3.600%	9/15/42	1,120	1,044
Public Service Co. of Colorado	4.300%	3/15/44	563	583
Public Service Co. of Colorado	3.800%	6/15/47	588	564
Public Service Electric & Gas Co.	5.800%	5/1/37	453	554
Public Service Electric & Gas Co.	5.500%	3/1/40	118	141
Public Service Electric & Gas Co.	3.950%	5/1/42	550	545
Public Service Electric & Gas Co.	3.650%	9/1/42	1,405	1,328
Public Service Electric & Gas Co.	3.800%	1/1/43	685	663
Public Service Electric & Gas Co.	3.800%	3/1/46	1,101	1,061
Public Service Electric & Gas Co.	3.600%	12/1/47	435	404
Puget Sound Energy Inc.	6.274%	3/15/37	601	766
Puget Sound Energy Inc.	5.757%	10/1/39	760	932
Puget Sound Energy Inc.	5.795%	3/15/40	477	589
Puget Sound Energy Inc.	5.638%	4/15/41	428	524
Puget Sound Energy Inc.	4.300%	5/20/45	966	1,004
San Diego Gas & Electric Co.	6.000%	6/1/39	704	889
San Diego Gas & Electric Co.	4.500%	8/15/40	841	893
San Diego Gas & Electric Co.	3.750%	6/1/47	690	654
San Diego Gas & Electric Co.	4.150%	5/15/48	750	762
South Carolina Electric & Gas Co.	6.625%	2/1/32	950	1,124
South Carolina Electric & Gas Co.	5.300%	5/15/33	555	588
South Carolina Electric & Gas Co.	6.050%	1/15/38	990	1,132
South Carolina Electric & Gas Co.	5.450%	2/1/41	586	634
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,011	965
South Carolina Electric & Gas Co.	4.600%	6/15/43	671	660
South Carolina Electric & Gas Co.	4.100%	6/15/46	848	774
South Carolina Electric & Gas Co.	4.500%	6/1/64	724	655
South Carolina Electric & Gas Co.	5.100%	6/1/65	560	561
Southern California Edison Co.	6.650%	4/1/29	198	241

Southern California Edison Co.	6.000%	1/15/34	598	715
Southern California Edison Co.	5.750%	4/1/35	277	326
Southern California Edison Co.	5.350%	7/15/35	681	770
Southern California Edison Co.	5.550%	1/15/36	220	252
Southern California Edison Co.	5.625%	2/1/36	1,540	1,797
Southern California Edison Co.	5.550%	1/15/37	800	930
Southern California Edison Co.	5.950%	2/1/38	1,082	1,335
Southern California Edison Co.	6.050%	3/15/39	1,035	1,282
Southern California Edison Co.	5.500%	3/15/40	570	666
Southern California Edison Co.	4.500%	9/1/40	731	752
Southern California Edison Co.	4.050%	3/15/42	1,930	1,875
Southern California Edison Co.	3.900%	3/15/43	170	161
Southern California Edison Co.	4.650%	10/1/43	1,316	1,386
Southern California Edison Co.	3.600%	2/1/45	209	189
Southern California Edison Co.	4.000%	4/1/47	1,965	1,893
Southern California Edison Co.	4.125%	3/1/48	1,500	1,464
Southern Co.	4.250%	7/1/36	517	512
Southern Co.	4.400%	7/1/46	4,100	4,088
Southern Power Co.	5.150%	9/15/41	1,138	1,172
Southern Power Co.	5.250%	7/15/43	520	546
Southern Power Co.	4.950%	12/15/46	775	777
Southwestern Electric Power Co.	6.200%	3/15/40	208	257
Southwestern Electric Power Co.	3.900%	4/1/45	1,013	950
Southwestern Electric Power Co.	3.850%	2/1/48	875	815
Southwestern Public Service Co.	4.500%	8/15/41	795	841
Southwestern Public Service Co.	3.400%	8/15/46	800	725
Southwestern Public Service Co.	3.700%	8/15/47	1,138	1,070
Tampa Electric Co.	4.100%	6/15/42	590	578
Tampa Electric Co.	4.350%	5/15/44	540	543
Toledo Edison Co.	6.150%	5/15/37	723	888
TransAlta Corp.	6.500%	3/15/40	575	566
Union Electric Co.	5.300%	8/1/37	93	106
Union Electric Co.	8.450%	3/15/39	560	852
Union Electric Co.	3.900%	9/15/42	827	813
Union Electric Co.	3.650%	4/15/45	840	777
Union Electric Co.	4.000%	4/1/48	800	792
Virginia Electric & Power Co.	6.000%	1/15/36	1,060	1,290
Virginia Electric & Power Co.	6.000%	5/15/37	713	871
Virginia Electric & Power Co.	6.350%	11/30/37	302	383
Virginia Electric & Power Co.	8.875%	11/15/38	708	1,135
Virginia Electric & Power Co.	4.000%	1/15/43	953	922
Virginia Electric & Power Co.	4.650%	8/15/43	1,158	1,237
Virginia Electric & Power Co.	4.450%	2/15/44	1,758	1,810
Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,303
Virginia Electric & Power Co.	4.000%	11/15/46	272	263
Virginia Electric & Power Co.	3.800%	9/15/47	1,100	1,021
Westar Energy Inc.	4.125%	3/1/42	1,113	1,112
Westar Energy Inc.	4.100%	4/1/43	1,111	1,120
Westar Energy Inc.	4.250%	12/1/45	317	325
Wisconsin Electric Power Co.	5.625%	5/15/33	335	387
Wisconsin Electric Power Co.	5.700%	12/1/36	250	299
Wisconsin Electric Power Co.	4.300%	12/15/45	420	425
Wisconsin Power & Light Co.	6.375%	8/15/37	599	775
Wisconsin Public Service Corp.	3.671%	12/1/42	370	346
Wisconsin Public Service Corp.	4.752%	11/1/44	913	1,004
Xcel Energy Inc.	6.500%	7/1/36	889	1,147

Natural Gas (0.9%)
Atmos Energy Corp.	5.500%	6/15/41	750	903
Atmos Energy Corp.	4.150%	1/15/43	632	633
Atmos Energy Corp.	4.125%	10/15/44	1,658	1,651
CenterPoint Energy Resources Corp.	5.850%	1/15/41	589	715
CenterPoint Energy Resources Corp.	4.100%	9/1/47	525	503
KeySpan Corp.	5.803%	4/1/35	580	669
NiSource Finance Corp.	5.950%	6/15/41	843	994
NiSource Finance Corp.	5.250%	2/15/43	1,254	1,373
NiSource Finance Corp.	4.800%	2/15/44	1,096	1,141
NiSource Finance Corp.	5.650%	2/1/45	925	1,062
NiSource Finance Corp.	4.375%	5/15/47	2,085	2,046
NiSource Finance Corp.	3.950%	3/30/48	925	856
ONE Gas Inc.	4.658%	2/1/44	1,071	1,144
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	350
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	850	774
Sempra Energy	3.800%	2/1/38	2,125	1,961
Sempra Energy	6.000%	10/15/39	1,489	1,773
Sempra Energy	4.000%	2/1/48	1,475	1,358
Southern California Gas Co.	5.125%	11/15/40	115	133
Southern California Gas Co.	3.750%	9/15/42	675	654
Southern California Gas Co.	4.125%	6/1/48	500	508
Southern Co. Gas Capital Corp.	6.000%	10/1/34	215	248
Southern Co. Gas Capital Corp.	5.875%	3/15/41	925	1,090
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,035	1,026
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,100	1,019
Southern Co. Gas Capital Corp.	4.400%	5/30/47	870	864
Southwest Gas Corp.	3.800%	9/29/46	400	372
Washington Gas Light Co.	3.796%	9/15/46	863	843

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,038	1,371
American Water Capital Corp.	4.300%	12/1/42	865	878
American Water Capital Corp.	4.300%	9/1/45	1,115	1,133
American Water Capital Corp.	4.000%	12/1/46	425	412
American Water Capital Corp.	3.750%	9/1/47	1,438	1,338
United Utilities plc	6.875%	8/15/28	745	865
Veolia Environnement SA	6.750%	6/1/38	617	778
				349,939
Total Corporate Bonds (Cost $2,961,918)				2,866,637
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	975	1,003
George Washington University District of
Columbia GO	4.868%	9/15/45	40	44
George Washington University District of
Columbia Revenue	4.126%	9/15/48	1,725	1,736
Missouri Health & Educational Facilities Authority
Revenue (Washington University)	3.652%	8/15/57	95	90
New York University Hospitals Center Revenue	5.750%	7/1/43	745	930
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	443	511
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	1,065	960
Princeton University New Jersey GO	5.700%	3/1/39	800	1,014

University of Southern California GO	5.250%	10/1/11	770	898
Total Taxable Municipal Bonds (Cost $7,303)				7,186
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost $23,353)	1.961%		233,528	23,355
Total Investments (99.1%) (Cost $3,001,808)				2,906,365
Other Assets and Liabilities-Net (0.9%)				25,454
Net Assets (100%)				2,931,819

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $72,353,000, representing 2.5% of net assets.
3 Securities with a value of $675,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	September 2018	95	13,787	58

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Long-Term Corporate Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,187	—
Corporate Bonds	—	2,866,637	—
Taxable Municipal Bonds	—	7,186	—
Temporary Cash Investments	23,355	—	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Total	23,319	2,883,010	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $3,002,951,000. Net unrealized depreciation of investment securities for tax purposes was $96,586,000, consisting of unrealized gains of $12,425,000 on securities that had risen in value since their purchase and $109,011,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	2.750%	5/31/23	4,000	4,011

Conventional Mortgage-Backed Securities (99.3%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	13,969	13,292
1,2,3Fannie Mae Pool		2.500%	11/1/26–10/1/46	184,685	179,991
1,2,3Fannie Mae Pool		3.000%	11/1/25–7/1/48	667,524	654,716
1,2,3Fannie Mae Pool		3.500%	10/1/20–7/1/48	832,313	832,924
1,2,3Fannie Mae Pool		4.000%	7/1/18–7/1/48	553,421	567,091
1,2,3Fannie Mae Pool		4.500%	6/1/18–7/1/48	211,015	221,113
1,2	Fannie Mae Pool	5.000%	6/1/18–3/1/44	61,649	65,918
1,2	Fannie Mae Pool	5.500%	12/1/18–2/1/42	51,221	55,784
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	32,829	36,337
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	7,785	8,646
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	642	734
1,2	Fannie Mae Pool	7.500%	11/1/22	4	4
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	7,927	7,525
1,2,3Freddie Mac Gold Pool		2.500%	8/1/22–6/1/48	138,644	135,317
1,2,3Freddie Mac Gold Pool		3.000%	1/1/26–6/1/48	470,759	461,269
1,2,3Freddie Mac Gold Pool		3.500%	9/1/25–6/1/48	536,651	537,658
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–7/1/48	321,942	329,972
1,2,3Freddie Mac Gold Pool		4.500%	6/1/18–7/1/48	119,825	125,519
1,2	Freddie Mac Gold Pool	5.000%	6/1/18–3/1/42	39,859	42,619
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	32,465	35,349
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	18,194	20,240
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,161	3,558
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	264	301
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	23,368	22,937
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/48	27,383	27,586
1,3	Ginnie Mae I Pool	4.000%	7/15/24–6/1/48	35,006	36,086
1,3	Ginnie Mae I Pool	4.500%	9/15/18–6/1/48	39,548	41,617
1	Ginnie Mae I Pool	5.000%	1/15/19–4/15/41	23,112	24,730
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	9,439	10,216
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,774	4,160
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	160	184
1	Ginnie Mae I Pool	7.000%	10/15/27	5	5
1	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	28,670	27,536
1,3	Ginnie Mae II Pool	3.000%	10/20/26–6/1/48	462,987	455,096
1,3	Ginnie Mae II Pool	3.500%	12/20/25–7/1/48	748,300	754,519
1,3	Ginnie Mae II Pool	4.000%	9/20/25–6/1/48	356,890	367,489
1,3	Ginnie Mae II Pool	4.500%	2/20/39–6/1/48	128,627	134,743
1	Ginnie Mae II Pool	5.000%	6/20/33–3/20/46	37,609	40,284
1	Ginnie Mae II Pool	5.500%	11/20/33–5/20/45	13,915	14,795
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,749	6,288
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	577	640
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	83	95
					6,304,884

Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae Pool	2.124%	3/1/43	492	487
1,2	Fannie Mae Pool	2.179%	6/1/43	281	279
1,2	Fannie Mae Pool	2.263%	7/1/43	842	818
1,2	Fannie Mae Pool	2.395%	10/1/42	308	306
1,2,4Fannie Mae Pool		3.087%	9/1/37	26	27
1,2,4Fannie Mae Pool		3.162%	12/1/41	88	90
1,2	Fannie Mae Pool	3.365%	8/1/42	121	120
1,2,4Fannie Mae Pool		3.431%	10/1/37	85	87
1,2,4Fannie Mae Pool		3.440%	10/1/39–9/1/42	482	501
1,2,4Fannie Mae Pool		3.450%	12/1/40	160	167
1,2,4Fannie Mae Pool		3.555%	11/1/41	82	87
1,2,4Fannie Mae Pool		3.556%	12/1/39	177	184
1,2,4Fannie Mae Pool		3.560%	10/1/40–12/1/40	17	18
1,2,4Fannie Mae Pool		3.563%	11/1/41	24	26
1,2,4Fannie Mae Pool		3.565%	11/1/40–12/1/40	16	17
1,2,4Fannie Mae Pool		3.567%	12/1/41	91	96
1,2,5Fannie Mae Pool		3.582%	8/1/39	45	46
1,2,4Fannie Mae Pool		3.600%	1/1/42	165	173
1,2,4Fannie Mae Pool		3.604%	9/1/40	164	172
1,2,4Fannie Mae Pool		3.611%	6/1/42	895	928
1,2	Fannie Mae Pool	3.614%	4/1/41	53	53
1,2,4Fannie Mae Pool		3.627%	3/1/38	3	3
1,2,4Fannie Mae Pool		3.628%	3/1/42	64	68
1,2,4Fannie Mae Pool		3.645%	1/1/40	3	3
1,2,4Fannie Mae Pool		3.654%	11/1/39	19	20
1,2,4Fannie Mae Pool		3.682%	2/1/41	4	4
1,2,5Fannie Mae Pool		3.685%	2/1/42	138	147
1,2,4Fannie Mae Pool		3.720%	5/1/42	32	33
1,2,4Fannie Mae Pool		3.726%	3/1/41	135	141
1,2,5Fannie Mae Pool		3.819%	5/1/42	72	75
1,2,4Fannie Mae Pool		3.895%	5/1/41	41	43
1,2,4Fannie Mae Pool		4.158%	4/1/37	8	8
1,2,4Fannie Mae Pool		4.239%	5/1/40	2	3
1,2	Freddie Mac Non Gold Pool	2.532%	11/1/43	349	358
1,2,4Freddie Mac Non Gold Pool		3.410%	10/1/37	11	11
1,2,4Freddie Mac Non Gold Pool		3.495%	12/1/40	23	24
1,2,4Freddie Mac Non Gold Pool		3.556%	2/1/37	15	16
1,2,4Freddie Mac Non Gold Pool		3.612%	12/1/39	15	16
1,2,4Freddie Mac Non Gold Pool		3.631%	2/1/42	28	30
1,2,4Freddie Mac Non Gold Pool		3.649%	9/1/40	49	51
1,2,4Freddie Mac Non Gold Pool		3.694%	6/1/41	67	70
1,2,4Freddie Mac Non Gold Pool		3.738%	6/1/37	127	134
1,2,4Freddie Mac Non Gold Pool		3.766%	6/1/40	53	55
1,2,4Freddie Mac Non Gold Pool		3.830%	6/1/40	35	36
1,2,4Freddie Mac Non Gold Pool		3.900%	2/1/41	105	111
1,2,4Freddie Mac Non Gold Pool		3.910%	2/1/41	5	5
1,2,4Freddie Mac Non Gold Pool		3.950%	5/1/40	2	2
1,2,4Freddie Mac Non Gold Pool		4.145%	3/1/38	11	11
1,6	Ginnie Mae II Pool	2.625%	4/20/41	6	6
1,6	Ginnie Mae II Pool	2.750%	7/20/41–8/20/41	113	116
1,6	Ginnie Mae II Pool	3.125%	11/20/40–12/20/42	448	461
1,6	Ginnie Mae II Pool	3.375%	1/20/41–2/20/41	442	457
1,6	Ginnie Mae II Pool	3.625%	11/20/40	10	10
					7,210
Total U.S. Government and Agency Obligations (Cost $6,470,262)					6,316,105

		Shares
Temporary Cash Investment (9.9%)
Money Market Fund (9.9%)
7 Vanguard Market Liquidity Fund (Cost $624,130)	1.961%	6,241,351	624,198
Total Investments (109.4%) (Cost $7,094,392)			6,940,303
Other Assets and Liabilities-Net (-9.4%)			(594,125)
Net Assets (100%)			6,346,178

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
4 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
5 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At May 31, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $2,687,000 in connection with TBA transactions.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,316,105	—
Temporary Cash Investments	624,198	—	—
Total	624,198	6,316,105	—

D. At May 31, 2018, the cost of investment securities for tax purposes was $7,094,393,000. Net unrealized depreciation of investment securities for tax purposes was $154,090,000, consisting of unrealized gains of $4,404,000 on securities that had risen in value since their purchase and $158,494,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (92.8%)1
Consumer Discretionary (9.1%)
	Six Flags Entertainment Corp.	187,739	12,113
*	Career Education Corp.	554,892	8,540
*	Modine Manufacturing Co.	397,229	7,150
	Lithia Motors Inc. Class A	72,346	7,072
	Nexstar Media Group Inc. Class A	104,623	6,936
*	Boot Barn Holdings Inc.	209,382	4,958
	Wendy's Co.	292,246	4,708
*,^ LGI Homes Inc.		56,031	3,413
*	Vista Outdoor Inc.	201,222	3,409
*	Del Taco Restaurants Inc.	218,043	2,625
^	Rent-A-Center Inc.	177,557	1,685
*	Lands' End Inc.	79,950	1,579
	Libbey Inc.	209,202	1,362
			65,550
Consumer Staples (3.6%)
	Pinnacle Foods Inc.	160,791	10,281
*	Hostess Brands Inc. Class A	538,227	7,336
*	HRG Group Inc.	470,959	5,972
*	Central Garden & Pet Co. Class A	53,506	2,034
			25,623
Energy (6.1%)
*	Parsley Energy Inc. Class A	321,868	9,489
*	RSP Permian Inc.	146,103	6,390
	SM Energy Co.	193,832	5,078
*	Carrizo Oil & Gas Inc.	194,903	4,923
*	Callon Petroleum Co.	381,754	4,520
*	PDC Energy Inc.	72,998	4,416
*	QEP Resources Inc.	349,208	4,222
*	International Seaways Inc.	98,209	2,053
*	Apergy Corp.	46,350	2,002
*	Viper Energy Partners LP	27,396	892
			43,985
Financials (23.0%)
	PacWest Bancorp	336,435	17,851
	MB Financial Inc.	275,088	13,587
	Columbia Banking System Inc.	282,622	12,017
	Argo Group International Holdings Ltd.	179,473	10,903
	Popular Inc.	232,243	10,507
	Starwood Property Trust Inc.	410,464	8,911
	First Horizon National Corp.	460,484	8,537
*	First BanCorp	1,087,254	8,426
	Aspen Insurance Holdings Ltd.	190,586	8,271
	Flushing Financial Corp.	294,467	7,859
	BGC Partners Inc. Class A	661,229	7,578
	South State Corp.	82,412	7,378
	Washington Federal Inc.	221,507	7,188
	Renasant Corp.	143,359	6,870
	Navigators Group Inc.	111,697	6,568

	Affiliated Managers Group Inc.	39,626	6,311
	James River Group Holdings Ltd.	127,821	4,848
*	Bancorp Inc.	417,109	4,722
*	Texas Capital Bancshares Inc.	45,289	4,363
	WSFS Financial Corp.	47,139	2,468
			165,163
Health Care (4.0%)
*	Ligand Pharmaceuticals Inc.	50,073	9,625
*	Syneos Health Inc.	129,772	5,580
*	Myriad Genetics Inc.	141,523	5,167
*	Amneal Pharmaceuticals Inc.	176,220	3,479
*	Diplomat Pharmacy Inc.	145,118	3,416
*,^ Lannett Co. Inc.		83,961	1,390
			28,657
Industrials (15.0%)
	KAR Auction Services Inc.	313,111	16,523
*	Genesee & Wyoming Inc. Class A	168,767	13,182
*	Teledyne Technologies Inc.	43,686	8,801
*	Wesco Aircraft Holdings Inc.	600,098	6,901
*	Beacon Roofing Supply Inc.	150,325	6,299
	Kaman Corp.	83,677	5,922
	BWX Technologies Inc.	86,322	5,761
*	BMC Stock Holdings Inc.	242,735	4,940
	Interface Inc. Class A	206,929	4,697
	Encore Wire Corp.	91,809	4,444
*	MRC Global Inc.	212,411	4,386
	HNI Corp.	117,511	4,361
	Actuant Corp. Class A	179,597	4,194
*	Saia Inc.	49,671	4,093
	EnerSys	50,947	4,071
*	WESCO International Inc.	46,948	2,786
	Altra Industrial Motion Corp.	67,332	2,784
	Briggs & Stratton Corp.	123,055	2,270
*	DXP Enterprises Inc.	39,735	1,551
			107,966
Information Technology (12.4%)
*	IAC/InterActiveCorp	111,044	17,227
*	ACI Worldwide Inc.	475,986	11,495
^	Silicon Motion Technology Corp. ADR	180,454	8,776
*	Conduent Inc.	454,590	8,751
*	Virtusa Corp.	114,747	5,571
*	Insight Enterprises Inc.	108,549	5,091
	j2 Global Inc.	57,121	4,823
*	Semtech Corp.	97,945	4,741
	InterDigital Inc.	57,000	4,494
	Jabil Inc.	155,273	4,391
*	Integrated Device Technology Inc.	121,666	4,044
*	Fabrinet	95,297	3,348
*	Infinera Corp.	264,652	2,329
*	Veeco Instruments Inc.	125,332	2,137
*	Itron Inc.	36,537	2,086
			89,304
Materials (8.6%)
	FMC Corp.	157,705	13,735
	Silgan Holdings Inc.	315,552	8,589
*	Kraton Corp.	171,026	8,298

Valvoline Inc.	364,569	7,452
Ashland Global Holdings Inc.	76,641	5,957
Carpenter Technology Corp.	93,960	5,632
*	Allegheny Technologies Inc.	191,513	5,462
Innophos Holdings Inc.	81,554	3,876
Eagle Materials Inc.	23,902	2,590
61,591
Real Estate (8.4%)
Medical Properties Trust Inc.	671,807	9,116
Sunstone Hotel Investors Inc.	472,938	8,224
Gaming and Leisure Properties Inc.	228,514	8,021
*	Howard Hughes Corp.	50,511	6,376
Cousins Properties Inc.	655,858	6,178
Mack-Cali Realty Corp.	262,629	5,192
Corporate Office Properties Trust	185,035	5,163
Invitation Homes Inc.	227,532	5,008
STAG Industrial Inc.	134,706	3,589
National Retail Properties Inc.	66,760	2,766
Newmark Group Inc. Class A	69,472	933
60,566
Utilities (2.6%)
Portland General Electric Co.	180,576	7,704
MDU Resources Group Inc.	209,495	5,824
Unitil Corp.	110,216	5,320
18,848
Total Common Stocks (Cost $532,783)	667,253

Coupon	Shares
Temporary Cash Investments (7.9%)1
Money Market Fund (7.7%)
2,3 Vanguard Market Liquidity Fund	1.961%	555,205	55,526

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	1.509%	6/21/18	1,100	1,099
4	United States Treasury Bill	2.078%	11/15/18	500	495
1,594
Total Temporary Cash Investments (Cost $57,110)	57,120
Total Investments (100.7%) (Cost $589,893)	724,373
Other Assets and Liabilities-Net (-0.7%)3	(5,133)
Net Assets (100%)	719,240

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,608,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.0% and 4.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,873,000 of collateral received for securities on loan.
4 Securities with a value of $1,248,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Explorer Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	288	23,532 621

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	667,253	—	—
Temporary Cash Investments	55,526	1,594	—
Futures Contracts—Liabilities[1]	(222)	—	—
Total	722,557	1,594	—
1 Represents variation margin on the last day of the reporting period.

Explorer Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $589,893,000. Net unrealized appreciation of investment securities for tax purposes was $134,480,000, consisting of unrealized gains of $145,942,000 on securities that had risen in value since their purchase and $11,462,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	45,506	74,157
	Home Depot Inc.	133,338	24,874
	Walt Disney Co.	170,086	16,918
	Comcast Corp. Class A	524,835	16,364
*	Netflix Inc.	46,363	16,301
	McDonald's Corp.	90,215	14,435
	Walmart Inc.	162,305	13,397
*	Booking Holdings Inc.	5,547	11,698
	NIKE Inc. Class B	147,192	10,568
	Costco Wholesale Corp.	49,304	9,774
	Lowe's Cos. Inc.	94,183	8,948
	Starbucks Corp.	154,781	8,771
	Time Warner Inc.	87,689	8,257
	TJX Cos. Inc.	71,888	6,493
	General Motors Co.	148,433	6,338
*	Charter Communications Inc. Class A	19,954	5,209
	Ford Motor Co.	440,066	5,083
	Marriott International Inc. Class A	34,327	4,646
	Twenty-First Century Fox Inc. Class A	117,279	4,521
	Target Corp.	61,461	4,480
*,^ Tesla Inc.		15,016	4,276
*	eBay Inc.	106,838	4,030
	Estee Lauder Cos. Inc. Class A	24,605	3,677
	Ross Stores Inc.	42,605	3,361
	Las Vegas Sands Corp.	40,846	3,293
	Yum! Brands Inc.	38,249	3,111
	VF Corp.	36,748	2,982
	Aptiv plc	30,205	2,945
	Carnival Corp.	46,060	2,869
	Dollar General Corp.	30,777	2,692
*	O'Reilly Automotive Inc.	9,422	2,538
	Hilton Worldwide Holdings Inc.	30,984	2,501
*	Dollar Tree Inc.	25,962	2,144
	Royal Caribbean Cruises Ltd.	19,477	2,045
*	AutoZone Inc.	3,116	2,023
	Best Buy Co. Inc.	28,477	1,944
	Twenty-First Century Fox Inc.	50,049	1,910
	CBS Corp. Class B	37,655	1,897
	Omnicom Group Inc.	26,032	1,876
	Wynn Resorts Ltd.	9,064	1,777
	MGM Resorts International	56,281	1,770
	Expedia Group Inc.	13,851	1,676
	Yum China Holdings Inc.	42,069	1,653
*	Ulta Beauty Inc.	6,639	1,639
	DR Horton Inc.	38,555	1,627
	Tiffany & Co.	12,307	1,610
	Lear Corp.	7,533	1,492
	Genuine Parts Co.	16,188	1,470
	Lennar Corp. Class A	27,675	1,432

* Mohawk Industries Inc.	7,017	1,432
Tapestry Inc.	32,152	1,406
* CarMax Inc.	20,328	1,401
PVH Corp.	8,579	1,373
Newell Brands Inc.	55,086	1,299
Kohl's Corp.	19,035	1,271
Domino's Pizza Inc.	4,969	1,250
Darden Restaurants Inc.	14,003	1,224
Nielsen Holdings plc	40,540	1,223
Macy's Inc.	34,887	1,218
Wyndham Worldwide Corp.	11,206	1,215
* Chipotle Mexican Grill Inc. Class A	2,760	1,187
* Norwegian Cruise Line Holdings Ltd.	22,508	1,178
BorgWarner Inc.	23,861	1,164
^ Sirius XM Holdings Inc.	161,299	1,145
^ Whirlpool Corp.	7,827	1,133
* Lululemon Athletica Inc.	10,658	1,120
Hasbro Inc.	12,874	1,117
* Burlington Stores Inc.	7,529	1,101
Vail Resorts Inc.	4,551	1,096
* LKQ Corp.	34,470	1,095
* NVR Inc.	366	1,095
Tractor Supply Co.	14,428	1,072
Aramark	27,417	1,064
* Qurate Retail Group Inc. QVC Group Class A	50,770	1,032
Advance Auto Parts Inc.	7,938	1,021
Interpublic Group of Cos. Inc.	44,184	999
Viacom Inc. Class B	36,421	987
Fortune Brands Home & Security Inc.	17,149	963
* Michael Kors Holdings Ltd.	16,405	941
L Brands Inc.	27,437	930
* Liberty Media Corp-Liberty SiriusXM Class C	19,596	905
PulteGroup Inc.	29,726	899
Ralph Lauren Corp. Class A	6,378	858
* ServiceMaster Global Holdings Inc.	14,957	855
Garmin Ltd.	13,879	834
KAR Auction Services Inc.	15,479	817
Harley-Davidson Inc.	19,326	794
* Liberty Broadband Corp.	10,968	755
Service Corp. International	20,579	755
Gentex Corp.	31,246	751
Gap Inc.	26,712	747
* DISH Network Corp. Class A	25,200	745
Polaris Industries Inc.	6,611	740
Foot Locker Inc.	13,699	739
Hanesbrands Inc.	40,069	730
* WABCO Holdings Inc.	5,766	697
Coty Inc. Class A	52,449	695
* Bright Horizons Family Solutions Inc.	6,642	672
Dunkin' Brands Group Inc.	10,424	667
Goodyear Tire & Rubber Co.	27,316	667
* Liberty Media Corp-Liberty Formula One Class C	20,652	652
* Discovery Communications Inc. Class A	30,774	649
* Live Nation Entertainment Inc.	15,193	648
Brunswick Corp.	10,130	644
Toll Brothers Inc.	16,099	636
Nordstrom Inc.	12,965	636

H&R Block Inc.	22,947	630
* TripAdvisor Inc.	11,969	624
Pool Corp.	4,323	618
News Corp. Class A	41,103	618
Leggett & Platt Inc.	14,772	610
^ Mattel Inc.	38,063	591
Carter's Inc.	5,409	590
Adient plc	10,443	556
* Madison Square Garden Co. Class A	2,029	532
Williams-Sonoma Inc.	9,416	521
Thor Industries Inc.	5,600	519
Delphi Technologies plc	10,158	509
* Liberty Media Corp-Liberty SiriusXM Class A	10,431	482
Six Flags Entertainment Corp.	7,241	467
Extended Stay America Inc.	21,496	452
* GCI Liberty Inc. Class A	10,689	447
* Under Armour Inc. Class A	21,241	444
* Visteon Corp.	3,433	429
* Skechers U.S.A. Inc. Class A	14,459	420
Hyatt Hotels Corp. Class A	5,048	413
* Hilton Grand Vacations Inc.	10,226	407
Cinemark Holdings Inc.	11,671	394
* Wayfair Inc.	4,234	391
* Under Armour Inc.	19,802	375
* Urban Outfitters Inc.	8,976	373
* Discovery Communications Inc.	18,473	365
Cable One Inc.	544	353
Dick's Sporting Goods Inc.	9,115	334
John Wiley & Sons Inc. Class A	4,876	331
Wendy's Co.	20,163	325
Tribune Media Co. Class A	9,006	323
* AMC Networks Inc. Class A	5,344	306
International Game Technology plc	11,939	300
Choice Hotels International Inc.	3,652	293
* AutoNation Inc.	6,407	293
Signet Jewelers Ltd.	6,706	288
Lions Gate Entertainment Corp. Class B	13,115	286
Bed Bath & Beyond Inc.	15,149	275
Graham Holdings Co. Class B	470	273
* Liberty Broadband Corp. Class A	3,833	262
* Liberty Expedia Holdings Inc. Class A	5,973	259
TEGNA Inc.	23,500	244
* Murphy USA Inc.	3,619	242
News Corp. Class B	15,629	241
Tupperware Brands Corp.	5,607	236
* Tempur Sealy International Inc.	5,113	236
* Michaels Cos. Inc.	12,248	225
* Sally Beauty Holdings Inc.	14,183	215
* Pandora Media Inc.	29,399	212
* Floor & Decor Holdings Inc. Class A	4,353	205
Penske Automotive Group Inc.	3,935	189
AMERCO	541	175
GameStop Corp. Class A	11,029	146
Viacom Inc. Class A	4,041	129
Lennar Corp. Class B	3,066	127
Lions Gate Entertainment Corp. Class A	4,546	105

* Liberty Media Corp-Liberty Formula One Class A	2,997	91
		414,727
Consumer Staples (5.6%)
Procter & Gamble Co.	285,402	20,883
Coca-Cola Co.	434,416	18,680
PepsiCo Inc.	161,519	16,192
Philip Morris International Inc.	175,454	13,956
Altria Group Inc.	215,859	12,032
CVS Health Corp.	115,101	7,296
Mondelez International Inc. Class A	162,309	6,374
Colgate-Palmolive Co.	97,214	6,133
Walgreens Boots Alliance Inc.	96,891	6,045
Constellation Brands Inc. Class A	18,250	4,071
Kimberly-Clark Corp.	39,674	4,001
Kraft Heinz Co.	67,744	3,894
Sysco Corp.	54,338	3,534
General Mills Inc.	64,377	2,722
Archer-Daniels-Midland Co.	62,128	2,716
Dr Pepper Snapple Group Inc.	20,263	2,417
Kroger Co.	99,299	2,416
* Monster Beverage Corp.	46,847	2,397
Tyson Foods Inc. Class A	31,369	2,116
Kellogg Co.	27,617	1,778
Clorox Co.	14,518	1,754
Conagra Brands Inc.	43,268	1,604
Brown-Forman Corp. Class B	26,380	1,492
Hershey Co.	15,377	1,385
McCormick & Co. Inc.	13,661	1,380
JM Smucker Co.	12,438	1,337
Church & Dwight Co. Inc.	28,217	1,325
Molson Coors Brewing Co. Class B	19,517	1,203
Bunge Ltd.	15,997	1,113
Hormel Foods Corp.	30,850	1,107
Lamb Weston Holdings Inc.	16,763	1,069
Ingredion Inc.	8,161	909
Pinnacle Foods Inc.	13,233	846
* US Foods Holding Corp.	23,619	843
* Herbalife Nutrition Ltd.	14,742	748
Campbell Soup Co.	20,308	683
* Post Holdings Inc.	7,172	551
Nu Skin Enterprises Inc. Class A	5,707	467
Casey's General Stores Inc.	4,181	405
Energizer Holdings Inc.	6,630	403
Flowers Foods Inc.	19,602	398
Brown-Forman Corp. Class A	6,000	330
* Sprouts Farmers Market Inc.	14,935	324
* TreeHouse Foods Inc.	6,073	291
* Hain Celestial Group Inc.	11,266	288
* Edgewell Personal Care Co.	6,327	277
Spectrum Brands Holdings Inc.	2,746	219
* Rite Aid Corp.	123,864	198
Seaboard Corp.	30	122
* Pilgrim's Pride Corp.	6,176	120
		162,844
Energy (6.2%)
Exxon Mobil Corp.	479,492	38,954

Chevron Corp.	213,760	26,570
Schlumberger Ltd.	157,142	10,791
ConocoPhillips	133,172	8,974
EOG Resources Inc.	65,166	7,677
Occidental Petroleum Corp.	86,308	7,267
Valero Energy Corp.	49,381	5,985
Phillips 66	47,931	5,584
Halliburton Co.	97,656	4,857
Anadarko Petroleum Corp.	61,944	4,324
Marathon Petroleum Corp.	54,614	4,316
Pioneer Natural Resources Co.	19,130	3,694
Kinder Morgan Inc.	214,806	3,583
ONEOK Inc.	43,417	2,959
Andeavor	17,601	2,542
Williams Cos. Inc.	94,061	2,527
Devon Energy Corp.	59,158	2,459
* Concho Resources Inc.	16,562	2,274
Marathon Oil Corp.	95,582	2,048
Noble Energy Inc.	54,344	1,940
Hess Corp.	31,880	1,926
National Oilwell Varco Inc.	43,079	1,784
Apache Corp.	42,939	1,718
Baker Hughes a GE Co.	48,191	1,667
HollyFrontier Corp.	20,081	1,550
* Cheniere Energy Inc.	23,038	1,535
EQT Corp.	27,703	1,428
Diamondback Energy Inc.	11,075	1,337
Cabot Oil & Gas Corp.	52,478	1,199
Targa Resources Corp.	23,944	1,164
Cimarex Energy Co.	10,636	988
* WPX Energy Inc.	45,638	831
Helmerich & Payne Inc.	12,162	807
* Parsley Energy Inc. Class A	26,897	793
* Energen Corp.	11,220	761
* RSP Permian Inc.	15,103	661
* Continental Resources Inc.	9,804	660
* Newfield Exploration Co.	21,999	643
* Transocean Ltd.	49,518	626
* First Solar Inc.	9,232	624
PBF Energy Inc. Class A	12,522	591
Murphy Oil Corp.	17,999	554
Whiting Petroleum Corp.	9,935	521
* Antero Resources Corp.	25,447	486
Patterson-UTI Energy Inc.	23,047	477
Valvoline Inc.	23,094	472
* Chesapeake Energy Corp.	99,736	446
CNX Resources Corp.	25,145	406
Range Resources Corp.	25,221	400
* Apergy Corp.	8,772	379
* QEP Resources Inc.	27,933	338
* Weatherford International plc	97,690	331
* Centennial Resource Development Inc. Class A	18,456	325
* Southwestern Energy Co.	67,787	321
SM Energy Co.	12,233	321
Nabors Industries Ltd.	38,310	286
Oceaneering International Inc.	10,814	258
* Extraction Oil & Gas Inc.	13,185	224

* Kosmos Energy Ltd.	25,355	197
* Gulfport Energy Corp.	17,512	195
* Laredo Petroleum Inc.	17,784	165
World Fuel Services Corp.	7,350	154
* CONSOL Energy Inc.	2,915	128
RPC Inc.	6,349	104
		180,106
Financial Services (20.7%)
JPMorgan Chase & Co.	390,694	41,808
* Berkshire Hathaway Inc. Class B	217,634	41,683
Bank of America Corp.	1,081,721	31,413
Wells Fargo & Co.	500,617	27,028
Visa Inc. Class A	205,705	26,890
Mastercard Inc. Class A	104,809	19,926
Citigroup Inc.	290,849	19,397
* PayPal Holdings Inc.	127,941	10,500
Goldman Sachs Group Inc.	39,773	8,984
US Bancorp	176,204	8,808
American Express Co.	81,460	8,008
PNC Financial Services Group Inc.	53,746	7,708
BlackRock Inc.	14,056	7,509
Charles Schwab Corp.	133,895	7,447
Morgan Stanley	144,175	7,229
Chubb Ltd.	52,645	6,880
American Tower Corp.	47,758	6,608
CME Group Inc.	38,307	6,240
Bank of New York Mellon Corp.	111,123	6,084
S&P Global Inc.	28,717	5,672
Simon Property Group Inc.	35,056	5,617
American International Group Inc.	101,813	5,375
Capital One Financial Corp.	54,331	5,107
Crown Castle International Corp.	45,573	4,746
MetLife Inc.	102,319	4,706
BB&T Corp.	89,086	4,677
Prudential Financial Inc.	47,878	4,637
Marsh & McLennan Cos. Inc.	57,613	4,630
Intercontinental Exchange Inc.	64,815	4,595
Progressive Corp.	65,486	4,066
State Street Corp.	41,622	4,000
Travelers Cos. Inc.	30,579	3,930
Aon plc	28,083	3,928
Aflac Inc.	86,029	3,876
Prologis Inc.	59,563	3,833
Fidelity National Information Services Inc.	37,057	3,788
Allstate Corp.	39,989	3,738
SunTrust Banks Inc.	53,174	3,590
Public Storage	16,783	3,555
Equinix Inc.	8,778	3,484
* Fiserv Inc.	47,068	3,417
T. Rowe Price Group Inc.	26,473	3,214
Moody's Corp.	18,832	3,212
Weyerhaeuser Co.	84,211	3,144
Synchrony Financial	87,674	3,036
Discover Financial Services	40,876	3,019
M&T Bank Corp.	15,927	2,741
* Worldpay Inc. Class A	32,389	2,574
Equity Residential	40,213	2,573

AvalonBay Communities Inc.	15,514	2,568
Digital Realty Trust Inc.	23,041	2,476
Welltower Inc.	42,017	2,422
Northern Trust Corp.	23,532	2,412
Fifth Third Bancorp	78,803	2,410
KeyCorp	121,403	2,360
Regions Financial Corp.	127,630	2,328
Ameriprise Financial Inc.	16,710	2,317
Citizens Financial Group Inc.	55,881	2,283
Ventas Inc.	39,981	2,185
Boston Properties Inc.	17,520	2,133
Willis Towers Watson plc	14,000	2,116
Hartford Financial Services Group Inc.	39,987	2,093
* SBA Communications Corp. Class A	13,102	2,071
* FleetCor Technologies Inc.	10,045	2,002
TD Ameritrade Holding Corp.	33,313	1,972
* E*TRADE Financial Corp.	30,162	1,911
Global Payments Inc.	17,133	1,904
Comerica Inc.	19,606	1,849
* SVB Financial Group	5,904	1,843
First Republic Bank	18,158	1,809
Huntington Bancshares Inc.	120,418	1,791
Host Hotels & Resorts Inc.	82,543	1,785
Essex Property Trust Inc.	7,389	1,766
Total System Services Inc.	20,407	1,738
Realty Income Corp.	32,177	1,715
* Markel Corp.	1,537	1,686
Principal Financial Group Inc.	30,053	1,677
Lincoln National Corp.	24,648	1,634
MSCI Inc. Class A	9,951	1,618
* Square Inc.	27,560	1,605
XL Group Ltd.	28,647	1,592
Equifax Inc.	13,487	1,537
* CBRE Group Inc. Class A	33,153	1,531
Broadridge Financial Solutions Inc.	13,213	1,525
Loews Corp.	31,138	1,522
Alexandria Real Estate Equities Inc.	11,508	1,438
Raymond James Financial Inc.	14,674	1,417
GGP Inc.	69,777	1,415
TransUnion	20,442	1,402
Annaly Capital Management Inc.	130,594	1,362
Vornado Realty Trust	19,511	1,360
Arthur J Gallagher & Co.	20,182	1,338
Extra Space Storage Inc.	13,654	1,314
HCP Inc.	52,825	1,266
Ally Financial Inc.	49,356	1,266
Franklin Resources Inc.	37,243	1,250
Invesco Ltd.	45,428	1,241
Cboe Global Markets Inc.	12,628	1,232
Cincinnati Financial Corp.	17,597	1,221
Mid-America Apartment Communities Inc.	12,885	1,206
Zions Bancorporation	21,895	1,200
Nasdaq Inc.	12,724	1,169
Alliance Data Systems Corp.	5,431	1,145
East West Bancorp Inc.	16,330	1,135
Duke Realty Corp.	40,131	1,128
Jack Henry & Associates Inc.	8,773	1,097

Reinsurance Group of America Inc. Class A	7,295	1,090
Torchmark Corp.	12,849	1,090
FNF Group	29,313	1,083
* Arch Capital Group Ltd.	13,721	1,076
UDR Inc.	29,485	1,075
Iron Mountain Inc.	32,300	1,075
Voya Financial Inc.	20,366	1,058
Western Union Co.	52,736	1,049
* First Data Corp. Class A	54,309	1,032
Everest Re Group Ltd.	4,561	1,028
SL Green Realty Corp.	10,469	1,021
Regency Centers Corp.	17,282	1,004
Affiliated Managers Group Inc.	6,281	1,000
Federal Realty Investment Trust	8,204	975
Unum Group	25,004	970
Alleghany Corp.	1,700	970
SEI Investments Co.	14,870	948
AGNC Investment Corp.	47,620	896
American Financial Group Inc.	8,071	887
Camden Property Trust	10,074	887
MarketAxess Holdings Inc.	4,080	872
Macerich Co.	15,471	861
Equity LifeStyle Properties Inc.	9,467	861
FactSet Research Systems Inc.	4,253	855
Jones Lang LaSalle Inc.	5,180	848
Sun Communities Inc.	8,501	822
Kilroy Realty Corp.	10,682	813
WR Berkley Corp.	10,604	811
Gaming and Leisure Properties Inc.	23,027	808
VEREIT Inc.	111,590	799
* Jefferies Financial Group Inc.	36,282	794
* WEX Inc.	4,505	792
WP Carey Inc.	11,727	788
* Signature Bank	6,166	786
PacWest Bancorp	14,459	767
Kimco Realty Corp.	47,731	738
Synovus Financial Corp.	13,525	732
Invitation Homes Inc.	33,148	730
^ CIT Group Inc.	14,568	727
Brown & Brown Inc.	26,010	723
Liberty Property Trust	16,334	722
People's United Financial Inc.	39,222	722
Cullen/Frost Bankers Inc.	6,211	709
National Retail Properties Inc.	17,086	708
Apartment Investment & Management Co.	17,293	706
Lazard Ltd. Class A	13,530	696
Commerce Bancshares Inc.	10,759	695
LPL Financial Holdings Inc.	10,097	694
Eaton Vance Corp.	12,904	694
New Residential Investment Corp.	38,129	682
Douglas Emmett Inc.	17,638	679
Omega Healthcare Investors Inc.	21,997	674
DCT Industrial Trust Inc.	10,252	668
* Zillow Group Inc. Class C	11,430	667
Lamar Advertising Co. Class A	9,627	666
Bank of the Ozarks	13,900	661
Webster Financial Corp.	10,116	648

* Western Alliance Bancorp	10,748	648
Park Hotels & Resorts Inc.	20,024	645
First American Financial Corp.	12,384	645
Starwood Property Trust Inc.	29,002	630
CubeSmart	20,410	623
New York Community Bancorp Inc.	52,985	614
First Horizon National Corp.	33,060	613
Hudson Pacific Properties Inc.	17,230	610
American Campus Communities Inc.	15,081	605
* Athene Holding Ltd. Class A	13,331	595
VICI Properties Inc.	30,399	589
Forest City Realty Trust Inc. Class A	28,588	582
Validus Holdings Ltd.	8,524	578
Healthcare Trust of America Inc. Class A	22,461	576
Hanover Insurance Group Inc.	4,697	569
Highwoods Properties Inc.	11,882	568
Old Republic International Corp.	27,052	568
Interactive Brokers Group Inc.	7,656	557
Assurant Inc.	5,955	556
Rayonier Inc.	14,280	555
CyrusOne Inc.	10,010	554
* SLM Corp.	48,276	552
Brixmor Property Group Inc.	34,407	546
Medical Properties Trust Inc.	40,011	543
RenaissanceRe Holdings Ltd.	4,422	543
Prosperity Bancshares Inc.	7,330	531
Associated Banc-Corp	19,196	530
American Homes 4 Rent Class A	26,446	527
Dun & Bradstreet Corp.	4,275	525
Pinnacle Financial Partners Inc.	7,800	523
Hospitality Properties Trust	17,998	521
* Howard Hughes Corp.	4,082	515
Axis Capital Holdings Ltd.	9,057	515
Popular Inc.	11,162	505
STORE Capital Corp.	18,785	503
FNB Corp.	36,670	486
BankUnited Inc.	11,519	486
* CoreLogic Inc.	9,074	476
Life Storage Inc.	5,111	473
* Euronet Worldwide Inc.	5,543	465
TCF Financial Corp.	17,582	463
Senior Housing Properties Trust	26,120	461
Assured Guaranty Ltd.	12,819	455
* Credit Acceptance Corp.	1,284	453
* Brighthouse Financial Inc.	9,585	452
Apple Hospitality REIT Inc.	23,316	444
Spirit Realty Capital Inc.	50,264	440
CoreSite Realty Corp.	4,033	428
EPR Properties	6,934	426
Bank of Hawaii Corp.	4,881	415
* Equity Commonwealth	13,180	410
* Zillow Group Inc. Class A	7,039	410
Navient Corp.	28,987	400
Weingarten Realty Investors	13,255	389
Uniti Group Inc.	18,300	384
Chimera Investment Corp.	20,814	383
White Mountains Insurance Group Ltd.	413	373

Legg Mason Inc.	9,674	361
Taubman Centers Inc.	6,519	356
Colony NorthStar Inc. Class A	59,770	352
JBG SMITH Properties	9,505	351
Realogy Holdings Corp.	14,669	349
MFA Financial Inc.	43,954	342
Paramount Group Inc.	22,724	341
Brandywine Realty Trust	20,109	327
Corporate Office Properties Trust	11,516	321
Erie Indemnity Co. Class A	2,741	310
Piedmont Office Realty Trust Inc. Class A	16,096	309
Retail Properties of America Inc.	24,947	306
Outfront Media Inc.	15,276	303
Two Harbors Investment Corp.	19,197	299
Columbia Property Trust Inc.	13,336	295
Santander Consumer USA Holdings Inc.	16,415	294
CoreCivic Inc.	13,645	294
BGC Partners Inc. Class A	25,557	293
Aspen Insurance Holdings Ltd.	6,562	285
BOK Financial Corp.	2,787	281
* OneMain Holdings Inc.	8,447	275
* DDR Corp.	16,855	256
Federated Investors Inc. Class B	10,470	254
Morningstar Inc.	2,117	254
Empire State Realty Trust Inc.	14,980	254
ProAssurance Corp.	5,833	224
Tanger Factory Outlet Centers Inc.	10,098	217
First Hawaiian Inc.	7,178	210
CNA Financial Corp.	3,022	142
Mercury General Corp.	3,006	142
American National Insurance Co.	837	100
TFS Financial Corp.	5,436	87
		601,465
Health Care (12.8%)
Johnson & Johnson	304,982	36,482
UnitedHealth Group Inc.	108,413	26,183
Pfizer Inc.	668,980	24,036
Merck & Co. Inc.	309,612	18,431
^ AbbVie Inc.	180,095	17,819
Amgen Inc.	81,492	14,638
Medtronic plc	153,325	13,235
Abbott Laboratories	191,159	11,762
Gilead Sciences Inc.	147,049	9,911
Bristol-Myers Squibb Co.	186,233	9,800
Eli Lilly & Co.	110,433	9,391
Thermo Fisher Scientific Inc.	45,045	9,382
* Biogen Inc.	23,963	7,044
Danaher Corp.	69,253	6,875
Stryker Corp.	38,395	6,682
* Celgene Corp.	84,359	6,637
Becton Dickinson and Co.	29,779	6,599
Anthem Inc.	29,050	6,432
Aetna Inc.	36,000	6,341
* Intuitive Surgical Inc.	12,536	5,762
Allergan plc	37,917	5,718
* Express Scripts Holding Co.	63,996	4,852
* Boston Scientific Corp.	154,476	4,695

Zoetis Inc.	55,544	4,649
Cigna Corp.	26,681	4,519
Humana Inc.	15,513	4,514
* Illumina Inc.	16,443	4,480
* Vertex Pharmaceuticals Inc.	28,366	4,368
Baxter International Inc.	56,426	3,997
McKesson Corp.	23,315	3,309
HCA Healthcare Inc.	31,873	3,287
* Edwards Lifesciences Corp.	23,655	3,248
* Align Technology Inc.	8,948	2,970
* Alexion Pharmaceuticals Inc.	24,239	2,815
* Regeneron Pharmaceuticals Inc.	8,980	2,697
* Centene Corp.	21,905	2,566
Zimmer Biomet Holdings Inc.	22,698	2,531
* Mylan NV	59,927	2,305
Agilent Technologies Inc.	36,311	2,248
* Laboratory Corp. of America Holdings	11,561	2,088
* IDEXX Laboratories Inc.	9,737	2,027
* Cerner Corp.	32,387	1,933
Cardinal Health Inc.	35,600	1,854
* IQVIA Holdings Inc.	18,018	1,783
* BioMarin Pharmaceutical Inc.	19,677	1,778
* ABIOMED Inc.	4,601	1,754
Quest Diagnostics Inc.	15,512	1,652
ResMed Inc.	15,691	1,613
AmerisourceBergen Corp. Class A	17,954	1,475
Teleflex Inc.	5,112	1,366
* Incyte Corp.	19,609	1,339
Cooper Cos. Inc.	5,443	1,232
* Varian Medical Systems Inc.	10,321	1,217
* Henry Schein Inc.	17,504	1,211
* Hologic Inc.	31,264	1,185
Universal Health Services Inc. Class B	9,763	1,123
Dentsply Sirona Inc.	25,524	1,118
* DaVita Inc.	16,592	1,109
* WellCare Health Plans Inc.	4,986	1,105
Perrigo Co. plc	15,031	1,100
STERIS plc	9,467	983
* Alnylam Pharmaceuticals Inc.	9,825	977
* Neurocrine Biosciences Inc.	10,009	963
* Veeva Systems Inc. Class A	12,386	958
PerkinElmer Inc.	12,410	922
* QIAGEN NV	25,054	910
* DexCom Inc.	9,789	861
* Alkermes plc	17,161	810
West Pharmaceutical Services Inc.	8,252	767
* Seattle Genetics Inc.	11,712	708
Hill-Rom Holdings Inc.	7,568	696
* Bio-Rad Laboratories Inc. Class A	2,415	693
* athenahealth Inc.	4,494	676
* Exelixis Inc.	32,591	676
* Ionis Pharmaceuticals Inc.	13,743	641
Bio-Techne Corp.	4,102	617
* Charles River Laboratories International Inc.	5,451	586
* Envision Healthcare Corp.	13,518	580
* Agios Pharmaceuticals Inc.	5,663	529
* United Therapeutics Corp.	4,756	507

*	MEDNAX Inc.	10,509	482
*	Acadia Healthcare Co. Inc.	8,667	348
	Bruker Corp.	11,221	340
*	LifePoint Health Inc.	3,985	211
*	Premier Inc. Class A	6,190	202
*	ACADIA Pharmaceuticals Inc.	10,805	196
*	TESARO Inc.	4,112	188
	Patterson Cos. Inc.	8,978	188
*	Mallinckrodt plc	10,481	177
*	Brookdale Senior Living Inc.	20,309	160
*,^ OPKO Health Inc.		40,060	155
*	Endo International plc	24,593	155
*	Intercept Pharmaceuticals Inc.	2,181	153
*	Akorn Inc.	10,011	140
*	Intrexon Corp.	7,910	131
*	Quorum Health Corp.	35	—
			372,558
Materials & Processing (3.6%)
	DowDuPont Inc.	263,832	16,914
	Monsanto Co.	49,524	6,312
	Praxair Inc.	32,256	5,040
	Ecolab Inc.	28,961	4,130
	LyondellBasell Industries NV Class A	36,651	4,109
	Air Products & Chemicals Inc.	24,132	3,895
	Sherwin-Williams Co.	9,270	3,516
	PPG Industries Inc.	29,020	2,929
	Freeport-McMoRan Inc.	153,494	2,594
	International Paper Co.	46,845	2,506
	Ingersoll-Rand plc	28,145	2,464
	Newmont Mining Corp.	60,587	2,359
	Nucor Corp.	36,070	2,315
	Vulcan Materials Co.	14,819	1,893
	Fastenal Co.	32,684	1,740
	Celanese Corp. Class A	15,330	1,731
	Eastman Chemical Co.	16,311	1,701
	WestRock Co.	28,368	1,670
	Martin Marietta Materials Inc.	7,100	1,582
	Ball Corp.	39,256	1,451
	Masco Corp.	35,577	1,326
	FMC Corp.	15,005	1,307
	Steel Dynamics Inc.	25,879	1,279
	Packaging Corp. of America	10,498	1,234
	Albemarle Corp.	12,401	1,159
	Mosaic Co.	40,160	1,104
	International Flavors & Fragrances Inc.	8,960	1,094
	CF Industries Holdings Inc.	26,149	1,076
	Chemours Co.	20,669	1,013
*	Alcoa Corp.	21,053	1,012
	Sealed Air Corp.	20,537	895
	Lennox International Inc.	4,344	883
	Owens Corning	12,669	801
*	Axalta Coating Systems Ltd.	24,086	749
	Huntsman Corp.	23,157	740
	Reliance Steel & Aluminum Co.	7,776	728
	RPM International Inc.	14,495	717
	United States Steel Corp.	19,303	712
*	Berry Global Group Inc.	14,660	708

	Hexcel Corp.	9,882	700
*	Crown Holdings Inc.	15,052	652
	Royal Gold Inc.	7,184	644
	AptarGroup Inc.	6,817	629
	Watsco Inc.	3,355	617
	Olin Corp.	18,704	605
	Eagle Materials Inc.	5,236	567
	Sonoco Products Co.	10,873	556
	Acuity Brands Inc.	4,645	549
	WR Grace & Co.	7,530	539
	Ashland Global Holdings Inc.	6,873	534
	Graphic Packaging Holding Co.	34,315	497
	Versum Materials Inc.	12,029	481
	Westlake Chemical Corp.	4,077	472
	Southern Copper Corp.	9,529	466
	Bemis Co. Inc.	9,996	423
	Cabot Corp.	6,750	407
	Scotts Miracle-Gro Co.	4,773	406
*	USG Corp.	9,391	390
	Valmont Industries Inc.	2,556	374
	Timken Co.	7,628	361
*	Univar Inc.	12,668	345
*	Owens-Illinois Inc.	17,917	333
	Domtar Corp.	6,904	332
	NewMarket Corp.	816	314
*	Armstrong World Industries Inc.	4,880	296
*	Platform Specialty Products Corp.	24,242	292
	Silgan Holdings Inc.	8,182	223
	Tahoe Resources Inc.	37,814	198
	Ardagh Group SA	1,593	28
			102,618
Other (0.0%)2
	AXA Equitable Holdings Inc.	2,352	50
	Dropbox Inc. Class A	923	28
*,3 Herbalife Ltd. CVR		1,316	13
			91
Producer Durables (10.5%)
	Boeing Co.	62,955	22,170
	General Electric Co.	982,892	13,839
	3M Co.	65,555	12,929
	Union Pacific Corp.	89,055	12,713
	Honeywell International Inc.	84,850	12,550
	Accenture plc Class A	70,082	10,915
	United Technologies Corp.	84,320	10,525
	Caterpillar Inc.	64,180	9,750
	United Parcel Service Inc. Class B	77,996	9,057
	Lockheed Martin Corp.	27,912	8,779
	FedEx Corp.	27,965	6,967
	Raytheon Co.	32,830	6,878
	Automatic Data Processing Inc.	50,573	6,576
	CSX Corp.	96,344	6,229
	Northrop Grumman Corp.	18,199	5,956
	General Dynamics Corp.	28,851	5,820
	Deere & Co.	36,504	5,458
	Emerson Electric Co.	71,478	5,064
	Illinois Tool Works Inc.	34,392	4,942

Norfolk Southern Corp.	32,032	4,858
Waste Management Inc.	49,145	4,065
Delta Air Lines Inc.	74,030	4,001
Eaton Corp. plc	49,675	3,804
Johnson Controls International plc	104,375	3,503
Southwest Airlines Co.	62,128	3,173
Roper Technologies Inc.	11,405	3,145
Parker-Hannifin Corp.	14,973	2,559
Rockwell Automation Inc.	14,459	2,536
Fortive Corp.	34,630	2,517
Cummins Inc.	17,676	2,517
Rockwell Collins Inc.	18,243	2,509
PACCAR Inc.	38,660	2,406
Stanley Black & Decker Inc.	17,241	2,401
Paychex Inc.	36,404	2,387
American Airlines Group Inc.	48,767	2,123
* United Continental Holdings Inc.	30,336	2,111
Textron Inc.	30,096	2,004
AMETEK Inc.	25,768	1,882
TransDigm Group Inc.	5,502	1,838
* Verisk Analytics Inc. Class A	16,988	1,805
Cintas Corp.	9,779	1,782
WW Grainger Inc.	5,734	1,772
L3 Technologies Inc.	8,845	1,754
Republic Services Inc. Class A	25,620	1,728
* Waters Corp.	8,633	1,663
* Mettler-Toledo International Inc.	2,843	1,566
* United Rentals Inc.	9,495	1,515
* CoStar Group Inc.	3,969	1,513
Expeditors International of Washington Inc.	20,184	1,503
Xylem Inc.	20,333	1,431
* XPO Logistics Inc.	13,299	1,400
CH Robinson Worldwide Inc.	15,625	1,359
Dover Corp.	17,546	1,355
JB Hunt Transport Services Inc.	9,858	1,263
Kansas City Southern	11,759	1,260
* Keysight Technologies Inc.	21,108	1,240
* Copart Inc.	22,563	1,237
IDEX Corp.	8,684	1,204
Huntington Ingalls Industries Inc.	5,076	1,122
Spirit AeroSystems Holdings Inc. Class A	13,123	1,112
Old Dominion Freight Line Inc.	6,988	1,090
Avery Dennison Corp.	9,968	1,047
AO Smith Corp.	16,110	1,016
* Sensata Technologies Holding plc	19,270	985
Snap-on Inc.	6,447	953
Wabtec Corp.	9,713	947
* Zebra Technologies Corp.	5,989	919
Jacobs Engineering Group Inc.	14,158	917
* Trimble Inc.	27,676	915
* HD Supply Holdings Inc.	21,460	874
Robert Half International Inc.	13,694	872
Orbital ATK Inc.	6,497	869
Graco Inc.	18,867	857
Arconic Inc.	48,390	854
Alaska Air Group Inc.	13,793	839
Allegion plc	10,840	828

Nordson Corp.	6,582	827
FLIR Systems Inc.	15,304	825
Pentair plc	18,561	810
* Teledyne Technologies Inc.	4,008	807
Fluor Corp.	15,640	762
Carlisle Cos. Inc.	6,826	733
Booz Allen Hamilton Holding Corp. Class A	15,940	719
Xerox Corp.	26,335	716
Toro Co.	12,154	705
* JetBlue Airways Corp.	36,849	696
BWX Technologies Inc.	10,411	695
Donaldson Co. Inc.	14,469	683
Hubbell Inc. Class B	6,286	677
ManpowerGroup Inc.	7,433	669
* Middleby Corp.	6,298	627
Oshkosh Corp.	8,623	627
Flowserve Corp.	15,119	625
* Quanta Services Inc.	16,589	597
* AECOM	17,829	588
Lincoln Electric Holdings Inc.	6,522	584
* Stericycle Inc.	9,148	581
Trinity Industries Inc.	16,665	575
Allison Transmission Holdings Inc.	13,814	571
HEICO Corp. Class A	7,221	549
* Kirby Corp.	5,914	536
* Genesee & Wyoming Inc. Class A	6,773	529
Rollins Inc.	10,609	528
Landstar System Inc.	4,631	525
Genpact Ltd.	17,252	518
National Instruments Corp.	12,257	510
ITT Inc.	9,805	506
* nVent Electric plc	18,561	503
Air Lease Corp. Class A	10,671	474
MSC Industrial Direct Co. Inc. Class A	5,130	471
AGCO Corp.	7,378	469
Crane Co.	5,525	459
* Conduent Inc.	20,935	403
Regal Beloit Corp.	4,945	393
Ryder System Inc.	5,833	391
Copa Holdings SA Class A	3,444	382
* Gardner Denver Holdings Inc.	11,538	379
Macquarie Infrastructure Corp.	8,847	342
Terex Corp.	8,578	340
* WESCO International Inc.	5,183	308
* Clean Harbors Inc.	5,783	306
* Colfax Corp.	9,752	298
HEICO Corp.	3,229	297
* Spirit Airlines Inc.	7,696	282
* Welbilt Inc.	14,239	277
Pitney Bowes Inc.	20,590	183
ADT Inc.	13,243	100
* Gates Industrial Corp. plc	6,033	90
		305,869
Technology (21.6%)
Apple Inc.	574,196	107,300
Microsoft Corp.	848,049	83,821
* Facebook Inc. Class A	267,391	51,280

* Alphabet Inc. Class C	34,705	37,655
* Alphabet Inc. Class A	33,136	36,450
Intel Corp.	533,033	29,423
Cisco Systems Inc.	560,295	23,930
NVIDIA Corp.	65,504	16,520
Oracle Corp.	329,599	15,399
* Adobe Systems Inc.	55,785	13,906
International Business Machines Corp.	95,720	13,526
Texas Instruments Inc.	111,617	12,491
* Broadcom Inc.	45,687	11,516
* salesforce.com Inc.	77,601	10,036
QUALCOMM Inc.	167,102	9,712
* Micron Technology Inc.	123,252	7,098
Applied Materials Inc.	118,893	6,037
Activision Blizzard Inc.	83,496	5,921
Intuit Inc.	27,425	5,529
Cognizant Technology Solutions Corp. Class A	65,932	4,968
* Electronic Arts Inc.	33,829	4,429
* NXP Semiconductors NV	37,852	4,315
HP Inc.	185,580	4,088
Analog Devices Inc.	41,906	4,072
Lam Research Corp.	18,391	3,645
* ServiceNow Inc.	19,135	3,399
* Red Hat Inc.	19,929	3,237
* Autodesk Inc.	23,469	3,030
DXC Technology Co.	31,943	2,942
Amphenol Corp. Class A	33,821	2,940
Western Digital Corp.	33,530	2,800
Hewlett Packard Enterprise Co.	177,199	2,701
* Twitter Inc.	76,581	2,657
Corning Inc.	96,775	2,629
Microchip Technology Inc.	25,687	2,501
* IHS Markit Ltd.	43,373	2,137
* Palo Alto Networks Inc.	10,053	2,092
NetApp Inc.	30,196	2,063
Skyworks Solutions Inc.	20,543	2,026
Harris Corp.	13,431	2,021
* Workday Inc. Class A	15,389	2,015
KLA-Tencor Corp.	17,707	2,005
Motorola Solutions Inc.	18,503	1,986
Xilinx Inc.	28,781	1,960
Maxim Integrated Products Inc.	31,790	1,865
* Dell Technologies Inc. Class V	22,494	1,814
* Citrix Systems Inc.	17,080	1,804
* Splunk Inc.	15,764	1,747
* ANSYS Inc.	9,609	1,564
* Arista Networks Inc.	6,058	1,524
* Synopsys Inc.	16,591	1,461
Symantec Corp.	70,173	1,458
* Take-Two Interactive Software Inc.	12,654	1,418
* Akamai Technologies Inc.	18,748	1,413
CDW Corp.	16,956	1,357
* Cadence Design Systems Inc.	31,213	1,325
* Gartner Inc.	9,932	1,318
* Advanced Micro Devices Inc.	94,012	1,291
CA Inc.	35,801	1,280
* VeriSign Inc.	9,663	1,260

* IAC/InterActiveCorp	7,916	1,228
* F5 Networks Inc.	7,041	1,219
* ON Semiconductor Corp.	47,455	1,193
* Qorvo Inc.	14,266	1,145
* PTC Inc.	13,086	1,129
SS&C Technologies Holdings Inc.	22,153	1,128
* GoDaddy Inc. Class A	15,392	1,102
Juniper Networks Inc.	41,342	1,101
Amdocs Ltd.	15,998	1,079
* VMware Inc. Class A	7,621	1,048
* Fortinet Inc.	16,622	1,017
* IPG Photonics Corp.	4,066	981
Marvell Technology Group Ltd.	45,481	980
Leidos Holdings Inc.	16,190	972
* Tyler Technologies Inc.	3,977	921
CDK Global Inc.	14,193	913
Cognex Corp.	18,799	859
* Ultimate Software Group Inc.	3,185	835
Teradyne Inc.	22,000	834
* Guidewire Software Inc.	8,683	806
* Black Knight Inc.	15,642	792
* Tableau Software Inc. Class A	7,373	729
* Arrow Electronics Inc.	9,777	725
* Atlassian Corp. plc Class A	10,573	675
LogMeIn Inc.	5,966	644
Cypress Semiconductor Corp.	38,270	630
* CommScope Holding Co. Inc.	21,479	630
* Cavium Inc.	7,482	626
Sabre Corp.	24,836	609
Jabil Inc.	19,942	564
* Teradata Corp.	13,364	533
Avnet Inc.	13,308	507
* ARRIS International plc	19,553	494
Universal Display Corp.	4,665	462
* Coherent Inc.	2,760	461
* Nuance Communications Inc.	33,709	455
Dolby Laboratories Inc. Class A	6,687	420
* NCR Corp.	13,937	420
* Zynga Inc. Class A	85,875	378
* FireEye Inc.	21,251	355
* Manhattan Associates Inc.	7,919	345
* EchoStar Corp. Class A	5,196	244
* Match Group Inc.	3,874	159
Switch Inc.	3,913	49
		626,503
Utilities (4.5%)
AT&T Inc.	695,724	22,486
Verizon Communications Inc.	466,067	22,217
NextEra Energy Inc.	52,887	8,769
Duke Energy Corp.	79,231	6,113
Southern Co.	112,562	5,054
Dominion Energy Inc.	72,399	4,647
Exelon Corp.	108,238	4,480
American Electric Power Co. Inc.	55,851	3,795
Sempra Energy	28,513	3,037
Public Service Enterprise Group Inc.	56,931	3,016
Consolidated Edison Inc.	35,081	2,692

Xcel Energy Inc.	57,255	2,606
PG&E Corp.	58,215	2,522
Edison International	36,174	2,249
WEC Energy Group Inc.	35,600	2,248
PPL Corp.	77,321	2,112
DTE Energy Co.	20,165	2,066
Eversource Energy	35,789	2,043
CenturyLink Inc.	108,548	1,978
*	T-Mobile US Inc.	34,248	1,908
FirstEnergy Corp.	50,034	1,722
American Water Works Co. Inc.	20,209	1,680
Entergy Corp.	20,430	1,653
Ameren Corp.	27,293	1,615
CMS Energy Corp.	31,513	1,454
CenterPoint Energy Inc.	48,938	1,279
NRG Energy Inc.	34,199	1,171
Atmos Energy Corp.	12,453	1,111
Alliant Energy Corp.	26,590	1,101
UGI Corp.	19,556	987
Pinnacle West Capital Corp.	12,317	981
NiSource Inc.	38,497	974
AES Corp.	75,681	965
*	Vistra Energy Corp.	36,573	897
Westar Energy Inc. Class A	15,780	895
Great Plains Energy Inc.	23,885	811
OGE Energy Corp.	22,154	776
*	Zayo Group Holdings Inc.	20,982	730
Aqua America Inc.	19,882	690
Vectren Corp.	9,588	677
MDU Resources Group Inc.	21,611	601
SCANA Corp.	14,592	530
National Fuel Gas Co.	8,589	452
Hawaiian Electric Industries Inc.	12,080	415
*	Sprint Corp.	70,349	362
Avangrid Inc.	6,342	337
Telephone & Data Systems Inc.	11,289	288
*	United States Cellular Corp.	1,337	48
131,240
Total Common Stocks (Cost $2,160,827)	2,898,021
Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
4,5 Vanguard Market Liquidity Fund	1.961%	78,305	7,831

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.475%	6/21/18	500	500
Total Temporary Cash Investments (Cost $8,330)	8,331
Total Investments (100.1%) (Cost $2,169,157)	2,906,352
Other Assets and Liabilities-Net (-0.1%)5	(2,525)
Net Assets (100%)	2,903,827
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,366,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $7,826,000 of collateral received for securities on loan.
6 Securities with a value of $425,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	40	5,411	(93)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

Russell 1000 Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,898,008	—	13
Temporary Cash Investments	7,831	500	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	2,905,801	500	13
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $2,169,157,000. Net unrealized appreciation of investment securities for tax purposes was $737,195,000, consisting of unrealized gains of $825,946,000 on securities that had risen in value since their purchase and $88,751,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (8.1%)
Walmart Inc.	342,774	28,293
Time Warner Inc.	185,150	17,434
General Motors Co.	312,809	13,357
Walt Disney Co.	113,863	11,326
Ford Motor Co.	929,205	10,732
Target Corp.	130,057	9,480
Twenty-First Century Fox Inc. Class A	234,228	9,029
* eBay Inc.	226,062	8,527
Carnival Corp.	97,203	6,054
Royal Caribbean Cruises Ltd.	40,810	4,284
Best Buy Co. Inc.	59,836	4,084
Twenty-First Century Fox Inc.	101,094	3,859
* Charter Communications Inc. Class A	13,746	3,588
Dollar General Corp.	40,127	3,510
MGM Resorts International	110,285	3,468
Tiffany & Co.	25,702	3,361
Lennar Corp. Class A	60,240	3,117
PVH Corp.	18,181	2,909
* Mohawk Industries Inc.	13,904	2,837
Newell Brands Inc.	115,593	2,726
Kohl's Corp.	39,819	2,658
Comcast Corp. Class A	83,033	2,589
Nielsen Holdings plc	84,807	2,559
Macy's Inc.	72,377	2,527
* Norwegian Cruise Line Holdings Ltd.	47,736	2,499
Tapestry Inc.	56,155	2,455
Viacom Inc. Class B	83,255	2,256
BorgWarner Inc.	44,945	2,192
^ Whirlpool Corp.	15,120	2,189
* LKQ Corp.	63,261	2,010
* Liberty Media Corp-Liberty SiriusXM Class C	43,049	1,988
Genuine Parts Co.	21,269	1,931
* Michael Kors Holdings Ltd.	31,675	1,818
Ralph Lauren Corp. Class A	13,252	1,783
Garmin Ltd.	28,722	1,726
VF Corp.	20,110	1,632
L Brands Inc.	47,792	1,621
Advance Auto Parts Inc.	12,483	1,606
* Liberty Broadband Corp.	22,719	1,565
DR Horton Inc.	36,345	1,534
News Corp. Class A	99,533	1,496
Gap Inc.	52,918	1,481
Coty Inc. Class A	111,286	1,475
Foot Locker Inc.	26,638	1,438
Goodyear Tire & Rubber Co.	57,504	1,405
PulteGroup Inc.	45,590	1,379
Aramark	33,601	1,304
* Discovery Communications Inc.	64,972	1,284
* Liberty Media Corp-Liberty Formula One Class C	38,982	1,231

Adient plc	22,520	1,199
H&R Block Inc.	41,460	1,138
* Madison Square Garden Co. Class A	4,032	1,057
^ Mattel Inc.	65,829	1,022
* Burlington Stores Inc.	6,878	1,006
* Liberty Media Corp-Liberty SiriusXM Class A	20,659	955
Hyatt Hotels Corp. Class A	10,917	892
Williams-Sonoma Inc.	16,075	890
Cinemark Holdings Inc.	25,276	854
* Qurate Retail Group Inc. QVC Group Class A	40,539	824
* GCI Liberty Inc. Class A	18,921	791
* Urban Outfitters Inc.	18,805	781
John Wiley & Sons Inc. Class A	10,691	725
Toll Brothers Inc.	18,155	717
* TripAdvisor Inc.	13,331	695
Tribune Media Co. Class A	18,914	679
* Discovery Communications Inc. Class A	30,701	647
International Game Technology plc	25,589	643
* AutoNation Inc.	14,046	641
Hilton Worldwide Holdings Inc.	7,817	631
Signet Jewelers Ltd.	14,669	631
* AutoZone Inc.	937	608
Bed Bath & Beyond Inc.	32,248	586
Hasbro Inc.	6,702	581
Graham Holdings Co. Class B	1,000	581
Gentex Corp.	23,696	569
Lear Corp.	2,803	555
* Liberty Broadband Corp. Class A	8,081	552
TEGNA Inc.	51,972	539
* Skechers U.S.A. Inc. Class A	17,980	522
* Murphy USA Inc.	7,539	503
* Liberty Expedia Holdings Inc. Class A	10,748	467
Harley-Davidson Inc.	11,144	458
Yum China Holdings Inc.	11,630	457
Extended Stay America Inc.	19,950	420
AMERCO	1,234	399
Penske Automotive Group Inc.	8,268	398
* Liberty Media Corp-Liberty Formula One Class A	11,826	358
* DISH Network Corp. Class A	11,649	344
Interpublic Group of Cos. Inc.	13,997	316
GameStop Corp. Class A	22,863	302
* Tempur Sealy International Inc.	6,537	302
News Corp. Class B	19,466	301
* Sally Beauty Holdings Inc.	18,806	285
* Under Armour Inc. Class A	13,308	278
Brunswick Corp.	3,992	254
Leggett & Platt Inc.	5,918	244
* Dollar Tree Inc.	2,818	233
* Under Armour Inc.	11,116	210
Lennar Corp. Class B	4,810	199
Lions Gate Entertainment Corp. Class B	8,485	185
Dick's Sporting Goods Inc.	4,549	166
Fortune Brands Home & Security Inc.	2,456	138
^ Sirius XM Holdings Inc.	18,501	131
Lions Gate Entertainment Corp. Class A	5,000	116
* Michaels Cos. Inc.	5,880	108

Viacom Inc. Class A	2,347	75
		235,764
Consumer Staples (6.4%)
Procter & Gamble Co.	571,541	41,820
Philip Morris International Inc.	337,088	26,812
CVS Health Corp.	243,035	15,406
Mondelez International Inc. Class A	343,054	13,472
Colgate-Palmolive Co.	172,880	10,907
Walgreens Boots Alliance Inc.	166,747	10,403
Coca-Cola Co.	230,877	9,928
Kraft Heinz Co.	143,420	8,244
Archer-Daniels-Midland Co.	131,571	5,752
Tyson Foods Inc. Class A	66,574	4,492
PepsiCo Inc.	44,345	4,446
Conagra Brands Inc.	91,234	3,381
JM Smucker Co.	26,222	2,819
Molson Coors Brewing Co. Class B	41,344	2,549
Bunge Ltd.	33,557	2,334
Kroger Co.	95,604	2,326
Hormel Foods Corp.	63,788	2,289
Ingredion Inc.	16,880	1,880
Pinnacle Foods Inc.	28,040	1,793
* US Foods Holding Corp.	49,528	1,767
Lamb Weston Holdings Inc.	26,966	1,719
General Mills Inc.	39,027	1,650
Kimberly-Clark Corp.	12,319	1,242
* Post Holdings Inc.	15,333	1,179
Flowers Foods Inc.	42,761	868
Casey's General Stores Inc.	8,941	865
Nu Skin Enterprises Inc. Class A	9,059	742
* Hain Celestial Group Inc.	24,165	617
Clorox Co.	4,622	558
* Edgewell Personal Care Co.	12,768	558
Campbell Soup Co.	14,158	476
* TreeHouse Foods Inc.	8,998	431
Hershey Co.	3,391	305
Kellogg Co.	4,625	298
Seaboard Corp.	59	240
* Rite Aid Corp.	129,086	207
Brown-Forman Corp. Class B	2,294	130
Brown-Forman Corp. Class A	1,830	101
* Pilgrim's Pride Corp.	1,321	26
		185,032
Energy (12.1%)
Exxon Mobil Corp.	1,012,076	82,221
Chevron Corp.	451,197	56,084
Schlumberger Ltd.	331,715	22,779
ConocoPhillips	281,193	18,950
Occidental Petroleum Corp.	182,236	15,344
EOG Resources Inc.	124,684	14,689
Valero Energy Corp.	104,292	12,640
Phillips 66	101,181	11,787
Marathon Petroleum Corp.	115,539	9,131
Anadarko Petroleum Corp.	130,576	9,114
Pioneer Natural Resources Co.	40,330	7,788
Kinder Morgan Inc.	453,761	7,569

	Andeavor	37,192	5,372
	Devon Energy Corp.	116,343	4,836
*	Concho Resources Inc.	35,070	4,815
	Williams Cos. Inc.	168,334	4,521
	Marathon Oil Corp.	202,874	4,348
	Noble Energy Inc.	114,880	4,101
	Hess Corp.	67,182	4,059
	National Oilwell Varco Inc.	90,664	3,755
	Baker Hughes a GE Co.	101,481	3,510
	Apache Corp.	86,144	3,446
	Halliburton Co.	66,738	3,320
	HollyFrontier Corp.	42,001	3,242
	EQT Corp.	50,054	2,580
	Targa Resources Corp.	50,671	2,464
	Diamondback Energy Inc.	17,934	2,166
*	WPX Energy Inc.	94,621	1,723
	Helmerich & Payne Inc.	25,414	1,687
*	Energen Corp.	22,885	1,552
*	First Solar Inc.	19,453	1,315
*,^ Transocean Ltd.		101,234	1,281
	PBF Energy Inc. Class A	26,103	1,231
	Murphy Oil Corp.	38,379	1,180
	Whiting Petroleum Corp.	21,601	1,132
*	Cheniere Energy Inc.	16,611	1,107
	Patterson-UTI Energy Inc.	49,792	1,030
	Valvoline Inc.	47,209	965
*	Chesapeake Energy Corp.	204,017	912
	Range Resources Corp.	54,777	868
	CNX Resources Corp.	52,384	846
*	Continental Resources Inc.	11,406	768
	Cabot Oil & Gas Corp.	32,507	743
*	Weatherford International plc	213,823	725
*	Apergy Corp.	16,359	707
*	QEP Resources Inc.	58,102	702
*	RSP Permian Inc.	15,799	691
	SM Energy Co.	26,269	688
*	Centennial Resource Development Inc. Class A	38,031	669
*	Southwestern Energy Co.	138,289	654
	Nabors Industries Ltd.	82,129	613
*	Parsley Energy Inc. Class A	19,251	567
	Oceaneering International Inc.	23,795	567
*	Antero Resources Corp.	28,350	542
*	Extraction Oil & Gas Inc.	27,747	471
*	Kosmos Energy Ltd.	54,789	426
*	Gulfport Energy Corp.	32,961	366
	World Fuel Services Corp.	15,594	326
*	CONSOL Energy Inc.	6,549	289
	Cimarex Energy Co.	1,554	144
	RPC Inc.	1,264	21
			352,139
Financial Services (31.3%)
	JPMorgan Chase & Co.	824,347	88,213
*	Berkshire Hathaway Inc. Class B	459,157	87,942
	Bank of America Corp.	2,282,446	66,282
	Wells Fargo & Co.	1,056,509	57,041
	Citigroup Inc.	613,748	40,931
	Goldman Sachs Group Inc.	83,937	18,960

US Bancorp	371,897	18,591
American Express Co.	171,999	16,907
PNC Financial Services Group Inc.	113,504	16,278
BlackRock Inc.	29,667	15,849
Morgan Stanley	304,463	15,266
Chubb Ltd.	110,924	14,497
CME Group Inc.	80,821	13,166
Bank of New York Mellon Corp.	234,430	12,835
Capital One Financial Corp.	107,568	10,111
American International Group Inc.	188,796	9,967
MetLife Inc.	215,789	9,924
BB&T Corp.	187,912	9,865
Prudential Financial Inc.	101,131	9,794
Travelers Cos. Inc.	64,666	8,311
Aflac Inc.	181,666	8,186
Prologis Inc.	125,664	8,086
State Street Corp.	83,568	8,032
SunTrust Banks Inc.	112,312	7,582
Weyerhaeuser Co.	178,034	6,646
Discover Financial Services	86,450	6,385
Synchrony Financial	184,272	6,381
M&T Bank Corp.	33,752	5,808
T. Rowe Price Group Inc.	47,529	5,771
Allstate Corp.	61,194	5,720
AvalonBay Communities Inc.	32,851	5,438
Equity Residential	84,982	5,438
Northern Trust Corp.	49,787	5,104
Welltower Inc.	88,463	5,100
Intercontinental Exchange Inc.	71,870	5,095
Fifth Third Bancorp	165,068	5,048
KeyCorp	255,285	4,963
Regions Financial Corp.	270,514	4,934
Citizens Financial Group Inc.	117,466	4,798
Ventas Inc.	84,486	4,618
Willis Towers Watson plc	29,403	4,444
Hartford Financial Services Group Inc.	84,703	4,433
* E*TRADE Financial Corp.	63,697	4,035
Comerica Inc.	41,357	3,900
Boston Properties Inc.	31,260	3,807
Huntington Bancshares Inc.	254,446	3,784
Host Hotels & Resorts Inc.	174,401	3,772
Essex Property Trust Inc.	15,576	3,723
Realty Income Corp.	67,325	3,588
* Markel Corp.	3,259	3,575
Principal Financial Group Inc.	63,613	3,550
Lincoln National Corp.	52,137	3,456
Fidelity National Information Services Inc.	33,624	3,437
Charles Schwab Corp.	57,933	3,222
Loews Corp.	65,390	3,196
GGP Inc.	147,478	2,991
Alexandria Real Estate Equities Inc.	23,907	2,986
Annaly Capital Management Inc.	274,573	2,864
Vornado Realty Trust	40,938	2,854
HCP Inc.	111,809	2,680
Ally Financial Inc.	103,939	2,666
Franklin Resources Inc.	77,899	2,615
Zions Bancorporation	46,625	2,556

Cincinnati Financial Corp.	36,579	2,537
Mid-America Apartment Communities Inc.	26,987	2,525
Nasdaq Inc.	27,239	2,502
Duke Realty Corp.	84,633	2,380
UDR Inc.	63,485	2,315
FNF Group	62,632	2,315
Reinsurance Group of America Inc. Class A	15,366	2,296
Torchmark Corp.	26,942	2,285
XL Group Ltd.	40,671	2,260
East West Bancorp Inc.	32,222	2,239
Invesco Ltd.	81,553	2,228
Raymond James Financial Inc.	22,944	2,215
Everest Re Group Ltd.	9,720	2,190
Voya Financial Inc.	40,520	2,105
SL Green Realty Corp.	21,553	2,102
Affiliated Managers Group Inc.	13,166	2,097
Unum Group	52,913	2,054
Regency Centers Corp.	35,323	2,052
Alleghany Corp.	3,512	2,004
* Arch Capital Group Ltd.	25,266	1,982
Camden Property Trust	21,463	1,889
AGNC Investment Corp.	100,216	1,886
American Financial Group Inc.	16,811	1,847
Macerich Co.	32,749	1,822
* CBRE Group Inc. Class A	39,427	1,821
Jones Lang LaSalle Inc.	10,769	1,764
WR Berkley Corp.	22,761	1,741
Kilroy Realty Corp.	22,785	1,735
Sun Communities Inc.	17,759	1,717
WP Carey Inc.	25,394	1,707
VEREIT Inc.	230,775	1,652
PacWest Bancorp	30,461	1,616
Liberty Property Trust	35,280	1,560
^ CIT Group Inc.	31,193	1,557
Cullen/Frost Bankers Inc.	13,437	1,535
Kimco Realty Corp.	99,130	1,533
Brown & Brown Inc.	54,962	1,527
People's United Financial Inc.	82,927	1,527
Invitation Homes Inc.	69,199	1,523
Synovus Financial Corp.	27,936	1,512
Apartment Investment & Management Co.	36,987	1,510
National Retail Properties Inc.	36,120	1,496
Commerce Bancshares Inc.	22,309	1,441
DCT Industrial Trust Inc.	22,019	1,434
Omega Healthcare Investors Inc.	46,155	1,415
New Residential Investment Corp.	78,539	1,404
Webster Financial Corp.	21,907	1,404
Park Hotels & Resorts Inc.	42,716	1,376
First American Financial Corp.	25,731	1,340
Starwood Property Trust Inc.	61,296	1,331
New York Community Bancorp Inc.	114,787	1,330
American Campus Communities Inc.	32,620	1,308
First Horizon National Corp.	69,383	1,286
* Jefferies Financial Group Inc.	58,603	1,282
* Athene Holding Ltd. Class A	28,232	1,261
Validus Holdings Ltd.	18,558	1,257
Federal Realty Investment Trust	10,512	1,250

Digital Realty Trust Inc.	11,538	1,240
Healthcare Trust of America Inc. Class A	48,153	1,236
Forest City Realty Trust Inc. Class A	60,077	1,224
Old Republic International Corp.	58,279	1,223
Hanover Insurance Group Inc.	10,056	1,219
Rayonier Inc.	30,919	1,202
Interactive Brokers Group Inc.	16,345	1,190
Hudson Pacific Properties Inc.	33,369	1,181
Highwoods Properties Inc.	24,480	1,171
Medical Properties Trust Inc.	86,233	1,170
* SLM Corp.	101,976	1,166
Prosperity Bancshares Inc.	15,902	1,152
Brixmor Property Group Inc.	72,303	1,148
American Homes 4 Rent Class A	56,966	1,135
Hospitality Properties Trust	38,968	1,128
Gaming and Leisure Properties Inc.	32,077	1,126
Associated Banc-Corp	40,655	1,122
Axis Capital Holdings Ltd.	19,650	1,117
Simon Property Group Inc.	6,957	1,115
* Howard Hughes Corp.	8,673	1,095
STORE Capital Corp.	40,663	1,090
Popular Inc.	23,883	1,080
RenaissanceRe Holdings Ltd.	8,775	1,077
BankUnited Inc.	24,632	1,039
VICI Properties Inc.	52,975	1,026
* SVB Financial Group	3,284	1,025
FNB Corp.	77,111	1,022
Life Storage Inc.	10,984	1,016
TCF Financial Corp.	37,850	996
Assured Guaranty Ltd.	27,711	983
Senior Housing Properties Trust	55,302	977
Apple Hospitality REIT Inc.	50,093	953
Spirit Realty Capital Inc.	107,845	945
* Brighthouse Financial Inc.	19,786	932
Assurant Inc.	9,978	931
EPR Properties	14,919	916
Arthur J Gallagher & Co.	13,347	885
* Equity Commonwealth	28,346	882
Navient Corp.	62,449	862
Bank of Hawaii Corp.	9,844	836
Weingarten Realty Investors	28,456	834
Uniti Group Inc.	39,762	834
Chimera Investment Corp.	43,703	805
Pinnacle Financial Partners Inc.	11,631	780
White Mountains Insurance Group Ltd.	852	769
JBG SMITH Properties	20,779	767
Colony NorthStar Inc. Class A	129,631	764
Realogy Holdings Corp.	31,320	745
First Republic Bank	7,443	741
Paramount Group Inc.	49,178	739
Bank of the Ozarks	15,504	737
MFA Financial Inc.	93,910	731
* Signature Bank	5,344	681
Piedmont Office Realty Trust Inc. Class A	35,042	673
Corporate Office Properties Trust	23,989	669
Dun & Bradstreet Corp.	5,373	660
Brandywine Realty Trust	39,989	650

Retail Properties of America Inc.	52,670	646
Two Harbors Investment Corp.	41,258	642
Columbia Property Trust Inc.	28,909	639
Santander Consumer USA Holdings Inc.	35,690	639
CoreCivic Inc.	28,656	617
* Western Alliance Bancorp	9,775	589
BOK Financial Corp.	5,791	585
Outfront Media Inc.	28,982	575
* DDR Corp.	37,439	569
Legg Mason Inc.	14,898	555
* OneMain Holdings Inc.	16,753	545
Empire State Realty Trust Inc.	30,600	519
BGC Partners Inc. Class A	42,808	491
Ameriprise Financial Inc.	3,521	488
First Hawaiian Inc.	16,282	477
ProAssurance Corp.	12,289	472
TD Ameritrade Holding Corp.	7,564	448
Tanger Factory Outlet Centers Inc.	20,322	437
* CoreLogic Inc.	8,150	427
CubeSmart	13,738	419
Extra Space Storage Inc.	4,348	418
Aspen Insurance Holdings Ltd.	9,355	406
* Zillow Group Inc.	6,959	406
Federated Investors Inc. Class B	15,984	388
Taubman Centers Inc.	6,849	374
* WEX Inc.	1,842	324
Mercury General Corp.	6,489	306
CNA Financial Corp.	6,413	301
Douglas Emmett Inc.	7,389	284
* Zillow Group Inc. Class A	4,828	281
Iron Mountain Inc.	8,146	271
American National Insurance Co.	1,735	206
TFS Financial Corp.	11,711	187
Erie Indemnity Co. Class A	1,611	182
CyrusOne Inc.	2,789	154
Lamar Advertising Co. Class A	2,190	152
Lazard Ltd. Class A	2,886	148
* Credit Acceptance Corp.	239	84
Morningstar Inc.	341	41
		910,380
Health Care (13.6%)
Johnson & Johnson	545,267	65,225
Pfizer Inc.	1,412,062	50,735
Merck & Co. Inc.	617,641	36,768
Medtronic plc	300,037	25,899
Abbott Laboratories	403,561	24,831
Amgen Inc.	122,489	22,001
Danaher Corp.	146,182	14,513
Anthem Inc.	61,339	13,582
Allergan plc	80,146	12,086
Thermo Fisher Scientific Inc.	52,232	10,878
Bristol-Myers Squibb Co.	199,759	10,511
* Express Scripts Holding Co.	125,946	9,548
Aetna Inc.	51,536	9,077
Baxter International Inc.	107,799	7,637
HCA Healthcare Inc.	62,572	6,454
McKesson Corp.	44,096	6,259

	Gilead Sciences Inc.	88,547	5,968
	Zimmer Biomet Holdings Inc.	48,025	5,355
*	Mylan NV	126,840	4,878
*	Centene Corp.	40,430	4,737
*	Laboratory Corp. of America Holdings	24,373	4,402
	Cardinal Health Inc.	75,257	3,920
	Agilent Technologies Inc.	58,392	3,616
	Quest Diagnostics Inc.	32,682	3,482
	Teleflex Inc.	9,018	2,409
	Dentsply Sirona Inc.	53,952	2,364
	Universal Health Services Inc. Class B	20,414	2,347
*	DaVita Inc.	34,727	2,321
	Perrigo Co. plc	31,524	2,306
	STERIS plc	19,928	2,069
	PerkinElmer Inc.	21,136	1,571
*	Bio-Rad Laboratories Inc. Class A	5,035	1,446
*	QIAGEN NV	35,504	1,289
*	IQVIA Holdings Inc.	12,966	1,283
*	Envision Healthcare Corp.	28,552	1,224
	Cigna Corp.	7,020	1,189
*	Alexion Pharmaceuticals Inc.	9,937	1,154
*	United Therapeutics Corp.	10,268	1,094
*	Hologic Inc.	28,533	1,081
*	MEDNAX Inc.	21,492	985
*	Biogen Inc.	3,051	897
*	Acadia Healthcare Co. Inc.	18,789	755
	Cooper Cos. Inc.	2,574	583
	Humana Inc.	1,972	574
	Bruker Corp.	15,292	463
*,^ Mallinckrodt plc		23,200	391
*	LifePoint Health Inc.	7,124	377
	Patterson Cos. Inc.	17,188	360
*	Brookdale Senior Living Inc.	42,365	333
*	Endo International plc	51,331	323
*	Premier Inc. Class A	8,770	286
*	Alnylam Pharmaceuticals Inc.	2,742	273
*,^ OPKO Health Inc.		67,698	263
*	WellCare Health Plans Inc.	863	191
	Hill-Rom Holdings Inc.	1,012	93
*	Agios Pharmaceuticals Inc.	923	86
*	Intrexon Corp.	3,375	56
*	Akorn Inc.	634	9
			394,807
Materials & Processing (3.2%)
	DowDuPont Inc.	291,283	18,674
	Air Products & Chemicals Inc.	50,994	8,231
	Newmont Mining Corp.	127,022	4,945
	LyondellBasell Industries NV Class A	43,627	4,891
	Nucor Corp.	76,065	4,883
	Freeport-McMoRan Inc.	258,813	4,374
	Eastman Chemical Co.	34,212	3,569
	WestRock Co.	59,933	3,529
	Ingersoll-Rand plc	29,727	2,602
	Steel Dynamics Inc.	47,437	2,345
	Mosaic Co.	83,113	2,285
	CF Industries Holdings Inc.	55,219	2,272
*	Alcoa Corp.	43,809	2,106

Albemarle Corp.	21,450	2,005
Owens Corning	26,302	1,663
Reliance Steel & Aluminum Co.	16,950	1,586
United States Steel Corp.	41,509	1,530
Celanese Corp. Class A	12,959	1,463
Ball Corp.	36,967	1,366
Praxair Inc.	8,358	1,306
Olin Corp.	39,617	1,281
Sonoco Products Co.	23,021	1,177
Ashland Global Holdings Inc.	14,634	1,137
AptarGroup Inc.	11,080	1,023
Masco Corp.	25,946	967
Versum Materials Inc.	23,452	937
Sealed Air Corp.	21,148	921
Bemis Co. Inc.	21,335	902
Cabot Corp.	14,558	877
Royal Gold Inc.	9,781	877
* USG Corp.	20,164	836
Huntsman Corp.	24,988	799
Timken Co.	16,652	788
Valmont Industries Inc.	5,302	775
Domtar Corp.	14,953	719
Hexcel Corp.	6,968	494
International Paper Co.	9,221	493
Westlake Chemical Corp.	4,137	479
PPG Industries Inc.	4,376	442
Tahoe Resources Inc.	75,859	398
* Crown Holdings Inc.	9,109	395
Acuity Brands Inc.	3,224	381
* Platform Specialty Products Corp.	27,704	334
Graphic Packaging Holding Co.	21,599	313
Martin Marietta Materials Inc.	1,401	312
Vulcan Materials Co.	2,185	279
* Owens-Illinois Inc.	8,139	151
Lennox International Inc.	678	138
RPM International Inc.	2,534	125
Southern Copper Corp.	1,921	94
Scotts Miracle-Gro Co.	938	80
NewMarket Corp.	150	58
Ardagh Group SA	2,366	41
		94,648
Other (0.0%)2
AXA Equitable Holdings Inc.	1,400	30
Dropbox Inc. Class A	461	14
		44
Producer Durables (7.7%)
General Electric Co.	1,713,973	24,133
United Technologies Corp.	178,125	22,234
Honeywell International Inc.	74,566	11,029
Norfolk Southern Corp.	67,687	10,265
Emerson Electric Co.	129,545	9,177
Raytheon Co.	43,723	9,160
Delta Air Lines Inc.	156,295	8,448
Eaton Corp. plc	104,978	8,039
Johnson Controls International plc	220,525	7,401
General Dynamics Corp.	36,076	7,277

PACCAR Inc.	81,702	5,084
Stanley Black & Decker Inc.	32,762	4,562
* United Continental Holdings Inc.	64,087	4,460
Textron Inc.	63,157	4,205
L3 Technologies Inc.	18,550	3,679
Republic Services Inc. Class A	53,851	3,631
Cummins Inc.	25,317	3,605
AMETEK Inc.	45,155	3,298
Kansas City Southern	24,617	2,638
* Keysight Technologies Inc.	44,475	2,612
American Airlines Group Inc.	58,451	2,545
Dover Corp.	32,719	2,526
Union Pacific Corp.	17,344	2,476
Spirit AeroSystems Holdings Inc. Class A	27,418	2,323
Caterpillar Inc.	12,697	1,929
Jacobs Engineering Group Inc.	29,675	1,923
Lockheed Martin Corp.	5,923	1,863
Orbital ATK Inc.	13,666	1,827
Arconic Inc.	101,006	1,783
Snap-on Inc.	11,670	1,725
Pentair plc	39,160	1,709
* Teledyne Technologies Inc.	8,360	1,684
Fluor Corp.	33,299	1,623
Carlisle Cos. Inc.	14,509	1,558
Waste Management Inc.	18,016	1,490
Xerox Corp.	54,453	1,480
* JetBlue Airways Corp.	77,141	1,457
Xylem Inc.	20,522	1,445
ManpowerGroup Inc.	15,750	1,417
CSX Corp.	20,830	1,347
Wabtec Corp.	13,727	1,338
Oshkosh Corp.	17,886	1,301
Flowserve Corp.	31,455	1,300
* Stericycle Inc.	19,851	1,260
Trinity Industries Inc.	36,138	1,246
* AECOM	37,321	1,232
* Kirby Corp.	12,727	1,154
* Genesee & Wyoming Inc. Class A	14,348	1,121
ITT Inc.	21,016	1,085
* nVent Electric plc	39,160	1,060
* Sensata Technologies Holding plc	19,834	1,013
AGCO Corp.	15,710	999
Crane Co.	11,887	988
Air Lease Corp. Class A	21,427	952
* Quanta Services Inc.	26,227	944
Expeditors International of Washington Inc.	12,620	940
* Conduent Inc.	45,336	873
Regal Beloit Corp.	10,648	846
Ryder System Inc.	12,598	845
Old Dominion Freight Line Inc.	5,377	839
FLIR Systems Inc.	15,267	823
* XPO Logistics Inc.	7,555	795
Copa Holdings SA Class A	6,865	761
Macquarie Infrastructure Corp.	19,316	747
Parker-Hannifin Corp.	4,338	741
Terex Corp.	18,320	725
* WESCO International Inc.	11,155	662

* Colfax Corp.	21,311	652
* Spirit Airlines Inc.	15,977	586
MSC Industrial Direct Co. Inc. Class A	6,329	581
Fortive Corp.	7,108	517
Hubbell Inc. Class B	4,618	497
* Trimble Inc.	12,119	401
Pitney Bowes Inc.	42,926	382
Huntington Ingalls Industries Inc.	1,716	379
Roper Technologies Inc.	1,289	355
Alaska Air Group Inc.	4,949	301
National Instruments Corp.	5,397	225
WW Grainger Inc.	689	213
* Clean Harbors Inc.	3,596	191
IDEX Corp.	1,226	170
Avery Dennison Corp.	1,330	140
Donaldson Co. Inc.	2,469	116
Booz Allen Hamilton Holding Corp. Class A	2,288	103
ADT Inc.	8,451	64
* Gates Industrial Corp. plc	2,193	33
		223,563
Technology (8.7%)
Intel Corp.	1,125,157	62,109
Cisco Systems Inc.	1,183,241	50,536
Oracle Corp.	639,784	29,891
QUALCOMM Inc.	352,745	20,502
International Business Machines Corp.	63,260	8,939
HP Inc.	392,117	8,638
Hewlett Packard Enterprise Co.	374,107	5,701
* Twitter Inc.	152,189	5,281
Corning Inc.	192,170	5,221
Western Digital Corp.	60,653	5,065
* NXP Semiconductors NV	34,756	3,962
Motorola Solutions Inc.	35,418	3,802
* Micron Technology Inc.	63,666	3,666
Harris Corp.	21,011	3,162
* Akamai Technologies Inc.	39,451	2,974
* Synopsys Inc.	32,464	2,859
CA Inc.	75,309	2,692
Juniper Networks Inc.	86,857	2,314
Amdocs Ltd.	33,533	2,262
Marvell Technology Group Ltd.	95,159	2,050
Leidos Holdings Inc.	33,689	2,023
* IHS Markit Ltd.	39,324	1,938
* Arrow Electronics Inc.	20,779	1,540
Cypress Semiconductor Corp.	73,493	1,210
Jabil Inc.	41,069	1,161
* Autodesk Inc.	8,982	1,160
* Teradata Corp.	28,851	1,150
* Qorvo Inc.	14,278	1,146
Avnet Inc.	28,657	1,092
* ARRIS International plc	41,554	1,050
* Guidewire Software Inc.	10,791	1,002
* Nuance Communications Inc.	68,842	930
Dolby Laboratories Inc. Class A	13,473	846
* Zynga Inc. Class A	179,899	792
* FireEye Inc.	42,478	709
* CommScope Holding Co. Inc.	22,469	659

NetApp Inc.	9,080	620
* EchoStar Corp. Class A	11,104	522
LogMeIn Inc.	4,750	512
Sabre Corp.	12,058	296
Xilinx Inc.	3,077	210
SS&C Technologies Holdings Inc.	3,932	200
* ON Semiconductor Corp.	5,616	141
Teradyne Inc.	3,302	125
Switch Inc.	2,528	32
		252,692
Utilities (8.6%)
AT&T Inc.	1,468,795	47,472
Verizon Communications Inc.	488,110	23,268
NextEra Energy Inc.	111,570	18,499
Duke Energy Corp.	167,067	12,891
Southern Co.	237,671	10,672
Dominion Energy Inc.	153,020	9,822
Exelon Corp.	229,125	9,484
American Electric Power Co. Inc.	117,444	7,980
Public Service Enterprise Group Inc.	120,600	6,389
Sempra Energy	59,881	6,379
Consolidated Edison Inc.	74,122	5,687
Xcel Energy Inc.	120,742	5,496
PG&E Corp.	121,814	5,278
WEC Energy Group Inc.	75,450	4,765
Edison International	75,640	4,702
PPL Corp.	163,490	4,467
DTE Energy Co.	42,600	4,364
Eversource Energy	75,690	4,320
CenturyLink Inc.	228,585	4,165
FirstEnergy Corp.	105,903	3,645
American Water Works Co. Inc.	42,656	3,546
Entergy Corp.	42,935	3,474
Ameren Corp.	57,885	3,426
CMS Energy Corp.	66,795	3,081
CenterPoint Energy Inc.	103,188	2,696
Atmos Energy Corp.	26,424	2,357
Alliant Energy Corp.	55,317	2,291
Pinnacle West Capital Corp.	26,591	2,117
UGI Corp.	41,810	2,110
NiSource Inc.	79,824	2,020
AES Corp.	157,013	2,002
NRG Energy Inc.	57,387	1,964
Westar Energy Inc. Class A	33,821	1,918
* Vistra Energy Corp.	77,112	1,892
Great Plains Energy Inc.	51,484	1,747
OGE Energy Corp.	47,102	1,650
* T-Mobile US Inc.	27,404	1,526
Aqua America Inc.	42,050	1,459
Vectren Corp.	19,776	1,397
MDU Resources Group Inc.	45,871	1,275
SCANA Corp.	31,724	1,152
Hawaiian Electric Industries Inc.	26,151	898
National Fuel Gas Co.	16,891	889
* Sprint Corp.	150,985	776
Avangrid Inc.	13,677	726
Telephone & Data Systems Inc.	22,699	580

* United States Cellular Corp.			3,438	124
				248,838
Total Common Stocks (Cost $2,574,455)				2,897,907
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund	1.961%		10,529	1,053

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	1.934%	10/11/18	400	397
Total Temporary Cash Investments (Cost $1,450)				1,450
Total Investments (99.8%) (Cost $2,575,905)				2,899,357
Other Assets and Liabilities-Net (0.2%)4				5,847
Net Assets (100%)				2,905,204

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,000,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,051,000 of collateral received for securities on loan.
5 Securities with a value of $397,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	52	7,034	84

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Russell 1000 Value Index Fund

fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,897,907	—	—
Temporary Cash Investments	1,053	397	—
Futures Contracts—Liabilities[1]	(50)	—	—
Total	2,898,910	397	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $2,575,911,000. Net unrealized appreciation of investment securities for tax purposes was $323,446,000, consisting of unrealized gains of $474,569,000 on securities that had risen in value since their purchase and $151,123,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (19.8%)
*	Amazon.com Inc.	143,018	233,065
	Home Depot Inc.	419,101	78,183
*	Netflix Inc.	145,735	51,240
	Comcast Corp. Class A	1,526,090	47,584
	McDonald's Corp.	283,652	45,387
*	Booking Holdings Inc.	17,436	36,771
	Walt Disney Co.	365,278	36,334
	NIKE Inc. Class B	462,832	33,231
	Costco Wholesale Corp.	155,106	30,748
	Lowe's Cos. Inc.	296,121	28,135
	Starbucks Corp.	486,644	27,578
	TJX Cos. Inc.	226,189	20,429
	Marriott International Inc. Class A	107,979	14,616
*,^ Tesla Inc.		47,223	13,446
	Estee Lauder Cos. Inc. Class A	77,364	11,561
*	Charter Communications Inc. Class A	42,214	11,020
	Ross Stores Inc.	133,975	10,568
	Las Vegas Sands Corp.	128,285	10,341
	Yum! Brands Inc.	119,636	9,730
	Aptiv plc	94,978	9,260
*	O'Reilly Automotive Inc.	29,600	7,975
	VF Corp.	85,658	6,952
	Hilton Worldwide Holdings Inc.	85,681	6,915
*	Dollar Tree Inc.	77,355	6,389
	CBS Corp. Class B	118,241	5,956
	Omnicom Group Inc.	81,959	5,908
	Wynn Resorts Ltd.	28,371	5,561
*	AutoZone Inc.	8,334	5,411
	Expedia Group Inc.	43,485	5,263
*	Ulta Beauty Inc.	20,703	5,112
	Yum China Holdings Inc.	113,086	4,444
*	CarMax Inc.	64,139	4,421
	Domino's Pizza Inc.	15,506	3,900
	Lear Corp.	19,660	3,893
	Darden Restaurants Inc.	44,286	3,871
	Wyndham Worldwide Corp.	35,240	3,821
*	Chipotle Mexican Grill Inc. Class A	8,716	3,749
*	Lululemon Athletica Inc.	33,780	3,549
*	NVR Inc.	1,149	3,436
	Vail Resorts Inc.	14,140	3,405
^	Sirius XM Holdings Inc.	475,988	3,380
	Tractor Supply Co.	44,477	3,305
	Dollar General Corp.	37,042	3,240
	DR Horton Inc.	66,941	2,826
	Fortune Brands Home & Security Inc.	50,021	2,810
*	ServiceMaster Global Holdings Inc.	47,562	2,718
	Hasbro Inc.	30,414	2,638
	Interpublic Group of Cos. Inc.	116,019	2,622
	KAR Auction Services Inc.	47,904	2,528

	Polaris Industries Inc.	20,863	2,335
	Service Corp. International	63,333	2,324
	Hanesbrands Inc.	127,390	2,322
*	WABCO Holdings Inc.	17,923	2,167
*	Bright Horizons Family Solutions Inc.	20,451	2,070
	Dunkin' Brands Group Inc.	32,258	2,066
	Nordstrom Inc.	41,833	2,051
*	Live Nation Entertainment Inc.	47,866	2,041
*	Burlington Stores Inc.	13,674	2,000
	Pool Corp.	13,854	1,980
*	Qurate Retail Group Inc. QVC Group Class A	97,070	1,973
	Carter's Inc.	16,643	1,814
	Harley-Davidson Inc.	43,614	1,792
*	DISH Network Corp. Class A	60,387	1,784
	Genuine Parts Co.	19,312	1,753
	Thor Industries Inc.	17,549	1,625
	Brunswick Corp.	25,337	1,611
	Delphi Technologies plc	31,808	1,594
	Leggett & Platt Inc.	37,842	1,563
	Gentex Corp.	64,188	1,542
	Six Flags Entertainment Corp.	23,489	1,516
	Aramark	36,925	1,433
*	Visteon Corp.	11,134	1,391
*	Hilton Grand Vacations Inc.	32,658	1,299
*,^ Wayfair Inc.		13,755	1,270
	Cable One Inc.	1,643	1,067
	Wendy's Co.	63,629	1,025
*	Under Armour Inc. Class A	47,964	1,002
*	AMC Networks Inc. Class A	17,162	981
*	TripAdvisor Inc.	18,112	944
	Choice Hotels International Inc.	11,668	938
	Toll Brothers Inc.	23,457	926
*	Under Armour Inc.	47,993	908
	Advance Auto Parts Inc.	6,642	854
	Dick's Sporting Goods Inc.	22,116	809
	Extended Stay America Inc.	37,598	791
	PulteGroup Inc.	26,157	791
	Tupperware Brands Corp.	17,859	753
	Tapestry Inc.	16,871	738
	Twenty-First Century Fox Inc. Class A	18,702	721
*	Floor & Decor Holdings Inc. Class A	14,774	694
*	Pandora Media Inc.	85,765	619
*	Skechers U.S.A. Inc. Class A	19,750	574
*	Michaels Cos. Inc.	29,814	547
	Lions Gate Entertainment Corp. Class B	23,113	505
*	LKQ Corp.	15,261	485
	L Brands Inc.	13,450	456
	MGM Resorts International	12,879	405
	BorgWarner Inc.	7,790	380
	Mattel Inc.	23,575	366
*	Discovery Communications Inc.	17,089	338
	Williams-Sonoma Inc.	6,033	334
	H&R Block Inc.	11,534	317
	Twenty-First Century Fox Inc.	7,940	303
*	Tempur Sealy International Inc.	6,490	299
^	Whirlpool Corp.	2,028	294
*	Mohawk Industries Inc.	1,397	285

	Lions Gate Entertainment Corp. Class A	11,979	278
*	Michael Kors Holdings Ltd.	3,978	228
*	Sally Beauty Holdings Inc.	14,649	222
*	GCI Liberty Inc. Class A	5,256	220
	Foot Locker Inc.	2,916	157
*	Liberty Expedia Holdings Inc. Class A	3,238	141
*	Madison Square Garden Co. Class A	500	131
	Gap Inc.	3,909	109
			952,476
Consumer Staples (4.9%)
	PepsiCo Inc.	441,692	44,280
	Coca-Cola Co.	1,021,376	43,919
	Altria Group Inc.	678,318	37,809
	Constellation Brands Inc. Class A	57,435	12,813
	Sysco Corp.	170,552	11,091
	Kimberly-Clark Corp.	105,771	10,667
	Dr Pepper Snapple Group Inc.	63,499	7,575
*	Monster Beverage Corp.	146,503	7,495
	General Mills Inc.	143,538	6,070
	Kellogg Co.	80,141	5,160
	Clorox Co.	38,993	4,712
	Brown-Forman Corp. Class B	78,372	4,433
	McCormick & Co. Inc.	43,078	4,351
	Church & Dwight Co. Inc.	88,416	4,151
	Kroger Co.	168,975	4,111
	Philip Morris International Inc.	49,651	3,949
	Hershey Co.	43,526	3,919
	Walgreens Boots Alliance Inc.	56,878	3,549
	Procter & Gamble Co.	46,072	3,371
	Colgate-Palmolive Co.	48,548	3,063
*	Herbalife Nutrition Ltd.	45,447	2,307
	Campbell Soup Co.	41,438	1,394
	Energizer Holdings Inc.	20,654	1,255
*	Sprouts Farmers Market Inc.	45,465	987
	Brown-Forman Corp. Class A	17,886	982
	Lamb Weston Holdings Inc.	11,841	755
	Spectrum Brands Holdings Inc.	8,441	673
	Nu Skin Enterprises Inc. Class A	5,013	411
*	Pilgrim's Pride Corp.	16,634	324
*	TreeHouse Foods Inc.	6,167	295
*,^ Rite Aid Corp.		179,632	287
			236,158
Energy (0.9%)
	Halliburton Co.	207,910	10,341
	ONEOK Inc.	136,881	9,330
*	Cheniere Energy Inc.	47,770	3,182
	Cimarex Energy Co.	30,886	2,870
	Cabot Oil & Gas Corp.	114,766	2,622
	EOG Resources Inc.	19,224	2,265
*	Newfield Exploration Co.	71,251	2,083
*	Parsley Energy Inc. Class A	55,394	1,633
	Williams Cos. Inc.	42,636	1,145
*	RSP Permian Inc.	23,069	1,009
*	Continental Resources Inc.	13,986	942
	Diamondback Energy Inc.	7,770	938
*	Antero Resources Corp.	39,700	759

EQT Corp.	11,680	602
Devon Energy Corp.	13,320	554
* Laredo Petroleum Inc.	57,161	531
RPC Inc.	18,987	312
Apache Corp.	7,274	291
* Apergy Corp.	2,892	125
* Chesapeake Energy Corp.	20,438	91
* Gulfport Energy Corp.	5,171	58
		41,683
Financial Services (11.1%)
Visa Inc. Class A	646,539	84,516
Mastercard Inc. Class A	329,407	62,627
* PayPal Holdings Inc.	402,262	33,014
American Tower Corp.	150,051	20,763
Charles Schwab Corp.	334,695	18,616
S&P Global Inc.	90,218	17,818
Simon Property Group Inc.	99,913	16,008
Crown Castle International Corp.	142,874	14,880
Marsh & McLennan Cos. Inc.	180,909	14,540
Progressive Corp.	205,967	12,788
Aon plc	88,108	12,324
Public Storage	52,566	11,136
Equinix Inc.	27,578	10,944
* Fiserv Inc.	147,753	10,727
Moody's Corp.	58,894	10,046
* Worldpay Inc. Class A	101,740	8,085
Intercontinental Exchange Inc.	97,338	6,900
Fidelity National Information Services Inc.	66,285	6,776
Ameriprise Financial Inc.	47,316	6,559
* SBA Communications Corp. Class A	41,252	6,521
* FleetCor Technologies Inc.	31,561	6,292
Global Payments Inc.	53,879	5,989
Digital Realty Trust Inc.	55,257	5,939
TD Ameritrade Holding Corp.	93,550	5,538
Total System Services Inc.	64,361	5,483
MSCI Inc. Class A	31,472	5,116
* Square Inc.	86,105	5,016
Equifax Inc.	42,344	4,826
Broadridge Financial Solutions Inc.	41,532	4,795
First Republic Bank	45,678	4,550
TransUnion	63,870	4,381
* SVB Financial Group	13,704	4,277
Cboe Global Markets Inc.	39,632	3,866
Alliance Data Systems Corp.	17,262	3,639
Extra Space Storage Inc.	36,462	3,509
Jack Henry & Associates Inc.	27,365	3,422
Allstate Corp.	34,756	3,249
Western Union Co.	162,419	3,231
* First Data Corp. Class A	167,984	3,192
SEI Investments Co.	46,778	2,983
Arthur J Gallagher & Co.	43,998	2,916
Iron Mountain Inc.	87,088	2,899
MarketAxess Holdings Inc.	12,962	2,769
FactSet Research Systems Inc.	13,479	2,709
Equity LifeStyle Properties Inc.	29,399	2,672
Eaton Vance Corp.	41,179	2,215
LPL Financial Holdings Inc.	31,292	2,152

*	CBRE Group Inc. Class A	45,787	2,115
	American International Group Inc.	38,740	2,045
*	WEX Inc.	11,110	1,953
	Lazard Ltd. Class A	37,824	1,946
	Lamar Advertising Co. Class A	26,604	1,842
	Douglas Emmett Inc.	45,035	1,733
	XL Group Ltd.	28,545	1,587
	T. Rowe Price Group Inc.	13,040	1,583
	CyrusOne Inc.	28,518	1,579
*	Zillow Group Inc.	26,681	1,556
*	Euronet Worldwide Inc.	17,912	1,501
*	Signature Bank	11,551	1,473
	CubeSmart	43,939	1,340
	CoreSite Realty Corp.	11,853	1,258
*,^ Credit Acceptance Corp.		3,538	1,249
	Federal Realty Investment Trust	9,863	1,173
*	Western Alliance Bancorp	19,312	1,164
	Raymond James Financial Inc.	11,795	1,139
	Capital One Financial Corp.	10,633	1,000
	Boston Properties Inc.	8,081	984
	Bank of the Ozarks	19,450	925
*	CoreLogic Inc.	16,933	888
	Gaming and Leisure Properties Inc.	22,567	792
*	Zillow Group Inc. Class A	13,395	780
	Morningstar Inc.	6,223	747
	Erie Indemnity Co. Class A	6,428	726
	State Street Corp.	6,593	634
	Dun & Bradstreet Corp.	5,106	627
*	Jefferies Financial Group Inc.	26,944	590
	Invesco Ltd.	20,707	566
	Taubman Centers Inc.	10,224	558
	Pinnacle Financial Partners Inc.	7,711	517
*	Arch Capital Group Ltd.	5,748	451
	Assurant Inc.	3,959	370
	VICI Properties Inc.	19,045	369
	Aspen Insurance Holdings Ltd.	6,248	271
	Legg Mason Inc.	7,060	263
	BGC Partners Inc. Class A	21,457	246
	Federated Investors Inc. Class B	9,455	229
	Voya Financial Inc.	4,026	209
	East West Bancorp Inc.	2,952	205
	Hudson Pacific Properties Inc.	5,337	189
	Outfront Media Inc.	7,877	156
	RenaissanceRe Holdings Ltd.	947	116
	Tanger Factory Outlet Centers Inc.	1,960	42
			534,899
Health Care (12.2%)
	UnitedHealth Group Inc.	340,740	82,292
^	AbbVie Inc.	566,016	56,002
	Eli Lilly & Co.	347,135	29,520
	Gilead Sciences Inc.	330,523	22,277
	Stryker Corp.	120,771	21,017
*	Celgene Corp.	265,244	20,869
*	Biogen Inc.	70,825	20,820
	Becton Dickinson and Co.	93,674	20,757
*	Intuitive Surgical Inc.	39,456	18,137
	Johnson & Johnson	146,727	17,551

	Bristol-Myers Squibb Co.	288,284	15,169
*	Boston Scientific Corp.	485,612	14,758
	Zoetis Inc.	174,472	14,603
*	Illumina Inc.	51,672	14,078
*	Vertex Pharmaceuticals Inc.	89,403	13,768
	Humana Inc.	45,884	13,351
	Thermo Fisher Scientific Inc.	63,890	13,306
	Amgen Inc.	73,802	13,256
	Cigna Corp.	73,553	12,458
*	Edwards Lifesciences Corp.	74,214	10,190
*	Align Technology Inc.	28,131	9,338
*	Regeneron Pharmaceuticals Inc.	28,090	8,436
*	Alexion Pharmaceuticals Inc.	61,514	7,144
	Aetna Inc.	36,405	6,412
*	IDEXX Laboratories Inc.	30,581	6,367
*	Cerner Corp.	102,111	6,094
*	BioMarin Pharmaceutical Inc.	61,955	5,597
*	ABIOMED Inc.	14,522	5,535
	ResMed Inc.	49,420	5,081
	AmerisourceBergen Corp. Class A	56,364	4,630
*	Incyte Corp.	61,552	4,202
*	Varian Medical Systems Inc.	32,669	3,851
*	Henry Schein Inc.	55,630	3,850
*	IQVIA Holdings Inc.	37,140	3,674
*	WellCare Health Plans Inc.	14,490	3,212
	Merck & Co. Inc.	53,372	3,177
	Medtronic plc	35,092	3,029
*	Veeva Systems Inc. Class A	39,012	3,018
*	Neurocrine Biosciences Inc.	31,343	3,017
	Cooper Cos. Inc.	13,276	3,004
*	DexCom Inc.	30,306	2,667
*	Alnylam Pharmaceuticals Inc.	26,666	2,652
*	Alkermes plc	53,760	2,537
	West Pharmaceutical Services Inc.	25,964	2,415
*	Seattle Genetics Inc.	37,336	2,258
*	Exelixis Inc.	103,578	2,147
*	Hologic Inc.	55,942	2,120
*	athenahealth Inc.	13,997	2,106
*	Ionis Pharmaceuticals Inc.	43,838	2,045
	Hill-Rom Holdings Inc.	22,062	2,030
	Bio-Techne Corp.	13,231	1,989
*	Charles River Laboratories International Inc.	16,749	1,801
	Agilent Technologies Inc.	27,896	1,727
*	Agios Pharmaceuticals Inc.	16,307	1,525
	Baxter International Inc.	16,242	1,151
	McKesson Corp.	7,724	1,096
*	Express Scripts Holding Co.	13,501	1,024
*	Centene Corp.	8,562	1,003
*	QIAGEN NV	25,627	931
	HCA Healthcare Inc.	7,021	724
	Teleflex Inc.	2,566	686
*	ACADIA Pharmaceuticals Inc.	34,502	624
*	TESARO Inc.	12,973	594
	PerkinElmer Inc.	7,274	541
*,^ Intercept Pharmaceuticals Inc.		6,321	444
*	Akorn Inc.	30,563	427
	Bruker Corp.	13,111	397

* Intrexon Corp.	15,942	264
* Premier Inc. Class A	5,446	178
* LifePoint Health Inc.	2,054	109
Patterson Cos. Inc.	2,523	53
* OPKO Health Inc.	11,873	46
		583,158
Materials & Processing (3.8%)
DowDuPont Inc.	395,741	25,371
Monsanto Co.	155,772	19,855
Praxair Inc.	88,908	13,893
Ecolab Inc.	91,185	13,004
Sherwin-Williams Co.	29,111	11,040
PPG Industries Inc.	84,766	8,555
International Paper Co.	132,770	7,103
LyondellBasell Industries NV Class A	50,264	5,636
Vulcan Materials Co.	43,465	5,552
Fastenal Co.	102,669	5,465
Martin Marietta Materials Inc.	20,161	4,493
FMC Corp.	47,497	4,137
Ingersoll-Rand plc	44,544	3,899
Packaging Corp. of America	33,181	3,899
International Flavors & Fragrances Inc.	28,130	3,436
Celanese Corp. Class A	28,643	3,234
Chemours Co.	65,242	3,196
Masco Corp.	72,287	2,694
Lennox International Inc.	12,678	2,578
Ball Corp.	67,752	2,503
* Axalta Coating Systems Ltd.	75,310	2,343
* Berry Global Group Inc.	46,453	2,243
RPM International Inc.	43,300	2,143
Watsco Inc.	10,752	1,979
Eagle Materials Inc.	16,672	1,807
WR Grace & Co.	24,481	1,753
Freeport-McMoRan Inc.	95,627	1,616
Hexcel Corp.	21,281	1,507
Sealed Air Corp.	32,711	1,425
* Crown Holdings Inc.	32,559	1,411
Southern Copper Corp.	26,168	1,279
Acuity Brands Inc.	10,004	1,183
Scotts Miracle-Gro Co.	13,525	1,151
Graphic Packaging Holding Co.	78,168	1,132
Huntsman Corp.	33,975	1,086
* Univar Inc.	39,712	1,083
* Armstrong World Industries Inc.	15,585	945
NewMarket Corp.	2,402	923
* Owens-Illinois Inc.	44,416	826
Royal Gold Inc.	8,432	756
Westlake Chemical Corp.	6,222	720
Silgan Holdings Inc.	25,931	706
Albemarle Corp.	7,219	675
Steel Dynamics Inc.	10,340	511
AptarGroup Inc.	5,062	467
* Platform Specialty Products Corp.	35,785	432
Versum Materials Inc.	3,262	130
Ardagh Group SA	3,275	57
		181,832

Other (0.0%)2
	AXA Equitable Holdings Inc.	4,144	88
	Dropbox Inc. Class A	1,385	42
*,3 Herbalife Ltd. CVR		3,325	32
			162
Producer Durables (13.1%)
	Boeing Co.	197,880	69,685
	3M Co.	206,094	40,648
	Union Pacific Corp.	253,769	36,228
	Accenture plc Class A	220,299	34,309
	United Parcel Service Inc. Class B	245,114	28,463
	Caterpillar Inc.	182,891	27,783
	Lockheed Martin Corp.	79,001	24,849
	Honeywell International Inc.	155,838	23,050
	FedEx Corp.	87,960	21,913
	Automatic Data Processing Inc.	159,004	20,674
	Northrop Grumman Corp.	57,332	18,762
	CSX Corp.	272,101	17,591
	Deere & Co.	114,848	17,171
	Illinois Tool Works Inc.	108,272	15,559
	Waste Management Inc.	127,276	10,527
	Southwest Airlines Co.	195,612	9,992
	Roper Technologies Inc.	33,767	9,313
	Raytheon Co.	38,404	8,046
	Rockwell Automation Inc.	45,622	8,003
	Rockwell Collins Inc.	57,522	7,910
	General Electric Co.	536,856	7,559
	Paychex Inc.	114,016	7,477
	General Dynamics Corp.	37,064	7,476
	Fortive Corp.	98,433	7,155
	Parker-Hannifin Corp.	40,668	6,950
	TransDigm Group Inc.	17,176	5,739
*	Verisk Analytics Inc. Class A	53,763	5,712
	Cintas Corp.	30,870	5,626
	WW Grainger Inc.	16,935	5,233
*	Waters Corp.	27,054	5,211
*	Mettler-Toledo International Inc.	8,878	4,889
*	CoStar Group Inc.	12,563	4,789
*	United Rentals Inc.	30,007	4,788
	CH Robinson Worldwide Inc.	49,188	4,279
	JB Hunt Transport Services Inc.	30,760	3,940
*	Copart Inc.	70,609	3,871
	IDEX Corp.	25,056	3,475
	Expeditors International of Washington Inc.	44,172	3,290
*	XPO Logistics Inc.	30,806	3,242
	AO Smith Corp.	50,871	3,208
	Avery Dennison Corp.	29,423	3,090
	Huntington Ingalls Industries Inc.	13,170	2,911
	American Airlines Group Inc.	66,107	2,878
*	Zebra Technologies Corp.	18,497	2,839
	Robert Half International Inc.	43,072	2,743
*	HD Supply Holdings Inc.	66,170	2,695
	Graco Inc.	59,109	2,684
	Allegion plc	33,696	2,575
	Nordson Corp.	20,336	2,555
	Cummins Inc.	17,859	2,543
	Xylem Inc.	33,055	2,327

* Trimble Inc.	69,389	2,294
Emerson Electric Co.	31,987	2,266
BWX Technologies Inc.	33,509	2,236
Toro Co.	37,359	2,167
Booz Allen Hamilton Holding Corp. Class A	47,542	2,144
Alaska Air Group Inc.	35,180	2,139
Old Dominion Freight Line Inc.	13,652	2,129
Donaldson Co. Inc.	42,599	2,011
* Middleby Corp.	19,483	1,941
Lincoln Electric Holdings Inc.	20,883	1,871
Allison Transmission Holdings Inc.	44,238	1,827
Rollins Inc.	34,029	1,694
Landstar System Inc.	14,865	1,686
Genpact Ltd.	54,118	1,625
HEICO Corp. Class A	21,032	1,599
* Sensata Technologies Holding plc	30,569	1,562
FLIR Systems Inc.	26,226	1,414
Hubbell Inc. Class B	12,530	1,349
National Instruments Corp.	29,330	1,221
* Gardner Denver Holdings Inc.	35,367	1,163
HEICO Corp.	11,062	1,016
AMETEK Inc.	13,028	951
Wabtec Corp.	9,584	935
* Welbilt Inc.	45,545	887
Stanley Black & Decker Inc.	5,544	772
* Clean Harbors Inc.	12,887	683
MSC Industrial Direct Co. Inc. Class A	6,510	598
* Quanta Services Inc.	13,164	474
Dover Corp.	5,784	447
Snap-on Inc.	2,678	396
* Gates Industrial Corp. plc	12,035	179
ADT Inc.	22,966	173
Air Lease Corp. Class A	1,963	87
Copa Holdings SA Class A	752	83
		628,244
Technology (33.2%)
Apple Inc.	1,804,647	337,234
Microsoft Corp.	2,665,588	263,467
* Facebook Inc. Class A	840,400	161,172
* Alphabet Inc. Class C	107,911	117,082
* Alphabet Inc. Class A	105,314	115,845
NVIDIA Corp.	205,898	51,925
* Adobe Systems Inc.	175,479	43,743
Texas Instruments Inc.	350,791	39,257
* Broadcom Inc.	143,608	36,199
* salesforce.com Inc.	244,358	31,603
International Business Machines Corp.	206,711	29,210
Applied Materials Inc.	373,844	18,984
Activision Blizzard Inc.	262,478	18,612
Intuit Inc.	86,385	17,415
* Micron Technology Inc.	293,065	16,878
Cognizant Technology Solutions Corp. Class A	207,829	15,660
* Electronic Arts Inc.	106,407	13,930
Analog Devices Inc.	131,946	12,822
Lam Research Corp.	57,882	11,471
* ServiceNow Inc.	60,255	10,702
* Red Hat Inc.	62,877	10,212

	DXC Technology Co.	100,512	9,258
	Amphenol Corp. Class A	106,407	9,250
	Microchip Technology Inc.	80,708	7,859
*	Autodesk Inc.	60,148	7,765
*	NXP Semiconductors NV	67,226	7,664
*	Palo Alto Networks Inc.	31,537	6,563
	Skyworks Solutions Inc.	64,710	6,381
*	Workday Inc. Class A	48,289	6,324
	KLA-Tencor Corp.	55,676	6,304
	Maxim Integrated Products Inc.	99,708	5,848
	Xilinx Inc.	85,491	5,823
*	Dell Technologies Inc. Class V	70,979	5,725
*	Citrix Systems Inc.	53,620	5,663
	NetApp Inc.	81,209	5,548
*	Splunk Inc.	49,936	5,533
*	ANSYS Inc.	30,312	4,935
*	Arista Networks Inc.	19,013	4,783
	Symantec Corp.	219,765	4,567
*	Take-Two Interactive Software Inc.	39,581	4,436
	CDW Corp.	53,050	4,247
*	Cadence Design Systems Inc.	98,602	4,186
*	Gartner Inc.	31,118	4,131
*,^ Advanced Micro Devices Inc.		299,486	4,112
*	VeriSign Inc.	30,287	3,951
	Oracle Corp.	84,098	3,929
*	IAC/InterActiveCorp	24,790	3,846
*	IHS Markit Ltd.	77,961	3,842
*	F5 Networks Inc.	21,875	3,787
*	GoDaddy Inc. Class A	49,911	3,573
*	PTC Inc.	40,489	3,492
*	ON Semiconductor Corp.	138,940	3,492
*	VMware Inc. Class A	23,815	3,274
	SS&C Technologies Holdings Inc.	63,555	3,236
*	Fortinet Inc.	51,467	3,149
*	IPG Photonics Corp.	12,693	3,062
*	Tyler Technologies Inc.	12,348	2,860
	CDK Global Inc.	44,205	2,845
	Cognex Corp.	58,590	2,678
*	Ultimate Software Group Inc.	10,075	2,641
*	Black Knight Inc.	49,569	2,508
	Teradyne Inc.	64,565	2,448
*	Tableau Software Inc. Class A	22,890	2,263
*	Atlassian Corp. plc Class A	32,487	2,072
*	Cavium Inc.	23,832	1,993
*	Qorvo Inc.	23,428	1,880
	Harris Corp.	10,910	1,642
	Sabre Corp.	61,592	1,510
	Universal Display Corp.	14,857	1,471
*	Coherent Inc.	8,727	1,458
*	NCR Corp.	42,161	1,269
	Western Digital Corp.	15,173	1,267
	LogMeIn Inc.	11,616	1,253
*	Manhattan Associates Inc.	23,607	1,027
*	CommScope Holding Co. Inc.	33,344	978
*	Guidewire Software Inc.	10,455	971
	Motorola Solutions Inc.	5,380	577
*	Twitter Inc.	15,444	536

*	Match Group Inc.			12,772	526
	Corning Inc.			17,394	473
*	Synopsys Inc.			4,211	371
	Cypress Semiconductor Corp.			10,541	173
	Switch Inc.			8,728	109
					1,592,760
Utilities (0.9%)
	Verizon Communications Inc.			738,272	35,193
*	T-Mobile US Inc.			66,336	3,695
*	Zayo Group Holdings Inc.			65,863	2,292
	NRG Energy Inc.			20,618	706
					41,886
Total Common Stocks (Cost $3,404,823)					4,793,258
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
4,5 Vanguard Market Liquidity Fund		1.961%		238,883	23,891

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.849%	8/16/18	1,000	996
6	United States Treasury Bill	1.934%	10/11/18	300	298
					1,294
Total Temporary Cash Investments (Cost $25,181)					25,185
Total Investments (100.4%) (Cost $3,430,004)					4,818,443
Other Assets and Liabilities-Net (-0.4%)5					(19,509)
Net Assets (100%)					4,798,934

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,295,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $22,650,000 of collateral received for securities on loan.
6 Securities with a value of $378,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	47	6,358	(8)

Russell 1000 Growth Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,793,226	—	32
Temporary Cash Investments	23,891	1,294	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	4,817,072	1,294	32
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Russell 1000 Growth Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $3,430,004,000. Net unrealized appreciation of investment securities for tax purposes was $1,388,439,000, consisting of unrealized gains of $1,444,912,000 on securities that had risen in value since their purchase and $56,473,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.4%)
*	Grand Canyon Education Inc.	49,839	5,537
*	2U Inc.	54,689	5,184
	Texas Roadhouse Inc. Class A	71,251	4,415
*	Stamps.com Inc.	17,436	4,373
	Churchill Downs Inc.	14,363	4,300
*	Etsy Inc.	128,946	4,170
*	Five Below Inc.	57,589	4,072
	ILG Inc.	113,436	3,884
	American Eagle Outfitters Inc.	172,727	3,835
*	Deckers Outdoor Corp.	33,745	3,819
*	Planet Fitness Inc. Class A	92,230	3,655
*	Cimpress NV	26,222	3,651
*	Ollie's Bargain Outlet Holdings Inc.	50,603	3,578
	Dana Inc.	154,208	3,439
*	Scientific Games Corp.	56,889	3,374
	Boyd Gaming Corp.	88,570	3,343
	Wolverine World Wide Inc.	99,462	3,335
	Steven Madden Ltd.	63,085	3,334
*	Shutterfly Inc.	34,741	3,271
	Cracker Barrel Old Country Store Inc.	20,446	3,204
	Nexstar Media Group Inc. Class A	46,725	3,098
*	Penn National Gaming Inc.	90,443	3,082
*	Adtalem Global Education Inc.	63,872	3,050
	New York Times Co. Class A	133,256	3,032
*	Avis Budget Group Inc.	77,235	3,011
*	Chegg Inc.	103,176	2,886
*	Weight Watchers International Inc.	37,919	2,856
*	TRI Pointe Group Inc.	159,659	2,756
	Marriott Vacations Worldwide Corp.	22,781	2,739
*	SiteOne Landscape Supply Inc.	36,128	2,733
	Columbia Sportswear Co.	30,925	2,694
	Aaron's Inc.	67,452	2,683
*	Helen of Troy Ltd.	29,034	2,607
	World Wrestling Entertainment Inc. Class A	44,973	2,603
*	Taylor Morrison Home Corp. Class A	118,086	2,539
	Jack in the Box Inc.	31,278	2,523
	Red Rock Resorts Inc. Class A	73,223	2,522
	Lithia Motors Inc. Class A	25,055	2,449
	Tenneco Inc.	54,055	2,388
	KB Home	90,364	2,380
	Children's Place Inc.	18,402	2,369
	Cheesecake Factory Inc.	45,535	2,359
	Travelport Worldwide Ltd.	131,865	2,313
*	Cooper-Standard Holdings Inc.	18,268	2,269
*	Eldorado Resorts Inc.	50,096	2,264
	LCI Industries	25,761	2,259
*	Trade Desk Inc. Class A	26,027	2,226
*	Sotheby's	40,495	2,220
	Brinker International Inc.	49,733	2,175

	Meredith Corp.	42,095	2,119
*,^	RH	21,391	2,091
	Sinclair Broadcast Group Inc. Class A	75,849	2,078
	Bloomin' Brands Inc.	96,267	2,043
	PriceSmart Inc.	23,519	1,991
*	Cars.com Inc.	76,421	1,962
*	G-III Apparel Group Ltd.	46,174	1,935
*	Pinnacle Entertainment Inc.	56,530	1,917
*	Cavco Industries Inc.	9,228	1,916
	Monro Inc.	34,006	1,908
	Callaway Golf Co.	99,047	1,876
*	Meritage Homes Corp.	40,982	1,854
	Big Lots Inc.	45,270	1,852
*	Dorman Products Inc.	28,690	1,851
*	Meritor Inc.	89,021	1,847
	Matthews International Corp. Class A	33,401	1,837
*	Dave & Buster's Entertainment Inc.	43,438	1,809
*	Caesars Entertainment Corp.	144,780	1,759
	Abercrombie & Fitch Co.	72,817	1,737
	Tailored Brands Inc.	52,544	1,724
	DSW Inc. Class A	70,291	1,679
*	American Axle & Manufacturing Holdings Inc.	104,791	1,658
	Caleres Inc.	45,177	1,602
	Wingstop Inc.	30,929	1,565
	La-Z-Boy Inc.	49,951	1,558
*	American Woodmark Corp.	14,876	1,534
	MDC Holdings Inc.	47,875	1,512
	Group 1 Automotive Inc.	21,233	1,492
*	Fox Factory Holding Corp.	37,346	1,484
	Oxford Industries Inc.	17,671	1,458
*,^	Shake Shack Inc. Class A	24,347	1,452
*	Central Garden & Pet Co. Class A	37,790	1,436
	Papa John's International Inc.	27,732	1,424
	Cooper Tire & Rubber Co.	54,730	1,407
*	Gentherm Inc.	39,166	1,386
*	Asbury Automotive Group Inc.	19,896	1,384
	Scholastic Corp.	30,302	1,363
*	Crocs Inc.	74,513	1,329
*,^	SeaWorld Entertainment Inc.	73,447	1,304
	Office Depot Inc.	551,220	1,301
	Gannett Co. Inc.	120,216	1,271
	Guess? Inc.	64,736	1,269
*	IMAX Corp.	59,976	1,253
	BJ's Restaurants Inc.	22,174	1,242
	Strayer Education Inc.	11,350	1,241
*	MSG Networks Inc.	64,140	1,238
	Winnebago Industries Inc.	33,654	1,220
	Viad Corp.	22,931	1,213
	Nutrisystem Inc.	32,297	1,205
^	Dillard's Inc. Class A	14,640	1,192
	National Vision Holdings Inc.	32,427	1,180
*	Sleep Number Corp.	42,001	1,175
	Capella Education Co.	12,365	1,174
	Dine Brands Global Inc.	18,420	1,169
*	Liberty TripAdvisor Holdings Inc. Class A	78,899	1,156
	Chico's FAS Inc.	136,272	1,153
*	Belmond Ltd. Class A	96,469	1,153

*,^	Fitbit Inc. Class A	208,212	1,131
*	Career Education Corp.	73,288	1,128
*,^	LGI Homes Inc.	18,468	1,125
	Sturm Ruger & Co. Inc.	18,303	1,121
*	Quotient Technology Inc.	81,330	1,090
	Standard Motor Products Inc.	24,020	1,087
	International Speedway Corp. Class A	25,692	1,071
*	Denny's Corp.	69,529	1,060
*	Vista Outdoor Inc.	61,574	1,043
*,^	Fossil Group Inc.	47,165	1,032
	Inter Parfums Inc.	19,087	1,017
*	Instructure Inc.	23,654	1,017
*	Laureate Education Inc. Class A	59,964	973
*	Malibu Boats Inc. Class A	22,636	971
	Sonic Corp.	39,602	962
*	Gray Television Inc.	86,802	955
*	Shutterstock Inc.	20,036	949
*	Liberty Media Corp-Liberty Braves Class C	37,749	943
	New Media Investment Group Inc.	55,913	934
*	Stoneridge Inc.	29,412	927
	Entercom Communications Corp. Class A	135,271	927
*	Genesco Inc.	21,089	922
*	Hertz Global Holdings Inc.	58,540	883
	AMC Entertainment Holdings Inc. Class A	59,236	877
	Ruth's Hospitality Group Inc.	32,146	853
*	XO Group Inc.	26,055	846
*	William Lyon Homes Class A	34,775	829
	Acushnet Holdings Corp.	34,420	823
	Movado Group Inc.	16,702	820
*,^	JC Penney Co. Inc.	333,625	807
*	M/I Homes Inc.	28,917	803
	Buckle Inc.	31,526	796
	EW Scripps Co. Class A	63,348	791
*	Houghton Mifflin Harcourt Co.	113,277	770
*	Carvana Co. Class A	26,372	761
	HealthStream Inc.	26,902	749
*	Hudson Ltd. Class A	42,287	741
*	American Public Education Inc.	17,301	737
*	Express Inc.	85,358	726
*	American Outdoor Brands Corp.	57,263	721
*	Red Robin Gourmet Burgers Inc.	14,050	707
*	K12 Inc.	43,022	694
*	Fiesta Restaurant Group Inc.	27,485	683
*	Century Communities Inc.	22,636	681
	Marcus Corp.	20,727	654
*	Lumber Liquidators Holdings Inc.	30,779	651
	Camping World Holdings Inc. Class A	34,146	649
*,^	GoPro Inc. Class A	116,348	645
*	Regis Corp.	37,143	642
*,^	Overstock.com Inc.	18,748	627
	Tower International Inc.	21,014	618
	Ethan Allen Interiors Inc.	26,326	617
*	Ascena Retail Group Inc.	183,780	599
	National Presto Industries Inc.	5,176	584
	Finish Line Inc. Class A	42,664	581
*	Golden Entertainment Inc.	18,934	578
*	MCBC Holdings Inc.	19,185	566

	Sonic Automotive Inc. Class A	26,317	561
	Cato Corp. Class A	23,810	544
*	QuinStreet Inc.	39,622	543
*	Party City Holdco Inc.	36,843	542
*	Hibbett Sports Inc.	20,339	538
*	MarineMax Inc.	22,516	528
*	Chuy's Holdings Inc.	17,860	526
*	Monarch Casino & Resort Inc.	11,677	520
*	Beazer Homes USA Inc.	33,239	502
*	Boot Barn Holdings Inc.	20,974	497
	National CineMedia Inc.	65,597	486
*	Nautilus Inc.	31,942	478
*	Carrols Restaurant Group Inc.	37,300	477
*	Zumiez Inc.	19,518	473
*,^	Conn's Inc.	20,100	465
*	Central Garden & Pet Co.	11,266	460
*	Universal Electronics Inc.	15,511	460
	Hooker Furniture Corp.	12,321	460
	Superior Industries International Inc.	25,885	453
*,^	Eros International plc	32,943	445
*	America's Car-Mart Inc.	7,118	444
*	ZAGG Inc.	28,981	440
*	Drive Shack Inc.	67,266	439
^	Rent-A-Center Inc.	45,430	431
*	Motorcar Parts of America Inc.	19,965	428
	Citi Trends Inc.	14,213	427
*	Del Taco Restaurants Inc.	35,229	424
*,^	elf Beauty Inc.	21,980	414
*	At Home Group Inc.	11,682	404
	Haverty Furniture Cos. Inc.	19,693	394
	Shoe Carnival Inc.	12,134	391
	Carriage Services Inc. Class A	15,320	385
	Johnson Outdoors Inc. Class A	5,062	384
	Emerald Expositions Events Inc.	18,635	381
*	Perry Ellis International Inc.	13,596	374
	Barnes & Noble Inc.	62,065	363
*	1-800-Flowers.com Inc. Class A	27,558	347
	Winmark Corp.	2,392	343
*	tronc Inc.	20,981	337
*	Central European Media Enterprises Ltd. Class A	87,785	334
*	Potbelly Corp.	24,339	324
	RCI Hospitality Holdings Inc.	9,874	315
	Tile Shop Holdings Inc.	42,857	309
	Bassett Furniture Industries Inc.	10,967	303
	Flexsteel Industries Inc.	8,038	300
*	Del Frisco's Restaurant Group Inc.	22,575	299
*	Care.com Inc.	14,297	297
*	Rosetta Stone Inc.	17,420	283
*	Franklin Covey Co.	10,043	282
*	Lands' End Inc.	13,991	276
	Entravision Communications Corp. Class A	68,990	276
*	Bojangles' Inc.	18,620	276
*	WideOpenWest Inc.	29,763	263
*	Lindblad Expeditions Holdings Inc.	21,840	262
*	Reading International Inc. Class A	16,751	262
	Nathan's Famous Inc.	3,037	260
*	Daily Journal Corp.	1,141	258

*	Liberty Media Corp-Liberty Braves Class A	10,245	256
*	Barnes & Noble Education Inc.	39,832	253
*	MDC Partners Inc. Class A	59,521	247
*	Biglari Holdings Inc. Class B	1,145	246
*	Vera Bradley Inc.	20,632	240
*	Hovnanian Enterprises Inc. Class A	129,200	230
	Weyco Group Inc.	6,443	223
*	Century Casinos Inc.	26,240	223
*	Francesca's Holdings Corp.	37,639	222
*	El Pollo Loco Holdings Inc.	20,898	222
*,^	Revlon Inc. Class A	12,689	219
	Speedway Motorsports Inc.	12,749	213
*	Kirkland's Inc.	15,870	204
	Superior Group of Cos. Inc.	8,605	203
	Pier 1 Imports Inc.	82,443	196
*	Sportsman's Warehouse Holdings Inc.	37,318	193
*	Bridgepoint Education Inc. Class A	27,219	188
*	Red Lion Hotels Corp.	17,132	187
*	Habit Restaurants Inc. Class A	20,996	185
	Tilly's Inc. Class A	13,421	185
*,^	Zoe's Kitchen Inc.	20,043	182
*	Gaia Inc. Class A	9,551	181
*	Hemisphere Media Group Inc. Class A	14,696	179
*,^	Duluth Holdings Inc.	9,992	173
	Big 5 Sporting Goods Corp.	21,127	173
*	Horizon Global Corp.	25,951	173
	Clear Channel Outdoor Holdings Inc. Class A	38,774	169
*	J Alexander's Holdings Inc.	13,883	167
	Escalade Inc.	11,542	166
	Bluegreen Vacations Corp.	7,844	158
*	Clarus Corp.	20,847	153
*	Cambium Learning Group Inc.	14,957	150
	Libbey Inc.	22,800	148
	CSS Industries Inc.	9,045	146
	Saga Communications Inc. Class A	3,727	144
	Marine Products Corp.	8,485	143
*,^	Container Store Group Inc.	17,285	132
*	New Home Co. Inc.	13,011	131
*	Delta Apparel Inc.	6,657	125
*	Biglari Holdings Inc.	113	121
*	Build-A-Bear Workshop Inc.	14,895	119
*	J. Jill Inc.	14,886	117
*,^	Vitamin Shoppe Inc.	22,629	115
	Collectors Universe Inc.	7,663	114
*	VOXX International Corp. Class A	20,284	114
*	Cardlytics Inc.	5,509	112
	Lifetime Brands Inc.	10,310	112
*	Funko Inc. Class A	11,220	112
*,^	Noodles & Co. Class A	12,608	109
*	FTD Cos. Inc.	18,655	106
*,^	Empire Resorts Inc.	3,927	89
*,^	Eastman Kodak Co.	17,301	88
*,^	Sequential Brands Group Inc.	42,291	87
	Hamilton Beach Brands Holding Co. Class A	2,936	82
	Liberty Tax Inc.	7,457	78
^	Fluent Inc.	24,265	68
*	Inspired Entertainment Inc.	10,022	66

	Townsquare Media Inc. Class A	9,742	61
	Fred's Inc. Class A	38,170	54
	Salem Media Group Inc. Class A	13,142	50
	Beasley Broadcast Group Inc. Class A	4,400	50
*,^	Sears Holdings Corp.	11,349	32
*	Iconix Brand Group Inc.	47,829	31
			320,392
Consumer Staples (2.0%)
*	Performance Food Group Co.	108,215	3,869
	Lancaster Colony Corp.	19,953	2,516
*	United Natural Foods Inc.	54,011	2,462
	J&J Snack Foods Corp.	15,958	2,260
*	Boston Beer Co. Inc. Class A	8,844	2,245
	Sanderson Farms Inc.	21,518	2,106
	Vector Group Ltd.	103,683	2,011
	WD-40 Co.	14,577	2,005
	B&G Foods Inc.	70,033	1,971
	Universal Corp.	26,677	1,765
	Medifast Inc.	11,485	1,682
	Fresh Del Monte Produce Inc.	34,422	1,546
	Calavo Growers Inc.	17,062	1,501
*	Cal-Maine Foods Inc.	30,959	1,488
*	USANA Health Sciences Inc.	12,217	1,429
	MGP Ingredients Inc.	13,933	1,234
*	Diplomat Pharmacy Inc.	52,134	1,227
	National Beverage Corp.	12,600	1,188
*	Hostess Brands Inc. Class A	85,373	1,164
	SpartanNash Co.	39,004	966
	Core-Mark Holding Co. Inc.	49,021	957
	Dean Foods Co.	98,907	947
	Andersons Inc.	29,170	942
	SUPERVALU Inc.	42,309	782
	PetMed Express Inc.	21,363	768
	Coca-Cola Bottling Co. Consolidated	5,101	650
*	Chefs' Warehouse Inc.	22,475	611
*	Freshpet Inc.	26,569	606
	John B Sanfilippo & Son Inc.	8,928	606
	Weis Markets Inc.	10,090	550
	Tootsie Roll Industries Inc.	18,281	532
*	Primo Water Corp.	27,317	464
	Ingles Markets Inc. Class A	15,822	454
	Limoneira Co.	12,626	306
*,^	Cadiz Inc.	22,072	286
*	Craft Brew Alliance Inc.	13,583	267
*	Farmer Brothers Co.	9,115	266
	Village Super Market Inc. Class A	8,338	242
*,^	GNC Holdings Inc. Class A	69,829	223
*	Seneca Foods Corp. Class A	7,643	207
	Natural Health Trends Corp.	7,880	174
	Turning Point Brands Inc.	5,431	147
*,^	Castle Brands Inc.	95,649	122
	Alico Inc.	3,477	109
*	Smart & Final Stores Inc.	23,211	107
*	Nature's Sunshine Products Inc.	11,526	104
*	Natural Grocers by Vitamin Cottage Inc.	10,085	104
*,^	Orchids Paper Products Co.	9,873	39

*	Lifeway Foods Inc.	4,509	23
			48,230
Energy (4.1%)
	Delek US Holdings Inc.	85,303	4,758
*	PDC Energy Inc.	70,783	4,282
	McDermott International Inc.	189,725	4,123
*	Oasis Petroleum Inc.	285,857	3,725
*	SRC Energy Inc.	258,797	3,349
	Peabody Energy Corp.	71,007	3,072
	Ensco plc Class A	457,674	2,975
*	Matador Resources Co.	104,315	2,928
*	Callon Petroleum Co.	238,866	2,828
	Golar LNG Ltd.	103,586	2,691
*	Carrizo Oil & Gas Inc.	83,194	2,101
*	Dril-Quip Inc.	42,589	2,046
*	Oil States International Inc.	55,245	1,956
*	Rowan Cos. plc Class A	125,178	1,953
	SemGroup Corp. Class A	71,744	1,815
*	Denbury Resources Inc.	425,928	1,810
*	Superior Energy Services Inc.	164,665	1,800
	Arch Coal Inc. Class A	20,602	1,693
*	California Resources Corp.	45,283	1,664
	Archrock Inc.	142,162	1,642
*	NOW Inc.	115,346	1,622
*	Noble Corp. plc	270,238	1,503
*	C&J Energy Services Inc.	54,128	1,457
*,^	WildHorse Resource Development Corp.	52,780	1,418
*,^	Diamond Offshore Drilling Inc.	69,704	1,266
*	Unit Corp.	56,182	1,227
*	Forum Energy Technologies Inc.	84,862	1,201
*	Sunrun Inc.	93,583	1,132
*	Helix Energy Solutions Group Inc.	148,428	1,128
*	Penn Virginia Corp.	15,630	1,078
*	Exterran Corp.	37,140	1,024
*	ProPetro Holding Corp.	61,754	1,005
	Warrior Met Coal Inc.	35,708	970
*	SunCoke Energy Inc.	70,590	956
*	Newpark Resources Inc.	87,509	949
*	Fairmount Santrol Holdings Inc.	164,254	925
	Green Plains Inc.	42,733	912
*	Keane Group Inc.	58,091	851
*,^	Resolute Energy Corp.	22,917	817
*	Cactus Inc.	23,888	806
*	Bonanza Creek Energy Inc.	21,513	791
*	Renewable Energy Group Inc.	42,553	760
*,^	Jagged Peak Energy Inc.	62,761	756
*	HighPoint Resources Corp.	105,183	751
*	Ring Energy Inc.	52,926	731
*,^	Tellurian Inc.	64,944	727
*	Halcon Resources Corp.	145,337	703
*	W&T Offshore Inc.	99,246	680
*	Talos Energy Inc.	20,673	664
	CVR Energy Inc.	16,276	614
*	Par Pacific Holdings Inc.	32,967	587
	TerraForm Power Inc. Class A	50,751	564
*,^	SunPower Corp. Class A	62,596	525
*	SandRidge Energy Inc.	35,752	520

*	Matrix Service Co.	26,657	517
*	TETRA Technologies Inc.	118,909	502
*	REX American Resources Corp.	5,977	454
	FTS International Inc.	23,217	440
*	Pioneer Energy Services Corp.	79,822	439
*	Clean Energy Fuels Corp.	137,945	436
*	Abraxas Petroleum Corp.	156,689	423
*	Select Energy Services Inc. Class A	28,087	401
*	SEACOR Marine Holdings Inc.	17,054	400
^	Frank's International NV	51,710	382
*	Ultra Petroleum Corp.	202,619	361
	Panhandle Oil and Gas Inc. Class A	16,517	344
*	Liberty Oilfield Services Inc. Class A	15,095	321
*	Mammoth Energy Services Inc.	8,330	315
*	Green Brick Partners Inc.	25,792	304
*	TPI Composites Inc.	11,401	300
*	Natural Gas Services Group Inc.	12,960	299
*	Sanchez Energy Corp.	75,394	297
*	Solaris Oilfield Infrastructure Inc. Class A	18,974	293
*	Trecora Resources	20,755	290
*	Nine Energy Service Inc.	8,303	289
*	Cloud Peak Energy Inc.	75,956	275
*	Era Group Inc.	20,283	262
*	Lilis Energy Inc.	44,083	262
*	Ameresco Inc. Class A	20,305	243
	Evolution Petroleum Corp.	25,382	241
*	Basic Energy Services Inc.	17,869	236
*	Energy XXI Gulf Coast Inc.	30,946	233
*	CARBO Ceramics Inc.	23,046	222
*	SilverBow Resources Inc.	7,127	205
*	Flotek Industries Inc.	57,873	181
*	Key Energy Services Inc.	10,460	177
*	NCS Multistage Holdings Inc.	11,256	171
*	RigNet Inc.	14,193	168
*	Earthstone Energy Inc. Class A	18,948	167
*	Pacific Ethanol Inc.	45,457	152
*	Independence Contract Drilling Inc.	35,670	152
	Gulf Island Fabrication Inc.	14,177	149
*	Midstates Petroleum Co. Inc.	11,178	147
*	Geospace Technologies Corp.	13,229	147
*	Eclipse Resources Corp.	90,057	146
*,^	Smart Sand Inc.	22,376	137
*,^	Approach Resources Inc.	44,050	133
	Hallador Energy Co.	17,457	131
*	EP Energy Corp. Class A	41,839	121
*,^	Gastar Exploration Inc.	177,614	117
*,^	Vivint Solar Inc.	28,995	116
	Adams Resources & Energy Inc.	2,569	113
*	Contango Oil & Gas Co.	23,363	105
*	Isramco Inc.	698	78
*	Ranger Energy Services Inc.	6,623	65
*	Parker Drilling Co.	139,562	61
*	Ramaco Resources Inc.	6,733	54
	Quintana Energy Services Inc.	6,127	52
*,^	Jones Energy Inc. Class A	56,037	30
*,^	Rosehill Resources Inc.	3,470	26
*	Willbros Group Inc.	41,354	25

Noble Energy Inc.	8	—
		97,938
Financial Services (24.8%)
* Fair Isaac Corp.	32,167	5,920
Umpqua Holdings Corp.	240,777	5,668
Sterling Bancorp	226,281	5,555
Wintrust Financial Corp.	58,466	5,385
* Texas Capital Bancshares Inc.	52,828	5,090
Gramercy Property Trust	170,352	4,697
Primerica Inc.	47,148	4,637
Hancock Whitney Corp.	89,290	4,487
FirstCash Inc.	49,425	4,485
Evercore Inc. Class A	40,974	4,278
IBERIABANK Corp.	53,368	4,264
RLJ Lodging Trust	180,978	4,235
MB Financial Inc.	85,677	4,232
Chemical Financial Corp.	75,021	4,210
Cousins Properties Inc.	443,394	4,177
Sunstone Hotel Investors Inc.	240,093	4,175
Stifel Financial Corp.	70,882	4,168
LaSalle Hotel Properties	121,367	4,163
First Industrial Realty Trust Inc.	125,677	4,139
* MGIC Investment Corp.	394,688	4,101
Ryman Hospitality Properties Inc.	46,997	3,942
Sabra Health Care REIT Inc.	188,646	3,911
United Bankshares Inc.	105,912	3,860
Home BancShares Inc.	167,458	3,855
Cathay General Bancorp	87,601	3,696
UMB Financial Corp.	47,715	3,676
Radian Group Inc.	231,062	3,674
Investors Bancorp Inc.	268,481	3,582
CNO Financial Group Inc.	177,436	3,552
Healthcare Realty Trust Inc.	130,273	3,549
First Financial Bankshares Inc.	67,325	3,541
* Green Dot Corp. Class A	49,496	3,528
Selective Insurance Group Inc.	61,145	3,476
First Citizens BancShares Inc. Class A	7,855	3,451
Valley National Bancorp	270,521	3,438
South State Corp.	37,978	3,400
EastGroup Properties Inc.	36,068	3,363
American Equity Investment Life Holding Co.	92,371	3,274
Kemper Corp.	42,261	3,273
PotlatchDeltic Corp.	64,247	3,244
GEO Group Inc.	130,515	3,237
Columbia Banking System Inc.	76,092	3,235
Glacier Bancorp Inc.	82,540	3,218
First Financial Bancorp	102,061	3,210
National Health Investors Inc.	42,691	3,151
Fulton Financial Corp.	180,158	3,144
Community Bank System Inc.	51,631	3,092
BancorpSouth Bank	89,617	3,002
Pebblebrook Hotel Trust	73,095	2,984
* Essent Group Ltd.	86,750	2,976
Education Realty Trust Inc.	80,861	2,955
Physicians Realty Trust	192,022	2,923
Washington Federal Inc.	90,006	2,921
Xenia Hotels & Resorts Inc.	114,264	2,876

	First Midwest Bancorp Inc.	108,437	2,849
	Simmons First National Corp. Class A	87,809	2,810
	Financial Engines Inc.	62,471	2,789
	Great Western Bancorp Inc.	63,210	2,755
	Bank of NT Butterfield & Son Ltd.	56,924	2,718
	DiamondRock Hospitality Co.	212,486	2,705
	STAG Industrial Inc.	100,626	2,681
	RLI Corp.	40,691	2,673
	Kennedy-Wilson Holdings Inc.	128,530	2,622
*	Blackhawk Network Holdings Inc.	58,095	2,614
*	BofI Holding Inc.	63,139	2,602
	Rexford Industrial Realty Inc.	82,353	2,575
	PS Business Parks Inc.	20,991	2,573
	Hope Bancorp Inc.	142,680	2,567
	CVB Financial Corp.	110,222	2,556
	Old National Bancorp	141,513	2,540
	United Community Banks Inc.	77,616	2,519
	International Bancshares Corp.	58,270	2,517
	Union Bankshares Corp.	59,057	2,427
*	Enstar Group Ltd.	11,934	2,426
	Urban Edge Properties	110,467	2,416
	Washington REIT	83,698	2,400
*	FCB Financial Holdings Inc. Class A	38,964	2,375
	Renasant Corp.	48,264	2,313
	Ameris Bancorp	41,347	2,303
	Trustmark Corp.	71,472	2,299
	Acadia Realty Trust	88,464	2,278
	Independent Bank Corp.	29,013	2,273
	Terreno Realty Corp.	57,753	2,201
	Towne Bank	68,056	2,154
*	Quality Care Properties Inc.	101,158	2,119
	LegacyTexas Financial Group Inc.	50,450	2,118
	Apollo Commercial Real Estate Finance Inc.	113,694	2,114
	Argo Group International Holdings Ltd.	34,739	2,110
	ServisFirst Bancshares Inc.	49,587	2,083
	Retail Opportunity Investments Corp.	114,894	2,082
	WesBanco Inc.	44,665	2,081
	Banner Corp.	34,398	2,062
*	Eagle Bancorp Inc.	33,769	2,045
	Chesapeake Lodging Trust	63,024	2,031
	Moelis & Co. Class A	34,098	2,020
	Lexington Realty Trust	231,896	2,001
	QTS Realty Trust Inc. Class A	52,838	1,994
	CenterState Bank Corp.	64,155	1,973
	First Merchants Corp.	43,332	1,971
	Invesco Mortgage Capital Inc.	119,202	1,935
	Mack-Cali Realty Corp.	97,455	1,927
	Horace Mann Educators Corp.	43,446	1,920
	Northwest Bancshares Inc.	107,085	1,846
*	Genworth Financial Inc. Class A	536,632	1,846
	Provident Financial Services Inc.	66,054	1,846
*	PRA Group Inc.	47,746	1,843
	Hilltop Holdings Inc.	78,180	1,833
	Capitol Federal Financial Inc.	135,901	1,786
*,^	LendingTree Inc.	6,810	1,763
	NBT Bancorp Inc.	46,272	1,763
	LTC Properties Inc.	42,122	1,733

* Pacific Premier Bancorp Inc.	41,617	1,719
WSFS Financial Corp.	32,641	1,709
Summit Hotel Properties Inc.	110,873	1,695
S&T Bancorp Inc.	37,070	1,674
Park National Corp.	14,532	1,669
Berkshire Hills Bancorp Inc.	42,370	1,665
Waddell & Reed Financial Inc. Class A	85,388	1,657
Walker & Dunlop Inc.	29,441	1,652
Infinity Property & Casualty Corp.	11,355	1,643
First Commonwealth Financial Corp.	103,606	1,626
Independent Bank Group Inc.	21,364	1,608
* HRG Group Inc.	126,344	1,602
Agree Realty Corp.	30,230	1,600
* First BanCorp	205,248	1,591
American Assets Trust Inc.	43,546	1,583
Westamerica Bancorporation	27,506	1,574
Artisan Partners Asset Management Inc. Class A	48,386	1,563
Kearny Financial Corp.	107,686	1,556
Alexander & Baldwin Inc.	72,954	1,555
Boston Private Financial Holdings Inc.	90,979	1,547
Government Properties Income Trust	104,447	1,518
National Storage Affiliates Trust	53,867	1,515
Four Corners Property Trust Inc.	65,945	1,509
Cadence BanCorp Class A	50,370	1,471
Select Income REIT	67,945	1,468
Brookline Bancorp Inc.	80,524	1,466
Washington Prime Group Inc.	199,699	1,452
Heartland Financial USA Inc.	26,406	1,448
Global Net Lease Inc.	73,288	1,447
National General Holdings Corp.	52,357	1,434
Sandy Spring Bancorp Inc.	34,404	1,429
* Seacoast Banking Corp. of Florida	45,807	1,428
EVERTEC Inc.	65,029	1,418
First Busey Corp.	44,041	1,414
Houlihan Lokey Inc. Class A	28,699	1,403
Enterprise Financial Services Corp.	25,458	1,390
Redfin Corp.	62,135	1,373
State Bank Financial Corp.	40,669	1,364
Safety Insurance Group Inc.	15,771	1,356
WisdomTree Investments Inc.	123,484	1,353
CareTrust REIT Inc.	81,854	1,350
Tompkins Financial Corp.	15,960	1,345
Employers Holdings Inc.	33,843	1,340
Redwood Trust Inc.	81,852	1,339
* Third Point Reinsurance Ltd.	98,920	1,321
* Cannae Holdings Inc.	65,974	1,319
HFF Inc. Class A	38,889	1,311
CYS Investments Inc.	179,128	1,311
Ladder Capital Corp. Class A	84,185	1,307
Navigators Group Inc.	22,006	1,294
Lakeland Financial Corp.	26,145	1,276
Nelnet Inc. Class A	20,687	1,271
OceanFirst Financial Corp.	43,050	1,262
First Bancorp	30,307	1,261
* Cardtronics plc Class A	48,954	1,256
BrightSphere Investment Group plc	80,317	1,246
AMERISAFE Inc.	20,697	1,235

Monmouth Real Estate Investment Corp.	79,882	1,234
City Holding Co.	16,560	1,230
United Fire Group Inc.	22,830	1,225
PennyMac Mortgage Investment Trust	65,368	1,224
AmTrust Financial Services Inc.	91,547	1,223
First Interstate BancSystem Inc. Class A	27,841	1,215
* Enova International Inc.	36,139	1,214
* CorePoint Lodging Inc.	43,349	1,209
Beneficial Bancorp Inc.	73,838	1,207
Universal Insurance Holdings Inc.	33,551	1,196
* LendingClub Corp.	349,534	1,150
Virtu Financial Inc. Class A	37,028	1,150
Kite Realty Group Trust	73,201	1,149
Seritage Growth Properties Class A	27,563	1,148
Piper Jaffray Cos.	15,347	1,148
Americold Realty Trust	55,649	1,146
Tier REIT Inc.	51,777	1,137
Meta Financial Group Inc.	10,013	1,133
Southside Bancshares Inc.	32,611	1,114
BancFirst Corp.	18,314	1,094
Chatham Lodging Trust	52,423	1,090
PJT Partners Inc.	19,654	1,086
Meridian Bancorp Inc.	54,791	1,071
National Bank Holdings Corp. Class A	27,265	1,062
Ramco-Gershenson Properties Trust	85,679	1,054
ARMOUR Residential REIT Inc.	45,059	1,044
James River Group Holdings Ltd.	27,178	1,031
* NMI Holdings Inc. Class A	61,624	1,026
Heritage Financial Corp.	31,862	1,024
Hanmi Financial Corp.	34,136	1,022
Washington Trust Bancorp Inc.	16,607	1,013
* Encore Capital Group Inc.	25,655	1,012
Central Pacific Financial Corp.	34,351	1,011
Hannon Armstrong Sustainable Infrastructure Capital Inc.	55,138	1,011
Lakeland Bancorp Inc.	50,101	1,007
RE/MAX Holdings Inc. Class A	19,279	1,004
MTGE Investment Corp.	50,289	1,003
InfraREIT Inc.	45,900	980
Stock Yards Bancorp Inc.	24,442	970
Bryn Mawr Bank Corp.	20,652	970
United Financial Bancorp Inc.	55,543	968
Stewart Information Services Corp.	22,674	957
CoBiz Financial Inc.	42,670	952
* Customers Bancorp Inc.	31,281	948
Capstead Mortgage Corp.	103,561	948
1st Source Corp.	17,669	940
* Ambac Financial Group Inc.	49,909	925
Easterly Government Properties Inc.	45,658	925
Guaranty Bancorp	27,052	912
Virtus Investment Partners Inc.	7,249	910
CBL & Associates Properties Inc.	179,647	909
Univest Corp. of Pennsylvania	31,197	908
Hersha Hospitality Trust Class A	42,625	907
Carolina Financial Corp.	20,625	903
Federal Agricultural Mortgage Corp.	9,617	899
Preferred Bank	13,998	892
TrustCo Bank Corp. NY	102,436	891

	Franklin Street Properties Corp.	114,510	886
	Getty Realty Corp.	33,880	885
	Universal Health Realty Income Trust	14,128	878
	Community Trust Bancorp Inc.	17,177	877
	Banc of California Inc.	45,183	877
	Banco Latinoamericano de Comercio Exterior SA	32,793	873
	Cohen & Steers Inc.	22,419	873
	Alexander's Inc.	2,252	873
	Independence Realty Trust Inc.	89,087	864
	Granite Point Mortgage Trust Inc.	47,085	861
	ConnectOne Bancorp Inc.	32,637	857
*	St. Joe Co.	48,067	856
	German American Bancorp Inc.	23,612	852
	FBL Financial Group Inc. Class A	10,820	850
	NorthStar Realty Europe Corp.	59,929	840
	Kinsale Capital Group Inc.	15,770	835
	Flushing Financial Corp.	31,139	831
	TriCo Bancshares	21,236	826
	Cass Information Systems Inc.	13,166	819
	Northfield Bancorp Inc.	49,285	805
	Pennsylvania REIT	72,819	802
*	HomeStreet Inc.	29,713	796
	Horizon Bancorp Inc.	25,365	796
	Investment Technology Group Inc.	36,229	795
	Bridge Bancorp Inc.	21,478	794
*	INTL. FCStone Inc.	15,859	793
^	New York Mortgage Trust Inc.	128,496	792
*	Triumph Bancorp Inc.	19,273	791
	Camden National Corp.	17,284	790
*,^	MBIA Inc.	94,917	776
	National Western Life Group Inc. Class A	2,478	771
*	Flagstar Bancorp Inc.	22,107	769
*,^	Trupanion Inc.	24,188	768
	Live Oak Bancshares Inc.	25,873	765
*	iStar Inc.	69,798	756
	Armada Hoffler Properties Inc.	49,478	712
	Great Southern Bancorp Inc.	12,365	711
	First Defiance Financial Corp.	11,232	702
	Investors Real Estate Trust	125,802	701
*	World Acceptance Corp.	6,492	700
	Urstadt Biddle Properties Inc. Class A	31,649	692
	First of Long Island Corp.	27,043	690
	Hamilton Lane Inc. Class A	14,726	689
	OFG Bancorp	48,721	687
	Heritage Commerce Corp.	39,866	680
	Greenhill & Co. Inc.	25,803	680
	Mercantile Bank Corp.	18,584	671
	Dime Community Bancshares Inc.	32,905	670
*	EZCORP Inc. Class A	53,262	660
	Oritani Financial Corp.	41,106	654
	Maiden Holdings Ltd.	74,516	652
	New Senior Investment Group Inc.	86,936	650
	QCR Holdings Inc.	13,489	648
	Diamond Hill Investment Group Inc.	3,296	646
	Saul Centers Inc.	13,008	645
	Peoples Bancorp Inc.	17,132	643
*	TriState Capital Holdings Inc.	24,969	642

* Marcus & Millichap Inc.	16,985	636
Peapack Gladstone Financial Corp.	18,404	635
Ashford Hospitality Trust Inc.	85,978	634
Opus Bank	20,931	620
* Bancorp Inc.	54,641	619
* National Commerce Corp.	13,363	615
* First Foundation Inc.	31,037	602
Preferred Apartment Communities Inc. Class A	40,745	598
AG Mortgage Investment Trust Inc.	31,583	596
First Community Bancshares Inc.	17,174	592
Bank of Marin Bancorp	7,577	587
Green Bancorp Inc.	25,771	579
CatchMark Timber Trust Inc. Class A	45,067	572
Fidelity Southern Corp.	23,089	564
RMR Group Inc. Class A	7,432	562
* Nicolet Bankshares Inc.	9,879	561
Midland States Bancorp Inc.	17,299	561
* Allegiance Bancshares Inc.	12,872	561
FB Financial Corp.	13,653	559
Gladstone Commercial Corp.	29,380	552
First Financial Corp.	12,648	551
* Donnelley Financial Solutions Inc.	35,585	547
* Nationstar Mortgage Holdings Inc.	30,257	542
NexPoint Residential Trust Inc.	19,483	540
Front Yard Residential Corp.	51,324	540
Independent Bank Corp.	21,116	539
Community Healthcare Trust Inc.	19,364	536
United Community Financial Corp.	50,946	533
People's Utah Bancorp	14,535	530
State Auto Financial Corp.	16,889	524
UMH Properties Inc.	35,570	523
Arrow Financial Corp.	13,897	520
* Veritex Holdings Inc.	16,840	518
Anworth Mortgage Asset Corp.	101,985	517
* Everi Holdings Inc.	67,688	507
Blue Hills Bancorp Inc.	24,524	500
Westwood Holdings Group Inc.	8,570	497
* Ocwen Financial Corp.	112,874	493
Financial Institutions Inc.	15,460	492
* Tejon Ranch Co.	19,654	483
TPG RE Finance Trust Inc.	23,568	481
Whitestone REIT	38,860	476
* HomeTrust Bancshares Inc.	17,437	469
Bar Harbor Bankshares	15,516	468
* Atlantic Capital Bancshares Inc.	22,155	465
CNB Financial Corp.	15,298	465
B. Riley Financial Inc.	21,808	462
Old Second Bancorp Inc.	30,795	460
Industrial Logistics Properties Trust	21,533	458
Waterstone Financial Inc.	26,396	458
* Greenlight Capital Re Ltd. Class A	32,019	458
United Insurance Holdings Corp.	21,992	455
City Office REIT Inc.	36,593	454
* Franklin Financial Network Inc.	12,413	454
Western Asset Mortgage Capital Corp.	42,731	452
CorEnergy Infrastructure Trust Inc.	12,467	451
Access National Corp.	15,497	444

*	Equity Bancshares Inc. Class A	11,144	444
	Republic Bancorp Inc. Class A	9,951	437
*	Republic First Bancorp Inc.	50,715	436
	Farmers National Banc Corp.	26,514	419
	Old Line Bancshares Inc.	12,053	414
*,^	Cowen Inc. Class A	27,676	414
	West Bancorporation Inc.	16,406	409
	Farmers Capital Bank Corp.	7,707	409
*	Health Insurance Innovations Inc. Class A	12,816	409
	Cedar Realty Trust Inc.	91,890	403
	First Mid-Illinois Bancshares Inc.	10,683	400
	Enterprise Bancorp Inc.	9,959	399
	Sierra Bancorp	14,048	397
*	FRP Holdings Inc.	6,980	396
	Southern National Bancorp of Virginia Inc.	22,433	392
	Ladenburg Thalmann Financial Services Inc.	109,557	391
	Heritage Insurance Holdings Inc.	23,140	391
	Farmers & Merchants Bancorp Inc.	9,439	390
	One Liberty Properties Inc.	15,273	390
*	Byline Bancorp Inc.	18,010	389
^	Orchid Island Capital Inc.	52,782	389
*	Regional Management Corp.	10,851	387
	PCSB Financial Corp.	18,652	381
	Ares Commercial Real Estate Corp.	27,520	380
	MidWestOne Financial Group Inc.	11,358	379
	First Bancshares Inc.	10,863	373
	First Connecticut Bancorp Inc.	14,418	370
*,^	Citizens Inc. Class A	49,809	369
	National Bankshares Inc.	7,351	354
	Dynex Capital Inc.	54,511	353
*	eHealth Inc.	16,510	352
*	On Deck Capital Inc.	52,338	348
*	Altisource Portfolio Solutions SA	11,820	347
	HCI Group Inc.	8,249	342
*	PennyMac Financial Services Inc. Class A	16,688	335
	Global Indemnity Ltd.	8,829	334
	American National Bankshares Inc.	8,357	332
	Peoples Financial Services Corp.	7,050	331
	KKR Real Estate Finance Trust Inc.	15,978	325
	Charter Financial Corp.	13,194	324
*	Southern First Bancshares Inc.	6,837	323
	Newmark Group Inc. Class A	23,946	322
*	Exantas Capital Corp.	31,814	321
	Arlington Asset Investment Corp. Class A	27,926	319
	Macatawa Bank Corp.	26,377	319
	Western New England Bancorp Inc.	28,970	314
	MedEquities Realty Trust Inc.	29,887	313
*	Braemar Hotels & Resorts Inc.	28,110	309
	First Bancorp Inc.	10,565	306
	Citizens & Northern Corp.	11,885	304
	Home Bancorp Inc.	6,762	298
	GAIN Capital Holdings Inc.	35,757	294
	Hingham Institution for Savings	1,366	293
^	Farmland Partners Inc.	34,188	291
	First Internet Bancorp	8,239	291
	Federated National Holding Co.	12,759	290
*	BSB Bancorp Inc.	8,567	290

Summit Financial Group Inc.	11,164	288
* Safeguard Scientifics Inc.	21,748	286
* WMIH Corp.	211,221	285
Investors Title Co.	1,537	284
Oppenheimer Holdings Inc. Class A	10,078	284
Jernigan Capital Inc.	14,336	283
Sutherland Asset Management Corp.	17,922	280
Codorus Valley Bancorp Inc.	9,184	276
Northrim BanCorp Inc.	6,913	274
Guaranty Bancshares Inc.	8,144	265
* Forestar Group Inc.	11,224	263
Ames National Corp.	8,675	262
Capital City Bank Group Inc.	11,636	262
BankFinancial Corp.	14,673	261
* HarborOne Bancorp Inc.	13,949	257
PICO Holdings Inc.	23,158	256
RBB Bancorp	8,384	255
Southern Missouri Bancorp Inc.	6,913	253
Consolidated-Tomoka Land Co.	4,197	252
Century Bancorp Inc. Class A	3,078	246
Civista Bancshares Inc.	10,080	244
Sterling Bancorp Inc.	17,927	244
MutualFirst Financial Inc.	6,283	241
Territorial Bancorp Inc.	7,794	238
Shore Bancshares Inc.	12,546	237
Luther Burbank Corp.	18,866	231
Independence Holding Co.	6,205	230
EMC Insurance Group Inc.	8,913	230
* AV Homes Inc.	12,427	228
Investar Holding Corp.	8,325	228
* Community Bankers Trust Corp.	23,323	227
ACNB Corp.	7,100	224
Baldwin & Lyons Inc.	9,513	222
Evans Bancorp Inc.	4,730	220
Penns Woods Bancorp Inc.	4,745	219
First Business Financial Services Inc.	8,428	218
Central Valley Community Bancorp	10,163	218
Premier Financial Bancorp Inc.	9,721	218
Cherry Hill Mortgage Investment Corp.	12,003	216
MidSouth Bancorp Inc.	15,345	213
Great Ajax Corp.	16,100	213
Safety Income & Growth Inc.	11,077	212
Bluerock Residential Growth REIT Inc. Class A	23,785	211
Timberland Bancorp Inc.	6,403	209
FNB Bancorp	5,442	206
Ohio Valley Banc Corp.	4,201	206
C&F Financial Corp.	3,386	204
Union Bankshares Inc.	4,000	203
BCB Bancorp Inc.	12,774	199
* MoneyGram International Inc.	29,985	199
Orrstown Financial Services Inc.	7,640	198
* Entegra Financial Corp.	6,887	196
Merchants Bancorp	7,629	195
Norwood Financial Corp.	6,224	194
Bankwell Financial Group Inc.	6,234	193
Reliant Bancorp Inc.	7,499	192
* Metropolitan Bank Holding Corp.	3,746	191

* Stratus Properties Inc.	6,109	191
MBT Financial Corp.	17,948	190
Riverview Bancorp Inc.	21,475	188
Bank of Commerce Holdings	15,616	186
* Curo Group Holdings Corp.	8,009	184
Chemung Financial Corp.	3,490	183
* Capstar Financial Holdings Inc.	8,983	182
Unity Bancorp Inc.	7,804	181
LCNB Corp.	9,182	179
Owens Realty Mortgage Inc.	10,661	179
Tiptree Inc.	27,076	179
* SmartFinancial Inc.	7,328	174
* NI Holdings Inc.	10,401	170
* Malvern Bancorp Inc.	6,430	170
Kingstone Cos. Inc.	9,726	170
Global Medical REIT Inc.	18,981	170
SI Financial Group Inc.	11,204	169
* Howard Bancorp Inc.	9,660	167
Northeast Bancorp	7,519	164
* Pacific Mercantile Bancorp	16,632	163
* First Northwest Bancorp	9,862	161
Peoples Bancorp of North Carolina Inc.	5,047	160
Associated Capital Group Inc. Class A	4,118	160
Community Financial Corp.	4,276	157
Pzena Investment Management Inc. Class A	17,336	156
ESSA Bancorp Inc.	9,397	149
First Financial Northwest Inc.	8,335	145
United Security Bancshares	13,413	143
* Hallmark Financial Services Inc.	14,463	143
Parke Bancorp Inc.	6,492	142
Prudential Bancorp Inc.	8,139	142
* Elevate Credit Inc.	18,216	140
Clipper Realty Inc.	15,596	139
GAMCO Investors Inc. Class A	5,358	138
Middlefield Banc Corp.	2,598	138
County Bancorp Inc.	4,973	137
* Trinity Place Holdings Inc.	18,912	132
Donegal Group Inc. Class A	9,198	129
Two River Bancorp	7,149	127
Silvercrest Asset Management Group Inc. Class A	7,799	124
First Guaranty Bancshares Inc.	4,464	121
Ellington Residential Mortgage REIT	10,114	117
* Atlas Financial Holdings Inc.	10,765	116
DNB Financial Corp.	3,021	109
* Provident Bancorp Inc.	4,597	108
Crawford & Co. Class B	13,101	104
Provident Financial Holdings Inc.	5,258	96
Old Point Financial Corp.	3,519	94
Greene County Bancorp Inc.	2,986	90
CBTX Inc.	3,036	90
* Impac Mortgage Holdings Inc.	10,368	88
* Maui Land & Pineapple Co. Inc.	6,806	82
* Rafael Holdings Inc. Class B	8,980	82
Blue Capital Reinsurance Holdings Ltd.	6,397	71
* Transcontinental Realty Investors Inc.	1,487	52
Oconee Federal Financial Corp.	1,056	31
Griffin Industrial Realty Inc.	660	27

	Value Line Inc.	1,183	24
	Medley Management Inc. Class A	5,161	21
*,^	CPI Card Group Inc.	3,906	10
			593,037
Health Care (16.6%)
*	Nektar Therapeutics Class A	160,798	12,907
*	Bluebird Bio Inc.	52,229	9,352
*	Exact Sciences Corp.	125,474	7,471
*	Sage Therapeutics Inc.	44,946	6,863
	Encompass Health Corp.	104,442	6,763
*	Sarepta Therapeutics Inc.	65,186	6,118
*	Insulet Corp.	61,949	5,810
*	Catalent Inc.	144,307	5,665
	Chemed Corp.	17,110	5,578
*	Haemonetics Corp.	57,297	5,177
*	Penumbra Inc.	31,258	5,029
*	LivaNova plc	51,594	4,852
*	ICU Medical Inc.	16,231	4,724
*	Masimo Corp.	47,554	4,710
*	Medidata Solutions Inc.	60,102	4,637
*	Integra LifeSciences Holdings Corp.	69,662	4,496
*	PRA Health Sciences Inc.	52,723	4,476
*	Loxo Oncology Inc.	24,348	4,318
	Cantel Medical Corp.	38,584	4,209
*	Ligand Pharmaceuticals Inc.	21,842	4,199
*	Molina Healthcare Inc.	48,987	4,160
*	Globus Medical Inc.	74,810	4,156
*	Neogen Corp.	53,206	4,028
*	FibroGen Inc.	74,320	4,006
*	HealthEquity Inc.	53,729	3,993
*	Blueprint Medicines Corp.	45,276	3,807
*	Ultragenyx Pharmaceutical Inc.	47,792	3,498
*	Array BioPharma Inc.	211,921	3,465
*	Amicus Therapeutics Inc.	198,787	3,359
*	Inogen Inc.	18,349	3,352
*,^	Teladoc Inc.	61,821	3,147
*	Tenet Healthcare Corp.	86,729	3,073
*	Supernus Pharmaceuticals Inc.	51,499	2,902
*	Wright Medical Group NV	113,734	2,839
*	Horizon Pharma plc	174,137	2,838
*	AMN Healthcare Services Inc.	50,143	2,833
*	NuVasive Inc.	53,964	2,766
*	Halyard Health Inc.	49,624	2,724
*	Ironwood Pharmaceuticals Inc. Class A	146,613	2,724
*	Merit Medical Systems Inc.	51,723	2,653
*	Myriad Genetics Inc.	69,718	2,545
*	Medicines Co.	74,423	2,520
*	Syneos Health Inc.	58,156	2,501
*	Allscripts Healthcare Solutions Inc.	193,062	2,442
*	Portola Pharmaceuticals Inc.	60,826	2,442
*,^	Immunomedics Inc.	108,978	2,404
*	Spark Therapeutics Inc.	29,584	2,361
*	Nevro Corp.	29,867	2,350
*	Halozyme Therapeutics Inc.	127,363	2,343
*	Magellan Health Inc.	25,613	2,342
	Arena Pharmaceuticals Inc.	50,998	2,332
*	Amedisys Inc.	30,406	2,321

*	Insmed Inc.	81,878	2,281
*	LHC Group Inc.	29,286	2,254
*	Integer Holdings Corp.	33,401	2,204
*	Clovis Oncology Inc.	46,862	2,201
*	Select Medical Holdings Corp.	114,516	2,073
*	Global Blood Therapeutics Inc.	41,532	2,000
	CONMED Corp.	29,046	1,994
*	Novocure Ltd.	62,859	1,977
	Abaxis Inc.	23,424	1,940
*	HMS Holdings Corp.	89,525	1,936
	Ensign Group Inc.	52,365	1,917
*	Momenta Pharmaceuticals Inc.	80,885	1,909
*	NxStage Medical Inc.	68,925	1,905
*	Prestige Brands Holdings Inc.	56,926	1,903
*	Heron Therapeutics Inc.	58,119	1,895
*	Quidel Corp.	30,207	1,894
*	Aerie Pharmaceuticals Inc.	36,373	1,866
*	Omnicell Inc.	40,005	1,862
*	Emergent BioSolutions Inc.	35,824	1,847
*	Corcept Therapeutics Inc.	97,175	1,798
*	Spectrum Pharmaceuticals Inc.	92,733	1,789
*	Repligen Corp.	40,699	1,778
*	Atara Biotherapeutics Inc.	35,145	1,750
*	Enanta Pharmaceuticals Inc.	16,551	1,652
*	Puma Biotechnology Inc.	31,082	1,646
*	Xencor Inc.	40,950	1,638
*	REGENXBIO Inc.	30,173	1,635
*	Cambrex Corp.	34,601	1,567
*	Zogenix Inc.	36,575	1,556
*	Amneal Pharmaceuticals Inc.	78,360	1,547
*	Foundation Medicine Inc.	15,470	1,534
*	Editas Medicine Inc.	39,685	1,521
*	AxoGen Inc.	30,317	1,489
*	Varex Imaging Corp.	40,198	1,486
*	AnaptysBio Inc.	19,043	1,482
*	Sangamo Therapeutics Inc.	89,380	1,470
*	Pacira Pharmaceuticals Inc.	42,533	1,457
*	PTC Therapeutics Inc.	42,911	1,455
*	BioTelemetry Inc.	34,190	1,445
*	Acceleron Pharma Inc.	40,279	1,432
*	Tivity Health Inc.	39,398	1,381
*	STAAR Surgical Co.	45,127	1,343
*	Madrigal Pharmaceuticals Inc.	5,015	1,332
*	Cotiviti Holdings Inc.	38,760	1,322
*	Aimmune Therapeutics Inc.	38,092	1,260
	Luminex Corp.	44,326	1,255
	US Physical Therapy Inc.	13,155	1,228
*	ImmunoGen Inc.	107,027	1,227
*	Acorda Therapeutics Inc.	46,635	1,224
*	Intersect ENT Inc.	28,521	1,216
*	Biohaven Pharmaceutical Holding Co. Ltd.	34,613	1,211
*	Natus Medical Inc.	32,674	1,206
*	Retrophin Inc.	42,784	1,198
*	Alder Biopharmaceuticals Inc.	68,638	1,198
*	Innoviva Inc.	80,348	1,188
*	iRhythm Technologies Inc.	15,574	1,184
*,^	Radius Health Inc.	40,973	1,168

*,^	Glaukos Corp.	30,832	1,165
*	Iovance Biotherapeutics Inc.	78,817	1,151
	Analogic Corp.	13,394	1,120
*,^	Theravance Biopharma Inc.	45,568	1,109
*	Cardiovascular Systems Inc.	35,719	1,075
*	Intra-Cellular Therapies Inc.	45,956	1,070
	Owens & Minor Inc.	65,474	1,067
*,^	TherapeuticsMD Inc.	179,393	1,060
*	OraSure Technologies Inc.	60,825	1,035
*	K2M Group Holdings Inc.	43,610	1,033
*,^	Dynavax Technologies Corp.	64,950	1,026
*	Omeros Corp.	50,215	1,025
*	Orthofix International NV	18,712	1,023
*	Quality Systems Inc.	57,776	1,017
*	MyoKardia Inc.	21,082	1,003
*	CryoLife Inc.	35,525	979
	Phibro Animal Health Corp. Class A	21,505	972
*,^	Flexion Therapeutics Inc.	35,654	967
*,^	MiMedx Group Inc.	112,828	950
*	Epizyme Inc.	52,887	923
*	AMAG Pharmaceuticals Inc.	37,200	910
	National HealthCare Corp.	13,685	909
	Atrion Corp.	1,512	892
*	Cerus Corp.	135,267	891
*	Providence Service Corp.	12,298	885
*	Triple-S Management Corp. Class B	23,722	869
*	R1 RCM Inc.	109,431	868
*	Vanda Pharmaceuticals Inc.	47,994	845
*	Genomic Health Inc.	21,147	844
*	AngioDynamics Inc.	40,125	844
*	AtriCure Inc.	35,424	840
*	MacroGenics Inc.	36,823	837
*	Revance Therapeutics Inc.	29,332	818
*	CytomX Therapeutics Inc.	31,556	810
*	Audentes Therapeutics Inc.	21,259	806
*	Kindred Healthcare Inc.	88,501	792
*,^	TG Therapeutics Inc.	56,013	751
*	Assembly Biosciences Inc.	17,719	749
*	Heska Corp.	7,001	749
*,^	ZIOPHARM Oncology Inc.	146,097	716
*,^	Esperion Therapeutics Inc.	18,508	712
*	Surmodics Inc.	13,631	706
*	Tabula Rasa HealthCare Inc.	12,924	705
*	Karyopharm Therapeutics Inc.	37,583	698
*	NeoGenomics Inc.	59,946	695
*	Tactile Systems Technology Inc.	13,601	675
*	BioCryst Pharmaceuticals Inc.	104,637	673
*	Coherus Biosciences Inc.	42,142	657
*	Codexis Inc.	43,279	649
*,^	Geron Corp.	159,077	644
	Meridian Bioscience Inc.	43,332	641
*	Amphastar Pharmaceuticals Inc.	39,821	629
*	G1 Therapeutics Inc.	14,337	621
*	Collegium Pharmaceutical Inc.	27,438	621
*	Five Prime Therapeutics Inc.	34,893	613
*	Cutera Inc.	14,501	609
*	Anika Therapeutics Inc.	14,957	608

	Invacare Corp.	36,043	595
*	WaVe Life Sciences Ltd.	12,666	590
*,^	La Jolla Pharmaceutical Co.	18,685	583
	LeMaitre Vascular Inc.	16,899	576
*,^	Accelerate Diagnostics Inc.	28,011	571
*	Eagle Pharmaceuticals Inc.	8,418	567
*	Fate Therapeutics Inc.	51,461	563
*	Prothena Corp. plc	41,580	561
*	Progenics Pharmaceuticals Inc.	73,566	559
*	Novavax Inc.	341,267	556
*	Stemline Therapeutics Inc.	28,216	554
*,^	Abeona Therapeutics Inc.	30,176	534
*	ANI Pharmaceuticals Inc.	8,376	530
*,^	Lexicon Pharmaceuticals Inc.	45,630	529
*	Adamas Pharmaceuticals Inc.	18,226	522
*	Rigel Pharmaceuticals Inc.	157,762	513
*	Lannett Co. Inc.	30,275	501
*,^	Keryx Biopharmaceuticals Inc.	94,664	499
*	Endologix Inc.	87,832	493
*	CorVel Corp.	9,729	491
*	Achillion Pharmaceuticals Inc.	144,138	489
*	RadNet Inc.	38,002	483
*,^	Intellia Therapeutics Inc.	17,707	480
*	Akebia Therapeutics Inc.	47,420	466
*,^	Achaogen Inc.	36,221	449
*	Lantheus Holdings Inc.	31,861	446
*	Addus HomeCare Corp.	7,790	446
*	Cross Country Healthcare Inc.	35,934	438
*	Aclaris Therapeutics Inc.	24,227	438
*,^	Cara Therapeutics Inc.	27,467	430
*	PDL BioPharma Inc.	156,503	418
*	Aduro Biotech Inc.	47,015	414
*	Reata Pharmaceuticals Inc. Class A	11,629	413
*,^	Synergy Pharmaceuticals Inc.	259,466	413
*,^	Inovio Pharmaceuticals Inc.	86,613	412
*	Community Health Systems Inc.	100,573	411
*	Medpace Holdings Inc.	9,730	410
	National Research Corp.	11,560	398
*	Cytokinetics Inc.	44,123	397
*	Natera Inc.	33,967	396
*	GenMark Diagnostics Inc.	53,600	393
*,^	Akcea Therapeutics Inc.	16,091	390
*	Accuray Inc.	88,626	390
*	Concert Pharmaceuticals Inc.	19,086	390
*	Antares Pharma Inc.	149,222	389
*	Kura Oncology Inc.	23,093	384
*,^	MediciNova Inc.	41,499	384
*	Depomed Inc.	60,984	379
*	Oxford Immunotec Global plc	26,254	379
	Computer Programs & Systems Inc.	11,606	378
	Utah Medical Products Inc.	3,533	370
*	ARMO BioSciences Inc.	7,371	369
*	Voyager Therapeutics Inc.	18,345	365
*	Catalyst Pharmaceuticals Inc.	90,478	347
*	Dermira Inc.	39,655	344
*	Invitae Corp.	45,696	338
*	ChemoCentryx Inc.	25,932	337

*,^	Corbus Pharmaceuticals Holdings Inc.	52,236	324
*	Surgery Partners Inc.	19,858	323
^	Denali Therapeutics Inc.	16,688	321
*	BioScrip Inc.	120,198	319
*	Pacific Biosciences of California Inc.	119,149	301
*	Idera Pharmaceuticals Inc.	146,978	301
*	Durect Corp.	154,482	297
*	Enzo Biochem Inc.	45,442	295
*	Paratek Pharmaceuticals Inc.	27,580	288
*,^	Mersana Therapeutics Inc.	13,118	275
*	Civitas Solutions Inc.	16,918	272
*,^	Rockwell Medical Inc.	50,544	272
*	NanoString Technologies Inc.	21,062	271
*	Capital Senior Living Corp.	24,884	271
*	Sientra Inc.	14,902	269
*	Rhythm Pharmaceuticals Inc.	8,359	269
*	Agenus Inc.	78,628	263
*	RTI Surgical Inc.	57,566	262
*	Kindred Biosciences Inc.	25,508	260
*	Athersys Inc.	105,297	257
*	BioSpecifics Technologies Corp.	5,801	251
*	Minerva Neurosciences Inc.	28,462	250
*	Castlight Health Inc. Class B	67,543	243
	Apellis Pharmaceuticals Inc.	11,728	239
*	Pieris Pharmaceuticals Inc.	41,385	233
	Sienna Biopharmaceuticals Inc.	15,389	231
*	Deciphera Pharmaceuticals Inc.	8,918	229
*,^	ViewRay Inc.	31,735	229
*	Fluidigm Corp.	40,942	228
*,^	Organovo Holdings Inc.	115,326	227
*	Bellicum Pharmaceuticals Inc.	27,883	225
*	Kala Pharmaceuticals Inc.	14,748	225
*	Chimerix Inc.	47,529	217
*	Clearside Biomedical Inc.	21,970	217
*	Aratana Therapeutics Inc.	42,194	215
*	Solid Biosciences Inc.	9,850	213
*,^	Quotient Ltd.	28,789	208
*	BioTime Inc.	91,295	204
*	Ocular Therapeutix Inc.	29,830	202
*	Syros Pharmaceuticals Inc.	16,002	199
*	Tetraphase Pharmaceuticals Inc.	52,450	196
*	Veracyte Inc.	24,694	189
*	Strongbridge Biopharma plc	28,972	188
*,^	Corium International Inc.	21,064	180
*,^	Selecta Biosciences Inc.	14,601	175
*	FONAR Corp.	6,424	172
*,^	Insys Therapeutics Inc.	26,276	171
*	Tocagen Inc.	18,054	169
*,^	Seres Therapeutics Inc.	20,954	169
	Odonate Therapeutics Inc.	7,000	168
*	Calithera Biosciences Inc.	32,606	168
*,^	Neos Therapeutics Inc.	24,851	168
*	Jounce Therapeutics Inc.	14,879	167
*	NewLink Genetics Corp.	30,391	160
*,^	PetIQ Inc.	8,078	155
*,^	Pulse Biosciences Inc.	9,758	154
*	Immune Design Corp.	34,228	154

*	American Renal Associates Holdings Inc.	10,065	145
^	Dova Pharmaceuticals Inc.	6,472	142
*	Ardelyx Inc.	33,973	135
*,^	Zynerba Pharmaceuticals Inc.	12,175	130
*	Otonomy Inc.	29,270	129
^	Evolus Inc.	5,256	129
^	Optinose Inc.	5,518	127
*,^	Athenex Inc.	7,813	125
*	Miragen Therapeutics Inc.	17,663	125
*	AAC Holdings Inc.	11,352	122
*,^	Teligent Inc.	43,593	122
*	Corvus Pharmaceuticals Inc.	8,783	121
	Merrimack Pharmaceuticals Inc.	13,509	118
*	Conatus Pharmaceuticals Inc.	27,526	118
*	Cue Biopharma Inc.	9,234	118
*	Fortress Biotech Inc.	34,162	118
*	Nymox Pharmaceutical Corp.	33,026	116
*	Ra Pharmaceuticals Inc.	16,787	116
*	Trevena Inc.	60,514	113
*,^	VBI Vaccines Inc.	36,092	112
*,^	NantKwest Inc.	30,472	112
*,^	Anavex Life Sciences Corp.	39,846	110
*	Syndax Pharmaceuticals Inc.	12,441	109
*	Genesis Healthcare Inc.	51,225	108
	OrthoPediatrics Corp.	4,984	105
*	Arsanis Inc.	6,049	104
	Melinta Therapeutics Inc.	15,683	103
*	Ovid therapeutics Inc.	12,710	100
^	Quanterix Corp.	5,134	94
^	Calyxt Inc.	4,961	94
*,^	XBiotech Inc.	20,476	88
*	Protagonist Therapeutics Inc.	11,896	87
	Allena Pharmaceuticals Inc.	6,011	86
*,^	Corindus Vascular Robotics Inc.	108,828	82
*	Conformis Inc.	57,602	80
*	Genocea Biosciences Inc.	85,562	80
	Curis Inc.	28,333	79
*,^	Celldex Therapeutics Inc.	134,892	78
	scPharmaceuticals Inc.	7,655	76
*	Recro Pharma Inc.	13,901	76
*	resTORbio Inc.	7,719	76
*	Advaxis Inc.	39,476	72
*	Spero Therapeutics Inc.	5,658	60
*	NantHealth Inc.	17,517	60
*,^	Novelion Therapeutics Inc.	14,220	60
	Menlo Therapeutics Inc.	6,994	59
*,^	Viveve Medical Inc.	20,968	56
*	Axovant Sciences Ltd.	30,483	52
*	Versartis Inc.	35,681	50
*	Celcuity Inc.	2,559	49
*,^	Asterias Biotherapeutics Inc. Class A	32,158	48
*,^	Matinas BioPharma Holdings Inc.	61,330	34
	Aileron Therapeutics Inc.	5,615	29
*,^	Obalon Therapeutics Inc.	7,973	20
*	Edge Therapeutics Inc.	20,758	19
*,^	vTv Therapeutics Inc. Class A	6,715	12
*	Oncocyte Corp.	2,872	9

^ Restoration Robotics Inc.	2,510	8
		397,320
Materials & Processing (6.8%)
Louisiana-Pacific Corp.	154,935	4,521
* Allegheny Technologies Inc.	134,037	3,823
* Trex Co. Inc.	31,374	3,697
PolyOne Corp.	85,503	3,584
* Ingevity Corp.	45,377	3,455
Trinseo SA	47,277	3,418
* Summit Materials Inc. Class A	117,430	3,337
Balchem Corp.	33,616	3,242
* Rexnord Corp.	110,912	3,236
KapStone Paper and Packaging Corp.	92,387	3,178
* RBC Bearings Inc.	24,885	3,128
Sensient Technologies Corp.	46,147	3,103
* Beacon Roofing Supply Inc.	72,433	3,035
Cabot Microelectronics Corp.	26,716	3,023
Carpenter Technology Corp.	49,368	2,959
Commercial Metals Co.	122,774	2,902
HB Fuller Co.	53,502	2,758
Simpson Manufacturing Co. Inc.	43,464	2,752
Minerals Technologies Inc.	37,369	2,728
US Silica Holdings Inc.	87,185	2,697
* Cleveland-Cliffs Inc.	317,483	2,686
Belden Inc.	44,745	2,473
Universal Forest Products Inc.	66,297	2,438
* GCP Applied Technologies Inc.	76,308	2,415
Compass Minerals International Inc.	36,134	2,363
* Builders FirstSource Inc.	117,481	2,300
Worthington Industries Inc.	46,105	2,211
Quaker Chemical Corp.	13,826	2,113
* Masonite International Corp.	30,205	1,997
* MRC Global Inc.	95,922	1,981
Innospec Inc.	25,599	1,963
* JELD-WEN Holding Inc.	71,704	1,963
Boise Cascade Co.	41,141	1,962
Mueller Water Products Inc. Class A	163,603	1,948
Kaiser Aluminum Corp.	17,566	1,937
Comfort Systems USA Inc.	39,453	1,848
Mueller Industries Inc.	60,970	1,841
* Ferro Corp.	88,953	1,820
Tronox Ltd. Class A	95,905	1,762
* Coeur Mining Inc.	197,468	1,592
Greif Inc. Class A	27,281	1,591
Hecla Mining Co.	420,203	1,580
* Patrick Industries Inc.	25,912	1,570
* Kraton Corp.	32,005	1,553
Stepan Co.	21,289	1,548
* AK Steel Holding Corp.	336,539	1,521
Schweitzer-Mauduit International Inc.	34,458	1,510
Interface Inc. Class A	63,561	1,443
Neenah Inc.	17,703	1,437
* BMC Stock Holdings Inc.	69,919	1,423
* Installed Building Products Inc.	23,092	1,401
* Gibraltar Industries Inc.	34,082	1,351
AAON Inc.	44,263	1,350
A Schulman Inc.	30,451	1,332

	Apogee Enterprises Inc.	29,993	1,309
*	Continental Building Products Inc.	40,713	1,232
	Materion Corp.	21,617	1,179
*	AdvanSix Inc.	32,207	1,176
	Advanced Drainage Systems Inc.	39,230	1,138
*	PGT Innovations Inc.	52,298	1,083
*	GMS Inc.	35,116	1,052
*,^	US Concrete Inc.	17,240	1,051
	Innophos Holdings Inc.	21,049	1,000
*	Century Aluminum Co.	53,959	956
	Rayonier Advanced Materials Inc.	53,361	956
	KMG Chemicals Inc.	14,282	955
	Chase Corp.	7,746	921
*	Koppers Holdings Inc.	22,280	898
*	NCI Building Systems Inc.	46,767	896
	Schnitzer Steel Industries Inc.	28,684	893
	PH Glatfelter Co.	47,076	823
	Global Brass & Copper Holdings Inc.	25,382	797
*	Verso Corp.	37,870	766
*	TimkenSteel Corp.	42,282	741
	Tredegar Corp.	29,212	697
	Griffon Corp.	30,547	693
	DMC Global Inc.	15,010	673
	American Vanguard Corp.	30,691	661
	NN Inc.	28,941	625
	Quanex Building Products Corp.	36,400	612
	Insteel Industries Inc.	18,907	591
	Kronos Worldwide Inc.	23,668	586
	Haynes International Inc.	13,194	562
*	Unifi Inc.	16,436	518
*	PQ Group Holdings Inc.	30,591	502
*	OMNOVA Solutions Inc.	48,822	498
	Myers Industries Inc.	24,809	486
*	Klondex Mines Ltd.	190,809	460
*	Intrepid Potash Inc.	102,117	457
*	Veritiv Corp.	12,362	411
*	Landec Corp.	28,854	407
*	Clearwater Paper Corp.	16,912	407
^	Caesarstone Ltd.	23,580	369
	Greif Inc. Class B	5,760	365
	Culp Inc.	11,396	354
	Gold Resource Corp.	55,432	346
	FutureFuel Corp.	25,636	345
	Hawkins Inc.	10,041	315
*	Armstrong Flooring Inc.	22,146	290
*	Nexeo Solutions Inc.	27,385	265
*	Foundation Building Materials Inc.	15,091	232
	Omega Flex Inc.	3,161	220
	Olympic Steel Inc.	9,374	217
*,^	Uranium Energy Corp.	141,626	212
*	UFP Technologies Inc.	6,886	211
	Oil-Dri Corp. of America	5,409	210
*	Northwest Pipe Co.	9,861	208
*	Ryerson Holding Corp.	16,459	203
*	LB Foster Co. Class A	8,542	198
	Eastern Co.	5,669	173
	Valhi Inc.	26,574	171

*	Forterra Inc.	19,028	165
	United States Lime & Minerals Inc.	2,079	164
*	Lawson Products Inc.	6,829	164
*	AgroFresh Solutions Inc.	23,021	163
*	Shiloh Industries Inc.	15,397	160
	LSI Industries Inc.	25,307	139
*	Huttig Building Products Inc.	24,180	137
*	LSB Industries Inc.	22,451	114
	Core Molding Technologies Inc.	7,673	111
*	Ampco-Pittsburgh Corp.	9,250	101
*	NL Industries Inc.	9,197	85
	Aceto Corp.	30,647	81
	CompX International Inc.	1,552	22
*,2	Ferroglobe R&W Trust	46,440	—
			162,977
Other (0.0%)3
*	GreenSky Inc. Class A	6,278	168
*,2	Dyax Corp. CVR Exp. 12/31/2019	83,094	166
*	Kiniksa Pharmaceuticals Ltd. Class A	3,150	54
*	Pluralsight Inc. Class A	2,299	49
*	DocuSign Inc.	782	39
*	Evo Payments Inc. Class A	1,472	32
	UNITY Biotechnology Inc.	2,100	31
*,^,2 Tobira Therapeutics CVR Exp. 12/31/2028		6,227	28
*	Victory Capital Holdings Inc. Class A	2,475	28
	Pivotal Software Inc. Class A	1,427	26
	Ceridian HCM Holding Inc.	712	25
	Unum Therapeutics Inc.	1,837	23
	Evelo Biosciences Inc.	1,051	17
*	Bioxcel Therapeutics Inc.	1,457	16
	Inspire Medical Systems Inc.	519	16
	Scholar Rock Holding Corp.	836	15
*	Smartsheet Inc. Class A	425	11
	Zscaler Inc.	357	9
*,2	NewStar Financial Inc.	18,788	9
	Carbon Black Inc.	316	7
*	Zuora Inc. Class A	333	7
	Surface Oncology Inc.	473	7
*	Goosehead Insurance Inc. Class A	395	6
*	Bridgewater Bancshares Inc.	496	6
^	Arcus Biosciences Inc.	355	6
*,2	Media General Inc. CVR	85,418	3
	Homology Medicines Inc.	92	2
*,2	Omthera Pharmaceuticals Inc. CVR	2,012	1
*,2	Gerber Scientific Inc. CVR	2,358	—
*,2	Clinical Data CVR	913	—
			807
Producer Durables (13.4%)
	Curtiss-Wright Corp.	47,078	5,991
	Littelfuse Inc.	25,738	5,586
	Knight-Swift Transportation Holdings Inc.	133,439	5,428
	EMCOR Group Inc.	62,578	4,752
	Woodward Inc.	56,780	4,302
	MAXIMUS Inc.	69,022	4,203
*	ASGN Inc.	53,166	4,094
*	KLX Inc.	53,761	3,969

Brink's Co.	48,707	3,860
EnerSys	44,741	3,575
Insperity Inc.	38,573	3,549
* Axon Enterprise Inc.	55,688	3,546
Deluxe Corp.	50,896	3,387
* MasTec Inc.	70,749	3,300
MSA Safety Inc.	35,435	3,295
* Darling Ingredients Inc.	175,316	3,294
Tetra Tech Inc.	59,314	3,259
* Generac Holdings Inc.	64,777	3,245
Barnes Group Inc.	54,169	3,219
Kennametal Inc.	86,352	3,215
* Proto Labs Inc.	26,403	3,184
* TopBuild Corp.	37,736	3,168
Hillenbrand Inc.	67,296	3,139
SkyWest Inc.	54,160	3,087
Korn/Ferry International	55,611	3,041
GATX Corp.	41,961	3,017
* Dycom Industries Inc.	32,174	2,997
John Bean Technologies Corp.	33,492	2,957
UniFirst Corp.	16,173	2,872
Applied Industrial Technologies Inc.	40,679	2,837
Moog Inc. Class A	33,970	2,770
* Advanced Energy Industries Inc.	42,238	2,768
KBR Inc.	149,658	2,757
Healthcare Services Group Inc.	75,531	2,730
Exponent Inc.	27,184	2,672
* FTI Consulting Inc.	40,102	2,486
Granite Construction Inc.	42,309	2,406
* TriNet Group Inc.	44,017	2,361
Convergys Corp.	98,249	2,323
Franklin Electric Co. Inc.	49,554	2,292
Watts Water Technologies Inc. Class A	29,489	2,269
* Saia Inc.	26,852	2,213
* Aerojet Rocketdyne Holdings Inc.	73,804	2,136
Mobile Mini Inc.	46,735	2,131
* Chart Industries Inc.	32,642	2,103
* Harsco Corp.	85,771	2,101
Herman Miller Inc.	63,538	2,081
* Itron Inc.	36,417	2,079
Kaman Corp.	29,276	2,072
Allegiant Travel Co. Class A	13,559	2,052
Covanta Holding Corp.	124,861	2,035
* Esterline Technologies Corp.	27,839	2,031
* WageWorks Inc.	42,418	2,013
Hawaiian Holdings Inc.	54,000	1,998
* Navistar International Corp.	52,986	1,984
Werner Enterprises Inc.	50,508	1,980
* ExlService Holdings Inc.	34,608	1,962
Brady Corp. Class A	49,275	1,922
* SPX FLOW Inc.	44,041	1,919
Albany International Corp.	30,479	1,874
Cubic Corp.	26,920	1,872
Forward Air Corp.	31,402	1,863
Triton International Ltd.	50,217	1,748
* Hub Group Inc. Class A	34,760	1,736
HNI Corp.	46,557	1,728

ABM Industries Inc.	59,435	1,692
* Paylocity Holding Corp.	28,305	1,691
* Atlas Air Worldwide Holdings Inc.	24,757	1,687
EnPro Industries Inc.	22,432	1,652
* Electronics For Imaging Inc.	48,748	1,630
McGrath RentCorp	24,948	1,624
* Advanced Disposal Services Inc.	67,777	1,585
General Cable Corp.	53,419	1,584
* SPX Corp.	45,270	1,551
Matson Inc.	45,203	1,548
AAR Corp.	34,596	1,546
ESCO Technologies Inc.	27,191	1,525
Federal Signal Corp.	62,817	1,501
Actuant Corp. Class A	63,824	1,490
Tennant Co.	18,882	1,488
Raven Industries Inc.	38,736	1,464
Greenbrier Cos. Inc.	29,396	1,461
Sun Hydraulics Corp.	29,284	1,457
ACCO Brands Corp.	112,566	1,452
US Ecology Inc.	23,575	1,429
* Milacron Holdings Corp.	72,099	1,421
* Herc Holdings Inc.	25,902	1,416
* Rush Enterprises Inc. Class A	32,496	1,398
* TriMas Corp.	48,699	1,393
ICF International Inc.	19,219	1,358
Standex International Corp.	13,544	1,351
Astec Industries Inc.	22,796	1,334
ArcBest Corp.	28,099	1,333
Schneider National Inc. Class B	44,951	1,325
* Aerovironment Inc.	22,867	1,323
* Air Transport Services Group Inc.	62,684	1,316
Badger Meter Inc.	29,866	1,307
Steelcase Inc. Class A	90,376	1,301
* OSI Systems Inc.	18,923	1,298
Altra Industrial Motion Corp.	30,602	1,265
Wabash National Corp.	62,525	1,251
* Navigant Consulting Inc.	49,657	1,210
AZZ Inc.	27,802	1,202
* Sykes Enterprises Inc.	42,032	1,183
H&E Equipment Services Inc.	33,741	1,166
Douglas Dynamics Inc.	25,300	1,165
* CBIZ Inc.	55,283	1,142
* TrueBlue Inc.	43,818	1,131
Kadant Inc.	11,447	1,117
Lindsay Corp.	11,289	1,111
Triumph Group Inc.	52,219	1,107
Primoris Services Corp.	42,358	1,104
Aircastle Ltd.	51,225	1,094
Knoll Inc.	52,133	1,053
Encore Wire Corp.	21,657	1,048
* Evoqua Water Technologies Corp.	53,543	1,033
Multi-Color Corp.	14,761	1,024
* Kratos Defense & Security Solutions Inc.	91,399	1,023
MTS Systems Corp.	19,374	1,015
Heartland Express Inc.	54,169	1,012
Columbus McKinnon Corp.	23,884	990
* Casella Waste Systems Inc. Class A	41,720	984

*	Huron Consulting Group Inc.	23,877	967
*	FARO Technologies Inc.	17,866	959
*	Modine Manufacturing Co.	52,981	954
	Marten Transport Ltd.	41,555	947
	Alamo Group Inc.	10,157	937
	Ship Finance International Ltd.	65,442	933
*	SEACOR Holdings Inc.	17,829	931
*	Aegion Corp. Class A	35,485	912
	Briggs & Stratton Corp.	48,912	902
	CIRCOR International Inc.	18,068	870
	Kforce Inc.	25,635	863
	Manitowoc Co. Inc.	33,855	829
	Scorpio Tankers Inc.	284,425	825
*	Lydall Inc.	19,512	818
	GasLog Ltd.	45,001	810
*	Thermon Group Holdings Inc.	35,072	809
*	Astronics Corp.	22,845	804
*	Tutor Perini Corp.	40,604	804
*	Vicor Corp.	17,774	779
*	Echo Global Logistics Inc.	27,829	774
*	CSW Industrials Inc.	15,890	772
*	Atkore International Group Inc.	35,089	758
	Hyster-Yale Materials Handling Inc.	11,272	752
	Kelly Services Inc. Class A	33,340	747
	Heidrick & Struggles International Inc.	19,518	738
	Kimball International Inc. Class B	43,833	712
*	Control4 Corp.	28,719	712
*	Wesco Aircraft Holdings Inc.	61,672	709
*	International Seaways Inc.	32,811	686
*	SP Plus Corp.	18,764	676
	Quad/Graphics Inc.	34,115	674
*	DXP Enterprises Inc.	17,281	674
*,^	Team Inc.	31,126	661
*	MYR Group Inc.	16,685	651
	Barrett Business Services Inc.	7,493	646
*	Engility Holdings Inc.	20,310	639
	Argan Inc.	16,000	619
	Gorman-Rupp Co.	18,460	616
	Titan International Inc.	52,958	615
	RPX Corp.	56,863	594
	Spartan Motors Inc.	36,446	565
	Essendant Inc.	39,698	555
	REV Group Inc.	32,467	551
	Mesa Laboratories Inc.	3,453	549
*	NV5 Global Inc.	8,692	546
^	Teekay Corp.	66,431	530
	Resources Connection Inc.	31,584	526
	Ennis Inc.	27,985	511
	TTEC Holdings Inc.	14,348	506
*	Textainer Group Holdings Ltd.	28,710	487
	CRA International Inc.	8,934	483
	RR Donnelley & Sons Co.	76,996	480
	LSC Communications Inc.	37,723	478
	Scorpio Bulkers Inc.	64,101	471
*,^	Plug Power Inc.	244,177	457
^	Frontline Ltd.	78,433	450
	VSE Corp.	9,074	448

*,^	Babcock & Wilcox Enterprises Inc.	180,458	446
	Forrester Research Inc.	10,435	441
*	InnerWorkings Inc.	48,054	422
*	CAI International Inc.	17,528	421
	Systemax Inc.	12,326	407
*	Vishay Precision Group Inc.	10,761	404
	Bristow Group Inc.	33,700	399
	Hackett Group Inc.	24,459	394
	Costamare Inc.	53,519	390
*	Ducommun Inc.	11,364	384
*	Covenant Transportation Group Inc. Class A	12,714	382
*,^	Energous Corp.	20,319	374
	Park-Ohio Holdings Corp.	9,482	374
*	Vectrus Inc.	11,623	373
*	YRC Worldwide Inc.	34,499	370
	DHT Holdings Inc.	87,457	362
*	Titan Machinery Inc.	19,877	360
*	PHH Corp.	33,003	356
*	Sterling Construction Co. Inc.	27,818	354
	Allied Motion Technologies Inc.	7,098	343
*	ServiceSource International Inc.	81,856	343
*	Mistras Group Inc.	17,810	343
^	Nordic American Tankers Ltd.	143,650	340
*	Gener8 Maritime Inc.	49,539	331
*	Daseke Inc.	34,078	324
*,^	Energy Recovery Inc.	38,055	316
*	Heritage-Crystal Clean Inc.	15,556	316
	Hurco Cos. Inc.	6,436	309
	Miller Industries Inc.	11,482	306
*	Great Lakes Dredge & Dock Corp.	60,485	304
	Powell Industries Inc.	8,923	302
	American Railcar Industries Inc.	7,371	300
*	Layne Christensen Co.	18,979	289
	Marlin Business Services Corp.	9,563	281
*	Ardmore Shipping Corp.	33,152	269
*	HC2 Holdings Inc.	43,238	266
	Preformed Line Products Co.	3,249	250
	Graham Corp.	9,806	250
*	GP Strategies Corp.	12,963	250
*	Twin Disc Inc.	8,811	244
*	Orion Group Holdings Inc.	29,852	232
*	Rush Enterprises Inc. Class B	5,458	231
*	Willdan Group Inc.	8,107	231
	Advanced Emissions Solutions Inc.	20,833	231
	Teekay Tankers Ltd. Class A	206,777	230
*	Eagle Bulk Shipping Inc.	39,370	227
*	Blue Bird Corp.	12,100	227
	Universal Logistics Holdings Inc.	8,840	220
*	Commercial Vehicle Group Inc.	27,183	216
	FreightCar America Inc.	12,534	215
*	Maxwell Technologies Inc.	39,901	206
*	Hill International Inc.	36,130	201
*	Dorian LPG Ltd.	23,500	190
*	Overseas Shipholding Group Inc. Class A	49,549	180
	CECO Environmental Corp.	31,423	179
*	Safe Bulkers Inc.	49,479	177
	NACCO Industries Inc. Class A	4,253	163

*	Radiant Logistics Inc.	38,850	157
*	IES Holdings Inc.	8,866	156
*	Liquidity Services Inc.	27,391	155
^	EnviroStar Inc.	3,897	150
*	Gencor Industries Inc.	9,453	148
*	Napco Security Technologies Inc.	12,351	146
*	Genco Shipping & Trading Ltd.	7,657	140
*	PHI Inc.	12,105	138
	BG Staffing Inc.	7,195	133
*	Information Services Group Inc.	32,363	130
*	DHI Group Inc.	52,286	120
*	Willis Lease Finance Corp.	3,486	111
*,^	Aqua Metals Inc.	24,670	86
*	Hudson Technologies Inc.	37,393	82
*,^	ExOne Co.	11,670	79
*	Navios Maritime Holdings Inc.	96,757	79
*	StarTek Inc.	10,751	73
	Navios Maritime Acquisition Corp.	78,473	59
*	Roadrunner Transportation Systems Inc.	30,380	55
	GrafTech International Ltd.	1,647	30
*	Ascent Capital Group Inc. Class A	10,513	21
			319,360
Technology (14.4%)
*	GrubHub Inc.	91,837	9,846
*	Aspen Technology Inc.	78,889	7,357
*	EPAM Systems Inc.	53,117	6,543
	MKS Instruments Inc.	58,291	6,540
*	Nutanix Inc.	117,125	6,260
*	Zendesk Inc.	106,350	5,944
	Monolithic Power Systems Inc.	43,398	5,720
*	Paycom Software Inc.	52,545	5,542
*	Proofpoint Inc.	46,547	5,441
	Entegris Inc.	150,787	5,293
*	RingCentral Inc. Class A	69,384	5,256
	Blackbaud Inc.	50,843	4,956
*	Cree Inc.	103,745	4,837
*	Integrated Device Technology Inc.	142,343	4,731
*	Silicon Laboratories Inc.	44,533	4,703
*	HubSpot Inc.	37,192	4,508
*	CACI International Inc. Class A	26,014	4,335
	Science Applications International Corp.	45,546	4,029
*	RealPage Inc.	68,037	3,997
*,^	Lumentum Holdings Inc.	66,024	3,879
*	Ellie Mae Inc.	36,151	3,843
*	Yelp Inc. Class A	85,179	3,650
*,^	ViaSat Inc.	58,121	3,639
*	Twilio Inc. Class A	66,455	3,587
*	Ciena Corp.	153,049	3,528
*	Semtech Corp.	69,820	3,379
*	New Relic Inc.	32,577	3,310
	SYNNEX Corp.	30,859	3,296
*	Tech Data Corp.	37,373	3,244
*	ACI Worldwide Inc.	124,162	2,999
	Vishay Intertechnology Inc.	140,915	2,987
	InterDigital Inc.	36,834	2,904
*	Verint Systems Inc.	67,694	2,857
*	CommVault Systems Inc.	41,263	2,820

*	II-VI Inc.	63,915	2,809
*	Cornerstone OnDemand Inc.	56,604	2,801
*	VeriFone Systems Inc.	117,449	2,671
*	Qualys Inc.	34,311	2,640
	Plantronics Inc.	35,258	2,569
*	Cirrus Logic Inc.	67,567	2,532
*	Acxiom Corp.	84,382	2,472
*	Envestnet Inc.	46,263	2,447
*	NetScout Systems Inc.	89,941	2,428
	Brooks Automation Inc.	74,160	2,424
	Pegasystems Inc.	38,944	2,409
*	Viavi Solutions Inc.	243,852	2,319
	Power Integrations Inc.	30,568	2,297
*	Pure Storage Inc. Class A	103,510	2,221
*	Box Inc.	86,422	2,219
*	Novanta Inc.	34,006	2,205
*	Rogers Corp.	19,185	2,186
*	Sanmina Corp.	75,424	2,172
*	Plexus Corp.	35,602	2,070
*	NETGEAR Inc.	33,397	2,019
*	Bottomline Technologies de Inc.	42,173	2,006
*	Five9 Inc.	56,701	1,978
*,^	Finisar Corp.	121,611	1,971
*,^	Ubiquiti Networks Inc.	23,865	1,971
*	Q2 Holdings Inc.	33,996	1,943
	Ebix Inc.	25,526	1,904
*	Anixter International Inc.	30,930	1,894
	Progress Software Corp.	48,696	1,845
*	Mercury Systems Inc.	49,865	1,842
	TiVo Corp.	127,810	1,840
*	Coupa Software Inc.	34,368	1,835
*	MINDBODY Inc. Class A	45,808	1,805
*	Blucora Inc.	47,402	1,799
*,^	iRobot Corp.	28,687	1,790
*	Insight Enterprises Inc.	38,079	1,786
*	TTM Technologies Inc.	98,442	1,775
*	Imperva Inc.	36,255	1,758
*	Groupon Inc. Class A	361,420	1,738
*	Cloudera Inc.	105,353	1,709
*,^	Ambarella Inc.	34,591	1,690
*	Varonis Systems Inc.	21,148	1,642
*	Rambus Inc.	115,292	1,552
*	GTT Communications Inc.	32,962	1,549
*	Synaptics Inc.	36,718	1,544
	Methode Electronics Inc.	38,187	1,533
*	Oclaro Inc.	178,977	1,532
*	Inphi Corp.	44,863	1,515
	ManTech International Corp. Class A	27,359	1,475
	Benchmark Electronics Inc.	53,185	1,473
	CSG Systems International Inc.	35,342	1,462
*,^	3D Systems Corp.	116,484	1,440
*	Diodes Inc.	41,531	1,422
*	Virtusa Corp.	28,792	1,398
*	Infinera Corp.	157,677	1,388
*	Knowles Corp.	94,576	1,371
*	Fabrinet	38,742	1,361
*	SPS Commerce Inc.	18,109	1,348

*	Evolent Health Inc. Class A	64,499	1,319
*	MicroStrategy Inc. Class A	10,038	1,301
*	ePlus Inc.	13,966	1,270
*	Blackline Inc.	30,439	1,267
*	MaxLinear Inc.	65,633	1,204
*	KEMET Corp.	59,554	1,190
*	Okta Inc.	21,095	1,186
*	LivePerson Inc.	59,414	1,150
*	Rudolph Technologies Inc.	34,150	1,144
*	Nanometrics Inc.	27,078	1,136
	CTS Corp.	34,638	1,126
*	Syntel Inc.	35,081	1,105
*	Cray Inc.	43,434	1,082
*	SailPoint Technologies Holding Inc.	40,865	1,066
	NIC Inc.	69,423	1,066
*	ScanSource Inc.	27,191	1,065
*	Carbonite Inc.	27,386	1,063
*	FormFactor Inc.	77,326	1,048
	Xperi Corp.	52,462	1,036
*	Super Micro Computer Inc.	42,830	1,032
*	PROS Holdings Inc.	28,804	1,018
*,^	MACOM Technology Solutions Holdings Inc.	44,976	1,014
*,^	Stratasys Ltd.	54,301	1,010
*	Alarm.com Holdings Inc.	22,527	1,001
*	Amkor Technology Inc.	109,346	995
*	Hortonworks Inc.	55,634	989
*,^	Applied Optoelectronics Inc.	20,959	980
	Monotype Imaging Holdings Inc.	45,337	979
*	Perficient Inc.	37,368	976
*	Extreme Networks Inc.	110,840	954
*	Rapid7 Inc.	29,990	950
^	Diebold Nixdorf Inc.	81,059	932
*	Veeco Instruments Inc.	51,109	871
*	Everbridge Inc.	18,837	868
*,^	Alteryx Inc. Class A	25,495	867
*	Vocera Communications Inc.	30,695	829
*	Web.com Group Inc.	42,029	822
*	Apptio Inc. Class A	24,637	814
*	CalAmp Corp.	38,048	807
*	CEVA Inc.	23,788	802
*	Xcerra Corp.	56,449	777
*	Lattice Semiconductor Corp.	134,322	772
	AVX Corp.	50,365	770
	Comtech Telecommunications Corp.	24,397	764
	ADTRAN Inc.	53,498	746
	Cohu Inc.	30,840	741
*	TrueCar Inc.	74,912	735
*	Ultra Clean Holdings Inc.	41,490	731
*	Inovalon Holdings Inc. Class A	70,197	730
*	Axcelis Technologies Inc.	33,312	708
*	Workiva Inc.	27,129	705
*	VASCO Data Security International Inc.	32,243	698
*	USA Technologies Inc.	51,829	697
*	Electro Scientific Industries Inc.	34,455	676
*	Acacia Communications Inc.	20,196	653
*,^	Unisys Corp.	53,605	646
*,^	Tucows Inc. Class A	10,172	637

*	Glu Mobile Inc.	112,500	635
*	Photronics Inc.	69,726	607
*	Appfolio Inc.	9,968	590
*	Endurance International Group Holdings Inc.	63,534	569
*,^	Benefitfocus Inc.	16,917	568
*	TechTarget Inc.	20,933	562
	QAD Inc. Class A	10,602	550
	NVE Corp.	4,895	541
*	Kimball Electronics Inc.	27,811	520
*	Loral Space & Communications Inc.	13,406	515
*	Ichor Holdings Ltd.	19,911	495
*	KeyW Holding Corp.	50,674	479
*	Limelight Networks Inc.	97,692	479
*	Model N Inc.	26,806	478
*,^	Immersion Corp.	30,621	465
*	SMART Global Holdings Inc.	10,160	452
*	Presidio Inc.	33,701	451
	Park Electrochemical Corp.	20,197	417
	American Software Inc. Class A	31,554	416
*	ChannelAdvisor Corp.	27,343	405
*	Yext Inc.	25,439	392
*	Brightcove Inc.	36,444	374
*	Quantenna Communications Inc.	23,239	372
*	PDF Solutions Inc.	28,779	364
	PC Connection Inc.	12,211	361
*,^	Impinj Inc.	19,596	351
*	A10 Networks Inc.	52,599	338
*	Digi International Inc.	28,894	338
*	Harmonic Inc.	83,790	323
*	Alpha & Omega Semiconductor Ltd.	20,625	320
*	Upland Software Inc.	8,787	314
*	Ribbon Communications Inc.	51,768	314
*	Zix Corp.	57,758	312
*	Digimarc Corp.	10,674	312
*	Calix Inc.	45,138	307
*	Mitek Systems Inc.	34,586	299
	Daktronics Inc.	37,318	299
*	DSP Group Inc.	22,150	284
*	AXT Inc.	38,647	280
*	PlayAGS Inc.	10,728	272
*	MobileIron Inc.	62,371	268
*	Sigma Designs Inc.	40,515	251
*	Meet Group Inc.	68,659	251
*	pdvWireless Inc.	9,763	248
*	SendGrid Inc.	9,060	240
	Internap Corp.	20,919	227
*	Agilysys Inc.	15,791	225
*,^	Kopin Corp.	63,416	224
*	Ooma Inc.	18,464	219
*,^	NeoPhotonics Corp.	33,441	218
	Simulations Plus Inc.	11,199	215
	Reis Inc.	9,362	202
*	Acacia Research Corp.	51,283	197
*	Sparton Corp.	10,383	193
	Bel Fuse Inc. Class B	9,838	190
*	Amber Road Inc.	20,949	189
*	KVH Industries Inc.	16,188	179

*	Avid Technology Inc.	34,591	176
*,^	VirnetX Holding Corp.	54,316	174
*	ForeScout Technologies Inc.	5,544	167
*	Telenav Inc.	29,053	155
*	EMCORE Corp.	28,493	145
*	Leaf Group Ltd.	14,808	145
*	Casa Systems Inc.	7,223	139
*	Iteris Inc.	26,951	138
*,^	MicroVision Inc.	84,067	137
*	Aerohive Networks Inc.	33,707	135
*	Clearfield Inc.	11,731	127
*	PCM Inc.	10,175	124
*	Global Eagle Entertainment Inc.	54,542	123
*	CyberOptics Corp.	7,138	122
*	Pixelworks Inc.	29,083	121
*	GSI Technology Inc.	15,385	117
*	Rubicon Project Inc.	49,508	116
*,^	Park City Group Inc.	14,185	104
*	Intevac Inc.	20,624	97
*	SecureWorks Corp. Class A	8,866	92
*	Quantum Corp.	28,982	88
*	Aquantia Corp.	7,166	86
*,^	Akoustis Technologies Inc.	12,843	85
*	RealNetworks Inc.	23,473	83
*	ARC Document Solutions Inc.	42,475	83
*,^	Veritone Inc.	3,035	62
*	Revolution Lighting Technologies Inc.	14,474	62
*	Majesco	5,092	29
*	Radisys Corp.	35,274	26
*	Red Violet Inc.	3,227	23
*,^	Ominto Inc.	15,262	16
^	Tintri Inc.	14,155	6
*	NXP Semiconductors NV	4	—
*	salesforce.com Inc.	2	—
*,2	Actua Corp.	88	—
			342,833
Utilities (4.0%)
	WGL Holdings Inc.	56,133	4,951
	IDACORP Inc.	53,251	4,918
	ALLETE Inc.	54,613	4,195
	j2 Global Inc.	49,451	4,176
	ONE Gas Inc.	55,097	4,135
	New Jersey Resources Corp.	92,457	4,105
	Portland General Electric Co.	94,161	4,017
	Southwest Gas Holdings Inc.	50,724	3,840
	Avista Corp.	70,787	3,712
	Spire Inc.	50,037	3,565
	PNM Resources Inc.	84,918	3,392
	Black Hills Corp.	56,718	3,299
	South Jersey Industries Inc.	86,028	2,849
	NorthWestern Corp.	52,174	2,842
	El Paso Electric Co.	43,121	2,527
*	Vonage Holdings Corp.	219,230	2,510
	Cogent Communications Holdings Inc.	44,967	2,302
	MGE Energy Inc.	37,704	2,249
	Ormat Technologies Inc.	42,929	2,225
	American States Water Co.	38,544	2,169

	California Water Service Group			51,264	2,063
	Otter Tail Corp.			42,718	1,974
	Northwest Natural Gas Co.			30,794	1,842
*	8x8 Inc.			95,660	1,789
	Shenandoah Telecommunications Co.			49,664	1,584
	Pattern Energy Group Inc. Class A			84,383	1,568
	Chesapeake Utilities Corp.			17,209	1,374
*	Iridium Communications Inc.			89,081	1,354
	NRG Yield Inc.			70,339	1,231
	SJW Group			17,704	1,118
*	Boingo Wireless Inc.			41,021	882
	Connecticut Water Service Inc.			12,983	838
	Consolidated Communications Holdings Inc.			71,100	797
	Unitil Corp.			16,404	792
	Middlesex Water Co.			16,551	736
*	ORBCOMM Inc.			74,354	718
*	Intelsat SA			38,538	688
	NRG Yield Inc. Class A			37,573	656
^	Frontier Communications Corp.			86,794	645
	ATN International Inc.			10,907	587
*	Cincinnati Bell Inc.			44,515	548
	York Water Co.			13,195	432
*	Globalstar Inc.			607,785	330
	Spok Holdings Inc.			20,417	314
	Artesian Resources Corp. Class A			7,945	310
*,^	Gogo Inc.			59,528	305
*	Atlantic Power Corp.			116,400	239
	Windstream Holdings Inc.			37,867	209
	Consolidated Water Co. Ltd.			14,987	197
	RGC Resources Inc.			6,949	184
*	AquaVenture Holdings Ltd.			12,021	175
*	Pure Cycle Corp.			17,755	166
*	Hawaiian Telcom Holdco Inc.			6,208	163
	Spark Energy Inc. Class A			11,772	118
	Global Water Resources Inc.			10,017	92
	IDT Corp. Class B			17,987	88
	Genie Energy Ltd. Class B			12,940	72
					95,156
Total Common Stocks (Cost $2,055,154)					2,378,050
			Maturity
		Coupon	Date
Preferred Stocks (0.0%)
	GCI Liberty Inc. Pfd. (Cost $13)	5.000%	3/10/39	882	21
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
[4,5] Vanguard Market Liquidity Fund		1.961%		440,173	44,021

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.633%	6/14/18	200	200
6	United States Treasury Bill	2.078%	11/15/18	450	446
					646
Total Temporary Cash Investments (Cost $44,660)					44,667

Total Investments (101.4%) (Cost $2,099,827)	2,422,738
Other Assets and Liabilities-Net (-1.4%)[5]	(34,017)
Net Assets (100%)	2,388,721

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,756,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $36,080,000 of collateral received for securities on loan.
6 Securities with a value of $591,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	117	9,560 401

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 2000 Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,377,843	—	207
Preferred Stock	21	—	—
Temporary Cash Investments	44,021	646	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	2,421,795	646	207
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $2,100,124,000. Net unrealized appreciation of investment securities for tax purposes was $322,614,000, consisting of unrealized gains of $474,135,000 on securities that had risen in value since their purchase and $151,521,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.3%)
	American Eagle Outfitters Inc.	55,006	1,221
*	Deckers Outdoor Corp.	10,020	1,134
	ILG Inc.	32,781	1,122
*	Adtalem Global Education Inc.	20,429	975
*	Penn National Gaming Inc.	25,108	856
	Aaron's Inc.	21,481	855
*	TRI Pointe Group Inc.	48,052	829
	Meredith Corp.	13,405	675
*	Cars.com Inc.	24,404	627
*	G-III Apparel Group Ltd.	14,671	615
	Callaway Golf Co.	31,673	600
	Travelport Worldwide Ltd.	33,849	594
	KB Home	22,443	591
*	Meritor Inc.	28,387	589
*	Cooper-Standard Holdings Inc.	4,582	569
	Dana Inc.	25,381	566
	Columbia Sportswear Co.	6,386	556
	Abercrombie & Fitch Co.	23,151	552
*	Meritage Homes Corp.	12,180	551
	DSW Inc. Class A	22,259	532
*	Caesars Entertainment Corp.	43,596	530
*	American Axle & Manufacturing Holdings Inc.	33,463	529
	Caleres Inc.	14,255	505
	Group 1 Automotive Inc.	6,726	473
*	Helen of Troy Ltd.	5,045	453
	Cooper Tire & Rubber Co.	17,419	448
	Scholastic Corp.	9,580	431
*	Central Garden & Pet Co. Class A	10,907	415
	Office Depot Inc.	173,422	409
	Gannett Co. Inc.	38,074	402
	Guess? Inc.	20,306	398
*	MSG Networks Inc.	20,279	391
	Dillard's Inc. Class A	4,612	376
	Tailored Brands Inc.	11,407	374
	Chico's FAS Inc.	42,990	364
*	Belmond Ltd. Class A	30,287	362
*	Liberty TripAdvisor Holdings Inc. Class A	24,588	360
*,^ Fitbit Inc. Class A		65,601	356
*	Career Education Corp.	22,904	352
	International Speedway Corp. Class A	8,199	342
*	Fossil Group Inc.	14,994	328
*	Vista Outdoor Inc.	19,356	328
*	Laureate Education Inc. Class A	18,726	304
	New Media Investment Group Inc.	17,306	289
*	Genesco Inc.	6,586	288
*	Stoneridge Inc.	9,114	287
	MDC Holdings Inc.	9,069	286
*	Hertz Global Holdings Inc.	18,547	280
	Oxford Industries Inc.	3,385	279

	La-Z-Boy Inc.	8,827	275
	AMC Entertainment Holdings Inc. Class A	18,037	267
	National Vision Holdings Inc.	7,301	266
	Acushnet Holdings Corp.	10,672	255
*,^ JC Penney Co. Inc.		105,034	254
	Movado Group Inc.	5,143	253
	Buckle Inc.	9,723	245
	EW Scripps Co. Class A	19,553	244
*	American Public Education Inc.	5,350	228
*	Express Inc.	26,109	222
*	Carvana Co. Class A	7,645	221
*	William Lyon Homes Class A	8,818	210
*	K12 Inc.	12,953	209
*	Regis Corp.	11,993	207
*	Fiesta Restaurant Group Inc.	8,245	205
*	M/I Homes Inc.	7,201	200
	Ethan Allen Interiors Inc.	8,391	197
	Tower International Inc.	6,639	195
*	Ascena Retail Group Inc.	59,105	193
*	Century Communities Inc.	6,382	192
	New York Times Co. Class A	8,051	183
	Finish Line Inc. Class A	13,414	183
	Sonic Automotive Inc. Class A	8,523	„82
*	Pinnacle Entertainment Inc.	5,326	181
	Cato Corp. Class A	7,695	176
*	QuinStreet Inc.	12,510	172
*	Hibbett Sports Inc.	6,468	171
	National Presto Industries Inc.	1,492	168
*	Monarch Casino & Resort Inc.	3,744	167
	Brinker International Inc.	3,744	164
	Inter Parfums Inc.	3,054	163
	Jack in the Box Inc.	2,002	161
*	Party City Holdco Inc.	10,971	161
*	Beazer Homes USA Inc.	10,523	159
*	Boot Barn Holdings Inc.	6,704	159
	National CineMedia Inc.	20,728	154
*	Carrols Restaurant Group Inc.	11,844	152
*	Zumiez Inc.	6,228	151
	Dine Brands Global Inc.	2,335	148
*	Conn's Inc.	6,369	147
*	Golden Entertainment Inc.	4,749	145
	Superior Industries International Inc.	8,277	145
	Viad Corp.	2,697	143
*	Motorcar Parts of America Inc.	6,559	141
^	Rent-A-Center Inc	14,480	137
*	Del Taco Restaurants Inc.	11,097	134
	Citi Trends Inc.	4,447	133
	Sonic Corp.	5,323	129
	Standard Motor Products Inc.	2,803	127
	Shoe Carnival Inc.	3,912	126
	Haverty Furniture Cos. Inc.	6,269	125
	Johnson Outdoors Inc. Class A	1,644	125
*	LGI Homes Inc.	2,024	123
*	Crocs Inc.	6,785	121
	Barnes & Noble Inc.	20,569	120
*	Perry Ellis International Inc.	4,337	119
*	Hudson Ltd. Class A	6,525	114

	Emerald Expositions Events Inc.	5,576	114
*	Central Garden & Pet Co.	2,766	113
*	Central European Media Enterprises Ltd. Class A	28,481	108
*	Gray Television Inc.	9,567	105
	Marriott Vacations Worldwide Corp.	830	100
	Boyd Gaming Corp.	2,608	98
*	Del Frisco's Restaurant Group Inc.	7,351	97
	Bassett Furniture Industries Inc.	3,502	97
*,^ Overstock.com Inc.		2,877	96
*	Gentherm Inc.	2,652	94
	Flexsteel Industries Inc.	2,515	94
*	America's Car-Mart Inc.	1,493	93
*	Lands' End Inc.	4,431	88
	RCI Hospitality Holdings Inc.	2,736	87
*	Barnes & Noble Education Inc.	13,300	84
*	Daily Journal Corp.	368	83
*	Denny's Corp.	5,315	81
*	1-800-Flowers.com Inc. Class A	6,392	81
	Carriage Services Inc. Class A	3,063	77
*	Vera Bradley Inc.	6,562	76
*	Rosetta Stone Inc.	4,632	75
*	Biglari Holdings Inc. Class B	348	75
*	Houghton Mifflin Harcourt Co.	10,981	75
*	Century Casinos Inc.	8,795	75
*	Potbelly Corp.	5,589	74
	Weyco Group Inc.	2,056	71
*	El Pollo Loco Holdings Inc.	6,704	71
*	XO Group Inc.	2,181	71
*	Eros International plc	5,148	69
*	Kirkland's Inc.	5,411	69
*	Drive Shack Inc.	10,557	69
*	MarineMax Inc.	2,887	68
	Speedway Motorsports Inc.	4,042	67
	Entercom Communications Corp. Class A	9,739	67
	Pier 1 Imports Inc.	27,209	65
*	Reading International Inc. Class A	4,104	64
	Tilly's Inc. Class A	4,467	61
*	Red Lion Hotels Corp.	5,410	59
*	Gaia Inc. Class A	3,090	59
*	MDC Partners Inc. Class A	13,480	56
*	Hemisphere Media Group Inc. Class A	4,588	56
*,^ WideOpenWest Inc.		6,273	56
	Big 5 Sporting Goods Corp.	6,755	55
*	Hovnanian Enterprises Inc. Class A	31,045	55
	Clear Channel Outdoor Holdings Inc. Class A	12,569	55
*	J Alexander's Holdings Inc.	4,547	55
*	Weight Watchers International Inc.	709	53
*	Clarus Corp.	7,260	53
	Escalade Inc.	3,580	52
	Saga Communications Inc. Class A	1,320	51
	CSS Industries Inc.	3,103	50
*	Revlon Inc. Class A	2,889	50
	Winnebago Industries Inc.	1,366	50
	Libbey Inc.	7,207	47
*,^ Zoe's Kitchen Inc.		5,027	46
*	Container Store Group Inc.	5,654	43
*	ZAGG Inc.	2,839	43

*	New Home Co. Inc.	4,138	42
*	tronc Inc.	2,547	41
*	Delta Apparel Inc.	2,151	41
*	VOXX International Corp. Class A	7,064	40
	Hamilton Beach Brands Holding Co. Class A	1,353	38
*	Build-A-Bear Workshop Inc.	4,732	38
	Lifetime Brands Inc.	3,441	38
*	Cambium Learning Group Inc.	3,695	37
*	Biglari Holdings Inc.	34	36
*	Vitamin Shoppe Inc.	6,911	35
	Marcus Corp.	1,114	35
*	FTD Cos. Inc.	5,957	34
*	At Home Group Inc.	873	30
*	Sequential Brands Group Inc.	14,012	29
*	Cardlytics Inc.	1,273	26
	Capella Education Co.	260	25
	Bluegreen Vacations Corp.	1,226	25
	Fluent Inc.	8,359	23
*	Funko Inc. Class A	2,322	23
	Liberty Tax Inc.	2,186	23
	Beasley Broadcast Group Inc. Class A	1,714	19
	Townsquare Media Inc. Class A	2,837	18
	Fred's Inc. Class A	12,048	17
	Salem Media Group Inc. Class A	3,927	15
*	Franklin Covey Co.	522	15
*	Red Robin Gourmet Burgers Inc.	245	12
*	Empire Resorts Inc.	521	12
*	Iconix Brand Group Inc.	16,766	11
*,^ Sears Holdings Corp.		3,391	10
	Nathan's Famous Inc.	74	6
*	Bridgepoint Education Inc. Class A	885	6
*	Eastman Kodak Co.	940	5
			40,496
Consumer Staples (1.7%)
*	United Natural Foods Inc.	17,184	783
	Sanderson Farms Inc.	6,827	668
	Universal Corp.	8,378	554
	Fresh Del Monte Produce Inc.	10,979	493
*	Cal-Maine Foods Inc.	9,738	468
*	Diplomat Pharmacy Inc.	16,446	387
	Vector Group Ltd.	17,992	349
*	Hostess Brands Inc. Class A	25,591	349
	SpartanNash Co.	12,370	306
	Andersons Inc.	9,130	295
	Dean Foods Co.	29,155	279
	SUPERVALU Inc.	12,975	240
	Weis Markets Inc.	3,225	176
	Ingles Markets Inc. Class A	4,723	136
*,^ Cadiz Inc.		7,353	95
*	Farmer Brothers Co.	2,878	84
	Village Super Market Inc. Class A	2,733	79
*,^ GNC Holdings Inc. Class A		23,064	74
	Limoneira Co.	2,865	69
*	Seneca Foods Corp. Class A	2,394	65
	Tootsie Roll Industries Inc.	1,849	54
	MGP Ingredients Inc.	536	48
*	Smart & Final Stores Inc.	7,965	37

*	Nature's Sunshine Products Inc.	3,786	34
	Alico Inc.	1,040	33
*	Natural Grocers by Vitamin Cottage Inc.	2,932	30
*	Chefs' Warehouse Inc.	563	15
*,^ Orchids Paper Products Co.		3,179	13
			6,213
Energy (7.4%)
	Delek US Holdings Inc.	27,107	1,512
*	PDC Energy Inc.	22,391	1,354
	McDermott International Inc.	60,115	1,306
*	Oasis Petroleum Inc.	90,456	1,179
	Peabody Energy Corp.	22,603	978
	Ensco plc Class A	144,803	941
*	SRC Energy Inc.	72,531	939
*	Callon Petroleum Co.	75,808	898
	Golar LNG Ltd.	32,538	845
*	Rowan Cos. plc Class A	39,493	616
*	Dril-Quip Inc.	12,803	615
*	Oil States International Inc.	17,188	608
*	Denbury Resources Inc.	134,679	572
	SemGroup Corp. Class A	22,463	568
*	Superior Energy Services Inc.	51,519	563
	Arch Coal Inc. Class A	6,504	534
*	California Resources Corp.	14,440	530
	Archrock Inc.	45,186	522
*	NOW Inc.	36,231	509
*	Noble Corp. plc	82,626	459
*	C&J Energy Services Inc.	16,990	457
*	WildHorse Resource Development Corp.	16,471	442
*,^ Diamond Offshore Drilling Inc.		21,889	397
*	Forum Energy Technologies Inc.	27,255	386
*	Unit Corp.	17,520	383
*	Helix Energy Solutions Group Inc.	47,594	362
*	Sunrun Inc.	29,173	353
*	Newpark Resources Inc.	28,450	309
	Warrior Met Coal Inc.	11,219	305
*	Exterran Corp.	10,837	299
*	SunCoke Energy Inc.	21,834	296
	Green Plains Inc.	13,153	281
*	Resolute Energy Corp.	6,915	247
*	HighPoint Resources Corp.	33,631	240
*	Bonanza Creek Energy Inc.	6,330	233
*	Renewable Energy Group Inc.	12,823	229
*	Halcon Resources Corp.	46,525	225
*	Cactus Inc.	6,400	216
*	Talos Energy Inc.	6,602	212
*	W&T Offshore Inc.	29,720	204
	CVR Energy Inc.	5,068	191
*	Matrix Service Co.	8,868	172
*	SandRidge Energy Inc.	11,756	171
	TerraForm Power Inc. Class A	15,271	170
*,^ SunPower Corp. Class A		20,067	168
*	TETRA Technologies Inc.	39,154	165
*	REX American Resources Corp.	2,003	152
*	Pioneer Energy Services Corp.	26,249	144
*	Clean Energy Fuels Corp.	45,607	144
*	SEACOR Marine Holdings Inc.	5,478	129

	Frank's International NV	17,151	127
*	Par Pacific Holdings Inc.	6,730	120
	FTS International Inc.	6,181	117
*	Ultra Petroleum Corp.	60,520	108
*	ProPetro Holding Corp.	6,297	102
*	Mammoth Energy Services Inc.	2,688	101
*	Natural Gas Services Group Inc.	4,237	98
*	Green Brick Partners Inc.	8,129	96
*	Cloud Peak Energy Inc.	25,392	92
*	Trecora Resources	6,558	91
*	Era Group Inc.	6,847	89
*	Liberty Oilfield Services Inc. Class A	4,101	87
*	Basic Energy Services Inc.	6,033	80
*	Nine Energy Service Inc.	2,173	76
*	CARBO Ceramics Inc.	7,682	74
*	Ameresco Inc. Class A	6,145	73
*	Energy XXI Gulf Coast Inc.	8,571	64
*	Key Energy Services Inc.	3,618	61
*	SilverBow Resources Inc.	1,953	56
*	Flotek Industries Inc.	17,144	54
	Panhandle Oil and Gas Inc. Class A	2,567	53
*	Earthstone Energy Inc. Class A	5,942	53
*	Midstates Petroleum Co. Inc.	3,923	52
*	Geospace Technologies Corp.	4,637	51
*	Independence Contract Drilling Inc.	11,982	51
	Gulf Island Fabrication Inc.	4,823	51
*	Eclipse Resources Corp.	30,810	50
*	Pacific Ethanol Inc.	14,505	49
*,^ Approach Resources Inc.		15,178	46
	Hallador Energy Co.	5,643	42
*	EP Energy Corp. Class A	13,584	39
*	Fairmount Santrol Holdings Inc.	6,170	35
*	Penn Virginia Corp.	503	35
*,^ Vivint Solar Inc.		8,556	34
*	Contango Oil & Gas Co.	7,426	33
	Adams Resources & Energy Inc.	698	31
*	Parker Drilling Co.	47,465	21
*	Gastar Exploration Inc.	31,178	21
*	Keane Group Inc.	1,205	18
*	Ramaco Resources Inc.	1,954	16
*	Ranger Energy Services Inc.	1,599	16
	Quintana Energy Services Inc.	1,810	15
*	Ring Energy Inc.	928	13
*	Abraxas Petroleum Corp.	4,287	12
*	Willbros Group Inc.	14,091	8
*	Jones Energy Inc. Class A	14,642	8
*	Rosehill Resources Inc.	711	5
*	Solaris Oilfield Infrastructure Inc. Class A	336	5
*	Smart Sand Inc.	758	5
*	NCS Multistage Holdings Inc.	60	1
	Nordic American Offshore Ltd.	72	—
			26,365
Financial Services (41.0%)
	Sterling Bancorp	72,302	1,775
	Umpqua Holdings Corp.	75,153	1,769
	Wintrust Financial Corp.	18,826	1,734
	Hancock Whitney Corp.	28,580	1,436

IBERIABANK Corp.	17,154	1,371
Chemical Financial Corp.	24,050	1,350
RLJ Lodging Trust	57,511	1,346
Cousins Properties Inc.	141,845	1,336
Sunstone Hotel Investors Inc.	76,509	1,330
Stifel Financial Corp.	22,602	1,329
LaSalle Hotel Properties	38,582	1,323
* MGIC Investment Corp.	125,511	1,304
Gramercy Property Trust	46,297	1,276
MB Financial Inc.	25,162	1,243
United Bankshares Inc.	33,910	1,236
UMB Financial Corp.	15,357	1,183
Radian Group Inc.	73,440	1,168
FirstCash Inc.	12,829	1,164
Investors Bancorp Inc.	86,826	1,158
Healthcare Realty Trust Inc.	41,576	1,133
CNO Financial Group Inc.	56,511	1,131
Valley National Bancorp	87,695	1,115
Selective Insurance Group Inc.	19,510	1,109
First Citizens BancShares Inc. Class A	2,516	1,105
Cathay General Bancorp	25,871	1,091
Kemper Corp.	13,434	1,040
American Equity Investment Life Holding Co.	29,332	1,040
First Industrial Realty Trust Inc.	31,391	1,034
Sabra Health Care REIT Inc.	49,847	1,033
First Financial Bancorp	32,513	1,023
South State Corp.	11,421	1,022
Fulton Financial Corp.	58,138	1,015
Community Bank System Inc.	16,651	997
BancorpSouth Bank	28,866	967
Pebblebrook Hotel Trust	23,347	953
Washington Federal Inc.	29,184	947
Education Realty Trust Inc.	25,790	942
Columbia Banking System Inc.	22,010	936
Xenia Hotels & Resorts Inc.	36,496	919
First Midwest Bancorp Inc.	34,614	909
Simmons First National Corp. Class A	28,103	899
Great Western Bancorp Inc.	20,068	875
Glacier Bancorp Inc.	22,254	868
DiamondRock Hospitality Co.	67,797	863
STAG Industrial Inc.	32,105	855
Old National Bancorp	45,549	818
CVB Financial Corp.	35,100	814
United Community Banks Inc.	24,821	806
International Bancshares Corp.	18,585	803
GEO Group Inc.	32,345	802
Hope Bancorp Inc.	43,970	791
Union Bankshares Corp.	18,984	780
* Enstar Group Ltd.	3,813	775
* FCB Financial Holdings Inc. Class A	12,436	758
Renasant Corp.	15,359	736
Trustmark Corp.	22,845	735
Acadia Realty Trust	28,093	723
Independent Bank Corp.	9,168	718
Towne Bank	21,627	684
Apollo Commercial Real Estate Finance Inc.	36,583	680
Argo Group International Holdings Ltd.	11,107	675

* Quality Care Properties Inc.	32,033	671
WesBanco Inc.	14,277	665
Banner Corp.	11,014	660
Chesapeake Lodging Trust	20,060	647
Lexington Realty Trust	73,292	633
First Merchants Corp.	13,904	632
CenterState Bank Corp.	20,532	631
Invesco Mortgage Capital Inc.	38,161	619
Horace Mann Educators Corp.	13,851	612
Mack-Cali Realty Corp.	30,644	606
Retail Opportunity Investments Corp.	32,870	596
* Genworth Financial Inc. Class A	170,317	586
Provident Financial Services Inc.	20,913	584
Hilltop Holdings Inc.	24,837	582
Capitol Federal Financial Inc.	43,590	573
Northwest Bancshares Inc.	32,173	555
National Health Investors Inc.	7,468	551
NBT Bancorp Inc.	14,434	550
Summit Hotel Properties Inc.	35,116	537
Berkshire Hills Bancorp Inc.	13,543	532
Waddell & Reed Financial Inc. Class A	27,233	528
S&T Bancorp Inc.	11,650	526
Park National Corp.	4,523	519
Terreno Realty Corp.	13,561	517
First Commonwealth Financial Corp.	32,825	515
Agree Realty Corp.	9,601	508
Independent Bank Group Inc.	6,751	508
* First BanCorp	65,098	505
Kearny Financial Corp.	34,205	494
Westamerica Bancorporation	8,615	493
Alexander & Baldwin Inc.	23,088	492
Washington REIT	17,055	489
Rexford Industrial Realty Inc.	15,563	487
Boston Private Financial Holdings Inc.	28,197	479
Government Properties Income Trust	32,977	479
* BofI Holding Inc.	11,597	478
Cadence BanCorp Class A	16,012	468
Brookline Bancorp Inc.	25,440	463
Select Income REIT	21,417	463
Washington Prime Group Inc.	63,173	459
Heartland Financial USA Inc.	8,336	457
Sandy Spring Bancorp Inc.	10,944	455
Global Net Lease Inc.	22,934	453
* Seacoast Banking Corp. of Florida	14,463	451
Infinity Property & Casualty Corp.	3,110	450
First Busey Corp.	13,788	443
Kite Realty Group Trust	27,869	437
National Storage Affiliates Trust	15,258	429
State Bank Financial Corp.	12,718	427
Employers Holdings Inc.	10,758	426
Safety Insurance Group Inc.	4,948	426
Redwood Trust Inc.	25,972	425
Physicians Realty Trust	27,794	423
* Cannae Holdings Inc.	20,947	419
Ladder Capital Corp. Class A	26,762	415
Enterprise Financial Services Corp.	7,511	410
Navigators Group Inc.	6,973	410

OceanFirst Financial Corp.	13,557	397
First Financial Bankshares Inc.	7,551	397
Nelnet Inc. Class A	6,459	397
First Bancorp	9,534	397
Kennedy-Wilson Holdings Inc.	19,411	396
Tompkins Financial Corp.	4,694	396
WSFS Financial Corp.	7,518	394
LegacyTexas Financial Group Inc.	9,357	393
AMERISAFE Inc.	6,469	386
AmTrust Financial Services Inc.	28,880	386
PennyMac Mortgage Investment Trust	20,551	385
United Fire Group Inc.	7,169	385
CYS Investments Inc.	52,388	383
First Interstate BancSystem Inc. Class A	8,753	382
City Holding Co.	5,132	381
* Texas Capital Bancshares Inc.	3,946	380
Beneficial Bancorp Inc.	23,018	376
Seritage Growth Properties Class A	8,651	360
* Pacific Premier Bancorp Inc.	8,674	358
Tier REIT Inc.	16,156	355
Piper Jaffray Cos.	4,619	345
BancFirst Corp.	5,690	340
PJT Partners Inc.	6,134	339
Lakeland Financial Corp.	6,833	333
James River Group Holdings Ltd.	8,638	328
ARMOUR Residential REIT Inc.	14,126	327
Ramco-Gershenson Properties Trust	26,585	327
LTC Properties Inc.	7,897	325
Monmouth Real Estate Investment Corp.	20,878	323
Meta Financial Group Inc.	2,844	322
* Encore Capital Group Inc.	8,130	321
Heritage Financial Corp.	9,969	320
Southside Bancshares Inc.	9,373	320
Hanmi Financial Corp.	10,659	319
American Assets Trust Inc.	8,664	315
Hannon Armstrong Sustainable Infrastructure Capital Inc.	17,163	315
Chatham Lodging Trust	15,112	314
RE/MAX Holdings Inc. Class A	6,028	314
MTGE Investment Corp.	15,512	309
Washington Trust Bancorp Inc.	5,065	309
InfraREIT Inc.	14,368	307
* CorePoint Lodging Inc.	10,947	305
Lakeland Bancorp Inc.	15,152	305
Redfin Corp.	13,546	299
United Financial Bancorp Inc.	17,127	298
* Customers Bancorp Inc.	9,769	296
Capstead Mortgage Corp.	32,255	295
Stock Yards Bancorp Inc.	7,368	293
1st Source Corp.	5,450	290
Easterly Government Properties Inc.	14,289	289
CBL & Associates Properties Inc.	57,038	289
Stewart Information Services Corp.	6,757	285
Banc of California Inc.	14,685	285
* Ambac Financial Group Inc.	15,368	285
Univest Corp. of Pennsylvania	9,658	281
Hersha Hospitality Trust Class A	13,140	279
Federal Agricultural Mortgage Corp.	2,984	279

Bryn Mawr Bank Corp.	5,899	277
Independence Realty Trust Inc.	28,367	275
Franklin Street Properties Corp.	35,271	273
Getty Realty Corp.	10,443	273
Banco Latinoamericano de Comercio Exterior SA	10,237	273
* NMI Holdings Inc. Class A	16,352	272
TrustCo Bank Corp. NY	31,258	272
TriCo Bancshares	6,906	269
Granite Point Mortgage Trust Inc.	14,617	267
* St. Joe Co.	15,008	267
Meridian Bancorp Inc.	13,637	267
Community Trust Bancorp Inc.	5,204	266
Central Pacific Financial Corp.	8,984	264
FBL Financial Group Inc. Class A	3,344	263
CoBiz Financial Inc.	11,684	261
German American Bancorp Inc.	7,157	258
NorthStar Realty Europe Corp.	18,420	258
* Enova International Inc.	7,661	257
* INTL. FCStone Inc.	5,135	257
Pennsylvania REIT	23,147	255
Americold Realty Trust	12,360	255
* Flagstar Bancorp Inc.	7,225	251
Virtus Investment Partners Inc.	1,992	250
Flushing Financial Corp.	9,363	250
Bank of NT Butterfield & Son Ltd.	5,221	249
* MBIA Inc.	30,078	246
* HomeStreet Inc.	9,138	245
* Triumph Bancorp Inc.	5,943	244
Horizon Bancorp Inc.	7,725	242
* iStar Inc.	22,315	242
National Western Life Group Inc. Class A	763	237
Home BancShares Inc.	10,305	237
* PRA Group Inc.	6,138	237
Camden National Corp.	5,153	236
Bridge Bancorp Inc.	6,337	234
^ New York Mortgage Trust Inc.	37,769	233
Investors Real Estate Trust	40,644	226
Guaranty Bancorp	6,701	226
* World Acceptance Corp.	2,085	225
Urstadt Biddle Properties Inc. Class A	10,118	221
Dime Community Bancshares Inc.	10,674	217
Greenhill & Co. Inc.	8,231	217
National Bank Holdings Corp. Class A	5,497	214
Northfield Bancorp Inc.	13,052	213
Oritani Financial Corp.	13,339	212
Great Southern Bancorp Inc.	3,655	210
Investment Technology Group Inc.	9,549	209
First Defiance Financial Corp.	3,349	209
Ameris Bancorp	3,758	209
* EZCORP Inc. Class A	16,821	209
Peoples Bancorp Inc.	5,539	208
New Senior Investment Group Inc.	27,731	207
Peapack Gladstone Financial Corp.	6,005	207
* Third Point Reinsurance Ltd.	15,461	206
OFG Bancorp	14,602	206
QCR Holdings Inc.	4,090	197
Mercantile Bank Corp.	5,428	196

First Community Bancshares Inc.	5,678	196
ConnectOne Bancorp Inc.	7,413	195
Ashford Hospitality Trust Inc.	25,822	190
Preferred Apartment Communities Inc. Class A	12,950	190
Heritage Commerce Corp.	10,969	187
* Bancorp Inc.	16,465	186
CatchMark Timber Trust Inc. Class A	14,558	185
Maiden Holdings Ltd.	21,050	184
Gladstone Commercial Corp.	9,634	181
Fidelity Southern Corp.	7,414	181
AG Mortgage Investment Trust Inc.	9,474	179
Bank of Marin Bancorp	2,299	178
National General Holdings Corp.	6,474	177
* Nationstar Mortgage Holdings Inc.	9,798	176
Front Yard Residential Corp.	16,649	175
Independent Bank Corp.	6,820	174
United Community Financial Corp.	16,519	173
* Nicolet Bankshares Inc.	3,019	172
First of Long Island Corp.	6,518	166
State Auto Financial Corp.	5,345	166
Anworth Mortgage Asset Corp.	32,647	166
Financial Institutions Inc.	5,134	164
Midland States Bancorp Inc.	4,882	158
First Financial Corp.	3,625	158
Whitestone REIT	12,828	157
Bar Harbor Bankshares	5,169	156
CNB Financial Corp.	5,048	153
* Tejon Ranch Co.	6,235	153
NexPoint Residential Trust Inc.	5,481	152
* HomeTrust Bancshares Inc.	5,565	150
Green Bancorp Inc.	6,667	150
CorEnergy Infrastructure Trust Inc.	4,133	150
Four Corners Property Trust Inc.	6,509	149
* Ocwen Financial Corp.	34,080	149
Western Asset Mortgage Capital Corp.	14,063	149
People's Utah Bancorp	4,072	148
Arrow Financial Corp.	3,947	148
B. Riley Financial Inc.	6,956	147
* Greenlight Capital Re Ltd. Class A	10,090	144
Old Second Bancorp Inc.	9,637	144
TPG RE Finance Trust Inc.	7,043	144
Republic Bancorp Inc. Class A	3,214	141
* TriState Capital Holdings Inc.	5,401	139
Farmers National Banc Corp.	8,770	139
RLI Corp.	2,088	137
Waterstone Financial Inc.	7,784	135
Farmers Capital Bank Corp.	2,536	135
Access National Corp.	4,626	132
Community Healthcare Trust Inc.	4,777	132
Sierra Bancorp	4,646	131
Enterprise Bancorp Inc.	3,253	130
First Mid-Illinois Bancshares Inc.	3,460	130
Cedar Realty Trust Inc.	29,309	129
One Liberty Properties Inc.	5,040	129
MidWestOne Financial Group Inc.	3,845	128
Orchid Island Capital Inc.	17,349	128
* First Foundation Inc.	6,552	127

	PCSB Financial Corp.	6,192	127
*	FRP Holdings Inc.	2,212	126
*	Eagle Bancorp Inc.	2,070	125
	Ares Commercial Real Estate Corp.	9,038	125
*	Cowen Inc. Class A	8,347	125
	Southern National Bancorp of Virginia Inc.	7,137	125
	Farmers & Merchants Bancorp Inc.	3,012	125
	First Bancshares Inc.	3,586	123
	Old Line Bancshares Inc.	3,543	122
	City Office REIT Inc.	9,784	121
*	Atlantic Capital Bancshares Inc.	5,733	120
*,^ Citizens Inc. Class A		15,942	118
*	Veritex Holdings Inc.	3,786	116
*	On Deck Capital Inc.	17,076	113
	Dynex Capital Inc.	17,417	113
*	Regional Management Corp.	3,156	113
*	Republic First Bancorp Inc.	13,081	112
	National Bankshares Inc.	2,336	112
*	Byline Bancorp Inc.	5,161	112
	American National Bankshares Inc.	2,807	111
	Peoples Financial Services Corp.	2,365	111
	Heritage Insurance Holdings Inc.	6,576	111
	Arlington Asset Investment Corp. Class A	9,530	109
	Ladenburg Thalmann Financial Services Inc.	30,494	109
	Global Indemnity Ltd.	2,865	108
*	PennyMac Financial Services Inc. Class A	5,321	107
	KKR Real Estate Finance Trust Inc.	5,252	107
*	Franklin Financial Network Inc.	2,908	106
*	Southern First Bancshares Inc.	2,238	106
	Macatawa Bank Corp.	8,729	106
	West Bancorporation Inc.	4,194	105
*	Exantas Capital Corp.	10,307	104
	Citizens & Northern Corp.	3,996	102
	Industrial Logistics Properties Trust	4,801	102
	First Bancorp Inc.	3,510	102
*	Braemar Hotels & Resorts Inc.	9,132	100
	Home Bancorp Inc.	2,256	99
*	National Commerce Corp.	2,149	99
*	Equity Bancshares Inc. Class A	2,485	99
	First Connecticut Bancorp Inc.	3,813	98
	First Internet Bancorp	2,759	97
	Summit Financial Group Inc.	3,753	97
	Sutherland Asset Management Corp.	6,038	94
	GAIN Capital Holdings Inc.	11,442	94
^	Farmland Partners Inc.	10,942	93
	Universal Insurance Holdings Inc.	2,584	92
	Federated National Holding Co.	4,009	91
	Western New England Bancorp Inc.	8,382	91
	FB Financial Corp.	2,216	91
	Oppenheimer Holdings Inc. Class A	3,218	91
	Northrim BanCorp Inc.	2,263	90
*	Safeguard Scientifics Inc.	6,794	89
	Jernigan Capital Inc.	4,504	89
	Ames National Corp.	2,927	89
*	WMIH Corp.	64,616	87
	BankFinancial Corp.	4,857	86
	Capital City Bank Group Inc.	3,797	86

Codorus Valley Bancorp Inc.	2,837	85
* Forestar Group Inc.	3,626	85
Blue Hills Bancorp Inc.	4,037	82
Southern Missouri Bancorp Inc.	2,191	80
Civista Bancshares Inc.	3,289	80
Charter Financial Corp.	3,210	79
Shore Bancshares Inc.	4,144	78
Territorial Bancorp Inc.	2,544	78
EMC Insurance Group Inc.	3,008	78
Century Bancorp Inc. Class A	968	77
* AV Homes Inc.	4,211	77
MutualFirst Financial Inc.	2,011	77
PICO Holdings Inc.	6,952	77
Baldwin & Lyons Inc.	3,254	76
Independence Holding Co.	2,011	75
Sterling Bancorp Inc.	5,464	74
RBB Bancorp	2,434	74
Walker & Dunlop Inc.	1,308	73
First Business Financial Services Inc.	2,835	73
Hamilton Lane Inc. Class A	1,556	73
Newmark Group Inc. Class A	5,400	73
MedEquities Realty Trust Inc.	6,904	72
ACNB Corp.	2,286	72
EVERTEC Inc.	3,284	72
Great Ajax Corp.	5,417	72
Central Valley Community Bancorp	3,329	71
Evans Bancorp Inc.	1,519	71
FNB Bancorp	1,864	71
Bluerock Residential Growth REIT Inc. Class A	7,896	70
Penns Woods Bancorp Inc.	1,515	70
Cherry Hill Mortgage Investment Corp.	3,881	70
Premier Financial Bancorp Inc.	3,071	69
* Community Bankers Trust Corp.	7,028	69
* BSB Bancorp Inc.	2,021	68
BCB Bancorp Inc.	4,373	68
Timberland Bancorp Inc.	2,039	67
Carolina Financial Corp.	1,515	66
MBT Financial Corp.	6,213	66
Ohio Valley Banc Corp.	1,334	65
* Stratus Properties Inc.	2,077	65
Riverview Bancorp Inc.	7,421	65
C&F Financial Corp.	1,070	65
Opus Bank	2,159	64
* Entegra Financial Corp.	2,232	64
MidSouth Bancorp Inc.	4,575	64
Unity Bancorp Inc.	2,717	63
Orrstown Financial Services Inc.	2,423	63
* SmartFinancial Inc.	2,519	60
Bank of Commerce Holdings	5,037	60
* MoneyGram International Inc.	9,026	60
* Malvern Bancorp Inc.	2,257	60
SI Financial Group Inc.	3,959	60
Norwood Financial Corp.	1,857	58
Merchants Bancorp	2,265	58
Reliant Bancorp Inc.	2,250	58
LCNB Corp.	2,935	57
* Metropolitan Bank Holding Corp.	1,122	57

Tiptree Inc.	8,636	57
Chemung Financial Corp.	1,078	57
Northeast Bancorp	2,555	56
Kingstone Cos. Inc.	3,188	56
* NI Holdings Inc.	3,384	55
Owens Realty Mortgage Inc.	3,240	54
Investar Holding Corp.	1,949	53
* First Northwest Bancorp	3,245	53
Bankwell Financial Group Inc.	1,703	53
Luther Burbank Corp.	4,300	53
Associated Capital Group Inc. Class A	1,354	53
Safety Income & Growth Inc.	2,720	52
Peoples Bancorp of North Carolina Inc.	1,637	52
* Allegiance Bancshares Inc.	1,189	52
* Pacific Mercantile Bancorp	5,260	52
Community Financial Corp.	1,395	51
Hingham Institution for Savings	236	51
* Curo Group Holdings Corp.	2,189	50
Global Medical REIT Inc.	5,587	50
Prudential Bancorp Inc.	2,860	50
United Security Bancshares	4,585	49
ESSA Bancorp Inc.	3,079	49
Middlefield Banc Corp.	920	49
Parke Bancorp Inc.	2,204	48
HCI Group Inc.	1,154	48
Two River Bancorp	2,535	45
* HarborOne Bancorp Inc.	2,368	44
* Capstar Financial Holdings Inc.	2,147	43
Donegal Group Inc. Class A	3,100	43
* Howard Bancorp Inc.	2,466	43
County Bancorp Inc.	1,536	42
* Hallmark Financial Services Inc.	4,292	42
Clipper Realty Inc.	4,618	41
First Guaranty Bancshares Inc.	1,511	41
First Financial Northwest Inc.	2,275	40
DNB Financial Corp.	1,091	39
* Elevate Credit Inc.	5,123	39
GAMCO Investors Inc. Class A	1,480	38
United Insurance Holdings Corp.	1,775	37
Provident Financial Holdings Inc.	1,910	35
Ellington Residential Mortgage REIT	2,952	34
Old Point Financial Corp.	1,276	34
CareTrust REIT Inc.	1,855	31
* LendingClub Corp.	9,094	30
* Provident Bancorp Inc.	1,253	30
* HRG Group Inc.	2,318	29
* Impac Mortgage Holdings Inc.	3,219	27
CBTX Inc.	878	26
UMH Properties Inc.	1,597	23
Blue Capital Reinsurance Holdings Ltd.	2,059	23
* Transcontinental Realty Investors Inc.	624	22
Investors Title Co.	112	21
Armada Hoffler Properties Inc.	1,369	20
* Atlas Financial Holdings Inc.	1,760	19
Saul Centers Inc.	347	17
* Donnelley Financial Solutions Inc.	1,061	16
* eHealth Inc.	604	13

	Alexander's Inc.	33	13
	Pzena Investment Management Inc. Class A	1,326	12
	Oconee Federal Financial Corp.	385	11
	Griffin Industrial Realty Inc.	255	11
*	Rafael Holdings Inc. Class B	1,136	10
	Union Bankshares Inc.	137	7
	Crawford & Co. Class B	791	6
	Consolidated-Tomoka Land Co.	96	6
	Greene County Bancorp Inc.	181	5
	Medley Management Inc. Class A	1,094	5
	Value Line Inc.	29	1
			147,097
Health Care (6.8%)
*	Bluebird Bio Inc.	10,046	1,799
*	LivaNova plc	16,453	1,547
*	Horizon Pharma plc	55,268	901
*	Halyard Health Inc.	15,841	870
*	Myriad Genetics Inc.	22,100	807
*	Allscripts Healthcare Solutions Inc.	61,555	779
*	Integer Holdings Corp.	10,630	702
	CONMED Corp.	9,299	638
*	Spectrum Pharmaceuticals Inc.	29,420	568
*	Atara Biotherapeutics Inc.	11,141	555
*	Enanta Pharmaceuticals Inc.	5,254	524
*	Amneal Pharmaceuticals Inc.	24,848	490
*,^ Immunomedics Inc.		21,282	469
*	Sarepta Therapeutics Inc.	4,882	458
*	Momenta Pharmaceuticals Inc.	19,313	456
*	ICU Medical Inc.	1,515	441
*	Retrophin Inc.	13,305	373
*	REGENXBIO Inc.	6,778	367
	Analogic Corp.	4,245	355
*	Iovance Biotherapeutics Inc.	23,221	339
	Owens & Minor Inc.	20,559	335
*	Intra-Cellular Therapies Inc.	14,360	334
*	Acorda Therapeutics Inc.	12,604	331
*	Alder Biopharmaceuticals Inc.	17,856	312
*	Haemonetics Corp.	3,434	310
*	Emergent BioSolutions Inc.	5,869	303
*,^ Dynavax Technologies Corp.		18,971	300
*	AMAG Pharmaceuticals Inc.	11,856	290
*	AngioDynamics Inc.	12,352	260
*	Orthofix International NV	4,729	258
*	Kindred Healthcare Inc.	28,826	258
	National HealthCare Corp.	3,788	252
*	LHC Group Inc.	3,254	250
	Ensign Group Inc.	6,837	250
*	Triple-S Management Corp. Class B	6,057	222
	Luminex Corp.	7,719	219
*	Magellan Health Inc.	2,200	201
*	Five Prime Therapeutics Inc.	11,105	195
*	MacroGenics Inc.	8,171	186
*	Collegium Pharmaceutical Inc.	7,957	180
	Invacare Corp.	10,898	180
*	Karyopharm Therapeutics Inc.	9,387	174
*	Abeona Therapeutics Inc.	9,446	167
*	Lannett Co. Inc.	9,545	158

*	Achillion Pharmaceuticals Inc.	45,494	154
*	Intellia Therapeutics Inc.	5,569	151
*	Tivity Health Inc.	4,175	146
*	Stemline Therapeutics Inc.	7,340	144
*	PDL BioPharma Inc.	52,630	141
*	Editas Medicine Inc.	3,628	139
*	Medpace Holdings Inc.	3,251	137
*	Fate Therapeutics Inc.	12,415	136
*	Array BioPharma Inc.	8,312	136
*	Community Health Systems Inc.	32,482	133
*	Zogenix Inc.	2,936	125
*	Voyager Therapeutics Inc.	5,896	117
*	Quality Systems Inc.	6,583	116
*	Novavax Inc.	66,348	108
*	Insmed Inc.	3,669	102
*	CryoLife Inc.	3,362	93
*	Sientra Inc.	5,045	91
*	BioScrip Inc.	33,957	90
*	PTC Therapeutics Inc.	2,618	89
*	Heron Therapeutics Inc.	2,594	85
*	Adamas Pharmaceuticals Inc.	2,825	81
*	Acceleron Pharma Inc.	2,222	79
*	HMS Holdings Corp.	3,631	79
*	Epizyme Inc.	4,458	78
*	Kindred Biosciences Inc.	7,595	77
*	Cross Country Healthcare Inc.	6,243	76
*	Concert Pharmaceuticals Inc.	3,544	72
*	Chimerix Inc.	15,587	71
*	BioTime Inc.	29,810	67
*	Tetraphase Pharmaceuticals Inc.	17,295	64
*	Medicines Co.	1,872	63
	Computer Programs & Systems Inc.	1,884	61
*	Portola Pharmaceuticals Inc.	1,391	56
*	NanoString Technologies Inc.	4,216	54
*	G1 Therapeutics Inc.	1,211	52
*	Providence Service Corp.	709	51
*	Ardelyx Inc.	11,329	45
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,260	44
*	Immune Design Corp.	9,744	44
*	AAC Holdings Inc.	4,045	44
*	Otonomy Inc.	9,790	43
*	Prothena Corp. plc	3,059	41
*	Corvus Pharmaceuticals Inc.	2,972	41
*,^ NantKwest Inc.		9,736	36
*	Anika Therapeutics Inc.	855	35
*	Trevena Inc.	18,237	34
*	BioCryst Pharmaceuticals Inc.	5,115	33
*	Cerus Corp.	4,860	32
*	Clearside Biomedical Inc.	3,141	31
*,^ Akcea Therapeutics Inc.		1,275	31
	Melinta Therapeutics Inc.	4,600	30
	Meridian Bioscience Inc.	1,921	28
*	ARMO BioSciences Inc.	556	28
*	MyoKardia Inc.	576	27
*	Celldex Therapeutics Inc.	45,410	26
	Denali Therapeutics Inc.	1,365	26
*,^ Quotient Ltd.		3,484	25

*	Recro Pharma Inc.	4,537	25
*	R1 RCM Inc.	3,093	25
*	Bellicum Pharmaceuticals Inc.	2,943	24
*	Rhythm Pharmaceuticals Inc.	715	23
*	Novelion Therapeutics Inc.	5,318	22
	Sienna Biopharmaceuticals Inc.	1,464	22
*	Nymox Pharmaceutical Corp.	6,181	22
*	RTI Surgical Inc.	4,576	21
*	Dermira Inc.	2,363	20
*	MediciNova Inc.	2,212	20
*	Cara Therapeutics Inc.	1,289	20
*	Kala Pharmaceuticals Inc.	1,283	20
	Apellis Pharmaceuticals Inc.	943	19
*	Audentes Therapeutics Inc.	507	19
	Phibro Animal Health Corp. Class A	423	19
	Utah Medical Products Inc.	182	19
*	Deciphera Pharmaceuticals Inc.	729	19
*	Mersana Therapeutics Inc.	884	18
*	OraSure Technologies Inc.	1,079	18
*	Conformis Inc.	12,929	18
	Odonate Therapeutics Inc.	695	17
*	NantHealth Inc.	4,841	17
*	Protagonist Therapeutics Inc.	2,253	16
*	Solid Biosciences Inc.	736	16
*	Agenus Inc.	4,034	14
	Dova Pharmaceuticals Inc.	610	13
	Merrimack Pharmaceuticals Inc.	1,459	13
*	Cue Biopharma Inc.	936	12
	National Research Corp.	347	12
*	Minerva Neurosciences Inc.	1,351	12
*	PetIQ Inc.	575	11
*	Accelerate Diagnostics Inc.	524	11
*	Lantheus Holdings Inc.	762	11
*	Codexis Inc.	708	11
	Optinose Inc.	429	10
	Allena Pharmaceuticals Inc.	630	9
*	Athenex Inc.	548	9
	Evolus Inc.	358	9
	Quanterix Corp.	432	8
	OrthoPediatrics Corp.	374	8
*	Tocagen Inc.	831	8
*	resTORbio Inc.	767	7
*	Arsanis Inc.	418	7
*	FONAR Corp.	257	7
*	Genocea Biosciences Inc.	7,055	7
*,^ Rockwell Medical Inc.		1,148	6
	Calyxt Inc.	311	6
*	American Renal Associates Holdings Inc.	388	6
*	Enzo Biochem Inc.	836	5
*	Celcuity Inc.	282	5
*	Miragen Therapeutics Inc.	751	5
*	Spero Therapeutics Inc.	497	5
*	Idera Pharmaceuticals Inc.	2,564	5
*	Aratana Therapeutics Inc.	990	5
*	Athersys Inc.	1,945	5
	scPharmaceuticals Inc.	472	5
	Menlo Therapeutics Inc.	560	5

* Syndax Pharmaceuticals Inc.	377	3
* Neos Therapeutics Inc.	469	3
* Obalon Therapeutics Inc.	1,189	3
* Advaxis Inc.	1,089	2
Aileron Therapeutics Inc.	4	—
* XBiotech Inc.	3	—
		24,363
Materials & Processing (5.9%)
* Allegheny Technologies Inc.	42,607	1,215
* Rexnord Corp.	35,312	1,030
Carpenter Technology Corp.	15,723	942
Commercial Metals Co.	39,184	926
* Cleveland-Cliffs Inc.	100,975	854
Belden Inc.	14,258	788
* GCP Applied Technologies Inc.	24,280	769
Simpson Manufacturing Co. Inc.	11,890	753
* MRC Global Inc.	30,262	625
Innospec Inc.	8,112	622
Kaiser Aluminum Corp.	5,618	619
Tronox Ltd. Class A	30,441	559
Boise Cascade Co.	10,577	505
Hecla Mining Co.	133,497	502
* AK Steel Holding Corp.	106,862	483
* BMC Stock Holdings Inc.	20,986	427
* Gibraltar Industries Inc.	10,748	426
* Coeur Mining Inc.	52,722	425
* Kraton Corp.	7,978	387
Minerals Technologies Inc.	5,162	377
Materion Corp.	6,754	368
Schweitzer-Mauduit International Inc.	8,316	364
US Silica Holdings Inc.	10,722	332
Trinseo SA	4,529	327
Innophos Holdings Inc.	6,532	311
* Century Aluminum Co.	15,856	281
Schnitzer Steel Industries Inc.	8,942	279
PH Glatfelter Co.	14,674	257
* Beacon Roofing Supply Inc.	5,888	247
Mueller Water Products Inc. Class A	20,281	242
* TimkenSteel Corp.	13,391	235
HB Fuller Co.	4,254	219
* Verso Corp.	10,687	216
DMC Global Inc.	4,781	214
American Vanguard Corp.	9,690	209
Tredegar Corp.	8,720	208
Quanex Building Products Corp.	10,813	182
Haynes International Inc.	4,195	179
Stepan Co.	2,447	178
* Unifi Inc.	5,167	163
* Intrepid Potash Inc.	32,829	147
* Clearwater Paper Corp.	5,461	131
* Veritiv Corp.	3,830	127
FutureFuel Corp.	8,645	116
* PQ Group Holdings Inc.	6,737	111
Gold Resource Corp.	17,689	110
Rayonier Advanced Materials Inc.	6,099	109
* Klondex Mines Ltd.	43,121	104
* Armstrong Flooring Inc.	7,499	98

*	Landec Corp.	6,892	97
	Universal Forest Products Inc.	2,385	88
*	Nexeo Solutions Inc.	8,977	87
	Louisiana-Pacific Corp.	2,957	86
	Hawkins Inc.	2,541	80
	Neenah Inc.	973	79
	Olympic Steel Inc.	3,164	73
	Compass Minerals International Inc.	1,039	68
	Greif Inc. Class A	1,153	67
*	Northwest Pipe Co.	3,136	66
*	UFP Technologies Inc.	2,116	65
*	Ryerson Holding Corp.	5,207	64
	Oil-Dri Corp. of America	1,643	64
*	LB Foster Co. Class A	2,725	63
	Eastern Co.	1,964	60
	Worthington Industries Inc.	1,247	60
*	Foundation Building Materials Inc.	3,518	54
*	AgroFresh Solutions Inc.	7,557	53
*	OMNOVA Solutions Inc.	5,192	53
	Valhi Inc.	8,144	52
*	AdvanSix Inc.	1,428	52
	United States Lime & Minerals Inc.	623	49
	LSI Industries Inc.	8,550	47
	Interface Inc. Class A	2,057	47
	Caesarstone Ltd.	2,948	46
*	LSB Industries Inc.	7,629	39
	Core Molding Technologies Inc.	2,590	37
	Griffon Corp.	1,465	33
*	Ampco-Pittsburgh Corp.	2,900	32
*	NL Industries Inc.	2,986	28
	Aceto Corp.	9,755	26
	Insteel Industries Inc.	680	21
	Greif Inc. Class B	312	20
	Global Brass & Copper Holdings Inc.	588	19
*	Shiloh Industries Inc.	1,706	18
*	Lawson Products Inc.	592	14
*	Huttig Building Products Inc.	2,235	13
	CompX International Inc.	556	8
*	Uranium Energy Corp.	3,758	6
*,2 Ferroglobe R&W Trust		19,424	—
			21,232
Other (0.0%)3
*	GreenSky Inc. Class A	729	19
*	Kiniksa Pharmaceuticals Ltd. Class A	350	6
*	Pluralsight Inc. Class A	264	6
*	DocuSign Inc.	93	5
*	Evo Payments Inc. Class A	175	4
	UNITY Biotechnology Inc.	250	4
	Unum Therapeutics Inc.	300	4
*	Victory Capital Holdings Inc. Class A	300	3
	Pivotal Software Inc. Class A	173	3
	Ceridian HCM Holding Inc.	88	3
*,2 NewStar Financial Inc.		6,148	3
*	Bioxcel Therapeutics Inc.	250	3
	Evelo Biosciences Inc.	125	2
	Inspire Medical Systems Inc.	64	2
	Scholar Rock Holding Corp.	89	1

*,2 Media General Inc. CVR		35,434	1
*	Bridgewater Bancshares Inc.	61	1
*,2 Gerber Scientific Inc. CVR		519	—
			70
Producer Durables (11.6%)
*	KLX Inc.	17,081	1,261
*	Darling Ingredients Inc.	55,636	1,045
	SkyWest Inc.	17,211	981
	Korn/Ferry International	17,858	976
	GATX Corp.	12,960	932
	UniFirst Corp.	5,184	921
	Barnes Group Inc.	14,742	876
	Moog Inc. Class A	9,802	799
*	FTI Consulting Inc.	12,836	796
	KBR Inc.	42,402	781
	Convergys Corp.	31,276	739
	Mobile Mini Inc.	14,902	680
*	Chart Industries Inc.	10,394	670
*	Esterline Technologies Corp.	8,865	647
	Werner Enterprises Inc.	16,178	634
	Kaman Corp.	8,584	607
*	Navistar International Corp.	15,893	595
	Cubic Corp.	8,552	595
	Triton International Ltd.	15,936	555
*	Hub Group Inc. Class A	11,066	553
*	Atlas Air Worldwide Holdings Inc.	7,895	538
	AAR Corp.	11,023	493
	ESCO Technologies Inc.	8,640	485
	McGrath RentCorp	7,429	483
	Curtiss-Wright Corp.	3,781	481
	Greenbrier Cos. Inc.	9,377	466
	ACCO Brands Corp.	35,650	460
*	SPX FLOW Inc.	10,436	455
*	TriMas Corp.	15,427	441
	ICF International Inc.	6,082	430
*	Aerovironment Inc.	7,112	411
*	TopBuild Corp.	4,833	406
*	Saia Inc.	4,843	399
*	Navigant Consulting Inc.	15,543	379
	EMCOR Group Inc.	4,932	374
	Federal Signal Corp.	15,186	363
	ArcBest Corp.	7,638	362
*	CBIZ Inc.	17,351	358
	Triumph Group Inc.	16,520	350
	Aircastle Ltd.	16,104	344
*	Sykes Enterprises Inc.	12,070	340
*	TrueBlue Inc.	13,029	336
	Encore Wire Corp.	6,873	333
	MTS Systems Corp.	6,053	317
	Columbus McKinnon Corp.	7,467	309
	Watts Water Technologies Inc. Class A	3,943	303
	Marten Transport Ltd.	13,214	301
*	Modine Manufacturing Co.	16,723	301
*	Huron Consulting Group Inc.	7,420	301
*	SEACOR Holdings Inc.	5,556	290
	Ship Finance International Ltd.	20,195	288
	Wabash National Corp.	14,303	286

*	Aegion Corp. Class A	10,932	281
	ABM Industries Inc.	9,301	265
	Manitowoc Co. Inc.	10,794	264
	Scorpio Tankers Inc.	91,050	264
	Briggs & Stratton Corp.	14,112	260
	Matson Inc.	7,560	259
*	Thermon Group Holdings Inc.	10,907	252
*	Casella Waste Systems Inc. Class A	10,602	250
*	Echo Global Logistics Inc.	8,952	249
	GasLog Ltd.	13,805	248
	Heidrick & Struggles International Inc.	6,218	235
	Kelly Services Inc. Class A	10,342	232
	Actuant Corp. Class A	9,921	232
*	Rush Enterprises Inc. Class A	5,256	226
*	FARO Technologies Inc.	4,161	223
*	Wesco Aircraft Holdings Inc.	19,091	220
*	International Seaways Inc.	10,075	211
	Astec Industries Inc.	3,594	210
*	Tutor Perini Corp.	10,610	210
*	Kratos Defense & Security Solutions Inc.	17,833	200
	Gorman-Rupp Co.	5,974	199
	Titan International Inc.	17,080	198
*	Engility Holdings Inc.	6,089	191
	Essendant Inc.	12,632	177
	Teekay Corp.	21,592	172
	Resources Connection Inc.	10,204	170
	Granite Construction Inc.	2,951	168
	RPX Corp.	15,359	161
	Ennis Inc.	8,576	157
*	Textainer Group Holdings Ltd.	9,136	155
	Scorpio Bulkers Inc.	20,235	149
^	Frontline Ltd.	25,543	147
*	SP Plus Corp.	4,058	146
	LSC Communications Inc.	11,467	145
	CRA International Inc.	2,677	145
*	Evoqua Water Technologies Corp.	7,468	144
	VSE Corp.	2,878	142
*,^ Babcock & Wilcox Enterprises Inc.		56,037	138
	CIRCOR International Inc.	2,822	136
*	CSW Industrials Inc.	2,754	134
	Brady Corp. Class A	3,406	133
	Bristow Group Inc.	11,116	132
	Albany International Corp.	2,093	129
*	Vishay Precision Group Inc.	3,422	128
	Costamare Inc.	17,138	125
	DHT Holdings Inc.	29,321	121
	Littelfuse Inc.	558	121
*	Covenant Transportation Group Inc. Class A	4,003	120
*	PHH Corp.	11,100	120
*	Ducommun Inc.	3,544	120
*	Titan Machinery Inc.	6,433	116
	Park-Ohio Holdings Corp.	2,925	115
*,^ Team Inc.		5,399	115
*	MYR Group Inc.	2,930	114
	Nordic American Tankers Ltd.	46,579	110
*	Gener8 Maritime Inc.	15,825	106
	RR Donnelley & Sons Co.	16,776	105

* Mistras Group Inc.	5,313	102
American Railcar Industries Inc.	2,494	101
Powell Industries Inc.	2,964	100
Hurco Cos. Inc.	2,087	100
* Vectrus Inc.	3,102	99
Herman Miller Inc.	3,033	99
* Layne Christensen Co.	6,173	94
* YRC Worldwide Inc.	8,639	93
Miller Industries Inc.	3,405	91
Quad/Graphics Inc.	4,579	91
Standex International Corp.	890	89
* Sterling Construction Co. Inc.	6,863	87
* Great Lakes Dredge & Dock Corp.	17,231	87
Graham Corp.	3,174	81
* Twin Disc Inc.	2,841	79
^ Teekay Tankers Ltd. Class A	70,930	79
Preformed Line Products Co.	1,007	78
Steelcase Inc. Class A	5,347	77
* CAI International Inc.	3,046	73
* Eagle Bulk Shipping Inc.	12,630	73
Spartan Motors Inc.	4,664	72
Tetra Tech Inc.	1,301	71
FreightCar America Inc.	4,001	68
* Maxwell Technologies Inc.	12,711	65
* Dorian LPG Ltd.	7,878	64
Marlin Business Services Corp.	2,072	61
* Safe Bulkers Inc.	16,973	61
CECO Environmental Corp.	10,526	60
Hawaiian Holdings Inc.	1,559	58
* Overseas Shipholding Group Inc. Class A	15,032	55
Advanced Emissions Solutions Inc.	4,877	54
* IES Holdings Inc.	3,055	54
* Milacron Holdings Corp.	2,681	53
NACCO Industries Inc. Class A	1,368	52
* Liquidity Services Inc.	9,042	51
* Genco Shipping & Trading Ltd.	2,710	50
* DXP Enterprises Inc.	1,273	50
* PHI Inc.	4,086	47
* Gencor Industries Inc.	2,922	46
* Ardmore Shipping Corp.	5,561	45
* Rush Enterprises Inc. Class B	1,022	43
* NV5 Global Inc.	684	43
Franklin Electric Co. Inc.	919	43
Alamo Group Inc.	460	42
* Heritage-Crystal Clean Inc.	2,068	42
Hyster-Yale Materials Handling Inc.	598	40
* DHI Group Inc.	17,114	39
* Orion Group Holdings Inc.	4,942	38
* Blue Bird Corp.	1,999	37
* ServiceSource International Inc.	8,774	37
* Willis Lease Finance Corp.	1,131	36
Systemax Inc.	957	32
General Cable Corp.	1,061	31
Schneider National Inc. Class B	1,058	31
Kimball International Inc. Class B	1,785	29
* Navios Maritime Holdings Inc.	31,681	26
Tennant Co.	322	25

*	Vicor Corp.	546	24
	Navios Maritime Acquisition Corp.	30,640	23
*	Control4 Corp.	859	21
	Knoll Inc.	1,044	21
*	Roadrunner Transportation Systems Inc.	10,563	19
	Universal Logistics Holdings Inc.	720	18
*	Information Services Group Inc.	4,357	18
	Heartland Express Inc.	911	17
*	Daseke Inc.	1,134	11
*	GP Strategies Corp.	438	8
*	InnerWorkings Inc.	926	8
*	Ascent Capital Group Inc. Class A	3,836	8
*	Hill International Inc.	1,159	6
	GrafTech International Ltd.	201	4
*	ExOne Co.	287	2
			41,553
Technology (7.4%)
*	Cree Inc.	33,107	1,543
*	CACI International Inc. Class A	8,280	1,380
*	ViaSat Inc.	17,456	1,093
	Vishay Intertechnology Inc.	44,897	952
*	Tech Data Corp.	10,962	952
	SYNNEX Corp.	7,815	835
*	VeriFone Systems Inc.	34,298	780
*	NetScout Systems Inc.	28,582	772
*	Verint Systems Inc.	18,075	763
*	Sanmina Corp.	23,981	691
*	Plexus Corp.	11,378	662
*	NETGEAR Inc.	10,598	641
*	II-VI Inc.	14,426	634
*	Anixter International Inc.	9,836	602
	TiVo Corp.	40,609	585
	ManTech International Corp. Class A	8,739	471
	Benchmark Electronics Inc.	16,928	469
*	Viavi Solutions Inc.	48,575	462
*	Blucora Inc.	11,863	450
*	TTM Technologies Inc.	24,631	444
*	Infinera Corp.	49,935	439
*	Knowles Corp.	29,841	433
*	Acxiom Corp.	12,947	379
*	Rambus Inc.	27,158	365
	CTS Corp.	10,828	352
*	Insight Enterprises Inc.	7,372	346
*	Cray Inc.	13,581	338
*,^ Finisar Corp.		20,725	336
*	Diodes Inc.	9,770	334
*	ScanSource Inc.	8,481	332
*	Evolent Health Inc. Class A	15,340	314
*	Ambarella Inc.	6,340	310
*	Amkor Technology Inc.	32,695	297
*	Perficient Inc.	10,946	286
*	Veeco Instruments Inc.	15,930	272
*	Super Micro Computer Inc.	10,330	249
	Comtech Telecommunications Corp.	7,779	243
	AVX Corp.	15,591	238
	ADTRAN Inc.	16,407	229
*	Electro Scientific Industries Inc.	10,979	215

*	VASCO Data Security International Inc.	9,374	203
*	Photronics Inc.	22,569	196
*	Glu Mobile Inc.	33,550	189
	Cohu Inc.	7,798	187
*	MicroStrategy Inc. Class A	1,402	182
*	Kimball Electronics Inc.	8,815	165
	Monotype Imaging Holdings Inc.	7,422	160
*,^ Stratasys Ltd.		8,581	160
*	KeyW Holding Corp.	16,571	157
	Park Electrochemical Corp.	6,488	134
*	Virtusa Corp.	2,526	123
*	TechTarget Inc.	4,417	118
	PC Connection Inc.	3,842	114
*	Digi International Inc.	9,281	109
*	Harmonic Inc.	27,613	106
*	Alpha & Omega Semiconductor Ltd.	6,466	100
*	Calix Inc.	14,393	98
	Progress Software Corp.	2,564	97
*	Ribbon Communications Inc.	15,805	96
*	DSP Group Inc.	7,418	95
*	AXT Inc.	12,413	90
*	Limelight Networks Inc.	17,083	84
*	SailPoint Technologies Holding Inc.	3,188	83
*	Sigma Designs Inc.	13,229	82
	CSG Systems International Inc.	1,972	82
*	pdvWireless Inc.	3,103	79
*	Agilysys Inc.	5,264	75
*,^ NeoPhotonics Corp.		11,399	74
*	Bottomline Technologies de Inc.	1,560	74
*	Meet Group Inc.	18,249	67
*	Oclaro Inc.	7,586	65
*	Nanometrics Inc.	1,510	63
	QAD Inc. Class A	1,207	63
*	Acacia Research Corp.	16,186	62
*	Unisys Corp.	4,971	60
*	Sparton Corp.	3,139	58
*	KVH Industries Inc.	5,212	58
*	SMART Global Holdings Inc.	1,274	57
*	Presidio Inc.	3,933	53
	American Software Inc. Class A	3,859	51
	Bel Fuse Inc. Class B	2,576	50
*	Leaf Group Ltd.	4,888	48
*	Mercury Systems Inc.	1,283	47
	Daktronics Inc.	5,179	41
*	GSI Technology Inc.	5,030	38
*	Rudolph Technologies Inc.	1,132	38
*	Rubicon Project Inc.	15,655	37
*	Global Eagle Entertainment Inc.	15,534	35
*	Xcerra Corp.	2,501	34
*	RealNetworks Inc.	8,348	30
*	SecureWorks Corp. Class A	2,848	30
*	EMCORE Corp.	5,433	28
*	ARC Document Solutions Inc.	14,109	27
*	PlayAGS Inc.	1,063	27
*	PCM Inc.	2,140	26
*	Casa Systems Inc.	1,294	25
*	Quantum Corp.	7,901	24

* Telenav Inc.	4,230	23
* CyberOptics Corp.	1,131	19
* SendGrid Inc.	701	19
* Acacia Communications Inc.	571	18
* Revolution Lighting Technologies Inc.	3,881	16
* Avid Technology Inc.	3,230	16
* Aquantia Corp.	1,141	14
* ForeScout Technologies Inc.	446	13
NVE Corp.	116	13
* Radisys Corp.	10,994	8
* ChannelAdvisor Corp.	545	8
* Kopin Corp.	2,246	8
* Digimarc Corp.	269	8
* Red Violet Inc.	862	6
* PDF Solutions Inc.	441	5
^ Tintri Inc.	1,253	1
		26,437
Utilities (6.4%)
IDACORP Inc.	17,139	1,583
WGL Holdings Inc.	17,393	1,534
ALLETE Inc.	17,356	1,333
ONE Gas Inc.	17,707	1,329
Portland General Electric Co.	30,332	1,294
New Jersey Resources Corp.	27,272	1,211
Avista Corp.	21,850	1,146
Spire Inc.	16,010	1,141
Southwest Gas Holdings Inc.	14,488	1,097
PNM Resources Inc.	27,045	1,080
Black Hills Corp.	18,134	1,055
NorthWestern Corp.	16,841	917
South Jersey Industries Inc.	27,049	896
El Paso Electric Co.	13,697	803
Otter Tail Corp.	13,315	615
Northwest Natural Gas Co.	9,615	575
* Iridium Communications Inc.	28,376	431
Pattern Energy Group Inc. Class A	21,082	392
NRG Yield Inc.	22,202	389
Chesapeake Utilities Corp.	4,734	378
Ormat Technologies Inc.	7,136	370
MGE Energy Inc.	6,077	362
SJW Group	5,539	350
Connecticut Water Service Inc.	4,017	259
California Water Service Group	6,194	249
Unitil Corp.	4,910	237
* Intelsat SA	12,285	219
American States Water Co.	3,832	216
NRG Yield Inc. Class A	11,698	204
^ Frontier Communications Corp.	26,623	198
ATN International Inc.	3,545	191
* Cincinnati Bell Inc.	14,095	173
Consolidated Communications Holdings Inc.	9,994	112
Spok Holdings Inc.	6,807	105
Artesian Resources Corp. Class A	2,657	104
Windstream Holdings Inc.	12,643	70
Consolidated Water Co. Ltd.	4,775	63
* AquaVenture Holdings Ltd.	4,088	60
* Hawaiian Telcom Holdco Inc.	2,107	55

*	Globalstar Inc.			68,244	37
	RGC Resources Inc.			1,366	36
	Middlesex Water Co.			793	35
	Genie Energy Ltd. Class B			4,875	27
*	Atlantic Power Corp.			10,909	22
*	ORBCOMM Inc.			1,932	19
	York Water Co.			471	15
	IDT Corp. Class B			2,272	11
	Spark Energy Inc. Class A			517	5
					23,003
	Total Common Stocks (Cost $294,394)				356,829
		Coupon
	Temporary Cash Investments (0.8%)[1]
	Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund	1.961%		28,447	2,845

				Face Amount
			Maturity Date	($000)
	U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.475%	6/21/18	200	200

	Total Temporary Cash Investments (Cost $3,045)				3,045
	Total Investments (100.3%) (Cost $297,439)				359,874
	Other Assets and Liabilities-Net (-0.3%)[5]				(1,114)
	Net Assets (100%)				358,760

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,699,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,868,000 of collateral received for securities on loan.
6 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 2000 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	20	1,634 36
36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	356,825	—	4
Temporary Cash Investments	2,845	200	—

Russell 2000 Value Index Fund

Futures Contracts—Liabilities[1]	(12)	—	—
Total	359,658	200	4
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $297,482,000. Net unrealized appreciation of investment securities for tax purposes was $62,392,000, consisting of unrealized gains of $81,682,000 on securities that had risen in value since their purchase and $19,290,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (15.3%)
*	Grand Canyon Education Inc.	30,394	3,377
*	2U Inc.	33,181	3,146
	Texas Roadhouse Inc. Class A	43,410	2,690
*	Stamps.com Inc.	10,595	2,657
	Churchill Downs Inc.	8,736	2,616
*	Etsy Inc.	78,254	2,531
*	Five Below Inc.	34,975	2,473
*	Planet Fitness Inc. Class A	56,014	2,220
*	Cimpress NV	15,924	2,217
*	Ollie's Bargain Outlet Holdings Inc.	30,843	2,181
*	Scientific Games Corp.	34,468	2,044
	Wolverine World Wide Inc.	60,437	2,026
	Steven Madden Ltd.	38,317	2,025
*	Shutterfly Inc.	21,091	1,986
	Cracker Barrel Old Country Store Inc.	12,453	1,952
	Nexstar Media Group Inc. Class A	28,409	1,884
	Boyd Gaming Corp.	48,787	1,842
*	Avis Budget Group Inc.	46,878	1,828
*	Chegg Inc.	62,949	1,761
*	SiteOne Landscape Supply Inc.	22,013	1,665
*	Weight Watchers International Inc.	21,657	1,631
	World Wrestling Entertainment Inc. Class A	27,402	1,586
*	Taylor Morrison Home Corp. Class A	72,077	1,550
	Red Rock Resorts Inc. Class A	44,711	1,540
	New York Times Co. Class A	66,179	1,506
	Lithia Motors Inc. Class A	15,258	1,491
	Marriott Vacations Worldwide Corp.	12,308	1,480
	Tenneco Inc.	33,025	1,459
	Children's Place Inc.	11,191	1,441
	Cheesecake Factory Inc.	27,791	1,440
	LCI Industries	15,713	1,378
*	Eldorado Resorts Inc.	30,357	1,372
*	Sotheby's	24,702	1,354
*	Trade Desk Inc. Class A	15,753	1,347
*,^	RH	13,029	1,273
	Sinclair Broadcast Group Inc. Class A	46,280	1,268
	Bloomin' Brands Inc.	58,767	1,247
	Jack in the Box Inc.	15,234	1,229
	PriceSmart Inc.	14,331	1,213
	Monro Inc.	20,586	1,155
*	Cavco Industries Inc.	5,526	1,147
	Big Lots Inc.	27,665	1,132
*	Dorman Products Inc.	17,475	1,127
	Matthews International Corp. Class A	20,215	1,112
*	Dave & Buster's Entertainment Inc.	26,324	1,096
	Dana Inc.	45,731	1,020
	Brinker International Inc.	22,862	1,000
	Wingstop Inc.	18,775	950
*	American Woodmark Corp.	9,004	928

*	Fox Factory Holding Corp.	22,691	902
	Papa John's International Inc.	16,815	863
*,^	Shake Shack Inc. Class A	14,450	862
*	Asbury Automotive Group Inc.	12,048	838
*	Pinnacle Entertainment Inc.	23,985	813
*,^	SeaWorld Entertainment Inc.	44,228	785
*	IMAX Corp.	36,224	757
	Strayer Education Inc.	6,865	750
	BJ's Restaurants Inc.	13,014	729
*	Helen of Troy Ltd.	8,032	721
	Nutrisystem Inc.	19,206	716
*	Sleep Number Corp.	25,359	709
	Sturm Ruger & Co. Inc.	11,002	674
	Capella Education Co.	6,960	661
*	Gentherm Inc.	18,625	659
*	Quotient Technology Inc.	49,088	658
	Winnebago Industries Inc.	17,851	647
*	Instructure Inc.	14,159	609
	Columbia Sportswear Co.	6,709	584
*	Crocs Inc.	32,373	578
*	Malibu Boats Inc. Class A	13,306	571
*	Shutterstock Inc.	12,035	570
*	Liberty Media Corp-Liberty Braves Class C	22,370	559
	Ruth's Hospitality Group Inc.	18,979	504
*	Denny's Corp.	30,995	473
	HealthStream Inc.	16,645	464
*,^	LGI Homes Inc.	7,408	451
	Entercom Communications Corp. Class A	64,142	439
*	American Outdoor Brands Corp.	34,744	437
	Dine Brands Global Inc.	6,784	430
	La-Z-Boy Inc.	13,370	417
	Viad Corp.	7,822	414
*	Red Robin Gourmet Burgers Inc.	7,910	398
	Standard Motor Products Inc.	8,693	393
	Camping World Holdings Inc. Class A	20,599	391
*,^	GoPro Inc. Class A	70,371	390
*	XO Group Inc.	11,888	386
*	Lumber Liquidators Holdings Inc.	18,211	385
*	Gray Television Inc.	33,905	373
	MDC Holdings Inc.	11,718	370
*	MCBC Holdings Inc.	11,958
	Oxford Industries Inc.	4,199	346
	Sonic Corp.	13,904	338
	Tailored Brands Inc.	10,018	329
	KB Home	12,188	321
*	Houghton Mifflin Harcourt Co.	46,998	320
*	Chuy's Holdings Inc.	10,798	318
	Marcus Corp.	9,996	315
*	Cooper-Standard Holdings Inc.	2,406	299
*	Nautilus Inc.	19,495	291
	Inter Parfums Inc.	5,262	280
	Travelport Worldwide Ltd.	15,863	278
	Hooker Furniture Corp.	7,454	278
*	Universal Electronics Inc.	9,091	270
*,^	elf Beauty Inc.	13,650	257
*	Penn National Gaming Inc.	6,956	237
*	Hudson Ltd. Class A	13,278	233

	ILG Inc.	6,200	212
	National Vision Holdings Inc.	5,811	212
	Winmark Corp.	1,411	202
*	At Home Group Inc.	5,487	190
*	ZAGG Inc.	12,488	190
*	MarineMax Inc.	8,008	188
	Tile Shop Holdings Inc.	25,825	186
*	Care.com Inc.	8,924	185
*,^	Overstock.com Inc.	5,406	181
*	Bojangles' Inc.	11,497	170
	Entravision Communications Corp. Class A	42,534	170
*	Lindblad Expeditions Holdings Inc.	13,011	156
*	Liberty Media Corp-Liberty Braves Class A	6,255	156
*	Deckers Outdoor Corp.	1,307	148
	Nathan's Famous Inc.	1,725	148
*	Franklin Covey Co.	5,205	146
*	Francesca's Holdings Corp.	23,615	140
*,^	Eros International plc	10,065	136
*	tronc Inc.	8,332	134
	Superior Group of Cos. Inc.	5,550	131
*	Drive Shack Inc.	19,332	126
*	Central Garden & Pet Co. Class A	3,313	126
*	Sportsman's Warehouse Holdings Inc.	23,193	120
*	Habit Restaurants Inc. Class A	13,017	115
*,^	Duluth Holdings Inc.	6,174	107
*	Horizon Global Corp.	15,836	105
*	Bridgepoint Education Inc. Class A	14,664	101
	Carriage Services Inc. Class A	3,887	98
*	America's Car-Mart Inc.	1,566	98
*	M/I Homes Inc.	3,453	96
*	William Lyon Homes Class A	4,004	95
*	TRI Pointe Group Inc.	5,249	91
	Marine Products Corp.	5,102	86
*	Golden Entertainment Inc.	2,508	77
*	J. Jill Inc.	9,682	76
*	Meritage Homes Corp.	1,597	72
	Collectors Universe Inc.	4,782	71
*	1-800-Flowers.com Inc. Class A	5,262	66
*	Noodles & Co. Class A	7,629	66
*	Caesars Entertainment Corp.	5,264	64
*	Potbelly Corp.	3,827	51
*	WideOpenWest Inc.	5,543	49
	Bluegreen Vacations Corp.	2,375	48
*	MDC Partners Inc. Class A	11,290	47
*,^	Eastman Kodak Co.	8,736	45
*	Reading International Inc. Class A	2,840	44
*	Inspired Entertainment Inc.	6,556	43
*	Carvana Co. Class A	1,406	41
*	Revlon Inc. Class A	2,306	40
	National Presto Industries Inc.	302	34
*	Rosetta Stone Inc.	2,065	33
*	Hovnanian Enterprises Inc. Class A	18,249	32
*	Century Communities Inc.	1,037	31
*	Zoe's Kitchen Inc.	3,170	29
*,^	Empire Resorts Inc.	1,145	26
*	Funko Inc. Class A	2,412	24
*	Party City Holdco Inc.	1,486	22

*	Cardlytics Inc.	1,036	21
*	Fiesta Restaurant Group Inc.	837	21
*	Cambium Learning Group Inc.	1,954	20
	Emerald Expositions Events Inc.	899	18
	RCI Hospitality Holdings Inc.	513	16
*	Central Garden & Pet Co.	389	16
*	Hemisphere Media Group Inc. Class A	591	7
*	Sears Holdings Corp.	1,571	4
	Liberty Tax Inc.	386	4
	Fred's Inc. Class A	829	1
			116,990
Consumer Staples (2.3%)
*	Performance Food Group Co.	65,879	2,355
	Lancaster Colony Corp.	12,184	1,536
	J&J Snack Foods Corp.	9,768	1,383
*	Boston Beer Co. Inc. Class A	5,399	1,371
	WD-40 Co.	8,961	1,233
	B&G Foods Inc.	42,654	1,201
	Medifast Inc.	6,882	1,008
	Calavo Growers Inc.	10,355	911
*	USANA Health Sciences Inc.	7,333	858
	National Beverage Corp.	7,587	715
	MGP Ingredients Inc.	7,357	652
	Core-Mark Holding Co. Inc.	29,700	580
	Vector Group Ltd.	29,316	569
	PetMed Express Inc.	12,855	462
	Coca-Cola Bottling Co. Consolidated	3,063	390
	John B Sanfilippo & Son Inc.	5,565	377
*	Freshpet Inc.	16,063	366
*	Chefs' Warehouse Inc.	12,678	345
*	Primo Water Corp.	16,268	276
	Tootsie Roll Industries Inc.	7,753	226
*	Craft Brew Alliance Inc.	8,093	159
	Natural Health Trends Corp.	4,812	106
	Turning Point Brands Inc.	3,247	88
*,^	Castle Brands Inc.	59,531	76
	Limoneira Co.	2,481	60
*	Hostess Brands Inc. Class A	3,056	42
	Dean Foods Co.	3,349	32
*	Lifeway Foods Inc.	3,213	16
			17,393
Energy (1.2%)
*	Matador Resources Co.	63,158	1,773
*	Carrizo Oil & Gas Inc.	50,206	1,268
*	Penn Virginia Corp.	8,321	574
*	Fairmount Santrol Holdings Inc.	89,053	501
*	Keane Group Inc.	32,848	481
*,^	Jagged Peak Energy Inc.	37,206	448
*,^	Tellurian Inc.	39,771	445
*	Ring Energy Inc.	30,455	421
*	ProPetro Holding Corp.	24,524	399
*	Abraxas Petroleum Corp.	92,727	250
*	Select Energy Services Inc. Class A	17,224	246
*	SRC Energy Inc.	17,604	228
*	Sanchez Energy Corp.	47,372	187
*	TPI Composites Inc.	7,020	185

*	Solaris Oilfield Infrastructure Inc. Class A	11,482	177
*	Lilis Energy Inc.	27,417	163
	Evolution Petroleum Corp.	16,106	153
*	Par Pacific Holdings Inc.	7,815	139
	Panhandle Oil and Gas Inc. Class A	5,399	113
*	RigNet Inc.	8,517	101
*	NCS Multistage Holdings Inc.	6,423	98
*	Cactus Inc.	2,718	92
*	Smart Sand Inc.	12,548	77
	FTS International Inc.	2,721	52
*	Isramco Inc.	447	50
*	Gastar Exploration Inc.	57,221	38
*	Liberty Oilfield Services Inc. Class A	1,754	37
*	Nine Energy Service Inc.	1,006	35
*	Bonanza Creek Energy Inc.	897	33
*	SilverBow Resources Inc.	1,060	30
*	Resolute Energy Corp.	736	26
*	Energy XXI Gulf Coast Inc.	2,917	22
*	W&T Offshore Inc.	3,177	22
	CVR Energy Inc.	575	22
*	Ultra Petroleum Corp.	10,948	19
*	Flotek Industries Inc.	3,613	11
	Quintana Energy Services Inc.	838	7
*	Ranger Energy Services Inc.	659	6
*	Rosehill Resources Inc.	314	2
*	Jones Energy Inc. Class A	3,251	2
			8,933
Financial Services (10.3%)
*	Fair Isaac Corp.	19,326	3,557
	Primerica Inc.	28,717	2,824
	Evercore Inc. Class A	24,963	2,606
	Ryman Hospitality Properties Inc.	28,671	2,405
*	Texas Capital Bancshares Inc.	24,768	2,386
*	Green Dot Corp. Class A	30,018	2,139
	EastGroup Properties Inc.	22,073	2,058
	PotlatchDeltic Corp.	38,980	1,968
	Home BancShares Inc.	82,602	1,902
*	Essent Group Ltd.	52,719	1,808
	Financial Engines Inc.	37,963	1,695
*	Blackhawk Network Holdings Inc.	35,443	1,595
	PS Business Parks Inc.	12,815	1,571
	Urban Edge Properties	67,136	1,468
	First Financial Bankshares Inc.	26,666	1,403
	RLI Corp.	20,946	1,376
	ServisFirst Bancshares Inc.	29,909	1,256
	QTS Realty Trust Inc. Class A	31,891	1,203
	Moelis & Co. Class A	20,255	1,200
	Bank of NT Butterfield & Son Ltd.	24,939	1,191
*,^	LendingTree Inc.	4,134	1,070
*	Eagle Bancorp Inc.	16,427	995
	Ameris Bancorp	17,826	993
	Physicians Realty Trust	63,585	968
	Artisan Partners Asset Management Inc. Class A	29,683	959
*	HRG Group Inc.	72,694	922
	National Health Investors Inc.	11,785	870
	Walker & Dunlop Inc.	15,380	863
	Houlihan Lokey Inc. Class A	17,400	851

	Kennedy-Wilson Holdings Inc.	41,233	841
	WisdomTree Investments Inc.	74,734	819
	HFF Inc. Class A	23,789	802
*	Cardtronics plc Class A	29,452	756
	BrightSphere Investment Group plc	48,647	755
	CareTrust REIT Inc.	45,501	750
	EVERTEC Inc.	32,642	712
	Virtu Financial Inc. Class A	22,555	700
*	BofI Holding Inc.	16,250	670
*	PRA Group Inc.	17,234	665
*	LendingClub Corp.	194,312	639
	Rexford Industrial Realty Inc.	20,364	637
	Four Corners Property Trust Inc.	27,623	632
	First Industrial Realty Trust Inc.	17,289	569
	Preferred Bank	8,729	556
	Universal Insurance Holdings Inc.	15,232	543
	Cohen & Steers Inc.	13,801	537
	LegacyTexas Financial Group Inc.	12,731	535
	National General Holdings Corp.	19,449	533
	Washington REIT	18,411	528
	Universal Health Realty Income Trust	8,174	508
	Alexander's Inc.	1,306	506
	FirstCash Inc.	5,555	504
	Kinsale Capital Group Inc.	9,388	497
	Cass Information Systems Inc.	7,737	481
*,^	Trupanion Inc.	14,694	467
	Live Oak Bancshares Inc.	15,019	444
	GEO Group Inc.	17,429	432
	LTC Properties Inc.	10,323	425
	Gramercy Property Trust	15,210	419
	Sabra Health Care REIT Inc.	19,605	406
	Diamond Hill Investment Group Inc.	2,053	402
	Carolina Financial Corp.	9,186	402
*	Third Point Reinsurance Ltd.	29,910	399
*	Marcus & Millichap Inc.	10,413	390
	Armada Hoffler Properties Inc.	25,985	374
*	Pacific Premier Bancorp Inc.	8,901	368
	Terreno Realty Corp.	9,349	356
	American Assets Trust Inc.	9,543	347
	RMR Group Inc. Class A	4,545	344
	Saul Centers Inc.	6,630	329
	Glacier Bancorp Inc.	8,134	317
*	Everi Holdings Inc.	42,156	316
*	Donnelley Financial Solutions Inc.	19,846	305
	Westwood Holdings Group Inc.	5,220	303
	Hamilton Lane Inc. Class A	6,213	291
	WSFS Financial Corp.	5,185	271
	Redfin Corp.	11,899	263
	Opus Bank	8,708	258
	UMH Properties Inc.	16,967	250
*	Health Insurance Innovations Inc. Class A	7,668	245
*	Allegiance Bancshares Inc.	5,290	230
*	Enova International Inc.	6,793	228
	MB Financial Inc.	4,516	223
	Americold Realty Trust	10,751	221
	National Bank Holdings Corp. Class A	5,645	220
	United Insurance Holdings Corp.	10,209	211

* Altisource Portfolio Solutions SA	7,088	208
Columbia Banking System Inc.	4,661	198
* eHealth Inc.	9,187	196
FB Financial Corp.	4,150	170
Guaranty Bancshares Inc.	5,086	166
* National Commerce Corp.	3,559	164
* CorePoint Lodging Inc.	5,598	156
Blue Hills Bancorp Inc.	7,531	154
South State Corp.	1,580	141
ConnectOne Bancorp Inc.	5,372	141
Infinity Property & Casualty Corp.	953	138
Consolidated-Tomoka Land Co.	2,293	138
Investors Title Co.	743	137
Retail Opportunity Investments Corp.	7,355	133
Monmouth Real Estate Investment Corp.	8,219	127
HCI Group Inc.	3,034	126
* First Foundation Inc.	6,454	125
Lakeland Financial Corp.	2,498	122
Union Bankshares Inc.	2,270	115
Guaranty Bancorp	3,126	105
* Veritex Holdings Inc.	3,308	102
* TriState Capital Holdings Inc.	3,915	101
National Storage Affiliates Trust	3,458	97
* Equity Bancshares Inc. Class A	2,426	97
Meridian Bancorp Inc.	4,846	95
* NMI Holdings Inc. Class A	5,569	93
Industrial Logistics Properties Trust	4,092	87
Hingham Institution for Savings	402	86
* Trinity Place Holdings Inc.	11,607	81
* Franklin Financial Network Inc.	2,132	78
Virtus Investment Partners Inc.	614	77
* HarborOne Bancorp Inc.	4,074	75
Silvercrest Asset Management Group Inc. Class A	4,711	75
Pzena Investment Management Inc. Class A	8,282	74
First of Long Island Corp.	2,854	73
Green Bancorp Inc.	3,136	70
Meta Financial Group Inc.	593	67
Investment Technology Group Inc.	2,868	63
Newmark Group Inc. Class A	4,641	62
* Republic First Bancorp Inc.	7,171	62
West Bancorporation Inc.	2,452	61
Community Healthcare Trust Inc.	2,090	58
CoBiz Financial Inc.	2,534	57
City Office REIT Inc.	4,496	56
* Atlantic Capital Bancshares Inc.	2,586	54
MedEquities Realty Trust Inc.	5,152	54
Maiden Holdings Ltd.	5,993	52
Greene County Bancorp Inc.	1,730	52
* BSB Bancorp Inc.	1,504	51
First Connecticut Bancorp Inc.	1,975	51
* Maui Land & Pineapple Co. Inc.	4,134	50
Crawford & Co. Class B	6,207	49
Investar Holding Corp.	1,768	48
Central Pacific Financial Corp.	1,581	47
Charter Financial Corp.	1,840	45
Tompkins Financial Corp.	532	45
Bryn Mawr Bank Corp.	950	45

	People's Utah Bancorp	1,198	44
	Northfield Bancorp Inc.	2,561	42
*	Atlas Financial Holdings Inc.	3,546	38
*	Capstar Financial Holdings Inc.	1,783	36
	Piper Jaffray Cos.	474	35
	Heritage Commerce Corp.	2,020	34
	Stewart Information Services Corp.	772	33
*	Rafael Holdings Inc. Class B	3,375	31
	Safety Income & Growth Inc.	1,532	29
	Ladenburg Thalmann Financial Services Inc.	7,613	27
*	Byline Bancorp Inc.	1,229	27
	Heritage Insurance Holdings Inc.	1,574	27
	Waterstone Financial Inc.	1,332	23
*	Curo Group Holdings Corp.	957	22
	Bankwell Financial Group Inc.	707	22
	Access National Corp.	744	21
	Old Line Bancshares Inc.	607	21
	Midland States Bancorp Inc.	577	19
*	Regional Management Corp.	524	19
	RBB Bancorp	615	19
*	Howard Bancorp Inc.	1,076	19
*	Ocwen Financial Corp.	3,777	17
	GAMCO Investors Inc. Class A	625	16
	NexPoint Residential Trust Inc.	559	15
	Value Line Inc.	768	15
	Western New England Bancorp Inc.	1,406	15
	Sterling Bancorp Inc.	1,055	14
	PICO Holdings Inc.	1,280	14
	Global Medical REIT Inc.	1,430	13
	Merchants Bancorp	496	13
*	Cowen Inc. Class A	798	12
*	Metropolitan Bank Holding Corp.	215	11
	First Financial Northwest Inc.	625	11
*	MoneyGram International Inc.	1,623	11
	Luther Burbank Corp.	864	11
	Clipper Realty Inc.	1,181	11
	Medley Management Inc. Class A	2,288	9
	Southern Missouri Bancorp Inc.	218	8
	MidSouth Bancorp Inc.	465	6
*,^	CPI Card Group Inc.	2,427	6
	CBTX Inc.	203	6
*	Elevate Credit Inc.	678	5
*	Provident Bancorp Inc.	186	4
			78,514
Health Care (25.4%)
*	Nektar Therapeutics Class A	97,463	7,823
*	Exact Sciences Corp.	76,232	4,539
*	Sage Therapeutics Inc.	27,288	4,167
	Encompass Health Corp.	63,800	4,131
*	Insulet Corp.	37,653	3,531
*	Catalent Inc.	86,642	3,402
	Chemed Corp.	10,186	3,321
*	Penumbra Inc.	18,997	3,057
*	Masimo Corp.	29,020	2,874
*	Sarepta Therapeutics Inc.	30,221	2,836
*	Medidata Solutions Inc.	36,503	2,817
*	PRA Health Sciences Inc.	32,080	2,724

*	Integra LifeSciences Holdings Corp.	42,172	2,722
*	Loxo Oncology Inc.	14,795	2,624
	Cantel Medical Corp.	23,555	2,570
*	Haemonetics Corp.	28,338	2,560
*	Ligand Pharmaceuticals Inc.	13,280	2,553
*	Globus Medical Inc.	45,727	2,540
*	Molina Healthcare Inc.	29,840	2,534
*	Neogen Corp.	32,487	2,460
*	FibroGen Inc.	45,160	2,434
*	HealthEquity Inc.	32,668	2,428
*	Blueprint Medicines Corp.	27,537	2,315
*	Bluebird Bio Inc.	12,482	2,235
*	Ultragenyx Pharmaceutical Inc.	28,887	2,115
*	Inogen Inc.	11,170	2,041
*	Amicus Therapeutics Inc.	120,729	2,040
*	ICU Medical Inc.	7,002	2,038
*,^	Teladoc Inc.	37,638	1,916
*	Tenet Healthcare Corp.	52,693	1,867
*	Array BioPharma Inc.	113,401	1,854
*	Supernus Pharmaceuticals Inc.	31,300	1,764
*	AMN Healthcare Services Inc.	30,560	1,727
*	Wright Medical Group NV	68,692	1,715
*	NuVasive Inc.	32,882	1,686
*	Ironwood Pharmaceuticals Inc. Class A	87,314	1,622
*	Merit Medical Systems Inc.	31,506	1,616
*	Syneos Health Inc.	35,426	1,523
*	Spark Therapeutics Inc.	17,914	1,429
*	Nevro Corp.	18,150	1,428
*	Halozyme Therapeutics Inc.	77,346	1,423
	Arena Pharmaceuticals Inc.	31,036	1,419
*	Medicines Co.	41,747	1,414
*	Amedisys Inc.	18,467	1,410
*	Portola Pharmaceuticals Inc.	34,100	1,369
*	Clovis Oncology Inc.	28,484	1,338
*	Select Medical Holdings Corp.	69,619	1,260
*	Global Blood Therapeutics Inc.	25,253	1,216
*	Novocure Ltd.	37,971	1,194
*	Insmed Inc.	42,510	1,184
	Abaxis Inc.	14,214	1,177
*	NxStage Medical Inc.	42,063	1,163
*	Prestige Brands Holdings Inc.	34,590	1,156
*	Quidel Corp.	18,415	1,155
*	Omnicell Inc.	24,245	1,129
*	Aerie Pharmaceuticals Inc.	21,990	1,128
*	Corcept Therapeutics Inc.	59,146	1,094
*	Repligen Corp.	24,344	1,063
*	Magellan Health Inc.	11,415	1,044
*	HMS Holdings Corp.	47,280	1,023
*	Puma Biotechnology Inc.	18,921	1,002
*	Heron Therapeutics Inc.	30,223	985
*	Xencor Inc.	24,598	984
*	Cambrex Corp.	20,999	951
*	Foundation Medicine Inc.	9,348	927
*	Varex Imaging Corp.	24,417	902
*	AnaptysBio Inc.	11,533	897
*	AxoGen Inc.	18,234	895
*	Sangamo Therapeutics Inc.	54,359	894

*	LHC Group Inc.	11,485	884
*	Pacira Pharmaceuticals Inc.	25,678	879
*	BioTelemetry Inc.	20,513	867
*	Madrigal Pharmaceuticals Inc.	3,067	815
*	Cotiviti Holdings Inc.	23,771	811
*	STAAR Surgical Co.	26,388	785
*	Aimmune Therapeutics Inc.	22,963	760
*	ImmunoGen Inc.	64,479	739
*	Intersect ENT Inc.	17,151	731
	US Physical Therapy Inc.	7,828	731
*	Natus Medical Inc.	19,724	728
*	Innoviva Inc.	48,438	716
*	Acceleron Pharma Inc.	20,068	713
*	PTC Therapeutics Inc.	20,957	710
*	Zogenix Inc.	16,636	708
*,^	Radius Health Inc.	24,688	704
*	iRhythm Technologies Inc.	9,209	700
*	Glaukos Corp.	18,532	700
	Ensign Group Inc.	18,601	681
*,^	Theravance Biopharma Inc.	27,372	666
*	Editas Medicine Inc.	17,193	659
*	Biohaven Pharmaceutical Holding Co. Ltd.	18,374	643
*	Cardiovascular Systems Inc.	21,108	635
*,^	TherapeuticsMD Inc.	106,923	632
*	K2M Group Holdings Inc.	26,596	630
*,^	Omeros Corp.	29,385	600
*	OraSure Technologies Inc.	34,629	589
*,^	Flexion Therapeutics Inc.	21,321	578
*,^	MiMedx Group Inc.	66,994	564
*,^	Immunomedics Inc.	25,431	561
*	Tivity Health Inc.	15,955	559
*	MyoKardia Inc.	11,524	549
	Phibro Animal Health Corp. Class A	12,087	546
*	Emergent BioSolutions Inc.	10,453	539
	Atrion Corp.	900	531
*	Genomic Health Inc.	12,891	515
*	Vanda Pharmaceuticals Inc.	28,401	500
*	AtriCure Inc.	20,765	492
*	Revance Therapeutics Inc.	17,488	488
*	CytomX Therapeutics Inc.	18,878	485
*	Cerus Corp.	72,329	477
*	R1 RCM Inc.	59,401	471
*	Heska Corp.	4,261	456
*	Audentes Therapeutics Inc.	11,930	452
*	Assembly Biosciences Inc.	10,592	448
*,^	TG Therapeutics Inc.	33,399	448
*	Providence Service Corp.	6,022	434
*	Surmodics Inc.	8,357	433
*	Esperion Therapeutics Inc.	11,218	432
*	Tabula Rasa HealthCare Inc.	7,896	431
*	NeoGenomics Inc.	36,651	425
*,^	ZIOPHARM Oncology Inc.	85,239	418
*	Tactile Systems Technology Inc.	8,409	417
*	Epizyme Inc.	23,345	407
*	Coherus Biosciences Inc.	25,584	399
*	CryoLife Inc.	14,210	391
*	Quality Systems Inc.	22,119	389

*,^	Geron Corp.	95,635	387
*	Codexis Inc.	25,008	375
*	Amphastar Pharmaceuticals Inc.	23,512	371
*	WaVe Life Sciences Ltd.	7,712	359
*	Cutera Inc.	8,519	358
*	La Jolla Pharmaceutical Co.	11,315	353
*	Eagle Pharmaceuticals Inc.	5,200	351
	Meridian Bioscience Inc.	23,647	350
*	Progenics Pharmaceuticals Inc.	46,045	350
*	BioCryst Pharmaceuticals Inc.	53,805	346
	LeMaitre Vascular Inc.	9,885	337
*	ANI Pharmaceuticals Inc.	5,223	331
	Luminex Corp.	11,669	330
*,^	Accelerate Diagnostics Inc.	16,187	330
*	Lexicon Pharmaceuticals Inc.	27,823	323
*	Anika Therapeutics Inc.	7,735	314
*	Rigel Pharmaceuticals Inc.	96,025	312
*	RadNet Inc.	24,057	306
*,^	Keryx Biopharmaceuticals Inc.	57,453	303
*	CorVel Corp.	5,951	301
*	Endologix Inc.	53,281	299
*	Akebia Therapeutics Inc.	29,398	289
*	G1 Therapeutics Inc.	6,517	282
*	Momenta Pharmaceuticals Inc.	11,896	281
*	Addus HomeCare Corp.	4,863	278
*,^	Achaogen Inc.	22,171	275
*	REGENXBIO Inc.	5,056	274
*	Aclaris Therapeutics Inc.	15,075	272
*	Prothena Corp. plc	19,483	263
*	Reata Pharmaceuticals Inc. Class A	7,337	260
*,^	Synergy Pharmaceuticals Inc.	160,955	256
*	Aduro Biotech Inc.	28,945	255
*	Inovio Pharmaceuticals Inc.	52,764	251
*	Lantheus Holdings Inc.	17,918	251
*	Antares Pharma Inc.	93,235	243
*	GenMark Diagnostics Inc.	33,108	243
*	Cytokinetics Inc.	26,902	242
*	Natera Inc.	20,721	242
*	Accuray Inc.	54,374	239
*	Oxford Immunotec Global plc	16,397	236
*,^	Cara Therapeutics Inc.	15,032	235
*	Kura Oncology Inc.	14,063	234
*	Depomed Inc.	37,328	232
*	Catalyst Pharmaceuticals Inc.	56,438	217
	National Research Corp.	6,102	210
*	ChemoCentryx Inc.	15,980	207
*	Invitae Corp.	27,773	206
*	Corbus Pharmaceuticals Holdings Inc.	31,957	198
*	Surgery Partners Inc.	12,179	198
*,^	MediciNova Inc.	21,154	196
	Utah Medical Products Inc.	1,840	193
*	Pacific Biosciences of California Inc.	74,695	189
*	Durect Corp.	93,771	180
*	Paratek Pharmaceuticals Inc.	17,136	179
*	Capital Senior Living Corp.	16,254	177
*	Dermira Inc.	20,392	177
*	Enzo Biochem Inc.	26,843	174

*	Idera Pharmaceuticals Inc.	84,457	173
*,^	Akcea Therapeutics Inc.	7,118	173
*	Adamas Pharmaceuticals Inc.	5,885	169
*	BioSpecifics Technologies Corp.	3,824	165
*	Civitas Solutions Inc.	10,236	165
*	ARMO BioSciences Inc.	3,295	165
*,^	Rockwell Medical Inc.	28,147	151
*	Athersys Inc.	61,916	151
*	Castlight Health Inc. Class B	41,862	151
^	Denali Therapeutics Inc.	7,745	149
*	Pieris Pharmaceuticals Inc.	25,805	145
*	Fluidigm Corp.	25,394	141
*	MacroGenics Inc.	6,188	141
*,^	ViewRay Inc.	19,415	140
*	Agenus Inc.	41,108	138
*,^	Organovo Holdings Inc.	68,917	136
*	Cross Country Healthcare Inc.	10,870	132
*	Rhythm Pharmaceuticals Inc.	4,029	129
*,^	Novavax Inc.	78,925	129
*	Ocular Therapeutix Inc.	18,703	127
*	Aratana Therapeutics Inc.	24,609	125
*	Minerva Neurosciences Inc.	14,246	125
*	RTI Surgical Inc.	27,510	125
*	Syros Pharmaceuticals Inc.	9,990	124
	Computer Programs & Systems Inc.	3,774	123
*	Orthofix International NV	2,221	121
*	Alder Biopharmaceuticals Inc.	6,914	121
*	Strongbridge Biopharma plc	18,275	119
*	Veracyte Inc.	15,523	119
*	Triple-S Management Corp. Class B	3,237	119
*,^	Mersana Therapeutics Inc.	5,502	115
*,^	Corium International Inc.	13,162	112
*,^	Seres Therapeutics Inc.	13,914	112
*	Selecta Biosciences Inc.	9,229	110
	Apellis Pharmaceuticals Inc.	5,287	108
	Sienna Biopharmaceuticals Inc.	7,123	107
*	Kala Pharmaceuticals Inc.	6,903	105
*,^	Jounce Therapeutics Inc.	9,267	104
*,^	Insys Therapeutics Inc.	15,862	103
*	Acorda Therapeutics Inc.	3,843	101
*	Neos Therapeutics Inc.	14,852	100
*	Calithera Biosciences Inc.	19,439	100
*	Deciphera Pharmaceuticals Inc.	3,876	100
*	Concert Pharmaceuticals Inc.	4,874	100
*	Bellicum Pharmaceuticals Inc.	12,252	99
*	Karyopharm Therapeutics Inc.	5,292	98
*	NewLink Genetics Corp.	18,323	96
*	FONAR Corp.	3,546	95
*	Solid Biosciences Inc.	4,373	94
*	Tocagen Inc.	10,020	94
*,^	Pulse Biosciences Inc.	5,827	92
*	Fate Therapeutics Inc.	7,828	86
*,^	Quotient Ltd.	11,353	82
*,^	Zynerba Pharmaceuticals Inc.	7,515	80
	Odonate Therapeutics Inc.	3,327	80
*	American Renal Associates Holdings Inc.	5,411	78
*	Clearside Biomedical Inc.	7,712	76

*,^	Teligent Inc.	26,982	75
*	Ra Pharmaceuticals Inc.	10,721	74
*,^	PetIQ Inc.	3,763	72
*	Conatus Pharmaceuticals Inc.	16,707	72
*	Fortress Biotech Inc.	20,808	72
*	NanoString Technologies Inc.	5,280	68
*	VBI Vaccines Inc.	21,879	68
*,^	Anavex Life Sciences Corp.	24,651	68
*	Miragen Therapeutics Inc.	9,289	66
	Dova Pharmaceuticals Inc.	2,972	65
	Optinose Inc.	2,764	64
*	Ovid therapeutics Inc.	8,044	63
*	Stemline Therapeutics Inc.	3,136	62
*	Genesis Healthcare Inc.	29,255	61
*	Syndax Pharmaceuticals Inc.	6,872	60
*	Athenex Inc.	3,643	58
^	Evolus Inc.	2,360	58
*	Cue Biopharma Inc.	4,428	57
*,^	XBiotech Inc.	12,007	52
*	Dynavax Technologies Corp.	3,189	50
*	Iovance Biotherapeutics Inc.	3,410	50
*,^	Corindus Vascular Robotics Inc.	66,157	50
	OrthoPediatrics Corp.	2,228	47
	Curis Inc.	16,746	47
^	Quanterix Corp.	2,493	46
	Calyxt Inc.	2,429	46
	Merrimack Pharmaceuticals Inc.	5,065	44
*	Advaxis Inc.	21,988	40
*	Genocea Biosciences Inc.	42,193	39
*	Arsanis Inc.	2,273	39
	scPharmaceuticals Inc.	3,734	37
	Allena Pharmaceuticals Inc.	2,529	36
*	Axovant Sciences Ltd.	20,842	35
*,^	Viveve Medical Inc.	12,763	34
*	resTORbio Inc.	3,387	33
*	Versartis Inc.	21,888	31
*	Spero Therapeutics Inc.	2,831	30
*,^	Asterias Biotherapeutics Inc. Class A	19,830	30
*	Nymox Pharmaceutical Corp.	8,283	29
*	BioScrip Inc.	9,958	26
	Menlo Therapeutics Inc.	3,127	26
*	Celcuity Inc.	1,320	25
*	Collegium Pharmaceutical Inc.	1,073	24
*	Matinas BioPharma Holdings Inc.	41,487	23
*	Protagonist Therapeutics Inc.	3,066	22
*	Kindred Biosciences Inc.	1,983	20
*	Conformis Inc.	13,464	19
*	Edge Therapeutics Inc.	17,804	17
^	Aileron Therapeutics Inc.	2,642	14
*	Immune Design Corp.	2,585	12
*,^	vTv Therapeutics Inc. Class A	4,527	8
*,^	Obalon Therapeutics Inc.	3,175	8
	Restoration Robotics Inc.	2,189	7
*	Oncocyte Corp.	2,137	7
*	Trevena Inc.	1,806	3
	Melinta Therapeutics Inc.	477	3

*	Recro Pharma Inc.	506	3
			194,558
Materials & Processing (7.6%)
	Louisiana-Pacific Corp.	88,432	2,581
*	Trex Co. Inc.	19,125	2,254
	PolyOne Corp.	52,102	2,184
*	Ingevity Corp.	27,542	2,097
*	Summit Materials Inc. Class A	71,750	2,039
	Balchem Corp.	20,536	1,980
	KapStone Paper and Packaging Corp.	56,309	1,937
*	RBC Bearings Inc.	15,170	1,907
	Sensient Technologies Corp.	28,181	1,895
	Cabot Microelectronics Corp.	16,342	1,849
	Trinseo SA	20,125	1,455
*	Builders FirstSource Inc.	71,562	1,401
*	Beacon Roofing Supply Inc.	32,943	1,380
	Compass Minerals International Inc.	20,075	1,313
	Quaker Chemical Corp.	8,398	1,284
	Universal Forest Products Inc.	34,442	1,267
	HB Fuller Co.	24,457	1,261
	Worthington Industries Inc.	25,892	1,242
*	Masonite International Corp.	18,401	1,216
*	JELD-WEN Holding Inc.	43,617	1,194
	Comfort Systems USA Inc.	23,915	1,120
	Mueller Industries Inc.	36,957	1,116
*	Ferro Corp.	54,345	1,112
	US Silica Holdings Inc.	32,317	1,000
*	Patrick Industries Inc.	15,713	952
	Minerals Technologies Inc.	12,857	939
*	Installed Building Products Inc.	13,971	847
	Greif Inc. Class A	14,292	833
	AAON Inc.	26,867	819
	A Schulman Inc.	18,525	811
	Apogee Enterprises Inc.	18,050	788
	Interface Inc. Class A	34,607	786
*	Continental Building Products Inc.	24,604	744
	Mueller Water Products Inc. Class A	60,746	724
	Neenah Inc.	8,901	722
	Advanced Drainage Systems Inc.	23,321	676
*	PGT Innovations Inc.	31,321	648
*	GMS Inc.	21,150	633
*,^	US Concrete Inc.	10,260	625
*	AdvanSix Inc.	16,765	612
	Stepan Co.	8,270	601
	KMG Chemicals Inc.	8,467	566
	Chase Corp.	4,650	553
*	Koppers Holdings Inc.	13,384	539
*	NCI Building Systems Inc.	27,802	532
	Global Brass & Copper Holdings Inc.	12,905	405
	NN Inc.	17,523	379
	Griffon Corp.	16,272	369
	Rayonier Advanced Materials Inc.	20,330	364
	Kronos Worldwide Inc.	14,681	363
	Insteel Industries Inc.	10,564	330
	Myers Industries Inc.	15,217	298
	Simpson Manufacturing Co. Inc.	4,003	253
	Boise Cascade Co.	4,895	234

	Culp Inc.	7,015	218
*	Kraton Corp.	4,178	203
	Greif Inc. Class B	3,151	200
*	OMNOVA Solutions Inc.	18,627	190
	Schweitzer-Mauduit International Inc.	3,785	166
*	Coeur Mining Inc.	19,423	157
	Caesarstone Ltd.	9,508	149
	Omega Flex Inc.	1,879	131
*,^	Uranium Energy Corp.	83,654	126
*	Forterra Inc.	12,283	107
*	PQ Group Holdings Inc.	6,227	102
*	Klondex Mines Ltd.	33,374	80
*	Lawson Products Inc.	3,159	76
*	Huttig Building Products Inc.	11,503	65
*	Shiloh Industries Inc.	6,142	64
*	Landec Corp.	4,351	61
*	BMC Stock Holdings Inc.	2,397	49
*	Foundation Building Materials Inc.	2,921	45
	Hawkins Inc.	1,242	39
*	Verso Corp.	1,751	35
	Quanex Building Products Corp.	1,976	33
*	Century Aluminum Co.	1,834	33
	United States Lime & Minerals Inc.	128	10
	Valhi Inc.	1,035	7
			58,375
Other (0.1%)[2]
*,3	Dyax Corp. CVR Exp. 12/31/2019	73,258	147
*	GreenSky Inc. Class A	2,893	77
*	Kiniksa Pharmaceuticals Ltd. Class A	1,450	25
*	Pluralsight Inc. Class A	1,067	23
*,^,3 Tobira Therapeutics CVR Exp. 12/31/2028		3,989	18
*	DocuSign Inc.	349	17
*	Evo Payments Inc. Class A	677	15
	UNITY Biotechnology Inc.	900	13
*	Victory Capital Holdings Inc. Class A	1,125	13
	Pivotal Software Inc. Class A	636	11
	Ceridian HCM Holding Inc.	316	11
	Unum Therapeutics Inc.	825	10
	Evelo Biosciences Inc.	476	8
*	Bioxcel Therapeutics Inc.	659	7
	Inspire Medical Systems Inc.	228	7
	Scholar Rock Holding Corp.	391	7
*	Smartsheet Inc. Class A	190	5
	Zscaler Inc.	161	4
*	Zuora Inc. Class A	149	3
	Carbon Black Inc.	139	3
	Surface Oncology Inc.	213	3
*	Bridgewater Bancshares Inc.	226	3
*	Goosehead Insurance Inc. Class A	176	3
	Arcus Biosciences Inc.	162	3
*,3	Omthera Pharmaceuticals Inc. CVR	2,001	1
*,3	NewStar Financial Inc.	2,203	1
*,3	Clinical Data CVR	367	—
			438
Producer Durables (14.9%)
	Knight-Swift Transportation Holdings Inc.	81,308	3,308

Littelfuse Inc.	14,593	3,167
Curtiss-Wright Corp.	21,421	2,726
Woodward Inc.	34,552	2,618
MAXIMUS Inc.	41,646	2,536
* ASGN Inc.	32,429	2,497
Brink's Co.	29,703	2,354
EMCOR Group Inc.	28,837	2,190
EnerSys	27,289	2,181
Insperity Inc.	23,472	2,159
* Axon Enterprise Inc.	33,825	2,154
Deluxe Corp.	31,066	2,067
* MasTec Inc.	43,151	2,013
MSA Safety Inc.	21,589	2,008
* Generac Holdings Inc.	39,423	1,975
Kennametal Inc.	52,758	1,964
* Proto Labs Inc.	16,064	1,937
Hillenbrand Inc.	41,013	1,913
Tetra Tech Inc.	33,792	1,857
* Dycom Industries Inc.	19,543	1,821
John Bean Technologies Corp.	20,356	1,797
Applied Industrial Technologies Inc.	24,854	1,734
* Advanced Energy Industries Inc.	25,757	1,688
Healthcare Services Group Inc.	46,232	1,671
Exponent Inc.	16,620	1,634
* TriNet Group Inc.	26,815	1,438
Franklin Electric Co. Inc.	28,375	1,312
* Aerojet Rocketdyne Holdings Inc.	44,879	1,299
* Harsco Corp.	52,146	1,278
* Itron Inc.	22,162	1,265
Allegiant Travel Co. Class A	8,213	1,243
Covanta Holding Corp.	76,043	1,240
* WageWorks Inc.	25,814	1,225
* ExlService Holdings Inc.	21,162	1,200
* TopBuild Corp.	13,764	1,155
Forward Air Corp.	19,194	1,139
Granite Construction Inc.	19,988	1,137
Hawaiian Holdings Inc.	29,852	1,105
Herman Miller Inc.	32,918	1,078
HNI Corp.	28,005	1,039
* Paylocity Holding Corp.	17,205	1,028
EnPro Industries Inc.	13,730	1,011
* Electronics For Imaging Inc.	29,567	988
* Advanced Disposal Services Inc.	40,565	948
* SPX Corp.	27,555	944
Brady Corp. Class A	23,446	914
General Cable Corp.	30,502	904
Albany International Corp.	14,566	896
Sun Hydraulics Corp.	17,798	886
Raven Industries Inc.	23,357	883
* Herc Holdings Inc.	15,675	857
Tennant Co.	10,863	856
US Ecology Inc.	14,121	856
Watts Water Technologies Inc. Class A	10,445	804
* Air Transport Services Group Inc.	37,985	798
Badger Meter Inc.	18,218	797
* OSI Systems Inc.	11,421	783
Altra Industrial Motion Corp.	18,609	769

*	Milacron Holdings Corp.	38,510	759
	Schneider National Inc. Class B	25,081	739
	AZZ Inc.	16,779	726
	H&E Equipment Services Inc.	20,354	704
	Kadant Inc.	7,008	684
	Lindsay Corp.	6,810	670
	Primoris Services Corp.	25,484	664
	Douglas Dynamics Inc.	14,266	657
	Standex International Corp.	6,433	642
	Steelcase Inc. Class A	44,185	636
	Multi-Color Corp.	8,888	617
	Knoll Inc.	29,613	598
*	Saia Inc.	7,169	591
	Heartland Express Inc.	28,906	540
	ABM Industries Inc.	18,350	522
	Kforce Inc.	14,965	504
	Alamo Group Inc.	5,314	490
*	Astronics Corp.	13,602	479
*	Atkore International Group Inc.	21,367	462
	Actuant Corp. Class A	19,608	458
*	Lydall Inc.	10,859	455
	Matson Inc.	12,843	440
*	Vicor Corp.	9,827	431
	Astec Industries Inc.	6,857	401
*	Rush Enterprises Inc. Class A	9,277	399
	Barrett Business Services Inc.	4,613	398
*	Control4 Corp.	15,077	374
	Hyster-Yale Materials Handling Inc.	5,596	373
	Argan Inc.	9,436	365
*	Evoqua Water Technologies Corp.	17,996	347
	Mesa Laboratories Inc.	2,108	335
	REV Group Inc.	19,707	334
	Kimball International Inc. Class B	20,501	333
	TTEC Holdings Inc.	9,070	320
*	DXP Enterprises Inc.	7,866	307
*	SPX FLOW Inc.	6,868	299
*,^	Plug Power Inc.	148,602	278
	Forrester Research Inc.	6,570	278
	Barnes Group Inc.	4,415	262
	CIRCOR International Inc.	5,322	256
*	NV5 Global Inc.	3,980	250
*	InnerWorkings Inc.	28,015	246
	Hackett Group Inc.	15,054	242
*	Kratos Defense & Security Solutions Inc.	21,518	241
*,^	Energous Corp.	12,302	227
	Quad/Graphics Inc.	11,359	225
	Federal Signal Corp.	9,277	222
	Wabash National Corp.	10,528	211
	Allied Motion Technologies Inc.	4,321	209
	Spartan Motors Inc.	12,900	200
*,^	Energy Recovery Inc.	23,618	196
*	CSW Industrials Inc.	3,998	194
	Systemax Inc.	5,733	189
	KBR Inc.	10,196	188
*	Daseke Inc.	19,435	185
*,^	Team Inc.	8,650	184
*	MYR Group Inc.	4,622	180

*	HC2 Holdings Inc.	26,657	164
	Moog Inc. Class A	1,928	157
*	FARO Technologies Inc.	2,795	150
*	Willdan Group Inc.	4,911	140
*	GP Strategies Corp.	7,202	139
*	ServiceSource International Inc.	32,224	135
*	Commercial Vehicle Group Inc.	16,162	128
*	SP Plus Corp.	3,354	121
*	Casella Waste Systems Inc. Class A	5,094	120
*	CAI International Inc.	4,977	120
*	Hill International Inc.	19,878	110
*	Heritage-Crystal Clean Inc.	5,391	109
	ArcBest Corp.	2,221	105
	Kaman Corp.	1,460	103
*	Radiant Logistics Inc.	23,897	97
	Universal Logistics Holdings Inc.	3,866	96
*	Napco Security Technologies Inc.	7,716	91
^	EnviroStar Inc.	2,321	89
*	Ardmore Shipping Corp.	10,367	84
	BG Staffing Inc.	4,431	82
	RR Donnelley & Sons Co.	12,639	79
*	Blue Bird Corp.	4,018	75
*	Tutor Perini Corp.	3,678	73
*	Rush Enterprises Inc. Class B	1,673	71
	McGrath RentCorp	1,034	67
*	Orion Group Holdings Inc.	8,589	67
*	Navistar International Corp.	1,770	66
*	Sykes Enterprises Inc.	2,308	65
	Marlin Business Services Corp.	1,896	56
*,^	Aqua Metals Inc.	15,746	55
*	Information Services Group Inc.	13,423	54
*	Hudson Technologies Inc.	23,571	52
*	Sterling Construction Co. Inc.	4,030	51
*	YRC Worldwide Inc.	4,587	49
*	StarTek Inc.	6,664	45
*,^	ExOne Co.	6,666	45
*	Vectrus Inc.	1,350	43
*	TrueBlue Inc.	1,629	42
	Advanced Emissions Solutions Inc.	3,761	42
*	Mistras Group Inc.	1,123	22
*	Great Lakes Dredge & Dock Corp.	3,377	17
	Miller Industries Inc.	533	14
	GrafTech International Ltd.	731	13
*	Willis Lease Finance Corp.	205	7
			114,270
Technology (20.6%)
*	GrubHub Inc.	55,656	5,967
*	Aspen Technology Inc.	47,366	4,417
*	EPAM Systems Inc.	32,274	3,975
	MKS Instruments Inc.	34,927	3,919
*	Nutanix Inc.	71,085	3,799
*	Zendesk Inc.	64,593	3,610
	Monolithic Power Systems Inc.	25,873	3,410
*	Paycom Software Inc.	31,946	3,369
*	Proofpoint Inc.	28,261	3,303
	Entegris Inc.	92,103	3,233
*	RingCentral Inc. Class A	42,160	3,194

	Blackbaud Inc.	30,911	3,013
*	Integrated Device Technology Inc.	86,770	2,884
*	Silicon Laboratories Inc.	27,215	2,874
*	HubSpot Inc.	22,575	2,736
	Science Applications International Corp.	27,795	2,458
*	RealPage Inc.	41,296	2,426
*	Lumentum Holdings Inc.	40,098	2,356
*	Ellie Mae Inc.	21,926	2,331
*	Yelp Inc. Class A	51,726	2,216
*	Twilio Inc. Class A	40,255	2,173
*	Ciena Corp.	93,128	2,147
*	Semtech Corp.	42,446	2,054
*	New Relic Inc.	19,804	2,012
*	ACI Worldwide Inc.	75,600	1,826
	InterDigital Inc.	22,472	1,772
*	CommVault Systems Inc.	25,149	1,719
*	Cornerstone OnDemand Inc.	34,386	1,701
*	Qualys Inc.	20,837	1,603
	Plantronics Inc.	21,388	1,558
*	Cirrus Logic Inc.	41,276	1,547
*	Envestnet Inc.	28,217	1,493
	Brooks Automation Inc.	45,098	1,474
	Pegasystems Inc.	23,756	1,469
	Power Integrations Inc.	18,597	1,398
*	Pure Storage Inc. Class A	62,931	1,350
*	Novanta Inc.	20,784	1,348
*	Box Inc.	52,477	1,348
*	Rogers Corp.	11,700	1,333
*	Five9 Inc.	34,572	1,206
*,^	Ubiquiti Networks Inc.	14,557	1,202
*	Q2 Holdings Inc.	20,687	1,182
	Ebix Inc.	15,546	1,160
*	Coupa Software Inc.	20,962	1,119
*	MINDBODY Inc. Class A	27,854	1,097
*,^	iRobot Corp.	17,461	1,090
*	Bottomline Technologies de Inc.	22,755	1,082
*	Imperva Inc.	22,098	1,072
*	Groupon Inc. Class A	219,768	1,057
*	Cloudera Inc.	64,219	1,042
*	Mercury Systems Inc.	27,940	1,032
*	Varonis Systems Inc.	12,818	995
	Progress Software Corp.	24,960	945
*	GTT Communications Inc.	20,104	945
*	Synaptics Inc.	22,274	936
	Methode Electronics Inc.	23,240	933
*,^	Inphi Corp.	27,217	919
*,^	3D Systems Corp.	71,001	878
*	Fabrinet	23,585	829
*	SPS Commerce Inc.	10,936	814
*	Oclaro Inc.	94,721	811
*	Acxiom Corp.	26,523	777
*	Blackline Inc.	18,375	765
*	ePlus Inc.	8,359	760
	CSG Systems International Inc.	17,762	735
*	MaxLinear Inc.	39,863	731
*	KEMET Corp.	35,907	717
*	Okta Inc.	12,620	709

*	LivePerson Inc.	35,738	692
*	Syntel Inc.	21,412	674
	NIC Inc.	41,662	639
*	Carbonite Inc.	16,330	634
*	FormFactor Inc.	46,610	632
	Xperi Corp.	31,631	625
*	Virtusa Corp.	12,752	619
*	PROS Holdings Inc.	17,280	611
*	Rudolph Technologies Inc.	18,189	609
*	Alarm.com Holdings Inc.	13,437	597
*,^	MACOM Technology Solutions Holdings Inc.	26,337	594
*	Hortonworks Inc.	33,371	593
*	Extreme Networks Inc.	68,265	588
*,^	Applied Optoelectronics Inc.	12,209	571
*	Rapid7 Inc.	17,888	566
	Diebold Nixdorf Inc.	48,925	563
*,^	Finisar Corp.	34,231	555
*	Nanometrics Inc.	12,957	544
*	Viavi Solutions Inc.	55,491	528
*	Alteryx Inc. Class A	15,254	519
*	Everbridge Inc.	11,119	512
*	Vocera Communications Inc.	18,793	508
*	Apptio Inc. Class A	15,178	501
*	II-VI Inc.	11,281	496
*	Web.com Group Inc.	24,825	485
*	SailPoint Technologies Holding Inc.	18,467	482
*	CalAmp Corp.	22,610	480
*	CEVA Inc.	14,091	475
*	Lattice Semiconductor Corp.	79,240	456
*	TrueCar Inc.	45,777	449
*	MicroStrategy Inc. Class A	3,447	447
*	Ambarella Inc.	8,940	437
*	Ultra Clean Holdings Inc.	24,650	434
*	Inovalon Holdings Inc. Class A	41,689	434
*	Workiva Inc.	16,483	429
*	Axcelis Technologies Inc.	19,958	424
*	USA Technologies Inc.	31,438	423
*	Insight Enterprises Inc.	8,995	422
*	Xcerra Corp.	30,472	420
	SYNNEX Corp.	3,843	410
*,^	Tucows Inc. Class A	5,874	368
*	Appfolio Inc.	6,116	362
*	Acacia Communications Inc.	11,110	359
*,^	Benefitfocus Inc.	10,344	347
*	Endurance International Group Holdings Inc.	37,008	331
*	Loral Space & Communications Inc.	8,342	320
	NVE Corp.	2,880	318
*,^	Stratasys Ltd.	16,227	302
*	Ichor Holdings Ltd.	12,111	301
*,^	Immersion Corp.	18,714	284
*	Verint Systems Inc.	6,701	283
	Monotype Imaging Holdings Inc.	13,047	282
*	Model N Inc.	15,434	275
*,^	Unisys Corp.	22,727	274
*	Rambus Inc.	18,198	245
*	Yext Inc.	15,288	235
*	ChannelAdvisor Corp.	15,679	232

*	TTM Technologies Inc.	12,802	231
*	Quantenna Communications Inc.	14,351	230
*	Brightcove Inc.	22,322	229
*	Blucora Inc.	5,963	226
*	Diodes Inc.	6,593	226
*	PDF Solutions Inc.	17,162	217
	QAD Inc. Class A	4,156	215
*	Impinj Inc.	11,865	212
*	A10 Networks Inc.	32,629	210
*	Evolent Health Inc. Class A	9,432	193
*	Zix Corp.	35,116	190
*	Upland Software Inc.	5,229	187
*	Digimarc Corp.	6,220	182
*	Mitek Systems Inc.	20,713	179
*	Presidio Inc.	12,854	172
*	MobileIron Inc.	37,562	162
*	SMART Global Holdings Inc.	3,616	161
*	Tech Data Corp.	1,750	152
	Internap Corp.	12,911	140
	American Software Inc. Class A	10,368	137
	Simulations Plus Inc.	7,020	135
*	Super Micro Computer Inc.	5,540	134
*	Ooma Inc.	11,258	133
*	VeriFone Systems Inc.	5,721	130
*	Limelight Networks Inc.	26,455	130
	Reis Inc.	5,930	128
*	Kopin Corp.	35,894	127
*	PlayAGS Inc.	4,912	124
*	ViaSat Inc.	1,911	120
*	Amber Road Inc.	12,896	117
*	TechTarget Inc.	4,086	110
*	SendGrid Inc.	4,131	110
	Daktronics Inc.	13,546	108
*,^	VirnetX Holding Corp.	32,519	104
*	Iteris Inc.	16,464	84
*,^	MicroVision Inc.	50,694	83
*,^	Aerohive Networks Inc.	20,476	82
*	Clearfield Inc.	7,491	81
*	ForeScout Technologies Inc.	2,664	80
*	Avid Technology Inc.	15,548	79
*	Pixelworks Inc.	18,092	75
	Cohu Inc.	2,982	72
*	Intevac Inc.	12,876	61
*,^	Park City Group Inc.	7,989	59
*	Telenav Inc.	9,589	51
*,^	Akoustis Technologies Inc.	7,622	50
*	CyberOptics Corp.	2,515	43
*,^	Veritone Inc.	1,976	40
*	Casa Systems Inc.	2,080	40
*	VASCO Data Security International Inc.	1,746	38
*	EMCORE Corp.	7,337	37
*	Perficient Inc.	1,409	37
*	Aquantia Corp.	2,778	33
*	Amkor Technology Inc.	3,445	31
	Bel Fuse Inc. Class B	1,566	30
*	PCM Inc.	2,341	29
*	Meet Group Inc.	6,468	24

*	Majesco			3,704	21
*	Glu Mobile Inc.			3,470	20
*	Alpha & Omega Semiconductor Ltd.			708	11
*	Quantum Corp.			3,295	10
*,^	Ominto Inc.			8,676	9
*	Sparton Corp.			336	6
*	Global Eagle Entertainment Inc.			1,633	4
*	Revolution Lighting Technologies Inc.			830	4
	Tintri Inc.			7,726	3
*	Radisys Corp.			3,398	3
					157,441
Utilities (1.8%)
	j2 Global Inc.			30,090	2,541
*	Vonage Holdings Corp.			133,444	1,528
	Cogent Communications Holdings Inc.			27,270	1,396
*	8x8 Inc.			58,046	1,085
	Shenandoah Telecommunications Co.			30,028	958
	American States Water Co.			16,171	910
	California Water Service Group			19,227	774
	MGE Energy Inc.			10,976	655
	Ormat Technologies Inc.			12,513	648
*	Boingo Wireless Inc.			24,551	528
	Middlesex Water Co.			8,902	396
*	ORBCOMM Inc.			40,369	390
	Consolidated Communications Holdings Inc.			23,309	261
	York Water Co.			7,375	242
	Southwest Gas Holdings Inc.			3,046	231
	Pattern Energy Group Inc. Class A			10,506	195
	New Jersey Resources Corp.			4,368	194
*,^	Gogo Inc.			36,420	187
*	Globalstar Inc.			237,190	129
*	Atlantic Power Corp.			55,228	113
*	Pure Cycle Corp.			11,020	103
	Chesapeake Utilities Corp.			1,155	92
	Spark Energy Inc. Class A			6,706	67
	Global Water Resources Inc.			6,669	61
	RGC Resources Inc.			1,703	45
	IDT Corp. Class B			6,785	33
					13,762
Total Common Stocks (Cost $594,640)					760,674
		Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
4,5	Vanguard Market Liquidity Fund	1.961%		155,186	15,520

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.916%	9/6/18	100	99
6	United States Treasury Bill	2.078%	11/15/18	150	149
					248
Total Temporary Cash Investments (Cost $15,767)					15,768

Total Investments (101.5%) (Cost $610,407)	776,442
Other Assets and Liabilities-Net (-1.5%)[5,6]	(11,769)
Net Assets (100%)	764,673

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,527,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $12,240,000 of collateral received for securities on loan.
6 Securities with a value of $248,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2018	46	3,759 105

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Russell 2000 Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	760,507	—	167
Temporary Cash Investments	15,520	248	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	775,992	248	167
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $610,411,000. Net unrealized appreciation of investment securities for tax purposes was $166,031,000, consisting of unrealized gains of $202,499,000 on securities that had risen in value since their purchase and $36,468,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	17,278	28,157
	Home Depot Inc.	50,603	9,440
	Walt Disney Co.	64,665	6,432
	Comcast Corp. Class A	199,746	6,228
*	Netflix Inc.	17,397	6,117
	McDonald's Corp.	34,079	5,453
	Walmart Inc.	60,799	5,018
*	Booking Holdings Inc.	2,083	4,393
	NIKE Inc. Class B	55,246	3,967
	Costco Wholesale Corp.	18,471	3,662
	Lowe's Cos. Inc.	35,343	3,358
	Starbucks Corp.	57,995	3,287
	Time Warner Inc.	32,659	3,075
	TJX Cos. Inc.	26,940	2,433
	General Motors Co.	55,887	2,386
*	Charter Communications Inc. Class A	7,507	1,960
	Ford Motor Co.	163,206	1,885
	Marriott International Inc. Class A	12,991	1,758
	Twenty-First Century Fox Inc. Class A	43,862	1,691
	Target Corp.	22,648	1,651
*,^ Tesla Inc.		5,572	1,587
*	eBay Inc.	40,602	1,532
	Estee Lauder Cos. Inc. Class A	9,251	1,382
	Ross Stores Inc.	15,823	1,248
	Las Vegas Sands Corp.	15,235	1,228
	Yum! Brands Inc.	14,283	1,162
	VF Corp.	13,738	1,115
	Aptiv plc	11,428	1,114
	Carnival Corp.	17,061	1,063
	Dollar General Corp.	11,574	1,012
*	O'Reilly Automotive Inc.	3,550	956
	Hilton Worldwide Holdings Inc.	11,612	937
*	Dollar Tree Inc.	9,834	812
	Royal Caribbean Cruises Ltd.	7,305	767
*	AutoZone Inc.	1,168	758
	Omnicom Group Inc.	9,946	717
	CBS Corp. Class B	14,095	710
	Best Buy Co. Inc.	10,313	704
	Twenty-First Century Fox Inc.	18,381	702
	MGM Resorts International	21,222	667
	Wynn Resorts Ltd.	3,385	663
	Expedia Group Inc.	5,189	628
	Yum China Holdings Inc.	15,613	614
	DR Horton Inc.	14,409	608
*	Ulta Beauty Inc.	2,458	607
	Tiffany & Co.	4,552	595
	Genuine Parts Co.	6,031	548
	Lear Corp.	2,725	540
*	CarMax Inc.	7,710	531

		Market
		Value
	Shares	($000)
* Mohawk Industries Inc.	2,603	531
Tapestry Inc.	12,016	525
PVH Corp.	3,227	516
Lennar Corp. Class A	9,427	488
Newell Brands Inc.	20,636	487
Kohl's Corp.	7,147	477
* Chipotle Mexican Grill Inc. Class A	1,079	464
Macy's Inc.	13,242	462
Domino's Pizza Inc.	1,838	462
Darden Restaurants Inc.	5,266	460
Wyndham Worldwide Corp.	4,188	454
Nielsen Holdings plc	15,015	453
* Liberty Media Corp-Liberty SiriusXM C	9,555	441
* Norwegian Cruise Line Holdings Ltd.	8,418	441
BorgWarner Inc.	8,974	438
^ Whirlpool Corp.	2,950	427
* Lululemon Athletica Inc.	4,012	421
* NVR Inc.	140	419
Sirius XM Holdings Inc.	58,717	417
Hasbro Inc.	4,790	416
* Burlington Stores Inc.	2,833	414
* LKQ Corp.	12,995	413
Vail Resorts Inc.	1,706	411
Aramark	10,315	400
Viacom Inc. Class B	14,743	400
Advance Auto Parts Inc.	3,058	393
Tractor Supply Co.	5,276	392
* Qurate Retail Group Inc. QVC Group Class A	18,841	383
* Michael Kors Holdings Ltd.	6,594	378
Interpublic Group of Cos. Inc.	16,263	368
Fortune Brands Home & Security Inc.	6,360	357
L Brands Inc.	10,118	343
PulteGroup Inc.	11,319	342
* ServiceMaster Global Holdings Inc.	5,649	323
Ralph Lauren Corp. Class A	2,296	309
KAR Auction Services Inc.	5,773	305
Garmin Ltd.	5,061	304
News Corp. Class A	20,064	302
Service Corp. International	8,024	294
Harley-Davidson Inc.	7,077	291
Gentex Corp.	11,949	287
Polaris Industries Inc.	2,554	286
Hanesbrands Inc.	15,624	285
* Liberty Broadband Corp.	4,035	278
Foot Locker Inc.	5,135	277
Gap Inc.	9,895	277
* DISH Network Corp. Class A	9,314	275
Coty Inc. Class A	19,594	260
Goodyear Tire & Rubber Co.	10,437	255
* WABCO Holdings Inc.	2,095	253
Nordstrom Inc.	5,034	247
H&R Block Inc.	8,968	246
Pool Corp.	1,706	244
Toll Brothers Inc.	6,122	242

		Market
		Value
	Shares	($000)
Dunkin' Brands Group Inc.	3,764	241
* Bright Horizons Family Solutions Inc.	2,358	239
* Live Nation Entertainment Inc.	5,585	238
* TripAdvisor Inc.	4,445	232
Leggett & Platt Inc.	5,586	231
Mattel Inc.	14,845	230
Brunswick Corp.	3,607	229
* Discovery Communications Inc.	11,346	224
* Liberty Media Corp-Liberty Formula One	6,945	219
Carter's Inc.	1,943	212
Adient plc	3,973	212
* Grand Canyon Education Inc.	1,886	210
* Madison Square Garden Co. Class A	756	198
* GCI Liberty Inc. - Class A	4,728	198
Williams-Sonoma Inc.	3,502	194
Thor Industries Inc.	2,080	193
Delphi Technologies plc	3,824	192
* 2U Inc.	1,936	184
* Under Armour Inc.	9,600	182
Texas Roadhouse Inc. Class A	2,908	180
Six Flags Entertainment Corp.	2,729	176
* Stamps.com Inc.	690	173
Churchill Downs Inc.	566	169
* Five Below Inc.	2,365	167
Extended Stay America Inc.	7,864	166
ILG Inc.	4,745	162
* Etsy Inc.	4,925	159
* Visteon Corp.	1,274	159
* Skechers U.S.A. Inc. Class A	5,443	158
Hyatt Hotels Corp. Class A	1,924	157
* Wayfair Inc.	1,700	157
* Planet Fitness Inc. Class A	3,904	155
Cinemark Holdings Inc.	4,548	154
* Deckers Outdoor Corp.	1,343	152
American Eagle Outfitters Inc.	6,825	152
* Discovery Communications Inc. Class A	7,112	150
* Cimpress NV	1,034	144
* Hilton Grand Vacations Inc.	3,596	143
Dana Inc.	6,265	140
* Urban Outfitters Inc.	3,256	135
Cable One Inc.	207	134
Wolverine World Wide Inc.	3,996	134
* Ollie's Bargain Outlet Holdings Inc.	1,893	134
John Wiley & Sons Inc. Class A	1,960	133
Wendy's Co.	8,177	132
* Scientific Games Corp.	2,193	130
Boyd Gaming Corp.	3,432	130
Tribune Media Co. Class A	3,516	126
* Shutterfly Inc.	1,334	126
Nexstar Media Group Inc. Class A	1,884	125
* Under Armour Inc. Class A	5,938	124
* Chegg Inc.	4,433	124
Steven Madden Ltd.	2,320	123
Dick's Sporting Goods Inc.	3,286	120

		Market
		Value
	Shares	($000)
* Avis Budget Group Inc.	3,079	120
New York Times Co. Class A	5,207	118
Cracker Barrel Old Country Store Inc.	746	117
* Penn National Gaming Inc.	3,425	117
Signet Jewelers Ltd.	2,696	116
* Adtalem Global Education Inc.	2,398	114
* AMC Networks Inc. Class A	1,995	114
Marriott Vacations Worldwide Corp.	941	113
International Game Technology plc	4,476	113
Aaron's Inc.	2,763	110
* Helen of Troy Ltd.	1,215	109
Bed Bath & Beyond Inc.	5,963	108
Red Rock Resorts Inc. Class A	3,133	108
* AutoNation Inc.	2,348	107
Columbia Sportswear Co.	1,226	107
Lions Gate Entertainment Corp. Class B	4,873	106
* Taylor Morrison Home Corp. Class A	4,906	105
Choice Hotels International Inc.	1,303	105
* SiteOne Landscape Supply Inc.	1,349	102
* TRI Pointe Group Inc.	5,853	101
Graham Holdings Co. Class B	171	99
* Weight Watchers International Inc.	1,309	99
Children's Place Inc.	759	98
Cheesecake Factory Inc.	1,857	96
TEGNA Inc.	9,186	95
* Tempur Sealy International Inc.	2,038	94
* Liberty Broadband Corp. Class A	1,376	94
Tupperware Brands Corp.	2,195	93
Jack in the Box Inc.	1,144	92
KB Home	3,462	91
Tenneco Inc.	2,057	91
* Sotheby's	1,652	91
Bloomin' Brands Inc.	4,258	90
Lithia Motors Inc. Class A	924	90
Brinker International Inc.	2,058	90
Travelport Worldwide Ltd.	5,066	89
LCI Industries	998	88
* Michaels Cos. Inc.	4,748	87
* Murphy USA Inc.	1,272	85
World Wrestling Entertainment Inc. Class A	1,450	84
* Cooper-Standard Holdings Inc.	662	82
* Liberty Expedia Holdings Inc. Class A	1,884	82
Sinclair Broadcast Group Inc. Class A	2,957	81
* Eldorado Resorts Inc.	1,788	81
Meredith Corp.	1,604	81
PriceSmart Inc.	953	81
* Trade Desk Inc. Class A	942	81
* Central Garden & Pet Co. Class A	2,117	80
* Liberty Media Corp-Liberty SiriusXM A	1,731	80
* Cavco Industries Inc.	385	80
* RH	817	80
Monro Inc.	1,388	78
* Dorman Products Inc.	1,201	77
* Sally Beauty Holdings Inc.	5,110	77

		Market
		Value
	Shares	($000)
* Floor & Decor Holdings Inc. Class A	1,644	77
Lennar Corp. Class B	1,864	77
* G-III Apparel Group Ltd.	1,815	76
* Meritage Homes Corp.	1,675	76
Matthews International Corp. Class A	1,353	74
Callaway Golf Co.	3,897	74
Penske Automotive Group Inc.	1,525	73
* Cars.com Inc.	2,857	73
* Dave & Buster's Entertainment Inc.	1,742	73
Abercrombie & Fitch Co.	2,970	71
* Pandora Media Inc.	9,704	70
Big Lots Inc.	1,684	69
* Meritor Inc.	3,255	68
La-Z-Boy Inc.	2,160	67
Wingstop Inc.	1,324	67
Tailored Brands Inc.	2,017	66
* Caesars Entertainment Corp.	5,368	65
MDC Holdings Inc.	2,056	65
Group 1 Automotive Inc.	919	65
* Pinnacle Entertainment Inc.	1,902	64
DSW Inc. Class A	2,668	64
* Fox Factory Holding Corp.	1,593	63
AMERCO	196	63
Caleres Inc.	1,718	61
* Liberty Media Corp-Liberty Formula One Class A	2,009	61
* Shake Shack Inc. Class A	1,008	60
Oxford Industries Inc.	720	59
* Crocs Inc.	3,320	59
Papa John's International Inc.	1,140	59
* Asbury Automotive Group Inc.	839	58
* American Axle & Manufacturing Holdings Inc.	3,687	58
GameStop Corp. Class A	4,349	57
Cooper Tire & Rubber Co.	2,216	57
* American Woodmark Corp.	539	56
* SeaWorld Entertainment Inc.	3,059	54
* IMAX Corp.	2,580	54
Guess? Inc.	2,718	53
Strayer Education Inc.	487	53
Dillard's Inc. Class A	650	53
* MSG Networks Inc.	2,740	53
Office Depot Inc.	22,335	53
* Career Education Corp.	3,397	52
Gannett Co. Inc.	4,930	52
Dine Brands Global Inc.	797	51
Capella Education Co.	532	51
* Sleep Number Corp.	1,783	50
* LGI Homes Inc.	813	50
* Gentherm Inc.	1,393	49
* Hudson Ltd. Class A	2,754	48
Scholastic Corp.	1,056	48
Sturm Ruger & Co. Inc.	771	47
* Quotient Technology Inc.	3,477	47
CSS Industries Inc.	2,873	46
* Kirkland's Inc.	3,616	46

		Market
		Value
	Shares	($000)
* Fossil Group Inc.	2,115	46
Sonic Corp.	1,904	46
* Liberty TripAdvisor Holdings Inc. Class A	3,096	45
* Instructure Inc.	1,051	45
Winnebago Industries Inc.	1,245	45
* Liberty Media Corp-Liberty Braves	1,795	45
Standard Motor Products Inc.	970	44
* Vista Outdoor Inc.	2,563	43
Chico's FAS Inc.	5,117	43
BJ's Restaurants Inc.	760	43
Inter Parfums Inc.	790	42
* Belmond Ltd. Class A	3,476	42
Nutrisystem Inc.	1,079	40
* Fitbit Inc. Class A	7,222	39
Buckle Inc.	1,543	39
Viad Corp.	736	39
Entercom Communications Corp. Class A	5,652	39
* Genesco Inc.	880	38
International Speedway Corp. Class A	920	38
* Gray Television Inc.	3,459	38
* Stoneridge Inc.	1,183	37
Lions Gate Entertainment Corp. Class A	1,566	36
AMC Entertainment Holdings Inc. Class A	2,432	36
* Denny's Corp.	2,355	36
HealthStream Inc.	1,270	35
* M/I Homes Inc.	1,266	35
* Hertz Global Holdings Inc.	2,320	35
National Vision Holdings Inc.	957	35
New Media Investment Group Inc.	2,079	35
* Red Robin Gourmet Burgers Inc.	687	35
Ruth's Hospitality Group Inc.	1,298	34
* Laureate Education Inc. Class A	2,117	34
Lifetime Brands Inc.	3,145	34
* Shutterstock Inc.	722	34
* Malibu Boats Inc. Class A	796	34
Marcus Corp.	1,074	34
* Express Inc.	3,852	33
* JC Penney Co. Inc.	13,477	33
* American Outdoor Brands Corp.	2,515	32
EW Scripps Co. Class A	2,525	32
Ethan Allen Interiors Inc.	1,344	32
* William Lyon Homes Class A	1,311	31
National Presto Industries Inc.	273	31
* Fiesta Restaurant Group Inc.	1,232	31
* Houghton Mifflin Harcourt Co.	4,445	30
* American Public Education Inc.	693	30
* Lumber Liquidators Holdings Inc.	1,340	28
* K12 Inc.	1,749	28
Camping World Holdings Inc. Class A	1,468	28
Finish Line Inc. Class A	2,013	27
* Carvana Co. Class A	929	27
* Regis Corp.	1,530	26
Cato Corp. Class A	1,134	26
Tower International Inc.	877	26

		Market
		Value
	Shares	($000)
* Carrols Restaurant Group Inc.	2,006	26
* Ascena Retail Group Inc.	7,864	26
Acushnet Holdings Corp.	1,068	26
* QuinStreet Inc.	1,860	25
National CineMedia Inc.	3,417	25
* Overstock.com Inc.	742	25
* MarineMax Inc.	1,052	25
Winmark Corp.	172	25
Hooker Furniture Corp.	649	24
* Hibbett Sports Inc.	915	24
Superior Industries International Inc.	1,377	24
* GoPro Inc. Class A	4,339	24
* Century Communities Inc.	749	23
* Universal Electronics Inc.	748	22
Haverty Furniture Cos. Inc.	1,083	22
* Monarch Casino & Resort Inc.	486	22
* Beazer Homes USA Inc.	1,425	22
Movado Group Inc.	438	21
* MCBC Holdings Inc.	727	21
* Zumiez Inc.	877	21
* Chuy's Holdings Inc.	709	21
* Nautilus Inc.	1,379	21
* America's Car-Mart Inc.	329	21
* XO Group Inc.	629	20
Rent-A-Center Inc.	2,116	20
* Central European Media Enterprises Ltd. Class A	5,175	20
* ZAGG Inc.	1,275	19
* Care.com Inc.	924	19
Barnes & Noble Inc.	3,208	19
Citi Trends Inc.	617	19
Shoe Carnival Inc.	560	18
* Motorcar Parts of America Inc.	823	18
* tronc Inc.	1,092	18
* elf Beauty Inc.	926	17
* Biglari Holdings Inc. Class B	81	17
* Del Taco Restaurants Inc.	1,417	17
* Eros International plc	1,238	17
* Party City Holdco Inc.	1,124	17
* Conn's Inc.	712	16
Johnson Outdoors Inc. Class A	212	16
* Boot Barn Holdings Inc.	669	16
* Golden Entertainment Inc.	519	16
Sonic Automotive Inc. Class A	722	15
Carriage Services Inc. Class A	605	15
* Franklin Covey Co.	540	15
* Perry Ellis International Inc.	548	15
* Drive Shack Inc.	2,271	15
* Rosetta Stone Inc.	913	15
* 1-800-Flowers.com Inc. Class A	1,174	15
RCI Hospitality Holdings Inc.	442	14
* El Pollo Loco Holdings Inc.	1,330	14
Bassett Furniture Industries Inc.	497	14
* Barnes & Noble Education Inc.	2,104	13
* Daily Journal Corp.	59	13

		Market
		Value
	Shares	($000)
* Lands' End Inc.	666	13
* Reading International Inc. Class A	835	13
Flexsteel Industries Inc.	338	13
Tile Shop Holdings Inc.	1,724	12
Entravision Communications Corp. Class A	3,094	12
* Revlon Inc. Class A	702	12
Nathan's Famous Inc.	141	12
* Vera Bradley Inc.	1,033	12
* At Home Group Inc.	339	12
Weyco Group Inc.	338	12
* MDC Partners Inc. Class A	2,668	11
* Habit Restaurants Inc. Class A	1,257	11
* Sportsman's Warehouse Holdings Inc.	2,115	11
* Hovnanian Enterprises Inc. Class A	5,863	10
* Francesca's Holdings Corp.	1,745	10
Clear Channel Outdoor Holdings Inc. Class A	2,248	10
Speedway Motorsports Inc.	556	9
* J. Jill Inc.	1,165	9
Pier 1 Imports Inc.	3,612	9
* Biglari Holdings Inc.	8	9
* Century Casinos Inc.	1,006	9
* Zoe's Kitchen Inc.	860	8
* Horizon Global Corp.	1,167	8
Tilly's Inc. Class A	561	8
* Duluth Holdings Inc.	427	7
Big 5 Sporting Goods Corp.	902	7
* Del Frisco's Restaurant Group Inc.	557	7
Hamilton Beach Brands Holding Co. Class A	255	7
* Container Store Group Inc.	915	7
* Potbelly Corp.	526	7
Collectors Universe Inc.	465	7
* New Home Co. Inc.	684	7
* Bridgepoint Education Inc. Class A	968	7
* Clarus Corp.	887	7
* Delta Apparel Inc.	340	6
Libbey Inc.	886	6
* Vitamin Shoppe Inc.	1,121	6
* VOXX International Corp. Class A	941	5
* Build-A-Bear Workshop Inc.	646	5
* FTD Cos. Inc.	794	5
* Eastman Kodak Co.	773	4
* Funko Inc. Class A	350	3
Liberty Tax Inc.	321	3
* Sequential Brands Group Inc.	1,577	3
Roku Inc.	82	3
^ Fluent Inc.	942	3
Fred's Inc. Class A	1,664	2
* Iconix Brand Group Inc.	2,429	2
		168,832
Consumer Staples (5.3%)
Procter & Gamble Co.	108,104	7,910
Coca-Cola Co.	164,399	7,069
PepsiCo Inc.	60,353	6,050
Philip Morris International Inc.	65,963	5,247

		Market
		Value
	Shares	($000)
Altria Group Inc.	81,163	4,524
CVS Health Corp.	43,165	2,736
Mondelez International Inc. Class A	60,583	2,379
Colgate-Palmolive Co.	36,437	2,299
Walgreens Boots Alliance Inc.	36,418	2,272
Constellation Brands Inc. Class A	6,868	1,532
Kimberly-Clark Corp.	14,616	1,474
Kraft Heinz Co.	25,450	1,463
Sysco Corp.	20,430	1,329
Archer-Daniels-Midland Co.	23,404	1,023
General Mills Inc.	23,822	1,007
Kroger Co.	37,515	913
Dr Pepper Snapple Group Inc.	7,606	907
* Monster Beverage Corp.	17,686	905
Tyson Foods Inc. Class A	11,874	801
Kellogg Co.	10,397	669
Clorox Co.	5,433	657
Conagra Brands Inc.	16,420	609
Brown-Forman Corp. Class B	10,072	570
Hershey Co.	6,104	550
McCormick & Co. Inc.	5,070	512
JM Smucker Co.	4,612	496
Church & Dwight Co. Inc.	10,475	492
Molson Coors Brewing Co. Class B	7,211	445
Bunge Ltd.	5,929	412
Hormel Foods Corp.	11,348	407
Lamb Weston Holdings Inc.	6,079	388
Ingredion Inc.	3,010	335
Pinnacle Foods Inc.	5,066	324
* US Foods Holding Corp.	8,879	317
* Herbalife Nutrition Ltd.	5,374	273
Campbell Soup Co.	7,408	249
* Post Holdings Inc.	2,781	214
Nu Skin Enterprises Inc. Class A	2,240	183
Energizer Holdings Inc.	2,583	157
Casey's General Stores Inc.	1,578	153
Flowers Foods Inc.	7,358	149
* Performance Food Group Co.	3,644	130
* Sprouts Farmers Market Inc.	5,337	116
* Hain Celestial Group Inc.	4,451	114
Brown-Forman Corp. Class A	2,064	113
* Edgewell Personal Care Co.	2,479	108
* TreeHouse Foods Inc.	2,174	104
Lancaster Colony Corp.	817	103
* United Natural Foods Inc.	2,158	98
Sanderson Farms Inc.	889	87
* Boston Beer Co. Inc. Class A	339	86
J&J Snack Foods Corp.	588	83
Spectrum Brands Holdings Inc.	1,042	83
WD-40 Co.	603	83
Vector Group Ltd.	4,112	80
B&G Foods Inc.	2,772	78
Medifast Inc.	521	76
* Rite Aid Corp.	44,978	72

		Market
		Value
	Shares	($000)
Universal Corp.	1,061	70
Calavo Growers Inc.	700	62
Village Super Market Inc. Class A	2,078	60
Fresh Del Monte Produce Inc.	1,310	59
* Cal-Maine Foods Inc.	1,190	57
MGP Ingredients Inc.	602	53
* USANA Health Sciences Inc.	453	53
National Beverage Corp.	541	51
* Hostess Brands Inc. Class A	3,643	50
* Diplomat Pharmacy Inc.	1,996	47
* Pilgrim's Pride Corp.	2,400	47
Seaboard Corp.	11	45
Core-Mark Holding Co. Inc.	2,007	39
SpartanNash Co.	1,564	39
Dean Foods Co.	3,990	38
Andersons Inc.	1,114	36
PetMed Express Inc.	948	34
SUPERVALU Inc.	1,733	32
John B Sanfilippo & Son Inc.	461	31
Weis Markets Inc.	553	30
* Chefs' Warehouse Inc.	1,051	29
* Cadiz Inc.	2,198	28
* Freshpet Inc.	1,175	27
Coca-Cola Bottling Co. Consolidated	198	25
Tootsie Roll Industries Inc.	812	24
Ingles Markets Inc. Class A	792	23
* Primo Water Corp.	1,149	20
* Craft Brew Alliance Inc.	706	14
Limoneira Co.	518	13
* Farmer Brothers Co.	383	11
* Seneca Foods Corp. Class A	391	11
Natural Health Trends Corp.	417	9
Alico Inc.	292	9
* GNC Holdings Inc. Class A	2,838	9
* Natural Grocers by Vitamin Cottage Inc.	680	7
Turning Point Brands Inc.	231	6
* Castle Brands Inc.	4,435	6
* Smart & Final Stores Inc.	1,163	5
* Nature's Sunshine Products Inc.	472	4
* Lifeway Foods Inc.	698	4
		63,232
Energy (6.1%)
Exxon Mobil Corp.	182,271	14,808
Chevron Corp.	81,319	10,108
Schlumberger Ltd.	58,627	4,026
ConocoPhillips	50,255	3,387
EOG Resources Inc.	24,665	2,906
Occidental Petroleum Corp.	32,536	2,740
Valero Energy Corp.	18,307	2,219
Phillips 66	18,069	2,105
Halliburton Co.	37,076	1,844
Marathon Petroleum Corp.	20,240	1,600
Anadarko Petroleum Corp.	22,838	1,594
Pioneer Natural Resources Co.	7,115	1,374

		Market
		Value
	Shares	($000)
Kinder Morgan Inc.	81,646	1,362
ONEOK Inc.	16,041	1,093
Andeavor	6,605	954
Williams Cos. Inc.	35,196	945
Devon Energy Corp.	22,129	920
* Concho Resources Inc.	6,209	853
Marathon Oil Corp.	35,685	765
Noble Energy Inc.	20,161	720
Hess Corp.	11,880	718
National Oilwell Varco Inc.	15,805	655
Apache Corp.	16,023	641
Baker Hughes a GE Co.	17,806	616
HollyFrontier Corp.	7,550	583
* Cheniere Energy Inc.	8,612	574
EQT Corp.	9,860	508
Diamondback Energy Inc.	4,127	498
Cabot Oil & Gas Corp.	19,435	444
Targa Resources Corp.	8,871	431
Cimarex Energy Co.	3,997	371
Helmerich & Payne Inc.	4,609	306
* WPX Energy Inc.	16,420	299
* Parsley Energy Inc. Class A	9,776	288
* Energen Corp.	4,177	283
* Transocean Ltd.	20,492	259
* Continental Resources Inc.	3,803	256
* Newfield Exploration Co.	8,264	242
* RSP Permian Inc.	5,408	237
* First Solar Inc.	3,486	236
Murphy Oil Corp.	6,993	215
Whiting Petroleum Corp.	4,026	211
PBF Energy Inc. Class A	4,412	208
Delek US Holdings Inc.	3,630	202
* Antero Resources Corp.	10,059	192
Patterson-UTI Energy Inc.	9,009	186
* Chesapeake Energy Corp.	40,288	180
Valvoline Inc.	8,564	175
McDermott International Inc.	7,630	166
* PDC Energy Inc.	2,700	163
CNX Resources Corp.	9,942	161
Range Resources Corp.	9,784	155
* Apergy Corp.	3,305	143
* Oasis Petroleum Inc.	10,824	141
* Weatherford International plc	38,090	129
* QEP Resources Inc.	10,564	128
SM Energy Co.	4,828	126
* SRC Energy Inc.	9,477	123
Ensco plc Class A	18,768	122
* Centennial Resource Development Inc. Class A	6,855	121
Peabody Energy Corp.	2,763	120
* Matador Resources Co.	3,911	110
Golar LNG Ltd.	4,062	106
* Southwestern Energy Co.	22,203	105
Nabors Industries Ltd.	13,679	102
* Callon Petroleum Co.	8,422	100

			Market
			Value
		Shares	($000)
	Oceaneering International Inc.	4,069	97
*	Dril-Quip Inc.	1,770	85
*	Rowan Cos. plc Class A	5,227	82
*	Oil States International Inc.	2,210	78
*	Extraction Oil & Gas Inc.	4,530	77
*	Carrizo Oil & Gas Inc.	3,012	76
*	California Resources Corp.	2,041	75
	SemGroup Corp. Class A	2,826	71
*	Gulfport Energy Corp.	6,420	71
*	Denbury Resources Inc.	15,693	67
*	NOW Inc.	4,644	65
*	Kosmos Energy Ltd.	8,246	64
*	Laredo Petroleum Inc.	6,889	64
*	Superior Energy Services Inc.	5,790	63
	Arch Coal Inc. Class A	758	62
*	Noble Corp. plc	10,987	61
	World Fuel Services Corp.	2,906	61
	Archrock Inc.	5,200	60
*	C&J Energy Services Inc.	2,230	60
*	Exterran Corp.	2,126	59
*	CONSOL Energy Inc.	1,242	55
*	Newpark Resources Inc.	4,535	49
*	Penn Virginia Corp.	712	49
*	Sunrun Inc.	3,993	48
*	Unit Corp.	2,166	47
*	WildHorse Resource Development Corp.	1,737	47
*	SunCoke Energy Inc.	3,444	47
*	ProPetro Holding Corp.	2,701	44
*	Helix Energy Solutions Group Inc.	5,684	43
*	Forum Energy Technologies Inc.	2,830	40
*	Resolute Energy Corp.	1,073	38
*	Diamond Offshore Drilling Inc.	2,094	38
	RPC Inc.	2,287	38
*	Bonanza Creek Energy Inc.	1,003	37
*	Fairmount Santrol Holdings Inc.	6,184	35
*	Renewable Energy Group Inc.	1,800	32
	Warrior Met Coal Inc.	1,178	32
*	W&T Offshore Inc.	4,671	32
*	Ring Energy Inc.	2,284	32
*	Cactus Inc.	930	31
	Green Plains Inc.	1,454	31
*,^ Tellurian Inc.		2,755	31
*	Talos Energy Inc.	956	31
*	Keane Group Inc.	1,960	29
	TerraForm Power Inc. Class A	2,532	28
	CVR Energy Inc.	742	28
*	Halcon Resources Corp.	5,612	27
*	Jagged Peak Energy Inc.	2,180	26
*	TETRA Technologies Inc.	6,171	26
*	HighPoint Resources Corp.	3,629	26
*	Clean Energy Fuels Corp.	8,091	26
*	Par Pacific Holdings Inc.	1,435	26
*	SunPower Corp. Class A	2,976	25
*	Select Energy Services Inc. Class A	1,632	23

		Market
		Value
	Shares	($000)
* SandRidge Energy Inc.	1,585	23
* Matrix Service Co.	1,151	22
* REX American Resources Corp.	280	21
* Abraxas Petroleum Corp.	7,765	21
* Pioneer Energy Services Corp.	3,526	19
* SEACOR Marine Holdings Inc.	760	18
* Sanchez Energy Corp.	4,418	17
* Geospace Technologies Corp.	1,447	16
Panhandle Oil and Gas Inc. Class A	769	16
* Mammoth Energy Services Inc.	410	15
* TPI Composites Inc.	551	14
Gulf Island Fabrication Inc.	1,321	14
* Era Group Inc.	1,047	14
* Ultra Petroleum Corp.	7,579	13
* Natural Gas Services Group Inc.	575	13
* Lilis Energy Inc.	2,212	13
* Cloud Peak Energy Inc.	3,576	13
Evolution Petroleum Corp.	1,359	13
* CARBO Ceramics Inc.	1,298	12
* Trecora Resources	867	12
* Energy XXI Gulf Coast Inc.	1,505	11
* Basic Energy Services Inc.	834	11
* RigNet Inc.	859	10
* Nine Energy Service Inc.	270	9
* Key Energy Services Inc.	555	9
* SilverBow Resources Inc.	323	9
* Flotek Industries Inc.	2,909	9
* Ameresco Inc. Class A	746	9
FTS International Inc.	398	8
* NCS Multistage Holdings Inc.	493	8
* Ranger Energy Services Inc.	763	7
* Midstates Petroleum Co. Inc.	561	7
* Eclipse Resources Corp.	4,453	7
Frank's International NV	967	7
* Independence Contract Drilling Inc.	1,655	7
* Smart Sand Inc.	1,083	7
* Pacific Ethanol Inc.	1,971	7
* Solaris Oilfield Infrastructure Inc. Class A	421	6
Hallador Energy Co.	840	6
* Approach Resources Inc.	2,034	6
* Gastar Exploration Inc.	8,766	6
* Contango Oil & Gas Co.	1,111	5
* Vivint Solar Inc.	1,189	5
Adams Resources & Energy Inc.	102	5
* Isramco Inc.	38	4
* Parker Drilling Co.	6,082	3
Quintana Energy Services Inc.	125	1
		71,761
Financial Services (21.0%)
JPMorgan Chase & Co.	148,397	15,880
* Berkshire Hathaway Inc. Class B	82,285	15,760
Bank of America Corp.	410,872	11,932
Wells Fargo & Co.	189,781	10,246
Visa Inc. Class A	77,872	10,179

		Market
		Value
	Shares	($000)
Mastercard Inc. Class A	39,722	7,552
Citigroup Inc.	110,633	7,378
* PayPal Holdings Inc.	47,971	3,937
Goldman Sachs Group Inc.	14,855	3,355
US Bancorp	66,558	3,327
American Express Co.	30,657	3,014
PNC Financial Services Group Inc.	20,366	2,921
BlackRock Inc.	5,285	2,823
Charles Schwab Corp.	50,251	2,795
Morgan Stanley	53,990	2,707
Chubb Ltd.	19,521	2,551
American Tower Corp.	17,952	2,484
CME Group Inc.	14,314	2,332
Bank of New York Mellon Corp.	40,919	2,240
S&P Global Inc.	10,930	2,159
Simon Property Group Inc.	13,083	2,096
American International Group Inc.	38,454	2,030
Capital One Financial Corp.	20,163	1,895
Crown Castle International Corp.	16,904	1,761
MetLife Inc.	38,093	1,752
Intercontinental Exchange Inc.	24,496	1,737
BB&T Corp.	33,074	1,736
Prudential Financial Inc.	17,877	1,731
Marsh & McLennan Cos. Inc.	21,435	1,723
Progressive Corp.	24,562	1,525
State Street Corp.	15,417	1,482
Aon plc	10,587	1,481
Travelers Cos. Inc.	11,506	1,479
Aflac Inc.	32,381	1,459
Prologis Inc.	22,578	1,453
Fidelity National Information Services Inc.	14,006	1,432
Allstate Corp.	15,138	1,415
SunTrust Banks Inc.	19,831	1,339
Public Storage	6,292	1,333
Equinix Inc.	3,272	1,298
* Fiserv Inc.	17,640	1,281
T. Rowe Price Group Inc.	9,999	1,214
Moody's Corp.	7,004	1,195
Weyerhaeuser Co.	31,767	1,186
Synchrony Financial	33,336	1,154
Discover Financial Services	15,210	1,123
M&T Bank Corp.	5,863	1,009
AvalonBay Communities Inc.	5,912	979
Equity Residential	15,251	976
* Worldpay Inc. Class A	12,013	955
Digital Realty Trust Inc.	8,676	933
Northern Trust Corp.	8,995	922
Fifth Third Bancorp	29,139	891
Welltower Inc.	15,410	888
Ameriprise Financial Inc.	6,327	877
Regions Financial Corp.	47,640	869
KeyCorp	44,069	857
Hartford Financial Services Group Inc.	15,816	828
Ventas Inc.	15,103	826

		Market
		Value
	Shares	($000)
Citizens Financial Group Inc.	20,133	822
Boston Properties Inc.	6,555	798
Willis Towers Watson plc	5,210	787
* SBA Communications Corp. Class A	4,886	772
* FleetCor Technologies Inc.	3,801	758
TD Ameritrade Holding Corp.	12,347	731
* E*TRADE Financial Corp.	11,411	723
Global Payments Inc.	6,411	713
Comerica Inc.	7,306	689
* SVB Financial Group	2,197	686
Huntington Bancshares Inc.	45,598	678
Essex Property Trust Inc.	2,827	676
Host Hotels & Resorts Inc.	30,844	667
Total System Services Inc.	7,778	663
First Republic Bank	6,571	654
Principal Financial Group Inc.	11,417	637
Realty Income Corp.	11,914	635
* Markel Corp.	578	634
Lincoln National Corp.	9,326	618
MSCI Inc. Class A	3,763	612
* Square Inc.	10,143	591
XL Group Ltd.	10,625	591
* CBRE Group Inc. Class A	12,398	573
Equifax Inc.	5,024	573
Broadridge Financial Solutions Inc.	4,949	571
Alexandria Real Estate Equities Inc.	4,524	565
Loews Corp.	11,356	555
GGP Inc.	26,035	528
Raymond James Financial Inc.	5,398	521
Vornado Realty Trust	7,287	508
TransUnion	7,394	507
Annaly Capital Management Inc.	48,463	505
Ally Financial Inc.	19,604	503
Arthur J Gallagher & Co.	7,525	499
Extra Space Storage Inc.	5,146	495
HCP Inc.	19,804	475
Franklin Resources Inc.	14,036	471
Cboe Global Markets Inc.	4,798	468
Invesco Ltd.	16,884	461
Zions Bancorporation	8,293	455
Cincinnati Financial Corp.	6,477	449
Mid-America Apartment Communities Inc.	4,791	448
Nasdaq Inc.	4,855	446
East West Bancorp Inc.	6,222	432
Alliance Data Systems Corp.	2,047	432
Duke Realty Corp.	15,001	422
FNF Group	11,288	417
Torchmark Corp.	4,888	415
UDR Inc.	11,335	413
Jack Henry & Associates Inc.	3,262	408
* Arch Capital Group Ltd.	5,197	408
Reinsurance Group of America Inc. Class A	2,719	406
Voya Financial Inc.	7,507	390
Iron Mountain Inc.	11,641	388

		Market
		Value
	Shares	($000)
Everest Re Group Ltd.	1,713	386
Western Union Co.	19,271	383
* First Data Corp. Class A	19,887	378
Federal Realty Investment Trust	3,163	376
Affiliated Managers Group Inc.	2,336	372
Unum Group	9,541	370
SEI Investments Co.	5,740	366
Regency Centers Corp.	6,281	365
Alleghany Corp.	625	357
SL Green Realty Corp.	3,458	337
Camden Property Trust	3,826	337
MarketAxess Holdings Inc.	1,550	331
American Financial Group Inc.	3,013	331
FactSet Research Systems Inc.	1,633	328
Jones Lang LaSalle Inc.	1,983	325
Macerich Co.	5,751	320
Kilroy Realty Corp.	4,139	315
WR Berkley Corp.	4,119	315
Equity LifeStyle Properties Inc.	3,457	314
WP Carey Inc.	4,593	309
AGNC Investment Corp.	16,401	309
Sun Communities Inc.	3,144	304
Gaming and Leisure Properties Inc.	8,457	297
* Jefferies Financial Group Inc.	13,410	293
* Signature Bank	2,271	290
* WEX Inc.	1,644	289
VEREIT Inc.	40,344	289
Synovus Financial Corp.	5,218	282
^ CIT Group Inc.	5,632	281
People's United Financial Inc.	15,245	281
PacWest Bancorp	5,243	278
Apartment Investment & Management Co.	6,777	277
Brown & Brown Inc.	9,906	275
Invitation Homes Inc.	12,379	272
Liberty Property Trust	6,154	272
Kimco Realty Corp.	17,509	271
Cullen/Frost Bankers Inc.	2,324	265
National Retail Properties Inc.	6,279	260
Douglas Emmett Inc.	6,737	259
Eaton Vance Corp.	4,808	259
DCT Industrial Trust Inc.	3,971	259
* Zillow Group Inc.	4,413	257
LPL Financial Holdings Inc.	3,719	256
Omega Healthcare Investors Inc.	8,299	254
Commerce Bancshares Inc.	3,902	252
Lazard Ltd. Class A	4,885	251
New Residential Investment Corp.	13,770	246
* Western Alliance Bancorp	4,033	243
Lamar Advertising Co. Class A	3,479	241
Webster Financial Corp.	3,735	239
Starwood Property Trust Inc.	10,981	238
Park Hotels & Resorts Inc.	7,369	237
VICI Properties Inc.	12,181	236
First American Financial Corp.	4,530	236

		Market
		Value
	Shares	($000)
New York Community Bancorp Inc.	20,206	234
CubeSmart	7,678	234
Bank of the Ozarks	4,918	234
* Athene Holding Ltd. Class A	5,201	232
Hudson Pacific Properties Inc.	6,528	231
American Campus Communities Inc.	5,713	229
* Fair Isaac Corp.	1,232	227
Healthcare Trust of America Inc. Class A	8,708	223
Sterling Bancorp	9,037	222
Umpqua Holdings Corp.	9,395	221
Hanover Insurance Group Inc.	1,810	219
Validus Holdings Ltd.	3,238	219
Forest City Realty Trust Inc. Class A	10,604	216
* SLM Corp.	18,781	215
First Horizon National Corp.	11,512	213
Old Republic International Corp.	10,092	212
Prosperity Bancshares Inc.	2,922	212
Pinnacle Financial Partners Inc.	3,151	211
Highwoods Properties Inc.	4,396	210
Rayonier Inc.	5,365	209
CyrusOne Inc.	3,765	209
Interactive Brokers Group Inc.	2,861	208
Wintrust Financial Corp.	2,258	208
RenaissanceRe Holdings Ltd.	1,676	206
Assurant Inc.	2,204	206
Brixmor Property Group Inc.	12,820	204
Medical Properties Trust Inc.	14,891	202
Primerica Inc.	2,046	201
American Homes 4 Rent Class A	10,019	200
STORE Capital Corp.	7,319	196
Hospitality Properties Trust	6,754	196
* Howard Hughes Corp.	1,543	195
Popular Inc.	4,276	193
Axis Capital Holdings Ltd.	3,394	193
* CoreLogic Inc.	3,598	189
BankUnited Inc.	4,449	188
Dun & Bradstreet Corp.	1,526	187
* Texas Capital Bancshares Inc.	1,937	187
FNB Corp.	13,995	185
Associated Banc-Corp	6,716	185
Senior Housing Properties Trust	10,329	182
Hancock Whitney Corp.	3,594	181
TCF Financial Corp.	6,789	179
Gramercy Property Trust	6,457	178
Assured Guaranty Ltd.	4,982	177
White Mountains Insurance Group Ltd.	196	177
* Euronet Worldwide Inc.	2,091	175
Evercore Inc. Class A	1,675	175
Life Storage Inc.	1,884	174
RLJ Lodging Trust	7,397	173
FirstCash Inc.	1,894	172
Apple Hospitality REIT Inc.	8,943	170
* Brighthouse Financial Inc.	3,605	170
MB Financial Inc.	3,424	169

		Market
		Value
	Shares	($000)
* Credit Acceptance Corp.	474	167
Stifel Financial Corp.	2,810	165
IBERIABANK Corp.	2,067	165
Cousins Properties Inc.	17,447	164
Chemical Financial Corp.	2,895	162
Sunstone Hotel Investors Inc.	9,338	162
Spirit Realty Capital Inc.	18,473	162
EPR Properties	2,635	162
LaSalle Hotel Properties	4,624	159
* Equity Commonwealth	5,091	158
* MGIC Investment Corp.	15,209	158
Bank of Hawaii Corp.	1,840	156
First Industrial Realty Trust Inc.	4,721	155
Home BancShares Inc.	6,748	155
Ryman Hospitality Properties Inc.	1,827	153
United Bankshares Inc.	4,184	153
CoreSite Realty Corp.	1,436	152
Uniti Group Inc.	7,260	152
Chimera Investment Corp.	8,019	148
Sabra Health Care REIT Inc.	7,105	147
CNO Financial Group Inc.	7,351	147
Navient Corp.	10,629	147
Weingarten Realty Investors	4,955	145
First Financial Bankshares Inc.	2,755	145
EastGroup Properties Inc.	1,548	144
UMB Financial Corp.	1,859	143
Radian Group Inc.	8,959	142
Selective Insurance Group Inc.	2,503	142
First Citizens BancShares Inc. Class A	321	141
Healthcare Realty Trust Inc.	5,169	141
* Zillow Group Inc. Class A	2,400	140
Valley National Bancorp	10,948	139
JBG SMITH Properties	3,736	138
Paramount Group Inc.	9,173	138
* Green Dot Corp. Class A	1,922	137
Investors Bancorp Inc.	10,242	137
Taubman Centers Inc.	2,452	134
American Equity Investment Life Holding Co.	3,741	133
South State Corp.	1,480	133
Cathay General Bancorp	3,099	131
GEO Group Inc.	5,266	131
Colony NorthStar Inc. Class A	22,057	130
PotlatchDeltic Corp.	2,544	128
Columbia Banking System Inc.	3,020	128
Realogy Holdings Corp.	5,385	128
Community Bank System Inc.	2,103	126
Erie Indemnity Co. Class A	1,108	125
Kemper Corp.	1,615	125
First Financial Bancorp	3,935	124
Legg Mason Inc.	3,311	123
National Health Investors Inc.	1,663	123
Fulton Financial Corp.	7,021	123
Brandywine Realty Trust	7,533	122
Piedmont Office Realty Trust Inc. Class A	6,356	122

		Market
		Value
	Shares	($000)
MFA Financial Inc.	15,668	122
Glacier Bancorp Inc.	3,083	120
First Midwest Bancorp Inc.	4,534	119
Outfront Media Inc.	5,896	117
Columbia Property Trust Inc.	5,237	116
Aspen Insurance Holdings Ltd.	2,668	116
* Essent Group Ltd.	3,356	115
Education Realty Trust Inc.	3,104	113
Union Bankshares Corp.	2,758	113
Xenia Hotels & Resorts Inc.	4,472	113
BGC Partners Inc. Class A	9,774	112
Physicians Realty Trust	7,341	112
Pebblebrook Hotel Trust	2,737	112
Retail Properties of America Inc.	9,061	111
Two Harbors Investment Corp.	7,104	110
Corporate Office Properties Trust	3,950	110
Bank of NT Butterfield & Son Ltd.	2,302	110
DiamondRock Hospitality Co.	8,612	110
CoreCivic Inc.	5,066	109
Santander Consumer USA Holdings Inc.	6,019	108
BancorpSouth Bank	3,193	107
Great Western Bancorp Inc.	2,453	107
Financial Engines Inc.	2,388	107
BOK Financial Corp.	1,053	106
* BofI Holding Inc.	2,578	106
RLI Corp.	1,600	105
Washington Federal Inc.	3,236	105
PS Business Parks Inc.	848	104
CVB Financial Corp.	4,475	104
Simmons First National Corp. Class A	3,202	102
Kennedy-Wilson Holdings Inc.	5,003	102
* DDR Corp.	6,667	101
Federated Investors Inc. Class B	4,159	101
International Bancshares Corp.	2,326	100
* Blackhawk Network Holdings Inc.	2,211	100
Towne Bank	3,135	99
Old National Bancorp	5,468	98
* Enstar Group Ltd.	476	97
Hope Bancorp Inc.	5,369	97
STAG Industrial Inc.	3,607	96
United Community Banks Inc.	2,931	95
Independent Bank Corp.	1,206	94
Renasant Corp.	1,957	94
Acadia Realty Trust	3,591	92
* FCB Financial Holdings Inc. Class A	1,504	92
Rexford Industrial Realty Inc.	2,930	92
ServisFirst Bancshares Inc.	2,137	90
WesBanco Inc.	1,899	88
Tanger Factory Outlet Centers Inc.	4,112	88
Lexington Realty Trust	10,127	87
Urban Edge Properties	3,977	87
Retail Opportunity Investments Corp.	4,762	86
Empire State Realty Trust Inc.	5,042	86
ProAssurance Corp.	2,179	84

		Market
		Value
	Shares	($000)
Morningstar Inc.	696	84
Argo Group International Holdings Ltd.	1,363	83
First Merchants Corp.	1,807	82
Apollo Commercial Real Estate Finance Inc.	4,388	82
Terreno Realty Corp.	2,127	81
* Eagle Bancorp Inc.	1,332	81
* OneMain Holdings Inc.	2,472	80
Washington REIT	2,794	80
* Genworth Financial Inc. Class A	23,238	80
* PRA Group Inc.	2,055	79
Ameris Bancorp	1,412	79
Trustmark Corp.	2,440	78
LegacyTexas Financial Group Inc.	1,866	78
Provident Financial Services Inc.	2,793	78
Park National Corp.	678	78
Hilltop Holdings Inc.	3,277	77
Mack-Cali Realty Corp.	3,858	76
Banner Corp.	1,267	76
Chesapeake Lodging Trust	2,348	76
QTS Realty Trust Inc. Class A	1,974	74
First Commonwealth Financial Corp.	4,694	74
Kearny Financial Corp.	5,053	73
Moelis & Co. Class A	1,229	73
Invesco Mortgage Capital Inc.	4,457	72
NBT Bancorp Inc.	1,881	72
Ellington Residential Mortgage REIT	6,199	72
* Quality Care Properties Inc.	3,341	70
Sandy Spring Bancorp Inc.	1,672	69
Horace Mann Educators Corp.	1,552	69
Northwest Bancshares Inc.	3,891	67
CenterState Bank Corp.	2,179	67
Capitol Federal Financial Inc.	5,095	67
Heartland Financial USA Inc.	1,209	66
* LendingTree Inc.	252	65
Brookline Bancorp Inc.	3,568	65
First Hawaiian Inc.	2,213	65
* Pacific Premier Bancorp Inc.	1,564	65
First Busey Corp.	2,003	64
Houlihan Lokey Inc. Class A	1,302	64
Boston Private Financial Holdings Inc.	3,743	64
Washington Prime Group Inc.	8,660	63
S&T Bancorp Inc.	1,381	62
Four Corners Property Trust Inc.	2,722	62
Government Properties Income Trust	4,278	62
Waddell & Reed Financial Inc. Class A	3,204	62
* HRG Group Inc.	4,841	61
Summit Hotel Properties Inc.	4,001	61
Walker & Dunlop Inc.	1,085	61
Tompkins Financial Corp.	722	61
Select Income REIT	2,782	60
CNA Financial Corp.	1,278	60
Global Net Lease Inc.	3,040	60
Agree Realty Corp.	1,120	59
City Holding Co.	798	59

		Market
		Value
	Shares	($000)
Alexander & Baldwin Inc.	2,775	59
Cadence BanCorp Class A	2,015	59
CareTrust REIT Inc.	3,563	59
American Assets Trust Inc.	1,614	59
* Cannae Holdings Inc.	2,933	59
First Interstate BancSystem Inc. Class A	1,337	58
Independent Bank Group Inc.	773	58
State Bank Financial Corp.	1,728	58
WSFS Financial Corp.	1,102	58
Kite Realty Group Trust	3,641	57
Enterprise Financial Services Corp.	1,042	57
Nelnet Inc. Class A	925	57
* Third Point Reinsurance Ltd.	4,245	57
EVERTEC Inc.	2,596	57
Artisan Partners Asset Management Inc. Class A	1,751	57
Westamerica Bancorporation	985	56
Infinity Property & Casualty Corp.	389	56
PennyMac Mortgage Investment Trust	2,993	56
National General Holdings Corp.	2,036	56
Employers Holdings Inc.	1,407	56
Americold Realty Trust	2,675	55
WisdomTree Investments Inc.	4,976	55
Redwood Trust Inc.	3,330	54
* Seacoast Banking Corp. of Florida	1,739	54
First Bancorp	1,288	54
* First BanCorp	6,810	53
Mercury General Corp.	1,119	53
OceanFirst Financial Corp.	1,796	53
Lakeland Financial Corp.	1,077	53
Safety Insurance Group Inc.	608	52
Redfin Corp.	2,350	52
Beneficial Bancorp Inc.	3,140	51
Bluerock Residential Growth REIT Inc. Class A	5,772	51
1st Source Corp.	963	51
Berkshire Hills Bancorp Inc.	1,299	51
AMERISAFE Inc.	853	51
Tier REIT Inc.	2,301	51
Ladder Capital Corp. Class A	3,249	50
LTC Properties Inc.	1,217	50
Washington Trust Bancorp Inc.	811	49
* CorePoint Lodging Inc.	1,773	49
* Enova International Inc.	1,455	49
Hanmi Financial Corp.	1,629	49
* Cardtronics plc Class A	1,901	49
Piper Jaffray Cos.	651	49
Meta Financial Group Inc.	430	49
Seritage Growth Properties Class A	1,164	48
Community Trust Bancorp Inc.	945	48
AmTrust Financial Services Inc.	3,569	48
CoBiz Financial Inc.	2,119	47
United Financial Bancorp Inc.	2,704	47
* LendingClub Corp.	14,274	47
* NMI Holdings Inc. Class A	2,817	47
National Storage Affiliates Trust	1,662	47

		Market
		Value
	Shares	($000)
Southside Bancshares Inc.	1,365	47
Meridian Bancorp Inc.	2,375	46
PJT Partners Inc.	840	46
Monmouth Real Estate Investment Corp.	2,972	46
HFF Inc. Class A	1,354	46
Camden National Corp.	994	45
InfraREIT Inc.	2,111	45
Navigators Group Inc.	756	44
Alexander's Inc.	114	44
Central Pacific Financial Corp.	1,499	44
CYS Investments Inc.	6,018	44
MedEquities Realty Trust Inc.	4,185	44
BrightSphere Investment Group plc	2,797	43
National Bank Holdings Corp. Class A	1,105	43
Preferred Bank	673	43
Federal Agricultural Mortgage Corp.	458	43
TFS Financial Corp.	2,676	43
* Flagstar Bancorp Inc.	1,210	42
* Ambac Financial Group Inc.	2,271	42
Clipper Realty Inc.	4,702	42
MTGE Investment Corp.	2,097	42
Universal Insurance Holdings Inc.	1,168	42
ConnectOne Bancorp Inc.	1,586	42
Great Ajax Corp.	3,139	41
Lakeland Bancorp Inc.	2,022	41
* INTL. FCStone Inc.	811	41
ARMOUR Residential REIT Inc.	1,747	40
CBL & Associates Properties Inc.	7,943	40
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,190	40
Ramco-Gershenson Properties Trust	3,242	40
* St. Joe Co.	2,238	40
Banc of California Inc.	2,051	40
Hersha Hospitality Trust Class A	1,867	40
Universal Health Realty Income Trust	638	40
* MBIA Inc.	4,783	39
* Encore Capital Group Inc.	983	39
Investment Technology Group Inc.	1,767	39
Capstead Mortgage Corp.	4,223	39
Banco Latinoamericano de Comercio Exterior SA	1,448	39
United Fire Group Inc.	709	38
Cohen & Steers Inc.	970	38
Univest Corp. of Pennsylvania	1,295	38
RE/MAX Holdings Inc. Class A	708	37
* iStar Inc.	3,388	37
Virtus Investment Partners Inc.	292	37
NorthStar Realty Europe Corp.	2,600	36
Franklin Street Properties Corp.	4,706	36
Stock Yards Bancorp Inc.	916	36
New York Mortgage Trust Inc.	5,860	36
Bryn Mawr Bank Corp.	766	36
* HomeStreet Inc.	1,332	36
Heritage Financial Corp.	1,109	36
Chatham Lodging Trust	1,709	36
* Customers Bancorp Inc.	1,167	35

		Market
		Value
	Shares	($000)
Guaranty Bancorp	1,037	35
Urstadt Biddle Properties Inc. Class A	1,593	35
Independence Realty Trust Inc.	3,551	34
TriCo Bancshares	882	34
James River Group Holdings Ltd.	901	34
TrustCo Bank Corp. NY	3,927	34
German American Bancorp Inc.	940	34
FBL Financial Group Inc. Class A	431	34
Kinsale Capital Group Inc.	634	34
Dime Community Bancshares Inc.	1,648	34
Horizon Bancorp Inc.	1,066	33
Pennsylvania REIT	3,024	33
* Trupanion Inc.	1,040	33
Blue Capital Reinsurance Holdings Ltd.	2,969	33
Cass Information Systems Inc.	523	33
Live Oak Bancshares Inc.	1,092	32
Easterly Government Properties Inc.	1,592	32
CatchMark Timber Trust Inc. Class A	2,538	32
Armada Hoffler Properties Inc.	2,216	32
Bridge Bancorp Inc.	854	32
* Bancorp Inc.	2,715	31
Maiden Holdings Ltd.	3,499	31
BancFirst Corp.	510	30
Stewart Information Services Corp.	721	30
Getty Realty Corp.	1,158	30
* Marcus & Millichap Inc.	806	30
Peapack Gladstone Financial Corp.	872	30
Northfield Bancorp Inc.	1,841	30
* World Acceptance Corp.	277	30
Granite Point Mortgage Trust Inc.	1,631	30
First of Long Island Corp.	1,156	29
Oritani Financial Corp.	1,849	29
American National Insurance Co.	247	29
Flushing Financial Corp.	1,091	29
Great Southern Bancorp Inc.	490	28
* Nationstar Mortgage Holdings Inc.	1,560	28
Investors Real Estate Trust	5,008	28
Ashford Hospitality Trust Inc.	3,763	28
New Senior Investment Group Inc.	3,706	28
AG Mortgage Investment Trust Inc.	1,464	28
* Tejon Ranch Co.	1,116	27
* EZCORP Inc. Class A	2,205	27
Front Yard Residential Corp.	2,592	27
Fidelity Southern Corp.	1,112	27
People's Utah Bancorp	744	27
Carolina Financial Corp.	618	27
NexPoint Residential Trust Inc.	970	27
Bar Harbor Bankshares	888	27
Saul Centers Inc.	532	26
Virtu Financial Inc. Class A	849	26
* Triumph Bancorp Inc.	641	26
Mercantile Bank Corp.	728	26
Peoples Bancorp Inc.	700	26
Farmers Capital Bank Corp.	493	26

		Market
		Value
	Shares	($000)
* TriState Capital Holdings Inc.	1,005	26
Independent Bank Corp.	1,000	26
* Republic First Bancorp Inc.	2,912	25
* Allegiance Bancshares Inc.	573	25
First Community Bancshares Inc.	718	25
Diamond Hill Investment Group Inc.	126	25
Owens Realty Mortgage Inc.	1,462	25
Green Bancorp Inc.	1,093	25
First Defiance Financial Corp.	392	25
* Ocwen Financial Corp.	5,607	25
United Community Financial Corp.	2,314	24
* First Foundation Inc.	1,240	24
Blue Hills Bancorp Inc.	1,167	24
Gladstone Commercial Corp.	1,264	24
* Everi Holdings Inc.	3,124	23
Anworth Mortgage Asset Corp.	4,522	23
Waterstone Financial Inc.	1,317	23
* HomeTrust Bancshares Inc.	848	23
National Western Life Group Inc. Class A	73	23
QCR Holdings Inc.	472	23
CorEnergy Infrastructure Trust Inc.	626	23
* National Commerce Corp.	490	23
Community Healthcare Trust Inc.	794	22
Heritage Commerce Corp.	1,289	22
Preferred Apartment Communities Inc. Class A	1,498	22
Whitestone REIT	1,791	22
OFG Bancorp	1,544	22
Midland States Bancorp Inc.	666	22
RMR Group Inc. Class A	284	21
UMH Properties Inc.	1,445	21
* Greenlight Capital Re Ltd. Class A	1,485	21
Greenhill & Co. Inc.	798	21
City Office REIT Inc.	1,694	21
Enterprise Bancorp Inc.	515	21
Western Asset Mortgage Capital Corp.	1,947	21
Hamilton Lane Inc. Class A	437	20
Republic Bancorp Inc. Class A	465	20
* Nicolet Bankshares Inc.	357	20
Provident Financial Holdings Inc.	1,099	20
* Veritex Holdings Inc.	653	20
* Franklin Financial Network Inc.	547	20
First Connecticut Bancorp Inc.	778	20
Orchid Island Capital Inc.	2,693	20
Dynex Capital Inc.	3,038	20
First Financial Corp.	450	20
Investors Title Co.	106	20
Arrow Financial Corp.	523	20
Opus Bank	656	19
Bank of Marin Bancorp	250	19
Sierra Bancorp	684	19
CNB Financial Corp.	633	19
* FRP Holdings Inc.	329	19
Farmers National Banc Corp.	1,180	19
GAIN Capital Holdings Inc.	2,264	19

		Market
		Value
	Shares	($000)
* Donnelley Financial Solutions Inc.	1,200	18
* eHealth Inc.	857	18
* On Deck Capital Inc.	2,730	18
Financial Institutions Inc.	566	18
FB Financial Corp.	435	18
* Cowen Inc. Class A	1,190	18
Cherry Hill Mortgage Investment Corp.	989	18
* Health Insurance Innovations Inc. Class A	555	18
* Altisource Portfolio Solutions SA	595	17
Ladenburg Thalmann Financial Services Inc.	4,872	17
American National Bankshares Inc.	434	17
Cedar Realty Trust Inc.	3,901	17
* Equity Bancshares Inc. Class A	430	17
Ares Commercial Real Estate Corp.	1,223	17
* Regional Management Corp.	473	17
National Bankshares Inc.	348	17
Heritage Insurance Holdings Inc.	985	17
* HarborOne Bancorp Inc.	864	16
PCSB Financial Corp.	778	16
Hingham Institution for Savings	74	16
First Bancorp Inc.	536	16
* Citizens Inc. Class A	2,096	16
United Insurance Holdings Corp.	747	15
Global Indemnity Ltd.	407	15
First Mid-Illinois Bancshares Inc.	410	15
Citizens & Northern Corp.	600	15
HCI Group Inc.	368	15
West Bancorporation Inc.	611	15
Macatawa Bank Corp.	1,254	15
Peoples Financial Services Corp.	314	15
Farmland Partners Inc.	1,706	15
MidWestOne Financial Group Inc.	428	14
* Braemar Hotels & Resorts Inc.	1,291	14
First Bancshares Inc.	411	14
* Exantas Capital Corp.	1,389	14
Ames National Corp.	461	14
Farmers & Merchants Bancorp Inc.	334	14
Old Line Bancshares Inc.	397	14
B. Riley Financial Inc.	634	13
Charter Financial Corp.	543	13
Oppenheimer Holdings Inc. Class A	466	13
* WMIH Corp.	9,610	13
Northrim BanCorp Inc.	322	13
Western New England Bancorp Inc.	1,132	12
Home Bancorp Inc.	277	12
* AV Homes Inc.	640	12
PICO Holdings Inc.	1,037	11
Civista Bancshares Inc.	469	11
Jernigan Capital Inc.	573	11
First Business Financial Services Inc.	437	11
Sutherland Asset Management Corp.	724	11
Timberland Bancorp Inc.	344	11
Shore Bancshares Inc.	590	11
ACNB Corp.	352	11

		Market
		Value
	Shares	($000)
Arlington Asset Investment Corp. Class A	966	11
Baldwin & Lyons Inc.	471	11
* MoneyGram International Inc.	1,621	11
Federated National Holding Co.	472	11
Penns Woods Bancorp Inc.	228	11
Consolidated-Tomoka Land Co.	175	11
Evans Bancorp Inc.	221	10
Southern Missouri Bancorp Inc.	281	10
Global Medical REIT Inc.	1,126	10
Ohio Valley Banc Corp.	205	10
Central Valley Community Bancorp	454	10
EMC Insurance Group Inc.	376	10
FNB Bancorp	253	10
* Atlas Financial Holdings Inc.	887	10
* Stratus Properties Inc.	299	9
Union Bankshares Inc.	183	9
Southern National Bancorp of Virginia Inc.	528	9
Donegal Group Inc. Class A	659	9
Orrstown Financial Services Inc.	353	9
KKR Real Estate Finance Trust Inc.	450	9
C&F Financial Corp.	149	9
MBT Financial Corp.	843	9
Bankwell Financial Group Inc.	288	9
* Community Bankers Trust Corp.	914	9
First Internet Bancorp	251	9
* SmartFinancial Inc.	366	9
Bank of Commerce Holdings	731	9
* Hallmark Financial Services Inc.	873	9
Norwood Financial Corp.	274	9
* First Northwest Bancorp	523	9
Prudential Bancorp Inc.	471	8
Reliant Bancorp Inc.	314	8
* Southern First Bancshares Inc.	169	8
SI Financial Group Inc.	525	8
* Howard Bancorp Inc.	451	8
* NI Holdings Inc.	468	8
Chemung Financial Corp.	145	8
Unity Bancorp Inc.	326	8
* Trinity Place Holdings Inc.	1,080	8
* Malvern Bancorp Inc.	285	8
First Financial Northwest Inc.	431	7
Northeast Bancorp	343	7
Community Financial Corp.	200	7
United Security Bancshares	683	7
ESSA Bancorp Inc.	453	7
Tiptree Inc.	1,080	7
Territorial Bancorp Inc.	232	7
Peoples Bancorp of North Carolina Inc.	222	7
Middlefield Banc Corp.	132	7
Crawford & Co. Class B	877	7
* Elevate Credit Inc.	907	7
Kingstone Cos. Inc.	397	7
Independence Holding Co.	184	7
Medley Management Inc. Class A	1,628	7

		Market
		Value
	Shares	($000)
County Bancorp Inc.	233	6
* Capstar Financial Holdings Inc.	305	6
Investar Holding Corp.	221	6
Two River Bancorp	331	6
Associated Capital Group Inc. Class A	144	6
First Guaranty Bancshares Inc.	199	5
TPG RE Finance Trust Inc.	263	5
Silvercrest Asset Management Group Inc. Class A	336	5
MidSouth Bancorp Inc.	378	5
DNB Financial Corp.	145	5
* Forestar Group Inc.	217	5
* Maui Land & Pineapple Co. Inc.	338	4
* Rafael Holdings Inc. Class B	405	4
GAMCO Investors Inc. Class A	64	2
		249,990
Health Care (13.1%)
Johnson & Johnson	115,664	13,836
UnitedHealth Group Inc.	41,208	9,952
Pfizer Inc.	254,517	9,145
Merck & Co. Inc.	117,957	7,022
^ AbbVie Inc.	68,725	6,800
Amgen Inc.	30,460	5,471
Medtronic plc	57,415	4,956
Abbott Laboratories	71,643	4,408
Gilead Sciences Inc.	55,513	3,742
Bristol-Myers Squibb Co.	70,028	3,685
Eli Lilly & Co.	41,646	3,542
Thermo Fisher Scientific Inc.	16,857	3,511
* Biogen Inc.	9,083	2,670
Danaher Corp.	25,789	2,560
Stryker Corp.	14,459	2,516
Becton Dickinson and Co.	11,185	2,478
* Celgene Corp.	31,435	2,473
Aetna Inc.	13,716	2,416
Anthem Inc.	10,888	2,411
Allergan plc	14,313	2,158
* Intuitive Surgical Inc.	4,664	2,144
* Express Scripts Holding Co.	23,703	1,797
* Boston Scientific Corp.	57,412	1,745
Zoetis Inc.	20,694	1,732
Humana Inc.	5,825	1,695
* Vertex Pharmaceuticals Inc.	10,872	1,674
Cigna Corp.	9,872	1,672
* Illumina Inc.	6,124	1,668
Baxter International Inc.	21,167	1,499
HCA Healthcare Inc.	12,053	1,243
McKesson Corp.	8,689	1,233
* Edwards Lifesciences Corp.	8,764	1,203
* Align Technology Inc.	3,344	1,110
* Alexion Pharmaceuticals Inc.	9,333	1,084
* Regeneron Pharmaceuticals Inc.	3,349	1,006
* Centene Corp.	8,208	962
Zimmer Biomet Holdings Inc.	8,620	961
* Mylan NV	22,338	859

		Market
		Value
	Shares	($000)
Agilent Technologies Inc.	13,767	852
* Laboratory Corp. of America Holdings	4,379	791
* IDEXX Laboratories Inc.	3,668	764
* Cerner Corp.	12,263	732
Cardinal Health Inc.	13,419	699
* IQVIA Holdings Inc.	6,884	681
* BioMarin Pharmaceutical Inc.	7,397	668
* ABIOMED Inc.	1,720	656
ResMed Inc.	5,973	614
Quest Diagnostics Inc.	5,744	612
AmerisourceBergen Corp. Class A	6,691	550
Teleflex Inc.	1,886	504
* Incyte Corp.	7,355	502
* Nektar Therapeutics Class A	6,223	500
* Henry Schein Inc.	6,635	459
Cooper Cos. Inc.	2,027	459
* Varian Medical Systems Inc.	3,853	454
* Hologic Inc.	11,691	443
Universal Health Services Inc. Class B	3,709	426
* WellCare Health Plans Inc.	1,894	420
Dentsply Sirona Inc.	9,480	415
Perrigo Co. plc	5,537	405
* DaVita Inc.	5,833	390
* Bluebird Bio Inc.	2,132	382
* Veeva Systems Inc. Class A	4,828	373
STERIS plc	3,491	363
PerkinElmer Inc.	4,868	362
* Alnylam Pharmaceuticals Inc.	3,630	361
* Neurocrine Biosciences Inc.	3,731	359
* QIAGEN NV	9,518	346
* DexCom Inc.	3,653	321
* Alkermes plc	6,516	308
* Exact Sciences Corp.	4,944	294
West Pharmaceutical Services Inc.	3,056	284
* Sage Therapeutics Inc.	1,841	281
* Seattle Genetics Inc.	4,353	263
Encompass Health Corp.	4,040	262
* athenahealth Inc.	1,711	257
* Bio-Rad Laboratories Inc. Class A	891	256
* Exelixis Inc.	12,203	253
Hill-Rom Holdings Inc.	2,713	250
* Ionis Pharmaceuticals Inc.	5,239	244
* Sarepta Therapeutics Inc.	2,548	239
* Insulet Corp.	2,546	239
Bio-Techne Corp.	1,585	238
Chemed Corp.	687	224
* Envision Healthcare Corp.	5,119	220
* Catalent Inc.	5,498	216
* Haemonetics Corp.	2,355	213
* Charles River Laboratories International Inc.	1,954	210
* Penumbra Inc.	1,297	209
* United Therapeutics Corp.	1,890	201
* Masimo Corp.	1,957	194
* ICU Medical Inc.	658	192

		Market
		Value
	Shares	($000)
* LivaNova plc	1,997	188
* Agios Pharmaceuticals Inc.	1,996	187
* Medidata Solutions Inc.	2,347	181
* MEDNAX Inc.	3,873	178
* PRA Health Sciences Inc.	2,069	176
* Globus Medical Inc.	3,144	175
* Integra LifeSciences Holdings Corp.	2,680	173
* Loxo Oncology Inc.	956	170
Cantel Medical Corp.	1,550	169
* Ligand Pharmaceuticals Inc.	860	165
* Molina Healthcare Inc.	1,921	163
* HealthEquity Inc.	2,117	157
* FibroGen Inc.	2,892	156
* Neogen Corp.	1,987	150
* Blueprint Medicines Corp.	1,737	146
* Inogen Inc.	751	137
* Array BioPharma Inc.	8,316	136
* Acadia Healthcare Co. Inc.	3,313	133
Bruker Corp.	4,132	125
* Ultragenyx Pharmaceutical Inc.	1,671	122
* Tenet Healthcare Corp.	3,431	122
* Supernus Pharmaceuticals Inc.	2,101	118
* AMN Healthcare Services Inc.	2,024	114
* Amicus Therapeutics Inc.	6,705	113
* Teladoc Inc.	2,217	113
* Horizon Pharma plc	6,852	112
* NuVasive Inc.	2,139	110
* Halyard Health Inc.	1,977	109
* Wright Medical Group NV	4,307	108
* Ironwood Pharmaceuticals Inc. Class A	5,757	107
Arena Pharmaceuticals Inc.	2,311	106
* LHC Group Inc.	1,341	103
* Syneos Health Inc.	2,382	102
* Immunomedics Inc.	4,627	102
* Medicines Co.	3,007	102
* Merit Medical Systems Inc.	1,937	99
* Myriad Genetics Inc.	2,658	97
* Portola Pharmaceuticals Inc.	2,318	93
* Insmed Inc.	3,194	89
* Nevro Corp.	1,120	88
* Magellan Health Inc.	955	87
* Novocure Ltd.	2,775	87
* Madrigal Pharmaceuticals Inc.	326	87
* Amedisys Inc.	1,133	87
* Allscripts Healthcare Solutions Inc.	6,818	86
* Clovis Oncology Inc.	1,824	86
* Halozyme Therapeutics Inc.	4,650	86
CONMED Corp.	1,233	85
* Select Medical Holdings Corp.	4,652	84
* HMS Holdings Corp.	3,832	83
Ensign Group Inc.	2,219	81
* Global Blood Therapeutics Inc.	1,685	81
* LifePoint Health Inc.	1,522	80
* Quidel Corp.	1,266	79

		Market
		Value
	Shares	($000)
* NxStage Medical Inc.	2,870	79
* Spark Therapeutics Inc.	983	78
* Prestige Brands Holdings Inc.	2,343	78
* Heron Therapeutics Inc.	2,336	76
Patterson Cos. Inc.	3,638	76
* TESARO Inc.	1,647	75
* Integer Holdings Corp.	1,135	75
* Emergent BioSolutions Inc.	1,434	74
* REGENXBIO Inc.	1,342	73
* ACADIA Pharmaceuticals Inc.	3,973	72
* Enanta Pharmaceuticals Inc.	720	72
* Omnicell Inc.	1,535	71
* Mallinckrodt plc	4,202	71
* Xencor Inc.	1,757	70
* Foundation Medicine Inc.	706	70
* Momenta Pharmaceuticals Inc.	2,955	70
* Corcept Therapeutics Inc.	3,764	70
Abaxis Inc.	831	69
* Premier Inc. Class A	2,107	69
* Biohaven Pharmaceutical Holding Co. Ltd.	1,955	68
* Aerie Pharmaceuticals Inc.	1,332	68
* AxoGen Inc.	1,387	68
* Repligen Corp.	1,505	66
* Puma Biotechnology Inc.	1,241	66
* Spectrum Pharmaceuticals Inc.	3,390	65
* Brookdale Senior Living Inc.	8,117	64
* Editas Medicine Inc.	1,650	63
* Amneal Pharmaceuticals Inc.	3,135	62
* Tivity Health Inc.	1,738	61
* Zogenix Inc.	1,407	60
* Endo International plc	9,504	60
* Cambrex Corp.	1,306	59
* Pacira Pharmaceuticals Inc.	1,721	59
* Atara Biotherapeutics Inc.	1,172	58
* Sangamo Therapeutics Inc.	3,516	58
* BioTelemetry Inc.	1,367	58
* STAAR Surgical Co.	1,922	57
* PTC Therapeutics Inc.	1,646	56
* Aimmune Therapeutics Inc.	1,671	55
* OPKO Health Inc.	14,231	55
Luminex Corp.	1,946	55
* Cotiviti Holdings Inc.	1,601	55
* AnaptysBio Inc.	696	54
* Intersect ENT Inc.	1,265	54
* Akorn Inc.	3,835	54
* Natus Medical Inc.	1,418	52
* Intercept Pharmaceuticals Inc.	741	52
* Glaukos Corp.	1,371	52
* Varex Imaging Corp.	1,395	52
* Retrophin Inc.	1,823	51
US Physical Therapy Inc.	540	50
* iRhythm Technologies Inc.	658	50
* Quality Systems Inc.	2,756	49
* Innoviva Inc.	3,232	48

			Market
			Value
		Shares	($000)
*	ImmunoGen Inc.	4,154	48
*	Acceleron Pharma Inc.	1,339	48
	Phibro Animal Health Corp. Class A	1,046	47
*	CryoLife Inc.	1,707	47
	Analogic Corp.	554	46
*	Radius Health Inc.	1,606	46
*	Cardiovascular Systems Inc.	1,520	46
*	Acorda Therapeutics Inc.	1,736	46
*	K2M Group Holdings Inc.	1,900	45
*	Alder Biopharmaceuticals Inc.	2,578	45
*	AMAG Pharmaceuticals Inc.	1,831	45
*	Orthofix International NV	805	44
*	MyoKardia Inc.	921	44
*	Iovance Biotherapeutics Inc.	2,964	43
	Owens & Minor Inc.	2,602	42
*	Theravance Biopharma Inc.	1,736	42
*	Genomic Health Inc.	1,040	42
*	Providence Service Corp.	572	41
*	AtriCure Inc.	1,730	41
*	Omeros Corp.	2,005	41
*	Intrexon Corp.	2,437	40
*	Intra-Cellular Therapies Inc.	1,731	40
*	R1 RCM Inc.	4,901	39
*	TherapeuticsMD Inc.	6,548	39
*	Flexion Therapeutics Inc.	1,399	38
*	Cerus Corp.	5,734	38
	Atrion Corp.	64	38
*,^ MiMedx Group Inc.		4,463	38
*	Dynavax Technologies Corp.	2,372	37
*	CytomX Therapeutics Inc.	1,451	37
*	Vanda Pharmaceuticals Inc.	2,104	37
	National HealthCare Corp.	554	37
*	OraSure Technologies Inc.	2,162	37
*	Kindred Healthcare Inc.	3,958	35
*	Epizyme Inc.	2,014	35
*	MacroGenics Inc.	1,524	35
*	Heska Corp.	321	34
*	TG Therapeutics Inc.	2,499	33
*	G1 Therapeutics Inc.	764	33
*	AngioDynamics Inc.	1,562	33
*	ZIOPHARM Oncology Inc.	6,291	31
*	Revance Therapeutics Inc.	1,101	31
*	Surmodics Inc.	593	31
*	Amphastar Pharmaceuticals Inc.	1,940	31
*	Codexis Inc.	2,014	30
	Meridian Bioscience Inc.	2,011	30
*	Assembly Biosciences Inc.	703	30
*	Eagle Pharmaceuticals Inc.	436	29
*	Coherus Biosciences Inc.	1,877	29
*	NeoGenomics Inc.	2,517	29
*	Flex Pharma Inc.	7,510	29
*,^ Geron Corp.		7,024	28
*	Esperion Therapeutics Inc.	739	28
*	Progenics Pharmaceuticals Inc.	3,730	28

			Market
			Value
		Shares	($000)
*	Triple-S Management Corp. Class B	765	28
	LeMaitre Vascular Inc.	819	28
*	Tabula Rasa HealthCare Inc.	511	28
*	Anika Therapeutics Inc.	684	28
*	Cutera Inc.	661	28
*	Audentes Therapeutics Inc.	726	28
*	La Jolla Pharmaceutical Co.	866	27
*	BioCryst Pharmaceuticals Inc.	4,179	27
*	WaVe Life Sciences Ltd.	565	26
*	Accelerate Diagnostics Inc.	1,274	26
*	CorVel Corp.	502	25
*	Novavax Inc.	15,469	25
*	Collegium Pharmaceutical Inc.	1,099	25
	Invacare Corp.	1,478	24
*	Lannett Co. Inc.	1,456	24
*	Rigel Pharmaceuticals Inc.	7,335	24
*	ANI Pharmaceuticals Inc.	364	23
*	Keryx Biopharmaceuticals Inc.	4,369	23
*	Tactile Systems Technology Inc.	455	23
*	Stemline Therapeutics Inc.	1,136	22
*	Prothena Corp. plc	1,613	22
*	RadNet Inc.	1,705	22
*	Concert Pharmaceuticals Inc.	1,051	21
*	Abeona Therapeutics Inc.	1,206	21
*	Achillion Pharmaceuticals Inc.	6,155	21
*	Cara Therapeutics Inc.	1,309	20
*	Addus HomeCare Corp.	356	20
*	Akebia Therapeutics Inc.	2,058	20
*	Karyopharm Therapeutics Inc.	1,080	20
*	Cross Country Healthcare Inc.	1,644	20
*	Community Health Systems Inc.	4,701	19
*	PDL BioPharma Inc.	7,082	19
*	Antares Pharma Inc.	7,242	19
*	Five Prime Therapeutics Inc.	1,071	19
*	Natera Inc.	1,591	19
*	Cytokinetics Inc.	2,021	18
*	Lantheus Holdings Inc.	1,296	18
*	ChemoCentryx Inc.	1,391	18
	Computer Programs & Systems Inc.	548	18
*,^ Achaogen Inc.		1,434	18
*	Intellia Therapeutics Inc.	656	18
*	Aclaris Therapeutics Inc.	956	17
*	Accuray Inc.	3,840	17
*	Aduro Biotech Inc.	1,866	16
*	Reata Pharmaceuticals Inc. Class A	458	16
*	Paratek Pharmaceuticals Inc.	1,534	16
*	GenMark Diagnostics Inc.	2,174	16
*	Dermira Inc.	1,834	16
*	Depomed Inc.	2,554	16
*	Oxford Immunotec Global plc	1,091	16
*	RTI Surgical Inc.	3,451	16
	National Research Corp.	443	15
*	Inovio Pharmaceuticals Inc.	3,192	15
*	Medpace Holdings Inc.	357	15

		Market
		Value
	Shares	($000)
* Surgery Partners Inc.	923	15
* Synergy Pharmaceuticals Inc.	9,420	15
* Endologix Inc.	2,608	15
* Idera Pharmaceuticals Inc.	6,370	13
* Capital Senior Living Corp.	1,181	13
* Enzo Biochem Inc.	1,946	13
* Rockwell Medical Inc.	2,346	13
* Durect Corp.	6,522	13
* Kura Oncology Inc.	744	12
* NanoString Technologies Inc.	932	12
* BioScrip Inc.	4,504	12
* Akcea Therapeutics Inc.	491	12
* Castlight Health Inc. Class B	3,285	12
* Sientra Inc.	650	12
* Voyager Therapeutics Inc.	588	12
* Civitas Solutions Inc.	720	12
* Adamas Pharmaceuticals Inc.	401	11
* Organovo Holdings Inc.	5,739	11
* Fate Therapeutics Inc.	1,020	11
* Kindred Biosciences Inc.	1,054	11
* ViewRay Inc.	1,474	11
* ARMO BioSciences Inc.	207	10
* Aratana Therapeutics Inc.	1,951	10
* Pacific Biosciences of California Inc.	3,926	10
* Clearside Biomedical Inc.	998	10
* Pieris Pharmaceuticals Inc.	1,739	10
* Quotient Ltd.	1,294	9
* Bellicum Pharmaceuticals Inc.	1,143	9
* Lexicon Pharmaceuticals Inc.	763	9
* MediciNova Inc.	925	9
* Corium International Inc.	985	8
* Calithera Biosciences Inc.	1,525	8
* BioTime Inc.	3,497	8
* Syros Pharmaceuticals Inc.	616	8
* Catalyst Pharmaceuticals Inc.	1,977	8
* Ocular Therapeutix Inc.	1,103	7
* Insys Therapeutics Inc.	1,142	7
* Fluidigm Corp.	1,334	7
* Solid Biosciences Inc.	344	7
* Kala Pharmaceuticals Inc.	485	7
* Corbus Pharmaceuticals Holdings Inc.	1,186	7
* Ardelyx Inc.	1,842	7
* Pulse Biosciences Inc.	456	7
* Tetraphase Pharmaceuticals Inc.	1,892	7
* Athersys Inc.	2,846	7
Sienna Biopharmaceuticals Inc.	461	7
* Mersana Therapeutics Inc.	326	7
* Selecta Biosciences Inc.	565	7
* Invitae Corp.	892	7
* NewLink Genetics Corp.	1,223	6
* Neos Therapeutics Inc.	936	6
* Zynerba Pharmaceuticals Inc.	551	6
* Fortress Biotech Inc.	1,698	6
* Conatus Pharmaceuticals Inc.	1,342	6

			Market
			Value
		Shares	($000)
	Merrimack Pharmaceuticals Inc.	646	6
*,^ NantKwest Inc.		1,461	5
*	Teligent Inc.	1,909	5
*	Nymox Pharmaceutical Corp.	1,458	5
*	Ra Pharmaceuticals Inc.	670	5
*	Agenus Inc.	1,289	4
*	Protagonist Therapeutics Inc.	532	4
	Dova Pharmaceuticals Inc.	169	4
*	Corindus Vascular Robotics Inc.	4,762	4
*	Celldex Therapeutics Inc.	5,502	3
	Melinta Therapeutics Inc.	476	3
	Evolus Inc.	89	2
			156,054
Materials & Processing (3.8%)
	DowDuPont Inc.	100,474	6,441
	Monsanto Co.	18,604	2,371
	Praxair Inc.	12,198	1,906
	Ecolab Inc.	11,070	1,579
	LyondellBasell Industries NV Class A	13,766	1,543
	Air Products & Chemicals Inc.	9,116	1,471
	Sherwin-Williams Co.	3,488	1,323
	PPG Industries Inc.	10,938	1,104
	Freeport-McMoRan Inc.	57,819	977
	Ingersoll-Rand plc	10,748	941
	International Paper Co.	17,576	940
	Newmont Mining Corp.	22,738	885
	Nucor Corp.	13,459	864
	Vulcan Materials Co.	5,491	701
	Fastenal Co.	12,245	652
	Celanese Corp. Class A	5,706	644
	WestRock Co.	10,668	628
	Eastman Chemical Co.	5,855	611
	Martin Marietta Materials Inc.	2,644	589
	Ball Corp.	14,713	544
	Masco Corp.	13,312	496
	FMC Corp.	5,636	491
	Steel Dynamics Inc.	9,864	488
	Packaging Corp. of America	3,950	464
	Albemarle Corp.	4,657	435
	Mosaic Co.	15,377	423
	International Flavors & Fragrances Inc.	3,332	407
	CF Industries Holdings Inc.	9,803	403
	Chemours Co.	7,757	380
*	Alcoa Corp.	7,768	373
	Lennox International Inc.	1,625	330
	Sealed Air Corp.	7,460	325
	Owens Corning	4,687	296
*	Berry Global Group Inc.	6,118	295
	United States Steel Corp.	7,827	289
*	Axalta Coating Systems Ltd.	9,082	283
	RPM International Inc.	5,627	279
	Reliance Steel & Aluminum Co.	2,889	270
	Huntsman Corp.	8,455	270
	Hexcel Corp.	3,678	261

		Market
		Value
	Shares	($000)
Royal Gold Inc.	2,813	252
* Crown Holdings Inc.	5,603	243
AptarGroup Inc.	2,599	240
Watsco Inc.	1,284	236
Olin Corp.	7,126	230
Eagle Materials Inc.	1,949	211
Ashland Global Holdings Inc.	2,696	210
Sonoco Products Co.	4,031	206
Acuity Brands Inc.	1,727	204
Versum Materials Inc.	4,990	199
WR Grace & Co.	2,785	199
Graphic Packaging Holding Co.	13,546	196
Westlake Chemical Corp.	1,556	180
Louisiana-Pacific Corp.	6,021	176
Southern Copper Corp.	3,513	172
Bemis Co. Inc.	3,976	168
* USG Corp.	3,842	159
Scotts Miracle-Gro Co.	1,773	151
Cabot Corp.	2,482	150
PolyOne Corp.	3,547	149
* Allegheny Technologies Inc.	5,122	146
Valmont Industries Inc.	969	142
Timken Co.	2,983	141
* Trex Co. Inc.	1,191	140
* Ingevity Corp.	1,841	140
Trinseo SA	1,904	138
* Owens-Illinois Inc.	7,115	132
KapStone Paper and Packaging Corp.	3,844	132
* Univar Inc.	4,801	131
* Summit Materials Inc. Class A	4,591	130
Carpenter Technology Corp.	2,093	125
Balchem Corp.	1,298	125
Domtar Corp.	2,594	125
Sensient Technologies Corp.	1,841	124
* Rexnord Corp.	4,156	121
NewMarket Corp.	306	118
* RBC Bearings Inc.	921	116
* Beacon Roofing Supply Inc.	2,761	116
Simpson Manufacturing Co. Inc.	1,808	114
HB Fuller Co.	2,206	114
* Platform Specialty Products Corp.	9,429	114
Cabot Microelectronics Corp.	993	112
Commercial Metals Co.	4,623	109
US Silica Holdings Inc.	3,519	109
Minerals Technologies Inc.	1,479	108
* Cleveland-Cliffs Inc.	12,318	104
* Armstrong World Industries Inc.	1,719	104
Universal Forest Products Inc.	2,765	102
Belden Inc.	1,840	102
* GCP Applied Technologies Inc.	3,183	101
Worthington Industries Inc.	1,992	96
Compass Minerals International Inc.	1,411	92
* Builders FirstSource Inc.	4,695	92
* JELD-WEN Holding Inc.	3,056	84

		Market
		Value
	Shares	($000)
Kaiser Aluminum Corp.	747	82
* MRC Global Inc.	3,911	81
* Ferro Corp.	3,787	78
Silgan Holdings Inc.	2,802	76
Comfort Systems USA Inc.	1,601	75
Quaker Chemical Corp.	485	74
* Masonite International Corp.	1,119	74
Boise Cascade Co.	1,494	71
Mueller Industries Inc.	2,349	71
Greif Inc. Class A	1,216	71
Innospec Inc.	911	70
Tahoe Resources Inc.	13,207	69
Mueller Water Products Inc. Class A	5,760	69
* Kraton Corp.	1,334	65
Stepan Co.	870	63
Hecla Mining Co.	16,804	63
* Coeur Mining Inc.	7,790	63
Tronox Ltd. Class A	3,414	63
* Installed Building Products Inc.	992	60
Schweitzer-Mauduit International Inc.	1,360	60
* AK Steel Holding Corp.	13,040	59
AAON Inc.	1,883	57
* Patrick Industries Inc.	935	57
United States Lime & Minerals Inc.	709	56
* Gibraltar Industries Inc.	1,386	55
* BMC Stock Holdings Inc.	2,689	55
* AdvanSix Inc.	1,476	54
Neenah Inc.	664	54
* Continental Building Products Inc.	1,701	51
Interface Inc. Class A	2,207	50
A Schulman Inc.	1,117	49
Materion Corp.	872	48
Apogee Enterprises Inc.	1,032	45
Advanced Drainage Systems Inc.	1,522	44
* US Concrete Inc.	695	42
Innophos Holdings Inc.	880	42
* Century Aluminum Co.	2,351	42
* Koppers Holdings Inc.	1,019	41
Rayonier Advanced Materials Inc.	2,192	39
* GMS Inc.	1,237	37
Global Brass & Copper Holdings Inc.	1,175	37
* TimkenSteel Corp.	2,083	37
* PGT Innovations Inc.	1,713	35
PH Glatfelter Co.	1,961	34
* NCI Building Systems Inc.	1,671	32
Insteel Industries Inc.	986	31
Griffon Corp.	1,346	31
DMC Global Inc.	669	30
KMG Chemicals Inc.	444	30
Schnitzer Steel Industries Inc.	952	30
* Verso Corp.	1,451	29
Chase Corp.	246	29
American Vanguard Corp.	1,302	28
Quanex Building Products Corp.	1,669	28

			Market
			Value
		Shares	($000)
*	Unifi Inc.	867	27
	Kronos Worldwide Inc.	1,086	27
	Haynes International Inc.	543	23
*	Klondex Mines Ltd.	8,625	21
*	Intrepid Potash Inc.	4,576	21
	Myers Industries Inc.	990	19
*	OMNOVA Solutions Inc.	1,879	19
	NN Inc.	874	19
*	Clearwater Paper Corp.	748	18
*	Veritiv Corp.	533	18
*	Armstrong Flooring Inc.	1,340	18
*	Landec Corp.	1,164	16
	Caesarstone Ltd.	1,004	16
	Gold Resource Corp.	2,491	16
*	PQ Group Holdings Inc.	825	14
	Ardagh Group SA	712	12
	Culp Inc.	357	11
*	Uranium Energy Corp.	6,859	10
	Hawkins Inc.	306	10
	Omega Flex Inc.	136	9
*	UFP Technologies Inc.	307	9
*	LB Foster Co. Class A	401	9
*	Forterra Inc.	999	9
	Tredegar Corp.	340	8
*	Northwest Pipe Co.	365	8
*	AgroFresh Solutions Inc.	1,083	8
	Eastern Co.	218	7
*	Shiloh Industries Inc.	641	7
	LSI Industries Inc.	1,184	7
*	Huttig Building Products Inc.	1,047	6
*	Lawson Products Inc.	219	5
*	LSB Industries Inc.	1,010	5
	Core Molding Technologies Inc.	331	5
*	Ampco-Pittsburgh Corp.	406	4
	Aceto Corp.	1,216	3
*,2 Ferroglobe R&W Trust		4,465	—
			45,162
Other (0.0%)3
	AXA Equitable Holdings Inc.	1,036	22
	Dropbox Inc. Class A	461	14
*,2 Dyax Corp. CVR Exp. 12/31/2019		6,727	13
*	GreenSky Inc. Class A	300	8
*,2 Herbalife Ltd. CVR		450	4
*	DocuSign Inc.	76	4
*	Victory Capital Holdings Inc. Class A	250	3
*	Kiniksa Pharmaceuticals Ltd. Class A	150	3
	Ceridian HCM Holding Inc.	72	3
	Unum Therapeutics Inc.	200	2
	Pivotal Software Inc. Class A	136	2
*	Pluralsight Inc. Class A	110	2
*	Bioxcel Therapeutics Inc.	200	2
	UNITY Biotechnology Inc.	100	2
*,2 Tobira Therapeutics CVR Exp. 12/31/2028		277	1
*,2 NewStar Financial Inc		943	1

			Market
			Value
		Shares	($000)
*,2 Media General Inc. CVR		5,133	—
*,2 Omthera Pharmaceuticals Inc. CVR		152	—
*,2 Gerber Scientific Inc. CVR		223	—
*,2 Clinical Data CVR		32	—
			86
Producer Durables (10.7%)
	Boeing Co.	23,915	8,422
	General Electric Co.	368,749	5,192
	3M Co.	24,511	4,834
	Union Pacific Corp.	33,400	4,768
	Honeywell International Inc.	31,843	4,710
	Accenture plc Class A	26,050	4,057
	United Technologies Corp.	31,563	3,940
	Caterpillar Inc.	24,098	3,661
	United Parcel Service Inc. Class B	29,309	3,403
	Lockheed Martin Corp.	10,484	3,298
	FedEx Corp.	10,613	2,644
	Raytheon Co.	12,260	2,568
	Automatic Data Processing Inc.	18,940	2,463
	CSX Corp.	36,293	2,346
	Northrop Grumman Corp.	6,862	2,246
	General Dynamics Corp.	10,834	2,185
	Deere & Co.	13,876	2,075
	Emerson Electric Co.	26,565	1,882
	Illinois Tool Works Inc.	12,936	1,859
	Norfolk Southern Corp.	12,197	1,850
	Waste Management Inc.	18,353	1,518
	Delta Air Lines Inc.	27,597	1,492
	Eaton Corp. plc	18,459	1,414
	Johnson Controls International plc	39,877	1,338
	Roper Technologies Inc.	4,334	1,195
	Southwest Airlines Co.	23,393	1,195
	Cummins Inc.	6,817	971
	Fortive Corp.	13,141	955
	Parker-Hannifin Corp.	5,562	951
	Rockwell Automation Inc.	5,392	946
	Rockwell Collins Inc.	6,795	934
	Stanley Black & Decker Inc.	6,560	913
	PACCAR Inc.	14,564	906
	Paychex Inc.	13,768	903
	American Airlines Group Inc.	18,347	799
*	United Continental Holdings Inc.	11,420	795
	Textron Inc.	11,142	742
	AMETEK Inc.	9,743	712
*	Verisk Analytics Inc. Class A	6,376	677
	TransDigm Group Inc.	2,018	674
	WW Grainger Inc.	2,172	671
	Cintas Corp.	3,619	660
	Republic Services Inc. Class A	9,681	653
	L3 Technologies Inc.	3,266	648
*	Waters Corp.	3,224	621
*	United Rentals Inc.	3,569	569
*	CoStar Group Inc.	1,488	567
*	Mettler-Toledo International Inc.	1,027	566

		Market
		Value
	Shares	($000)
Expeditors International of Washington Inc.	7,539	561
Xylem Inc.	7,556	532
* XPO Logistics Inc.	4,979	524
CH Robinson Worldwide Inc.	5,933	516
Dover Corp.	6,543	505
Kansas City Southern	4,442	476
JB Hunt Transport Services Inc.	3,693	473
* Copart Inc.	8,580	470
* Keysight Technologies Inc.	7,719	453
IDEX Corp.	3,202	444
Huntington Ingalls Industries Inc.	1,870	413
Spirit AeroSystems Holdings Inc. Class A	4,848	411
Old Dominion Freight Line Inc.	2,597	405
Avery Dennison Corp.	3,749	394
AO Smith Corp.	6,111	385
Snap-on Inc.	2,481	367
Wabtec Corp.	3,707	361
* Sensata Technologies Holding plc	7,037	360
* Trimble Inc.	10,502	347
Orbital ATK Inc.	2,534	339
* Zebra Technologies Corp.	2,187	336
Robert Half International Inc.	5,149	328
* HD Supply Holdings Inc.	7,880	321
Jacobs Engineering Group Inc.	4,915	318
Arconic Inc.	17,933	316
FLIR Systems Inc.	5,856	316
Graco Inc.	6,881	312
Allegion plc	4,050	310
Alaska Air Group Inc.	5,083	309
Nordson Corp.	2,409	303
Pentair plc	6,855	299
* Teledyne Technologies Inc.	1,439	290
Fluor Corp.	5,886	287
Booz Allen Hamilton Holding Corp. Class A	6,131	276
Carlisle Cos. Inc.	2,513	270
Xerox Corp.	9,786	266
Toro Co.	4,553	264
BWX Technologies Inc.	3,914	261
ManpowerGroup Inc.	2,846	256
Hubbell Inc. Class B	2,329	251
Donaldson Co. Inc.	5,295	250
* JetBlue Airways Corp.	13,230	250
Curtiss-Wright Corp.	1,867	238
Flowserve Corp.	5,582	231
* Middleby Corp.	2,309	230
* Quanta Services Inc.	6,278	226
Oshkosh Corp.	3,101	226
Trinity Industries Inc.	6,426	222
* AECOM	6,649	219
* Stericycle Inc.	3,438	218
Lincoln Electric Holdings Inc.	2,421	217
Littelfuse Inc.	995	216
Allison Transmission Holdings Inc.	5,108	211
Knight-Swift Transportation Holdings Inc.	5,149	209

		Market
		Value
	Shares	($000)
Landstar System Inc.	1,835	208
* Genesee & Wyoming Inc. Class A	2,639	206
* Kirby Corp.	2,212	201
Rollins Inc.	3,917	195
EMCOR Group Inc.	2,545	193
Genpact Ltd.	6,363	191
Air Lease Corp. Class A	4,237	188
ITT Inc.	3,631	187
* nVent Electric plc	6,874	186
National Instruments Corp.	4,398	183
Crane Co.	2,170	180
HEICO Corp. Class A	2,306	175
AGCO Corp.	2,709	172
* ASGN Inc.	2,186	168
* KLX Inc.	2,261	167
Woodward Inc.	2,188	166
MSC Industrial Direct Co. Inc. Class A	1,780	163
MAXIMUS Inc.	2,655	162
Ryder System Inc.	2,299	154
Brink's Co.	1,915	152
EnerSys	1,897	152
Copa Holdings SA Class A	1,360	151
Regal Beloit Corp.	1,852	147
* Axon Enterprise Inc.	2,271	145
Deluxe Corp.	2,115	141
* Gardner Denver Holdings Inc.	4,251	140
HEICO Corp.	1,488	137
* Conduent Inc.	7,055	136
* Generac Holdings Inc.	2,673	134
* TopBuild Corp.	1,588	133
* Darling Ingredients Inc.	7,092	133
Tetra Tech Inc.	2,405	132
* MasTec Inc.	2,786	130
* Proto Labs Inc.	1,077	130
Macquarie Infrastructure Corp.	3,333	129
Barnes Group Inc.	2,167	129
Kennametal Inc.	3,446	128
MSA Safety Inc.	1,362	127
Insperity Inc.	1,366	126
Terex Corp.	3,161	125
Korn/Ferry International	2,282	125
* WESCO International Inc.	2,101	125
* Dycom Industries Inc.	1,286	120
SkyWest Inc.	2,091	119
Hillenbrand Inc.	2,544	119
* Clean Harbors Inc.	2,218	118
John Bean Technologies Corp.	1,290	114
Exponent Inc.	1,149	113
Moog Inc. Class A	1,363	111
* Spirit Airlines Inc.	3,020	111
GATX Corp.	1,496	108
* Colfax Corp.	3,503	107
UniFirst Corp.	601	107
Healthcare Services Group Inc.	2,933	106

		Market
		Value
	Shares	($000)
Applied Industrial Technologies Inc.	1,504	105
* Advanced Energy Industries Inc.	1,565	103
* Welbilt Inc.	5,258	102
KBR Inc.	5,436	100
Granite Construction Inc.	1,704	97
Franklin Electric Co. Inc.	2,045	95
* Harsco Corp.	3,767	92
* TriNet Group Inc.	1,698	91
Watts Water Technologies Inc. Class A	1,179	91
* FTI Consulting Inc.	1,427	88
* Saia Inc.	1,064	88
* Milacron Holdings Corp.	4,440	87
Herman Miller Inc.	2,661	87
Convergys Corp.	3,662	87
General Cable Corp.	2,915	86
* Chart Industries Inc.	1,336	86
* WageWorks Inc.	1,802	85
* Esterline Technologies Corp.	1,169	85
Mobile Mini Inc.	1,856	85
* Itron Inc.	1,456	83
Hawaiian Holdings Inc.	2,222	82
* Navistar International Corp.	2,165	81
Covanta Holding Corp.	4,939	80
* ExlService Holdings Inc.	1,401	79
* Aerojet Rocketdyne Holdings Inc.	2,722	79
Forward Air Corp.	1,326	79
Cubic Corp.	1,129	79
Brady Corp. Class A	1,938	76
Kaman Corp.	1,049	74
Pitney Bowes Inc.	8,246	73
HNI Corp.	1,975	73
Allegiant Travel Co. Class A	482	73
Albany International Corp.	1,182	73
* Hub Group Inc. Class A	1,432	72
Triton International Ltd.	2,054	71
* SPX FLOW Inc.	1,633	71
Werner Enterprises Inc.	1,786	70
EnPro Industries Inc.	930	68
Federal Signal Corp.	2,842	68
* Atlas Air Worldwide Holdings Inc.	995	68
AAR Corp.	1,517	68
* SPX Corp.	1,971	68
* Electronics For Imaging Inc.	2,007	67
* Gencor Industries Inc.	4,235	66
Matson Inc.	1,922	66
ABM Industries Inc.	2,269	65
Actuant Corp. Class A	2,685	63
Raven Industries Inc.	1,656	63
Tennant Co.	785	62
ArcBest Corp.	1,273	60
* Paylocity Holding Corp.	997	60
ICF International Inc.	816	58
ACCO Brands Corp.	4,464	58
* Rush Enterprises Inc. Class A	1,329	57

		Market
		Value
	Shares	($000)
* Herc Holdings Inc.	1,044	57
McGrath RentCorp	870	57
US Ecology Inc.	928	56
Standex International Corp.	552	55
* Navigant Consulting Inc.	2,253	55
ESCO Technologies Inc.	978	55
Sun Hydraulics Corp.	1,102	55
* OSI Systems Inc.	784	54
Badger Meter Inc.	1,220	53
Altra Industrial Motion Corp.	1,264	52
Wabash National Corp.	2,597	52
Greenbrier Cos. Inc.	1,036	51
Astec Industries Inc.	873	51
* Advanced Disposal Services Inc.	2,170	51
* Sykes Enterprises Inc.	1,795	51
Heartland Express Inc.	2,697	50
AZZ Inc.	1,138	49
* Aerovironment Inc.	849	49
H&E Equipment Services Inc.	1,415	49
Lindsay Corp.	490	48
* TriMas Corp.	1,678	48
Schneider National Inc. Class B	1,627	48
* Air Transport Services Group Inc.	2,263	48
* Vicor Corp.	1,065	47
* Casella Waste Systems Inc. Class A	1,951	46
Encore Wire Corp.	949	46
Steelcase Inc. Class A	3,182	46
Triumph Group Inc.	2,122	45
* TrueBlue Inc.	1,723	44
Knoll Inc.	2,190	44
Douglas Dynamics Inc.	958	44
Columbus McKinnon Corp.	1,056	44
Aircastle Ltd.	2,042	44
* CBIZ Inc.	2,102	43
Primoris Services Corp.	1,618	42
Marten Transport Ltd.	1,832	42
Kadant Inc.	424	41
Heidrick & Struggles International Inc.	1,085	41
MTS Systems Corp.	780	41
* Aegion Corp. Class A	1,561	40
Ship Finance International Ltd.	2,683	38
* Kratos Defense & Security Solutions Inc.	3,400	38
ADT Inc.	4,995	38
* Gates Industrial Corp. plc	2,483	37
* Echo Global Logistics Inc.	1,313	36
Briggs & Stratton Corp.	1,960	36
* Huron Consulting Group Inc.	880	36
* Thermon Group Holdings Inc.	1,542	36
Hyster-Yale Materials Handling Inc.	525	35
* Modine Manufacturing Co.	1,925	35
* SEACOR Holdings Inc.	660	34
* Lydall Inc.	819	34
* Tutor Perini Corp.	1,703	34
* CSW Industrials Inc.	688	33

			Market
			Value
		Shares	($000)
	Multi-Color Corp.	479	33
*	Atkore International Group Inc.	1,493	32
*	FARO Technologies Inc.	599	32
*	MYR Group Inc.	818	32
	Teekay Corp.	3,953	32
*	DXP Enterprises Inc.	803	31
	Alamo Group Inc.	339	31
	Quad/Graphics Inc.	1,581	31
	CIRCOR International Inc.	645	31
	Kelly Services Inc. Class A	1,378	31
*	Astronics Corp.	870	31
	Manitowoc Co. Inc.	1,224	30
*	Wesco Aircraft Holdings Inc.	2,561	29
*	International Seaways Inc.	1,395	29
*	Control4 Corp.	1,155	29
	Essendant Inc.	2,014	28
*	Evoqua Water Technologies Corp.	1,428	28
	Titan International Inc.	2,357	27
*	Team Inc.	1,280	27
	Barrett Business Services Inc.	308	27
	Kimball International Inc. Class B	1,634	27
	Gorman-Rupp Co.	793	26
	Resources Connection Inc.	1,556	26
	Argan Inc.	655	25
	Spartan Motors Inc.	1,625	25
	GasLog Ltd.	1,390	25
	Kforce Inc.	736	25
	TTEC Holdings Inc.	697	25
*	Engility Holdings Inc.	778	24
*	NV5 Global Inc.	387	24
*	InnerWorkings Inc.	2,742	24
	Scorpio Tankers Inc.	7,990	23
	VSE Corp.	464	23
*	Babcock & Wilcox Enterprises Inc.	9,260	23
	Mesa Laboratories Inc.	143	23
	RPX Corp.	2,175	23
	Miller Industries Inc.	848	23
*	Daseke Inc.	2,286	22
	Frontline Ltd.	3,761	22
*	Textainer Group Holdings Ltd.	1,260	21
	Graham Corp.	828	21
	CRA International Inc.	380	21
*	CAI International Inc.	840	20
	LSC Communications Inc.	1,573	20
*	SP Plus Corp.	552	20
*	Covenant Transportation Group Inc. Class A	640	19
	DHT Holdings Inc.	4,570	19
	Universal Logistics Holdings Inc.	748	19
	REV Group Inc.	1,089	18
	Bristow Group Inc.	1,522	18
*,^ Energous Corp.		946	17
	Systemax Inc.	528	17
*	PHH Corp.	1,612	17
	American Railcar Industries Inc.	425	17

			Market
			Value
		Shares	($000)
	RR Donnelley & Sons Co.	2,758	17
*	Gener8 Maritime Inc.	2,571	17
*	Vectrus Inc.	527	17
*	Ducommun Inc.	499	17
	Hackett Group Inc.	1,044	17
	Scorpio Bulkers Inc.	2,207	16
*	YRC Worldwide Inc.	1,491	16
*	ServiceSource International Inc.	3,785	16
*,^ Plug Power Inc.		8,445	16
*	Sterling Construction Co. Inc.	1,217	15
	Park-Ohio Holdings Corp.	382	15
*	Ardmore Shipping Corp.	1,859	15
*	Titan Machinery Inc.	818	15
	Hurco Cos. Inc.	306	15
	Allied Motion Technologies Inc.	292	14
*	Energy Recovery Inc.	1,662	14
	Powell Industries Inc.	401	14
*	Layne Christensen Co.	858	13
*	HC2 Holdings Inc.	2,122	13
*	Blue Bird Corp.	694	13
*	Mistras Group Inc.	664	13
*	Heritage-Crystal Clean Inc.	628	13
*	Great Lakes Dredge & Dock Corp.	2,437	12
*	Orion Group Holdings Inc.	1,426	11
*	Willis Lease Finance Corp.	345	11
	Nordic American Tankers Ltd.	4,539	11
*	Willdan Group Inc.	374	11
*	Twin Disc Inc.	381	11
*	GP Strategies Corp.	548	11
*	Eagle Bulk Shipping Inc.	1,821	10
	Preformed Line Products Co.	136	10
	Advanced Emissions Solutions Inc.	933	10
*	Dorian LPG Ltd.	1,258	10
	FreightCar America Inc.	583	10
*	Vishay Precision Group Inc.	258	10
*	Liquidity Services Inc.	1,689	10
*	Commercial Vehicle Group Inc.	1,175	9
*	Hill International Inc.	1,657	9
	NACCO Industries Inc. Class A	220	8
*	PHI Inc.	724	8
	Teekay Tankers Ltd. Class A	7,173	8
*	Overseas Shipholding Group Inc. Class A	2,128	8
	CECO Environmental Corp.	1,327	8
	EnviroStar Inc.	183	7
	Costamare Inc.	952	7
	Ennis Inc.	379	7
*	Radiant Logistics Inc.	1,707	7
*	IES Holdings Inc.	373	7
*	Genco Shipping & Trading Ltd.	354	6
	Marlin Business Services Corp.	219	6
*	Information Services Group Inc.	1,467	6
*	Safe Bulkers Inc.	1,425	5
	Navios Maritime Acquisition Corp.	5,460	4
*	Hudson Technologies Inc.	1,771	4

		Market
		Value
	Shares	($000)
* ExOne Co.	518	3
* StarTek Inc.	506	3
* Navios Maritime Holdings Inc.	3,989	3
BG Staffing Inc.	165	3
GrafTech International Ltd.	154	3
* Roadrunner Transportation Systems Inc.	1,172	2
		127,671
Technology (21.0%)
Apple Inc.	217,932	40,725
Microsoft Corp.	321,979	31,824
* Facebook Inc. Class A	101,518	19,469
* Alphabet Inc. Class A	12,916	14,208
* Alphabet Inc. Class C	12,830	13,920
Intel Corp.	202,722	11,190
Cisco Systems Inc.	212,284	9,067
NVIDIA Corp.	24,903	6,280
Oracle Corp.	123,736	5,781
* Adobe Systems Inc.	20,859	5,200
International Business Machines Corp.	35,808	5,060
Texas Instruments Inc.	41,779	4,675
* Broadcom Inc.	17,119	4,315
* salesforce.com Inc.	29,278	3,787
QUALCOMM Inc.	62,669	3,642
* Micron Technology Inc.	46,318	2,667
Applied Materials Inc.	44,818	2,276
Activision Blizzard Inc.	30,988	2,197
Intuit Inc.	10,363	2,089
Cognizant Technology Solutions Corp. Class A	24,905	1,877
* Electronic Arts Inc.	12,537	1,641
* NXP Semiconductors NV	13,943	1,590
HP Inc.	70,280	1,548
Analog Devices Inc.	15,571	1,513
Lam Research Corp.	6,963	1,380
* ServiceNow Inc.	7,371	1,309
* Red Hat Inc.	7,464	1,212
Amphenol Corp. Class A	12,919	1,123
* Autodesk Inc.	8,668	1,119
DXC Technology Co.	12,017	1,107
Western Digital Corp.	12,487	1,043
Hewlett Packard Enterprise Co.	65,924	1,005
* Twitter Inc.	28,690	996
Corning Inc.	36,224	984
Microchip Technology Inc.	9,644	939
* IHS Markit Ltd.	16,569	817
NetApp Inc.	11,429	781
* Palo Alto Networks Inc.	3,749	780
Skyworks Solutions Inc.	7,829	772
Harris Corp.	5,093	766
KLA-Tencor Corp.	6,679	756
Motorola Solutions Inc.	6,876	738
* Workday Inc. Class A	5,620	736
Xilinx Inc.	10,716	730
Maxim Integrated Products Inc.	11,883	697
* Citrix Systems Inc.	6,380	674

			Market
			Value
		Shares	($000)
*	Dell Technologies Inc. Class V	8,230	664
*	Splunk Inc.	5,865	650
*	ANSYS Inc.	3,602	586
*	Arista Networks Inc.	2,233	562
*	Synopsys Inc.	6,356	560
	Symantec Corp.	26,180	544
*	Take-Two Interactive Software Inc.	4,713	528
*	Akamai Technologies Inc.	6,933	523
	CDW Corp.	6,221	498
*	Cadence Design Systems Inc.	11,677	496
*,^ Advanced Micro Devices Inc.		35,573	488
*	Gartner Inc.	3,678	488
	CA Inc.	13,345	477
*	VeriSign Inc.	3,569	466
*	F5 Networks Inc.	2,679	464
*	IAC/InterActiveCorp	2,920	453
*	ON Semiconductor Corp.	17,740	446
*	Qorvo Inc.	5,342	429
*	PTC Inc.	4,854	419
	Juniper Networks Inc.	15,685	418
	Amdocs Ltd.	6,083	410
	SS&C Technologies Holdings Inc.	7,943	404
*	GrubHub Inc.	3,724	399
*	GoDaddy Inc. Class A	5,544	397
*	Fortinet Inc.	6,199	379
*	VMware Inc. Class A	2,756	379
*	IPG Photonics Corp.	1,536	371
	Marvell Technology Group Ltd.	16,822	362
	Leidos Holdings Inc.	5,943	357
	CDK Global Inc.	5,381	346
*	Tyler Technologies Inc.	1,451	336
	Cognex Corp.	7,102	325
	Teradyne Inc.	8,336	316
*	Ultimate Software Group Inc.	1,196	314
*	Black Knight Inc.	6,124	310
*	Guidewire Software Inc.	3,166	294
*	Aspen Technology Inc.	3,027	282
*	Arrow Electronics Inc.	3,805	282
*	Tableau Software Inc. Class A	2,694	266
	MKS Instruments Inc.	2,326	261
*	EPAM Systems Inc.	2,097	258
*	Atlassian Corp. plc Class A	3,815	243
	LogMeIn Inc.	2,207	238
*	Cavium Inc.	2,826	236
*	Nutanix Inc.	4,391	235
	Sabre Corp.	9,500	233
*	CommScope Holding Co. Inc.	7,924	232
*	Zendesk Inc.	4,129	231
	Cypress Semiconductor Corp.	13,850	228
*	Paycom Software Inc.	2,082	220
	Entegris Inc.	6,208	218
*	Proofpoint Inc.	1,842	215
	Monolithic Power Systems Inc.	1,629	215
	Jabil Inc.	7,150	202

		Market
		Value
	Shares	($000)
* Teradata Corp.	5,025	200
* RingCentral Inc. Class A	2,629	199
Blackbaud Inc.	2,017	197
* Cree Inc.	4,172	195
* Silicon Laboratories Inc.	1,798	190
Avnet Inc.	4,932	188
* Integrated Device Technology Inc.	5,627	187
* ARRIS International plc	7,361	186
Universal Display Corp.	1,792	177
* Coherent Inc.	1,042	174
* HubSpot Inc.	1,389	168
* Nuance Communications Inc.	12,283	166
* CACI International Inc. Class A	989	165
Science Applications International Corp.	1,787	158
* NCR Corp.	5,217	157
* Ellie Mae Inc.	1,461	155
* Lumentum Holdings Inc.	2,611	153
* RealPage Inc.	2,428	143
Dolby Laboratories Inc. Class A	2,256	142
* New Relic Inc.	1,381	140
* Yelp Inc. Class A	3,268	140
* Zynga Inc. Class A	31,167	137
* ViaSat Inc.	2,180	137
* Ciena Corp.	5,824	134
* Manhattan Associates Inc.	3,031	132
* Tech Data Corp.	1,519	132
* Semtech Corp.	2,649	128
* Twilio Inc. Class A	2,350	127
* ACI Worldwide Inc.	5,215	126
SYNNEX Corp.	1,179	126
* FireEye Inc.	7,525	126
Vishay Intertechnology Inc.	5,607	119
* CommVault Systems Inc.	1,736	119
* Verint Systems Inc.	2,741	116
InterDigital Inc.	1,461	115
* II-VI Inc.	2,555	112
Plantronics Inc.	1,523	111
* Cornerstone OnDemand Inc.	2,138	106
* VeriFone Systems Inc.	4,463	101
* Cirrus Logic Inc.	2,683	101
* Acxiom Corp.	3,419	100
Pegasystems Inc.	1,585	98
* Box Inc.	3,757	96
* Qualys Inc.	1,232	95
* Envestnet Inc.	1,773	94
* Sanmina Corp.	3,207	92
* NetScout Systems Inc.	3,413	92
* Rogers Corp.	788	90
* Viavi Solutions Inc.	9,403	89
* EchoStar Corp. Class A	1,887	89
* Five9 Inc.	2,532	88
Power Integrations Inc.	1,163	87
* Pure Storage Inc. Class A	4,050	87
* Ubiquiti Networks Inc.	1,047	86

		Market
		Value
	Shares	($000)
* NETGEAR Inc.	1,424	86
Brooks Automation Inc.	2,618	86
Ebix Inc.	1,075	80
* Novanta Inc.	1,235	80
* Mercury Systems Inc.	2,145	79
* Plexus Corp.	1,349	78
* TTM Technologies Inc.	4,337	78
* Anixter International Inc.	1,262	77
* iRobot Corp.	1,238	77
* Bottomline Technologies de Inc.	1,623	77
* Finisar Corp.	4,743	77
* Coupa Software Inc.	1,428	76
* Blucora Inc.	2,005	76
TiVo Corp.	5,137	74
* Insight Enterprises Inc.	1,543	72
Progress Software Corp.	1,889	72
* Ambarella Inc.	1,434	70
* MINDBODY Inc. Class A	1,772	70
* Varonis Systems Inc.	890	69
* GTT Communications Inc.	1,467	69
* Match Group Inc.	1,671	69
* Imperva Inc.	1,392	68
ManTech International Corp. Class A	1,241	67
* Rambus Inc.	4,960	67
* Q2 Holdings Inc.	1,155	66
* Groupon Inc. Class A	13,235	64
Methode Electronics Inc.	1,580	63
* Oclaro Inc.	7,348	63
* Synaptics Inc.	1,494	63
* Virtusa Corp.	1,290	63
* Cloudera Inc.	3,777	61
* Diodes Inc.	1,781	61
Benchmark Electronics Inc.	2,102	58
* Okta Inc.	1,030	58
* Knowles Corp.	3,975	58
* Inphi Corp.	1,704	58
* SPS Commerce Inc.	752	56
* 3D Systems Corp.	4,511	56
* Fabrinet	1,533	54
* ePlus Inc.	586	53
* Nanometrics Inc.	1,261	53
* Infinera Corp.	5,952	52
* Blackline Inc.	1,245	52
CSG Systems International Inc.	1,248	52
* LivePerson Inc.	2,648	51
* Evolent Health Inc. Class A	2,429	50
* MicroStrategy Inc. Class A	374	48
* Carbonite Inc.	1,247	48
* ScanSource Inc.	1,200	47
* Rudolph Technologies Inc.	1,394	47
* FormFactor Inc.	3,411	46
* MaxLinear Inc.	2,513	46
* PROS Holdings Inc.	1,298	46
* Syntel Inc.	1,447	46

		Market
		Value
	Shares	($000)
* Cray Inc.	1,815	45
* Extreme Networks Inc.	5,184	45
* KEMET Corp.	2,213	44
* Alarm.com Holdings Inc.	978	43
* Super Micro Computer Inc.	1,799	43
* MACOM Technology Solutions Holdings Inc.	1,918	43
NIC Inc.	2,789	43
Xperi Corp.	2,132	42
* Hortonworks Inc.	2,356	42
* SailPoint Technologies Holding Inc.	1,600	42
* Amkor Technology Inc.	4,570	42
* Alteryx Inc. Class A	1,214	41
* Vocera Communications Inc.	1,458	39
Comtech Telecommunications Corp.	1,250	39
* Perficient Inc.	1,491	39
* USA Technologies Inc.	2,871	39
* VASCO Data Security International Inc.	1,772	38
* Stratasys Ltd.	2,049	38
Monotype Imaging Holdings Inc.	1,746	38
* Everbridge Inc.	804	37
* Loral Space & Communications Inc.	954	37
* Applied Optoelectronics Inc.	779	36
Diebold Nixdorf Inc.	3,080	35
AVX Corp.	2,259	35
* Lattice Semiconductor Corp.	5,942	34
* Web.com Group Inc.	1,740	34
CTS Corp.	1,037	34
* CEVA Inc.	980	33
* Veeco Instruments Inc.	1,900	32
* Unisys Corp.	2,621	32
* Rapid7 Inc.	994	31
* CalAmp Corp.	1,466	31
ADTRAN Inc.	2,182	30
* TrueCar Inc.	2,983	29
* Tucows Inc. Class A	458	29
* Apptio Inc. Class A	863	29
* Ultra Clean Holdings Inc.	1,613	28
Cohu Inc.	1,178	28
* Inovalon Holdings Inc. Class A	2,717	28
NVE Corp.	254	28
* Glu Mobile Inc.	4,834	27
* Electro Scientific Industries Inc.	1,385	27
* Acacia Communications Inc.	806	26
* Sparton Corp.	1,376	26
* Appfolio Inc.	427	25
* Endurance International Group Holdings Inc.	2,810	25
Switch Inc.	2,009	25
* Benefitfocus Inc.	746	25
* Photronics Inc.	2,835	25
* Xcerra Corp.	1,781	25
* TechTarget Inc.	911	24
* Kimball Electronics Inc.	1,243	23
QAD Inc. Class A	430	22
* Axcelis Technologies Inc.	981	21

		Market
		Value
	Shares	($000)
* Workiva Inc.	797	21
* KeyW Holding Corp.	2,149	20
* Immersion Corp.	1,279	19
* Model N Inc.	1,067	19
* Limelight Networks Inc.	3,871	19
* ChannelAdvisor Corp.	1,206	18
* A10 Networks Inc.	2,702	17
* Brightcove Inc.	1,624	17
* Alpha & Omega Semiconductor Ltd.	1,064	17
* Quantenna Communications Inc.	1,022	16
* Ribbon Communications Inc.	2,678	16
Park Electrochemical Corp.	777	16
* Impinj Inc.	868	16
* Zix Corp.	2,658	14
* pdvWireless Inc.	566	14
* Ichor Holdings Ltd.	576	14
* Harmonic Inc.	3,722	14
* Digi International Inc.	1,191	14
PC Connection Inc.	468	14
* Digimarc Corp.	471	14
* PDF Solutions Inc.	1,086	14
* Mitek Systems Inc.	1,508	13
* Kopin Corp.	3,357	12
* Meet Group Inc.	3,237	12
* MobileIron Inc.	2,704	12
Simulations Plus Inc.	591	11
* NeoPhotonics Corp.	1,689	11
* Telenav Inc.	1,968	11
* Ooma Inc.	868	10
* Sigma Designs Inc.	1,602	10
Bel Fuse Inc. Class B	501	10
Reis Inc.	424	9
* Presidio Inc.	683	9
* AXT Inc.	1,218	9
* KVH Industries Inc.	798	9
* Amber Road Inc.	968	9
* Acacia Research Corp.	2,241	9
* SMART Global Holdings Inc.	190	8
* EMCORE Corp.	1,638	8
* VirnetX Holding Corp.	2,500	8
Internap Corp.	700	8
* Avid Technology Inc.	1,471	8
* Leaf Group Ltd.	607	6
* Iteris Inc.	1,125	6
* MicroVision Inc.	3,449	6
* PCM Inc.	460	6
* Rubicon Project Inc.	2,362	6
* Aerohive Networks Inc.	1,333	5
* Global Eagle Entertainment Inc.	2,328	5
* ForeScout Technologies Inc.	153	5
* Intevac Inc.	963	5
* Quantum Corp.	1,332	4
* ARC Document Solutions Inc.	1,946	4
* Veritone Inc.	151	3

		Market
		Value
	Shares	($000)
* Revolution Lighting Technologies Inc.	605	3
* PlayAGS Inc.	81	2
* Red Violet Inc.	125	1
		250,176
Utilities (4.5%)
AT&T Inc.	263,762	8,525
Verizon Communications Inc.	177,034	8,439
NextEra Energy Inc.	19,863	3,294
Duke Energy Corp.	29,401	2,269
Southern Co.	41,902	1,881
Dominion Energy Inc.	27,251	1,749
Exelon Corp.	40,729	1,686
American Electric Power Co. Inc.	20,697	1,406
Sempra Energy	10,686	1,138
Public Service Enterprise Group Inc.	21,434	1,136
Consolidated Edison Inc.	13,254	1,017
Xcel Energy Inc.	20,935	953
PG&E Corp.	21,712	941
WEC Energy Group Inc.	13,421	848
Edison International	13,360	830
PPL Corp.	29,039	793
DTE Energy Co.	7,608	779
Eversource Energy	13,357	762
CenturyLink Inc.	40,455	737
* T-Mobile US Inc.	12,494	696
FirstEnergy Corp.	18,993	654
American Water Works Co. Inc.	7,599	632
CMS Energy Corp.	13,392	618
Entergy Corp.	7,425	601
Ameren Corp.	10,110	598
CenterPoint Energy Inc.	18,597	486
NRG Energy Inc.	12,540	429
Alliant Energy Corp.	9,772	405
Atmos Energy Corp.	4,403	393
Pinnacle West Capital Corp.	4,718	376
UGI Corp.	7,272	367
NiSource Inc.	14,127	357
AES Corp.	27,998	357
Westar Energy Inc. Class A	6,189	351
* Vistra Energy Corp.	13,385	328
OGE Energy Corp.	8,970	314
Great Plains Energy Inc.	9,143	310
* Zayo Group Holdings Inc.	8,017	279
Aqua America Inc.	7,375	256
Vectren Corp.	3,617	256
MDU Resources Group Inc.	8,384	233
SCANA Corp.	5,734	208
IDACORP Inc.	2,222	205
WGL Holdings Inc.	2,257	199
j2 Global Inc.	2,035	172
ALLETE Inc.	2,217	170
Portland General Electric Co.	3,943	168
New Jersey Resources Corp.	3,762	167
National Fuel Gas Co.	3,111	164

		Market
		Value
	Shares	($000)
ONE Gas Inc.	2,173	163
Hawaiian Electric Industries Inc.	4,480	154
Southwest Gas Holdings Inc.	1,979	150
Avista Corp.	2,845	149
Spire Inc.	1,996	142
* Sprint Corp.	26,924	138
PNM Resources Inc.	3,361	134
Black Hills Corp.	2,215	129
NorthWestern Corp.	2,266	123
Avangrid Inc.	2,172	115
South Jersey Industries Inc.	3,369	112
El Paso Electric Co.	1,895	111
Telephone & Data Systems Inc.	4,092	105
MGE Energy Inc.	1,680	100
* Vonage Holdings Corp.	8,600	98
Ormat Technologies Inc.	1,665	86
American States Water Co.	1,487	84
Otter Tail Corp.	1,808	84
Cogent Communications Holdings Inc.	1,612	83
Northwest Natural Gas Co.	1,339	80
California Water Service Group	1,973	79
* 8x8 Inc.	3,987	75
Chesapeake Utilities Corp.	782	62
Shenandoah Telecommunications Co.	1,902	61
Unitil Corp.	1,171	57
Pattern Energy Group Inc. Class A	2,969	55
NRG Yield Inc.	2,852	50
* Iridium Communications Inc.	3,276	50
SJW Group	721	46
* Boingo Wireless Inc.	1,763	38
Connecticut Water Service Inc.	577	37
* Intelsat SA	1,795	32
ATN International Inc.	589	32
Middlesex Water Co.	694	31
^ Frontier Communications Corp.	4,056	30
Consolidated Communications Holdings Inc.	2,615	29
York Water Co.	882	29
* ORBCOMM Inc.	2,930	28
* United States Cellular Corp.	755	27
NRG Yield Inc. Class A	1,386	24
* Cincinnati Bell Inc.	1,874	23
* Atlantic Power Corp.	9,065	19
Consolidated Water Co. Ltd.	1,306	17
Artesian Resources Corp. Class A	437	17
RGC Resources Inc.	593	16
* Gogo Inc.	2,800	14
Spok Holdings Inc.	888	14
Genie Energy Ltd. Class B	2,143	12
* Globalstar Inc.	21,433	12
Global Water Resources Inc.	1,235	11
Windstream Holdings Inc.	1,935	11
* AquaVenture Holdings Ltd.	611	9
* Pure Cycle Corp.	948	9
Spark Energy Inc. Class A	617	6

				Market
				Value
			Shares	($000)
IDT Corp. Class B			811	4
				53,338
Total Common Stocks (Cost $939,413)				1,186,302
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
4,5 Vanguard Market Liquidity Fund	1.961%		39,210	3,921

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
6 United States Treasury Bill	1.916%	9/6/18	300	299
Total Temporary Cash Investments (Cost $4,219)				4,220
Total Investments (100.0%) (Cost $943,632)				1,190,522
Other Assets and Liabilities-Net (0.0%)5				(246)
Net Assets (100%)				1,190,276

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,407,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,549,000 of collateral received for securities on loan.
6 Securities with a value of $298,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	28	3,788 (1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Russell 3000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,186,283	—	19
Temporary Cash Investments	3,921	299	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	1,190,177	299	19
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Russell 3000 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At May 31, 2018, the cost of investment securities for tax purposes was $943,649,000. Net unrealized appreciation of investment securities for tax purposes was $246,873,000, consisting of unrealized gains of $301,738,000 on securities that had risen in value since their purchase and $54,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Corporate Bond ETF

Schedule of Investments (unaudited)
As of May 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	251,552	19,694
Vanguard Long-Term Corporate Bond ETF	181,215	16,108
Vanguard Intermediate-Term Corporate Bond ETF	180,613	15,157
		50,959
Total Investment Companies (Cost $52,608)		50,959
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.961% (Cost $10)	101	10

Total Investments (100.0%) (Cost $52,618)		50,969
Other Assets and Liabilities - Net (0.0%)		(2)
Net Assets (100%)		50,967

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2018, the cost of investment securities for tax purposes was $52,618,000. Net unrealized depreciation of investment securities for tax purposes was $1,649,000, consisting entirely of unrealized losses on securities that had decreased in value since their purchase.

Vanguard Total Corporate Bond ETF

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Nov.7,2017[1]		Proceeds from	Realized	Change in		Capital Gain	May 31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost[2]	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000))
Vanguard Market
Liquidity Fund	—	NA3	NA3	—	—	—	—	10
Vanguard
Intermediate-
Term Corporate
Bond ETF	—	16,192	505	(14)	(516)	198	—	15,157
Vanguard Long-
Term Corporate
Bond ETF	—	17,261	263	(5)	(885)	262	—	16,108
Vanguard Short-
Term Corporate
Bond ETF	—	20,188	242	(4)	(248)	180	—	19,694
Total	—	53,641	1,010	(23)	(1,649)	640	—	50,969
1 Inception.
2 Includes $52,624,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.